AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 28, 2010
File No. 033-45671
File No. 811-06557

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

POST-EFFECTIVE AMENDMENT NO. 82	☑

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

AMENDMENT NO. 84	☑
RIDGEWORTH FUNDS (formerly, STI Classic Funds)
(Exact Name of Registrant as Specified in Charter)
155 Federal Street, Suite 700
Boston, Massachusetts 02110
(Address of Principal Executive Offices, Zip Code)
Registrant’s Telephone Number, including Area Code: 1-888-784-3863
Julia R. Short, President
RidgeWorth Funds
50 Hurt Plaza
Suite 1400
Atlanta, GA 30303

(Name and Address of Agent for Service)
Copies to:

Richard W. Grant, Esquire Morgan, Lewis & Bockius LLP 1701 Market Street Philadelphia, PA 19103	W. John McGuire, Esquire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004
It is proposed that this filing become effective (check appropriate box):
☐ Immediately upon filing pursuant to paragraph (b)
☑ On July 29, 2010 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ On [date] pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

ALLOCATION STRATEGIES A, C, & I SHARES PROSPECTUS August 1, 2010

	Class A	Class C	Class I
	Shares	Shares	Shares
Investment Adviser: RidgeWorth Investments®
• Aggressive Growth Allocation Strategy	SLAAX	CLVLX	CVMGX
• Conservative Allocation Strategy	SVCAX	SCCLX	SCCTX
• Growth Allocation Strategy	SGIAX	SGILX	CLVGX
• Moderate Allocation Strategy	SVMAX	SVGLX	CLVBX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RidgeWorth Investments® is the trade name of RidgeWorth Capital Management, Inc.

About This Prospectus

RidgeWorth Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. RidgeWorth Funds is an open-end management investment company (commonly known as a mutual fund) established under Massachusetts law as a Massachusetts business trust. RidgeWorth Funds is required to comply with the Investment Company Act of 1940 as well as other federal securities laws that are applicable to all mutual funds. This prospectus gives you important information about the A Shares, C Shares and I Shares of each Allocation Strategy (“Funds”) that you should know before investing. Each Fund invests in a combination of other underlying funds. Please read this prospectus and keep it for future reference.

A Shares, C Shares and I Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to invest, and whether you plan to make additional investments.

A Shares

•	Front-end sales charge

•	12b-1 fees

•	$2,000 minimum initial investment
C Shares

•	Contingent deferred sales charge

•	Higher 12b-1 fees

•	$5,000 minimum initial investment

I Shares are offered exclusively to financial institutions and intermediaries for their own accounts or for the accounts of their customers.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about each Fund, please see:

1	Aggressive Growth Allocation Strategy

5	Conservative Allocation Strategy

10	Growth Allocation Strategy

15	Moderate Allocation Strategy

20	More Information About Risk

26	More Information About Indices

27	More Information About Fund Investments

27	Information About Portfolio Holdings

27	Management

28	Purchasing, Selling and Exchanging Fund Shares

36	Market Timing Policies and Procedures

37	Distribution of Fund Shares

38	Dividends and Distributions

39	Taxes

40	Financial Highlights

Inside Back Cover	Privacy Policy

Back Cover	How to Obtain More Information About RidgeWorth Funds

August 1, 2010

Allocation Strategy	1

AGGRESSIVE GROWTH ALLOCATION STRATEGY

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Aggressive Growth Allocation Strategy (the “Fund”) seeks high capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 32 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares
Management Fees	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses	0.23%	0.23%	0.23%
Acquired Fund Fees and Expenses	0.91%	0.91%	0.91%

Total Annual Fund Operating Expenses	1.54%	2.24%	1.24%
Fee Waivers and/or Expense Reimbursements(1)	(0.13)%	(0.13)%	(0.13)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.41%	2.11%	1.11%

(1)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2011 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and acquired fund fees and expenses) from exceeding 0.50%, 1.20% and 0.20% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$710	$1,021	$1,355	$2,294
C Shares	$314	$688	$1,188	$2,565
I Shares	$113	$381	$668	$1,489

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

A Shares	$710	$1,021	$1,355	$2,294
C Shares	$214	$688	$1,188	$2,565
I Shares	$113	$381	$668	$1,489

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in RidgeWorth Equity Funds and exchange traded funds (“ETFs”) that invest in equities (together, “Underlying Funds”). The Fund’s remaining assets may be invested in RidgeWorth Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

2	Allocation Strategy

AGGRESSIVE GROWTH ALLOCATION STRATEGY

The Fund may invest in an Underlying Fund that:

–	invests in common stocks of real estate investment trusts (“REITs”) and companies principally engaged in the real estate industry.

–	invests in common stocks and other equity securities of U.S. and non U.S. companies. The Underlying Fund may invest in companies of any size and in both developed and emerging markets.

–	is a 130/30 fund. A 130/30 fund is a fund that invests approximately 130 percent of its assets in long positions, either directly or indirectly through derivatives, while approximately 30 percent of its assets are sold short, either directly or indirectly through derivatives. The proceeds from the short strategies may be used to purchase all or a portion of the additional 30 percent of the long positions.

–	invests in inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS”, which are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.

In selecting a diversified portfolio of Underlying Funds, the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total return, volatility and expenses.

The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure.

Investment Range
(Percentage of the
Aggressive Growth
Allocation
Asset Class	Strategy’s Assets)

Underlying Equity Funds	80-100%
U.S. Equities
International Equities
Emerging Market Equities
(All Capitalizations)

Underlying Money Market Funds	0-20%

Principal Investment Risks

The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them. The Adviser’s asset allocation decisions may not anticipate market trends successfully. The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds. The risks associated with investing in the Underlying Funds are described in this section.

Equity Risk: Stock prices may fall over short or extended periods of time. The value of the Fund’s securities may fluctuate drastically from day to day.

Large Company Risk: Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies.

Smaller Company Risk: Small and mid-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of a larger company. Smaller companies may be newer or less established and may have limited resources, products and markets. They may be less liquid.

Style Risk (Value): A value investing style may be out of favor in the marketplace. The potential value of a security as perceived by an Underlying Fund’s investment subadviser may never be realized by the market.

Style Risk (Growth): Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Real Estate Risk: An investment in the Fund may be subject to many of the same risks as a direct investment in real estate and the real estate owned by the companies in which it invests. These risks include changes in economic conditions, interest rates, credit risk, property values, property tax increases, overbuilding and increased competition, increasing vacancies or declining rents, environmental contamination, zoning and natural disasters.

Because the Fund concentrates its investments in the real estate industry, the Fund’s performance will be closely linked to the performance of the real estate markets.

Foreign Investment Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal

Allocation Strategy	3

AGGRESSIVE GROWTH ALLOCATION STRATEGY

developments. These risks are increased for investments in emerging markets.

Exchange Traded Fund Risk: The risk of owning shares of an ETF generally reflects the risk of owning the underlying securities the ETF is designed to track. Liquidity in an ETF could result in more volatility than ownership of the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Short Sales Risk: If the price of a stock goes up after a short sale, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. The amount of loss on a short sale is theoretically unlimited, as there is no maximum attainable price of the shorted security.

Leverage Risk: The Fund’s short sales effectively leverage the Underlying Fund’s assets. It is possible that the Underlying Fund may lose money on both long and short positions at the same time. The Underlying Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Underlying Fund to use its other assets to increase the collateral. Leverage also creates interest expenses that may decrease the Fund’s overall returns.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.

Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Derivatives Risk: Because the Fund may invest in derivatives, the Fund is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
16.09%	-21.29%
(6/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was -6.45%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are

4	Allocation Strategy

AGGRESSIVE GROWTH ALLOCATION STRATEGY

shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Year	10 Years

A Shares Returns Before Taxes	21.63%	-0.07%	1.47%

C Shares Returns Before Taxes	27.42%	0.49%	1.79%

I Shares Returns Before Taxes	29.52%	1.44%	2.27%

I Shares Returns After Taxes on Distributions	29.15%	-0.39%	0.91%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	19.44%	0.86%	1.55%

S&P 500 Index (reflects no deductions for fees, expenses or taxes)	26.46%	0.42%	-0.95%

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser

RidgeWorth Investments is the Fund’s investment adviser.

Portfolio Management

Mr. Alan Gayle, Managing Director of the Adviser, has managed the Fund since its inception in December 1992.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and C Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Allocation Strategy	5

CONSERVATIVE ALLOCATION STRATEGY

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Conservative Allocation Strategy (the “Fund”) seeks high capital appreciation and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 32 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares
Management Fees	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses	0.43%	0.43%	0.43%
Acquired Fund Fees and Expenses	0.51%	0.51%	0.51%

Total Annual Fund Operating Expenses	1.34%	2.04%	1.04%
Fee Waivers and/or Expense Reimbursements(1)	(0.33)%	(0.33)%	(0.33)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.01%	1.71%	0.71%

(1)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2011 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and acquired fund fees and expenses) from exceeding 0.50%, 1.20% and 0.20% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$573	$848	$1,144	$1,984
C Shares	$274	$608	$1,068	$2,343
I Shares	$73	$298	$542	$1,241

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

A Shares	$573	$848	$1,144	$1,984
C Shares	$174	$608	$1,068	$2,343
I Shares	$73	$298	$542	$1,241

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests pursuant to an asset allocation strategy in a combination of RidgeWorth Fixed Income Funds and exchange traded funds (“ETFs”) that invest in bonds (together, “Underlying Fixed Income Funds”), and to a lesser extent, RidgeWorth Equity Funds and ETFs that invest in equities (together, “Underlying Equity Funds”). The Fund invests primarily in Underlying Fixed Income Funds, but may invest up to 40% of the Fund’s assets in Underlying Equity Funds. The Fund’s remaining assets may be invested in

6	Allocation Strategy

CONSERVATIVE ALLOCATION STRATEGY

RidgeWorth Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

The Fund may invest in an Underlying Fund that:

–	invests in debt instruments, including mortgage- and asset-backed instruments, common stocks and other equity securities of U.S. and non U.S. companies including those in both developed and emerging markets.

–	invests in bank loans and other below investment grade instruments.

–	invests in inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS”, which are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.

In selecting a diversified portfolio of Underlying Fixed Income Funds and Underlying Equity Funds (together, “Underlying Funds”), the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total return, volatility and expenses.

The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure.

Investment Range
(Percentage of the
Conservative Allocation
Asset Class	Strategy’s Assets)

Underlying Fixed Income Funds	60-80%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including Bank Loans)
International Bonds
Emerging Market Bonds

Underlying Equity Funds	20-40%
U.S. Equities
International Equities
Emerging Market Equities
(All Capitalizations)

Underlying Money Market Funds	0-20%

The Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

Principal Investment Risks

The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them. The Adviser’s asset allocation decisions may not anticipate market trends successfully. The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds. The risks associated with investing in the Underlying Funds are described in this section.

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Equity Risk: Stock prices may fall over short or extended periods of time. The value of the Fund’s securities may fluctuate drastically from day to day.

Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Floating Rate Loan Risk: The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan.

These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans.

Bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss.

Borrowers may pay back principal before the scheduled due date when interest rates decline, which

Allocation Strategy	7

CONSERVATIVE ALLOCATION STRATEGY

may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the administrative agent in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Mortgage and Asset Backed Security Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities including difficult or frozen credit markets, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case securities backed by loans made to borrowers with “sub-prime” credit metrics.

Prepayment and Call Risk: When mortgages and other obligations are prepaid and when securities are called the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates resulting in unexpected capital loss.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Large Company Risk: Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies.

Smaller Company Risk: Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Style Risk (Value): A value investing style may be out of favor in the marketplace. The potential value of a security as perceived by an Underlying Fund’s investment subadviser may never be realized by the market.

Style Risk (Growth): Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Foreign Investment Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Exchange Traded Fund Risk: The risk of owning shares of an ETF generally reflects the risk of owning the underlying securities the ETF is designed to track. Liquidity in an ETF could result in more volatility than ownership of the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Derivatives Risk: Because the Fund may invest in derivatives, the Fund is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

8	Allocation Strategy

CONSERVATIVE ALLOCATION STRATEGY

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. I Shares commenced operations on November 6, 2003, A Shares commenced operations on November 11, 2003 and C Shares commenced operations on April 3, 2005. Performance between March 11, 2003 and the commencement of operations of A Shares, C Shares and I Shares is that of the B Shares of the Fund, which converted into A Shares of the Fund on July 16, 2010, and has not been adjusted to reflect A Share, C Share or I Share expenses. If it had been performance for the C Shares would have been lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
7.57%	-2.53%
(9/30/09)	(9/30/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 1.20%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

			Since
	1 Year	5 Year	Inception*

A Shares Returns Before Taxes	10.29%	3.53%	4.88%

C Shares Returns Before Taxes	14.05%	3.91%	4.57%

I Shares Returns Before Taxes	16.18%	4.86%	5.93%

I Shares Returns After Taxes on Distributions	15.01%	3.34%	4.60%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	10.55%	3.32%	4.37%

Hybrid 30/70 Blend of the following benchmarks (reflects no deductions for fees, expenses or taxes)	12.20%	3.85%	5.38%

S&P 500 Index (reflects no deductions for fees, expenses or taxes)	26.46%	0.42%	6.31%

Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	4.65%

*	Since inception of the B Shares on March 11, 2003.

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser

RidgeWorth Investments is the Fund’s investment adviser.

Portfolio Management

Mr. Alan Gayle, Managing Director of the Adviser, has managed the Fund since its inception in March 2003.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and C Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

Allocation Strategy	9

CONSERVATIVE ALLOCATION STRATEGY

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

10	Allocation Strategy

GROWTH ALLOCATION STRATEGY

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Growth Allocation Strategy (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 32 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares
Management Fees	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses	0.14%	0.14%	0.14%
Acquired Fund Fees and Expenses	0.78%	0.78%	0.78%

Total Annual Fund Operating Expenses	1.32%	2.02%	1.02%
Fee Waivers and/or Expense Reimbursements(1)	(0.04)%	(0.04)%	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.28%	1.98%	0.98%

(1)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2011 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and acquired fund fees and expenses) from exceeding 0.50%, 1.20% and 0.20% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$698	$966	$1,253	$2,070
C Shares	$301	$630	$1,084	$2,345
I Shares	$100	$321	$559	$1,244

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

A Shares	$698	$966	$1,253	$2,070
C Shares	$201	$630	$1,084	$2,345
I Shares	$100	$321	$559	$1,244

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests pursuant to an asset allocation strategy in a combination of RidgeWorth Equity Funds and exchange traded funds (“ETFs”) that invest in equities (together, “Underlying Equity Funds”), and, to a lesser extent, RidgeWorth Fixed Income Funds and ETFs that invest in bonds (together, “Underlying Fixed Income Funds”). The Fund invests between 60% and 80% of its assets in Underlying Equity Funds and up to 40% in Underlying Fixed Income Funds (together, “Underlying Funds”). The Fund’s remaining assets may

Allocation Strategy	11

GROWTH ALLOCATION STRATEGY

be invested in shares of RidgeWorth Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

The Fund may invest in an Underlying Fund that:

–	invests in common stocks of real estate investment trusts (“REITs”) and companies principally engaged in the real estate industry.

–	invests in common stocks, other equity securities and debt instruments, including mortgage- and asset-backed instruments, of U.S. and non U.S. companies. The Underlying Fund may invest in companies of any size and in both developed and emerging markets.

–	is a 130/30 fund. A 130/30 fund is a fund that invests approximately 130 percent of its assets in long positions, either directly or indirectly through derivatives, while approximately 30 percent of its assets are sold short, either directly or indirectly through derivatives. The proceeds from the short strategies may be used to purchase all or a portion of the additional 30 percent of the long positions.

–	invests in bank loans and other below investment grade instruments.

–	invests in inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS”, which are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.

In selecting a diversified portfolio of Underlying Funds, the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total returns, volatility and expenses. The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure.

Investment Range
(Percentage of the
Growth Allocation
Asset Class	Strategy’s Assets)

Underlying Equity Funds	60-80%
U.S. Equities
International Equities
Emerging Market Equities
(All Capitalizations)

Underlying Fixed Income Funds	20-40%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including Bank Loans)
International Bonds
Emerging Market Bonds

Underlying Money Market Funds	0-20%

The Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

Principal Investment Risks

The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them. The Adviser’s asset allocation decisions may not anticipate market trends successfully. The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds. The risks associated with investing in the Underlying Funds are described in this section.

Equity Risk: Stock prices may fall over short or extended periods of time. The value the Fund’s securities may fluctuate drastically from day to day.

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Large Company Risk: Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or

12	Allocation Strategy

GROWTH ALLOCATION STRATEGY

unable to implement change as quickly as smaller capitalization companies.

Smaller Company Risk: Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Style Risk (Value): A value investing style may be out of favor in the marketplace. The potential value of a security as perceived by an Underlying Fund’s investment subadviser may never be realized by the market.

Style Risk (Growth): Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Real Estate Risk: An investment in the Fund may be subject to many of the same risks as a direct investment in real estate and the real estate owned by the companies in which it invests. These risks include changes in economic conditions, interest rates, credit risk, property values, property tax increases, overbuilding and increased competition, increasing vacancies or declining rents, environmental contamination, zoning and natural disasters.

Because the Fund concentrates its investments in the real estate industry, the Fund’s performance will be closely linked to the performance of the real estate markets.

Foreign Investment Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Short Sales Risk: If the price of a stock goes up after a short sale, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. The amount of loss on a short sale is theoretically unlimited, as there is no maximum attainable price of the shorted security.

Leverage Risk: The Fund’s short sales effectively leverage the Underlying Fund’s assets. It is possible that the Underlying Fund may lose money on both long and short positions at the same time. The Underlying Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Underlying Fund to use its other assets to increase the collateral. Leverage also creates interest expenses that may decrease the Fund’s overall returns.

Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Floating Rate Loan Risk: The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan.

These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans.

Bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss.

Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the administrative agent in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Mortgage and Asset Backed Security Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities including difficult or frozen credit markets, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case securities backed by loans made to borrowers with “sub-prime” credit metrics.

Allocation Strategy	13

GROWTH ALLOCATION STRATEGY

Prepayment and Call Risk: When mortgages and other obligations are prepaid and when securities are called the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates resulting in unexpected capital loss.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Exchange Traded Fund Risk: The risk of owning shares of an ETF generally reflects the risk of owning the underlying securities the ETF is designed to track. Liquidity in an ETF could result in more volatility than ownership of the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Derivatives Risk: Because the Fund may invest in derivatives, the Fund is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. A Shares commenced operations on November 5, 2003 and C Shares commenced operations on April 5, 2005. Performance prior to the commencement of operations of each respective class, is that of I Shares of the Fund, and has not been adjusted to reflect expenses associated with other classes. If it had been, performance would have been lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
13.21%	-14.19%
(6/30/03)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was -3.93%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are

14	Allocation Strategy

GROWTH ALLOCATION STRATEGY

shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Year	10 Years

A Shares Returns Before Taxes	18.07%	1.55%	3.08%

C Shares Returns Before Taxes	23.33%	1.99%	3.34%

I Shares Returns Before Taxes	25.62%	3.09%	3.90%

I Shares Returns After Taxes on Distributions	24.91%	1.50%	2.68%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	16.82%	2.12%	2.86%

Hybrid 70/30 Blend of the following benchmarks (reflects no deductions for fees, expenses or taxes)	20.44%	2.03%	1.49%

S&P 500 (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser

RidgeWorth Investments is the Fund’s investment adviser.

Portfolio Management

Mr. Alan Gayle, Managing Director of the Adviser, has managed the Fund since its inception in December 1992.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and C Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Allocation Strategy	15

MODERATE ALLOCATION STRATEGY

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Moderate Allocation Strategy (the “Fund”) seeks capital appreciation and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 32 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares
Management Fees	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses	0.11%	0.11%	0.11%
Acquired Fund Fees and Expenses	0.66%	0.66%	0.66%

Total Annual Fund Operating Expenses	1.17%	1.87%	0.87%
Fee Waivers and/or Expense Reimbursements(1)	(0.01)%	(0.01)%	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.16%	1.86%	0.86%

(1)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2011 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and acquired fund fees and expenses) from exceeding 0.50%, 1.20% and 0.20% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$686	$924	$1,181	$1,913
C Shares	$289	$587	$1,010	$2,190
I Shares	$88	$277	$481	$1,072

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

A Shares	$686	$924	$1,181	$1,913
C Shares	$189	$587	$1,010	$2,190
I Shares	$88	$277	$481	$1,072

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests pursuant to an asset allocation strategy in a combination of RidgeWorth Equity Funds, RidgeWorth Fixed Income Funds and exchange-traded funds (“ETFs”) (together, “Underlying Funds”). The Fund principally invests between 40% and 60% in Underlying Funds that invest primarily in equity securities and up to 60% in Underlying Funds that invest primarily in fixed income securities. The Fund’s remaining assets may be invested in shares of RidgeWorth Money Market Funds, securities issued by

16	Allocation Strategy

MODERATE ALLOCATION STRATEGY

the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

The Fund may invest in an Underlying Fund that:

–	invests in common stocks of real estate investment trusts (“REITs”) and companies principally engaged in the real estate industry.

–	invests in common stocks, other equity securities and debt instruments, including mortgage and asset-backed instruments, of U.S. and non U.S. companies. The Underlying Fund may invest in companies of any size and in both developed and emerging markets.

–	is a 130/30 fund. A 130/30 fund is a fund that invests approximately 130 percent of its assets in long positions, either directly or indirectly through derivatives, while approximately 30 percent of its assets are sold short, either directly or indirectly through derivatives. The proceeds from the short strategies may be used to purchase all or a portion of the additional 30 percent of the long positions.

–	invests in bank loans and other below investment grade instruments.

–	invests in inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS”, which are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.

In selecting a diversified portfolio of Underlying Funds, the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total returns, volatility and expenses.

The table below shows how the Adviser currently expects to allocate the Fund among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure.

Investment Range
(Percentage of the
Moderate Allocation
Asset Class	Strategy’s Assets)

Underlying Equity Funds	40-60%
U.S. Equities
International Equities
Emerging Market Equities (All Capitalizations)

Underlying Fixed Income Funds	40-60%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including Bank Loans)
International Bonds
Emerging Market Bonds

Underlying Money Market Funds	0-20%

The Fund holds Underlying Funds that buy and sell securities frequently, which may result in higher transaction costs and lower performance, and will be more likely to generate short-term capital gains (which are generally taxed at ordinary income tax rates).

Principal Investment Risks

The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them. The Adviser’s asset allocation decisions may not anticipate market trends successfully. The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds. The risks associated with investing in the Underlying Funds are described in this section.

Equity Risk: Stock prices may fall over short or extended periods of time. The value the Fund’s securities may fluctuate drastically from day to day.

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Large Company Risk: Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization

Allocation Strategy	17

MODERATE ALLOCATION STRATEGY

companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies.

Smaller Company Risk: Small and mid-cap stocks can perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of larger companies.

Style Risk (Value): A value investing style may be out of favor in the marketplace. The potential value of a security as perceived by an Underlying Fund’s investment subadviser may never be realized by the market.

Style Risk (Growth Stock): Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Real Estate Risk: An investment in the Fund may be subject to many of the same risks as a direct investment in real estate and the real estate owned by the companies in which it invests. These risks include changes in economic conditions, interest rates, credit risk, property values, property tax increases, overbuilding and increased competition, increasing vacancies or declining rents, environmental contamination, zoning and natural disasters.

Because the Fund concentrates its investments in the real estate industry, the Fund’s performance will be closely linked to the performance of the real estate markets.

Foreign Investment Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

Short Sales Risk: If the price of a stock goes up after a short sale, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. The amount of loss on a short sale is theoretically unlimited, as there is no maximum attainable price of the shorted security.

Leverage Risk: The Fund’s short sales effectively leverage the Underlying Fund’s assets. It is possible that the Underlying Fund may lose money on both long and short positions at the same time. The Underlying Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Underlying Fund to use its other assets to increase the collateral. Leverage also creates interest expenses that may decrease the Fund’s overall returns.

Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Floating Rate Loan Risk: The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan.

These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans.

Bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss.

Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the administrative agent in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Mortgage and Asset Backed Security Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities including difficult or frozen credit markets, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the

18	Allocation Strategy

MODERATE ALLOCATION STRATEGY

case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

Prepayment and Call Risk: When mortgages and other obligations are prepaid and when securities are called the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates resulting in unexpected capital loss.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Exchange Traded Fund Risk: The risk of owning shares of an ETF generally reflects the risk of owning the underlying securities the ETF is designed to track. Liquidity in an ETF could result in more volatility than ownership of the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Derivatives Risk: Because the Fund may invest in derivatives, the Fund is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. A shares commenced operations on October 10, 2003 and C shares commenced operations on April 5, 2005. Performance prior to the commencement of operations of each respective class is that of I shares of the Fund, and has not been adjusted to reflect expenses associated with other classes. If it had been, performance would have been lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
10.66%	-9.20%
(6/30/03)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was -1.55%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are

Allocation Strategy	19

MODERATE ALLOCATION STRATEGY

shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Year	10 Years

A Shares Returns Before Taxes	13.53%	2.32%	3.40%

C Shares Returns Before Taxes	18.44%	2.78%	3.67%

I Shares Returns Before Taxes	20.69%	3.82%	4.19%

I Shares Returns After Taxes on Distributions	19.73%	2.27%	2.75%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	13.54%	2.57%	2.88%

Hybrid 50/50 Blend of the following benchmarks (reflects no deductions for fees, expenses or taxes)	16.34%	2.99%	2.99%

S&P 500 (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser

RidgeWorth Investments is the Fund’s investment adviser.

Portfolio Management

Mr. Alan Gayle, Managing Director of the Adviser, has managed the Fund since its inception in December 1992.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and C Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

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More Information About Risk

Below Investment Grade Risk

Conservative Allocation Strategy
Growth Allocation Strategy
Moderate Allocation Strategy

High yield securities, also known as “junk bonds,” involve greater risks of default or downgrade and are more volatile than investment grade securities due to actual or perceived changes in an issuer’s credit-worthiness. Issuers of high yield securities may be more susceptible to economic downturns and, therefore, may be unable to pay interest, dividends or ultimately repay the principal upon maturity. Discontinuation of these payments could adversely affect the market value of the security. High yield securities may be less liquid and a security whose credit rating has been lowered may be particularly difficult to sell.

Borrowing Risk

All Funds

An Underlying Fund may borrow cash and/or securities subject to certain limits which may amplify the effect of any increase or decrease in the value of portfolio securities or the net asset value of an Underlying Fund. Money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate due to changing rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, an Underlying Fund may have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Derivatives Risk

All Funds

A derivative is a financial contract whose value adjusts in accordance with the value of one or more underlying assets, reference rates or indices. Derivatives (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) may be used to attempt to achieve investment objectives or to offset certain investment risks. These positions may be established for hedging, substitution of a position in the underlying asset, or for speculation purposes. Hedging involves making an investment (e.g., in a futures contract) to reduce the risk of adverse price movements in an already existing investment position. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

•	The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

•	An Underlying Fund may experience losses over certain market movements that exceed losses experienced by a fund that does not use derivatives.

•	There may be an imperfect or no correlation between the changes in market value of the securities held by an Underlying Fund and the prices of derivatives used to hedge those positions.

•	There may not be a liquid secondary market for derivatives.

•	Trading restrictions or limitations may be imposed by an exchange.

•	Government regulations may restrict trading in derivatives.

•	The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by the creditworthiness of the counterparty and/or using an exchange as an intermediary.

Because premiums or totals paid or received on derivatives are small in relation to the market value of the underlying investments, buying and selling derivatives can be more speculative than investing directly in securities. In addition, many types of derivatives have limited investment lives and may expire or necessitate being sold at inopportune times.

The use of derivatives may cause an Underlying Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

Credit default swaps may involve greater risks than if an Underlying Fund had invested in the asset directly. An Underlying Fund may be more exposed to credit risk. In addition, an Underlying Fund may experience losses if the an Underlying Fund’s investment subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if their reference index, security or investments do not perform as anticipated.

Leverage may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to

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exaggerate the effect of any increase or decrease on the value of an Underlying Fund’s portfolio securities. To limit leveraging risk, an Underlying Fund observes asset segregation requirements to fully cover its future obligations. By setting aside assets equal only to its net obligations under certain derivative instruments, an Underlying Fund will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such derivative instruments.

Emerging Markets Risk

All Funds

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

Equity Risk

All Funds

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in funds that primarily hold equity securities. Historically, the equity market has moved in cycles and investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Exchange Traded Fund Risk

All Funds

The Funds and the Underlying Funds may purchase shares of exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are investment companies that are bought and sold on a securities exchange. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund or Underlying Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own shares of an ETF.

Fixed Income Risk

Conservative Allocation Strategy
Growth Allocation Strategy
Moderate Allocation Strategy

The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Fund’s fixed income securities will decrease in value if interest rates rise and vice versa.

Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

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Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause an Underlying Fund’s income to decline. Income risk is generally higher for short-term bonds.

An additional risk of debt securities is reinvestment risk, which is the possibility that an Underlying Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause an Underlying Fund to reinvest those assets at a rate lower than originally anticipated.

Floating Rate Loan Risk

Conservative Allocation Strategy
Growth Allocation Strategy
Moderate Allocation Strategy

Investments in floating rate loans are subject to interest rate risk although the risk is less because the interest rate of the loan adjusts periodically. Investments in floating rate loans are also subject to credit risk. Many floating rate loans are rated below investment grade or are unrated, therefore, an Underlying Fund relies heavily on the analytical ability of the Underlying Fund’s investment subadviser. Many floating rate loans share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate loans are often subject to restrictions on resale which can result in reduced liquidity. Borrowers may repay principal faster than the scheduled due date which may result in an Underlying Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk. A loan may not be fully collateralized which may cause the loan to decline significantly in value.

One lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral. Investing in certain types of floating rate loans, such as revolving credit facilities and unfunded loans, creates a future obligation for an Underlying Fund. To avoid any leveraging concerns, an Underlying Fund will segregate or earmark liquid assets with the Underlying Fund’s custodian in amounts sufficient to fully cover any future obligations.

Seix Investment Advisors LLC (“Seix”), subadviser to the Seix Floating Rate High Income Fund, an Underlying Fund in which the Funds may invest, currently serves as collateral manager to six collateralized loan obligation (“CLO”) CLO funds that invest in bank loans. The trustees and custodians of the CLO funds are not affiliated entities of the Adviser or Seix. In addition, the Adviser serves as adviser to an account established with its affiliate, SunTrust Equity Funding, LLC for the purpose of purchasing high yield securities for subsequent sale to these same CLO funds. Each of these transactions is subject to the approval of the independent trustee of the applicable CLO fund. In addition to disclosure to the trustee, all such transactions are fully disclosed to potential investors in the CLO’s offering and disclosure documents.

In addition to the CLO funds, Seix serves as subadviser to an unaffiliated registered fund and as investment manager to two unregistered funds that invest in bank loans. The custodian and adviser for the unaffiliated registered fund are not affiliated entities of the Adviser or Seix. The custodians and administrators for the two unregistered funds are not affiliated entities of the Adviser or Seix. There are no trustees for the unregistered funds. Only the offshore entities that are a part of one of the unregistered funds have independent boards of directors that are not affiliated entities of the Adviser or Seix. SunTrust Equity Funding, LLC does not purchase assets for the unregistered funds.

As a result of these multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over an Underlying Fund.

Seix has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that an Underlying Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

Foreign Securities Risk

All Funds

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political,

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or economic developments, including nationalization or appropriation, unique to a country or region will affect those markets and their issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying Fund’s investment. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. Currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Foreign Currency Risk

All Funds

Non-U.S. securities often trade in currencies other than the U.S. dollar. Changes in currency exchange rates may affect an Underlying Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Underlying Fund to decline. Certain currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in the Underlying Fund’s non-U.S. holdings whose value is tied to that particular currency.

Large Company Risk

All Funds

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts.

Accordingly the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies under certain market conditions or during certain periods.

Leverage occurs when an Underlying Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and then selling them, an Underlying Fund’s short sales effectively leverage the Underlying Fund’s assets. It is possible that the Underlying Fund may lose money on both long positions and short positions at the same time. The use of leverage may make any change in an Underlying Fund’s net asset value even greater and thus result in increased volatility of returns. An Underlying Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Underlying Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower an Underlying Fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Mortgage-Backed and Asset-Backed Securities Risk

Conservative Allocation Strategy
Growth Allocation Strategy
Moderate Allocation Strategy

Mortgage and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage or asset-backed secured and unsecured cashflow producing assets such as automobile loans and leases, credit card receivables and other financial assets. The risks associated with these types of securities include: (1) prepayment risk that could result in earlier or later return of principal

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than expected and can lead to significant fluctuations in the value and realized yield of the securities; (2) liquidity/market risk which can result in higher than expected changes in security valuation and transactions costs especially in times of general market stress; and (3) credit risk that is associated with the underlying borrowers and can also be driven by general economic conditions which can result in the loss of invested principal.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-backed securities may expose an Underlying Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of these securities generally will decline; however, when interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Real Estate Risk

All Funds

Investments in real estate related securities are subject to risks similar to those associated with direct ownership of real estate, and an investment in an Underlying Fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates.

In addition to the risks associated with investing in securities of real estate companies and real estate related companies, real estate investment trust (“REITs”) are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code (the “Code”) or to maintain their exemptions from registration under the Investment Company Act of 1940. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Underlying Fund. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, REITs have their own expense and the Underlying Fund will bear a proportionate share of those expenses.

Real estate companies tend to be small to medium-sized companies. Real estate company shares, like other smaller company shares, can be more volatile than, and perform differently from, larger company shares. There may be less trading in a smaller company’s shares, which means that buy and sell transactions in those shares could have a larger impact on the share’s price than is the case with larger company shares.

Regional Risk

All Funds

To the extent that an Underlying Fund’s investments are concentrated in a specific geographic region, an Underlying Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries

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or states, thus subjecting the Underlying Fund to additional risks.

Restricted Security Risk

Moderate Allocation Strategy
Growth Allocation Strategy
Conservative Allocation Strategy

Restricted securities may increase the level of illiquidity in an Underlying Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser and the Underlying Fund’s investment subadvisers intend to invest only in restricted securities that they believe present minimal liquidity risk.

Securities Lending Risk

All Funds

A Fund (and the Underlying Funds) may lend securities to approved borrowers, such as broker-dealers, to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. There is a risk that the Fund may not be able to recall securities on loan in sufficient time to vote on material proxy matters. In addition, as a general practice, a Fund will not recall securities on loan solely to receive income payments, which could result in an increase of a Fund’s tax obligation that is subsequently passed on to its shareholders.

Short Sales Risk

All Funds

A short sale is the sale by a fund of a security which has been borrowed from a third party on the expectation that the market price will decline. Short sales involve additional costs and risk. If a security sold short increases in price, the fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment, or a theoretically unlimited loss, as there is no maximum attainable price of the shorted security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund. An Underlying Fund may not initiate a short sale unless it is able to borrow the security and must then deliver the security to the buyer to complete the transaction. An Underlying Fund may not be able to borrow a security that it wishes to short or the lender of the securities may, at any time, recall the loaned security which would force the Underlying Fund to purchase the security in the open market at the then current price. In addition, the Underlying Fund may not be able to close out a short position at a profit or an acceptable price and may have to sell long positions to cover accumulated losses in the short portfolio. Thus, the Underlying Fund may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons.

The Underlying Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when the Underlying Fund is unable to borrow the same security from another lender for delivery. In that case, the Underlying Fund would need to purchase a replacement security at the then current market price or “buy in” by paying the lender with securities purchased in the open market or with an amount equal to the cost of purchasing the securities.

Until the Underlying Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Underlying Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, the Underlying Fund must maintain sufficient liquid assets (less any additional collateral held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit the Underlying Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Leverage Risk

All Funds

Leverage occurs when an Underlying Fund increases its assets available for investment using borrowings or

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similar transactions. Due to the fact that short sales involve borrowing securities and then selling them, an Underlying Fund’s short sales effectively leverage the Underlying Fund’s assets. It is possible that the Underlying Fund may lose money on both long positions and short positions at the same time. The use of leverage may make any change in an Underlying Fund’s net asset value even greater and thus result in increased volatility of returns. An Underlying Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Underlying Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower an Underlying Fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Smaller Company Risk

All Funds

Small and mid-capitalization companies may be either established or newer companies. Smaller companies may offer greater opportunities for gain. They also involve a greater risk of loss because they may be more vulnerable to adverse business or economic events, particularly those companies that have been in operation for less than three years. Smaller company securities may trade in lower volumes or there may be less information about the company which may cause the investments to be more volatile or to have less liquidity than larger company investments. They may have unseasoned management or may rely on the efforts of particular members of their management team to a great degree causing turnover in management to pose a greater risk. Smaller sized companies may have more limited access to resources, product lines, and financial resources. Small and mid-sized companies typically reinvest a large proportion of their earnings in their business and may not pay dividends or make interest payments for some time, particularly if they are newer companies.

Tracking Error Risk

All Funds

Factors such as Fund and Underlying Fund expenses, imperfect correlation between the Fund’s investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund and Underlying Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

Risk Information Common to RidgeWorth Funds

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund’s investment goal may be changed without shareholder approval. Before investing, make sure that the Fund’s goal matches your own.

The Funds are not managed to achieve tax efficiency.

More Information About Indices

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Barclays Capital U.S. Aggregate Bond Index measures the U.S. dollar-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered

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securities. The index includes bonds from the Treasury, Government-related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.

S&P 500 Index is widely regarded as a gauge of the U.S. equities market, this index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market.

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (“SAI”).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund’s objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Each Fund may invest in other mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.

Information About Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the SAI.

Management

The Board of Trustees (the “Board”) is responsible for the overall supervision and management of the business and affairs of the Funds. The Board supervises the Adviser and establishes policies that the Adviser must follow in their fund related management activities. The day-to-day operations of the Funds are the responsibilities of the officers and various service organizations retained by the Funds.

Investment Adviser

RidgeWorth Investments, 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. In addition to being an investment adviser registered with the Securities and Exchange Commission (the “SEC”), RidgeWorth is a money-management holding company with multiple style- focused investment boutiques. As of June 30, 2010, the Adviser had approximately $61.5 billion in assets under management. The Adviser is responsible for making investment decisions for the Funds and continuously reviews, supervises and administers each Allocation Strategy’s respective investment program.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the SAI. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

For the fiscal year ended March 31, 2010, the following Funds paid the Adviser advisory fees (after

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PURCHASING, SELLING AND EXCHANGING FUND SHARES

waivers) based on the respective Fund’s average daily net assets of:

Aggressive Growth Allocation Strategy	0.00%
Conservative Allocation Strategy	0.00%
Growth Allocation Strategy	0.06%
Moderate Allocation Strategy	0.09%

The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2011 in order to keep total annual operating expenses of each Fund from exceeding the applicable expense cap below. If at any point before August 1, 2013, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

	Share	Expense
Fund	Class	Limitation

Aggressive Growth Allocation Strategy	I	0.20%
	A	0.50%
	C	1.20%
Conservative Allocation Strategy	I	0.20%
	A	0.50%
	C	1.20%
Growth Allocation Strategy	I	0.20%
	A	0.50%
	C	1.20%
Moderate Allocation Strategy	I	0.20%
	A	0.50%
	C	1.20%

The following breakpoints are used in computing the advisory fee:

Average Daily Net Assets	Discount From Full Fee

First $500 million	None — Full Fee
Next $500 million	5%
Over $1 billion	10%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser appears in the Funds’ annual report to shareholders for the period ended March 31, 2010.

Mr. Alan Gayle is primarily responsible for the day-to-day management of the Funds. Mr. Gayle has served as Managing Director of the Adviser since July 2000 and Director of Asset Allocation since March 2006. He has served as lead manager of the Funds since each Fund’s respective inception. He has more than 33 years of investment experience.

The SAI provides additional information regarding the portfolio manager’s compensation, other accounts managed by the portfolio manager, potential conflicts of interest and the portfolio manager’s ownership of securities in the Funds.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange A Shares, C Shares, and I Shares of the Funds. Investors purchasing or selling shares through a pension or 401(k) plan should also refer to their Plan documents.

Participants in retirement plans must contact their Employee Benefits Office or their Plan’s Administrator for information regarding the purchase, redemption or exchange of shares. Plans may require separate documentation and the plan’s policies and procedures may be different than those described in this prospectus. Participants should contact their employee benefits office or plan administrator for questions about their specific accounts.

If your I Shares are held in a retirement plan account, the rules and procedures you must follow as a plan participant regarding the purchase, redemption or exchange of I Shares may be different from those described in this prospectus. Review the information you have about your retirement plan.

How to Purchase Fund Shares

Purchasing A Shares and C Shares

You may purchase A Shares and C Shares of the Funds through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.

Your investment professional can assist you in opening a brokerage account that will be used for purchasing shares of RidgeWorth Funds.

Shareholders who purchase shares directly from the Funds may purchase additional Fund shares by:

•	Mail

•	Telephone (1-888-784-3863)

•	Wire

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PURCHASING, SELLING AND EXCHANGING FUND SHARES

•	Fax (1-800-451-8377)

•	Automated Clearing House (“ACH”)

The Funds do not accept cash, credit card checks, third-party checks, travelers’ checks, money orders, bank starter checks, or checks drawn in a foreign currency, as payment for Fund shares.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered RidgeWorth Funds account as reimbursement.

Purchasing I Shares

The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. These accounts primarily consist of:

•	assets of a bona fide trust,

•	assets of a business entity possessing a tax identification number,

•	assets of an employee benefit plan,

•	assets held within select fee-based programs, or

•	assets held within certain non-discretionary intermediary no-load platforms.

Employee benefit plans generally include profit sharing, 401(k) and 403(b) plans. Employee benefit plans generally do not include IRAs; SIMPLE, SEP, SARSEP plans; plans covering self-employed individuals and their employees or health savings accounts unless you, as a customer of a financial institution or intermediary, meet the Funds’ established criteria as described above.

As a result, you, as a customer of a financial institution or intermediary, may, under certain circumstances that meet the Funds’ established criteria, be able to purchase I Shares through accounts made with select financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, you may have, or be given, the right to vote your I Shares. Financial institutions or intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may differ from those imposed by the Funds. Please contact your financial institution or intermediary for complete details for purchasing I Shares.

I Shares may also be purchased directly from the Funds by officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of:

•	RidgeWorth Funds,

•	Subadvisers to the RidgeWorth Funds, or

•	SunTrust Banks, Inc. and its subsidiaries.

Validation of current employment/service will be required upon establishment of the account. The Funds, in their sole discretion, may determine if an applicant qualifies for this program.

In-Kind Purchases — I Shares

Payment for I Shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863.

When Can You Purchase Shares?

The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading (a “Business Day”).

Each Fund calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

If a Fund or its authorized agent receives your purchase or redemption request in proper form before 4:00 p.m., Eastern Time, your transaction will be priced at that Business Day’s NAV. If your request is received after 4:00 p.m., it will be priced at the next Business Day’s NAV.

The time at which transactions and shares are priced and the time until which orders are accepted may be

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PURCHASING, SELLING AND EXCHANGING FUND SHARES

changed if the NYSE closes early or if the principal bond markets close early on days when the NYSE is closed.

The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

You may be required to transmit your purchase sale and exchange orders to your financial institutions or intermediaries at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your order and transmit it to the transfer agent in time to meet the above stated Fund cut-off times. For more information about how to purchase, sell or exchange Fund shares, including a specific financial institution’s or intermediary’s internal order entry cut-off times, please contact your financial institution or intermediary directly.

A Fund may reject any purchase order.

How the Funds Calculate NAV — A Shares, C Shares, I Shares

NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its Underlying Funds at the NAV reported by those Underlying Funds. Other portfolio securities are generally valued at market price. If market prices are not readily available or a Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Funds invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value — for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

The prices for many securities held by the Funds are provided by independent pricing services approved by the Board.

Minimum/Maximum Purchases — A Shares, C Shares and I Shares

To purchase A Shares or C Shares for the first time, you must invest in any Fund at least:

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)

Purchases of C Shares of a Fund requested in an amount of $1,000,000 or more will automatically be made in A Shares of that Fund.

Your subsequent investments must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. The Funds may accept investments of smaller amounts for either class of shares at its discretion.

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For investors who qualify to purchase R Shares and I Shares, there are no minimum or maximum requirements for initial or subsequent purchases.

Systematic Investment Plan — A Shares and C Shares

If you have a checking or savings account with a bank, you may purchase A Shares and C Shares automatically through regular deductions from your bank account. With a $500 minimum initial investment, you may begin regularly-scheduled investments of $50 or more once or twice a month. If you are buying C Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Funds may close your account if you do not meet this minimum investment requirement at the end of two years.

Customer Identification

Foreign Investors

To purchase A Shares and C Shares of the Funds, you must be a U.S. citizen, a U.S. resident alien, or a U.S. entity, with a U.S. tax identification number, and reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses). If you owned shares on July 31, 2006, you may keep your account open even if you do not reside in the U.S. or its territories, but you may not make additional purchases or exchanges.

The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities. Investors in I Shares generally must reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses) and have a U.S. tax identification number.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security Number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

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Sales Charges — A Shares and C Shares

Front-End Sales Charges — A Shares

The offering price of A Shares is the NAV next calculated after a Fund receives your request in proper form, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment. For all Funds except the Conservative Allocation Strategy:

	Your Sales	Your Sales
	Charge as a	Charge as a
	Percentage	Percentage of
	of Offering	Your Net
If Your Investment is:	Price*	Investment

Less than $50,000	5.75%	6.10%

$50,000 but less than $100,000	4.75%	4.99%

$100,000 but less than $250,000	3.75%	3.90%

$250,000 but less than $500,000	2.50%	2.56%

$500,000 but less than $1,000,000	2.00%	2.04%

$1,000,000 and over	None	None

*	The Distributor may pay a percentage of the offering price as a commission to broker-dealers. Merrill Lynch Pierce Fenner & Smith, Inc. (“Merrill Lynch”) receives an additional 0.25% of the front-end sales charge of A Shares of certain Funds. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 1.00%.

Conservative Allocation Strategy:

	Your Sales	Your Sales
	Charge as a	Charge as a
	Percentage	Percentage of
	of Offering	Your Net
If Your Investment is:	Price*	Investment

Less than $50,000	4.75%	4.99%

$50,000 but less than $100,000	4.50%	4.71%

$100,000 but less than $250,000	3.50%	3.63%

$250,000 but less than $500,000	2.50%	2.56%

$500,000 but less than $1,000,000	2.00%	2.04%

$1,000,000 and over	None	None

*	The Distributor may pay a percentage of the offering price as a commission to broker-dealers. Merrill Lynch receives an additional 0.25% of the front-end sales charge of A Shares of certain Funds. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 1.00%.

Investments of $1,000,000 or more. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge is calculated based on the lesser of (1) the NAV of the shares at the time of purchase or (2) NAV of the shares next calculated after the Fund receives your redemption request. The deferred sales charge does not apply to shares you purchase through reinvestment of dividends or capital gains distributions.

Waiver of Front-End Sales Charge — A Shares

The front-end sales charge will be waived on A Shares purchased:

•	through reinvestment of dividends and distributions;

•	through an account managed by an affiliate of the Adviser;

•	by persons repurchasing shares they redeemed within the last 180 days (see “Repurchase of A Shares”);

•	by employees, and members of their immediate family (spouse/domestic partner, mother, father, mother-in-law, father-in-law, and children (including step-children) under the age of 21 years), of the Adviser and its affiliates;

•	by current RidgeWorth Funds shareholders reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (IRAs);

•	by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

•	through dealers, retirement plans, asset allocation and wrap programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge; or

•	by Trustees of the RidgeWorth Funds.

Repurchase of A Shares

You may repurchase any amount of A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of

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A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the section on Taxes in the SAI for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

Reduced Sales Charges — A Shares

Rights of Accumulation. You may take into account your accumulated holdings in all share classes of RidgeWorth Funds (excluding RidgeWorth Funds Money Market Funds) to determine the initial sales charge you pay on each purchase of A Shares. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A Shares you are currently purchasing. The Funds may amend or terminate this right at any time. Please see the SAI for details.

Letter of Intent. A Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time.

The Funds will hold a certain portion of your investment in escrow until you fulfill your commitment. Please see the SAI for details.

Combined Purchase/Quantity Discount Privilege. When calculating the appropriate sales charge rate, the Funds will combine same day purchases of shares of any class made by you, your spouse/domestic partner and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

You can also obtain this information about sales charges, rights of accumulation and Letters of Intent on the Funds’ website at www.ridgeworth.com.

Contingent Deferred Sales Charges (“CDSC”) — C Shares

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But, if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% of either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. So, you never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to shares you purchase through reinvestment of dividends or distributions or to exchanges of C Shares of one Fund for C Shares of another Fund.

Waiver of CDSC

The CDSC will be waived if you sell your C Shares for the following reasons:

•	Death or Post-purchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)

–	You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

–	You die or become disabled after the account is opened;

–	Redemption must be made within 1 year of such death/disability;

–	The Funds must be notified in writing of such death/disability at time of redemption request;

–	The Funds must be provided with satisfactory evidence of death (death certificate) or disability (doctor’s certificate specifically referencing disability as defined in 72(m)(7) referenced above).

•	Shares purchased through dividend and capital gains reinvestment.

•	Participation in the Systematic Withdrawal Plan described below:

–	Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount;

–	If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin

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12 months before the initial Systematic Withdrawal Plan payment;

–	To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

•	Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account (IRA). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

•	Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

•	Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

The C Shares CDSC will be waived for certain retirement plan providers that have entered into administrative agreements with the Funds. Please see the SAI for more information on this program.

Offering Price of Fund Shares — A Shares, C Shares and I Shares

The offering price of A Shares is the NAV next calculated after the transfer agent receives your request, in proper form, plus any front-end sales charge. The offering price of C Shares and I Shares is simply the next calculated NAV.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Funds’ website at www.ridgeworth.com.

How to Sell Your Fund Shares

You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Selling A Shares and C Shares

If you own your A Shares or C Shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Funds.

Shareholders who purchased shares directly from the Funds may sell their Fund Shares by:

•	Mail

•	Telephone (1-888-784-3863)

•	Wire

•	Fax (1-800-451-8377)

•	ACH

Selling I Shares

You may sell your I Shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request in proper form.

A Medallion Signature Guarantee♦ — A Shares, C Shares and I Shares

A Medallion Signature Guarantee by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

•	made payable to someone other than the registered shareholder;

•	sent to an address or bank account other than the address or bank account of record; or

•	sent to an address or bank account of record that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.

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♦	Medallion Signature Guarantee: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.

Sale Price of Fund Shares — A Shares, C Shares and I Shares

The sale price of each share will be the next NAV determined after the Funds receive your request, in proper form, less, in the case of C Shares, any applicable CDSC.

Systematic Withdrawal Plan — A Shares and C Shares

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, may be electronically transferred to your account. Please check with your bank. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under “Waiver of the CDSC.”

Receiving Your Money — A Shares, C Shares and I Shares

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payments would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption). Your proceeds from the sale of A Shares, or C Shares can be wired to your bank account (subject to a fee) or sent to you by check. If you recently purchased your A Shares or C Shares by check or through ACH, redemption proceeds may not be available until your funds have cleared (which may take up to 15 calendar days from your date of purchase).

Redemptions In Kind — A Shares, C Shares and I Shares

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares — A Shares and C Shares

If your account balance drops below the required minimum as a result of redemptions you may be required to sell your shares. The account balance minimums are:

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)

But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares — A Shares, C Shares and I Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the SAI.

How to Exchange Your Shares — A Shares and C Shares

You may exchange your A Shares or C Shares on any Business Day by contacting the Funds or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least $1,000.

36

MARKET TIMING POLICIES AND PROCEDURES

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under “Market Timing Policies and Procedures” below.

If you recently purchased shares by check, or through ACH, you may not be able to exchange your shares until your funds have cleared (which may take up to 15 calendar days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days notice.

Exchanges

When you exchange shares, you are really selling your shares of one Fund and buying shares of another RidgeWorth Fund. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange requests, in proper form.

A Shares

You may exchange A Shares of any Fund for A Shares of any other RidgeWorth Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a RidgeWorth Fund with a sales charge or with a higher sales charge, the exchange is subject to a sales charge equal to the difference between the lower and higher applicable sales charges. If you exchange shares into a RidgeWorth Fund with the same, lower or no sales charge there is no sales charge for the exchange.

The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the RidgeWorth Fund into which you are making the exchange.

C Shares

You may exchange C Shares of any Fund for C Shares of any other RidgeWorth Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

Telephone Transactions — A Shares, C Shares and I Shares

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

•	redemption checks must be made payable to the registered shareholder; and

•	redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

Market Timing Policies and Procedures

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on

37

DISTRIBUTION OF FUND SHARES

which a foreign security is traded and the time at which the Fund calculates its NAV.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board. The Funds seek to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:

•	Shareholders are restricted from making more than one (1) “round trip” into and out of a Fund within 14 days or more than two (2) “round trips” within any continuous 90 day period. If a shareholder exceeds either “round trip” restriction, he or she may be deemed a “Market Timer,” and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, the Adviser, a Subadviser to the RidgeWorth Funds or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

•	The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. Purchase and redemption transactions submitted to the Funds by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Funds rely in large part on the intermediaries who maintain omnibus arrangements (which may represent a majority of Fund shares) to aid in the Funds’ efforts to detect and deter short-term trading. The Funds monitor trading activity at the omnibus account level and look for activity that indicates potential short-term trading. If they detect suspicious trading activity, the Funds contact the intermediaries to determine whether the short-term trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all beneficial owners to make this determination. If a Fund believes that a shareholder has violated the short-term trading policy, it will take further steps to prevent any future short-term trading by such shareholder in accordance with the policy. The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track short-term trading effected through these intermediaries. A Fund has the right to terminate an intermediary’s ability to invest in a Fund if excessive trading activity persists and a Fund or its Adviser or Subadviser reasonably believes that such termination would be in the best interests of long-term shareholders. In addition to the Funds’ market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.

Distribution of Fund Shares

From their own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by a Fund, the Adviser, or its affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

The Adviser or its affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute

38

DIVIDENDS AND DISTRIBUTIONS AND TAXES

the Funds. The amount of these payments is determined by the Adviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Please refer to the SAI for more information regarding these arrangements.

Distribution of Fund Shares — A Shares and C Shares

The A Shares and C Shares of each Fund have each adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While C Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 1% of the amount invested to broker-dealers and other financial intermediaries who sell C Shares. Merrill Lynch may receive an additional 0.25% payment at the time of sale related to C Shares of certain Funds. Through the distribution plan, the distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor.

For A Shares, each Fund’s distribution plan authorizes payment of up to the amount shown under “Maximum Fee” in the table that follows. Currently, however, the Board has only approved payment of up to the amount shown under “Current Approved Fee” in the table that follows. Fees are shown as a percentage of average daily net assets of the Fund’s A Shares.

		Current
	Maximum	Approved
	Fee	Fee
Aggressive Growth Allocation Strategy	0.35%	0.30%
Conservative Allocation Strategy	0.35%	0.30%
Growth Allocation Strategy	0.35%	0.30%
Moderate Allocation Strategy	0.35%	0.30%

For C Shares, the maximum distribution fee is 1.00% of the average daily net assets of each Fund.

The Funds may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.

From their own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by a Fund, the Adviser or its affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

The Adviser or its affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Please refer to the SAI for more information regarding these arrangements.

Dividends and Distributions

The Funds distribute their income quarterly. The Funds make distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds

39

DIVIDENDS AND DISTRIBUTIONS AND TAXES

receive your written notice. To cancel your election, simply send the Funds written notice.

401(k) Plan participants will receive dividends and distributions in the form of additional Fund shares if the participant owns shares of the Fund on the date the dividend or distribution is allocated by the Plan. Therefore, a participant will not receive a dividend or distribution if the participant does not own shares of the Fund on the date the dividend or distribution is allocated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state, and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. More information on taxes is in the SAI.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through a 401(k) Plan or any other employer-sponsored retirement or savings plan that qualifies for tax-advantaged treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Redemptions of Fund shares resulting in withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty tax in the case of premature withdrawals. If you have questions about the tax consequences of 401(k) Plan withdrawals, you should consult your tax advisor or plan administrator.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. A high portfolio turnover rate and a Fund’s or an Underlying Fund’s use of certain derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of Fund shares for shares of a different RidgeWorth Fund is treated the same as a sale. A transfer from one share class to another in the same RidgeWorth Fund should not be a taxable event.

Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

More information about taxes is in the SAI.

40

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds’ financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2010 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Funds’ website at www.ridgeworth.com.

															Ratio of
				Net										Ratio of	Net	Ratio of
				Realized										Net	Investment	Expenses to
				and				Distributions			Net			Expenses	Income	Average Net
	Net Asset	Net		Unrealized		Dividends		from	Total		Asset			to	(Loss) to	Assets
	Value,	Investment		Gains		from Net		Realized	Dividends		Value,		Net Assets,	Average	Average	(Excluding	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment		Capital	and		End of	Total	End of	Net	Net	Waivers and	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains	Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)

Aggressive Growth Allocation Strategy(4)(5)
I Shares
Year Ended March 31, 2010	$5.06	$0.10		$2.36	$2.46	$(0.09)		$—	$(0.09)		$7.43	48.74%	$22,335	—%	1.41%	0.33%	23%
Year Ended March 31, 2009	10.37	0.11		(3.68)	(3.57)	(0.13	)(b)	(1.61)	(1.74	)(b)	5.06	(35.39)	13,411	0.20	1.32	0.23	25
Year Ended March 31, 2008	13.00	0.14	(a)	(0.46)	(0.32)	(0.41)		(1.90)	(2.31)		10.37	(4.59)	28,514	0.19	1.04	0.20	46
Year Ended March 31, 2007	12.32	0.12	(a)	1.05	1.17	(0.25)		(0.24)	(0.49)		13.00	9.60	53,098	0.18	0.94	0.18	52
Year Ended March 31, 2006†	11.07	0.07	(a)	1.45	1.52	(0.14)		(0.13)	(0.27)		12.32	13.90	52,765	0.21	0.66	0.26	31
A Shares
Year Ended March 31, 2010	5.04	0.07		2.34	2.41	(0.07)		—	(0.07)		7.38	48.02	2,438	—	1.03	0.63	23
Year Ended March 31, 2009	10.33	0.09		(3.66)	(3.57)	(0.11	)(b)	(1.61)	(1.72	)(b)	5.04	(35.50)	1,815	0.50	1.07	0.53	25
Year Ended March 31, 2008	12.97	0.13	(a)	(0.49)	(0.36)	(0.38)		(1.90)	(2.28)		10.33	(4.88)	3,067	0.49	0.94	0.50	46
Year Ended March 31, 2007	12.29	0.08	(a)	1.05	1.13	(0.21)		(0.24)	(0.45)		12.97	9.31	3,040	0.48	0.63	0.48	52
Year Ended March 31, 2006†	11.05	0.04	(a)	1.44	1.48	(0.11)		(0.13)	(0.24)		12.29	13.50	2,619	0.52	0.42	0.62	31
C Shares
Year Ended March 31, 2010	5.00	0.03		2.32	2.35	(0.05)		—	(0.05)		7.30	47.14	1,554	—	0.37	1.33	23
Year Ended March 31, 2009	10.29	0.03		(3.65)	(3.62)	(0.06	)(b)	(1.61)	(1.67	)(b)	5.00	(36.04)	1,076	1.20	0.39	1.23	25
Year Ended March 31, 2008	12.98	0.04	(a)	(0.49)	(0.45)	(0.34)		(1.90)	(2.24)		10.29	(5.56)	1,767	1.19	0.27	1.21	46
Year Ended March 31, 2007	12.33	—	(a)	1.04	1.04	(0.15)		(0.24)	(0.39)		12.98	8.54	1,573	1.18	(0.03)	1.18	52
Period Ended March 31, 2006†	11.07	0.01	(a)	1.46	1.47	(0.08)		(0.13)	(0.21)		12.33	13.40	1,146	1.17	0.03	1.22	31

Conservative Allocation Strategy(4)(5)
I Shares
Year Ended March 31, 2010	9.81	0.27		1.72	1.99	(0.28)		(0.01)	(0.29)		11.51	20.51	6,310	0.20	2.61	0.53	29
Year Ended March 31, 2009	11.11	0.44		(1.10)	(0.66)	(0.50)		(0.14)	(0.64)		9.81	(6.06)	3,778	0.20	4.08	0.36	48
Year Ended March 31, 2008	11.37	0.44		(0.10)	0.34	(0.44)		(0.16)	(0.60)		11.11	3.02	5,177	0.18	3.98	0.30	47
Year Ended March 31, 2007	11.21	0.45	(a)	0.30	0.75	(0.48)		(0.11)	(0.59)		11.37	6.91	3,362	0.20	4.00	0.32	43
Year Ended March 31, 2006†	11.09	0.34		0.20	0.54	(0.36)		(0.06)	(0.42)		11.21	4.96	3,066	0.20	3.33	0.56	29
A Shares
Year Ended March 31, 2010	9.81	0.23		1.74	1.97	(0.26)		(0.01)	(0.27)		11.51	20.25	3,137	0.50	2.27	0.89	29
Year Ended March 31, 2009	11.12	0.41		(1.11)	(0.70)	(0.47)		(0.14)	(0.61)		9.81	(6.42)	584	0.50	3.81	0.67	48
Year Ended March 31, 2008	11.38	0.44		(0.13)	0.31	(0.41)		(0.16)	(0.57)		11.12	2.75	663	0.49	3.63	0.61	47
Year Ended March 31, 2007	11.21	0.41	(a)	0.32	0.73	(0.45)		(0.11)	(0.56)		11.38	6.64	811	0.50	3.61	0.62	43
Year Ended March 31, 2006†	11.09	0.30		0.20	0.50	(0.32)		(0.06)	(0.38)		11.21	4.63	1,324	0.53	2.85	0.83	29
C Shares
Year Ended March 31, 2010	9.77	0.16		1.71	1.87	(0.19)		(0.01)	(0.20)		11.44	19.29	4,294	1.20	1.61	1.52	29
Year Ended March 31, 2009	11.09	0.31		(1.08)	(0.77)	(0.41)		(0.14)	(0.55)		9.77	(7.08)	1,973	1.20	3.17	1.37	48
Year Ended March 31, 2008	11.37	0.34		(0.11)	0.23	(0.35)		(0.16)	(0.51)		11.09	2.03	840	1.18	2.94	1.31	47
Year Ended March 31, 2007	11.20	0.34	(a)	0.31	0.65	(0.37)		(0.11)	(0.48)		11.37	5.91	792	1.20	2.99	1.32	43
Period Ended March 31, 2006†	11.08	0.26		0.20	0.46	(0.28)		(0.06)	(0.34)		11.20	4.22	835	1.03	2.39	1.59	29

See Notes to Financial Highlights.

41

FINANCIAL HIGHLIGHTS

													Ratio of
				Net								Ratio of	Net	Ratio of
				Realized								Net	Investment	Expenses to
				and			Distributions		Net			Expenses	Income	Average Net
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	(Loss) to	Assets
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	(Excluding	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Waivers and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)

Growth Allocation Strategy(4)(5)
I Shares
Year Ended March 31, 2010	$7.02	$0.15		$2.50	$2.65	$(0.15)	$—	$(0.15)	$9.52	37.92%	$54,407	0.19%	1.70%	0.24%	21%
Year Ended March 31, 2009	11.31	0.23		(2.99)	(2.76)	(0.26)	(1.27)	(1.53)	7.02	(25.01)	40,472	0.20	2.41	0.21	28
Year Ended March 31, 2008	12.89	0.28		(0.44)	(0.16)	(0.45)	(0.97)	(1.42)	11.31	(2.16)	69,704	0.17	2.02	0.17	50
Year Ended March 31, 2007	12.43	0.25	(a)	0.82	1.07	(0.35)	(0.26)	(0.61)	12.89	8.73	111,848	0.17	2.00	0.17	45
Year Ended March 31, 2006†	11.41	0.17	(a)	1.08	1.25	(0.23)	—	(0.23)	12.43	11.05	97,964	0.19	1.46	0.24	34
A Shares
Year Ended March 31, 2010	7.00	0.13		2.48	2.61	(0.13)	—	(0.13)	9.48	37.46	3,638	0.49	1.39	0.54	21
Year Ended March 31, 2009	11.28	0.20		(2.98)	(2.78)	(0.23)	(1.27)	(1.50)	7.00	(25.21)	2,776	0.49	2.07	0.50	28
Year Ended March 31, 2008	12.87	0.20		(0.40)	(0.20)	(0.42)	(0.97)	(1.39)	11.28	(2.47)	5,031	0.47	1.62	0.47	50
Year Ended March 31, 2007	12.41	0.21	(a)	0.82	1.03	(0.31)	(0.26)	(0.57)	12.87	8.44	6,778	0.47	1.71	0.47	45
Year Ended March 31, 2006†	11.39	0.15	(a)	1.06	1.21	(0.19)	—	(0.19)	12.41	10.73	5,737	0.51	1.24	0.58	34
C Shares
Year Ended March 31, 2010	6.94	0.07		2.46	2.53	(0.09)	—	(0.09)	9.38	36.53	3,234	1.19	0.69	1.24	21
Year Ended March 31, 2009	11.22	0.14		(2.98)	(2.84)	(0.17)	(1.27)	(1.44)	6.94	(25.88)	2,844	1.19	1.37	1.20	28
Year Ended March 31, 2008	12.83	0.15		(0.44)	(0.29)	(0.35)	(0.97)	(1.32)	11.22	(3.14)	5,584	1.17	1.12	1.17	50
Year Ended March 31, 2007	12.39	0.13	(a)	0.80	0.93	(0.23)	(0.26)	(0.49)	12.83	7.62	5,535	1.17	1.05	1.17	45
Period Ended March 31, 2006†	11.41	0.11	(a)	1.02	1.13	(0.15)	—	(0.15)	12.39	9.94	2,820	1.15	0.89	1.20	34

Moderate Allocation Strategy(4)(5)
I Shares
Year Ended March 31, 2010	7.76	0.20		2.09	2.29	(0.21)	—	(0.21)	9.84	29.66	125,016	0.19	2.22	0.21	21
Year Ended March 31, 2009	10.38	0.29		(2.07)	(1.78)	(0.34)	(0.50)	(0.84)	7.76	(17.47)	103,606	0.20	3.11	0.21	31
Year Ended March 31, 2008	10.88	0.31		(0.25)	0.06	(0.39)	(0.17)	(0.56)	10.38	0.30	147,784	0.17	2.87	0.17	40
Year Ended March 31, 2007	10.85	0.31	(a)	0.55	0.86	(0.37)	(0.46)	(0.83)	10.88	8.02	193,107	0.16	2.80	0.16	49
Year Ended March 31, 2006†	10.49	0.24	(a)	0.64	0.88	(0.28)	(0.24)	(0.52)	10.85	8.48	158,301	0.18	2.17	0.22	34
A Shares
Year Ended March 31, 2010	7.75	0.17		2.08	2.25	(0.18)	—	(0.18)	9.82	29.23	8,615	0.49	1.91	0.51	21
Year Ended March 31, 2009	10.37	0.25		(2.06)	(1.81)	(0.31)	(0.50)	(0.81)	7.75	(17.72)	5,845	0.50	2.81	0.51	31
Year Ended March 31, 2008	10.88	0.28		(0.25)	0.03	(0.37)	(0.17)	(0.54)	10.37	(0.02)	8,632	0.47	2.59	0.48	40
Year Ended March 31, 2007	10.84	0.28	(a)	0.55	0.83	(0.33)	(0.46)	(0.79)	10.88	7.77	11,069	0.46	2.53	0.46	49
Year Ended March 31, 2006†	10.48	0.20	(a)	0.64	0.84	(0.24)	(0.24)	(0.48)	10.84	8.16	5,821	0.47	1.92	0.59	34
C Shares
Year Ended March 31, 2010	7.72	0.11		2.07	2.18	(0.13)	—	(0.13)	9.77	28.31	15,431	1.19	1.21	1.21	21
Year Ended March 31, 2009	10.34	0.20		(2.07)	(1.87)	(0.25)	(0.50)	(0.75)	7.72	(18.34)	12,405	1.20	2.08	1.20	31
Year Ended March 31, 2008	10.86	0.20		(0.25)	(0.05)	(0.30)	(0.17)	(0.47)	10.34	(0.66)	20,419	1.17	1.87	1.17	40
Year Ended March 31, 2007	10.82	0.23	(a)	0.52	0.75	(0.25)	(0.46)	(0.71)	10.86	7.01	24,424	1.19	2.12	1.19	49
Period Ended March 31, 2006†	10.49	0.15	(a)	0.62	0.77	(0.20)	(0.24)	(0.44)	10.82	7.40	1,674	1.13	1.43	1.19	34

See Notes to Financial Highlights.

42

NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return excludes sales charge. Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Not annualized for periods less than one year.

(4)	The following table details the commencement of operations of certain classes of each respective fund.

Fund	Class	Commencement Date
Aggressive Growth Allocation Strategy	C Shares	April 1, 2005
Conservative Allocation Strategy	C Shares	April 1, 2005
Growth Allocation Strategy	C Shares	April 5, 2005
Moderate Allocation Strategy	C Shares	April 5, 2005

(5)	The Allocation Strategies and their shareholders indirectly bear a pro rata share of the expenses of the underlying funds. The expense ratios do not include such expenses.

(a)	Per share data was calculated using the average shares outstanding method.

(b)	The Aggressive Growth Allocation Strategy includes per share distributions from tax return of capital of $—.

†	Net Investment Income (Loss), Net Realized and Unrealized Gains (Losses) on Investments and the Ratio of Net Investment Income (Loss) to Average Net Assets have been adjusted due to the reclassification of short-term gains from Net Investment Income to Net Realized and Unrealized Gains (Losses) on Investments.

Amounts designated as “—” are $0 or have been rounded to $0.

PRIVACY POLICY

RidgeWorth Funds

Our Privacy Policy

At RidgeWorth Funds, we recognize the sensitive nature of your personal financial information and take every precaution to protect your privacy. In providing services to you as an individual who owns or is considering investing in shares of RidgeWorth Funds, we collect certain nonpublic personal information about you. Our policy is to safeguard this information and keep it confidential, and to use or disclose it only as necessary to provide services to you or as otherwise required or permitted by law. When you entrust us with your financial information, it will be used only within our strict guidelines. Our privacy policy and practices apply equally to nonpublic personal information about former shareholders and individuals who have inquired about RidgeWorth Funds.

Information We Collect

“Nonpublic personal information” is personally identifiable financial information about you as an individual or your family. The type of nonpublic personal information we have about you may include the information you provide on your account application; information you provide in telephone calls or correspondence with us; information about your transactions and holdings in RidgeWorth Funds, and information about how you vote your shares.

Information We Disclose

RidgeWorth Funds’ policy is to only disclose nonpublic personal information about you to companies that provide necessary services such as RidgeWorth Funds’ transfer agent, distributor, administrator or investment adviser; affiliates of RidgeWorth Funds, or as may otherwise be permitted or required by law or authorized by you.

How We Safeguard Your Information

We restrict access to nonpublic personal information about you to those persons who are required to have certain information in order to provide services to you, or who are permitted by law to receive it. We have strict internal policies against unauthorized disclosure or use of customer information. We maintain customer information as mandated by financial regulations, and policies and procedures are in place for appropriate confidential destruction of all restricted access data.

If you have any questions regarding our Privacy Policy, please call 1-888-784-3863.

This is not part of the Prospectus.

Investment Adviser:
RidgeWorth Investments 50 Hurt Plaza, Suite 1400 Atlanta, Georgia 30303 www.ridgeworth.com

More information about the RidgeWorth Funds is available without charge through the following:

Statement of Additional Information (SAI):
The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports:
These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

Telephone:	Shareholder Services 1-888-784-3863

Mail:
RidgeWorth Funds
3435 Stelzer Road
Columbus, Ohio 43219

Website: www.ridgeworth.com

SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.

Collective Strength Individual Insight is a federally registered service mark of RidgeWorth Investments.

RFPRO-LV-0810

FIXED INCOME FUNDS A, C, R, & I SHARES PROSPECTUS August 1, 2010 Investment Adviser: RidgeWorth Investments®

	Class A	Class C	Class R	Class I
	Shares	Shares	Shares	Shares
Investment Grade Funds
Subadviser: Seix Investment Advisors LLC
• Corporate Bond Fund	SAINX	STIFX		STICX
• Intermediate Bond Fund	IBASX		IBLSX	SAMIX
• Investment Grade Bond Fund	STGIX		SCIGX	STIGX
• Limited Duration Fund				SAMLX
• Limited-Term Federal Mortgage Securities Fund	SLTMX	SCLFX		SLMTX
• Total Return Bond Fund	CBPSX		SCBLX	SAMFX
• U.S. Government Securities Fund	SCUSX	SGUSX		SUGTX

High Yield/Global Funds
Subadviser: Seix Investment Advisors LLC
• High Income Fund	SAHIX		STHIX	STHTX
• Seix Floating Rate High Income Fund	SFRAX	SFRCX		SAMBX
• Seix Global Strategy Fund	CGSAX			CGSIX
• Seix High Yield Fund	HYPSX		HYLSX	SAMHX

Municipal Bond Funds
Subadviser: StableRiver Capital Management LLC
• Georgia Tax-Exempt Bond Fund	SGTEX			SGATX
• High Grade Municipal Bond Fund	SFLTX			SCFTX
• Investment Grade Tax-Exempt Bond Fund	SISIX			STTBX
• Maryland Municipal Bond Fund	SMMAX			CMDTX
• North Carolina Tax-Exempt Bond Fund	SNCIX			CNCFX
• Virginia Intermediate Municipal Bond Fund	CVIAX			CRVTX

Short Duration Funds
Subadviser: StableRiver Capital Management LLC
• Short-Term Bond Fund	STSBX	SCBSX		SSBTX
• Short-Term U.S. Treasury Securities Fund	STSFX	SSUSX		SUSTX
• Ultra-Short Bond Fund				SISSX
• U.S. Government Securities Ultra-Short Bond Fund				SIGVX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RidgeWorth Investments® is the trade name of RidgeWorth Capital Management, Inc.

About This Prospectus

RidgeWorth Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. RidgeWorth Funds is an open-end management investment company (commonly known as a mutual fund) established under Massachusetts law as a Massachusetts business trust. RidgeWorth Funds is required to comply with the Investment Company Act of 1940 as well as other federal securities laws that are applicable to all mutual funds. This prospectus gives you important information about the A Shares, C Shares, R Shares and I Shares of the Fixed Income Funds (“Funds”) that you should know before investing. Please read this prospectus and keep it for future reference.

A Shares, C Shares, R Shares and I Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

A Shares

•	Front-end sales charge
•	12b-1 fees
•	$2,000 minimum initial investment
C Shares

•	Contingent deferred sales charge
•	Higher 12b-1 fees
•	$5,000 minimum initial investment
R Shares

•	No sales charge
•	12b-1 fees
•	Offered exclusively through third-party intermediaries that offer employer-sponsored defined contribution retirement plans and other retirement plan platforms

I Shares are offered exclusively to financial institutions and intermediaries for their own accounts or for the accounts of their customers.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about each Fund, please see:

1	Investment Grade Funds

1	Corporate Bond Fund

4	Intermediate Bond Fund

8	Investment Grade Bond Fund

12	Limited Duration Fund

15	Limited-Term Federal Mortgage Securities Fund

18	Total Return Bond Fund

22	U.S. Government Securities Fund

25	High Yield/Global Funds

25	High Income Fund

29	Seix Floating Rate High Income Fund

33	Seix Global Strategy Fund

37	Seix High Yield Fund

41	Municipal Bond Funds

41	Georgia Tax-Exempt Bond Fund

44	High Grade Municipal Bond Fund

48	Investment Grade Tax-Exempt Bond Fund

51	Maryland Municipal Bond Fund

54	North Carolina Tax-Exempt Bond Fund

57	Virginia Intermediate Municipal Bond Fund

60	Short Duration Funds

60	Short-Term Bond Fund

64	Short-Term U.S. Treasury Securities Fund

67	Ultra-Short Bond Fund

71	U.S. Government Securities Ultra-Short Bond Fund

74	More Information About Risk

79	More Information About Indices

81	More Information About Fund Investments

81	Information About Portfolio Holdings

81	Management

86	Purchasing, Selling and Exchanging Fund Shares

95	Market Timing Policies and Procedures

96	Distribution of Fund Shares

97	Shareholder Servicing Plans

98	Dividends and Distributions

98	Taxes

100	Financial Highlights

Inside Back Cover	Privacy Policy

Back Cover	How to Obtain More Information About RidgeWorth Funds

August 1, 2010

Investment Grade Funds	1

CORPORATE BOND FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Corporate Bond Fund (the “Fund”) seeks current income and, secondarily, preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares
Management Fees	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses	0.11%	0.11%	0.12%

Total Annual Fund Operating Expenses	0.81%	1.51%	0.52%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$554	$721	$903	$1,429
C Shares	$254	$477	$824	$1,802
I Shares	$53	$167	$291	$653

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

A Shares	$554	$721	$903	$1,429
C Shares	$154	$477	$824	$1,802
I Shares	$53	$167	$291	$653

Portfolio Turnover

The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a diversified portfolio of U.S. dollar denominated corporate obligations and other fixed income securities that are rated BBB-/Baa3 or better by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s subadviser, Seix Investment Advisors LLC (the “Subadviser”), believes are of comparable quality. Under normal circumstances, the Fund invests at least 80% of its net assets in corporate bonds. The Fund may also invest in U.S. Treasury and agency obligations. The Fund may invest in U.S. dollar denominated obligations of U.S. and non-U.S. issuers. The Fund may invest a portion of its assets in securities that are restricted as to resale.

The Fund will maintain an overall credit quality of A- or better. Securities downgraded below BBB-/Baa3 after purchase by all agencies that rate the securities can be retained up to 10% of the Fund’s total net assets.

2	Investment Grade Funds

CORPORATE BOND FUND

The Subadviser attempts to identify investment grade corporate bonds offering above average total return. In selecting corporate debt investments for purchase and sale, the Subadviser seeks out companies with good fundamentals and above average return prospects that are currently priced at attractive levels. The primary basis for security selection is the potential income offered by the security relative to the Subadviser’s assessment of the issuer’s ability to generate the cash flow required to meet its obligations. The Subadviser employs a “bottom-up” approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

Principal Investment Risks

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the rating of a debt security, the higher its credit risk.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Default and Downgrade Risk: Securities rated below BBB-/Baa3 involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Foreign Companies Risk: Dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating April 1, 2009. Performance prior to April 1, 2009 is that of the Strategic Income Fund, the Fund’s predecessor, which began operations on November 30, 2001.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
7.54%	-3.98%
(6/30/09)	(3/31/09)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 5.35%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax

Investment Grade Funds	3

CORPORATE BOND FUND

returns are shown for only the I Shares. After-tax returns for other classes will vary.

			Since
			Inception
			of the	Since
	1 Year	5 Years	A Shares*	Inception**

A Shares Returns Before Taxes	5.87%	2.95%	4.52%	N/A

C Shares Returns Before Taxes	9.30%	3.27%	N/A	4.83%

I Shares Returns Before Taxes	11.40%	4.25%	N/A	5.65%

I Shares Returns After Taxes on Distributions	9.35%	2.09%	N/A	3.44%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	7.32%	2.35%	N/A	3.52%

Barclays Capital Corporate Index (reflects no deduction for fees, expenses or taxes)	18.68%	4.58%	4.89%	5.66%

*	Since inception of the A Shares on October 8, 2003.

**	Since inception of the C Shares and the I Shares on November 30, 2001.

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Seix Investment Advisors LLC is the Fund’s subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2004. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2004.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and C Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

4	Investment Grade Funds

INTERMEDIATE BOND FUND

Summary Section

A Shares, R Shares and I Shares

Investment Objective

The Intermediate Bond Fund (the “Fund”) seeks total return (comprised of capital appreciation and income) that consistently exceeds the total return of the broad U.S. dollar denominated, investment grade market of intermediate term government and corporate bonds.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	R Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	R Shares	I Shares
Management Fees	0.24%	0.24%	0.24%
Distribution (12b-1) Fees	0.25%	0.50%	None
Other Expenses	0.06%	0.27%	0.08%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	0.56%	1.02%	0.33%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$530	$646	$773	$1,143
R Shares	$104	$325	$563	$1,248
I Shares	$34	$106	$185	$418

Portfolio Turnover

The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in various types of income producing debt securities including mortgage-and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt securities of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available intermediate term fixed income securities rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s subadviser, Seix Investment Advisors LLC, (the “Subadviser”) believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Subadviser invests in intermediate term fixed income securities with an emphasis on corporate and mortgage backed securities. The Subadviser anticipates that the Fund will maintain an average weighted maturity of 3 to 10 years and the Fund will be managed with a duration that is close to that of its

Investment Grade Funds	5

INTERMEDIATE BOND FUND

comparative benchmark, the Barclays Capital Intermediate U.S. Government/Credit Bond Index, which is generally between 3 to 4 years. In selecting investments for purchase and sale, the Subadviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade intermediate-term fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

Principal Investment Risks

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the rating of a debt security, the higher its credit risk.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Mortgage and Asset Backed Security Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

Prepayment and Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Floating Rate Loan Risk: The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans.

Bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss.

Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the administrative agent in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

6	Investment Grade Funds

INTERMEDIATE BOND FUND

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Swap Risk: The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Futures Contract Risk: The Fund may enter into futures contracts. The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the I Shares of the Seix Intermediate Bond Fund, the Fund’s predecessor, and has not been adjusted to reflect A Share or R Share expenses. If it had been, performance would have been lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
6.43%	-2.33%
(12/31/08)	(06/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 5.48%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax

Investment Grade Funds	7

INTERMEDIATE BOND FUND

returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	0.36%	4.00%	5.18%

R Shares Returns Before Taxes*	4.87%	4.43%	3.39%

I Shares Returns Before Taxes	5.51%	5.31%	5.85%

I Shares Returns After Taxes on Distributions	4.16%	3.57%	3.94%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	3.57%	3.51%	3.85%

Barclays Capital Intermediate U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	4.66%	5.93%

*	The average annual total return information shown above, prior to the conversion of C Shares to R Shares at the close of business on February 12, 2009, is that of C Shares except for the period from October 16, 2007 through January 17, 2008, which is that of I Shares, not adjusted for C Share expenses. If expenses were adjusted performance would have been lower.

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Seix Investment Advisors LLC is the Fund’s subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2002. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2002. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007.

Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the management team for the Fund since 2005.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and R Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
R Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

8	Investment Grade Funds

INVESTMENT GRADE BOND FUND

Summary Section

A Shares, R Shares and I Shares

Investment Objective

The Investment Grade Bond Fund (the “Fund”) seeks high total return through current income and capital appreciation, while preserving the principal amount invested.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	R Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	R Shares	I Shares
Management Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.30%	0.50%	None
Other Expenses	0.08%	0.13%	0.08%

Total Annual Fund Operating Expenses	0.88%	1.13%	0.58%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$561	$742	$939	$1,508
R Shares	$115	$359	$622	$1,375
I Shares	$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities rated investment grade by at least one national securities rating agency or unrated securities that the Fund’s subadviser, Seix Investment Advisors LLC (the “Subadviser”) believes are of comparable quality. The Subadviser focuses on corporate debt securities, U.S. Treasury obligations, mortgage-backed securities and other asset-backed securities. The Fund may invest in debt obligations of U.S. and non U.S. issuers. The Fund’s investment in non-U.S. issuers may at times be significant. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations, including emerging market debt and floating rate loans. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Subadviser attempts to identify relatively inexpensive securities in a selected market index. In selecting investments for purchase and sale, the Subadviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Subadviser’s selected index is the Barclays Capital U.S. Government/Credit Index, a widely recognized, unmanaged index of investment grade government and corporate debt securities. The Subadviser seeks

Investment Grade Funds	9

INVESTMENT GRADE BOND FUND

to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Subadviser allocates the Fund’s investments among various market sectors based on the Subadviser’s analysis of historical data, yield information and credit ratings.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities.

Principal Investment Risks

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the rating of a debt security, the higher its credit risk.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Mortgage and Asset Backed Security Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

Prepayment and Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Floating Rate Loan Risk: The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans.

Bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss.

Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the administrative agent in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

10	Investment Grade Funds

INVESTMENT GRADE BOND FUND

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Swap Risk: The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. The Fund may also be subject to the risk that the counterparty to the transaction may not meet its obligations.

Futures Contract Risk: The Fund may enter into futures contracts. The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. At the close of business on July 31, 2009, all outstanding C Shares converted to R Shares. R Share performance shown prior to that date is that of C Shares and has not been adjusted to reflect R Shares expenses.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
8.51%	-3.47%
(12/31/08)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 6.23%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax

Investment Grade Funds	11

INVESTMENT GRADE BOND FUND

returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	1.08%	4.45%	5.09%

R Shares Returns Before Taxes	5.51%	4.81%	5.00%

I Shares Returns Before Taxes	6.44%	5.80%	5.98%

I Shares Returns After Taxes on Distributions	5.02%	4.20%	4.23%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	4.16%	4.01%	4.06%

Barclays Capital U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	4.52%	4.71%	6.34%

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Seix Investment Advisors LLC is the Fund’s subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2004. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2004. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the management team for the Fund since 2005.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and R Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
R Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

12	Investment Grade Funds

LIMITED DURATION FUND

Summary Section

I Shares

Investment Objective

The Limited Duration Fund (the “Fund”) seeks current income, while preserving liquidity and principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

I Shares
Management Fees	0.10%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.05%

Total Annual Fund Operating Expenses	0.28%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

I Shares	$29	$90	$157	$356

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in U.S. dollar-denominated, investment grade fixed income securities, including corporate and bank obligations, government securities, and mortgage-and asset-backed securities of U.S. and non-U.S. issuers, rated A or better by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s subadviser, Seix Investment Advisors LLC (the “Subadviser”) believes are of comparable quality. The Fund’s investment in non-U.S. issuers may at times be significant.

The Fund will maintain an average credit quality of AA or Aa and all securities held in the Fund will have interest rate durations of 180 days or less. For floating rate notes, the interest rate duration will be based on the next interest rate reset date. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility.

The Subadviser attempts to identify U.S. dollar-denominated, investment grade fixed income securities that offer high current income while preserving liquidity and principal. In selecting investments for purchase and sale, the Subadviser emphasizes securities that are within the targeted segment of the U.S. dollar-denominated, fixed income securities markets and will generally focus on investments that have good business prospects, credit strength, stable cash flows and effective management. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk and credit risk.

Investment Grade Funds	13

LIMITED DURATION FUND

Principal Investment Risks

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the rating of a debt security, the higher its credit risk.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Mortgage and Asset Backed Security Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

Prepayment and Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Foreign Securities Risk: Foreign securities involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the I Shares of the Seix Limited Duration Fund, the Fund’s predecessor, which began operations on October 25, 2002.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
2.18%	-3.37%
(3/31/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 0.62%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax

14	Investment Grade Funds

LIMITED DURATION FUND

returns are shown for only the I Shares. After-tax returns for other classes will vary.

			Since
	1 Year	5 Years	Inception*

I Shares Returns Before Taxes	4.68%	2.83%	2.29%

I Shares Returns After Taxes on Distributions	4.39%	1.63%	1.33%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	3.04%	1.72%	1.40%

Bank of America Merrill Lynch U.S. Treasury Bill 3 Month Index (reflects no deduction for fees, expenses or taxes)	0.21%	3.02%	2.49%

*	Since inception of the predecessor fund on October 25, 2002. Benchmark returns since October 31, 2002.

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Seix Investment Advisors LLC is the Fund’s subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since the Fund’s inception. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the management team for the Fund since 2009.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Grade Funds	15

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Limited-Term Federal Mortgage Securities Fund (the “Fund”) seeks high current income, while preserving capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	2.50%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares
Management Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.20%	1.00%	None
Other Expenses	0.16%	0.16%	0.16%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%

Total Annual Fund Operating Expenses	0.89%	1.69%	0.69%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$339	$527	$731	$1,319
C Shares	$272	$533	$918	$1,998
I Shares	$70	$221	$384	$859

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

A Shares	$339	$527	$731	$1,319
C Shares	$172	$533	$918	$1,998
I Shares	$70	$221	$384	$859

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 435% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government agency mortgage-backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations.

In selecting investments for purchase and sale, the Fund’s subadviser, Seix Investment Advisors LLC (the “Subadviser”) attempts to identify securities that it expects to perform well in rising and falling markets. The Subadviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for prepayment, but few have occurred.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as credit linked notes, futures,

16	Investment Grade Funds

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

options, inverse floaters, swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk and credit risk.

Principal Investment Risks

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the rating of a debt security, the higher its credit risk.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Mortgage and Asset Backed Security Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

Prepayment and Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
4.36%	-1.70%
(9/30/01)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 4.96%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	2.75%	3.87%	4.49%

C Shares Returns Before Taxes	3.57%	3.61%	4.19%

I Shares Returns Before Taxes	5.61%	4.60%	5.01%

I Shares Returns After Taxes on Distributions	4.22%	3.00%	3.36%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	3.63%	2.98%	3.29%

Barclays Capital U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	5.89%	5.78%	6.46%

Investment Grade Funds	17

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Seix Investment Advisors LLC is the Fund’s subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of The Fund’s management team since 2007. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the Fund’s Management team since 2009.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and C Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

18	Investment Grade Funds

TOTAL RETURN BOND FUND

Summary Section

A Shares, R Shares and I Shares

Investment Objective

The Total Return Bond Fund (the “Fund”) seeks total return (comprised of capital appreciation and income) that consistently exceeds the total return of the broad U.S. investment grade bond market.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	R Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	R Shares	I Shares
Management Fees	0.25%	0.25%	0.25%
Distribution (12b-1) Fees	0.25%	0.50%	None
Other Expenses	0.06%	0.14%	0.07%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%

Total Annual Fund Operating Expenses	0.59%	0.92%	0.35%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$532	$655	$789	$1,178
R Shares	$94	$293	$509	$1,131
I Shares	$36	$113	$197	$443

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 326% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s subadviser, Seix Investment Advisors LLC, believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Subadviser anticipates that the Fund’s modified adjusted duration will generally range from 3 to 6 years, similar to that of the Barclays Capital U.S. Aggregate Bond Index, the Fund’s comparative benchmark. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the

Investment Grade Funds	19

TOTAL RETURN BOND FUND

greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. In selecting investments for purchase and sale, the Subadviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

Principal Investment Risks

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the rating of a debt security, the higher its credit risk.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Mortgage and Asset Backed Security Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

Prepayment and Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Floating Rate Loan Risk: The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans.

Bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss.

Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the administrative agent in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

20	Investment Grade Funds

TOTAL RETURN BOND FUND

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Swap Risk: The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Futures Contract Risk: The Fund may enter into futures contracts. The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. The performance for I Shares prior to such date is that of the I Shares of the Seix Core Bond Fund, the Fund’s predecessor. The performance for A Shares from January 25, 2002 to October 11, 2004 is that of the P Shares of the Seix Core Bond Fund. The performance for A Shares prior to January 25, 2002 is that of the I Shares of the Seix Core Bond Fund. The performance of the predecessor fund has not been adjusted to reflect the Fund’s A Share or R Share expenses. If it had been, performance would have been lower. The performance shown below prior to the conversion of C Shares to R Shares at the close of business on February 12, 2009, is that of C Shares.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
6.61%	-2.16%
(12/31/08)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 6.61%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax

Investment Grade Funds	21

TOTAL RETURN BOND FUND

returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	1.74%	4.02%	5.32%

R Shares Returns Before Taxes	6.60%	4.51%	5.65%

I Shares Returns Before Taxes	7.22%	5.43%	6.12%

I Shares Returns After Taxes on Distributions	5.43%	3.69%	4.24%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	4.74%	3.61%	4.12%

Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Seix Investment Advisors LLC is the Fund’s subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of The Fund’s management team since 2002. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2002. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the management team for the Fund since 2007.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and R Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
R Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

22	Investment Grade Funds

U.S. GOVERNMENT SECURITIES FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The U.S. Government Securities Fund (the “Fund”) seeks high current income, while preserving capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares
Management Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses	0.09%	0.08%	0.08%

Total Annual Fund Operating Expenses	0.89%	1.58%	0.58%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$562	$745	$945	$1,519
C Shares	$261	$499	$860	$1,878
I Shares	$59	$186	$324	$726

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

A Shares	$562	$745	$945	$1,519
C Shares	$161	$499	$860	$1,878
I Shares	$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its net assets in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations and shares of registered money market mutual funds that invest in the foregoing. In selecting investments for purchase and sale, the Fund’s subadviser, Seix Investment Advisors LLC (the “Subadviser”), focuses its investments in mortgage-backed securities in an attempt to provide a consistently high dividend without adding undue risk.) Under certain circumstances, the Subadviser may strategically position the Fund’s exposure across the yield curve to potentially benefit from a normalization of the term structure of rates (i.e., in an environment where the yield curve is abnormally steep, investments will be strategically positioned along the yield curve to benefit as the curve’s shape reverts to a more traditional, or normal slope).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative

Investment Grade Funds	23

U.S. GOVERNMENT SECURITIES FUND

instruments (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

Principal Investment Risks

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

U.S. Government Debt Securities Risk: U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage and Asset Backed Security Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

Prepayment and Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
8.12%	-2.81%
(12/31/08)	(6/30/09)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 6.08%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	-8.11%	2.89%	4.43%

C Shares Returns Before Taxes	-4.99%	3.20%	4.31%

I Shares Returns Before Taxes	-3.26%	4.23%	5.31%

I Shares Returns After Taxes on Distributions	-8.26%	1.92%	3.21%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	-0.02%	2.50%	3.43%

Barclays Capital U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes)	-2.20%	4.87%	6.17%

24	Investment Grade Funds

U.S. GOVERNMENT SECURITIES FUND

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Seix Investment Advisors LLC is the Fund’s subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Funds’ management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the management team for the Fund since 2009.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and C Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

High Yield/Global Funds	25

HIGH INCOME FUND

Summary Section

A Shares, R Shares and I Shares

Investment Objective

The High Income Fund (the “Fund”) seeks high current income and, secondarily, total return (comprised of capital appreciation and income).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	R Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	R Shares	I Shares
Management Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	0.30%	0.50%	None
Other Expenses	0.12%	0.20%	0.12%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses	1.04%	1.32%	0.74%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$576	$790	$1,022	$1,686
R Shares	$134	$418	$723	$1,590
I Shares	$76	$237	$411	$918

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 466% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of higher yielding, lower-rated income producing debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated below investment grade by either Moody’s Investors Service or Standard & Poor’s Ratings Services or in unrated securities that the Fund’s subadviser, Seix Investment Advisors LLC (the “Subadviser”), believes are of comparable quality. Such securities are commonly known as “junk bonds” and offer greater risks than investment grade debt securities. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for purchase and sale, the Subadviser employs a research driven process designed to identify value areas within the high yield market. The Subadviser seeks to identify securities which generally seek to meet the following criteria: (1) industries that have sound fundamentals; (2) companies that have good business prospects and

26	High Yield/Global Funds

HIGH INCOME FUND

increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 65% of its net assets in non-investment grade fixed income securities.

Principal Investment Risks

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the rating of a debt security, the higher its credit risk.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Floating Rate Loan Risk: The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans.

Bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss.

Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the administrative agent in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Prepayment and Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

Swap Risk: The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile

High Yield/Global Funds	27

HIGH INCOME FUND

than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on March 28, 2000. Performance prior to March 28, 2000 is that of the ESC Strategic Income Fund, the Fund’s predecessor. At the close of business on July 31, 2009, all outstanding C Shares converted to R Shares. The performance shown below from March 28, 2000 through July 31, 2009 is that of C Shares and has not been adjusted to reflect R Shares expenses, which are lower. If it had been, performance would have been higher.

This bar chart shows the changes in performance of the Fund’s R Shares from year to year.*

Best Quarter	Worst Quarter
17.94%	-22.06%
(6/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 3.27%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the R Shares. After-tax returns for other classes will vary.

				Since	Since
				Inception	Inception
	1 Year	5 Years	10 Years	of A Shares*	of I Shares*

A Shares Returns Before Taxes	53.68%	5.85%	N/A	7.18%	N/A

R Shares Returns Before Taxes	60.28%	6.24%	5.47%	N/A	N/A

R Shares Returns After Taxes on Distributions**	55.34%	3.04%	2.38%	N/A	N/A

R Shares Returns After Taxes on Distributions and Sale of Fund Shares**	38.57%	3.41%	2.75%	N/A	N/A

I Shares Returns Before Taxes	61.52%	7.22%	N/A	N/A	8.55%

Barclays Capital U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)	58.21%	6.46%	6.71%	7.69%	9.02%

*	Since inception of the A Shares on October 27, 2003 and the I Shares on October 3, 2001.

**	The average annual total return information shown above is that of C Shares not adjusted for the C Shares’ sales charge. At the close of business on July 31, 2009, all outstanding C Shares converted to R Shares.

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Seix Investment Advisors LLC is the Fund’s subadviser.

Portfolio Management

Mr. Michael McEachern, CFA, President and Senior Portfolio Manager of Seix, has co-managed the High Income Fund since July 2004. Mr. Brian Nold, M.D., Managing Director and Senior Portfolio Manager, has co-managed the High Income Fund since August 2006.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and

28	High Yield/Global Funds

HIGH INCOME FUND

R Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
R Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

High Yield/Global Funds	29

SEIX FLOATING RATE HIGH INCOME FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Seix Floating Rate High Income Fund (the “Fund”) attempts to provide a high level of current income by investing primarily in first lien senior floating rate loans and other floating rate debt securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	2.50%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares
Management Fees	0.44%	0.44%	0.44%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses	0.10%	0.06%	0.07%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses	0.86%	1.52%	0.53%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$336	$518	$715	$1,284
C Shares	$255	$480	$829	$1,813
I Shares	$54	$170	$296	$665

You would pay the following expenses if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years

A Shares	$336	$518	$715	$1,284
C Shares	$155	$480	$829	$1,813
I Shares	$54	$170	$296	$665

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in a combination of first and second lien senior floating rate loans and other floating rate debt securities.

These loans are loans made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate, the most popular of which is LIBOR (“London Interbank Offered Rate”). LIBOR is based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate debt securities.

The interest rates of these floating rate debt securities vary periodically based upon a benchmark indicator of prevailing interest rates. The Fund may

30	High Yield/Global Funds

SEIX FLOATING RATE HIGH INCOME FUND

invest all or substantially all of its assets in floating rate loans and debt securities that are rated below investment grade by Moody’s Investors Service or Standard & Poor’s Ratings Services, or in comparable unrated securities. The Fund may also invest up to 20% of its net assets in any combination of junior debt securities or securities with a lien on collateral lower than a senior claim on collateral, high yield fixed rate bonds, investment grade fixed income debt obligations, asset backed securities (such as special purpose trusts investing in bank loans), money market securities and repurchase agreements.

In selecting investments for purchase and sale, the Fund’s subadviser, Seix Investment Advisors LLC (the “Subadviser”) will emphasize securities which are within the segment of the high yield market it has targeted, which are securities rated either “BB” and “B” by Standard & Poor’s Ratings Services or “Ba” and “B” by Moody’s Investors Service or unrated securities that the Subadviser believes are of comparable quality.

The Fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers provided that no more than 5% of the portfolio’s loans are non-U.S. dollar denominated. The Fund may also engage in certain hedging transactions.

Preservation of capital is considered when consistent with the fund’s objective.

Some types of senior loans in which the Fund may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans are commonly referred to as revolvers. Because revolvers contractually obligate the lender (and therefore those with an interest in the loan) to fund the revolving portion of the loan at the borrower’s discretion, the Fund must have funds sufficient to cover its contractual obligation. Therefore the Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. The Fund will not encumber any assets that are otherwise encumbered. The Fund will limit its investments in such obligations to no more than 25% of the Fund’s total assets.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with floating rate debt or high yield bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in a combination of first and second lien senior floating rate loans and other floating rate debt securities.

Principal Investment Risks

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Credit Risk: Loans and other debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Many floating rate loans are such lower rated securities. Economic and other market events may reduce the demand for certain senior loans held by the Fund, which may adversely impact the net asset value of the Fund.

Floating Rate Loan Risk: The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans.

Bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may

High Yield/Global Funds	31

SEIX FLOATING RATE HIGH INCOME FUND

negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss.

Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the administrative agent in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Default and Downgrade Risk: Securities rated below BBB-/Baa3 involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

Swap Risk: The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on March 1, 2006. Performance information for the A Shares and C Shares prior to their inception on May 8, 2006 and August 2, 2007 respectively, is based on that of the I Shares of the Fund. The performance of I Shares has not been adjusted to reflect the Fund’s A Share or C Share expenses. If it had been, the performance would have been lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
12.47%	-18.04%
(6/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 2.03%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are

32	High Yield/Global Funds

SEIX FLOATING RATE HIGH INCOME FUND

not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

		Since
	1 Year	Inception*

A Shares Returns Before Taxes	28.53%	2.02%

C Shares Returns Before Taxes	29.98%	2.36%

I Shares Returns Before Taxes	32.31%	2.97%

I Shares Returns After Taxes on Distributions	29.59%	0.58%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	20.84%	1.12%

Credit Suisse First Boston Institutional Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)**	12.28%	0.59%

Credit Suisse First Boston Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	44.87%	2.85%

*	Since inception of the I Shares of the Fund on March 1, 2006. Benchmark returns since February 28, 2006 (benchmark returns available only on a month end basis).

**	Effective January 31, 2010, the Fund transitioned its benchmark from the Credit Suisse First Boston Leveraged Loan Index to the Credit Suisse First Boston Institutional Leveraged Loan Index as this index is more reflective of the Fund’s composition.

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Seix Investment Advisors LLC is the Fund’s subadviser.

Portfolio Management

Mr. Michael McEachern, CFA, President and Senior Portfolio Manager of Seix, has co-managed the Fund since its inception. Mr. George Goudelias currently serves as Managing Director of Seix and has co-managed the Fund since its inception.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and C Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

High Yield/Global Funds	33

SEIX GLOBAL STRATEGY FUND

Summary Section

A Shares and I Shares

Investment Objective

The Seix Global Strategy Fund (the “Fund”) seeks solid positive returns with limited downside risk from capital appreciation and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	I Shares
Management Fees	0.60%	0.60%
Distribution (12b-1) Fees	0.30%	None
Other Expenses	0.41%	0.41%
Acquired Fund Fees and Expenses	0.15%	0.15%

Total Annual Fund Operating Expenses	1.46%	1.16%
Fee Waivers and/or Expense Reimbursements(1)	(0.18)%	(0.18)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	1.28%	0.98%

(1)	The Adviser and the Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2011 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and underlying fund fees and expenses) from exceeding 1.13% and 0.83% for the A and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$599	$898	$1,218	$2,124
I Shares	$100	$351	$621	$1,393

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in debt securities of issuers worldwide (including emerging markets) and foreign currencies. The Fund’s investments may include debt securities issued by domestic and foreign governments and their agencies and authorities, and corporations, and may be denominated in U.S. dollars or other currencies. The Fund focuses primarily on investment grade and may also invest significantly in below investment grade securities that are rated by a nationally recognized statistical rating organization, or if no such rating exists, securities that are deemed to be of comparable quality by the Subadviser. Such below investment grade securities are commonly known as “junk bonds” and offer greater risks than investment grade debt securities. The Fund may invest in debt securities with a range of maturities from short to long term. The Fund’s investments in foreign currency

34	High Yield/Global Funds

SEIX GLOBAL STRATEGY FUND

may include buying and selling currency on a spot basis.

To implement its investment strategy, the Fund may enter into foreign currency forward contracts and will buy or sell derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps, including credit default swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. For example, there are instances in which the derivatives market is more liquid and less volatile than the market for the underlying fixed income instruments and currencies. In other cases, the only way to gain exposure to some foreign markets is to purchase foreign currency forward contracts and other derivatives. When derivatives are used as the primary or only means by which the Fund implements its investment strategy, the Fund may be significantly invested in money market instruments such as U.S. Treasuries or Shares of RidgeWorth Money Market Funds. The Fund may count the value of derivatives as applying to its requirement to invest primarily in debt securities of issuers worldwide and foreign currencies where the derivative’s underlying securities attributes meet those described in the first paragraph. Portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher.

In selecting investments for purchase and sale, the Subadviser identifies investment opportunities by beginning with country selection, then assessing local markets for upside potential and downside risk. Factors considered include prospects for a country’s political stability, currency exchange rates, interest rates, inflation, relative economic growth and governmental policies.

The Subadviser may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadviser may evaluate, among other things, the condition of foreign economies, and meaningful changes in the issuer’s financial condition and competitiveness.

Principal Investment Risks

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the rating of a debt security, the higher its credit risk.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Foreign Currency Risk: Changes in foreign currency exchange rates will affect the value of what the fund owns and the price of the Fund’s shares. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency trends are unpredictable and currency rates may fluctuate significantly for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

Swap Risk: The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap

High Yield/Global Funds	35

SEIX GLOBAL STRATEGY FUND

agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Futures Contract Risk: The Fund may enter into futures contracts. The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares for the 2009 calendar year.*

Best Quarter	Worst Quarter
1.72%	-3.30%
(6/30/09)	(9/30/09)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 12.45%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

		Since
	1 Year	Inception*

I Shares Returns Before Taxes	-1.75%	3.51%

I Shares Returns After Taxes on Distributions	-2.86%	2.39%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	-1.15%	2.34%

J.P. Morgan EMBI+ Index	25.95%	8.78%

*	The Fund commenced operations on September 8, 2008. Index returns since August 31, 2008 (benchmark returns available only on a month-end basis).

36	High Yield/Global Funds

SEIX GLOBAL STRATEGY FUND

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Seix Investment Advisors LLC is the Fund’s subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Fund’s management team since the Fund’s inception. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since the Fund’s inception. Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the Fund’s management team since the Fund’s inception.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

High Yield/Global Funds	37

SEIX HIGH YIELD FUND

Summary Section

A Shares, R Shares and I Shares

Investment Objective

The Seix High Yield Fund (the “Fund”) seeks high income and, secondarily, capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	R Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	R Shares	I Shares
Management Fees	0.43%	0.43%	0.43%
Distribution (12b-1) Fees	0.25%	0.50%	None
Other Expenses	0.06%	0.13%	0.06%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	0.75%	1.07%	0.50%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$548	$703	$872	$1,361

R Shares	$109	$340	$590	$1,306

I Shares	$51	$160	$280	$628

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 116% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in various types of lower rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield securities. These securities will be chosen from the broad universe of available U.S. dollar denominated, high yield securities rated below investment grade by either Moody’s Investors Service or Standard & Poor’s Ratings Services or unrated securities that the Subadviser believes are of comparable quality. Such securities are commonly known as “junk bonds” and offer greater risks than investment grade bonds. Although the Fund seeks to achieve its investment objective primarily through investment in high yield securities, the Fund may invest up to 20% of its net assets in investment grade securities. The Fund will be managed with a duration that is close to the Fund’s comparative benchmark, the Merrill Lynch U.S. High Yield BB/B Rated Constrained Index, which is generally between 3 and 6 years. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the

38	High Yield/Global Funds

SEIX HIGH YIELD FUND

greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for purchase and sale, the Fund’s subadviser, Seix Investment Advisors LLC (the “Subadviser”) employs a research driven process designed to identify value areas within the high yield market and attempts to identify lower rated, higher yielding bonds offering above average total return. Additionally, the Subadviser will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are “BB” and “B” rated issuers. The Subadviser seeks to identify securities which generally seek to meet the following criteria: (1) industries that have sound fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in high yield securities.

Principal Investment Risks

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the rating of a debt security, the higher its credit risk.

Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Floating Rate Loan Risk: The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans.

Bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss.

Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the administrative agent in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Prepayment and Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

High Yield/Global Funds	39

SEIX HIGH YIELD FUND

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

Swap Risk: The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance between December 29, 2000 to October 11, 2004 is that of the I Shares of the Seix High Yield Fund, the Fund’s predecessor. At the close of business on July 31, 2009, all outstanding C Shares converted to R Shares. R Shares performance shown below prior to that date is that of C Shares and has not been adjusted to reflect R Shares expenses. The performance of the predecessor fund’s I Shares has not been adjusted to reflect the Fund’s A Share or R Share expenses. If it had been, the performance would have been lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
11.39%	-14.52%
(6/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 3.56%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

40	High Yield/Global Funds

SEIX HIGH YIELD FUND

			Since
	1 Year	5 Years	Inception*

A Shares Returns Before Taxes	29.28%	2.93%	6.04%

R Shares Returns Before Taxes	34.66%	3.10%	6.22%

I Shares Returns Before Taxes	35.70%	4.03%	6.78%

I Shares Returns After Taxes on Distributions	31.58%	1.23%	4.03%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	22.89%	1.77%	4.17%

Bank of America Merrill Lynch U.S. High Yield BB/B Rated Constrained Index (reflects no deduction for fees, expenses or taxes)	46.06%	5.49%	7.28%

*	Since inception of the predecessor fund on December 29, 2000. Benchmark returns since December 31, 2000 (benchmark returns available only on a month-end basis).

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Seix Investment Advisors LLC is the Fund’s subadviser.

Portfolio Management

Mr. Michael McEachern, CFA, President and Senior Portfolio Manager, has been a member of the Fund’s management team since the Fund’s inception. Mr. Michael Kirkpatrick, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Brian Nold, M.D., Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and R Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
R Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Municipal Bond Funds	41

GEORGIA TAX-EXEMPT BOND FUND

Summary Section

A Shares and I Shares

Investment Objective

The Georgia Tax-Exempt Bond Fund (the “Fund”) seeks current income exempt from federal and state income taxes for Georgia residents without undue risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	I Shares
Management Fees	0.55%	0.55%
Distribution (12b-1) Fees	0.15%	None
Other Expenses	0.06%	0.06%

Total Annual Fund Operating Expenses	0.76%	0.61%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$549	$706	$877	$1,372
I Shares	$62	$195	$340	$762

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and Georgia income taxes. Issuers of these securities can be located in Georgia, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax or in certain taxable debt securities.

In selecting investments for purchase and sale, the Fund’s subadviser, StableRiver Capital Management LLC (the “Subadviser”) tries to limit risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued market sectors and less in overvalued sectors. The Subadviser tries to diversify the Fund’s holdings within Georgia. The Subadviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as swaps, including interest rate swaps, futures, options

42	Municipal Bond Funds

GEORGIA TAX-EXEMPT BOND FUND

and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

Principal Investment Risks

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.

Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the rating of a debt security, the higher its credit risk.

Concentration Risk: The Fund’s concentration of investments in securities of issuers located in Georgia subjects the Fund to economic and government policies within Georgia.

Municipal Securities Risk: Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. The value of these securities may decline because of a market perception that the issuer may not make payments on time. Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.

Futures Contract Risk: The Fund may enter into futures contracts. The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
6.69%	-3.42%
(9/30/09)	(9/30/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 2.55%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax

Municipal Bond Funds	43

GEORGIA TAX-EXEMPT BOND FUND

returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	6.57%	2.41%	4.03%

I Shares Returns Before Taxes	11.92%	3.58%	4.73%

I Shares Returns After Taxes on Distributions	11.92%	3.57%	4.68%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	9.20%	3.59%	4.61%

Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	12.91%	4.32%	5.75%

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. StableRiver Capital Management LLC is the Fund’s subadviser.

Portfolio Management

Mr. Chris Carter, CFA, serves as Director of StableRiver and has managed the Fund since August 2003.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
I Shares	None

Tax Information

Capital gains, if any, will be distributed on an annual basis. The Fund intends to distribute income that is exempt from regular federal and Georgia income taxes. A portion of the Fund’s distributions may be subject to Georgia or federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

44	Municipal Bond Funds

HIGH GRADE MUNICIPAL BOND FUND

Summary Section

A Shares and I Shares

Investment Objective

The High Grade Municipal Bond Fund (the “Fund”) seeks yield driven by seeking current income exempt from regular federal income tax other than the alternative minimum tax while preserving capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	I Shares
Management Fees	0.55%	0.55%
Distribution (12b-1) Fees	0.15%	None
Other Expenses	0.11%	0.11%
Acquired Fund Fees and Expenses	0.02%	0.02%

Total Annual Fund Operating Expenses	0.83%	0.68%
Fee Waivers and/or Expense Reimbursements(1)	(0.01)%	(0.01)%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.82%	0.67%

(1)	The Adviser and the Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2011 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and acquired fund fees and expenses) from exceeding 0.80% and 0.65% for the A and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$555	$726	$913	$1,451
I Shares	$68	$217	$378	$846

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 123% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade municipal securities, including securities subject to the alternative minimum tax, with income exempt from regular federal income tax. The Fund may invest up to 20% of its assets in securities rated below investment grade by either Moody’s Investors Service or Standard & Poor’s Ratings Services or unrated securities that the Fund’s subadviser, StableRiver Capital Management LLC (the “Subadviser”), believes are of comparable quality. Up to 20% of the Fund’s assets may also be invested in certain taxable debt securities.

In selecting investments for purchase and sale, the Subadviser tries to limit risk as much as possible.

Municipal Bond Funds	45

HIGH GRADE MUNICIPAL BOND FUND

Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued market sectors and less in overvalued sectors. The Subadviser anticipates that the Fund’s average weighted maturity will range from 5 to 25 years. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

Under normal circumstances, the Fund will invest at least 65% of its assets in municipal securities insured or protected as to timely payment of principal and interest. The Subadviser considers insured or protected bonds to be those bonds covered by a municipal bond insurance company, a recognized state credit enhancement program, or in a pre-refunded position. These situations reduce (but do not eliminate) credit risk.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including interest rate swaps, futures, options and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

Principal Investment Risks

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the rating of a debt security, the higher its credit risk.

Municipal Securities Risk: Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal or interest or otherwise affect the value of such securities. The value of these securities may decline because of a market perception that the issuer may not make payments on time. These securities are subject to the economic conditions and government policies of their respective state or municipality.

Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

Futures Contract Risk: The Fund may enter into futures contracts. The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

46	Municipal Bond Funds

HIGH GRADE MUNICIPAL BOND FUND

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
7.78%	-3.04%
(9/30/09)	(9/30/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 4.40%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	6.74%	2.50%	4.31%

I Shares Returns Before Taxes	12.23%	3.66%	5.00%

I Shares Returns After Taxes on Distributions	12.23%	3.62%	4.88%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	9.35%	3.60%	4.77%

Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	12.91%	4.32%	5.75%

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. StableRiver Capital Management LLC is the Fund’s subadviser.

Portfolio Management

Mr. Ronald Schwartz, CFA, serves as Managing Director of StableRiver and has managed the Fund since its inception in January 1994.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment

Municipal Bond Funds	47

HIGH GRADE MUNICIPAL BOND FUND

adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

48	Municipal Bond Funds

INVESTMENT GRADE TAX-EXEMPT BOND FUND

Summary Section

A Shares and I Shares

Investment Objective

The Investment Grade Tax-Exempt Bond Fund (the “Fund”) seeks high total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation, while preserving the principal amount invested.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	I Shares
Management Fees	0.49%	0.49%
Distribution (12b-1) Fees	0.30%	None
Other Expenses	0.06%	0.08%
Acquired Fund Fees and Expenses	0.03%	0.03%

Total Annual Fund Operating Expenses	0.88%	0.60%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$561	$742	$939	$1,508
I Shares	$61	$192	$335	$750

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 169% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its net assets in investment grade tax-exempt obligations, like municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. In addition, the Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax or in certain taxable debt securities.

In selecting investments for purchase and sale, the Fund’s subadviser, StableRiver Capital Management LLC (the “Subadviser”) tries to limit risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued market sectors and less in overvalued sectors. The Subadviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Subadviser anticipates that the Fund’s average weighted maturity will range from 4 to 10 years. The Fund invests in securities rated investment grade by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality. The Subadviser may retain securities if the rating of the security falls below investment grade and the

Municipal Bond Funds	49

INVESTMENT GRADE TAX-EXEMPT BOND FUND

Subadviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as swaps, including interest rate swaps, futures, options and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

Principal Investment Risks

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the rating of a debt security, the higher its credit risk.

Municipal Securities Risk: Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal or interest or otherwise affect the value of such securities. The value of the securities may decline because of a market perception that the issuer may not make payments on time. These securities are subject to the economic conditions and government policies of their respective state or municipality.

Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

Futures Contract Risk: The Fund may enter into futures contracts. The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
6.32%	-2.31%
(9/30/09)	(9/30/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 3.29%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares

50	Municipal Bond Funds

INVESTMENT GRADE TAX-EXEMPT BOND FUND

through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	4.67%	3.17%	4.79%

I Shares Returns Before Taxes	10.26%	4.51%	5.69%

I Shares Returns After Taxes on Distributions	9.72%	4.29%	5.21%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	7.86%	4.19%	5.08%

Barclays Capital Municipal Bond 1-15 Year Blend Index (reflects no deduction for fees, expenses or taxes)	8.90%	4.40%	5.42%

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. StableRiver Capital Management LLC is the Fund’s subadviser.

Portfolio Management

Mr. Ronald Schwartz, CFA, serves as Managing Director of StableRiver and has managed the Fund since its inception in June 1992.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
I Shares	None

Tax Information

The Fund intends to distribute income that is exempt from regular federal income taxes. A portion of the Fund’s distributions may be subject to federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Municipal Bond Funds	51

MARYLAND MUNICIPAL BOND FUND

Summary Section

A Shares and I Shares

Investment Objective

The Maryland Municipal Bond Fund (the “Fund”) seeks high current income exempt from regular federal income tax and Maryland income tax, consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	I Shares

Management Fees	0.55%	0.55%
Distribution (12b-1) Fees	0.15%	None
Other Expenses	0.10%	0.10%
Acquired Fund Fees and Expenses	0.03%	0.03%

Total Annual Fund Operating Expenses	0.83%	0.68%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$556	$727	$914	$1,452
I Shares	$69	$218	$379	$847

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities, including securities subject to the alternative minimum tax, with income exempt from regular federal income tax and Maryland income tax. Issuers of these securities can be located in Maryland, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest up to 20% of its assets in certain taxable debt securities.

In selecting investments for purchase and sale, the Fund’s subadviser, StableRiver Capital Management LLC (the “Subadviser”) tries to limit risk by buying primarily investment grade securities. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the subadviser attempts to invest more of the Funds assets in undervalued sectors and less in overvalued sectors. There are no limits on the Fund’s average weighted maturity or on the remaining maturities of individual securities. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including interest rate swaps, futures, options and inverse floaters) to use as a substitute for a

52	Municipal Bond Funds

MARYLAND MUNICIPAL BOND FUND

purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

Principal Investment Risks

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the rating of a debt security, the higher its credit risk.

Concentration Risk: The Fund’s concentration of investments in securities of issuers located in Maryland subjects the Fund to economic and government policies within Maryland.

Municipal Securities Risk: Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. The value of these securities may decline because of a market perception that the issuer may not make payments on time.

Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

Leverage Risk: Certain transactions and the use of derivatives such as swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
6.09%	-2.31%
(9/30/09)	(9/30/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 2.60%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	6.88%	3.16%	4.78%

I Shares Returns Before Taxes	12.24%	4.18%	5.29%

I Shares Returns After Taxes on Distributions	12.24%	4.13%	5.09%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	9.32%	4.09%	4.97%

Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	12.91%	4.32%	5.75%

Municipal Bond Funds	53

MARYLAND MUNICIPAL BOND FUND

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. StableRiver Capital Management LLC is the Fund’s subadviser.

Portfolio Management

Mr. George E. Calvert, Jr., Director of StableRiver, has managed the Fund since August 2000.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
I Shares	None

Tax Information

The Fund intends to distribute income that is exempt from regular federal and Maryland income taxes. A portion of the Fund’s distributions may be subject to Maryland or federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

54	Municipal Bond Funds

NORTH CAROLINA TAX-EXEMPT BOND FUND

Summary Section

A Shares and I Shares

Investment Objective

The North Carolina Tax-Exempt Bond Fund (the “Fund”) seeks current income exempt from federal and state income taxes for North Carolina residents without undue risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	I Shares
Management Fees	0.55%	0.55%
Distribution (12b-1) Fees	0.15%	None
Other Expenses	0.07%	0.07%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	0.78%	0.63%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$551	$712	$888	$1,395
I Shares	$64	$202	$351	$786

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and North Carolina income taxes. Issuers of these securities can be located in North Carolina, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest up to 20% of its assets in securities subject to the alternative minimum tax or in certain taxable debt securities.

In selecting investments for purchase and sale, the Fund’s subadviser, StableRiver Capital Management LLC (the “Subadviser”), tries to limit risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued market sectors and less in overvalued sectors. The Subadviser tries to diversify the Fund’s holdings within North Carolina. The Subadviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including interest rate swaps, futures, options

Municipal Bond Funds	55

NORTH CAROLINA TAX-EXEMPT BOND FUND

and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

Principal Investment Risks

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government Securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the rating of a debt security, the higher its credit risk.

Concentration Risk: The Fund’s concentration of investments in securities of issuers located in North Carolina subjects the Fund to economic and government policies of North Carolina.

Municipal Securities Risk: Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. The value of these securities may decline because of a market perception that the issuer may not make payments on time.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Futures Contract Risk: The Fund may enter into futures contracts. The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

Leverage Risk: Certain transactions and the use of derivatives such as swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund commenced operations on March 21, 2005. Performance between January 8, 2004 and March 21, 2005 is that of the CCMI Tax-Exempt North Carolina Bond Fund, the Fund’s predecessor. The performance of the predecessor fund has not been adjusted to reflect the Fund’s A Share expenses. If it had been, performance would have been lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
6.54%	-3.25%
(9/30/09)	(9/30/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 2.23%.

56	Municipal Bond Funds

NORTH CAROLINA TAX-EXEMPT BOND FUND

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

			Since
	1 Year	5 Years	Inception*

A Shares Returns Before Taxes	6.73%	2.63%	2.78%

I Shares Returns Before Taxes	12.02%	3.66%	3.65%

I Shares Returns After Taxes on Distributions	12.01%	3.64%	3.63%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	9.21%	3.62%	3.59%

Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	12.91%	4.32%	4.29%

*	Since inception of the predecessor fund on January 8, 2004.

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. StableRiver Capital Management LLC is the Fund’s subadviser.

Portfolio Management

Mr. Chris Carter, CFA, Director of StableRiver, has managed the Fund since March 2005.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
I Shares	None

Tax Information

The Fund intends to distribute income that is exempt from regular federal and North-Carolina income taxes. A portion of the Fund’s distributions may be subject to North-Carolina or federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Municipal Bond Funds	57

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

Summary Section

A Shares and I Shares

Investment Objective

The Virginia Intermediate Municipal Bond Fund (the “Fund”) seeks high current income exempt from federal and Virginia income taxes, consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	I Shares
Management Fees	0.55%	0.55%
Distribution (12b-1) Fees	0.15%	None
Other Expenses	0.06%	0.06%
Acquired Fund Fees and Expenses	0.02%	0.02%

Total Annual Fund Operating Expenses	0.78%	0.63%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$551	$712	$888	$1,395
I Shares	$64	$202	$351	$786

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities, including securities subject to the alternative minimum tax, with income exempt from regular federal income tax and Virginia income tax. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest up to 20% of its net assets in certain taxable debt securities.

In selecting investments for purchase and sale, the Fund’s subadviser, StableRiver Capital Management LLC (the “Subadviser”), tries to limit risk by buying investment grade securities. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the subadviser attempts to invest more of the Funds assets in undervalued sectors and less in overvalued sectors. The Subadviser expects that the Fund’s average weighted maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including interest rate swaps, futures, options

58	Municipal Bond Funds

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

Principal Investment Risks

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations.

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the rating of a debt security, the higher its credit risk.

Concentration Risk: The Fund’s concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies of Virginia.

Municipal Securities Risk: Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. The value of these securities may decline because of a market perception that the issuer may not make payments on time.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

Futures Contract Risk: The Fund may enter into futures contracts. The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
4.47%	-2.08%
(9/30/09)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 2.37%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax

Municipal Bond Funds	59

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	2.95%	2.95%	4.25%

I Shares Returns Before Taxes	8.34%	4.12%	4.86%

I Shares Returns After Taxes on Distributions	8.30%	4.09%	4.68%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	6.79%	4.04%	4.58%

Barclays Capital Municipal Bond 1-15 Year Blend Index (reflects no deduction for fees, expenses or taxes)	8.90%	4.40%	5.42%

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. StableRiver Capital Management LLC is the Fund’s subadviser.

Portfolio Management

Mr. George E. Calvert, Jr., Director of StableRiver, has managed the Fund since August 2000.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
I Shares	None

Tax Information

The Fund intends to distribute income that is exempt from regular federal and Virginia income taxes. A portion of the Fund’s distributions may be subject to Virginia or federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

60	Short Duration Funds

SHORT-TERM BOND FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Short-Term Bond Fund (the “Fund”) seeks high current income, while preserving capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	2.50%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares
Management Fees	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.20%	1.00%	None
Other Expenses	0.06%	0.06%	0.06%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	0.67%	1.47%	0.47%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$317	$459	$614	$1,064
C Shares	$250	$465	$803	$1,757
I Shares	$48	$151	$263	$591

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

A Shares	$317	$459	$614	$1,064
C Shares	$150	$465	$803	$1,757
I Shares	$48	$151	$263	$591

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of short-to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. These securities may be rated investment grade by at least one national securities rating agency or may be unrated securities that the Fund’s subadviser, StableRiver Capital Management LLC (the “Subadviser”) believes are of comparable quality. The Fund expects that it will normally maintain an effective maturity of 3 years or less. The Fund may invest in foreign securities, which at times may be significant.

In selecting securities for purchase and sale, the Subadviser attempts to identify securities that are expected to offer a comparably better investment return for a given level of risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in risk and/or volatility. The Subadviser manages the

Short Duration Funds	61

SHORT-TERM BOND FUND

Fund from a total return perspective. That is, the Subadviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Subadviser analyzes, among other things, yields, market sectors and credit risk in an effort to identify attractive investments with attractive risk/reward trade-off.

The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures and options) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

Principal Investment Risks

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the rating of a debt security, the higher its credit risk.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Mortgage and Asset Backed Security Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

Prepayment and Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

Futures Contract Risk: The Fund may enter into futures contracts. The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Swap Risk: The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

62	Short Duration Funds

SHORT-TERM BOND FUND

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
3.86%	-2.34%
(9/30/01)	(9/30/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 2.61%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	5.51%	3.31%	3.66%

C Shares Returns Before Taxes	6.25%	3.06%	3.36%

I Shares Returns Before Taxes	8.46%	4.05%	4.13%

I Shares Returns After Taxes on Distributions	7.24%	2.65%	2.65%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	5.47%	2.63%	2.64%

Barclays Capital 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)	3.82%	4.32%	4.86%

Citigroup 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)*	3.80%	4.35%	4.90%

*	Effective March 31, 2010, the Fund transitioned its benchmark from the Citigroup 1-3 Year Government/Credit Index to the Barclays Capital 1-3 Year Government/Credit Index as it is more prominently used as the industry standard for fixed income benchmarks.

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. StableRiver Capital Management LLC is the Fund’s subadviser.

Portfolio Management

The Fund is managed by a portfolio management team comprised of Mr. H. Rick Nelson, Chief Executive Officer and Chief Investment Officer of StableRiver and Managing Director of the Adviser, Mr. Robert W. Corner, Managing Director of StableRiver and Managing Director of the Adviser, and Mr. Chad Stephens, Director of StableRiver and Vice President of the Adviser. Mr. Nelson and Mr. Corner have co-managed the Fund since 2003 while Mr. Stephens has co-managed the Fund since 2008.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and C Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or

Short Duration Funds	63

SHORT-TERM BOND FUND

intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

64	Short Duration Funds

SHORT-TERM U.S. TREASURY SECURITIES FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Short-Term U.S. Treasury Securities Fund (the “Fund”) seeks high current income, while preserving capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	2.50%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares
Management Fees	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.18%	1.00%	None
Other Expenses	0.14%	0.14%	0.14%

Total Annual Fund Operating Expenses	0.72%	1.54%	0.54%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$322	$474	$641	$1,122
C Shares	$257	$486	$839	$1,834
I Shares	$55	$173	$302	$677

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

A Shares	$322	$474	$641	$1,122
C Shares	$157	$486	$839	$1,834
I Shares	$55	$173	$302	$677

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 147% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests exclusively in short-term U.S. Treasury securities (those with remaining maturities of 5 years or less) and shares of registered money market funds that invest in the foregoing. The Fund intends to maintain an average weighted maturity from 1 to 3 years.

The Fund’s subadviser, StableRiver Capital Management LLC (the “Subadviser”) manages the Fund from a total return perspective. That is, the Subadviser makes day to day investment decisions for the Fund with a view toward maximizing total return. In selecting investments for purchase and sale, the Subadviser attempts to identify U.S. Treasury securities with maturities that offer a comparably better return potential and yield than either shorter maturity or longer maturity securities for a given level of interest rate risk.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative

Short Duration Funds	65

SHORT-TERM U.S. TREASURY SECURITIES FUND

instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

Principal Investment Risks

Short-term U.S. Government Debt Securities Risk: Short-term U.S. Treasury securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Interest Rate Risk: Debt securities will lose value because of increases in interest rates. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
7.00%	-0.94%
(3/31/09)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 1.71%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	-2.26%	2.98%	3.33%

C Shares Returns Before Taxes	-1.50%	2.74%	3.09%

I Shares Returns Before Taxes	0.47%	3.70%	3.77%

I Shares Returns After Taxes on Distributions	-0.11%	2.59%	2.54%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	0.33%	2.51%	2.49%

Barclays Capital 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)*	0.80%	4.03%	4.51%

Citigroup 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)*	0.72%	3.99%	4.46%

*	Effective March 31, 2010, the Fund transitioned its benchmark from the Citigroup 1-3 Year Treasury Index to the Barclays Capital 1-3 Year Treasury Index as it is more prominently used as the industry standard for fixed income benchmarks.

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SHORT-TERM U.S. TREASURY SECURITIES FUND

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. StableRiver Capital Management LLC is the Fund’s subadviser.

Portfolio Management

The Fund is managed by a portfolio management team comprised of Mr. H. Rick Nelson, Chief Executive Officer and Chief Investment Officer of StableRiver and Managing Director of the Adviser, Mr. Robert W. Corner, Managing Director of StableRiver and Managing Director of the Adviser and Mr. Chad Stephens, Director of StableRiver and Vice President of the Adviser. Mr. Nelson and Mr. Stephens have co-managed the Fund since 2005 while Mr. Corner has co-managed the Fund since 2008.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and C Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Short Duration Funds	67

ULTRA-SHORT BOND FUND

Summary Section

I Shares

Investment Objective

The Ultra-Short Bond Fund (the “Fund”) seeks high current income consistent with preserving capital and maintaining liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulations on page 84 of the Fund’s Statement of Additional Information.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

I Shares
Management Fees	0.22%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.02%

Total Annual Fund Operating Expenses	0.39%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

I Shares	$40	$125	$219	$493

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 130% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in short duration, investment grade money market and fixed income securities including, but not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign corporate debt obligations, taxable municipal debt securities, mortgage-backed and asset-backed securities, repurchase agreements, and other mutual funds. The Fund’s investment in foreign issuers may at times be significant. The Fund normally expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to securities with an effective duration of less than 5 years. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility.

In selecting investments for purchase and sale, the Fund’s subadviser, StableRiver Capital Management LLC (the “Subadviser”), attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. The Subadviser attempts to identify short duration securities that offer a comparably better return potential and yield than money market funds. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as swaps, including credit default swaps, futures and options) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of

68	Short Duration Funds

ULTRA-SHORT BOND FUND

a strategy designed to reduce exposure to other risks, such as interest rate risk.

Principal Investment Risks

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the rating of a debt security, the higher its credit risk.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Short-term U.S. Government Debt Securities Risk: Short-term U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage and Asset Backed Security Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

Prepayment and Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

Futures Contract Risk: The Fund may enter into futures contracts. The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Swap Risk: The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Short Duration Funds	69

ULTRA-SHORT BOND FUND

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
3.10%	-1.75%
(6/30/09)	(9/30/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 1.43%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

			Since
	1 Year	5 Years	Inception*

I Shares Returns Before Taxes	8.01%	3.76%	3.09%

I Shares Returns After Taxes on Distributions	6.91%	2.34%	1.93%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	5.19%	2.37%	1.95%

Barclays Capital 3-6 Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.35%	3.29%	2.63%

Citigroup 6 Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)**	0.47%	3.11%	2.50%

*	Since inception of the I Shares on April 15, 2002.

**	Effective March 31, 2010, the Fund transitioned its benchmark from the Citigroup 6 Month U.S. Treasury Bill Index to the Barclays Capital 3-6 Month Treasury Bill Index as it is more prominently used as the industry standard for fixed income benchmarks.

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. StableRiver Capital Management LLC is the Fund’s subadviser.

Portfolio Management

The Fund is managed by a portfolio management team comprised of Mr. H. Rick Nelson, Chief Executive Officer and Chief Investment Officer of StableRiver and Managing Director of the Adviser, Mr. Robert W. Corner, Managing Director of StableRiver and Managing Director of the Adviser and Mr. Chad Stephens, Director of StableRiver and Vice President of the Adviser. Mr. Nelson and Mr. Corner have co-managed the Fund since 2004 while Mr. Stephens has co-managed the Fund since 2006.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or

70	Short Duration Funds

ULTRA-SHORT BOND FUND

intermediary to find out about how to purchase I Shares of the Fund.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Short Duration Funds	71

U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

Summary Section

I Shares

Investment Objective

The U.S. Government Securities Ultra-Short Bond Fund (the “Fund”) seeks high current income consistent with preserving capital and maintaining liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulations on page 84 of the Fund’s Statement of Additional Information.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

I Shares
Management Fees	0.20%
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.02%

Total Annual Fund Operating Expenses	0.36%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

I Shares	$37	$116	$202	$456

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in short duration U.S. Treasury securities, U.S. agency securities, U.S. agency mortgage-backed securities, repurchase agreements, other U.S. government securities and shares of registered money market mutual funds that invest in the foregoing. The Fund expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to securities with an effective duration of less than 5 years. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility.

In selecting securities for purchase and sale, the Fund’s subadviser, StableRiver Capital Management LLC (the “Subadviser”), attempts to maximize income by identifying securities that offer an acceptable yield for a given maturity.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

Principal Investment Risks

Short-term U.S. Government Debt Securities Risk: Short-term U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

72	Short Duration Funds

U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Mortgage and Asset Backed Security Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the rates are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the market value of the security could decline substantially and affect the Fund’s net asset value.

Prepayment and Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

Futures Contract Risk: The Fund may enter into futures contracts. The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
2.14%	-0.13%
(3/31/09)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 0.94%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax

Short Duration Funds	73

U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

returns are shown for only the I Shares. After-tax returns for other classes will vary.

			Since
	1 Year	5 Years	Inception*

I Shares Returns Before Taxes	5.39%	4.33%	3.49%

I Shares Returns After Taxes on Distributions	4.06%	2.89%	2.31%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	3.49%	2.85%	2.28%

Barclays Capital 3-6 Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.35%	3.29%	2.63%

Citigroup 6 Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.47%	3.11%	2.50%

*	Since the Inception of I Shares on April 11, 2002.

**	Effective March 31, 2010, the Fund transitioned its benchmark from the Citigroup 6 Month U.S. Treasury Bill Index to the Barclays Capital 3-6 Month Treasury Bill Index as it is more prominently used as the industry standard for fixed income benchmarks.

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. StableRiver Capital Management LLC is the Fund’s subadviser.

Portfolio Management

The Fund is managed by a portfolio management team comprised of Mr. H. Rick Nelson, Chief Executive Officer and Chief Investment Officer of StableRiver and Managing Director of the Adviser, Mr. Robert W. Corner, Managing Director of StableRiver and Managing Director of the Adviser and Mr. Chad Stephens, Director of StableRiver and Vice President of the Adviser. Mr. Nelson and Mr. Corner have co-managed the Fund since 2004 while Mr. Stephens has co-managed the Fund since 2006.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

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MORE INFORMATION ABOUT RISK

More Information About Risk

Below Investment Grade Risk

Corporate Bond Fund
Georgia Tax-Exempt Bond Fund
High Grade Municipal Bond Fund
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Investment Grade Tax-Exempt Bond Fund
Limited Duration Fund
Maryland Municipal Bond Fund
North Carolina Tax-Exempt Bond Fund
Seix Floating Rate High Income Fund
Seix Global Strategy Fund
Seix High Yield Fund
Short-Term Bond Fund
Total Return Bond Fund
Ultra-Short Bond Fund
Virginia Intermediate Municipal Bond Fund

High yield securities, also known as “junk bonds,” involve greater risks of default or downgrade and are more volatile than investment grade securities due to actual or perceived changes in an issuer’s credit-worthiness. Issuers of high yield securities may be more susceptible to economic downturns and, therefore, may be unable to pay interest, dividends or ultimately repay the principal upon maturity. Discontinuation of these payments could adversely affect the market value of the security. High yield securities may be less liquid and a security whose credit rating has been lowered may be particularly difficult to sell.

Derivatives Risk

All Funds (except Corporate Bond Fund)

A derivative is a financial contract whose value adjusts in accordance with the value of one or more underlying assets, reference rates or indices. Derivatives (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) may be used to attempt to achieve investment objectives or to offset certain investment risks. These positions may be established for hedging, substitution of a position in the underlying asset, or for speculation purposes. Hedging involves making an investment (e.g., in a futures contract) to reduce the risk of adverse price movements in an already existing investment position. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

•	The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

•	A Fund may experience losses over certain market movements that exceed losses experienced by a fund that does not use derivatives.

•	There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives used to hedge those positions.

•	There may not be a liquid secondary market for derivatives.

•	Trading restrictions or limitations may be imposed by an exchange.

•	Government regulations may restrict trading in derivatives.

•	The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by the creditworthiness of the counterparty and/or using an exchange as an intermediary.

Because premiums or totals paid or received on derivatives are small in relation to the market value of the underlying investments, buying and selling derivatives can be more speculative than investing directly in securities. In addition, many types of derivatives have limited investment lives and may expire or necessitate being sold at inopportune times.

The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

Credit default swaps may involve greater risks than if a Fund had invested in the asset directly. A Fund may be more exposed to credit risk. In addition, a Fund may experience losses if the Fund’s investment subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if their reference index, security or investments do not perform as anticipated.

Leverage may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease on the value of a Fund’s portfolio

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securities. To limit leveraging risk, a Fund observes asset segregation requirements to fully cover its future obligations. By setting aside assets equal only to its net obligations under certain derivative instruments, a Fund will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such derivative instruments.

Emerging Markets Risk

High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Seix Floating Rate High Income Fund
Seix Global Strategy Fund
Seix High Yield Fund
Short-Term Bond Fund
Total Return Bond Fund
Ultra-Short Bond Fund

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

Equity Risk

High Income Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in funds that primarily hold equity securities. Historically, the equity market has moved in cycles and investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Exchange Traded Fund Risk

All Funds

The Funds may purchase shares of exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are investment companies that are bought and sold on a securities exchange. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own shares of an ETF.

Fixed Income Risk

All Funds

The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund’s fixed income securities will decrease in value if interest rates rise and vice versa.

Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The

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lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund’s income to decline. Income risk is generally higher for short-term bonds.

An additional risk of debt securities is reinvestment risk, which is the possibility that a Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause a Fund to reinvest those assets at a rate lower than originally anticipated.

Floating Rate Loan Risk

High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Seix Floating Rate High Income Fund
Seix Global Strategy Fund
Seix High Yield Fund
Total Return Bond Fund

Investments in floating rate loans are subject to interest rate risk although the risk is less because the interest rate of the loan adjusts periodically. Investments in floating rate loans are also subject to credit risk. Many floating rate loans are rated below investment grade or are unrated, therefore, a Fund relies heavily on the analytical ability of the Fund’s investment subadviser. Many floating rate loans share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate loans are often subject to restrictions on resale which can result in reduced liquidity. The risk is greater for the Seix Floating Rate High Income Fund, due to its concentration in these types of instruments. Borrowers may repay principal faster than the scheduled due date which may result in a Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk. A loan may not be fully collateralized which may cause the loan to decline significantly in value.

One lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral. Investing in certain types of floating rate loans, such as revolving credit facilities and unfunded loans, creates a future obligation for a Fund. To avoid any leveraging concerns, a Fund will segregate or earmark liquid assets with the Fund’s custodian in amounts sufficient to fully cover any future obligations.

Seix currently serves as collateral manager to six collateralized loan obligation (“CLO”) CLO funds that invest in bank loans. The trustees and custodians of the CLO funds are not affiliated entities of the Adviser or Seix. In addition, the Adviser serves as adviser to an account established with its affiliate, SunTrust Equity Funding, LLC for the purpose of purchasing high yield securities for subsequent sale to these same CLO funds. Each of these transactions is subject to the approval of the independent trustee of the applicable CLO fund. In addition to disclosure to the trustee, all such transactions are fully disclosed to potential investors in the CLO’s offering and disclosure documents.

In addition to the CLO funds, the Subadviser serves as subadviser to an unaffiliated registered fund and as investment manager to two unregistered funds that invest in bank loans. The custodian and adviser for the unaffiliated registered fund are not affiliated entities of the Adviser or Seix. The custodians and administrators for the two unregistered funds are not affiliated entities of the Adviser or Seix. There are no trustees for the unregistered funds. Only the offshore entities that are a part of one of the unregistered funds have independent boards of directors that are not affiliated entities of the Adviser or Subadviser. SunTrust Equity Funding, LLC does not purchase assets for the unregistered funds.

As a result of these multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over a Fund.

Seix has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that a Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

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Foreign Securities Risk

Corporate Bond Fund
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Limited Duration Fund
Seix Floating Rate High Income Fund
Seix Global Strategy Fund
Seix High Yield Fund
Short-Term Bond Fund
Total Return Bond Fund
Ultra-Short Bond Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, unique to a country or region will affect those markets and their issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investment. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. Currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Foreign Currency Risk

Corporate Bond Fund
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Limited Duration Fund
Seix Floating Rate High Income Fund
Seix Global Strategy Fund
Seix High Yield Fund
Short-Term Bond Fund
Total Return Bond Fund
Ultra-Short Bond Fund

Non-U.S. securities often trade in currencies other than the U.S. dollar. Changes in currency exchange rates may affect a Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Fund to decline. Certain currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in the Fund’s non-U.S. holdings whose value is tied to that particular currency.

Mortgage-Backed and Asset-Backed Securities Risk

High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Limited Duration Fund
Limited-Term Federal Mortgage Securities Fund
Seix High Yield Fund
Short-Term Bond Fund
Total Return Bond Fund
U.S. Government Securities Fund
U.S. Government Securities Ultra-Short Bond Fund
Ultra-Short Bond Fund

Mortgage and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage or asset-backed secured and unsecured cashflow producing assets such as automobile loans and leases, credit card receivables and other financial assets. The risks associated with these types of securities include: (1) prepayment risk that could result in earlier or later return of principal than expected and can lead to significant fluctuations in the value and realized yield of the securities; (2) liquidity/market risk which can result in higher than expected changes in security valuation and

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transactions costs especially in times of general market stress; and (3) credit risk that is associated with the underlying borrowers and can also be driven by general economic conditions which can result in the loss of invested principal.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of these securities generally will decline; however, when interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Municipal Securities Risk

Georgia Tax-Exempt Bond Fund
High Grade Municipal Bond Fund
Investment Grade Tax-Exempt Bond Fund
Maryland Municipal Bond Fund
North Carolina Tax-Exempt Bond Fund
Virginia Intermediate Municipal Bond Fund

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

In addition, a Fund’s concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

Regional Risk

Georgia Tax-Exempt Bond Fund
High Grade Municipal Bond Fund
Investment Grade Tax Exempt Bond Fund
Maryland Municipal Bond Fund
North Carolina Tax-Exempt Bond Fund
Seix Global Strategy Fund
Virginia Intermediate Municipal Bond Fund

To the extent that a Fund’s investments are concentrated in a specific geographic region, a Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting the Fund to additional risks.

Restricted Security Risk

Corporate Bond Fund
High Grade Municipal Bond Fund
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Investment Grade Tax-Exempt Bond Fund
Limited Duration Fund
Maryland Municipal Bond Fund
Seix Floating Rate High Income Fund
Seix Global Strategy Fund
Seix High Yield Fund
Short-Term Bond Fund
Total Return Bond Fund
Ultra-Short Bond Fund
Virginia Intermediate Municipal Bond Fund

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser and Subadviser intend to invest only in restricted

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securities that they believe present minimal liquidity risk.

Securities Lending Risk

All Funds

A Fund may lend securities to approved borrowers, such as broker-dealers, to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. There is a risk that the Fund may not be able to recall securities on loan in sufficient time to vote on material proxy matters. In addition, as a general practice, a Fund will not recall securities on loan solely to receive income payments, which could result in an increase of a Fund’s tax obligation that is subsequently passed on to its shareholders.

Smaller Company Risk

High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Total Return Bond Fund

Small and mid-capitalization companies may be either established or newer companies. Smaller companies may offer greater opportunities for gain. They also involve a greater risk of loss because they may be more vulnerable to adverse business or economic events, particularly those companies that have been in operation for less than three years. Smaller company securities may trade in lower volumes or there may be less information about the company which may cause the investments to be more volatile or to have less liquidity than larger company investments. They may have unseasoned management or may rely on the efforts of particular members of their management team to a great degree causing turnover in management to pose a greater risk. Smaller sized companies may have more limited access to resources, product lines, and financial resources. Small and mid-sized companies typically reinvest a large proportion of their earnings in their business and may not pay dividends or make interest payments for some time, particularly if they are newer companies.

Risk Information Common to RidgeWorth Funds

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser’s or Sub-Adviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser or Sub-Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Except for the Maryland Municipal Bond, North Carolina Tax-Exempt Bond, Seix Global Strategy and Virginia Intermediate Municipal Bond Funds, each Fund’s investment goal may be changed without shareholder approval. Before investing, make sure that the Fund’s goal matches your own.

The Funds are not managed to achieve tax efficiency, except for the Georgia Tax-Exempt Bond, High Grade Municipal Bond, Investment Grade Tax-Exempt Bond, Maryland Municipal Bond, North Carolina Tax-Exempt Bond and Virginia Intermediate Municipal Bond Funds, which intend to distribute tax-exempt income.

More Information About Indices

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

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Barclays Capital Corporate Index covers USD-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Barclays Capital Intermediate U.S. Government/Credit Bond Index measures the performance of dollar-denominated U.S. Treasuries, government-related (the United States and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in United States dollars, and must be fixed-rate and non-convertible securities.

Barclays Capital Municipal Bond Index covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.

Barclays Capital Municipal Bond 1-15 Year Blend Index is an index composed of tax-exempt bonds with maturities ranging between 1-16 years.

Barclays Capital U.S. Aggregate Bond Index measures the U.S. dollar-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.

Barclays Capital U.S. Corporate High-Yield Index covers the U.S. dollar-denominated non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. The index excludes emerging markets debt.

Barclays Capital U.S. Government/Credit Index is a non-securitized component of the Barclays Capital U.S. Aggregate Index and was the first macro index launched by Lehman Brothers. The U.S. Government/Credit Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), Government-Related issues (i.e., agency, sovereign, supranational, and local authority debt), and USD Corporates.

Barclays Capital U.S. Government Bond Index is composed of the U.S. Treasury and U.S. Agency Indices. The U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The U.S. Government Index is a component of the U.S. Government/Credit Index and the U.S. Aggregate Index.

Barclays Capital U.S. Mortgage-Backed Securities Index covers agency mortgage-backed pass through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Barclays Capital 1-3 Year Government/Credit Bond Index is the 1-3 year component of the U.S. Government/Credit index. The Government/Credit Index includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Barclays Capital 1-3 Year U.S. Treasury Index is the 1-3 year component of the U.S. Treasury index. It includes securities in the Treasury Index (i.e., public obligations of the U.S. Treasury) with a maturity from 1 up to (but not including) 3 years.

Barclays Capital 3-6 Month Treasury Bill Index is the 3-6 Months component of the Barclays Capital U.S. Treasury Bills index which includes U.S. Treasury bills with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips.

Citigroup 1-3 Year Government/Credit Index is an index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade (BBB). The securities in the Index have maturities of 1 year or greater and less than 3 years.

Citigroup 1-3 Year Treasury Index is an index of U.S. Treasury securities with maturities of one year or greater and less than three years.

Citigroup 6 Month U.S. Treasury Bill Index is an index of the 6 month U.S. Treasury Bills.

Credit Suisse First Boston (CSFB) Leveraged Loan Index is an unmanaged market value-weighted index

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designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices.

Credit Suisse First Boston (CSFB) Institutional Leveraged Loan Index is a sub-index of the Credit Suisse First Boston Leveraged Loan Index which contains only institutional loan facilities priced above 90, excluding TL and TLa facilities and loans rated CC, C or in default. It is designed to more closely reflect the investment criteria of institutional investors.

The J.P. Morgan EMBI+ Index tracks returns for actively traded external debt instruments in emerging market, and is also most liquid US-dollar emerging markets debt benchmark. The index segments further the universe of emerging markets as defined by the broader EMBI Global and EMBI Global Diversified, by placing a strict liquidity requirement rule for inclusion. Included in the EMBI+ are US-dollar denominated Brady bonds, Eurobonds, and traded loans issued by sovereign entities. The EMBI+ is a market capitalization-weighted index and is rebalanced on the last business day of each month. Only issues with a current face amount outstanding of $500 million or more and a remaining life of greater than 2 1/2 years are eligible for inclusion in the index. Index returns are available hedged or unhedged in a variety of currencies.

Bank of America Merrill Lynch U.S. High Yield BB/B Rated Constrained Index tracks the performance of BB/B rated U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market.

Bank of America Merrill Lynch U.S. Treasury Bill 3 Month Index is an index which tracks the monthly price-only and total return performance of a three-month Treasury bill, based on monthly average auction rates.

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (“SAI”).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund’s objectives. In addition, each Fund may shorten its average weighted maturity to as little as 90 days. A Fund will do so only if the Adviser or Subadviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Each Fund may invest in other mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.

Further, during certain interest rate environments, the gross yield of certain shares of money market funds may be less than the related expenses of that class. In these instances, shareholders of these Funds may not receive a monthly income payment, or may receive a much smaller payment than during a more typical interest rate environment.

Information About Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the SAI.

Management

The Board of Trustees (the “Board”) is responsible for the overall supervision and management of the business and affairs of the Funds. The Board supervises the Adviser and Subadvisers and establishes policies that the Adviser and Subadvisers must follow in their fund related management activities. The day-to-day operations of the Funds are the responsibilities of the officers and various service organizations retained by the Funds.

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Investment Adviser

RidgeWorth Investments, 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. In addition to being an investment adviser registered with the Securities and Exchange Commission (the “SEC”), RidgeWorth is a money-management holding company with multiple style- focused investment boutiques. As of June 30, 2010, the Adviser had approximately $61.5 billion in assets under management. The Adviser is responsible for overseeing the Subadvisers to ensure compliance with each Fund’s investment policies and guidelines and monitors each Subadviser’s adherence to its investment style. The Adviser also executes transactions with respect to specific securities selected by StableRiver Capital Management LLC for purchase and sale by the Funds. The Adviser pays the Subadvisers out of the fees it receives from the Funds.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the SAI. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

For the fiscal year ended March 31, 2010, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund’s average daily net assets of:

Corporate Bond Fund	0.40%
Georgia Tax-Exempt Bond Fund	0.55%
High Grade Municipal Bond Fund	0.53%
High Income Fund	0.58%
Intermediate Bond Fund	0.24%
Investment Grade Bond Fund	0.50%
Investment Grade Tax-Exempt Bond Fund	0.49%
Limited Duration Fund	0.10%
Limited-Term Federal Mortgage Securities Fund	0.46%
Maryland Municipal Bond Fund	0.55%
North Carolina Tax-Exempt Bond Fund	0.55%
Seix Floating Rate High Income Fund	0.44%
Seix Global Strategy Fund	0.42%
Seix High Yield Fund	0.43%
Short-Term Bond Fund	0.40%
Short-Term U.S. Treasury Securities Fund	0.36%
Total Return Bond Fund	0.25%
Ultra-Short Bond Fund	0.19%
U.S. Government Securities Fund	0.50%
U.S. Government Securities Ultra-Short Bond Fund	0.20%
Virginia Intermediate Municipal Bond Fund	0.55%

The Adviser and the Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2011 in order to keep total annual operating expenses of each Fund from exceeding the applicable expense cap below. If at any point before August 1, 2013, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

	Share	Expense
Fund	Class	Limitation
Seix Global Strategy Fund	I	0.83%
	A	1.13%
Short-Term U.S. Treasury Securities Fund	I	0.55%
	A	0.73%
	C	1.55%
High Grade Municipal Bond Fund	I	0.65%
	A	0.80%

The following breakpoints are used in computing the advisory fee:

Average Daily Net Assets	Discount From Full Fee

First $500 million	None — Full Fee
Next $500 million	5%
Over $1 billion	10%

Based on average daily net assets as of March 31, 2010, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds’ asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

Intermediate Bond Fund	0.25%
Investment Grade Tax-Exempt Bond Fund	0.50%
Seix Floating Rate High Income Fund	0.45%
Seix High Yield Fund	0.45%

*	Fund expenses in the “Annual Fund Operating Expenses” tables shown earlier in this prospectus reflect the advisory breakpoints.

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A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser appears in the Funds’ annual report to shareholders for the period ended March 31, 2010.

The SAI provides additional information regarding the portfolio manager’s compensation, other accounts managed by the portfolio manager, potential conflicts of interest and the portfolio manager’s ownership of securities in the Funds.

Investment Subadvisers

The Subadvisers are responsible for managing the portfolios of the Funds on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Funds under the supervision of the Adviser and the Board. A discussion regarding the basis for the Board’s approval of the investment subadvisory agreements appears in the Funds’ annual report to shareholders for the period ended March 31, 2010.

Information about the Subadvisers and the individual portfolio managers of the Funds is discussed below. The SAI provides additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers’ ownership of securities in the Funds.

Seix Investment Advisors LLC (“Seix”)
10 Mountainview Road, Suite C-200,
Upper Saddle River, New Jersey 07458
www.seixadvisors.com

Seix, established in 2008 as a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. Its predecessor, Seix Investment Advisors, Inc., was founded in 1992 and was independently-owned until 2004 when the firm joined RidgeWorth as the high grade, high yield investment management division. As of June 30, 2010, Seix had approximately $24.8 billion in assets under management.

Seix is a fundamental, credit driven fixed income boutique specializing in both investment grade and high yield bond management. Seix has employed its bottom-up, research-oriented approach to fixed income management for over 17 years. Seix is focused on delivering superior, risk-adjusted investment performance for its clients. Seix selects, buys and sells securities for the Funds it subadvises under the supervision of the Adviser and the Board.

The following individuals are primarily responsible for the day-to-day management of the High Income and Seix Floating Rate High Income Funds.

Mr. Michael McEachern, CFA, currently serves as President and Senior Portfolio Manager of Seix and served as Managing Director of Seix since May 2004. Mr. McEachern joined Seix Investment Advisors, Inc., a predecessor of Seix, in 1997, where he served as Senior Portfolio Manager. Mr. McEachern has co-managed the High Income Fund since July 2004 and the Seix Floating Rate High Income Fund since its inception. He has more than 26 years of investment experience.

Mr. George Goudelias currently serves as Managing Director and Senior Portfolio Manager of Seix and served as Managing Director of the Adviser since May 2004. Prior to joining Seix, Mr. Goudelias served as Director of High Yield Research of Seix Investment Advisors, Inc., a predecessor of Seix, from February 2001 to May 2004. Mr. Goudelias has co-managed the Seix Floating Rate High Income Fund since its inception. He has more than 24 years of investment experience.

Mr. Brian Nold, M.D., currently serves as Managing Director and Senior Portfolio Manager of Seix and served as Senior High Yield Analyst of Seix since May 2004. Mr. Nold was a High Yield Research Analyst at Morgan Stanley prior to joining Seix Investment Advisors, Inc., a predecessor of Seix, in 2003. Mr. Nold has co-managed the High Income Fund since August 2006. He has more than 10 years of investment experience.

Seix High Yield Fund

Mr. Michael McEachern, CFA, President and Senior Portfolio Manager, has been a member of the Seix High Yield Fund’s management team since the Fund’s inception. Mr. McEachern focuses primarily on high yield bonds and loans and related securities held in the Fund. Mr. McEachern joined Seix Investment Advisors, Inc., a predecessor of Seix, in 1997, where he served as Senior Portfolio Manager. Mr. McEachern has more than 26 years of investment experience.

Mr. Michael Kirkpatrick, Managing Director and Senior Portfolio Manager, has been a member of the Seix High Yield Fund’s management team since February 2007. Mr. Kirkpatrick focuses primarily on high yield

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bonds and loans and related securities held in the Fund. Mr. Kirkpatrick joined Seix Investment Advisors Inc., a predecessor of Seix, in 2002, where he served as a Senior High Yield Analyst. Mr. Kirkpatrick has more than 19 years of investment experience.

Mr. Brian Nold, M.D., Managing Director and Senior Portfolio Manager, has been a member of the Seix High Yield Fund’s management team since August 2007. Mr. Nold focuses primarily on high yield bonds and loans and related securities held in the Fund. Mr. Nold was a High Yield Research Analyst at Morgan Stanley prior to joining Seix Investment Advisors, Inc., a predecessor of Seix, in 2003. Mr. Nold has more than 10 years of investment experience.

Intermediate Bond Fund, Investment Grade Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Total Return Bond Fund and U.S. Government Securities Fund (collectively, the “Investment Grade Funds”)

Seix utilizes a team management approach for the Investment Grade Funds for which it acts as Subadviser. Seix is organized into teams of portfolio managers and credit analysts along sectors and broad investment categories, including government securities, corporate bonds, securitized assets, high yield bonds, high yield loans, emerging market debt, non-U.S. securities and global currencies. The senior portfolio managers are responsible for security selection, portfolio structure and rebalancing, compliance with stated investment objectives, and cash flow monitoring.

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Investment Grade Funds’ management team since March 2008, when he joined Seix. Mr. Keegan sets overall investment strategy and works with Mr. Troisi, Mr. Webb, Mr. Antiles and Mr. Rieger on sector allocation for the Investment Grade Funds. Prior to joining Seix, Mr. Keegan was a Senior Vice President at American Century Investments from February 2006 through March 2008, a private investor from July 2003 through January 2006, and the Chief Investment Officer of Westmoreland Capital Management, LLC from February 2002 through June 2003. Mr. Keegan has more than 27 years of investment experience.

Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Funds’ management team for several years. Mr. Webb focuses primarily on high grade corporate bonds and related securities held in the Investment Grade Funds. Mr. Webb joined Seix Investment Advisors, Inc., a predecessor of Seix, in 2000, where he served as Senior Portfolio Manager. Mr. Webb has co-managed the Intermediate Bond Fund since January 2002, the Investment Grade Bond Fund since July 2004, the Limited Duration Fund since February 2007, the Limited-Term Federal Mortgage Securities Fund since February 2007, the Total Return Bond Fund since January 2002 and the U.S. Government Securities Fund since February 2007. Mr. Webb has more than 15 years of investment experience.

Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Funds’ management team for several years. Mr. Troisi focuses primarily on United States government and agency bonds and related securities held in the Investment Grade Funds. Mr. Troisi joined Seix Investment Advisors, Inc., a predecessor of Seix, in 1999, where he served as Senior Portfolio Manager. Mr. Troisi has co-managed the Intermediate Bond Fund since January 2002, the Investment Grade Bond Fund since July 2004, the Limited Duration Fund since inception, the Limited-Term Federal Mortgage Securities Fund since February 2007, the Total Return Bond Fund since January 2002 and the U.S. Government Securities Fund since February 2007. He has more than 24 years of investment experience.

Mr. Michael Rieger, Managing Director and Portfolio Manager, has been a member of the Investment Grade Funds’ management team since 2007, when he joined Seix. Mr. Rieger focuses primarily on securitized assets including mortgage-backed and asset-backed securities held in the Investment Grade Funds. Prior to joining the Adviser in 2007, Mr. Rieger was a Managing Director at AIG Global Investments since 2005 and a Vice President from 2002 to 2005. Mr. Rieger has co-managed the Intermediate Bond Fund, the Investment Grade Bond Fund and the Limited Duration Fund since February 2007. He has co-managed the Limited-Term Federal Mortgage Securities Fund, the Total Return Bond Fund and the U.S. Government Securities Fund since May 2007. Mr. Rieger has more than 23 years of investment experience.

Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the management team for the Investment Grade Funds for several years. Mr. Antiles focuses on emerging market debt, foreign currency and related securities held in the Investment Grade Funds. Mr. Antiles joined the Adviser in 2005 as the Head of Emerging Markets. Prior to joining the Adviser, Mr. Antiles was a Director at Citigroup/Salomon Smith Barney since 1997.

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Mr. Antiles has co-managed the Intermediate Bond Fund since May 2005, the Investment Grade Bond Fund since May 2005, the Limited Duration Fund since March 2009, the Limited-Term Federal Mortgage Securities Fund since March 2009, the Total Return Bond Fund since February 2007 and the U.S. Government Securities Fund since March 2009. Mr. Antiles has more than 16 years investment experience.

Corporate Bond Fund

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Corporate Bond Fund’s management team since March 2008, when he joined the management team of its predecessor Fund. Mr. Keegan sets overall investment strategy and works with Mr. Webb and Mr. Troisi on sector allocation for the Fund. Prior to joining Seix in 2008, Mr. Keegan was a Senior Vice President at American Century Investments from February 2006 through March 2008, a private investor from July 2003 through January 2006, and the Chief Investment Officer of Westmoreland Capital Management, LLC from February 2002 through June 2003. Mr. Keegan has more than 27 years of investment experience.

Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Corporate Bond Fund’s management team since July 2004, when he joined the management team of its predecessor Fund. Mr. Webb focuses primarily on high grade corporate bonds and related securities held in the Fund. Mr. Webb joined Seix Investment Advisors, Inc., a predecessor of Seix, in 2000, where he served as Senior Portfolio Manager. Mr. Webb has more than 15 years of investment experience.

Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Corporate Bond Fund’s management team since July 2004. Mr. Troisi focuses primarily on U.S. Treasury and agency obligations held in the Fund. Mr. Troisi joined Seix Investment Advisors, Inc., a predecessor of Seix, in 1999, where he served as Senior Portfolio Manager. He has more than 23 years of investment experience.

Seix Global Strategy Fund

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Seix Global Strategy Fund’s management team since the Fund’s inception. Mr. Keegan sets overall investment strategy and works with Mr. Webb and Mr. Antiles on sector allocation for the Fund. Prior to joining Seix in 2008, Mr. Keegan was a Senior Vice President at American Century Investments from February 2006 through March 2008, a private investor from July 2003 through January 2006, and the Chief Investment Officer of Westmoreland Capital Management, LLC from February 2002 through June 2003. Mr. Keegan has more than 27 years of investment experience.

Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Seix Global Strategy Fund’s management team since the Fund’s inception. Mr. Webb focuses primarily on high grade corporate bonds and related securities held in the Fund. Mr. Webb joined Seix Investment Advisors, Inc., a predecessor of Seix, in 2000, where he served as Senior Portfolio Manager. Mr. Webb has more than 15 years of investment experience.

Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the Seix Global Strategy Fund’s management team since the Fund’s inception. Mr. Antiles focuses on emerging market debt, foreign currency and related securities held in the Fund. Mr. Antiles joined the Adviser in 2005 as the Head of Emerging Markets. Prior to joining the Adviser, Mr. Antiles was a Director at Citigroup/Salomon Smith Barney since 1997. Mr. Antiles has more than 16 years of investment experience.

StableRiver Capital Management LLC (“StableRiver”)
50 Hurt Plaza, Suite 1400,
Atlanta, Georgia 30303
www.stableriver.com

StableRiver, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 23 years functioning as RidgeWorth’s fixed income investment management team. As of June 30, 2010, StableRiver had approximately $27.3 billion in assets under management.

StableRiver focuses on delivering high-quality fixed income strategies to institutional investors. As the name suggests, StableRiver has a firmly established, steadfast investment process that follows a predictable course of action — even in unpredictable market cycles. The firm’s multi-faceted strategy employs top-down management with bottom-up security selection incorporating comprehensive risk management and compliance systems.

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StableRiver is responsible for managing the portfolios of the Funds on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Funds under the supervision of the Adviser and the Board. A discussion regarding the basis for the Boards’ approval of the investment subadvisory agreement appears in the Funds’ annual report to shareholders for the period ending March 31, 2010.

The following individuals are primarily responsible for the day-to-day management of the following Funds

Mr. George E. Calvert, Jr. currently serves as Director of StableRiver and served as Vice President of the Adviser since August 2000. He has managed the Maryland Municipal Bond Fund and the Virginia Intermediate Municipal Bond Fund since August 2000. Mr. Calvert has more than 34 years of investment experience.

Mr. Ronald Schwartz, CFA, currently serves as Managing Director of StableRiver and served as Managing Director of the Adviser since July 2000. He has managed the High Grade Municipal Bond Fund and the Investment Grade Tax-Exempt Bond Fund since each Fund’s respective inception. He has more than 29 years of investment experience.

Mr. Chris Carter, CFA, currently serves as Director of StableRiver and served as Vice President of the Adviser since July 2003. He has managed the Georgia Tax-Exempt Bond Fund since August 2003 and the North Carolina Tax-Exempt Bond Fund since March 2005. Prior to joining the Adviser, Mr. Carter served as a Portfolio Manager and Assistant Portfolio Manager of Evergreen Investment Management Company from January 2002 to July 2003. He has more than 18 years of investment experience.

The Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Bond Fund are each managed by a portfolio management team comprised of Mr. H. Rick Nelson, Mr. Robert W. Corner and Mr. Chad Stephens. Each member of the team is primarily responsible for the day-to-day management of the Funds and has authority over all aspects of the Funds’ investment portfolio, including selecting securities to purchase, sell or hold, developing the Funds’ investment strategies, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows.

Mr. H. Rick Nelson currently serves as Chief Executive Officer and Chief Investment Officer of StableRiver and served as Managing Director of the Adviser since March 2002. He has co-managed the Short-Term U.S. Treasury Securities Fund since January 2005, the Short-Term Bond Fund since January 2003, the Ultra-Short Bond Fund since July 2004 and the U.S. Government Securities Ultra-Short Bond Fund since July 2004. He has more than 29 years of investment experience.

Mr. Robert W. Corner currently serves as Managing Director of StableRiver and served as Managing Director of the Adviser since September 1996. He has co-managed the Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Bond Fund since July 2004 and the Short Term Bond Fund since January 2003 after managing each respective Fund since its inception and has co-managed the Short-Term U.S. Treasury Securities Fund since March 2008. He has more than 21 years of investment experience.

Mr. Chad Stephens currently serves as Director of StableRiver and served as Vice President of the Adviser since December 2000. He has co-managed the Short-Term U.S. Treasury Securities Fund since January 2005, the Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Fund since August 2006 and the Short-Term Bond Fund since March 2008. He has more than 20 years of investment experience.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange A Shares, C Shares, R Shares and I Shares of the Funds. Investors purchasing or selling shares through a pension or 401(k) plan should also refer to their Plan documents.

Participants in retirement plans must contact their Employee Benefits Office or their Plan’s Administrator for information regarding the purchase, redemption or exchange of shares. Plans may require separate documentation and the plan’s policies and procedures may be different than those described in this prospectus. Participants should contact their employee benefits office or plan administrator for questions about their specific accounts.

If your I Shares are held in a retirement plan account, the rules and procedures you must follow as a plan participant regarding the purchase, redemption or exchange of I Shares may be different from those described in this prospectus. Review the information you have about your retirement plan.

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How to Purchase Fund Shares

Purchasing A Shares and C Shares

You may purchase A Shares and C Shares of the Funds through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.

Your investment professional can assist you in opening a brokerage account that will be used for purchasing shares of RidgeWorth Funds.

Shareholders who purchase shares directly from the Funds may purchase additional Fund shares by:

•	Mail

•	Telephone (1-888-784-3863)

•	Wire

•	Fax (1-800-451-8377)

•	Automated Clearing House (“ACH”)

The Funds do not accept cash, credit card checks, third-party checks, travelers’ checks, money orders, bank starter checks, or checks drawn in a foreign currency, as payment for Fund shares.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered RidgeWorth Funds account as reimbursement.

Purchasing R Shares

R Shares are designed to be sold only through various third-party intermediaries that offer employer-sponsored defined contribution retirement plans and other retirement plan platforms including brokers, dealers, banks, insurance companies, retirement plan record-keepers and others. R Shares require an agreement with the Funds prior to investment. The intermediary may charge a fee for its services. Please consult your intermediary to find out about how to purchase R Shares of the Funds.

R Shares may also be purchased by shareholders of the Intermediate Bond Fund and Total Return Bond Fund who owned C Shares in the applicable Fund on February 12, 2009 and by shareholders of the Investment Grade Bond Fund, the High Income Fund, and the Seix High Yield Fund who owned C Shares in the applicable Fund on July 31, 2009.

Purchasing I Shares

The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. These accounts primarily consist of:

•	assets of a bona fide trust,

•	assets of a business entity possessing a tax identification number,

•	assets of an employee benefit plan,

•	assets held within select fee-based programs, or

•	assets held within certain non-discretionary intermediary no-load platforms.

Employee benefit plans generally include profit sharing, 401(k) and 403(b) plans. Employee benefit plans generally do not include IRAs; SIMPLE, SEP, SARSEP plans; plans covering self-employed individuals and their employees or health savings accounts unless you, as a customer of a financial institution or intermediary, meet the Funds’ established criteria as described above.

As a result, you, as a customer of a financial institution or intermediary, may, under certain circumstances that meet the Funds’ established criteria, be able to purchase I Shares through accounts made with select financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, you may have, or be given, the right to vote your I Shares. Financial institutions or intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may differ from those imposed by the Funds. Please contact your financial institution or intermediary for complete details for purchasing I Shares.

I Shares may also be purchased directly from the Funds by officers, directors or trustees, and employees and their immediate families (strictly

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limited to current spouses/domestic partners and dependent children) of:

•	RidgeWorth Funds,

•	Subadvisers to the RidgeWorth Funds, or

•	SunTrust Banks, Inc. and its subsidiaries.

Validation of current employment/service will be required upon establishment of the account. The Funds, in their sole discretion, may determine if an applicant qualifies for this program.

In-Kind Purchases — I Shares

Payment for I Shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863.

When Can You Purchase Shares? — A Shares, C Shares, R Shares and I Shares

The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading (a “Business Day”). The RidgeWorth Funds reserve the right to open one or more Funds on days that the principal bond markets (as recommended by SIFMA (Securities Industry and Financial Markets Association)) are open even if the NYSE is closed. Each Fund calculates its net asset value per Share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

If a Fund or its authorized agent receives your purchase or redemption request in proper form before 4:00 p.m., Eastern Time, your transaction will be priced at that Business Day’s NAV. If your request is received after 4:00 p.m., it will be priced at the next Business Day’s NAV.

The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early or if the principal bond markets close early on days when the NYSE is closed. For those Funds that open on days when the NYSE is closed, these times will be the time the principal bond markets close.

The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

You may be required to transmit your purchase sale and exchange orders to your financial institutions or intermediaries at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your order and transmit it to the transfer agent in time to meet the above stated Fund cut-off times. For more information about how to purchase, sell or exchange Fund shares, including a specific financial institution’s or intermediary’s internal order entry cut-off times, please contact your financial institution or intermediary directly.

A Fund may reject any purchase order.

How the Funds Calculate NAV — A Shares, C Shares, R Shares and I Shares

NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that market prices or amortized cost valuation method are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in

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times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing. Fair value prices may be determined in good faith using methods approved by the Board.

The prices for many securities held by the Funds are provided by independent pricing services approved by the Board.

Minimum/Maximum Purchases — A Shares, C Shares, R Shares and I Shares

To purchase A Shares or C Shares for the first time, you must invest in any Fund at least:

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)

Purchases of C Shares of the Short-Term U.S. Treasury Securities Fund requested in an amount of $100,000 or more will be automatically made in A Shares of that Fund. Purchases of C Shares of the Limited-Term Federal Mortgage Securities Fund or the Short-Term Bond Fund requested in an amount of $250,000 or more will be automatically made in A Shares of that Fund. Purchases of C Shares of any other Fund requested in an amount of $1,000,000 or more will automatically be made in A Shares of that Fund.

Your subsequent investments must be made in amounts of at least $1,000. The Funds may accept investments of smaller amounts for either class of shares at its discretion.

For investors who qualify to purchase R Shares and I Shares, there are no minimum or maximum requirements for initial or subsequent purchases.

Systematic Investment Plan — A Shares and C Shares

If you have a checking or savings account with a bank, you may purchase A Shares and C Shares automatically through regular deductions from your bank account. With a $500 minimum initial investment, you may begin regularly-scheduled investments of $50 or more once or twice a month. If you are buying C Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Funds may close your account if you do not meet this minimum investment requirement at the end of two years.

Customer Identification

Foreign Investors

To purchase A Shares, C Shares and R Shares of the Funds, you must be a U.S. citizen, a U.S. resident alien, or a U.S. entity, with a U.S. tax identification number, and reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses). If you owned shares on July 31, 2006, you may keep your account open even if you do not reside in the U.S. or its territories, but you may not make additional purchases or exchanges.

The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities. Investors in I Shares generally must reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses) and have a U.S. tax identification number.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security Number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents

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provided in connection with your application will be used solely to establish and verify a customer’s identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

Sales Charges — A Shares and C Shares

Front-End Sales Charges — A Shares

The offering price of A Shares is the NAV next calculated after a Fund receives your request in proper form, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment

Investment Grade Funds
Corporate Bond Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Total Return Bond Fund
U.S. Government Securities Fund
High Yield/Global Funds
High Income Fund
Seix Global Strategy Fund
Seix High Yield Fund
Municipal Bond Funds
Georgia Tax-Exempt Bond Fund
High Grade Municipal Bond Fund
Investment Grade Tax-Exempt Bond Fund
Maryland Municipal Bond Fund
North Carolina Tax-Exempt Bond Fund
Virginia Intermediate Municipal Bond Fund

	Your Sales	Your Sales
	Charge as a	Charge as a
	Percentage	Percentage of
	of Offering	Your Net
If Your Investment is:	Price*	Investment

Less than $50,000	4.75%	4.99%

$50,000 but less than $100,000	4.50%	4.71%

$100,000 but less than $250,000	3.50%	3.63%

$250,000 but less than $500,000	2.50%	2.56%

$500,000 but less than $1,000,000	2.00%	2.04%

$1,000,000 and over	None	None

*	The Distributor may pay a percentage of the offering price as a commission to broker-dealers. Merrill Lynch Pierce Fenner & Smith, Inc. (“Merrill Lynch”) receives an additional 0.25% of the front-end sales charge of A Shares of certain Funds. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 1.00%.

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Investment Grade Funds
Limited-Term Federal Mortgage Securities Fund
High Yield/Global Funds
Seix Floating Rate High Income Fund
Short Duration Funds
Short-Term U.S. Treasury Securities Fund
Short-Term Bond Fund

	Your Sales	Your Sales
	Charge as a	Charge as a
	Percentage	Percentage of
	of Offering	Your Net
If Your Investment is:	Price*	Investment

Less than $50,000	2.50%	2.56%

$50,000 but less than $100,000	2.25%	2.30%

$100,000 but less than $250,000	2.00%	2.04%

$250,000 but less than $500,000	1.75%	1.78%

$500,000 but less than $1,000,000	1.50%	1.52%

$1,000,000 and over	None	None

*	The Distributor may pay a percentage of the offering price as a commission to broker-dealers. Merrill Lynch receives an additional 0.25% of the front-end sales charge of A Shares of certain Funds. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 1.00%.

Investments of $1,000,000 or more. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge is calculated based on the lesser of (1) the NAV of the shares at the time of purchase or (2) NAV of the shares next calculated after the Fund receives your redemption request. The deferred sales charge does not apply to shares you purchase through reinvestment of dividends or capital gains distributions.

Waiver of Front-End Sales Charge — A Shares

The front-end sales charge will be waived on A Shares purchased:

•	through reinvestment of dividends and distributions;

•	through an account managed by an affiliate of the Adviser;

•	by persons repurchasing shares they redeemed within the last 180 days (see “Repurchase of A Shares”);

•	by employees, and members of their immediate family (spouse/domestic partner, mother, father, mother-in-law, father-in-law, and children (including step-children) under the age of 21 years), of the Adviser and its affiliates;

•	by current RidgeWorth Funds shareholders reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (IRAs);

•	by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

•	through dealers, retirement plans, asset allocation and wrap programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge; or

•	by Trustees of the RidgeWorth Funds.

Repurchase of A Shares

You may repurchase any amount of A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the section on Taxes in the SAI for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

Reduced Sales Charges — A Shares

Rights of Accumulation. You may take into account your accumulated holdings in all share classes of RidgeWorth Funds (excluding RidgeWorth Funds Money Market Funds) to determine the initial sales charge you pay on each purchase of A Shares. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A Shares you are currently purchasing. The Funds may amend or terminate this right at any time. Please see the SAI for details.

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PURCHASING, SELLING AND EXCHANGING FUND SHARES

Letter of Intent. A Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Funds will hold a certain portion of your investment in escrow until you fulfill your commitment. Please see the SAI for details.

Combined Purchase/Quantity Discount Privilege. When calculating the appropriate sales charge rate, the Funds will combine same day purchases of shares of any class made by you, your spouse/domestic partner and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

You can also obtain this information about sales charges, rights of accumulation and Letters of Intent on the Funds’ website at www.ridgeworth.com.

Contingent Deferred Sales Charges (“CDSC”) — C Shares

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But, if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% of either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. So, you never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to shares you purchase through reinvestment of dividends or distributions or to exchanges of C Shares of one Fund for C Shares of another Fund.

Waiver of CDSC

The CDSC will be waived if you sell your C Shares for the following reasons:

•	Death or Post-purchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)

–	You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

–	You die or become disabled after the account is opened;

–	Redemption must be made within 1 year of such death/disability;

–	The Funds must be notified in writing of such death/disability at time of redemption request;

–	The Funds must be provided with satisfactory evidence of death (death certificate) or disability (doctor’s certificate specifically referencing disability as defined in 72(m)(7) referenced above).

•	Shares purchased through dividend and capital gains reinvestment.

•	Participation in the Systematic Withdrawal Plan described below:

–	Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount;

–	If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;

–	To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

•	Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account (IRA). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

•	Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

•	Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment

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PURCHASING, SELLING AND EXCHANGING FUND SHARES

representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

The C Shares CDSC will be waived for certain retirement plan providers that have entered into administrative agreements with the Funds. Please see the SAI for more information on this program.

Offering Price of Fund Shares — A Shares, C Shares, R Shares and I Shares

The offering price of A Shares is the NAV next calculated after the transfer agent receives your request, in proper form, plus any front-end sales charge. The offering price of C Shares, R Shares and I Shares is simply the next calculated NAV.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Funds’ website at www.ridgeworth.com.

How to Sell Your Fund Shares

Selling A Shares and C Shares

If you own your A Shares or C Shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Funds.

Shareholders who purchased shares directly from the Funds may sell their Fund Shares by:

•	Mail

•	Telephone (1-888-784-3863)

•	Wire

•	Fax (1-800-451-8377)

•	ACH

Selling R Shares

Please consult your intermediary to find out about how to sell your R Shares of the Funds.

Selling I Shares

You may sell your I Shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request in proper form.

A Medallion Signature Guarantee♦ — A Shares, C Shares, R Shares and I Shares

A Medallion Signature Guarantee by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

•	made payable to someone other than the registered shareholder;

•	sent to an address or bank account other than the address or bank account of record; or

•	sent to an address or bank account of record that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.

♦	Medallion Signature Guarantee: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.

Sale Price of Fund Shares — A Shares, C Shares, R Shares and I Shares

The sale price of each share will be the next NAV determined after the Funds receive your request, in proper form, less, in the case of C Shares, any applicable CDSC.

Systematic Withdrawal Plan — A Shares and C Shares

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or

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PURCHASING, SELLING AND EXCHANGING FUND SHARES

annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, may be electronically transferred to your account. Please check with your bank. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under “Waiver of the CDSC.”

Receiving Your Money — A Shares, C Shares, R Shares and I Shares

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payments would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption). Your proceeds from the sale of A Shares, or C Shares can be wired to your bank account (subject to a fee) or sent to you by check. If you recently purchased your A Shares or C Shares by check or through ACH, redemption proceeds may not be available until your funds have cleared (which may take up to 15 calendar days from your date of purchase).

Redemptions In Kind — A Shares, C Shares, R Shares and I Shares

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares — A Shares and C Shares

If your account balance drops below the required minimum as a result of redemptions you may be required to sell your shares. The account balance minimums are:

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)

But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares — A Shares, C Shares, R Shares and I Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the SAI.

How to Exchange Your Shares — A Shares and C Shares

You may exchange your A Shares or C Shares on any Business Day by contacting the Funds or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under “Market Timing Policies and Procedures” below.

If you recently purchased shares by check, or through ACH, you may not be able to exchange your shares until your funds have cleared (which may take up to 15 calendar days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days notice.

Exchanges

When you exchange shares, you are really selling your shares of one Fund and buying shares of another RidgeWorth Fund. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange requests, in proper form.

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MARKET TIMING POLICIES AND PROCEDURES

A Shares

You may exchange A Shares of any Fund for A Shares of any other RidgeWorth Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a RidgeWorth Fund with a sales charge or with a higher sales charge, the exchange is subject to a sales charge equal to the difference between the lower and higher applicable sales charges. If you exchange shares into a RidgeWorth Fund with the same, lower or no sales charge there is no sales charge for the exchange.

The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the RidgeWorth Fund into which you are making the exchange.

C Shares

You may exchange C Shares of any Fund for C Shares of any other RidgeWorth Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

Telephone Transactions — A Shares, C Shares, R Shares and I Shares

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

•	redemption checks must be made payable to the registered shareholder; and

•	redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

Market Timing Policies and Procedures

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board. The Funds seek to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:

•	Shareholders are restricted from making more than one (1) “round trip” into and out of a Fund within 14 days or more than two (2) “round trips” within any continuous 90 day period. If A Shareholder exceeds either “round trip” restriction, he or she may be deemed a “Market Timer,” and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by A Shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, the Adviser, the Subadviser or A Shareholder servicing agent may be notified in writing of their designation as a Market Timer.

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DISTRIBUTION OF FUND SHARES

•	The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. Purchase and redemption transactions submitted to the Funds by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Funds rely in large part on the intermediaries who maintain omnibus arrangements (which may represent a majority of Fund shares) to aid in the Funds’ efforts to detect and deter short-term trading. The Funds monitor trading activity at the omnibus account level and look for activity that indicates potential short-term trading. If they detect suspicious trading activity, the Funds contact the intermediaries to determine whether the short-term trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all beneficial owners to make this determination. If a Fund believes that A Shareholder has violated the short-term trading policy, it will take further steps to prevent any future short-term trading by such shareholder in accordance with the policy. The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track short-term trading effected through these intermediaries. A Fund has the right to terminate an intermediary’s ability to invest in a Fund if excessive trading activity persists and a Fund or its Adviser or Subadviser reasonably believes that such termination would be in the best interests of long-term shareholders. In addition to the Funds’ market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.

Distribution of Fund Shares

From their own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by a Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or Shareholder services.

The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Please refer to the SAI for more information regarding these arrangements.

Distribution of Fund Shares — A Shares, C Shares and R Shares

The A Shares, C Shares and R Shares of each Fund have each adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While C Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 1% of the amount invested to broker-dealers and other financial intermediaries who sell C Shares. Merrill Lynch may receive an additional 0.25% payment at the time of sale related to C Shares of certain Funds. Through the distribution plan, the

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SHAREHOLDER SERVICING PLANS

distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor. For A Shares, each Fund’s distribution plan authorizes payment of up to the amount shown under “Maximum Fee” in the table that follows. Currently, however, the Board has only approved payment of up to the amount shown under “Current Approved Fee” in the table that follows. Fees are shown as a percentage of average daily net assets of the Fund’s A Shares.

		Current
	Maximum	Approved
	Fee	Fee
Investment Grade Funds
Corporate Bond Fund	0.35%	0.30%
Intermediate Bond Fund	0.25%	0.25%
Investment Grade Bond Fund	0.35%	0.30%
Limited-Term Federal Mortgage Securities Fund	0.23%	0.20%
Total Return Bond Fund	0.25%	0.25%
U.S. Government Securities Fund	0.35%	0.30%
High Yield/Global Funds
High Income Fund	0.30%	0.30%
Seix Floating Rate High Income Fund	0.30%	0.30%
Seix Global Strategy Fund	0.35%	0.30%
Seix High Yield Fund	0.25%	0.25%
Municipal Bond Funds
Georgia Tax-Exempt Bond Fund	0.18%	0.15%
High Grade Municipal Bond Fund	0.18%	0.15%
Investment Grade Tax-Exempt Bond Fund	0.35%	0.30%
Maryland Municipal Bond Fund	0.15%	0.15%
North Carolina Tax-Exempt Bond Fund	0.15%	0.15%
Virginia Intermediate Municipal Bond Fund	0.15%	0.15%
Short Duration Funds
Short-Term Bond Fund	0.23%	0.20%
Short-Term U.S. Treasury Securities Fund	0.18%	0.18%

For C Shares, the maximum distribution fee is 1.00% of the average daily net assets of each Fund.

The R Shares maximum distribution and service fee is 0.50% of the average daily net assets of a Fund’s R Shares.

The Funds may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.

From their own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by a Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or Shareholder services.

The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Please refer to the SAI for more information regarding these arrangements.

Shareholder Servicing Plans

With respect to the A Shares and I Shares of certain of the Funds, the A Shares and I Shares Shareholder Servicing Plan permits the A Shares and I Shares of that Fund to pay financial service firms for Shareholder support services they provide, at a rate of up to 0.15% of the average daily net assets of each of the A Shares and I Shares of that Fund. The R Shares Shareholder Servicing Plan permits R Shares for certain of the Funds to pay specified benefit plans or other financial service firms for Shareholder support services they provide, at a rate of up to 0.25% of the average daily net assets of each of the R Shares of that Fund. The shareholder support services may include, among others, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on

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DIVIDENDS AND DISTRIBUTIONS AND TAXES

shareholder investments, and establishing and maintaining shareholder accounts and records.

Dividends and Distributions

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

401(k) Plan participants will receive dividends and distributions in the form of additional Fund shares if the participant owns shares of the Funds on the date the dividend or distribution is allocated by the Plan. Therefore, a participant will not receive a dividend or distribution if the participant does not own shares of the Funds on the date the dividend or distribution is allocated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state, and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. More information on taxes is in the SAI.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through a 401(k) Plan or any other employer-sponsored retirement or savings plan that qualifies for tax-advantaged treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Redemptions of Fund shares resulting in withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty tax in the case of premature withdrawals. If you have questions about the tax consequences of 401(k) Plan withdrawals, you should consult your tax advisor or plan administrator.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. A high portfolio turnover rate and a Fund’s or an Underlying Fund’s use of certain derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of Fund shares for Shares of a different RidgeWorth Fund is treated the same as a sale. A transfer from one share class to another in the same RidgeWorth Fund should not be a taxable event.

Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund and Virginia Intermediate Municipal Bond Fund intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable. While shareholders of state specific Funds may receive distributions that are exempt from that particular state’s income tax, such

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DIVIDENDS AND DISTRIBUTIONS AND TAXES

distributions may be taxable in other states where the shareholder files tax returns.

Except for those certain Funds that expect to distribute federally tax-exempt income (described above), the Funds expect to distribute primarily ordinary income dividends currently taxable at a maximum rate of 35%.

The Short-Term U.S. Treasury Securities Fund and the U.S. Government Securities Fund each expect that a substantial portion of Fund distributions will represent interest earned on U.S. obligations, while the Investment Grade Bond Fund, the Short-Term Bond Fund the Ultra-Short Bond Fund and the U.S. Government Ultra-Short Bond Fund expect that some portion of each Fund’s distributions will be so derived. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

More information about taxes is in the SAI.

100

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds’ financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2010 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Funds’ website at www.ridgeworth.com.

														Ratio of
				Net									Ratio of	Net	Ratio of
				Realized									Net	Investment	Expenses to
				and				Distributions		Net			Expenses	Income	Average
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	to	Net Assets
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets,	Average	Average	(Excluding	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	Waivers and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
Corporate Bond Fund
I Shares
Year Ended March 31, 2010	$8.53	$0.46	(a)	$1.09	$1.55	$(0.45)	$—	$—	$(0.45)	$9.63	18.49%	$157,739	0.50%	4.86%	0.50%	75%
Year Ended March 31, 2009	9.60	0.49	(a)	(0.86)	(0.37)	(0.70)	—	—	(0.70)	8.53	(4.10)	39,881	0.73	5.29	0.74	357
Year Ended March 31, 2008	9.88	0.60	(a)	(0.27)	0.33	(0.61)	—	—	(0.61)	9.60	3.43	62,581	0.69	6.16	0.71	439
Year Ended March 31, 2007	9.64	0.50	(a)	0.31	0.81	(0.40)	(0.17)	—	(0.57)	9.88	8.66	86,812	0.71	5.20	0.73	397
Year Ended March 31, 2006	10.24	0.43	(a)	(0.41)	0.02	(0.44)	—	(0.18)	(0.62)	9.64	0.19	243,001	0.76	4.35	0.79	317
A Shares
Year Ended March 31, 2010	8.57	0.43	(a)	1.10	1.53	(0.43)	—	—	(0.43)	9.67	18.05	4,524	0.80	4.52	0.80	75
Year Ended March 31, 2009	9.64	0.45	(a)	(0.85)	(0.40)	(0.67)	—	—	(0.67)	8.57	(4.37)	2,181	1.03	4.96	1.03	357
Year Ended March 31, 2008	9.92	0.57	(a)	(0.27)	0.30	(0.58)	—	—	(0.58)	9.64	3.10	1,226	0.99	5.84	1.00	439
Year Ended March 31, 2007	9.68	0.49	(a)	0.30	0.79	(0.39)	(0.16)	—	(0.55)	9.92	8.31	1,144	1.01	5.10	1.03	397
Year Ended March 31, 2006	10.27	0.41	(a)	(0.41)	—	(0.41)	—	(0.18)	(0.59)	9.68	(0.01)	1,740	1.10	4.08	1.16	317
C Shares
Year Ended March 31, 2010	8.53	0.36		1.10	1.46	(0.36)	—	—	(0.36)	9.63	17.32	18,885	1.50	3.89	1.50	75
Year Ended March 31, 2009	9.61	0.40	(a)	(0.87)	(0.47)	(0.61)	—	—	(0.61)	8.53	(5.16)	18,171	1.73	4.32	1.74	357
Year Ended March 31, 2008	9.88	0.50	(a)	(0.26)	0.24	(0.51)	—	—	(0.51)	9.61	2.50	24,777	1.70	5.17	1.71	439
Year Ended March 31, 2007	9.65	0.43	(a)	0.28	0.71	(0.34)	(0.14)	—	(0.48)	9.88	7.48	32,864	1.71	4.43	1.73	397
Year Ended March 31, 2006	10.24	0.35	(a)	(0.41)	(0.06)	(0.35)	—	(0.18)	(0.53)	9.65	(0.57)	46,679	1.63	3.53	1.83	317
Georgia Tax-Exempt Bond Fund
I Shares
Year Ended March 31, 2010	9.81	0.39		0.42	0.81	(0.39)	—	—	(0.39)	10.23	8.32	205,856	0.60	3.80	0.60	45
Year Ended March 31, 2009^	9.95	0.37		(0.14)	0.23	(0.37)	—	—	(0.37)	9.81	2.43	163,761	0.67	3.82	0.68	63
Year Ended March 31, 2008	10.25	0.39		(0.33)	0.06	(0.36)	—	—	(0.36)	9.95	0.60	169,453	0.59	3.83	0.60	30
Year Ended March 31, 2007	10.16	0.37		0.13	0.50	(0.40)	—	(0.01)	(0.41)	10.25	4.95	142,485	0.60	3.71	0.60	61
Year Ended March 31, 2006	10.21	0.36	(a)	(0.04)	0.32	(0.36)	—	(0.01)	(0.37)	10.16	3.19	115,929	0.64	3.53	0.66	43
A Shares
Year Ended March 31, 2010	9.83	0.36		0.42	0.78	(0.37)	—	—	(0.37)	10.24	8.03	10,184	0.75	3.56	0.75	45
Year Ended March 31, 2009^	9.97	0.37		(0.15)	0.22	(0.36)	—	—	(0.36)	9.83	2.27	2,747	0.82	3.66	0.83	63
Year Ended March 31, 2008	10.26	0.38		(0.32)	0.06	(0.35)	—	—	(0.35)	9.97	0.54	4,164	0.74	3.63	0.75	30
Year Ended March 31, 2007	10.18	0.35		0.12	0.47	(0.38)	—	(0.01)	(0.39)	10.26	4.68	3,592	0.75	3.56	0.75	61
Year Ended March 31, 2006	10.22	0.35	(a)	(0.03)	0.32	(0.35)	—	(0.01)	(0.36)	10.18	3.12	3,711	0.79	3.38	0.81	43
High Grade Municipal Bond Fund
I Shares
Year Ended March 31, 2010	10.49	0.42		0.66	1.08	(0.42)	—	—	(0.42)	11.15	10.43	55,203	0.64	3.83	0.66	123
Year Ended March 31, 2009	10.80	0.38		(0.31)	0.07	(0.38)	—	—	(0.38)	10.49	0.72	74,586	0.62	3.57	0.62	209
Year Ended March 31, 2008	10.92	0.37		(0.09)	0.28	(0.37)	—	(0.03)	(0.40)	10.80	2.58	173,975	0.66	3.40	0.66	183
Year Ended March 31, 2007	10.82	0.37		0.12	0.49	(0.37)	—	(0.02)	(0.39)	10.92	4.54	163,707	0.60	3.37	0.61	128
Year Ended March 31, 2006	10.90	0.34		(0.03)	0.31	(0.34)	—	(0.05)	(0.39)	10.82	2.90	165,341	0.63	3.13	0.65	90
A Shares
Year Ended March 31, 2010	10.49	0.40		0.66	1.06	(0.40)	—	—	(0.40)	11.15	10.26	5,605	0.79	3.66	0.81	123
Year Ended March 31, 2009	10.80	0.37		(0.31)	0.06	(0.37)	—	—	(0.37)	10.49	0.56	1,900	0.78	3.47	0.78	209
Year Ended March 31, 2008	10.93	0.35		(0.10)	0.25	(0.35)	—	(0.03)	(0.38)	10.80	2.33	2,442	0.81	3.26	0.81	183
Year Ended March 31, 2007	10.83	0.35		0.12	0.47	(0.35)	—	(0.02)	(0.37)	10.93	4.38	2,844	0.75	3.23	0.76	128
Year Ended March 31, 2006	10.91	0.33		(0.03)	0.30	(0.33)	—	(0.05)	(0.38)	10.83	2.73	5,077	0.80	2.98	0.81	90

See Notes to Financial Highlights.

101

FINANCIAL HIGHLIGHTS

													Ratio of
				Net								Ratio of	Net	Ratio of
				Realized								Net	Investment	Expenses to
				and			Distributions		Net			Expenses	Income	Average
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Net Assets
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	(Excluding	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Waivers and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
High Income Fund
I Shares
Year Ended March 31, 2010	$4.67	$0.55		$2.09	$2.64	$(0.54)	$—	$(0.54)	$6.77	58.65%	$148,252	0.70%	8.97%	0.72%	466%
Year Ended March 31, 2009	6.40	0.54		(1.74)	(1.20)	(0.53)	—	(0.53)	4.67	(19.40)	23,995	0.70	9.67	0.76	368
Year Ended March 31, 2008	7.36	0.57		(0.82)	(0.25)	(0.58)	(0.13)	(0.71)	6.40	(3.68)	30,587	0.70	8.23	0.71	403
Year Ended March 31, 2007	6.97	0.58		0.39	0.97	(0.58)	—	(0.58)	7.36	14.58	42,809	0.70	8.11	0.71	379
Year Ended March 31, 2006	7.38	0.55		(0.03)	0.52	(0.55)	(0.38)	(0.93)	6.97	7.53	36,764	0.72	7.64	0.82	208
A Shares
Year Ended March 31, 2010	4.68	0.53		2.09	2.62	(0.52)	—	(0.52)	6.78	58.07	3,822	0.99	8.67	1.01	466
Year Ended March 31, 2009	6.41	0.52		(1.74)	(1.22)	(0.51)	—	(0.51)	4.68	(19.60)	860	0.99	8.33	1.04	368
Year Ended March 31, 2008	7.37	0.55		(0.82)	(0.27)	(0.56)	(0.13)	(0.69)	6.41	(3.96)	847	1.00	7.95	1.02	403
Year Ended March 31, 2007	6.98	0.56		0.39	0.95	(0.56)	—	(0.56)	7.37	14.22	498	1.00	7.86	1.01	379
Year Ended March 31, 2006	7.39	0.53		(0.03)	0.50	(0.53)	(0.38)	(0.91)	6.98	7.20	403	1.03	7.36	1.13	208
R Shares(4)
Year Ended March 31, 2010	4.67	0.51		2.10	2.61	(0.50)	—	(0.50)	6.78	57.86	16,176	1.35	8.68	1.38	466
Year Ended March 31, 2009	6.40	0.49		(1.74)	(1.25)	(0.48)	—	(0.48)	4.67	(20.20)	12,249	1.70	8.54	1.76	368
Year Ended March 31, 2008	7.36	0.50		(0.82)	(0.32)	(0.51)	(0.13)	(0.64)	6.40	(4.63)	20,546	1.71	7.24	1.72	403
Year Ended March 31, 2007	6.97	0.51		0.39	0.90	(0.51)	—	(0.51)	7.36	13.45	28,862	1.70	7.11	1.71	379
Year Ended March 31, 2006	7.38	0.49		(0.03)	0.46	(0.49)	(0.38)	(0.87)	6.97	6.57	36,062	1.62	6.78	1.83	208
Intermediate Bond Fund
I Shares
Year Ended March 31, 2010	10.27	0.34	(a)	0.27	0.61	(0.30)	(0.05)	(0.35)	10.53	6.08	1,559,191	0.31	3.24	0.31	122
Year Ended March 31, 2009	10.29	0.43		0.24	0.67	(0.46)	(0.23)	(0.69)	10.27	6.83	1,071,496	0.29	4.24	0.29	217
Year Ended March 31, 2008	9.96	0.50		0.33	0.83	(0.49)	(0.01)	(0.50)	10.29	8.57	812,982	0.29	4.80	0.30	254
Year Ended March 31, 2007	9.85	0.46	(a)	0.11	0.57	(0.46)	—	(0.46)	9.96	5.97	94,136	0.31	4.67	0.31	225
Year Ended March 31, 2006	10.08	0.38		(0.21)	0.17	(0.39)	(0.01)	(0.40)	9.85	1.76	78,187	0.31	3.88	0.31	154
A Shares
Year Ended March 31, 2010	10.27	0.31	(a)	0.28	0.59	(0.28)	(0.05)	(0.33)	10.53	5.83	11,916	0.55	2.96	0.55	122
Year Ended March 31, 2009	10.29	0.41		0.23	0.64	(0.43)	(0.23)	(0.66)	10.27	6.54	2,624	0.54	3.89	0.54	217
Year Ended March 31, 2008	9.95	0.47		0.34	0.81	(0.46)	(0.01)	(0.47)	10.29	8.39	736	0.55	4.60	0.55	254
Year Ended March 31, 2007	9.85	0.44	(a)	0.10	0.54	(0.44)	—	(0.44)	9.95	5.62	105	0.58	4.72	0.58	225
Year Ended March 31, 2006	10.08	0.39		(0.25)	0.14	(0.36)	(0.01)	(0.37)	9.85	1.39	4	0.56	3.83	0.57	154
R Shares(5)
Year Ended March 31, 2010	10.27	0.27	(a)	0.28	0.55	(0.24)	(0.05)	(0.29)	10.53	5.47	1,068	0.91	2.56	0.91	122
Year Ended March 31, 2009	10.29	0.36		0.22	0.58	(0.37)	(0.23)	(0.60)	10.27	5.84	543	1.02	3.33	1.02	217
Period from January 18, 2008 through March 31, 2008*	10.32	0.07		(0.03)	0.04	(0.07)	—	(0.07)	10.29	0.40	9	1.28	3.62	1.28	254
Period from April 1, 2007 through October 15, 2007*	9.95	0.21		0.01	0.22	(0.21)	—	(0.21)	9.96	2.21	1	1.43	3.86	1.43	254
Year Ended March 31, 2007	9.85	0.36	(a)	0.12	0.48	(0.38)	—	(0.38)	9.95	4.92	1	1.31	3.61	1.31	225
Year Ended March 31, 2006	10.08	0.28		(0.21)	0.07	(0.29)	(0.01)	(0.30)	9.85	0.74	68	1.24	2.86	1.25	154

See Notes to Financial Highlights.

102

FINANCIAL HIGHLIGHTS

												Ratio of
			Net								Ratio of	Net	Ratio of
			Realized								Net	Investment	Expenses to
			and			Distributions		Net			Expenses	Income	Average
	Net Asset	Net	Unrealized		Dividends	from	Total	Asset			to	to	Net Assets
	Value,	Investment	Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	(Excluding	Portfolio
	Beginning	Income	(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Waivers and	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
Investment Grade Bond Fund
I Shares
Year Ended March 31, 2010	$10.93	$0.43	$0.46	$0.89	$(0.39)	$(0.01)	$(0.40)	$11.42	8.26%	$372,232	0.57%	3.89%	0.57%	99%
Year Ended March 31, 2009	10.74	0.46	0.24	0.70	(0.51)	—	(0.51)	10.93	6.78	389,205	0.56	4.38	0.56	208
Year Ended March 31, 2008	10.49	0.50	0.26	0.76	(0.51)	—	(0.51)	10.74	7.47	385,110	0.56	4.82	0.56	227
Year Ended March 31, 2007	10.40	0.49	0.10	0.59	(0.50)	—	(0.50)	10.49	5.79	394,196	0.55	4.70	0.55	240
Year Ended March 31, 2006	10.51	0.42	(0.11)	0.31	(0.42)	—	(0.42)	10.40	2.94	480,024	0.65	3.91	0.65	171
A Shares
Year Ended March 31, 2010	10.93	0.41	0.45	0.86	(0.36)	(0.01)	(0.37)	11.42	7.91	26,790	0.89	3.59	0.89	99
Year Ended March 31, 2009	10.74	0.43	0.24	0.67	(0.48)	—	(0.48)	10.93	6.46	25,996	0.86	4.10	0.86	208
Year Ended March 31, 2008	10.49	0.47	0.26	0.73	(0.48)	—	(0.48)	10.74	7.15	14,495	0.86	4.54	0.86	227
Year Ended March 31, 2007	10.40	0.46	0.10	0.56	(0.47)	—	(0.47)	10.49	5.48	16,526	0.85	4.40	0.85	240
Year Ended March 31, 2006	10.50	0.38	(0.10)	0.28	(0.38)	—	(0.38)	10.40	2.69	20,210	1.00	3.57	1.00	171
R Shares(4)
Year Ended March 31, 2010	10.93	0.37	0.45	0.82	(0.32)	(0.01)	(0.33)	11.42	7.54	9,616	1.23	3.23	1.23	99
Year Ended March 31, 2009	10.75	0.37	0.22	0.59	(0.41)	—	(0.41)	10.93	5.62	11,268	1.55	3.37	1.55	208
Year Ended March 31, 2008	10.50	0.40	0.26	0.66	(0.41)	—	(0.41)	10.75	6.40	7,709	1.56	3.83	1.56	227
Year Ended March 31, 2007	10.40	0.38	0.11	0.49	(0.39)	—	(0.39)	10.50	4.84	9,024	1.55	3.69	1.55	240
Year Ended March 31, 2006	10.51	0.31	(0.11)	0.20	(0.31)	—	(0.31)	10.40	1.94	13,580	1.63	2.93	1.66	171
Investment Grade Tax-Exempt Bond Fund
I Shares
Year Ended March 31, 2010	11.60	0.37	0.56	0.93	(0.37)	(0.17)	(0.54)	11.99	8.15	1,037,972	0.55	3.08	0.56	169
Year Ended March 31, 2009	11.59	0.38	0.08	0.46	(0.38)	(0.07)	(0.45)	11.60	4.12	817,297	0.54	3.30	0.55	221
Year Ended March 31, 2008	11.47	0.38	0.15	0.53	(0.38)	(0.03)	(0.41)	11.59	4.73	546,323	0.57	3.32	0.57	189
Year Ended March 31, 2007	11.38	0.38	0.12	0.50	(0.37)	(0.04)	(0.41)	11.47	4.51	410,473	0.55	3.28	0.55	214
Year Ended March 31, 2006	11.45	0.33	0.01	0.34	(0.33)	(0.08)	(0.41)	11.38	2.92	300,986	0.64	2.84	0.64	237
A Shares
Year Ended March 31, 2010	11.61	0.34	0.56	0.90	(0.34)	(0.17)	(0.51)	12.00	7.82	24,344	0.84	2.74	0.85	169
Year Ended March 31, 2009	11.60	0.34	0.08	0.42	(0.34)	(0.07)	(0.41)	11.61	3.81	13,819	0.84	2.97	0.84	221
Year Ended March 31, 2008	11.48	0.35	0.15	0.50	(0.35)	(0.03)	(0.38)	11.60	4.41	10,869	0.87	3.02	0.87	189
Year Ended March 31, 2007	11.39	0.34	0.13	0.47	(0.34)	(0.04)	(0.38)	11.48	4.20	11,723	0.85	2.97	0.85	214
Year Ended March 31, 2006	11.46	0.29	0.01	0.30	(0.29)	(0.08)	(0.37)	11.39	2.57	16,182	0.99	2.49	0.99	237
Limited Duration Fund
I Shares
Year Ended March 31, 2010	9.52	0.08	0.18	0.26	(0.07)	—	(0.07)	9.71	2.69	22,482	0.23	0.82	0.23	124
Year Ended March 31, 2009	9.87	0.23	(0.37)	(0.14)	(0.21)	—	(0.21)	9.52	(1.38)	30,826	0.19	2.43	0.19	44
Year Ended March 31, 2008	9.98	0.50	(0.12)	0.38	(0.49)	—	(0.49)	9.87	3.90	43,509	0.17	5.01	0.17	132
Year Ended March 31, 2007	9.99	0.51	(0.02)	0.49	(0.50)	—	(0.50)	9.98	5.04	40,291	0.14	5.03	0.14	185
Year Ended March 31, 2006	9.98	0.35	0.02	0.37	(0.36)	—	(0.36)	9.99	3.73	58,887	0.15	3.39	0.15	94

See Notes to Financial Highlights.

103

FINANCIAL HIGHLIGHTS

													Ratio of
				Net								Ratio of	Net	Ratio of
				Realized								Net	Investment	Expenses to
				and			Distributions		Net			Expenses	Income	Average
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Net Assets
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	(Excluding	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Waivers and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
Limited-Term Federal Mortgage Securities Fund
I Shares
Year Ended March 31, 2010	$10.19	$0.31		$0.23	$0.54	$(0.35)	$—	$(0.35)	$10.38	5.41%	$20,998	0.62%	3.25%	0.66%	435%
Year Ended March 31, 2009	9.93	0.43		0.29	0.72	(0.46)	—	(0.46)	10.19	7.48	39,135	0.60	4.34	0.60	337
Year Ended March 31, 2008	9.94	0.46	(a)	0.03	0.49	(0.50)	—	(0.50)	9.93	5.08	85,638	0.58	4.63	0.58	154
Year Ended March 31, 2007	9.88	0.43	(a)	0.09	0.52	(0.46)	—	(0.46)	9.94	5.33	422,749	0.55	4.32	0.55	90
Year Ended March 31, 2006	10.09	0.35		(0.15)	0.20	(0.41)	—	(0.41)	9.88	2.04	369,991	0.61	3.41	0.63	81
A Shares
Year Ended March 31, 2010	10.17	0.30		0.22	0.52	(0.33)	—	(0.33)	10.36	5.21	2,598	0.82	2.91	0.88	435
Year Ended March 31, 2009	9.91	0.41		0.29	0.70	(0.44)	—	(0.44)	10.17	7.29	2,143	0.81	4.14	0.81	337
Year Ended March 31, 2008	9.92	0.44	(a)	0.03	0.47	(0.48)	—	(0.48)	9.91	4.88	2,670	0.78	4.46	0.78	154
Year Ended March 31, 2007	9.87	0.41	(a)	0.08	0.49	(0.44)	—	(0.44)	9.92	5.03	3,540	0.75	4.12	0.75	90
Year Ended March 31, 2006	10.07	0.30		(0.11)	0.19	(0.39)	—	(0.39)	9.87	1.93	4,398	0.83	3.21	0.85	81
C Shares
Year Ended March 31, 2010	10.19	0.22		0.22	0.44	(0.25)	—	(0.25)	10.38	4.36	8,265	1.62	2.15	1.67	435
Year Ended March 31, 2009	9.93	0.33		0.29	0.62	(0.36)	—	(0.36)	10.19	6.42	8,556	1.60	3.33	1.60	337
Year Ended March 31, 2008	9.94	0.36	(a)	0.03	0.39	(0.40)	—	(0.40)	9.93	4.04	10,798	1.58	3.65	1.59	154
Year Ended March 31, 2007	9.89	0.33	(a)	0.08	0.41	(0.36)	—	(0.36)	9.94	4.18	14,530	1.55	3.30	1.55	90
Year Ended March 31, 2006	10.10	0.23		(0.12)	0.11	(0.32)	—	(0.32)	9.89	1.14	20,112	1.50	2.54	1.65	81
Maryland Municipal Bond Fund(6)
I Shares
Year Ended March 31, 2010	10.04	0.37		0.44	0.81	(0.37)	—	(0.37)	10.48	8.18	24,332	0.65	3.58	0.65	35
Year Ended March 31, 2009	10.04	0.37		—	0.37	(0.37)	—	(0.37)	10.04	3.79	26,064	0.63	3.71	0.63	26
Year Ended March 31, 2008	10.21	0.37		(0.16)	0.21	(0.37)	(0.01)	(0.38)	10.04	2.07	38,138	0.62	3.66	0.62	23
Year Ended March 31, 2007	10.14	0.38	(a)	0.11	0.49	(0.38)	(0.04)	(0.42)	10.21	4.93	29,513	0.63	3.75	0.63	57
Year Ended March 31, 2006	10.27	0.38		(0.04)	0.34	(0.38)	(0.09)	(0.47)	10.14	3.34	32,699	0.66	3.68	0.68	55
A Shares
Period Ended March 31, 2010#	10.29	0.24		0.19	0.43	(0.24)	—	(0.24)	10.48	4.18	5,200	0.81	3.38	0.81	35
Period Ended March 31, 2009##	10.05	0.27		(0.25)	0.02	(0.27)	—	(0.27)	9.80	0.22	—	0.78	3.58	0.78	26
Year Ended March 31, 2008	10.22	0.36		(0.16)	0.20	(0.36)	(0.01)	(0.37)	10.05	1.91	45	0.79	3.65	0.79	23
Year Ended March 31, 2007	10.15	0.38	(a)	0.10	0.48	(0.37)	(0.04)	(0.41)	10.22	4.77	45	0.78	3.69	0.78	57
Period Ended March 31, 2006	10.32	0.30		(0.07)	0.23	(0.31)	(0.09)	(0.40)	10.15	2.25	502	0.77	3.54	0.78	55

See Notes to Financial Highlights.

104

FINANCIAL HIGHLIGHTS

												Ratio of
			Net								Ratio of	Net	Ratio of
			Realized								Net	Investment	Expenses to
			and			Distributions		Net			Expenses	Income	Average
	Net Asset	Net	Unrealized		Dividends	from	Total	Asset			to	to	Net Assets
	Value,	Investment	Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	(Excluding	Portfolio
	Beginning	Income	(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Waivers and	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
North Carolina Tax-Exempt Bond Fund
I Shares
Year Ended March 31, 2010	$9.63	$0.37	$0.44	$0.81	$(0.37)	$—	$(0.37)	$10.07	8.53%	$51,866	0.62%	3.72%	0.62%	65%
Year Ended March 31, 2009	9.71	0.35	(0.08)	0.27	(0.35)	—	(0.35)	9.63	2.88	43,660	0.61	3.66	0.61	74
Year Ended March 31, 2008	10.05	0.37	(0.34)	0.03	(0.37)	—	(0.37)	9.71	0.26	43,046	0.61	3.69	0.61	76
Year Ended March 31, 2007	9.90	0.35 (a)	0.15	0.50	(0.35)	—	(0.35)	10.05	5.17	44,130	0.59	3.54	0.59	84
Year Ended March 31, 2006	9.87	0.31	0.03	0.34	(0.31)	—	(0.31)	9.90	3.51	41,276	0.68	3.14	0.70	85
A Shares
Year Ended March 31, 2010	9.61	0.36	0.43	0.79	(0.36)	—	(0.36)	10.04	8.28	762	0.77	3.57	0.77	65
Year Ended March 31, 2009	9.68	0.33	(0.06)	0.27	(0.34)	—	(0.34)	9.61	2.84	559	0.76	3.53	0.76	74
Year Ended March 31, 2008	10.03	0.34	(0.34)	—	(0.35)	—	(0.35)	9.68	0.01	760	0.77	3.57	0.77	76
Year Ended March 31, 2007	9.88	0.34 (a)	0.15	0.49	(0.34)	—	(0.34)	10.03	5.02	896	0.75	3.46	0.75	84
Year Ended March 31, 2006	9.87	0.37	0.01	0.38	(0.37)	—	(0.37)	9.88	3.85	110	0.66	2.47	0.67	85
Seix Floating Rate High Income Fund(6)
I Shares
Year Ended March 31, 2010	7.37	0.53	1.40	1.93	(0.50)	—	(0.50)	8.80	26.68	1,173,308	0.50	7.08	0.50	117
Year Ended March 31, 2009	8.90	0.52	(1.53)	(1.01)	(0.52)	—	(0.52)	7.37	(11.67)	557,347	0.49	6.31	0.49	226
Year Ended March 31, 2008	9.98	0.70	(1.06)	(0.36)	(0.70)	(0.02)	(0.72)	8.90	(3.85)	553,208	0.51	7.34	0.51	134
Year Ended March 31, 2007	9.96	0.69	0.03	0.72	(0.70)	—	(0.70)	9.98	7.47	582,861	0.51	7.03	0.51	148
Period Ended March 31, 2006	10.00	0.04	(0.04)	—	(0.04)	—	(0.04)	9.96	0.02	106,405	0.56	5.24	0.80	9
A Shares
Year Ended March 31, 2010	7.38	0.50	1.39	1.89	(0.47)	—	(0.47)	8.80	26.11	22,298	0.81	6.81	0.81	117
Year Ended March 31, 2009	8.90	0.50	(1.52)	(1.02)	(0.50)	—	(0.50)	7.38	(11.82)	5,513	0.79	6.08	0.79	226
Year Ended March 31, 2008	9.99	0.67	(1.07)	(0.40)	(0.67)	(0.02)	(0.69)	8.90	(4.25)	6,591	0.82	7.01	0.82	134
Period Ended March 31, 2007	9.94	0.60	0.06	0.66	(0.61)	—	(0.61)	9.99	6.87	10,310	0.79	6.83	0.79	148
C Shares
Year Ended March 31, 2010	7.37	0.45	1.41	1.86	(0.42)	—	(0.42)	8.81	25.59	7,402	1.49	6.35	1.49	117
Year Ended March 31, 2009	8.90	0.44	(1.53)	(1.09)	(0.44)	—	(0.44)	7.37	(12.55)	543	1.49	5.27	1.49	226
Period Ended March 31, 2008	9.52	0.40	(0.61)	(0.21)	(0.39)	(0.02)	(0.41)	8.90	(2.31)	216	1.49	6.43	1.49	134
Seix Global Strategy Fund(6)
I Shares
Year Ended March 31, 2010	10.44	(0.07)	0.20	0.13	—	(0.29)	(0.29)	10.28	1.38	9,589	0.83	(0.70)	1.01	—
Period Ended March 31, 2009	10.00	0.05	0.52	0.57	(0.07)	(0.06)	(0.13)	10.44	5.68	10,427	0.69	0.82	1.44	741

See Notes to Financial Highlights.

105

FINANCIAL HIGHLIGHTS

													Ratio of
			Net									Ratio of	Net	Ratio of
			Realized									Net	Investment	Expenses to
			and			Distributions		Net				Expenses	Income	Average
	Net Asset	Net	Unrealized		Dividends	from	Total	Asset				to	to	Net Assets
	Value,	Investment	Gains		from Net	Realized	Dividends	Value,			Net Assets,	Average	Average	(Excluding	Portfolio
	Beginning	Income	(Losses) on	Total From	Investment	Capital	and	End of	Total		End of	Net	Net	Waivers and	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Period	Return(1)		Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
Seix High Yield Fund
I Shares
Year Ended March 31, 2010	$7.75	$0.77	$1.70	$2.47	$(0.76)	$—	$(0.76)	$9.46	32.91%		$1,723,678	0.48%	8.54%	0.49%	116%
Year Ended March 31, 2009	9.77	0.78	(2.03)	(1.25)	(0.77)	—	(0.77)	7.75	(13.15)		786,029	0.50	8.99	0.51	114
Year Ended March 31, 2008	10.84	0.80	(1.06)	(0.26)	(0.81)	—	(0.81)	9.77	(2.50)		663,081	0.49	7.70	0.50	117
Year Ended March 31, 2007	10.69	0.74	0.15	0.89	(0.74)	—	(0.74)	10.84	8.68		1,116,851	0.48	6.92	0.48	130
Year Ended March 31, 2006	10.94	0.68	(0.10)	0.58	(0.68)	(0.15)	(0.83)	10.69	5.37		1,217,679	0.49	6.20	0.50	95
A Shares
Year Ended March 31, 2010	7.58	0.74	1.67	2.41	(0.74)	—	(0.74)	9.25	32.81		28,378	0.75	8.51	0.75	116
Year Ended March 31, 2009	9.55	0.75	(1.97)	(1.22)	(0.75)	—	(0.75)	7.58	(13.14)		18,530	0.76	8.84	0.77	114
Year Ended March 31, 2008	10.60	0.77	(1.04)	(0.27)	(0.78)	—	(0.78)	9.55	(2.65)		21,640	0.75	7.68	0.75	117
Year Ended March 31, 2007	10.45	0.72	0.15	0.87	(0.72)	—	(0.72)	10.60	8.61		29,517	0.74	6.82	0.74	130
Year Ended March 31, 2006	10.70	0.65	(0.10)	0.55	(0.65)	(0.15)	(0.80)	10.45	5.22		36,291	0.73	5.94	0.73	95
R Shares(4)
Year Ended March 31, 2010	7.75	0.71	1.69	2.40	(0.70)	—	(0.70)	9.45	31.92		6,347	1.14	7.92	1.14	116
Year Ended March 31, 2009	9.77	0.70	(2.03)	(1.33)	(0.69)	—	(0.69)	7.75	(14.01)		5,060	1.50	7.90	1.50	114
Year Ended March 31, 2008	10.83	0.70	(1.05)	(0.35)	(0.71)	—	(0.71)	9.77	(3.40)		4,012	1.50	6.75	1.50	117
Year Ended March 31, 2007	10.68	0.63	0.15	0.78	(0.63)	—	(0.63)	10.83	7.62		4,970	1.48	5.92	1.48	130
Year Ended March 31, 2006	10.93	0.58	(0.10)	0.48	(0.58)	(0.15)	(0.73)	10.68	4.45		5,814	1.39	5.25	1.48	95
Short-Term Bond Fund
I Shares
Year Ended March 31, 2010	9.40	0.30	0.53	0.83	(0.29)	—	(0.29)	9.94	8.91	(b)	489,413	0.46	3.00	0.46	122
Year Ended March 31, 2009	9.87	0.40	(0.47)	(0.07)	(0.40)	—	(0.40)	9.40	(0.70	)(b)	326,801	0.46	4.20	0.46	122
Year Ended March 31, 2008	9.78	0.45	0.09	0.54	(0.45)	—	(0.45)	9.87	5.63		390,659	0.45	4.58	0.46	152
Year Ended March 31, 2007	9.71	0.43 (a)	0.07	0.50	(0.43)	—	(0.43)	9.78	5.23		426,757	0.46	4.38	0.46	104
Year Ended March 31, 2006	9.73	0.32	(0.01)	0.31	(0.33)	—	(0.33)	9.71	3.24		281,282	0.55	3.32	0.57	94
A Shares
Year Ended March 31, 2010	9.42	0.28	0.53	0.81	(0.27)	—	(0.27)	9.96	8.65	(b)	3,389	0.68	2.78	0.68	122
Year Ended March 31, 2009	9.89	0.38	(0.47)	(0.09)	(0.38)	—	(0.38)	9.42	(0.90	)(b)	2,715	0.66	4.00	0.66	122
Year Ended March 31, 2008	9.81	0.43	0.08	0.51	(0.43)	—	(0.43)	9.89	5.30		3,767	0.65	4.38	0.66	152
Year Ended March 31, 2007	9.73	0.41 (a)	0.08	0.49	(0.41)	—	(0.41)	9.81	5.11		3,742	0.66	4.15	0.66	104
Year Ended March 31, 2006	9.75	0.30	(0.01)	0.29	(0.31)	—	(0.31)	9.73	3.01		5,062	0.77	3.09	0.79	94
C Shares
Year Ended March 31, 2010	9.42	0.20	0.53	0.73	(0.19)	—	(0.19)	9.96	7.81	(b)	2,754	1.46	2.03	1.46	122
Year Ended March 31, 2009	9.89	0.30	(0.47)	(0.17)	(0.30)	—	(0.30)	9.42	(1.69	)(b)	2,948	1.45	3.20	1.46	122
Year Ended March 31, 2008	9.81	0.35	0.08	0.43	(0.35)	—	(0.35)	9.89	4.46		3,477	1.46	3.58	1.46	152
Year Ended March 31, 2007	9.73	0.33 (a)	0.08	0.41	(0.33)	—	(0.33)	9.81	4.29		4,501	1.46	3.33	1.46	104
Year Ended March 31, 2006	9.75	0.24	(0.01)	0.23	(0.25)	—	(0.25)	9.73	2.34		9,559	1.42	2.44	1.59	94

See Notes to Financial Highlights.

106

FINANCIAL HIGHLIGHTS

												Ratio of
			Net								Ratio of	Net	Ratio of
			Realized								Net	Investment	Expenses to
			and			Distributions		Net			Expenses	Income	Average
	Net Asset	Net	Unrealized		Dividends	from	Total	Asset			to	to	Net Assets
	Value,	Investment	Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	(Excluding	Portfolio
	Beginning	Income	(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Waivers and	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
Short-Term U.S. Treasury Securities Fund
I Shares
Year Ended March 31, 2010	$10.33	$0.14	$(0.03)	$0.11	$(0.14)	$(0.03)	$(0.17)	$10.27	1.03%	$33,504	0.49%	1.29%	0.54%	147%
Year Ended March 31, 2009	10.26	0.28	0.07	0.35	(0.28)	—	(0.28)	10.33	3.50	61,692	0.48	2.74	0.48	144
Year Ended March 31, 2008	9.86	0.42	0.40	0.82	(0.42)	—	(0.42)	10.26	8.56	62,416	0.48	4.24	0.49	66
Year Ended March 31, 2007	9.80	0.39	0.06	0.45	(0.39)	—	(0.39)	9.86	4.64	55,459	0.48	3.93	0.48	87
Year Ended March 31, 2006	9.91	0.28	(0.11)	0.17	(0.28)	—	(0.28)	9.80	1.70	54,991	0.58	2.79	0.63	151
A Shares
Year Ended March 31, 2010	10.32	0.12	(0.03)	0.09	(0.12)	(0.03)	(0.15)	10.26	0.85	5,839	0.67	1.20	0.71	147
Year Ended March 31, 2009	10.25	0.26	0.07	0.33	(0.26)	—	(0.26)	10.32	3.31	16,854	0.65	2.30	0.66	144
Year Ended March 31, 2008	9.85	0.41	0.40	0.81	(0.41)	—	(0.41)	10.25	8.37	3,800	0.66	4.07	0.67	66
Year Ended March 31, 2007	9.79	0.37	0.06	0.43	(0.37)	—	(0.37)	9.85	4.46	3,974	0.66	3.75	0.66	87
Year Ended March 31, 2006	9.90	0.26	(0.11)	0.15	(0.26)	—	(0.26)	9.79	1.52	4,336	0.76	2.60	0.82	151
C Shares
Year Ended March 31, 2010	10.31	0.03	(0.03)	—	(0.03)	(0.03)	(0.06)	10.25	0.04	6,426	1.49	0.33	1.55	147
Year Ended March 31, 2009	10.25	0.18	0.06	0.24	(0.18)	—	(0.18)	10.31	2.38	7,113	1.48	1.79	1.48	144
Year Ended March 31, 2008	9.84	0.32	0.41	0.73	(0.32)	—	(0.32)	10.25	7.60	8,839	1.48	3.27	1.50	66
Year Ended March 31, 2007	9.78	0.29	0.06	0.35	(0.29)	—	(0.29)	9.84	3.62	11,378	1.48	2.90	1.48	87
Year Ended March 31, 2006	9.89	0.20	(0.11)	0.09	(0.20)	—	(0.20)	9.78	0.88	19,958	1.39	1.99	1.65	151
Total Return Bond Fund
I Shares
Year Ended March 31, 2010	10.26	0.40	0.43	0.83	(0.36)	(0.13)	(0.49)	10.60	8.17	724,588	0.31	3.72	0.31	326
Year Ended March 31, 2009	10.10	0.49	0.18	0.67	(0.51)	—	(0.51)	10.26	6.89	602,267	0.30	4.85	0.30	199
Year Ended March 31, 2008	9.96	0.51	0.14	0.65	(0.51)	—	(0.51)	10.10	6.74	630,451	0.30	5.14	0.30	248
Year Ended March 31, 2007	9.86	0.48	0.11	0.59	(0.49)	—	(0.49)	9.96	6.16	601,676	0.30	4.97	0.30	310
Year Ended March 31, 2006	10.12	0.41	(0.24)	0.17	(0.42)	(0.01)	(0.43)	9.86	1.68	497,730	0.29	4.01	0.29	236
A Shares
Year Ended March 31, 2010	10.57	0.38	0.43	0.81	(0.33)	(0.13)	(0.46)	10.92	7.75	8,540	0.55	3.14	0.55	326
Year Ended March 31, 2009	10.40	0.46	0.19	0.65	(0.48)	—	(0.48)	10.57	6.51	510	0.54	4.51	0.54	199
Year Ended March 31, 2008	10.26	0.49	0.14	0.63	(0.49)	—	(0.49)	10.40	6.28	269	0.54	4.76	0.54	248
Year Ended March 31, 2007	10.15	0.46	0.12	0.58	(0.47)	—	(0.47)	10.26	5.82	324	0.54	4.57	0.54	310
Year Ended March 31, 2006	10.41	0.38	(0.24)	0.14	(0.39)	(0.01)	(0.40)	10.15	1.38	493	0.56	3.67	0.56	236
R Shares(5)
Year Ended March 31, 2010	10.26	0.35	0.42	0.77	(0.30)	(0.13)	(0.43)	10.60	7.61	710	0.82	3.11	0.82	326
Year Ended March 31, 2009	10.10	0.39	0.19	0.58	(0.42)	—	(0.42)	10.26	5.90	325	1.10	4.01	1.10	199
Year Ended March 31, 2008	9.96	0.41	0.14	0.55	(0.41)	—	(0.41)	10.10	5.68	40	1.30	4.13	1.30	248
Year Ended March 31, 2007	9.86	0.38	0.11	0.49	(0.39)	—	(0.39)	9.96	5.10	29	1.30	3.96	1.30	310
Year Ended March 31, 2006	10.12	0.32	(0.24)	0.08	(0.33)	(0.01)	(0.34)	9.86	0.76	28	1.24	3.10	1.27	236

See Notes to Financial Highlights.

107

FINANCIAL HIGHLIGHTS

												Ratio of
			Net								Ratio of	Net	Ratio of
			Realized								Net	Investment	Expenses to
			and			Distributions		Net			Expenses	Income	Average
	Net Asset	Net	Unrealized		Dividends	from	Total	Asset			to	to	Net Assets
	Value,	Investment	Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	(Excluding	Portfolio
	Beginning	Income	(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Waivers and	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
Ultra-Short Bond Fund
I Shares
Year Ended March 31, 2010	$9.52	$0.25	$0.39	$0.64	$(0.25)	$—	$(0.25)	$9.91	6.82%	$92,528	0.34%	2.51%	0.37%	130%
Year Ended March 31, 2009	9.91	0.39	(0.40)	(0.01)	(0.38)	—	(0.38)	9.52	(0.13)	55,088	0.31	3.95	0.36	88
Year Ended March 31, 2008	10.00	0.47	(0.09)	0.38	(0.47)	—	(0.47)	9.91	3.89	87,892	0.30	4.72	0.33	126
Year Ended March 31, 2007	9.96	0.48	0.05	0.53	(0.49)	—	(0.49)	10.00	5.44	85,646	0.28	4.58	0.28	96
Year Ended March 31, 2006	10.00	0.36	(0.04)	0.32	(0.36)	—	(0.36)	9.96	3.23	245,257	0.30	3.61	0.37	114
U.S. Government Securities Fund
I Shares
Year Ended March 31, 2010	11.11	0.26	(0.37)	(0.11)	(0.27)	(1.97)	(2.24)	8.76	(1.07)	71,910	0.58	2.35	0.58	85
Year Ended March 31, 2009	10.59	0.33	0.56	0.89	(0.34)	(0.03)	(0.37)	11.11	8.49	341,727	0.55	3.09	0.56	130
Year Ended March 31, 2008	10.29	0.50	0.30	0.80	(0.50)	—	(0.50)	10.59	8.04	491,970	0.55	4.89	0.55	134
Year Ended March 31, 2007	10.19	0.47	0.11	0.58	(0.48)	—	(0.48)	10.29	5.86	535,056	0.55	4.70	0.55	131
Year Ended March 31, 2006	10.42	0.37	(0.20)	0.17	(0.40)	—	(0.40)	10.19	1.66	316,475	0.65	3.63	0.65	118
A Shares
Year Ended March 31, 2010	11.11	0.21	(0.35)	(0.14)	(0.24)	(1.97)	(2.21)	8.76	(1.38)	2,314	0.89	1.98	0.89	85
Year Ended March 31, 2009	10.59	0.29	0.56	0.85	(0.30)	(0.03)	(0.33)	11.11	8.17	2,954	0.85	2.78	0.86	130
Year Ended March 31, 2008	10.29	0.47	0.30	0.77	(0.47)	—	(0.47)	10.59	7.72	3,496	0.85	4.61	0.85	134
Year Ended March 31, 2007	10.19	0.44	0.11	0.55	(0.45)	—	(0.45)	10.29	5.54	2,849	0.85	4.40	0.85	131
Year Ended March 31, 2006	10.41	0.32	(0.17)	0.15	(0.37)	—	(0.37)	10.19	1.43	3,032	0.99	3.31	0.99	118
C Shares
Year Ended March 31, 2010	11.11	0.14	(0.35)	(0.21)	(0.17)	(1.97)	(2.14)	8.76	(2.05)	3,038	1.58	1.28	1.58	85
Year Ended March 31, 2009	10.59	0.22	0.56	0.78	(0.23)	(0.03)	(0.26)	11.11	7.42	3,649	1.55	2.08	1.55	130
Year Ended March 31, 2008	10.29	0.40	0.30	0.70	(0.40)	—	(0.40)	10.59	6.97	4,222	1.55	3.90	1.55	134
Year Ended March 31, 2007	10.19	0.37	0.11	0.48	(0.38)	—	(0.38)	10.29	4.81	5,121	1.55	3.67	1.55	131
Year Ended March 31, 2006	10.41	0.27	(0.19)	0.08	(0.30)	—	(0.30)	10.19	0.76	7,909	1.66	2.60	1.68	118
U.S. Government Securities Ultra-Short Bond Fund
I Shares
Year Ended March 31, 2010	10.03	0.30	0.06	0.36	(0.32)	—	(0.32)	10.07	3.62	1,340,992	0.29	2.15	0.29	119
Year Ended March 31, 2009	10.03	0.41	0.01	0.42	(0.42)	—	(0.42)	10.03	4.29	90,675	0.28	4.00	0.32	92
Year Ended March 31, 2008	9.95	0.43	0.10	0.53	(0.45)	—	(0.45)	10.03	5.41	62,904	0.28	4.33	0.33	140
Year Ended March 31, 2007	9.85	0.42	0.11	0.53	(0.43)	—	(0.43)	9.95	5.50	34,411	0.29	4.23	0.33	141
Year Ended March 31, 2006	9.90	0.36	(0.06)	0.30	(0.35)	—	(0.35)	9.85	3.12	42,616	0.29	3.41	0.47	126
Virginia Intermediate Municipal Bond Fund
I Shares
Year Ended March 31, 2010	10.22	0.37	0.19	0.56	(0.37)	(0.02)	(0.39)	10.39	5.58	191,537	0.61	3.56	0.61	33
Year Ended March 31, 2009	10.09	0.36	0.13	0.49	(0.36)	—	(0.36)	10.22	5.01	181,882	0.60	3.61	0.60	20
Year Ended March 31, 2008	10.11	0.37	(0.02)	0.35	(0.37)	—	(0.37)	10.09	3.51	204,507	0.60	3.65	0.60	28
Year Ended March 31, 2007	10.01	0.36	0.10	0.46	(0.36)	—	(0.36)	10.11	4.67	214,908	0.59	3.59	0.60	54
Year Ended March 31, 2006	10.11	0.34	(0.03)	0.31	(0.34)	(0.07)	(0.41)	10.01	3.05	169,743	0.65	3.33	0.66	54
A Shares
Year Ended March 31, 2010	10.22	0.35	0.20	0.55	(0.36)	(0.02)	(0.38)	10.39	5.44	14,236	0.75	3.35	0.75	33
Year Ended March 31, 2009	10.09	0.35	0.13	0.48	(0.35)	—	(0.35)	10.22	4.85	7,619	0.75	3.46	0.75	20
Year Ended March 31, 2008	10.11	0.35	(0.02)	0.33	(0.35)	—	(0.35)	10.09	3.36	6,232	0.75	3.50	0.75	28
Year Ended March 31, 2007	10.01	0.35	0.10	0.45	(0.35)	—	(0.35)	10.11	4.52	5,395	0.74	3.43	0.75	54
Year Ended March 31, 2006	10.11	0.33	(0.03)	0.30	(0.33)	(0.07)	(0.40)	10.01	2.92	5,480	0.79	3.22	0.82	54

See Notes to Financial Highlights.

108

NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return excludes sales charge. Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Not annualized for periods less than one year.

(4)	Effective at the close of business on July 31, 2009, C Shares converted to R Shares and C Shares are no longer available for purchase. The data prior to such date reflects that of C Shares.

(5)	Effective at the close of business on February 12, 2009, C Shares converted to R Shares and C Shares are no longer available for purchase. The data prior to such date reflects that of C Shares.

(6)	The following table details the commencement of operations of certain classes of each respective fund.

Fund	Class	Commencement Date
Maryland Municipal Bond Fund	A Shares	April 13, 2005
Seix Floating Rate High Income Fund	I Shares	March 2, 2006
Seix Floating Rate High Income Fund	A Shares	May 8, 2006
Seix Floating Rate High Income Fund	C Shares	August 3, 2007
Seix Global Strategy Fund	I Shares	September 8, 2008

(a)	Per share data was calculated using the average shares method.

(b)	The total return shown is based on the ending net asset value calculated in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and differs from the total return shown based on the net asset value calculated for shareholder transactions.

*	Amended from prior periods’ financial highlights. There were no shareholders in the class for the period from October 16, 2007 through January 17, 2008. The financial highlight information presented is for two separate periods of time when shareholders were invested in the class.

^	The Georgia Tax-Exempt Bond Fund’s net expense ratio and gross expense ratio includes interest expense of 0.09% incurred during the year ended March 31, 2009 with respect to investments in certain inverse floating rate securities.

#	Prior to August 1, 2009, there were no assets in Class A during the current period. Effective at the close of business July 31, 2009, Class A received assets from the conversion from Class C. The net asset value shown for the beginning of the period reflects the initial converted net asset value from Class C and the amounts shown thereafter reflect operations for Class A from August 1, 2009 through March 31, 2010.

##	Class A was operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 280 days during the period for Maryland Municipal Bond Fund. The net asset value, end of period, presented for Maryland Municipal Bond Fund A Shares was as of January 6, 2009, the last day the class had shareholders.

Amounts designated as “—” are $0 or have been rounded to $0.

PRIVACY POLICY

RidgeWorth Funds

Our Privacy Policy

At RidgeWorth Funds, we recognize the sensitive nature of your personal financial information and take every precaution to protect your privacy. In providing services to you as an individual who owns or is considering investing in shares of RidgeWorth Funds, we collect certain nonpublic personal information about you. Our policy is to safeguard this information and keep it confidential, and to use or disclose it only as necessary to provide services to you or as otherwise required or permitted by law. When you entrust us with your financial information, it will be used only within our strict guidelines. Our privacy policy and practices apply equally to nonpublic personal information about former shareholders and individuals who have inquired about RidgeWorth Funds.

Information We Collect

“Nonpublic personal information” is personally identifiable financial information about you as an individual or your family. The type of nonpublic personal information we have about you may include the information you provide on your account application; information you provide in telephone calls or correspondence with us; information about your transactions and holdings in RidgeWorth Funds, and information about how you vote your shares.

Information We Disclose

RidgeWorth Funds’ policy is to only disclose nonpublic personal information about you to companies that provide necessary services such as RidgeWorth Funds’ transfer agent, distributor, administrator or investment adviser; affiliates of RidgeWorth Funds, or as may otherwise be permitted or required by law or authorized by you.

How We Safeguard Your Information

We restrict access to nonpublic personal information about you to those persons who are required to have certain information in order to provide services to you, or who are permitted by law to receive it. We have strict internal policies against unauthorized disclosure or use of customer information. We maintain customer information as mandated by financial regulations, and policies and procedures are in place for appropriate confidential destruction of all restricted access data.

If you have any questions regarding our Privacy Policy, please call 1-888-784-3863.

This is not part of the Prospectus.

Investment Adviser:
RidgeWorth Investments 50 Hurt Plaza, Suite 1400 Atlanta, Georgia 30303 www.ridgeworth.com

Investment Subadvisers:
Seix Investment Advisors LLC 10 Mountainview Road, Suite C-200 Upper Saddle River, NJ 07458 www.seixadvisors.com	StableRiver Capital Management LLC 50 Hurt Plaza, Suite 1300 Atlanta, GA 30303 www.stableriver.com

More information about the RidgeWorth Funds is available without charge through the following:

Statement of Additional Information (SAI):
The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports:
These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

Telephone:	Shareholder Services 1-888-784-3863

Mail:
RidgeWorth Funds
3435 Stelzer Road
Columbus, Ohio 43219

Website: www.ridgeworth.com

SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.

Collective Strength Individual Insight is a federally registered service mark of RidgeWorth Investments.

RFPRO-FI-0810

INSTITUTIONAL MONEY MARKET FUNDS INSTITUTIONAL & CORPORATE TRUST SHARES PROSPECTUS August 1, 2010 Investment Adviser: RidgeWorth Investments®

Corporate
	Institutional	Trust
	Shares	Shares
Institutional Money Market Funds
Subadviser: StableRiver Capital Management LLC
• Institutional Cash Management Money Market Fund	CICXX
• Institutional Municipal Cash Reserve Money Market Fund	CMRXX
• Institutional U.S. Government Securities Money Market Fund	CRGXX
• Institutional U.S. Treasury Securities Money Market Fund	CIUXX	N/A

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RidgeWorth Investments® is the trade name of RidgeWorth Capital Management, Inc.

About This Prospectus

RidgeWorth Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. RidgeWorth Funds is an open-end management investment company (commonly known as a mutual fund) established under Massachusetts law as a Massachusetts business trust. RidgeWorth Funds is required to comply with the Investment Company Act of 1940 as well as other federal securities laws that are applicable to all mutual funds. This prospectus gives you important information about the Institutional and Corporate Trust Shares of the Institutional Money Market Funds (“Funds”) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

1	Institutional Cash Management Money Market Fund

4	Institutional Municipal Cash Reserve Money Market Fund

7	Institutional U.S. Government Securities Money Market Fund

10	Institutional U.S. Treasury Securities Money Market Fund

12	More Information About Risk

14	More Information About Averages

14	More Information About Fund Investments

15	Third-Party Ratings

15	Information About Portfolio Holdings

15	Management

16	Purchasing and Selling Fund Shares

20	Market Timing Policies and Procedures

20	Distribution of Fund Shares

20	Dividends and Distributions

21	Taxes

22	Financial Highlights

Inside Back Cover	Privacy Policy

Back Cover	How to Obtain More Information About RidgeWorth Funds

August 1, 2010

Institutional Money Market Funds	1

INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

Summary Section

Institutional Shares

Investment Objective

The Institutional Cash Management Money Market Fund (the “Fund”) seeks as high a level of current income as is consistent with preservation of capital and liquidity. The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.12%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	0.19%
Fee Waivers and/or Expense Reimbursements(1)	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.18%

(1)	The Adviser and the Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2011 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and acquired fund fees and expenses) from exceeding 0.17% for the Institutional Shares. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

The Adviser and, as applicable, certain other Fund service providers, have voluntarily undertaken to reduce and/or subsidize certain expenses of the Fund to the extent necessary to maintain a minimum annualized yield of 0.02% for all share classes. This voluntary expense reduction and/or expense subsidy may be modified or discontinued at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$18	$60	$106	$242

Principal Investment Strategies

The Fund invests exclusively in high quality U.S. dollar-denominated money market instruments. The Fund invests in obligations of (i) the U.S. Treasury, (ii) agencies and instrumentalities of U.S. and foreign governments, (iii) domestic and foreign banks, (iv) domestic and foreign corporate issuers, and (v) supranational entities, and (vi) shares of registered money market Funds as well as mortgage-backed securities and other asset-backed securities and repurchase agreements. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for purchase and sale, StableRiver Capital Management LLC, the Fund’s subadviser (“StableRiver” or the “Subadviser”), tries to increase income without adding undue risk by analyzing maturity, yields, market sectors and credit risk. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

The Fund may also invest in instruments issued by municipalities and issuers that pay income exempt from federal income taxes and are subject to the alternative minimum tax.

Principal Investment Risks

Income Risk: An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

2	Institutional Money Market Funds

INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Foreign Investment Risk: Dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

Mortgage and Asset Backed Security Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

Prepayment and Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Municipal Securities Risk: Litigation, legislation, or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal or interest or otherwise affect the value of such securities. The value of these securities may decline because of a market perception that the issuer may not make payments on time. These securities are subject to the economic conditions and government policies of their respective state or municipality.

To the extent that the aggregate market value of the Fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.

A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s Institutional Shares from year to year.*

Best Quarter	Worst Quarter
1.63%	0.03%
(12/31/00)	(12/31/09)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 0.03%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. To obtain information about the Fund’s current yield, call 1-888-784-3863.

	1 Year	5 Years	10 Years

Fund	0.33%	3.21%	3.04%

iMoneyNet, Inc. First Tier Institutional Average (reflects no deduction for fees, expenses or taxes)	0.34%	3.09%	2.86%

Institutional Money Market Funds	3

INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. StableRiver is the Fund’s subadviser.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem Institutional Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions.

The minimum initial investment for Institutional Shares of the Fund is $10,000,000 although this minimum may be reduced or waived in some cases. Institutions that have multiple qualifying accounts (e.g., a pension plan and a foundation) may aggregate those accounts to meet minimum purchase requirements. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

4	Institutional Money Market Funds

INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND

Summary Section

Institutional Shares

Investment Objective

The Institutional Municipal Cash Reserve Money Market Fund (the “Fund”) seeks high current interest income exempt from federal income taxes, while preserving capital and liquidity. The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.15%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	0.26%
Fee Waivers and/or Expense Reimbursements(1)	(0.05)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.21%

(1)	The Adviser and the Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2011 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and acquired fund fees and expenses) from exceeding 0.20% for the Institutional Shares. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

The Adviser and, as applicable, certain other Fund service providers, have voluntarily undertaken to reduce and/or subsidize certain expenses of the Fund to the extent necessary to maintain a minimum annualized yield of 0.02% for all share classes. This voluntary expense reduction and/or expense subsidy may be modified or discontinued at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$22	$79	$141	$326

Principal Investment Strategies

The Fund invests substantially all of its net assets in money market instruments issued by municipalities and issuers that pay income exempt from regular federal income tax. The Fund may invest up to 100% of its net assets in securities subject to the alternative minimum tax. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for purchase and sale, StableRiver Capital Management LLC, the Fund’s subadviser (“StableRiver” or the “Subadviser”), analyzes the credit quality and structure of each security to minimize risk and attempts to increase income without adding undue risk by analyzing maturity, yields, market sectors and credit risk. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

The Subadviser actively manages the Fund’s average maturity based on current interest rates and the Subadviser’s outlook of the market.

Principal Investment Risks

Income Risk: An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

Municipal Securities Risk: Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. The value of these securities may decline because of a market perception that the issuer may not make payments on

Institutional Money Market Funds	5

INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND

time. These securities are subject to the economic conditions and government policies of their respective state or municipality.

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

To the extent that the aggregate market value of the Fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.

A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s Institutional Shares from year to year.*

Best Quarter	Worst Quarter
0.90%	0.06%
(6/30/07)	(12/31/09)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 0.10%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. To obtain information about the Fund’s current yield, call 1-888-784-3863.

		Since
		Inception*
	1 Year	(8/2/2005)

Fund	0.38%	2.33%

iMoneyNet, Inc. Tax-Free Institutional Average* (reflects no deduction for fees, expenses or taxes)	0.27%	2.10%

*	Benchmark returns since July 31, 2005 (benchmark returns available only on a month end basis).

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. StableRiver is the Fund’s subadviser.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem Institutional Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions.

The minimum initial investment for Institutional Shares of the Fund is $10,000,000 although this minimum may be reduced or waived in some cases. Institutions that have multiple qualifying accounts (e.g., a pension plan and a foundation) may aggregate those accounts to meet minimum purchase requirements. There are no minimums for subsequent investments.

Tax Information

The Fund intends to distribute income that is exempt from regular federal income tax. A portion of the Fund’s distributions may be subject to federal income tax. The Fund’s distributions may be subject to the federal alternative minimum tax.

6	Institutional Money Market Funds

INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Institutional Money Market Funds	7

INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

Summary Section

Institutional Shares

Investment Objective

The Institutional U.S. Government Securities Money Market Fund (the “Fund”) seeks high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Shares
Management Fees	0.14%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.03%

Total Annual Fund Operating Expenses	0.22%

The Adviser and, as applicable, certain other Fund service providers, have voluntarily undertaken to reduce and/or subsidize certain expenses of the Fund to the extent necessary to maintain a minimum annualized yield of 0.02% for all share classes. This voluntary expense reduction and/or expense subsidy may be modified or discontinued at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$23	$71	$124	$280

Principal Investment Strategies

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, repurchase agreements collateralized by these securities, and shares of registered money market funds that invest in the foregoing.

In selecting investments for purchase and sale, StableRiver Capital Management LLC, the Fund’s subadviser (“StableRiver” or the “Subadviser”), tries to increase income without adding undue risk by analyzing yields. The Subadviser actively manages the maturity of the Fund and its portfolio to maximize the Fund’s yield based on current market interest rates and the Subadviser’s outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

Principal Investment Risks

Income Risk: An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Mortgage and Asset Backed Security Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

8	Institutional Money Market Funds

INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

Prepayment and Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

To the extent that the aggregate market value of the Fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.

A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s Institutional Shares from year to year.*

Best Quarter	Worst Quarter
1.59%	0.01%
(12/31/00)	(12/31/09)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 0.02%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. To obtain information about the Fund’s current yield, call 1-888-784-3863.

	1 Year	5 Years	10 Years

Fund	0.20%	3.03%	2.91%

iMoneyNet, Inc. Government Institutional Average (reflects no deduction for fees, expenses or taxes)	0.09%	2.73%	2.61%

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. StableRiver is the Fund’s subadviser.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem Institutional Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions.

The minimum initial investment for Institutional Shares of the Fund is $10,000,000 although this minimum may be reduced or waived in some cases. Institutions that have multiple qualifying accounts (e.g., a pension plan and a foundation) may aggregate those accounts to meet minimum purchase requirements. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Institutional Money Market Funds	9

INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

10	Institutional Money Market Funds

INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

Summary Section

Institutional Shares and Corporate Trust Shares

Investment Objective

The Institutional U.S. Treasury Securities Money Market Fund (the “Fund”) seeks as high a level of current income as is consistent with preservation of capital and liquidity. The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Institutional	Corporate
	Shares	Trust Shares
Management Fees	0.14%	0.14%
Other Expenses	0.05%	0.30%

Total Annual Fund Operating Expenses	0.19%	0.44%

The Adviser and, as applicable, certain other Fund service providers, have voluntarily undertaken to reduce and/or subsidize certain expenses of the Fund to the extent necessary to maintain a minimum annualized yield of 0.02% for all share classes. This voluntary expense reduction and/or expense subsidy may be modified or discontinued at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$19	$61	$107	$243
Corporate Trust Shares	$45	$141	$246	$555

Principal Investment Strategies

The Fund invests exclusively in U.S. Treasury obligations, repurchase agreements collateralized by these securities, and shares of registered money market funds that invest exclusively in the foregoing.

In selecting investments for purchase and sale, StableRiver Capital Management LLC, the Fund’s subadviser (“StableRiver” or the “Subadviser”), tries to increase income without adding undue risk by analyzing yields for various maturities. The Subadviser actively manages the maturity of the Fund to maximize the Fund’s yield based on current market interest rates and the Subadviser’s outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

Principal Investment Risks

Income Risk: An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

To the extent that the aggregate market value of the Fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.

A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Institutional Money Market Funds	11

INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s Institutional Shares from year to year.*

Best Quarter	Worst Quarter
1.57%	0.01%
(12/31/00)	(12/31/09)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 0.02%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. To obtain information about the Fund’s current yield, call 1-888-784-3863.

	1 Year	5 Years	10 Years

Institutional Shares Returns Before Taxes	0.11%	2.80%	2.72%

Corporate Trust Shares Returns Before Taxes	0.02%	2.59%	2.51%

iMoneyNet, Inc. Treasury and Repo Institutional Average (reflects no deduction for fees, expenses or taxes)	0.05%	2.63%	2.53%

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. StableRiver is the Fund’s subadviser.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem Institutional Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions.

The minimum initial investment for Institutional Shares of the Fund is $10,000,000 although this minimum may be reduced or waived in some cases. Institutions that have multiple qualifying accounts (e.g., a pension plan and a foundation) may aggregate those accounts to meet minimum purchase requirements. There are no minimums for subsequent investments. The Fund offers Corporate Trust Shares only to accounts of various financial intermediaries with whom the Fund has certain agreements. There is no minimum initial or subsequent investment for Corporate Trust Shares.

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

12

MORE INFORMATION ABOUT RISK

More Information About Risk

Fixed Income Risk

All Funds

The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund’s fixed income securities will decrease in value if interest rates rise and vice versa.

Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund’s income to decline. Income risk is generally higher for short-term bonds.

An additional risk of debt securities is reinvestment risk, which is the possibility that a Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause a Fund to reinvest those assets at a rate lower than originally anticipated.

Foreign Securities Risk

Institutional Cash Management Money Market Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, unique to a country or region will affect those markets and their issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

13

MORE INFORMATION ABOUT RISK

Mortgage-Backed and Asset-Backed Securities Risk

Institutional Cash Management Money Market Fund
Institutional U.S. Government Securities Money Market Fund

Mortgage-and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage or asset-backed secured and unsecured cashflow producing assets such as automobile loans and leases, credit card receivables and other financial assets. The risks associated with these types of securities include: (1) prepayment risk that could result in earlier or later return of principal than expected and can lead to significant fluctuations in the value and realized yield of the securities; (2) liquidity/market risk which can result in higher than expected changes in security valuation and transactions costs especially in times of general market stress; and (3) credit risk that is associated with the underlying borrowers and can also be driven by general economic conditions which can result in the loss of invested principal.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of these securities generally will decline; however, when interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Municipal Securities Risk

Institutional Cash Management Money Market Fund
Institutional Municipal Cash Reserve Money Market Fund

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

In addition, a Fund’s concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

Regional Risk

Institutional Cash Management Money Market Fund
Institutional Municipal Cash Reserve Money Market Fund

To the extent that a Fund’s investments are concentrated in a specific geographic region, a Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting the Fund to additional risks.

Regulatory Risk

All Funds

The Securities and Exchange Commission (“SEC”) recently amended the rules governing money market funds. In addition, the SEC continues to review the

14

MORE INFORMATION ABOUT FUND INVESTMENTS

regulation of such funds. Any further changes by the SEC or additional legislative developments may affect a Money Market Fund’s operations, investment strategies, performance and yield.

Restricted Security Risk

Institutional Cash Management Money Market Fund
Institutional Municipal Reserve Money Market Fund

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser and Subadviser intend to invest only in restricted securities that they believe present minimal liquidity risk.

Risk Information Common to RidgeWorth Funds

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser’s or Sub-Adviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser or Sub-Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund’s investment goal may be changed without shareholder approval. Before investing, make sure that the Fund’s goal matches your own.

The Funds are not managed to achieve tax efficiency, except for the Institutional Municipal Cash Reserve Money Market Fund, which intends to distribute tax-exempt income.

More Information About Averages

An average is a composite of mutual funds with similar investment goals.

The iMoneyNet, Inc. First Tier Institutional Average is a widely-recognized composite of money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The number of funds in the Average varies.

The iMoneyNet, Inc. Tax-Free Institutional Average is a widely recognized composite of money market funds that invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.

The iMoneyNet, Inc. Government Institutional Average is a widely-recognized composite of institutional money market funds that invest in U.S. Treasury bills, repurchase agreements, or securities issued by agencies of the U.S. Government. The number of funds in the Average varies.

The iMoneyNet, Inc. Treasury & Repo Institutional Average is a widely-recognized composite of money market funds that includes only institutional government funds that hold 100 percent in U.S. Treasuries and repurchase agreements backed by these securities. The number of funds in the Average varies.

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (“SAI”). Of course, a Fund cannot guarantee that it will achieve its investment goal.

Each Fund may invest in other money market mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.

Further, during certain interest rate environments, the gross yield of certain shares of money market funds

15

MANAGEMENT

may be less than the related expenses of that class. In these instances, shareholders of these Funds may not receive a monthly income payment, or may receive a much smaller payment than during a more typical interest rate environment.

Third-Party Ratings

Fund	S&P1	Moody’s2	NAIC[3]

Institutional Cash Management Money Market Fund	AAAm	Aaa	Class 1 Approved
Institutional Municipal Cash Reserve Money Market Fund	AAAm	Aaa	Class 1 Approved
Institutional U.S. Government Securities Money Market Fund	AAAm	Aaa	Class 1 Approved
Institutional U.S. Treasury Securities Money Market Fund	AAAm	Aaa	Class 1 Approved

1	Standard & Poor’s Ratings Services

2	Moody’s Investors Service

3	National Association of Insurance Commissioners

Information About Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the SAI.

Management

The Board of Trustees (the “Board”) is responsible for the overall supervision and management of the business and affairs of the Funds. The Board supervises the Adviser and Subadviser and establishes policies that the Adviser and Subadviser must follow in their fund related management activities. The day-to-day operations of the Funds are the responsibilities of the officers and various service organizations retained by the Funds.

Investment Adviser

RidgeWorth Investments, 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. In addition to being an investment adviser registered with the Securities and Exchange Commission (the “SEC”), RidgeWorth is a money-management holding company with multiple style- focused investment boutiques. As of June 30, 2010, the Adviser had approximately $61.5 billion in assets under management. The Adviser is responsible for overseeing the Subadvisers to ensure compliance with each Fund’s investment policies and guidelines and monitors each Subadviser’s adherence to its investment style. The Adviser also executes transactions with respect to specific securities selected by the Subadviser for purchase and sale by the Funds. The Adviser pays the Subadviser out of the fees it receives from the Funds.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the SAI. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

For the fiscal year ended March 31, 2010, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund’s average daily net assets of:

Institutional Cash Management Money Market Fund	0.11%
Institutional Municipal Cash Reserve Money Market Fund	0.10%
Institutional U.S. Government Securities Money Market Fund	0.12%
Institutional U.S. Treasury Securities Money Market Fund	0.08%

The Adviser and the Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2011 in order to keep total annual operating expenses of each Fund from exceeding the applicable expense cap below. If at any point before August 1, 2013, total annual operating expenses are less than the expense cap, the Adviser may retain the

16

PURCHASING AND SELLING FUND SHARES

difference to recapture any of the prior waivers or reimbursements.

	Share	Expense
Fund	Class	Limitation

Institutional Cash Management Money Market Fund	Institutional	0.17%
Institutional Municipal Cash Reserve Money Market Fund	Institutional	0.20%
Institutional U.S. Government Securities Money Market Fund	Institutional	0.20%
Institutional U.S. Treasury Securities Money Market Fund	Institutional	0.20%
	Corporate Trust	0.45%

The following breakpoints are used in computing the advisory fee:

Average Daily Net Assets	Discount From Full Fee

First $1 billion	None — Full Fee
Next $1.5 billion	5%
Next $2.5 billion	10%
Over $5 billion	20%

Based on average daily net assets as of March 31, 2010, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds’ asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

Institutional Cash Management Money Market Fund	0.13%
Institutional U.S. Government Securities Money Market Fund	0.15%
Institutional U.S. Treasury Securities Money Market Fund	0.15%

*	Fund expenses in the “Annual Fund Operating Expenses” tables shown earlier in this prospectus reflect the advisory breakpoints.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser appears in the Funds’ annual report to shareholders for the period ended March 31, 2010.

Investment Subadviser

The Subadviser is responsible for managing the portfolios of the Funds on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Funds under the supervision of the Adviser and the Board.

Information about the Subadviser and the individual portfolio managers of the Funds is discussed below. The SAI provides additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers’ ownership of securities in the Funds.

StableRiver Capital Management LLC (“StableRiver”)
50 Hurt Plaza, Suite 1400,
Atlanta, Georgia 30303
www.stableriver.com

StableRiver, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 23 years functioning as RidgeWorth’s fixed income investment management team. As of June 30, 2010, StableRiver had approximately $27.3 billion in assets under management.

StableRiver focuses on delivering high-quality fixed income strategies to institutional investors. As the name suggests, StableRiver has a firmly established, steadfast investment process that follows a predictable course of action — even in unpredictable market cycles. The firm’s multi-faceted strategy employs top-down management with bottom-up security selection incorporating comprehensive risk management and compliance systems.

StableRiver is responsible for managing the portfolios of the Funds on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Funds under the supervision of the Adviser and the Board. A discussion regarding the basis for the Boards’ approval of the investment subadvisory agreement appears in the Funds’ annual report to shareholders for the period ending March 31, 2010.

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called “redeem”) Institutional Shares and Corporate Trust Shares of the Funds. Participants in retirement plans must contact their Employee Benefits Office or their Plan’s Administrator for information regarding the purchase, redemption or exchange of shares. Plans may require separate documentation and the plan’s policies and procedures may be different than those described in this prospectus. Participants should contact their employee benefits office or plan administrator for questions about their specific accounts.

17

PURCHASING AND SELLING FUND SHARES

How to Purchase Fund Shares

Purchasing Institutional Shares

The Funds offer Institutional Shares exclusively to financial institutions and intermediaries for their own accounts or for the accounts of customers for which they act as fiduciary agent, investment adviser, or custodian and which consist of:

•	assets of a bona fide trust, or

•	assets of a business entity possessing a tax identification number.

Shares are sold without a sales charge, although institutions may charge their customers for services provided in connection with the purchase of shares. Institutional shares will be held of record by (in the name of) your institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Institutional Shares.

Purchasing Corporate Trust Shares

The Institutional U.S. Government Securities Money Market Fund offers Corporate Trust Shares only to accounts of various financial intermediaries with whom the Fund has certain agreements (“Intermediaries”). Shares are sold without a sales charge. Corporate Trust Shares will be held of record by (in the name of) the Intermediary. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Corporate Trust Shares.

In-Kind Purchases

Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Money Market Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863.

When Can You Purchase Shares?

The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open for settlement (a “Business Day”). The RidgeWorth Funds reserve the right to open one or more Funds on days that the principal bond markets (as recommended by SIFMA (Securities Industry and Financial Markets Association)) are open and the Fed is open for settlement even if the NYSE is closed.

Each Fund (except the Institutional Cash Management Money Market Fund) calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time). The Institutional Cash Management Money Market Fund calculates its NAV at 5:00 p.m. Eastern Time.

For you to be eligible to receive dividends declared on the day you submit your purchase order, a Fund or its authorized agent must receive your purchase order in proper form before the time shown in the table below and must receive federal funds (readily available funds) before 6:00 p.m. Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as the Fund receives federal funds before calculating its NAV the following day.

Time
Fund	(Eastern Time)

Institutional Municipal Cash Reserve Money Market Fund	10:30 a.m.
Institutional U.S. Government Securities Money Market Fund	3:00 p.m.
Institutional U.S. Treasury Securities Money Market Fund	3:00 p.m.
Institutional Cash Management Money Market Fund	5:00 p.m.

The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early or if the principal bond markets close early on days when the NYSE is closed. For those Funds that open on days when the NYSE is closed, these times will be the time the principal bond markets close.

The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

You may be required to transmit your purchase sale and exchange orders to your financial institutions or intermediaries at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your order and transmit it to the transfer agent in time to meet the above stated Fund cut-off times.

18

PURCHASING AND SELLING FUND SHARES

For more information about how to purchase, sell or exchange Fund shares, including a specific financial institution’s or intermediary’s internal order entry cut-off times, please contact your financial institution or intermediary directly.

A Fund may reject any purchase order.

How the Funds Calculate NAV — Institutional Shares, and Corporate Trust Shares

NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If the Subadviser determines in good faith that this method is unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or at fair value as determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

The prices for many securities held by the Funds are provided by independent pricing services approved by the Board.

Minimum Purchases

To purchase Institutional Shares for the first time, you must invest at least $5,000,000 for the Institutional Municipal Cash Reserve Money Market Fund and $10,000,000 for the other Institutional Money Market Funds. Institutions that have multiple qualifying accounts (e.g., a pension plan and a foundation) may aggregate those accounts to meet minimum purchase requirements. A Fund may accept investments of smaller amounts at its discretion.

Customer Identification

Foreign Investors

The Funds do not generally accept investments in Institutional Shares or Corporate Trust Shares by non-U.S. citizens or entities. Investors in Institutional Shares or Corporate Trust Shares generally must reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses) and have a U.S. tax identification number.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security Number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering

19

PURCHASING AND SELLING FUND SHARES

under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

How to Sell Your Fund Shares

You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of Institutional Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. Holders of Corporate Trust Shares may sell shares on any Business Day by contacting their Intermediary. The Intermediary will provide information about how to sell shares including any specific cut-off times required. The sale price of each share will be the NAV next determined after the Funds receive your request in proper form.

Redemption orders must be received by the Funds on a Business Day before 10:30 a.m., Eastern Time for the Institutional Municipal Cash Reserve Money Market Fund, before 3:00 p.m., Eastern Time for the Institutional U.S. Government Securities Money Market Fund and the Institutional U.S. Treasury Securities Money Market Fund and before 5:00 p.m. Eastern Time for the Institutional Cash Management Money Market Fund. Orders received after these times will be executed the following Business Day.

A Medallion Signature Guarantee♦ by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

•	made payable to someone other than the registered shareholder;

•	sent to an address or bank account other than the address or bank account of record; or

•	sent to an address or bank account of record that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.

♦	Medallion Signature Guarantee: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.

Receiving Your Money

Under normal circumstances, if a Fund receives your order before the Fund’s cut-off time (as set forth under “How to Sell Your Fund Shares”), the Fund will make available to you the proceeds that same business day, by wire. Otherwise, except as permitted by federal securities laws your redemption proceeds will be paid within seven days after the Fund receives the redemption request in good order.

Redemptions In Kind

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an

20

DIVIDENDS AND DISTRIBUTIONS

emergency or for other reasons approved by the SEC. More information about this is in the SAI.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

•	redemption checks must be made payable to the registered shareholder; and

•	redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

Market Timing Policies and Procedures

The Funds are money market funds and seek to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Funds are designed to serve as short-term cash equivalent investments for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Funds’ investments, and money market instruments in general, and the Funds’ intended purpose to serve as short-term investment vehicles for shareholders, the Adviser has informed the Board that it believes that it would not be in shareholders’ best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Funds. As a result, the Board has not adopted a Fund policy or procedures with respect to frequent purchases and redemptions.

Distribution of Fund Shares

From their own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by a Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Please refer to the SAI for more information regarding these arrangements.

Shareholder Servicing Plan

The Institutional U.S. Treasury Securities Money Market Fund’s Shareholder Servicing Plan permits the Corporate Trust Shares to pay banks, broker-dealers or other financial institutions for shareholder support services they provide, at a rate of up to 0.25% of the average daily net assets of the Corporate Trust Shares. These services may include, among other services, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records.

Dividends and Distributions

Each Fund declares dividends daily and pay these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own shares on a Fund’s record date, you will be entitled to receive the distribution.

21

TAXES

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state, and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. More information on taxes is in the SAI.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing any employer-sponsored retirement or savings plan that qualifies for tax-advantaged treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Redemptions of Fund shares resulting in withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty tax in the case of premature withdrawals. If you have questions about the tax consequences of withdrawals, you should consult your plan administrator, your plan’s Summary Plan Description, and/or your tax advisor about the tax consequences of plan withdrawals.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable as either ordinary income or qualified dividend income. Each Fund will inform you of the amount of your ordinary dividends. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of Fund shares for shares of a different RidgeWorth Fund is treated the same as a sale. A transfer from one share class to another in the same RidgeWorth Fund should not be a taxable event. Shareholders of the Funds, however, should be aware that because the Funds each expect to maintain a stable $1.00 net asset value per share, they should not expect to realize any gain or loss on the sale or exchange of Fund shares.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

Except for the Institutional Municipal Cash Reserve Money Market Fund, the Funds expect to distribute primarily ordinary income dividends currently taxable at a maximum rate of 35%.

The Institutional Municipal Cash Reserve Money Market Fund intends to distribute federally tax-exempt income. This Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by this Fund may be taxable. This Fund expects to pay “exempt interest dividends” that are generally excludable from an investor’s gross income for regular federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for federal alternative minimum tax and for state (including state alternative minimum tax) and local taxes, both for individual and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

More information about taxes is in the SAI.

22

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds’ financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2010 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Funds’ website at www.ridgeworth.com.

											Ratio of
			Net							Ratio of	Net	Ratio of
			Realized							Net	Investment	Expenses to
			and				Net			Expenses	Income	Average
	Net Asset		Unrealized		Dividends	Total	Asset			to	to	Net Assets
	Value,	Net	Gains		from Net	Dividends	Value,		Net Assets,	Average	Average	(Excluding
	Beginning	Investment	(Losses) on	Total From	Investment	and	End of	Total	End of	Net	Net	Waivers and
	of Period	Income	Investments	Operations	Income	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)
Institutional Cash Management Money Market Fund
Institutional Shares
Year Ended March 31, 2010	$1.00	$—	$—	$—	$—	$—	$1.00	0.19%	$2,961,071	0.19%*	0.19%	0.20%*
Year Ended March 31, 2009	1.00	0.02	—	0.02	(0.02)	(0.02)	1.00	1.85	3,546,083	0.18 *	1.87	0.19 *
Year Ended March 31, 2008	1.00	0.05	—	0.05	(0.05)	(0.05)	1.00	4.75 **	4,095,460	0.16	4.62 **	0.17
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	(0.05)	1.00	5.17	3,829,060	0.16	5.06	0.16
Year Ended March 31, 2006	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	3.62	2,975,521	0.17	3.60	0.19
Institutional Municipal Cash Reserve Money Market Fund
Institutional Shares
Year Ended March 31, 2010	1.00	—	—	—	—	—	1.00	0.29	66,616	0.21 *	0.28	0.26 *
Year Ended March 31, 2009	1.00	0.02	—	0.02	(0.02)	(0.02)	1.00	1.61	79,732	0.21 *	1.59	0.24 *
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	3.26	131,163	0.20	3.06	0.22
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	3.42	116,482	0.20	3.35	0.23
Period Ended March 31, 2006(3)	1.00	0.02	—	0.02	(0.02)	(0.02)	1.00	1.79	125,982	0.19	2.78	0.23
Institutional U.S. Government Securities Money Market Fund
Institutional Shares
Year Ended March 31, 2010	1.00	—	—	—	—	—	1.00	0.11	2,750,386	0.16	0.11	0.19
Year Ended March 31, 2009	1.00	0.02	—	0.02	(0.02)	(0.02)	1.00	1.51	3,080,904	0.18	1.40	0.18
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	4.54	2,387,698	0.18	4.15	0.19
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	(0.05)	1.00	5.04	889,213	0.19	4.93	0.19
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	3.51	951,775	0.21	3.48	0.21
Institutional U.S. Treasury Securities Money Market Fund
Institutional Shares
Year Ended March 31, 2010	1.00	—	—	—	—	—	1.00	0.06	2,700,518	0.12	0.06	0.19
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	0.99	2,629,798	0.17	0.81	0.18
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	4.09	1,818,974	0.18	3.73	0.18
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	(0.05)	1.00	5.03	715,831	0.18	4.93	0.18
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	3.41	901,777	0.20	3.45	0.20
Corporate Trust Shares
Year Ended March 31, 2010	1.00	—	—	—	—	—	1.00	0.02	431,608	0.17	0.02	0.44
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	(0.01)	1.00	0.77	489,170	0.40	0.82	0.43
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	(0.04)	1.00	3.83	1,329,198	0.43	3.76	0.43
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	(0.05)	1.00	4.77	1,266,353	0.43	4.67	0.43
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	(0.03)	1.00	3.17	2,068,462	0.44	3.14	0.44

See Notes to Financial Highlights.

23

NOTES TO FINANCIAL HIGHLIGHTS

(1)	Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Commenced operations on August 2, 2005.

*	The Institutional Cash Management Money Market Fund and the Institutional Municipal Cash Reserve Money Market Funds’ net and gross expense ratios include expenses related to the Funds’ participation in the U.S. Department of Treasury’s Temporary Guarantee Program for money market funds as listed below.

	Year Ended	Year Ended
	March 31, 2010	March 31, 2009
Institutional Cash Management Money Market Fund	0.02%	0.02%
Institutional Municipal Cash Reserve Money Market Fund	0.01%	0.02%

**	During the year ended March 31, 2008, the Fund received certain payments by an affiliate. Absent these payments, the total return and ratio of net investment income to average net assets would have been 3.65% and 4.52%, respectively.

Amounts designated as “—” are less than $0.005 or have been rounded to $0.

PRIVACY POLICY

RidgeWorth Funds

Our Privacy Policy

At RidgeWorth Funds, we recognize the sensitive nature of your personal financial information and take every precaution to protect your privacy. In providing services to you as an individual who owns or is considering investing in shares of RidgeWorth Funds, we collect certain nonpublic personal information about you. Our policy is to safeguard this information and keep it confidential, and to use or disclose it only as necessary to provide services to you or as otherwise required or permitted by law. When you entrust us with your financial information, it will be used only within our strict guidelines. Our privacy policy and practices apply equally to nonpublic personal information about former shareholders and individuals who have inquired about RidgeWorth Funds.

Information We Collect

“Nonpublic personal information” is personally identifiable financial information about you as an individual or your family. The type of nonpublic personal information we have about you may include the information you provide on your account application; information you provide in telephone calls or correspondence with us; information about your transactions and holdings in RidgeWorth Funds, and information about how you vote your shares.

Information We Disclose

RidgeWorth Funds’ policy is to only disclose nonpublic personal information about you to companies that provide necessary services such as RidgeWorth Funds’ transfer agent, distributor, administrator or investment adviser; affiliates of RidgeWorth Funds, or as may otherwise be permitted or required by law or authorized by you.

How We Safeguard Your Information

We restrict access to nonpublic personal information about you to those persons who are required to have certain information in order to provide services to you, or who are permitted by law to receive it. We have strict internal policies against unauthorized disclosure or use of customer information. We maintain customer information as mandated by financial regulations, and policies and procedures are in place for appropriate confidential destruction of all restricted access data.

If you have any questions regarding our Privacy Policy, please call 1-888-784-3863.

This is not part of the Prospectus.

Investment Adviser:
RidgeWorth Investments 50 Hurt Plaza, Suite 1400 Atlanta, Georgia 30303 www.ridgeworth.com

Investment Subadviser:
StableRiver Capital Management LLC 50 Hurt Plaza, Suite 1300 Atlanta, GA 30303 www.stableriver.com

More information about the RidgeWorth Funds is available without charge through the following:

Statement of Additional Information (SAI):
The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports:
These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

Telephone:	Shareholder Services 1-888-784-3863

Mail:
RidgeWorth Funds
3435 Stelzer Road
Columbus, Ohio 43219

Website: www.ridgeworth.com

SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.

Collective Strength Individual Insight is a federally registered service mark of RidgeWorth Investments.

RFPRO-IMMCT-0810

MONEY MARKET FUNDS A, C, & I SHARES PROSPECTUS August 1, 2010 Investment Adviser: RidgeWorth Investments®

	Class A	Class C	Class I
	Shares	Shares	Shares
Money Market Funds
Subadviser: StableRiver Capital Management LLC
• Prime Quality Money Market Fund	SQIXX	SQFXX	SQTXX
• Tax-Exempt Money Market Fund	SEIXX		STTXX
• U.S. Government Securities Money Market Fund	SUIXX		STUXX
• U.S. Treasury Money Market Fund	SATXX		CUSXX
• Virginia Tax-Free Money Market Fund	CIAXX		CFMXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RidgeWorth Investments® is the trade name of RidgeWorth Capital Management, Inc.

About This Prospectus

RidgeWorth Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. RidgeWorth Funds is an open-end management investment company (commonly known as a mutual fund) established under Massachusetts law as a Massachusetts business trust. RidgeWorth Funds is required to comply with the Investment Company Act of 1940 as well as other federal securities laws that are applicable to all mutual funds. This prospectus gives you important information about the A Shares, C Shares and I Shares of the Money Market Funds (“Funds”) that you should know before investing. Please read this prospectus and keep it for future reference.

I Shares are offered exclusively to financial institutions and intermediaries for their own accounts or for the accounts of their customers.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about each Fund, please see:

1	Prime Quality Money Market Fund

4	Tax-Exempt Money Market Fund

6	U.S. Government Securities Money Market Fund

9	U.S. Treasury Money Market Fund

11	Virginia Tax-Free Money Market Fund

14	More Information About Risk

16	More Information About Averages

16	More Information About Fund Investments

16	Third-Party Ratings

16	Information About Portfolio Holdings

16	Management

18	Purchasing, Selling and Exchanging Fund Shares

25	Market Timing Policies and Procedures

25	Distribution of Fund Shares

26	Dividends and Distributions

26	Taxes

27	Financial Highlights

Inside Back Cover	Privacy Policy

Back Cover	How to Obtain More Information About RidgeWorth Funds

August 1, 2010

Money Market Funds	1

PRIME QUALITY MONEY MARKET FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Prime Quality Money Market Fund (the “Fund”) seeks as high a level of current income as is consistent with preservation of capital and liquidity. The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Deferred Sales Charge (as a percentage of net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares
Management Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.15%	0.25%	None
Other Expenses	0.06%	0.06%	0.06%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	0.72%	0.82%	0.57%

The Adviser and, as applicable, certain other Fund service providers, have voluntarily undertaken to reduce and/or subsidize certain expenses of the Fund to the extent necessary to maintain a minimum annualized yield of 0.02% for all share classes. This voluntary expense reduction and/or expense subsidy may be modified or discontinued at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$74	$230	$401	$894
C Shares	$184	$262	$455	$1,014
I Shares	$58	$183	$318	$714

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

A Shares	$74	$230	$401	$894
C Shares	$84	$262	$455	$1,014
I Shares	$58	$183	$318	$714

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Principal Investment Strategies

The Fund invests exclusively in high quality U.S. money market instruments (including mortgage-backed securities and other asset-backed securities) and foreign money market instruments denominated in U.S. dollars. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for purchase and sale, StableRiver Capital Management LLC, the Fund’s subadviser (“StableRiver” or the “Subadviser”), tries to increase income without adding undue risk by analyzing maturity, yields, market sectors and credit risk. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

The Fund may also invest in instruments issued by municipalities and issuers that pay income exempt from federal income taxes and are subject to the alternative minimum tax.

Principal Investment Risks

Income Risk: An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

2	Money Market Funds

PRIME QUALITY MONEY MARKET FUND

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Foreign Investment Risk: Dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable or financial information and unfavorable political or legal developments.

Mortgage and Asset Backed Security Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

Prepayment and Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Municipal Securities Risk: Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. The value of the municipal securities may decline because of a market perception that the issuer may not make payments on time. These securities are subject to the economic conditions and government policies of their respective state or municipality.

To the extent that the aggregate market value of the Fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.

A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s A Shares from year to year.*

Best Quarter	Worst Quarter
1.51%	0.01%
(9/30/00)	(12/31/09)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 0.01%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad

Money Market Funds	3

PRIME QUALITY MONEY MARKET FUND

measure of market performance. To obtain information about the Fund’s current yield, call 1-888-784-3863.

	1 Year	5 Years	10 Years

A Shares	0.06%	2.77%	2.55%

C Shares	0.04%	2.69%	2.27%

I Shares	0.16%	2.92%	2.72%

iMoneyNet, Inc. First Tier Retail Average	0.16%	2.68%	2.48%

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. StableRiver is the Fund’s subadviser.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and C Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

4	Money Market Funds

TAX-EXEMPT MONEY MARKET FUND

Summary Section

A Shares and I Shares

Investment Objective

The Tax-Exempt Money Market Fund (the “Fund”) seeks as high a level of current income that is exempt from federal income taxes, while preserving capital and liquidity. The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	I Shares
Management Fees	0.44%	0.44%
Distribution (12b-1) Fees	0.15%	None
Other Expenses	0.06%	0.06%

Total Annual Fund Operating Expenses	0.65%	0.50%

The Adviser and, as applicable, certain other Fund service providers, have voluntarily undertaken to reduce and/or subsidize certain expenses of the Fund to the extent necessary to maintain a minimum annualized yield of 0.02% for all share classes. This voluntary expense reduction and/or expense subsidy may be modified or discontinued at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$66	$208	$362	$810
I Shares	$51	$160	$280	$628

Principal Investment Strategies

The Fund invests at least 80% of its net assets in money market instruments issued by municipalities and issuers that pay income exempt from federal income taxes. The Fund may also invest significantly in shares of other suitable registered money market funds. In addition, the Fund may invest up to 20% of its net assets in securities subject to the alternative minimum tax. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for purchase and sale, StableRiver Capital Management LLC, the Fund’s subadviser (“StableRiver” or the “Subadviser”), analyzes the credit quality and structure of each security to minimize risk. The Subadviser actively manages the Fund’s average maturity based on current interest rates and the Subadviser’s outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

Principal Investment Risks

Income Risk: An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

Municipal Securities Risk: Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. The value of the municipal securities may decline because of a market perception that the issuer may not make payments on time. These securities are subject to the economic conditions and government policies of their respective state or municipality.

To the extent that the aggregate market value of the Fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the Fund may not be able to maintain a stable share price of $1.00.

Money Market Funds	5

TAX-EXEMPT MONEY MARKET FUND

This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.

A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
0.98%	0.03%
(6/30/09)	(12/31/09)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 0.04%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. To obtain information about the Fund’s current yield, call 1-888-784-3863.

	1 Year	5 Years	10 Years

A Shares	0.03%	1.85%	1.67%

I Shares	0.14%	1.99%	1.81%

iMoneyNet, Inc. Tax-Free Retail Average	0.14%	1.85%	1.66%

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. StableRiver is the Fund’s subadviser.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amount for each share class is shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
I Shares	None

Tax Information

The Fund intends to distribute income that is exempt from regular federal income tax. A portion of the Fund’s distributions may be subject to federal income tax or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

6	Money Market Funds

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

Summary Section

A Shares and I Shares

Investment Objective

The U.S. Government Securities Money Market Fund (the “Fund”) seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	I Shares
Management Fees	0.55%	0.55%
Distribution (12b-1) Fees	0.15%	None
Other Expenses	0.05%	0.05%
Acquired Fund Fees and Expenses	0.02%	0.02%

Total Annual Fund Operating Expenses	0.77%	0.62%

The Adviser and, as applicable, certain other Fund service providers, have voluntarily undertaken to reduce and/or subsidize certain expenses of the Fund to the extent necessary to maintain a minimum annualized yield of 0.02% for all share classes. This voluntary expense reduction and/or expense subsidy may be modified or discontinued at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$79	$246	$428	$954
I Shares	$63	$199	$346	$774

Principal Investment Strategies

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, repurchase agreements collateralized by these securities, and shares of registered money market funds that invest in the foregoing.

In selecting investments for purchase and sale, StableRiver Capital Management LLC, the Fund’s subadviser (“StableRiver” or the “Subadviser”), tries to increase income without adding undue risk by analyzing yields. The Subadviser actively manages the maturity of the Fund and its portfolio to maximize the Fund’s yield based on current market interest rates and the Subadviser’s outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

Principal Investment Risks

Income Risk: An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Mortgage and Asset Backed Security Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

Money Market Funds	7

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

Prepayment and Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

To the extent that the aggregate market value of the Fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.

A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
1.49%	0.01%
(12/31/00)	(12/31/09)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 0.02%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. To obtain information about the Fund’s current yield, call 1-888-784-3863.

	1 Year	5 Years	10 Years

A Shares	0.03%	2.54%	2.39%

I Shares	0.12%	2.68%	2.54%

iMoneyNet, Inc. Government & Agencies Retail Average	0.09%	2.57%	2.42%

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. StableRiver is the Fund’s subadviser.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amount for each share class is shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

8	Money Market Funds

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Money Market Funds	9

U.S. TREASURY MONEY MARKET FUND

Summary Section

A Shares and I Shares

Investment Objective

The U.S. Treasury Money Market Fund (the “Fund”) seeks as high a level of current income as is consistent with preservation of capital and liquidity. The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	I Shares
Management Fees	0.55%	0.55%
Distribution (12b-1) Fees	0.15%	None
Other Expenses	0.05%	0.05%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	0.76%	0.61%

The Adviser and, as applicable, certain other Fund service providers, have voluntarily undertaken to reduce and/or subsidize certain expenses of the Fund to the extent necessary to maintain a minimum annualized yield of 0.02% for all share classes. This voluntary expense reduction and/or expense subsidy may be modified or discontinued at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$78	$243	$422	$942
I Shares	$62	$195	$340	$762

Principal Investment Strategies

The Fund invests exclusively in U.S. Treasury obligations, repurchase agreements collateralized by obligations issued or guaranteed by the U.S. Treasury, and shares of registered money market funds that invest exclusively in the foregoing.

In selecting investments for purchase and sale, StableRiver Capital Management LLC, the Fund’s subadviser (“StableRiver” or the “Subadviser”) tries to increase income without adding undue risk by analyzing yields for various maturities. The Subadviser actively manages the maturity of the Fund to maximize the Fund’s yield based on current market interest rates and the Subadviser’s outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

Principal Investment Risks

Income Risk: An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

To the extent that the aggregate market value of the Fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.

A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

10	Money Market Funds

U.S. TREASURY MONEY MARKET FUND

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
1.46%	0.01%
(12/31/00)	(12/31/09)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 0.02%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. To obtain information about the Fund’s current yield, call 1-888-784-3863.

				Since
				Inception of
	1 Year	5 Years	10 Years	A Shares*

A Shares	0.02%	2.35%	N/A	2.02%

I Shares	0.08%	2.49%	2.36%	N/A

iMoneyNet, Inc. Treasury & Repo Retail Average	0.02%	2.34%	2.25%	2.25%

*	Since inception of the A Shares on November 12, 2003. Benchmark returns since October 31, 2003 (benchmark returns available only on a month end basis).

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. StableRiver is the Fund’s subadviser.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amount for each share class is shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website site for more information.

Money Market Funds	11

VIRGINIA TAX-FREE MONEY MARKET FUND

Summary Section

A Shares and I Shares

Investment Objective

The Virginia Tax-Free Money Market Fund (the “Fund”) seeks as high a level of current income that is exempt from federal and Virginia income taxes, while preserving capital and liquidity. The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	I Shares
Management Fees	0.40%	0.40%
Distribution (12b-1) Fees	0.15%	None
Other Expenses	0.07%	0.07%
Acquired Fund Fees and Expenses	0.02%	0.02%

Total Annual Fund Operating Expenses	0.64%	0.49%

The Adviser and, as applicable, certain other Fund service providers, have voluntarily undertaken to reduce and/or subsidize certain expenses of the Fund to the extent necessary to maintain a minimum annualized yield of 0.02% for all share classes. This voluntary expense reduction and/or expense subsidy may be modified or discontinued at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$65	$205	$357	$798
I Shares	$50	$157	$274	$616

Principal Investment Strategies

The Fund invests at least 80% of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. The Fund may also significantly invest in shares of other registered money market funds that have the same principal investment strategy. In addition, the Fund may invest up to 20% of its net assets in money market instruments subject to the alternative minimum tax. The Fund may invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for purchase and sale, StableRiver Capital Management LLC, the Fund’s subadviser (“StableRiver” or the “Subadviser”), analyzes the credit quality and structure of each security to minimize risk. The Subadviser actively manages the Fund’s average maturity based on current interest rates and the Subadviser’s outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

Principal Investment Risks

Income Risk: An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

Concentration Risk: The Fund’s concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies within Virginia.

Municipal Securities Risk: Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. The value of the municipal securities may decline because of a market perception that the issuer may not make payments on time. These securities are subject to the economic conditions and government policies of their respective state or municipality.

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of

12	Money Market Funds

VIRGINIA TAX-FREE MONEY MARKET FUND

interest or principal, or go bankrupt, reducing the Fund’s return. The lower the rating of a debt security, the higher its credit risk.

To the extent that the aggregate market value of the Fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.

A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
0.98%	0.02%
(6/30/10)	(12/31/09)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 0.04%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. To obtain information about the Fund’s current yield, call 1-888-784-3863.

	1 Year	5 Years	10 Years

A Shares	0.03%	1.87%	1.68%

I Shares	0.14%	2.02%	1.85%

iMoneyNet, Inc. Tax-Free Retail Average	0.14%	1.85%	1.66%

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. StableRiver is the Fund’s subadviser.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amount for each share class is shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
I Shares	None

Tax Information

The Fund intends to distribute income that is exempt from regular federal and Virginia income taxes. A portion of the Fund’s distributions may be subject to Virginia or federal income taxes or to the federal alternative minimum tax.

Money Market Funds	13

VIRGINIA TAX-FREE MONEY MARKET FUND

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

14

MORE INFORMATION ABOUT RISK

More Information About Risk

Fixed Income Risk

All Funds

The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund’s fixed income securities will decrease in value if interest rates rise and vice versa.

Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund’s income to decline. Income risk is generally higher for short-term bonds.

An additional risk of debt securities is reinvestment risk, which is the possibility that a Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause a Fund to reinvest those assets at a rate lower than originally anticipated.

Foreign Securities Risk

Prime Quality Money Market Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, unique to a country or region will affect those markets and their issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Mortgage-Backed and Asset-Backed Securities Risk

Prime Quality Money Market Fund
U. S. Government Securities Money Market Fund

Mortgage- and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage or asset-backed secured and unsecured cashflow producing assets such as automobile loans and leases, credit card receivables and other financial assets. The risks associated with these types of securities include: (1) prepayment risk that could result in earlier or later return of principal than expected and can lead to significant fluctuations in the value and realized yield of the securities; (2) liquidity/market risk which can result in higher than expected changes in security valuation and transactions costs especially in times of general market stress; and (3) credit risk that is associated with the underlying borrowers and can also be driven by general economic conditions which can result in the loss of invested principal.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of these securities generally will decline; however, when interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the

15

MORE INFORMATION ABOUT RISK

market’s perception of the creditworthiness of the issuers. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Municipal Securities Risk

Prime Quality Money Market Fund
Tax-Exempt Money Market Fund
Virginia Tax-Free Money Market Fund

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

In addition, a Fund’s concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

Regional Risk

Prime Quality Money Market Fund
Tax-Exempt Money Market Fund
Virginia Tax-Free Money Market Fund

To the extent that a Fund’s investments are concentrated in a specific geographic region, a Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting the Fund to additional risks.

Regulatory Risk

All Funds

The Securities and Exchange Commission (the “SEC”) recently amended the rules governing money market funds. In addition, the SEC continues to review the regulation of such funds. Any further changes by the SEC or additional legislative developments may affect a Money Market Fund’s operations, investment strategies, performance and yield.

Restricted Security Risk

Prime Quality Money Market Fund
Tax-Exempt Money Market Fund
Virginia Tax-Free Money Market Fund

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser and Subadviser intend to invest only in restricted securities that they believe present minimal liquidity risk.

Risk Information Common to RidgeWorth Funds

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser’s or Sub-Adviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser or Sub-Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

16

MANAGEMENT

Each Fund’s investment goal may be changed without shareholder approval. Before investing, make sure that the Fund’s goal matches your own.

The Funds are not managed to achieve tax efficiency, except for the Tax Exempt Money Market and Virginia Tax-Free Money Market Funds, which intend to distribute tax-exempt income.

More Information About Averages

An average is a composite of mutual funds with similar investment goals.

The iMoneyNet, Inc. First Tier Retail Average is a widely-recognized composite of money market funds that invest in securities rated in the highest category by at least two of the recognized rating agencies. The number of funds in the Average varies.

The iMoneyNet, Inc. Government & Agencies Retail Average is a widely-recognized composite of money market funds that invest in U.S. Treasury bills, repurchase agreements or securities issued by agencies of the U.S. Government. The number of funds in the Average varies.

The iMoneyNet, Inc. Tax-Free Retail Average is a widely recognized composite of money market funds that invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.

The iMoneyNet, Inc. Treasury & Repo Retail Average is a widely-recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (“SAI”).

Of course, a Fund cannot guarantee that it will achieve its investment goal.

Each Fund may invest in other money market mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.

Further, during certain interest rate environments, the gross yield of certain shares of money market funds may be less than the related expenses of that class. In these instances, shareholders of these Funds may not receive a monthly income payment, or may receive a much smaller payment than during a more typical interest rate environment.

Third-Party Ratings

Fund	S&P1	Moody’s2	NAIC[3]

Prime Quality Money Market Fund	AAAm	Aaa	Class 1 Approved
U.S. Government Securities Money Market Fund	AAAm	Aaa	Class 1 Approved
U.S. Treasury Money Market Fund	AAAm	Aaa	U.S. Direct Obligations/ Full Faith and Credit Exempt

[1]	Standard & Poor’s Ratings Services

[2]	Moody’s Investors Service

[3]	National Association of Insurance Commissioners

Information About Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the SAI.

Management

The Board of Trustees (the “Board”) is responsible for the overall supervision and management of the business and affairs of the Funds. The Board supervises the Adviser and Subadviser and establishes policies that the Adviser and Subadviser must follow in their fund related management activities. The day-to-day operations of the Funds are the responsibilities of the officers and various service organizations retained by the Funds.

17

MANAGEMENT

Investment Adviser

RidgeWorth Investments, 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. In addition to being an investment adviser registered with the Securities and Exchange Commission (the “SEC”), RidgeWorth is a money-management holding company with multiple style- focused investment boutiques. As of June 30, 2010, the Adviser had approximately $61.5 billion in assets under management. The Adviser is responsible for overseeing the Subadviser to ensure compliance with each Fund’s investment policies and guidelines and monitors each Subadviser’s adherence to its investment style. The Adviser also executes transactions with respect to specific securities selected by the Subadviser for purchase and sale by the Funds. The Adviser pays the Subadviser out of the fees it receives from the Funds.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the SAI. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

For the fiscal year ended March 31, 2010, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund’s average daily net assets of:

Prime Quality Money Market Fund	0.22%
Tax-Exempt Money Market Fund	0.21%
U.S. Government Securities Money Market Fund	0.17%
U.S. Treasury Money Market Fund	0.10%
Virginia Tax-Free Money Market Fund	0.20%

The following breakpoints are used in computing the advisory fee:

Average Daily Net Assets	Discount From Full Fee

First $1 billion	None — Full Fee
Next $1.5 billion	5%
Next $2.5 billion	10%
Over $5 billion	20%

Based on average daily net assets as of March 31, 2010, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds’ asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

Prime Quality Money Market Fund	0.55%
Tax-Exempt Money Market Fund	0.45%

*	Fund expenses in the “Annual Fund Operating Expenses” tables shown earlier in this prospectus reflect the advisory breakpoints.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser appears in the Funds’ annual report to shareholders for the period ended March 31, 2010.

Investment Subadviser

The Subadviser is responsible for managing the portfolios of the Funds on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Funds under the supervision of the Adviser and the Board.

Information about the Subadviser and the individual portfolio managers of the Funds is discussed below. The SAI provides additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers’ ownership of securities in the Funds.

StableRiver Capital Management LLC (“StableRiver”)
50 Hurt Plaza, Suite 1400,
Atlanta, Georgia 30303
www.stableriver.com

StableRiver, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 23 years

18

PURCHASING, SELLING AND EXCHANGING FUND SHARES

functioning as RidgeWorth’s fixed income investment management team. As of June 30, 2010, StableRiver had approximately $27.3 billion in assets under management.

StableRiver focuses on delivering high-quality fixed income strategies to institutional investors. As the name suggests, StableRiver has a firmly established, steadfast investment process that follows a predictable course of action — even in unpredictable market cycles. The firm’s multi-faceted strategy employs top-down management with bottom-up security selection incorporating comprehensive risk management and compliance systems.

StableRiver is responsible for managing the portfolios of the Funds on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Funds under the supervision of the Adviser and the Board. A discussion regarding the basis for the Boards’ approval of the investment subadvisory agreement appears in the Funds’ annual report to shareholders for the period ending March 31, 2010.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange A Shares, C Shares, and I Shares of the Funds. C Shares of the Prime Quality Money Market Fund are available only through exchanges of C Shares of other RidgeWorth Funds. C Shares of the Prime Quality Money Market Fund (i) are subject to a 1% contingent deferred sales charge (“CDSC”) if you redeem your shares within one year of the date you purchased the original RidgeWorth Fund C Shares and (ii) have higher annual expenses than A Shares of the Prime Quality Money Market Fund. Investors purchasing or selling shares through a pension or 401(k) plan should also refer to their Plan documents.

Participants in retirement plans must contact their Employee Benefits Office or their Plan’s Administrator for information regarding the purchase, redemption or exchange of shares. Plans may require separate documentation and the plan’s policies and procedures may be different than those described in this prospectus. Participants should contact their employee benefits office or plan administrator for questions about their specific accounts.

If your I Shares are held in a retirement plan account, the rules and procedures you must follow as a plan participant regarding the purchase, redemption or exchange of I Shares may be different from those described in this prospectus. Review the information you have about your retirement plan.

How to Purchase Fund Shares

Purchasing A Shares and C Shares

You may purchase A Shares and C Shares of the Funds through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.

Your investment professional can assist you in opening a brokerage account that will be used for purchasing shares of RidgeWorth Funds.

Shareholders who purchase shares directly from the Funds may purchase additional Fund shares by:

•	Mail

•	Telephone (1-888-784-3863)

•	Wire

•	Fax (1-800-451-8377)

•	Automated Clearing House (“ACH”)

The Funds do not accept cash, credit card checks, third-party checks, travelers’ checks, money orders, bank starter checks, or checks drawn in a foreign currency, as payment for Fund shares.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered RidgeWorth Funds account as reimbursement.

Purchasing I Shares

The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. These accounts primarily consist of:

•	assets of a bona fide trust,

19

PURCHASING, SELLING AND EXCHANGING FUND SHARES

•	assets of a business entity possessing a tax identification number,

•	assets of an employee benefit plan,

•	assets held within select fee-based programs, or

•	assets held within certain non-discretionary intermediary no-load platforms.

Employee benefit plans generally include profit sharing, 401(k) and 403(b) plans. Employee benefit plans generally do not include IRAs; SIMPLE, SEP, SARSEP plans; plans covering self-employed individuals and their employees or health savings accounts unless you, as a customer of a financial institution or intermediary, meet the Funds’ established criteria as described above.

As a result, you, as a customer of a financial institution or intermediary, may, under certain circumstances that meet the Funds’ established criteria, be able to purchase I Shares through accounts made with select financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, you may have, or be given, the right to vote your I Shares. Financial institutions or intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may differ from those imposed by the Funds. Please contact your financial institution or intermediary for complete details for purchasing I Shares.

I Shares may also be purchased directly from the Funds by officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of:

•	RidgeWorth Funds,

•	Subadvisers to the RidgeWorth Funds, or

•	SunTrust Banks, Inc. and its subsidiaries.

Validation of current employment/service will be required upon establishment of the account. The Funds, in their sole discretion, may determine if an applicant qualifies for this program.

In-Kind Purchases — I Shares

Payment for I Shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863.

When Can You Purchase Shares? — A Shares, C Shares and I Shares

The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open for settlement (a “Business Day”). The RidgeWorth Funds reserve the right to open one or more Funds on days that the principal bond markets (as recommended by SIFMA (Securities Industry and Financial Markets Association)) are open and the Fed is open for settlement even if the NYSE is closed. Each Fund calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

For you to be eligible to receive dividends declared on the day you submit your purchase order, a Fund or its authorized agent must receive your purchase order in proper form before the time shown in the table below and must receive federal funds (readily available funds) before 6:00 p.m. Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as the Fund receives federal funds before calculating its NAV the following day.

Time
Fund	(Eastern Time)

Tax-Exempt Money Market Fund	10:30 a.m.
Virginia Tax-Free Money Market Fund	10:30 a.m.
Prime Quality Money Market Fund	3:00 p.m.
U.S. Government Securities Money Market Fund	3:00 p.m.
U.S. Treasury Money Market Fund	3:00 p.m.

The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early or if the principal bond markets close early on days when the NYSE is closed. For those Funds that open on days when the NYSE is closed, these times will be the time the principal bond markets close.

20

PURCHASING, SELLING AND EXCHANGING FUND SHARES

The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

You may be required to transmit your purchase sale and exchange orders to your financial institutions or intermediaries at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your order and transmit it to the transfer agent in time to meet the above stated Fund cut-off times. For more information about how to purchase, sell or exchange Fund shares, including a specific financial institution’s or intermediary’s internal order entry cut-off times, please contact your financial institution or intermediary directly.

A Fund may reject any purchase order.

How the Funds Calculate NAV — A Shares, C Shares, and I Shares

NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If the Subadviser determines in good faith that this method is unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or at fair value as determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

The prices for many securities held by the Funds are provided by independent pricing services approved by the Board.

Minimum/Maximum Purchases — A Shares, C Shares and I Shares

To purchase A Shares or C Shares for the first time, you must invest in any Fund at least $2,000 dollars in any Fund.

Purchases of C Shares of the Prime Quality Money Market Fund requested in an amount of $1,000,000 or more will automatically be made in A Shares of that Fund.

Your subsequent investments must be made in amounts of at least $1,000. The Funds may accept investments of smaller amounts for either class of shares at its discretion.

For investors who qualify to purchase I Shares, there are no minimum or maximum requirements for initial or subsequent purchases.

Systematic Investment Plan — A Shares and C Shares

If you have a checking or savings account with a bank, you may purchase A Shares and C Shares automatically through regular deductions from your bank account. With a $500 minimum initial investment, you may begin regularly-scheduled investments of $50 or more once or twice a month. If you are buying C Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Funds may close your account if you do not meet this minimum investment requirement at the end of two years.

Customer Identification

Foreign Investors

To purchase A Shares and C Shares of the Funds, you must be a U.S. citizen, a U.S. resident alien, or a U.S. entity, with a U.S. tax identification number, and reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses). If you owned shares on July 31, 2006, you may keep your account open even if you do not reside in the U.S. or its territories, but you may not make additional purchases or exchanges.

The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities. Investors in I Shares generally must reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses) and have a U.S. tax identification number.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security Number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

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PURCHASING, SELLING AND EXCHANGING FUND SHARES

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

Sales Charges — C Shares

Contingent Deferred Sales Charges (“CDSC”) — C Shares

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But, if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% of either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. So, you never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to shares you purchase through reinvestment of dividends or distributions or to exchanges of C Shares of one Fund for C Shares of another Fund.

Waiver of CDSC

The CDSC will be waived if you sell your C Shares for the following reasons:

•	Death or Post-purchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)

–	You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

–	You die or become disabled after the account is opened;

–	Redemption must be made within 1 year of such death/disability;

–	The Funds must be notified in writing of such death/disability at time of redemption request;

–	The Funds must be provided with satisfactory evidence of death (death certificate) or disability (doctor’s certificate specifically referencing disability as defined in 72(m)(7) referenced above).

•	Shares purchased through dividend and capital gains reinvestment.

•	Participation in the Systematic Withdrawal Plan described below:

–	Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject

22

PURCHASING, SELLING AND EXCHANGING FUND SHARES

to the CDSC, will be included in calculating the account value and 10% limitation amount;

–	If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;

–	To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

•	Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account (IRA). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

•	Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

•	Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

The C Shares CDSC will be waived for certain retirement plan providers that have entered into administrative agreements with the Funds. Please see the SAI for more information on this program.

Offering Price of Fund Shares — A Shares, C Shares, and I Shares

The offering price of A Shares is the NAV next calculated after the transfer agent receives your request, in proper form, plus any front-end sales charge. The offering price of C Shares and I Shares is simply the next calculated NAV.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Funds’ website at www.ridgeworthfunds.com.

How to Sell Your Fund Shares

You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Selling A Shares and C Shares

If you own your A Shares or C Shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Funds.

Shareholders who purchased shares directly from the Funds may sell their Fund Shares by:

•	Mail

•	Telephone (1-888-784-3863)

•	Wire

•	Fax (1-800-451-8377)

•	ACH

Selling I Shares

You may sell your I Shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request in proper form.

Redemption orders must be received by the Prime Quality Money Market Fund on any Business Day before 3:00 p.m., Eastern Time. Orders received after 3:00 p.m., Eastern Time will be executed the following Business Day.

23

PURCHASING, SELLING AND EXCHANGING FUND SHARES

A Medallion Signature Guarantee♦ — A Shares, C Shares and I Shares

A Medallion Signature Guarantee by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

•	made payable to someone other than the registered shareholder;

•	sent to an address or bank account other than the address or bank account of record; or

•	sent to an address or bank account of record that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.

♦	Medallion Signature Guarantee: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.

Sale Price of Fund Shares — A Shares, C Shares and I Shares

The sale price of each share will be the next NAV determined after the Funds receive your request, in proper form, less, in the case of C Shares, any applicable CDSC.

Redemption orders must be received by the Funds on a Business Day before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and the Virginia Tax-Free Money Market Fund or before 3:00 p.m., Eastern Time for the Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund and the U.S. Treasury Money Market Fund. Orders received after these times will be executed the following Business Day.

Systematic Withdrawal Plan — A Shares and C Shares

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, may be electronically transferred to your account. Please check with your bank. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under “Waiver of the CDSC.”

Receiving Your Money — A Shares, C Shares and I Shares

Under normal circumstances, if a Fund receives your order before the Fund’s cut-off time (as set forth under “How to Sell Your Fund Shares”), the Fund will make available to you the proceeds that same business day, by wire. Otherwise, except as permitted by federal securities laws your redemption proceeds will be paid within seven days after the Fund receives the redemption request in good order.

Redemptions In Kind — A Shares, C Shares and I Shares

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares — A Shares and C Shares

If your account balance drops below the required minimum as a result of redemptions you may be required to sell your shares. The account balance minimums are:

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)

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PURCHASING, SELLING AND EXCHANGING FUND SHARES

But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares — A Shares, C Shares and I Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the SAI.

How to Exchange Your Shares — A Shares and C Shares

You may exchange your A Shares or C Shares on any Business Day by contacting the Funds or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under “Market Timing Policies and Procedures” below.

If you recently purchased shares by check, or through ACH, you may not be able to exchange your shares until your funds have cleared (which may take up to 15 calendar days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days notice.

Exchanges

When you exchange shares, you are really selling your shares of one Fund and buying shares of another RidgeWorth Fund. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange requests, in proper form.

A Shares

You may exchange A Shares of any Fund for A Shares of any other RidgeWorth Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a RidgeWorth Fund with a sales charge or with a higher sales charge, the exchange is subject to a sales charge equal to the difference between the lower and higher applicable sales charges. If you exchange shares into a RidgeWorth Fund with the same, lower or no sales charge there is no sales charge for the exchange.

The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the RidgeWorth Fund into which you are making the exchange.

C Shares

You may exchange C Shares of any Fund for C Shares of any other RidgeWorth Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

Telephone Transactions — A Shares, C Shares and I Shares

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

•	redemption checks must be made payable to the registered shareholder; and

•	redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

25

MARKET TIMING POLICIES AND PROCEDURES

Market Timing Policies and Procedures

Each Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. Each Fund is designed to serve as short-term cash equivalent investments for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Funds’ investments, and money market instruments in general, and the Funds’ intended purpose to serve as short-term investment vehicles for shareholders, the Adviser has informed the Board that it believes that it would not be in shareholders’ best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Funds. As a result, the Board has not adopted a Fund policy or procedures with respect to frequent purchases and redemptions.

Distribution of Fund Shares

The A Shares and C Shares of each Fund have each adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While C Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 1% of the amount invested to broker-dealers and other financial intermediaries who sell C Shares. Through the distribution plan, the distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor.

For A Shares, each Fund’s distribution plan authorizes payment of up to the amount shown under “Maximum Fee” in the table that follows. Currently, however, the Board has only approved payment of up to the amount shown under “Current Approved Fee” in the table that follows. Fees are shown as a percentage of average daily net assets of the Fund’s A Shares.

		Current
	Maximum	Approved
	Fee	Fee
Prime Quality Money Market Fund	0.20%	0.15%
Tax-Exempt Money Market Fund	0.15%	0.15%
U.S. Government Securities Money Market Fund	0.17%	0.15%
U.S. Treasury Money Market Fund	0.15%	0.15%
Virginia Tax-Free Money Market Fund	0.20%	0.15%

For C Shares of the Prime Quality Money Market Fund, the maximum distribution fee is 0.25% of the average daily net assets of the Fund’s C Shares.

The Funds may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.

From their own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by a Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Please refer to the SAI for more information regarding these arrangements.

26

DIVIDENDS AND DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund declares dividends daily and pay these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

401(k) Plan participants will receive dividends and distributions in the form of additional Fund shares if the participant owns shares of the Fund on the date the dividend or distribution is allocated by the Plan. Therefore, a participant will not receive a dividend or distribution if the participant does not own shares of the Fund on the date the dividend or distribution is allocated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state, and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. More information on taxes is in the SAI.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through a 401(k) Plan or any other employer-sponsored retirement or savings plan that qualifies for tax-advantaged treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Redemptions of Fund shares resulting in withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty tax in the case of premature withdrawals. If you have questions about the tax consequences of 401(k) Plan withdrawals, you should consult your tax advisor or plan administrator.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced rates applicable to qualified dividend income. Each Fund will inform you of the amount of your ordinary income dividends. Each sale or exchange of Fund shares may be a taxable event; however, because the Funds expect to maintain a stable $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale or exchange of your Fund shares. A transfer from one share class to another in the same RidgeWorth Fund should not be a taxable event.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund intend to distribute federally tax-exempt income. Both of these Funds may invest a portion of their assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable. These Funds expect to pay “exempt interest dividends” that are generally excludable from an investor’s gross income for regular federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for federal alternative minimum tax and for state (including state alternative minimum tax) and local taxes, both for individual and corporate shareholders.

The Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund and the U.S. Treasury Money Market Fund expect to distribute primarily ordinary income. In addition, a significant portion of each of these three Funds’ distributions may represent interest earned on U.S. obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

More information about taxes is in the SAI.

27

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds’ financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2010 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Funds’ website at www.ridgeworth.com.

													Ratio of
			Net									Ratio of	Net	Ratio of
			Realized									Net	Investment	Expenses to
			and			Distributions		Net				Expenses	Income	Average
	Net Asset	Net	Unrealized		Dividends	from	Total	Asset				to	to	Net Assets
	Value,	Investment	Gains		from Net	Realized	Dividends	Value,			Net Assets,	Average	Average	(Excluding
	Beginning	Income	(Losses) on	Total From	Investment	Capital	and	End of	Total		End of	Net	Net	Waivers and
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Period	Return(1)		Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)
Prime Quality Money Market Fund
I Shares
Year Ended March 31, 2010	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.09%		$2,381,233	0.31%	0.10%	0.59%
Year Ended March 31, 2009	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.55	(a)	3,448,997	0.55	1.55 (a)	0.55
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.46	(b)	3,834,993	0.52	4.34 (b)	0.52
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.83		3,248,781	0.53	4.73	0.53
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.25		2,976,881	0.58	3.19	0.61
A Shares
Year Ended March 31, 2010	1.00	—	—	—	—	—	—	1.00	0.02		2,492,632	0.39	0.02	0.74
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.40	(a)	3,822,051	0.69	1.51 (a)	0.70
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.30	(b)	6,523,136	0.67	4.21 (b)	0.67
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.67		5,917,224	0.68	4.59	0.68
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.08		4,011,561	0.74	3.16	0.76
C Shares
Year Ended March 31, 2010	1.00	—	—	—	—	—	—	1.00	0.02		1,135	0.39	0.02	0.84
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.31	(a)	2,246	0.78	1.45 (a)	0.79
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.20	(b)	4,129	0.77	4.11 (b)	0.77
Year Ended March 31, 2007	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.57		3,733	0.78	4.47	0.78
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.01		3,991	0.82	2.81	1.10
Tax-Exempt Money Market Fund
I Shares
Year Ended March 31, 2010	1.00	—	—	—	—	—	—	1.00	0.11		1,539,158	0.27	0.11	0.51
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.20		1,568,626	0.48	1.18	0.50
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.94		1,573,560	0.48	2.85	0.48
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.15		1,157,688	0.48	3.10	0.48
Year Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.27		1,172,717	0.50	2.25	0.53
A Shares
Year Ended March 31, 2010	1.00	—	—	—	—	—	—	1.00	0.02		213,399	0.37	0.02	0.66
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.05		358,910	0.63	1.07	0.65
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.78		590,345	0.63	2.75	0.63
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.00		594,416	0.63	2.95	0.63
Year Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.12		671,164	0.65	2.10	0.68

See Notes to Financial Highlights.

28

FINANCIAL HIGHLIGHTS

												Ratio of
			Net								Ratio of	Net	Ratio of
			Realized								Net	Investment	Expenses to
			and			Distributions		Net			Expenses	Income	Average
	Net Asset	Net	Unrealized		Dividends	from	Total	Asset			to	to	Net Assets
	Value,	Investment	Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	(Excluding
	Beginning	Income	(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Waivers and
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)
U.S. Government Securities Money Market Fund
I Shares
Year Ended March 31, 2010	$1.00	$—	$—	$—	$—	$—	$—	$1.00	0.07%	$729,297	0.22%	0.07%	0.60%
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.16	879,234	0.57	1.32	0.58
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.12	2,108,351	0.58	3.71	0.58
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.62	691,145	0.59	4.56	0.59
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.07	413,893	0.62	2.99	0.65
A Shares
Year Ended March 31, 2010∧	1.00	—	—	—	—	—	—	1.00	0.02	180,878	0.30	0.02	0.75
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.01	344,238	0.72	0.96	0.74
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.96	333,593	0.74	3.86	0.74
Year Ended March 31, 2007	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.46	257,949	0.74	4.37	0.74
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.91	253,648	0.77	2.91	0.80
U.S. Treasury Money Market Fund
I Shares
Year Ended March 31, 2010	1.00	—	—	—	—	—	—	1.00	0.05	796,213	0.15	0.06	0.60
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.75	1,238,400	0.41	0.72	0.58
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.67	1,130,334	0.58	3.57	0.59
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.61	1,025,065	0.58	4.50	0.58
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.99	1,650,172	0.60	2.98	0.63
A Shares
Year Ended March 31, 2010	1.00	—	—	—	—	—	—	1.00	0.02	329,380	0.17	0.02	0.75
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.61	262,284	0.48	0.31	0.73
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.52	101,460	0.73	3.03	0.74
Year Ended March 31, 2007	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.45	31,554	0.73	4.41	0.73
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.84	12,366	0.75	3.12	0.76
Virginia Tax-Free Money Market Fund
I Shares
Year Ended March 31, 2010	1.00	—	—	—	—	—	—	1.00	0.11	162,341	0.28	0.11	0.50
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.25	202,553	0.46	1.28	0.47
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.97	294,937	0.44	2.91	0.45
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.14	230,191	0.45	3.09	0.45
Year Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.33	226,319	0.46	2.28	0.46
A Shares
Year Ended March 31, 2010	1.00	—	—	—	—	—	—	1.00	0.02	152,538	0.38	0.02	0.65
Year Ended March 31, 2009	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.09	237,685	0.61	1.17	0.62
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.82	418,242	0.59	2.75	0.60
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.98	378,541	0.60	2.94	0.60
Year Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.16	303,752	0.62	2.12	0.68

See Notes to Financial Highlights.

29

NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return excludes sales charge. Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(a)	During the year ended March 31, 2009 the Fund received certain payments by an affiliate. These payments had no impact to the ratio of net investment income to average net assets. Absent these payments, the total return would have been 0.55%, 0.40% and 0.31% for I Shares, A Shares and C Shares, respectively.

(b)	During the year ended March 31, 2008, the Fund received certain payments by an affiliate. Absent these payments, the ratio of net investment income to average net assets would have been 4.14% for I Shares, 4.01% for A Shares and 3.91% for C Shares. There was no impact to the total return as a result of these payments.

Amounts designated as “—” are $0 or have been rounded to $0.

PRIVACY POLICY

RidgeWorth Funds

Our Privacy Policy

At RidgeWorth Funds, we recognize the sensitive nature of your personal financial information and take every precaution to protect your privacy. In providing services to you as an individual who owns or is considering investing in shares of RidgeWorth Funds, we collect certain nonpublic personal information about you. Our policy is to safeguard this information and keep it confidential, and to use or disclose it only as necessary to provide services to you or as otherwise required or permitted by law. When you entrust us with your financial information, it will be used only within our strict guidelines. Our privacy policy and practices apply equally to nonpublic personal information about former shareholders and individuals who have inquired about RidgeWorth Funds.

Information We Collect

“Nonpublic personal information” is personally identifiable financial information about you as an individual or your family. The type of nonpublic personal information we have about you may include the information you provide on your account application; information you provide in telephone calls or correspondence with us; information about your transactions and holdings in RidgeWorth Funds, and information about how you vote your shares.

Information We Disclose

RidgeWorth Funds’ policy is to only disclose nonpublic personal information about you to companies that provide necessary services such as RidgeWorth Funds’ transfer agent, distributor, administrator or investment adviser; affiliates of RidgeWorth Funds, or as may otherwise be permitted or required by law or authorized by you.

How We Safeguard Your Information

We restrict access to nonpublic personal information about you to those persons who are required to have certain information in order to provide services to you, or who are permitted by law to receive it. We have strict internal policies against unauthorized disclosure or use of customer information. We maintain customer information as mandated by financial regulations, and policies and procedures are in place for appropriate confidential destruction of all restricted access data.

If you have any questions regarding our Privacy Policy, please call 1-888-784-3863.

This is not part of the Prospectus.

Investment Adviser:
RidgeWorth Investments 50 Hurt Plaza, Suite 1400 Atlanta, Georgia 30303 www.ridgeworth.com

Investment Subadviser:
StableRiver Capital Management LLC 50 Hurt Plaza, Suite 1300 Atlanta, GA 30303 www.stableriver.com

More information about the RidgeWorth Funds is available without charge through the following:

Statement of Additional Information (SAI):
The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports:
These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

Telephone:	Shareholder Services 1-888-784-3863

Mail:
RidgeWorth Funds
3435 Stelzer Road
Columbus, Ohio 43219

Website: www.ridgeworth.com

SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.

Collective Strength Individual Insight is a federally registered service mark of RidgeWorth Investments.

RFPRO-MM-0810

EQUITY FUNDS A, C, & I SHARES PROSPECTUS August 1, 2010 Investment Adviser: RidgeWorth Investments®

	Class A	Class C	Class I
	Shares	Shares	Shares
Value Funds
Subadviser: Ceredex Value Advisors LLC
• Large Cap Value Equity Fund	SVIIX	SVIFX	STVTX
• Mid-Cap Value Equity Fund	SAMVX	SMVFX	SMVTX
• Small Cap Value Equity Fund	SASVX	STCEX	SCETX

Core Funds
Subadviser: IronOak Advisors LLC
• Large Cap Core Equity Fund	CFVIX	CVIBX	CRVAX
• Mid-Cap Core Equity Fund	SCAIX	SCMEX	SAGTX

Growth Funds
Subadviser: Silvant Capital Management LLC
• Large Cap Growth Stock Fund	STCIX	STCFX	STCAX
• Select Large Cap Growth Stock Fund	SXSAX	STTFX	STTAX
• Small Cap Growth Stock Fund	SCGIX	SSCFX	SSCTX

Subadviser: Zevenbergen Capital Investments LLC
• Aggressive Growth Stock Fund	SAGAX		SCATX
• Emerging Growth Stock Fund	SCEAX		SEGTX

International/Quantitative Funds
Subadviser: Certium Asset Management LLC
• International Equity Fund	SCIIX		STITX
• International Equity Index Fund	SIIIX		SIEIX
• Large Cap Quantitative Equity Fund	SQEAX		SQETX

130/30 Funds
Subadviser: Alpha Equity Management LLC
• International Equity 130/30 Fund	SIELX		SCEIX
• Real Estate 130/30 Fund	SREGX		SRIEX
• U.S. Equity 130/30 Fund	SUEAX		SUEIX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RidgeWorth Investments® is the trade name of RidgeWorth Capital Management, Inc.

About This Prospectus

RidgeWorth Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. RidgeWorth Funds is an open-end management investment company (commonly known as a mutual fund) established under Massachusetts law as a Massachusetts business trust. RidgeWorth Funds is required to comply with the Investment Company Act of 1940 as well as other federal securities laws that are applicable to all mutual funds. This prospectus gives you important information about the A Shares, C Shares and I Shares of the Equity Funds (“Funds”) that you should know before investing. Please read this prospectus and keep it for future reference.

A Shares, C Shares and I Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

A Shares

•	Front-end sales charge

•	12b-1 fees

•	$2,000 minimum initial investment

C Shares

•	Contingent deferred sales charge

•	Higher 12b-1 fees

•	$5,000 minimum initial investment

I Shares are offered exclusively to financial institutions and intermediaries for their own accounts or for the accounts of their customers.

This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about each Fund, please see:

1	Value Funds

1	Large Cap Value Equity Fund

4	Mid-Cap Value Equity Fund

7	Small Cap Value Equity Fund

10	Core Funds

10	Large Cap Core Equity Fund

13	Mid-Cap Core Equity Fund

16	Growth Funds

16	Large Cap Growth Stock Fund

19	Select Large Cap Growth Stock Fund

22	Small Cap Growth Stock Fund

25	Aggressive Growth Stock Fund

28	Emerging Growth Stock Fund

31	International/Quantitative Funds

31	International Equity Fund

34	International Equity Index Fund

37	Large Cap Quantitative Equity Fund

40	130/30 Funds

40	International Equity 130/30 Fund

44	Real Estate 130/30 Fund

48	U.S. Equity 130/30 Fund

52	More Information About Risk

56	More Information About Indices

58	More Information About Fund Investments

58	Information About Portfolio Holdings

58	Management

62	Purchasing, Selling and Exchanging Fund Shares

70	Market Timing Policies and Procedures

71	Distribution of Fund Shares

72	Shareholder Servicing Plans

73	Dividends and Distributions

73	Taxes

75	Financial Highlights

Inside Back Cover	Privacy Policy

Back Cover	How to Obtain More Information About RidgeWorth Funds

August 1, 2010

Value Funds	1

LARGE CAP VALUE EQUITY FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Large Cap Value Equity Fund (the “Fund”) seeks capital appreciation. As a secondary goal, the Fund also seeks current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 65 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares
Management Fees	0.77%	0.77%	0.77%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses	0.05%	0.05%	0.05%

Total Annual Fund Operating Expenses	1.12%	1.82%	0.82%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$683	$911	$1,156	$1,860
C Shares	$285	$573	$985	$2,137
I Shares	$84	$262	$455	$1,014

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

A Shares	$683	$911	$1,156	$1,860
C Shares	$185	$573	$985	$2,137
I Shares	$84	$262	$455	$1,014

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. traded equity securities of large cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). Ceredex Value Advisors LLC (the “Subadviser”) considers large cap companies to be companies with market capitalizations similar to those of companies in the Russell 1000® Value Index. As of July 1, 2010, the market capitalization range of companies in the Russell 1000® Value Index was between approximately $684 million and $269 billion.

In selecting investments for purchase and sale, the Subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The Subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. Additionally, the common stocks purchased for the Fund generally pay dividends at the time of purchase

2	Value Funds

LARGE CAP VALUE EQUITY FUND

or are expected to pay dividends soon after their purchase.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

Principal Investment Risks

Equity Risk: Stock prices may fall over short or extended periods of time. The value of the Fund’s securities may fluctuate drastically from day to day.

Large Company Risk: Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies.

Smaller Company Risk: Small and mid-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of a larger company. Smaller companies may be newer or less established and may have limited resources, products and markets. They may be less liquid.

Style Risk (Value): A value investing style may be out of favor in the marketplace. The potential value of a security as perceived by the Subadviser may never be realized by the market.

ADR Risk: Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
15.26%	-19.89%
(6/30/09)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was -4.82%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax

Value Funds	3

LARGE CAP VALUE EQUITY FUND

returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	17.11%	0.64%	2.95%

C Shares Returns Before Taxes	22.46%	1.13%	2.83%

I Shares Returns Before Taxes	24.65%	2.15%	3.92%

I Shares Returns After Taxes on Distributions	24.23%	1.17%	3.14%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	16.47%	1.65%	3.12%

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	19.69%	-0.25%	2.47%

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Ceredex Value Advisors LLC is the Fund’s subadviser.

Portfolio Management

Mr. Mills Riddick, CFA, President and Chief Investment Officer of the Subadviser, has managed the Fund since April 1995.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and C Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

4	Value Funds

MID-CAP VALUE EQUITY FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Mid-Cap Value Equity Fund (the “Fund”) seeks capital appreciation. As a secondary goal, the Fund also seeks current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 65 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares
Management Fees	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses	0.05%	0.05%	0.05%

Total Annual Fund Operating Expenses	1.35%	2.05%	1.05%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$705	$978	$1,272	$2,105
C Shares	$308	$643	$1,103	$2,379
I Shares	$107	$334	$579	$1,283

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

A Shares	$705	$978	$1,272	$2,105
C Shares	$208	$643	$1,103	$2,379
I Shares	$107	$334	$579	$1,283

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 195% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. traded equity securities of mid-cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). Ceredex Value Advisors LLC (the “Subadviser”) considers mid-cap companies to be companies with market capitalizations similar to those of companies in the Russell Midcap® Index. As of July 1, 2010, the market capitalization range of companies in the Russell Midcap® Index was between approximately $684 million and $13.8 billion.

In selecting investments for purchase and sale, the Subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The Subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. Additionally, the common stocks purchased for the Fund generally pay dividends at the time of purchase

Value Funds	5

MID-CAP VALUE EQUITY FUND

or are expected to pay dividends soon after their purchase.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

Principal Investment Risks

Equity Risk: Stock prices may fall over short or extended periods of time. The value of the Fund’s securities may fluctuate drastically from day to day.

Smaller Company Risk: Small and mid-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of a larger company. Smaller companies may be newer or less established and may have limited resources, products and markets. They may be less liquid.

Style Risk (Value): A value investing style may be out of favor in the marketplace. The potential value of a security as perceived by the Subadviser may never be realized by the market.

ADR Risk: Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
24.79%	-23.38%
(9/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was -0.10%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax

6	Value Funds

MID-CAP VALUE EQUITY FUND

returns are shown for only the I Shares. After-tax returns for other classes will vary.

			Since
	1 Year	5 Years	Inception*

A Shares Returns Before Taxes	38.07%	4.62%	8.52%

C Shares Returns Before Taxes	44.73%	5.17%	6.19%

I Shares Returns Before Taxes	46.98%	6.17%	7.08%

I Shares Returns After Taxes on Distributions	46.66%	3.50%	5.22%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	30.87%	4.14%	5.32%

Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	34.21%	1.98%	N/A

Since Inception of the C and I Shares	N/A	N/A	7.34%

Since Inception of the A Shares	N/A	N/A	6.78%

*	Since inception of the C Shares and I Shares on November 30, 2001 and the A Shares on October 27, 2003.

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Ceredex Value Advisors LLC is the Fund’s subadviser.

Portfolio Management

Mr. Don Wordell, CFA, Managing Director of the Subadviser, has managed the Fund since its inception in November 2001.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and C Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Value Funds	7

SMALL CAP VALUE EQUITY FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Small Cap Value Equity Fund (the “Fund”) seeks capital appreciation. As a secondary goal, the Fund also seeks current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 65 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares
Management Fees	1.15%	1.15%	1.15%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses	0.07%	0.07%	0.07%

Total Annual Fund Operating Expenses	1.52%	2.22%	1.22%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$721	$1,028	$1,356	$2,283
C Shares	$325	$694	$1,190	$2,554
I Shares	$124	$387	$670	$1,477

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

A Shares	$721	$1,028	$1,356	$2,283
C Shares	$225	$694	$1,190	$2,554
I Shares	$124	$387	$670	$1,477

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). Ceredex Value Advisors LLC (the “Subadviser”) considers small cap companies to be companies with market capitalizations between $50 million and $3 billion or with market capitalizations similar to those of companies in the Russell 2000® Value Index. As of July 1, 2010, the market capitalization range of companies in the Russell 2000® Value Index was between approximately $49 million and $2 billion.

In selecting investments for purchase and sale, the Subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The Subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. Additionally, the common stocks purchased for the

8	Value Funds

SMALL CAP VALUE EQUITY FUND

Fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

Principal Investment Risks

Equity Risk: Stock prices may fall over short or extended periods of time. The value of the Fund’s securities may fluctuate drastically from day to day.

Smaller Company Risk: Small and mid-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of a larger company. Smaller companies may be newer or less established and may have limited resources, products and markets. They may be less liquid.

Style Risk (Value): A value investing style may be out of favor in the marketplace. The potential value of a security as perceived by the Subadviser may never be realized by the market.

ADR Risk: Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. A Shares were offered beginning on October 9, 2003. Performance prior to October 9, 2003, with respect to A Shares, is that of I Shares of the Fund, and has not been adjusted to reflect A Share expenses. If it had been, performance would have been lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
19.65%	-26.62%
(9/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 1.52%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax

Value Funds	9

SMALL CAP VALUE EQUITY FUND

returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	27.84%	2.79%	10.67%

C Shares Returns Before Taxes	33.67%	3.82%	10.75%

I Shares Returns Before Taxes	36.04%	4.29%	11.54%

I Shares Returns After Taxes on Distributions	35.89%	1.51%	9.75%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	23.57%	3.31%	10.00%

Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	20.58%	-0.01%	8.27%

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Ceredex Value Advisors LLC is the Fund’s subadviser.

Portfolio Management

Mr. Brett Barner, CFA, Managing Director of the Subadviser, has managed the Fund since its inception in August 1994.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and C Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

10	Core Funds

LARGE CAP CORE EQUITY FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Large Cap Core Equity Fund (the “Fund”) seeks long-term capital appreciation. As a secondary goal, the Fund also seeks current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 65 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

	A Shares	C Shares	I Shares
Management Fees	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.07%	0.07%	0.07%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	1.18%	1.93%	0.93%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$688	$928	$1,187	$1,924
C Shares	$296	$606	$1,042	$2,254
I Shares	$95	$296	$515	$1,143

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

A Shares	$688	$928	$1,187	$1,924
C Shares	$196	$606	$1,042	$2,254
I Shares	$95	$296	$515	$1,143

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). IronOak Advisors LLC (the “Subadviser”) considers large cap companies to be companies with market capitalizations similar to those of companies in the S&P 500 Index. As of July 1, 2010, the market capitalization range of companies in the S&P 500 Index was between approximately $1 billion and $269 billion.

The Subadviser believes that a portfolio of stocks with attractive fundamental characteristics purchased at a reasonable valuation will provide above average returns over time. In selecting investments for purchase and sale, the Subadviser chooses companies that, in its opinion, offer above average stock appreciation potential relative to other companies in the same economic sector. The Subadviser uses

Core Funds	11

LARGE CAP CORE EQUITY FUND

sector-specific factors to highlight companies whose characteristics are currently attractive versus market peers. The Subadviser performs fundamental research to evaluate securities for the portfolio. The Subadviser’s approach attempts to identify a well-defined “investment thesis” (what it believes a company’s prospects may be over the next 12 to 18 months) based on competitive positioning, business model, and potential catalysts and risks.

The Subadviser seeks securities with an attractive risk/return profile, improving fundamentals and earnings outlook, and relative financial strength and flexibility. The Subadviser may sell a security when the investment thesis is realized, the investment thesis breaks down, or a more attractive alternative presents itself.

The Subadviser believes a diversified approach to portfolio management is a critical component of the overall investment process.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

Principal Investment Risks

Equity Risk: Stock prices may fall over short or extended periods of time. The value of the Fund’s securities may fluctuate drastically from day to day.

Large Company Risk: Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies.

Smaller Company Risk: Small and mid-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of a larger company. Smaller companies may be newer or less established and may have limited resources, products and markets. They may be less liquid.

ADR Risk: Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
15.73%	-22.03%
(6/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was -8.03%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are

12	Core Funds

LARGE CAP CORE EQUITY FUND

shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	21.16%	-0.59%	0.70%

C Shares Returns Before Taxes	26.73%	-0.14%	0.54%

I Shares Returns Before Taxes	29.00%	0.86%	1.52%

I Shares Returns After Taxes on Distributions	28.72%	-0.12%	0.84%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	19.15%	0.75%	1.21%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. IronOak Advisors LLC is the Fund’s subadviser.

Portfolio Management

Mr. Jeffrey E. Markunas, CFA, President and Chief Investment Officer of the Subadviser, has managed the Fund since its inception in September 1992.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and C Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Core Funds	13

MID-CAP CORE EQUITY FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Mid-Cap Core Equity Fund (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 65 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares

Management Fees	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses	0.11%	0.11%	0.11%

Total Annual Fund Operating Expenses	1.41%	2.11%	1.11%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$710	$996	$1,302	$2,169
C Shares	$314	$661	$1,134	$2,441
I Shares	$113	$353	$612	$1,352

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

A Shares	$710	$996	$1,302	$2,169
C Shares	$214	$661	$1,134	$2,441
I Shares	$113	$353	$612	$1,352

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of mid-cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). IronOak Advisors LLC (the “Subadviser”) considers mid-cap companies to be companies with market capitalizations similar to those of companies in the Russell Midcap® Index. As of July 1, 2010, the market capitalization range of companies in the Russell Midcap® Index was between approximately $684 million and $13.8 billion.

The Subadviser believes that a portfolio of stocks with attractive fundamental characteristics purchased at a reasonable valuation will provide above average returns over time. In selecting investments for purchase and sale, the Subadviser chooses companies that, in its opinion, offer above average stock appreciation potential relative to other companies in the same economic sector.

14	Core Funds

MID-CAP CORE EQUITY FUND

The Subadviser uses sector-specific factors to highlight companies whose characteristics are currently attractive versus market peers. The Subadviser performs fundamental research to evaluate securities for the portfolio. The Subadviser’s approach attempts to identify a well-defined “investment thesis” (what it believes a company’s prospects may be over the next 12 to 18 months) based on competitive positioning, business model, and potential catalysts and risks. The Subadviser seeks securities with an attractive risk/return profile, improving fundamentals and earnings outlook, and relative financial strength and flexibility. The Subadviser may sell a security when the investment thesis is realized, the investment thesis breaks down, or a more attractive alternative presents itself.

The Subadviser believes a diversified approach to portfolio management is a critical component of the overall investment process.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

Principal Investment Risks

Equity Risk: Stock prices may fall over short or extended periods of time. The value of the Fund’s securities may fluctuate drastically from day to day.

Smaller Company Risk: Small and mid-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of a larger company. Smaller companies may be newer or less established and may have limited resources, products and markets. They may be less liquid.

ADR Risk: Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
23.24%	-27.09%
(12/31/01)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was -2.36%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are

Core Funds	15

MID-CAP CORE EQUITY FUND

shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	27.17%	-0.38%	0.25%

C Shares Returns Before Taxes	32.87%	0.12%	0.19%

I Shares Returns Before Taxes	35.19%	1.12%	1.23%

I Shares Returns After Taxes on Distributions	35.04%	0.09%	0.13%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	23.03%	0.91%	0.72%

Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	40.48%	2.43%	4.98%

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. IronOak Advisors LLC is the Fund’s subadviser.

Portfolio Management

Mr. Charles B. Arrington, CFA, Director of the Subadviser, has managed the Fund since August 2008 after having co-managed the Fund since January 2007.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and C Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

16	Growth Funds

LARGE CAP GROWTH STOCK FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Large Cap Growth Stock Fund (the “Fund”) seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 65 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares
Management Fees	0.97%	0.97%	0.97%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses	0.07%	0.07%	0.07%

Total Annual Fund Operating Expenses	1.34%	2.04%	1.04%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$704	$975	$1,267	$2,095
C Shares	$307	$640	$1,098	$2,369
I Shares	$106	$331	$574	$1,271

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

A Shares	$704	$975	$1,267	$2,095
C Shares	$207	$640	$1,098	$2,369
I Shares	$106	$331	$574	$1,271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). Silvant Capital Management LLC (the “Subadviser”) considers large cap companies to be companies with market capitalizations similar to those of companies in the Russell 1000® Growth Index. As of July 1, 2010, the market capitalization range of companies in the Russell 1000® Growth Index was between approximately $684 million and $269 billion. The Subadviser will seek out securities it believes have strong business fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends.

In selecting investments for purchase and sale, the Subadviser chooses companies that it believes have above average growth potential to beat expectations. The Subadviser applies proprietary quantitative

Growth Funds	17

LARGE CAP GROWTH STOCK FUND

models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors. It then performs in-depth fundamental analysis to determine the quality and sustainability of expectations to determine whether or not the company is poised to beat expectations. The Subadviser uses a “bottom-up” process based on company fundamentals. Risk controls are in place to assist in maintaining a portfolio that is diversified by sector and minimizes unintended risks relative to the primary benchmark.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

Principal Investment Risks

Equity Risk: Stock prices may fall over short or extended periods of time. The value of the Fund’s securities may fluctuate drastically from day to day.

Style Risk (Growth Stock): Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Large Company Risk: Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies.

Smaller Company Risk: Small and mid-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of a larger company. Smaller companies may be newer or less established and may have limited resources, products and markets. They may be less liquid.

ADR Risk: Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
14.85%	-21.73%
(9/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was -7.71%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are

18	Growth Funds

LARGE CAP GROWTH STOCK FUND

shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	24.91%	-1.43%	-1.71%

C Shares Returns Before Taxes	30.83%	-0.90%	-1.67%

I Shares Returns Before Taxes	33.03%	0.09%	-0.63%

I Shares Returns After Taxes on Distributions	32.94%	-0.92%	-1.53%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	21.54%	0.17%	-0.58%

Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	37.21%	1.63%	-3.99%

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Silvant Capital Management LLC is the Fund’s subadviser.

Portfolio Management

Mr. Christopher Guinther, President and Chief Investment Officer of the Subadviser, and Mr. Michael A. Sansoterra, Managing Director of the Subadviser, have co-managed the Fund since March 2007.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and C Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Growth Funds	19

SELECT LARGE CAP GROWTH STOCK FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Select Large Cap Growth Stock Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 65 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares
Management Fees	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses	0.11%	0.11%	0.11%

Total Annual Fund Operating Expenses	1.26%	1.96%	0.96%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$696	$952	$1,227	$2,010
C Shares	$299	$615	$1,057	$2,285
I Shares	$98	$306	$531	$1,178

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

A Shares	$696	$952	$1,227	$2,010
C Shares	$199	$615	$1,057	$2,285
I Shares	$98	$306	$531	$1,178

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). Silvant Capital Management LLC (the “Subadviser”) considers large cap companies to be companies with market capitalizations similar to those of companies in the Russell 1000® Growth Index. As of July 1, 2010, the market capitalization range of companies in the Russell 1000® Growth Index was between approximately $684 million and $269 billion.

The Subadviser applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors. The Subadviser then uses fundamental research to select the portfolio of stocks it believes has the best current risk/return characteristics. In selecting investments for purchase and sale, the Subadviser seeks

20	Growth Funds

SELECT LARGE CAP GROWTH STOCK FUND

companies with strong current earnings, growth in revenue, improving profitability, strong balance sheet, strong current and projected business fundamentals, and reasonable valuation. The Subadviser believes in executing a very disciplined and objective investment process in controlling risk through a broadly diversified portfolio. Generally, the Fund will hold 40 securities or less.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

Principal Investment Risks

Equity Risk: Stock prices may fall over short or extended periods of time. The value of the Fund’s common stocks may fluctuate drastically from day to day.

Style Risk (Growth Stock): Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Large Company Risk: Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies.

Smaller Company Risk: Small and mid-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of a larger company. Smaller companies may be newer or less established and may have limited resources, products and markets. They may be less liquid.

ADR Risk: Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Limited Number of Holdings Risk: Because the Fund targets holdings of a more limited number of stocks, performance may be more volatile than a similar fund with a greater number of holdings or the Fund’s respective benchmark.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. A Shares were offered beginning October 14, 2003. Performance prior to October 14, 2003 with respect to the A Shares is that of I Shares of the Fund, and has not been adjusted to reflect A Share expenses. If it had been, performance would have been lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
13.51%	-20.29%
(9/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was -9.19%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those

Growth Funds	21

SELECT LARGE CAP GROWTH STOCK FUND

shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	24.13%	0.23%	-3.09%

C Shares Returns Before Taxes	29.63%	0.70%	-3.34%

I Shares Returns Before Taxes	31.97%	1.71%	-2.34%

I Shares Returns After Taxes on Distributions	31.92%	1.67%	-2.36%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	20.82%	1.46%	-1.95%

Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	37.21%	1.63%	-3.99%

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Silvant Capital Management LLC is the Fund’s subadviser.

Portfolio Management

Mr. Christopher Guinther, President and Chief Investment Officer of the Subadviser, and Mr. Michael A. Sansoterra, Managing Director of the Subadviser, have co-managed the Fund since March 2007. Mr. Joe Ransom, CFA, Managing Director of the Subadviser, has co-managed the Fund since March 2007 after managing the Fund since January 2007.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and C Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

22	Growth Funds

SMALL CAP GROWTH STOCK FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Small Cap Growth Stock Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 65 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	C Shares	I Shares
Management Fees	1.15%	1.15%	1.15%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses	0.07%	0.07%	0.07%

Total Annual Fund Operating Expenses	1.52%	2.22%	1.22%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$721	$1,028	$1,356	$2,283
C Shares	$325	$694	$1,190	$2,554
I Shares	$124	$387	$670	$1,477

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

A Shares	$721	$1,028	$1,356	$2,283
C Shares	$225	$694	$1,190	$2,554
I Shares	$124	$387	$670	$1,477

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. traded equity securities of small cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). Silvant Capital Management LLC (the “Subadviser”) considers small cap companies to be companies with market capitalizations similar to those of companies in the Russell 2000® Growth Index. As of July 1, 2010, the market capitalization range of companies in the Russell 2000® Growth Index was between approximately $20,000 and $2.6 billion.

In selecting investments for purchase and sale, the Subadviser chooses companies that it believes have above average growth potential to beat expectations as a result of strong business fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends. The Subadviser applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior

Growth Funds	23

SMALL CAP GROWTH STOCK FUND

factors. It then performs in-depth fundamental analysis to determine the quality and sustainability of expectations to determine whether or not the company is poised to beat expectations. The Subadviser uses a “bottom-up” process based on company fundamentals. Risk controls are in place to assist in maintaining a portfolio that is diversified by sector and minimizes unintended risks relative to the primary benchmark.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

Principal Investment Risks

Equity Risk: Stock prices may fall over short or extended periods of time. The value of the Fund’s securities may fluctuate drastically from day to day.

Style Risk (Growth Stock): Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Smaller Company Risk: Small and mid-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of a larger company. Smaller companies may be newer or less established and may have limited resources, products and markets. They may be less liquid.

ADR Risk: Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
24.19%	-28.61%
(6/30/03)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was -5.24%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are

24	Growth Funds

SMALL CAP GROWTH STOCK FUND

shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	24.34%	-2.35%	2.64%

C Shares Returns Before Taxes	30.03%	-1.86%	2.55%

I Shares Returns Before Taxes	32.30%	-0.89%	3.59%

I Shares Returns After Taxes on Distributions	32.30%	-2.52%	2.25%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	21.00%	-0.85%	2.87%

Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	34.47%	0.87%	-1.37%

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Silvant Capital Management LLC is the Fund’s subadviser.

Portfolio Management

Mr. Christopher Guinther, President and Chief Investment Officer of the Subadviser, has co-managed the Fund since March 2007 after managing the Fund since February 2007. Mr. Michael A. Sansoterra, Managing Director of the Subadviser, has co-managed the Fund since March 2007.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and C Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Growth Funds	25

AGGRESSIVE GROWTH STOCK FUND

Summary Section

A Shares and I Shares

Investment Objective

The Aggressive Growth Stock Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 65 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	I Shares
Management Fees	1.10%	1.10%
Distribution (12b-1) Fees	0.30%	None
Other Expenses	0.11%	0.11%

Total Annual Fund Operating Expenses	1.51%	1.21%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$720	$1,025	$1,351	$2,273
I Shares	$123	$384	$665	$1,466

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Fund may invest in companies of any size.

The Fund invests primarily in common stocks of companies that exhibit strong growth characteristics. In selecting investments for purchase and sale, Zevenbergen Capital Investments LLC (the “Subadviser”) uses a fundamental research approach to identify companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth “drivers” are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund’s investments. Generally the Fund will hold a limited number of securities.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

Principal Investment Risks

Equity Risk: Stock prices may fall over short or extended periods of time. The value of the Fund’s securities may fluctuate drastically from day to day.

26	Growth Funds

AGGRESSIVE GROWTH STOCK FUND

Limited Number of Holdings Risk: Because the Fund targets holdings of a more limited number of stocks, performance may be more volatile than a similar fund with a greater number of holdings or the Fund’s respective benchmark.

Style Risk (Growth Stock): Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Smaller Company Risk: Small and mid-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of a larger company. Smaller companies may be newer or less established and may have limited resources, products and markets. They may be less liquid.

ADR Risk: Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
23.29%	-27.98%
(6/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was -7.83%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are

Growth Funds	27

AGGRESSIVE GROWTH STOCK FUND

shown for only the I Shares. After-tax returns for other classes will vary.

			Since
			Inception on
	1 Year	5 Years	February 23, 2004

A Shares Returns Before Taxes	46.68%	2.63%	3.36%

I Shares Returns Before Taxes	56.24%	4.15%	4.74%

I Shares Returns After Taxes on Distributions	56.24%	3.97%	4.59%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	36.56%	3.55%	4.07%

Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)	37.01%	1.58%	2.10%

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Zevenbergen Capital Investments LLC is the Fund’s subadviser.

Portfolio Management

Ms. Nancy Zevenbergen, CFA, CIC, President and Chief Investment Officer of the Subadviser, Ms. Brooke de Boutray, CFA, CIC, Managing Director, Portfolio Manager and Analyst of the Subadviser, and Ms. Leslie Tubbs, CFA, CIC, Managing Director, Portfolio Manager and Analyst of the Subadviser, have co-managed the Fund since its inception in February 2004.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

28	Growth Funds

EMERGING GROWTH STOCK FUND

Summary Section

A Shares and I Shares

Investment Objective

The Emerging Growth Stock Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 65 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	I Shares
Management Fees	1.10%	1.10%
Distribution (12b-1) Fees	0.30%	None
Other Expenses	0.14%	0.14%

Total Annual Fund Operating Expenses	1.54%	1.24%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$723	$1,033	$1,366	$2,304
I Shares	$126	$393	$681	$1,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Fund invests primarily in stocks of small and mid-cap growth companies. Zevenbergen Capital Investments LLC (the “Subadviser”) considers small and mid-cap growth companies to be primarily companies with market capitalizations from $300 million up to the highest capitalization of those companies included in the Russell Midcap® Growth Index (and as annually reconstituted.) As of July 1, 2010, the highest capitalization of a company in the Russell Midcap® Growth Index was approximately $13.8 billion. The Subadviser emphasizes initial investment in companies with market capitalizations of $5 billion or less.

In selecting investments for purchase and sale, the Subadviser looks for companies that exhibit strong growth characteristics. Using a fundamental research approach, the Subadviser identifies companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth “drivers” are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund’s investments. Generally, the Fund will hold a limited number of securities.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to

Growth Funds	29

EMERGING GROWTH STOCK FUND

use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

Principal Investment Risks

Equity Risk: Stock prices may fall over short or extended periods of time. The value of the Fund’s securities may fluctuate drastically from day to day.

Limited Number of Holdings Risk: Because the Fund targets holdings of a more limited number of stocks, performance may be more volatile than a similar fund with a greater number of holdings or the Fund’s respective benchmark.

Style Risk (Growth Stock): Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Smaller Company Risk: Small and mid-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of a larger company. Smaller companies may be newer or less established and may have limited resources, products and markets. They may be less liquid.

ADR Risk: Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a county or region will affect those markets and their issuers.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
29.24%	-35.52
(6/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 0.09%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are

30	Growth Funds

EMERGING GROWTH STOCK FUND

shown for only the I Shares. After-tax returns for other classes will vary.

			Since
			Inception on
	1 Year	5 Years	February 23, 2004

A Shares Returns Before Taxes	49.08%	2.89%	2.16%

I Shares Returns Before Taxes	58.73%	4.42%	3.53%

I Shares Returns After Taxes on Distributions	58.73%	3.74%	2.96%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	38.17%	3.54%	2.81%

Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	46.29%	2.40%	4.00%

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Zevenbergen Capital Investments LLC is the Fund’s subadviser.

Portfolio Management

Ms. Nancy Zevenbergen, CFA, CIC, President and Chief Investment Officer of the Subadviser, Ms. Brooke de Boutray, CFA, CIC, Managing Director, Portfolio Manager and Analyst of the Subadviser, and Ms. Leslie Tubbs, CFA, CIC, Managing Director, Portfolio Manager and Analyst of the Subadviser, have co-managed the Fund since its inception in February 2004.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

International/Quantitative Funds	31

INTERNATIONAL EQUITY FUND

Summary Section

A Shares and I Shares

Investment Objective

The International Equity Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 65 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	I Shares
Management Fees	1.15%	1.15%
Distribution (12b-1) Fees	0.30%	None
Other Expenses	0.16%	0.16%

Total Annual Fund Operating Expenses	1.61%	1.31%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$729	$1,054	$1,401	$2,376
I Shares	$133	$415	$718	$1,579

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks and other equity securities of foreign companies. The Fund’s investments are diversified among at least three foreign countries. The Fund may also invest in exchange-traded funds (“ETFs”). The Fund invests primarily in developed countries, but may invest in countries with emerging markets.

In selecting investments for purchase and sale, Certium Asset Management LLC (the “Subadviser”) seeks to identify stocks with positive earnings trends and attractive valuations. Fundamental analysis is used to determine those companies that are projected to have sustainability of earnings and global industry positioning. The Subadviser’s goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. Risk controls are in place to assist in maintaining a portfolio that is diversified by security type and industry sector and invested across multiple countries.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

32	International/Quantitative Funds

INTERNATIONAL EQUITY FUND

Principal Investment Risks

Equity Risk: Stock prices may fall over short or extended periods of time. The value of the Fund’s securities may fluctuate drastically from day to day.

Smaller Company Risk: Small and mid-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of a larger company. Smaller companies may be newer or less established and may have limited resources, products and markets. They may be less liquid.

Large Company Risk: Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies.

Foreign Investment Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets. The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Foreign Currency Risk: Changes in foreign currency exchange rates will affect the value of what the fund owns and the price of the Fund’s shares. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency trends are unpredictable and currency rates may fluctuate significantly for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

Exchange Traded Fund Risk: The risk of owning shares of an ETF generally reflects the risk of owning the underlying securities the ETF is designed to track. Liquidity in an ETF could result in more volatility than ownership of the underlying portfolio of securities. In addition, because of ETF management expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
30.56%	-25.93%
(6/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was -14.31%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are

International/Quantitative Funds	33

INTERNATIONAL EQUITY FUND

shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	36.12%	1.29%	1.17%

I Shares Returns Before Taxes	44.93%	2.78%	2.10%

I Shares Returns After Taxes on Distributions	45.07%	2.00%	1.35%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	29.62%	2.46%	1.64%

MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	31.78%	3.54%	1.17%

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Certium Asset Management LLC is the Fund’s subadviser.

Portfolio Management

Mr. Chad Deakins, CFA, President and Chief Investment Officer of the Subadviser, has managed the Fund since May 2000.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

34	International/Quantitative Funds

INTERNATIONAL EQUITY INDEX FUND

Summary Section

A Shares and I Shares

Investment Objective

The International Equity Index Fund (the “Fund”) seeks investment results that correspond to the performance of the MSCI EAFE Index (GDP Weighted) Net Dividend (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 65 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	I Shares
Management Fees	0.49%	0.49%
Distribution (12b-1) Fees	0.30%	None
Other Expenses	0.15%	0.15%
Acquired Fund Fees and Expenses	0.04%	0.04%

Total Annual Fund Operating Expenses	0.98%	0.68%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$669	$869	$1,086	$1,707
I Shares	$69	$218	$379	$847

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of foreign companies. The Fund may also invest in exchange-traded funds (“ETFs”).

In selecting investments for purchase and sale, Certium Asset Management LLC (the “Subadviser”) uses statistical analysis in an attempt to track the Index. The Subadviser chooses companies included in the Index, which is an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of securities within the Index using a statistical process. Therefore, the Fund will not hold all securities included in the Index.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

International/Quantitative Funds	35

INTERNATIONAL EQUITY INDEX FUND

Principal Investment Risks

Equity Risk: Stock prices may fall over short or extended periods of time. The value of the Fund’s securities may fluctuate drastically from day to day.

Foreign Investment Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets. The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity market as a whole.

Foreign Currency Risk: Changes in foreign currency exchange rates will affect the value of what the fund owns and the price of the Fund’s shares. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency trends are unpredictable and currency rates may fluctuate significantly for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

Smaller Company Risk: Small and mid-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of a larger company. Smaller companies may be newer or less established and may have limited resources, products and markets. They may be less liquid.

Large Company Risk: Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies.

Exchange Traded Fund Risk: The risk of owning shares of an ETF generally reflects the risk of owning the underlying securities the ETF is designed to track. Liquidity in an ETF could result in more volatility than ownership of the underlying portfolio of securities. In addition, because of ETF management expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Tracking Error Risk: In addition to the above mentioned risks, the Subadviser may not be able to match the performance of the Fund’s benchmark.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
24.69%	-21.58%
(6/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was -15.99%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are

36	International/Quantitative Funds

INTERNATIONAL EQUITY INDEX FUND

shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

A Shares Returns Before Taxes	21.21%	1.43%	-0.57%

I Shares Returns Before Taxes	28.97%	2.91%	0.40%

I Shares Returns After Taxes on Distributions	28.20%	2.28%	-0.03%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	19.43%	2.32%	0.20%

MSCI EAFE Index (GDP Weighted), Net Dividend (reflects no deduction for fees, expenses or taxes)	30.38%	3.30%	1.31%

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Certium Asset Management LLC is the Fund’s subadviser.

Portfolio Management

Mr. Chad Deakins, CFA, President and Chief Investment Officer of the Subadviser, has co-managed the Fund since March 2005, after managing the Fund since 1999. Mr. Matthew Welden, Director of the Subadviser, has co-managed the Fund since April 2008.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
I Shares	None

Tax Information

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

International/Quantitative Funds	37

LARGE CAP QUANTITATIVE EQUITY FUND

Summary Section

A Shares and I Shares

Investment Objective

The Large Cap Quantitative Equity Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 65 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	I Shares
Management Fees	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.23%	0.23%

Total Annual Fund Operating Expenses	1.33%	1.08%
Fee Waivers and/or Expense Reimbursements(1)	(0.10)%	(0.10)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.23%	0.98%

(1)	The Adviser and the Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2011 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and acquired fund fees and expenses) from exceeding 1.22% and 0.97% for the A and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$693	$963	$1,253	$2,076
I Shares	$100	$334	$586	$1,308

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 523% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities of large cap companies. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). Certium Asset Management LLC (the “Subadviser”) considers large cap companies to be companies with market capitalizations similar to those of companies in the S&P 500 Index. As of July 1, 2010, the market capitalization range of companies in the S&P 500 Index was between approximately $1 billion and $269 billion. The Fund may also invest in small and mid-cap companies so long as the Subadviser determines they have growth potential.

In selecting investments for purchase and sale, the Subadviser uses disciplined quantitative modeling to objectively and consistently identify what the models

38	International/Quantitative Funds

LARGE CAP QUANTITATIVE EQUITY FUND

determine to be the most attractive companies across the market and within each sector. The quantitative factors within the sector model are weighted based on their historical ability to be predictive within each sector. In some sectors, attractive stocks are selected based on a narrow range of factors. In other sectors, a broad range of factors may be used to identify attractive stocks.

This approach is based on the philosophy that a stock selection method that evaluates multiple quantitative factors is superior to a less rigorous approach.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

Principal Investment Risks

Equity Risk: Stock prices may fall over short or extended periods of time. The value of the Fund’s securities may fluctuate drastically from day to day.

Large Company Risk: Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies.

Smaller Company Risk: Small and mid-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of a larger company. Smaller companies may be newer or less established and may have limited resources, products and markets. They may be less liquid.

ADR Risk: Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
17.61%	-19.88%
(9/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was -5.10%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are

International/Quantitative Funds	39

LARGE CAP QUANTITATIVE EQUITY FUND

shown for only the I Shares. After-tax returns for other classes will vary.

			Since
	1 Year	5 Years	Inception*

A Shares Returns Before Taxes	15.76%	-1.49%	2.18%

I Shares Returns Before Taxes	23.28%	-0.05%	5.42%

I Shares Returns After Taxes on Distributions	22.94%	-1.43%	3.90%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	15.52%	-0.56%	4.05%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	N/A

Since Inception of the A Shares	N/A	N/A	3.28%

Since Inception of the I Shares	N/A	N/A	4.21%

*	Since Inception of the A Shares on October 8, 2003, and the I Shares on August 7, 2003.

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Certium Asset Management LLC is the Fund’s subadviser.

Portfolio Management

Mr. Chad Deakins, CFA, President and Chief Investment Officer of the Subadviser, has managed the Fund since October 2007.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

40	130/30 Funds

INTERNATIONAL EQUITY 130/30 FUND

Summary Section

A Shares and I Shares

Investment Objective

The International Equity 130/30 Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 65 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	I Shares
Management Fees	1.25%	1.25%
Distribution (12b-1) Fees	0.30%	None
Other Expenses
Dividend Expense on Short Sales	2.02%	1.46%
Other Operating Expenses	0.23%	0.23%

Total Other Expenses	2.25%	1.69%

Total Annual Fund Operating Expenses	3.80%	2.94%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$935	$1,669	$2,420	$4,379
I Shares	$297	$910	$1,548	$3,261

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 628% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks and other equity securities of non-U.S. companies. The Fund may invest in companies of any size and in both developed and emerging markets. The Fund may also invest in exchange-traded funds (“ETFs”).

In selecting investments for purchase and sale, Alpha Equity Management LLC (the “Subadviser”) uses a proprietary quantitative process. The stock selection model emphasizes characteristics such as relative value, analyst sentiment, earnings quality, long-term price momentum, and short-term price reversal. The Fund holds a diversified portfolio to reduce stock-specific risk. Portfolio construction is driven by the Subadviser’s daily assessment of expected return, transaction cost, and risk for each of the securities in the Fund’s investment universe. The Subadviser focuses on bottom-up stock selection and does not emphasize macro forecasts of overall market returns, growth versus value returns, or large capitalization versus small capitalization returns.

The Fund pursues its investment goal by establishing long and short positions in equity securities. The Fund normally takes long positions in stocks that the Subadviser believes have the highest utility and normally takes short positions in stocks that it believes have the lowest utility. Utility is defined as an

130/30 Funds	41

INTERNATIONAL EQUITY 130/30 FUND

individual security’s expected return from its exposure to the return factors in the stock selection model less expected transaction costs and risk penalties. The Fund normally holds long positions in equity securities with an aggregate value of approximately 130% (within a range of 100% to 150%) of its net assets. In addition, the Fund normally establishes short positions in equity securities with a market value of approximately 30% (within a range of 0% to 50%) of its net assets. The Fund is generally managed to be 100% net long. When the Fund establishes a long position, it purchases the security outright. When the Fund establishes a short position, it sells a security that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund subsequently buys back the same security in the market and returns it to the lender. The Fund makes money on a short position if the market price of the security goes down after the short sale. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money on that position because it will have to pay more to replace the borrowed security that it received when it sold the security short. When borrowing a security for delivery to a buyer, the Fund also may be required to pay a fee and other transaction costs, which would increase the cost of the security sold short.

The Fund typically uses the cash generated from the short sale to purchase additional securities, which allows the Fund to maintain long positions in excess of 100% of the Fund’s net assets. Alternatively, the Fund may achieve the same result by borrowing money from banks and using the proceeds to purchase additional securities. Each of these investment techniques is known as “leverage.”

When the Fund enters into a short sale, it is required to pledge assets as collateral to secure the Fund’s obligation to cover the short position held by the broker.

Until the Fund replaces a borrowed security, it is also required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

Principal Investment Risks

Equity Risk: Stock prices may fall over short or extended periods of time. The value of the Fund’s securities may fluctuate drastically from day to day.

Foreign Investment Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets. The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Foreign Currency Risk: Changes in foreign currency exchange rates will affect the value of what the fund owns and the price of the Fund’s shares. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency trends are unpredictable and currency rates may fluctuate significantly for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

Short Sales Risk: If the price of a stock goes up after a short sale, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. The amount of loss on a short sale is theoretically unlimited, as there is no maximum attainable price of the shorted security.

Leverage Risk: The Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund’s overall returns.

Borrowing Risk: If the Fund borrows money from banks for investment purposes, the Fund’s borrowing activities will amplify any increase or decrease in the Fund’s net asset value. The interest which the Fund

42	130/30 Funds

INTERNATIONAL EQUITY 130/30 FUND

must pay on borrowed money will reduce and may eliminate any net investment profits.

Smaller Company Risk: Small and mid-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of a larger company. Smaller companies may be newer or less established and may have limited resources, products and markets. They may be less liquid.

Large Company Risk: Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies.

Exchange Traded Fund Risk: The risk of owning shares of an ETF generally reflects the risk of owning the underlying securities the ETF is designed to track. Liquidity in an ETF could result in more volatility than ownership of the underlying portfolio of securities. In addition, because of ETF management expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. A Shares were offered beginning on July 2, 2008. A Share performance prior to July 2, 2008 is that of I Shares of the Fund, and has not been adjusted to reflect A Share expenses. If it had been, performance would have been lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
36.27%	-28.77%
(6/30/09)	(9/30/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was -11.94%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are

130/30 Funds	43

INTERNATIONAL EQUITY 130/30 FUND

shown for only the I Shares. After-tax returns for other classes will vary.

		Since
	1 Year	Inception*

A Shares Returns Before Taxes	39.42%	-20.65%

I Shares Returns Before Taxes	48.33%	-18.15%

I Shares Returns After Taxes on Distributions	48.22%	-18.21%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	32.20%	-15.11%

FTSE All-World Index ex-US (reflects no deduction for fees, expenses or taxes)	43.33%	-11.42%

*	Since inception of the I Shares on December 26, 2007. Benchmark returns since December 31, 2007 (benchmark returns available only on a month end basis).

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Alpha Equity Management LLC is the Fund’s subadviser.

Portfolio Management

Mr. Kevin Means, CFA, Managing Partner and Chief Investment Officer of the Subadviser, Mr. Vince Fioramonti, CFA, Partner and Director of Trading and Portfolio Operations of the Subadviser, and Mr. Neil Kochen, CFA, Partner, Chief Risk Officer and Asset Allocation Strategist of the Subadviser, have co-managed the Fund since its inception December 2007.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

44	130/30 Funds

REAL ESTATE 130/30 FUND

Summary Section

A Shares and I Shares

Investment Objective

The Real Estate 130/30 Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 65 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	I Shares
Management Fees	1.25%	1.25%
Distribution (12b-1) Fees	0.30%	None
Other Expenses
Dividend Expense on Short Sales	0.77%	0.76%
Other Operating Expenses	0.79%	0.79%

Total Other Expenses	1.56%	1.55%

Total Annual Fund Operating Expenses	3.11%	2.80%
Fee Waivers and/or Expense Reimbursements(1)	(0.59)%	(0.59)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	2.52%	2.21%

(1)	The Adviser and the Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2011 in order to keep Total Annual Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and acquired fund fees and expenses) from exceeding 1.75% and 1.45% for the A and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$815	$1,428	$2,063	$3,760
I Shares	$224	$812	$1,427	$3,086

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 704% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of REITs and companies principally engaged in the real estate industry. Alpha Equity Management LLC (the “Subadviser”) considers a company to be principally engaged in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate. The Fund may invest in companies of any size and may also invest in exchange-traded funds (“ETFs”).

In selecting investments for purchase and sale, the Subadviser uses a proprietary quantitative process. The stock selection model emphasizes characteristics such as relative value, analyst sentiment, earnings quality, long-term price momentum, and short-term

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REAL ESTATE 130/30 FUND

price reversal. Portfolio construction is driven by the Subadviser’s daily assessment of expected return, transaction costs, and risk for each of the securities in the Fund’s investment universe. The Subadviser focuses on bottom-up stock selection and does not emphasize macro forecasts of overall market returns, growth versus value returns, or large capitalization versus small capitalization returns.

The Fund pursues its investment goal by establishing long and short positions in equity securities. The Fund normally takes long positions in stocks that the Subadviser believes have the highest utility and normally takes short positions in stocks that it believes have the lowest utility. Utility is defined as an individual security’s expected return from its exposure to the return factors in the stock selection model less expected transaction costs and risk penalties. The Fund normally holds long positions in equity securities with an aggregate value of approximately 130% (within a range of 100% to 150%) of its net assets. In addition, the Fund normally establishes short positions in equity securities with a market value of approximately 30% (within a range of 0% to 50%) of its net assets. The Fund is generally managed to be 100% net long. When the Fund establishes a long position, it purchases the security outright. When the Fund establishes a short position, it sells a security that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund subsequently buys back the same security in the market and returns it to the lender. The Fund makes money on a short position if the market price of the security goes down after the short sale. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money on that position because it will have to pay more to replace the borrowed security that it received when it sold the security short. When borrowing a security for delivery to a buyer, the Fund also may be required to pay a fee and other transaction costs, which would increase the cost of the security sold short.

The Fund typically uses the cash generated from the short sale to purchase additional securities, which allows the Fund to maintain long positions in excess of 100% of the Fund’s net assets. Alternatively, the Fund may achieve the same result by borrowing money from banks and using the proceeds to purchase additional securities. Each of these investment techniques is known as “leverage.”

When the Fund enters into a short sale, it is required to pledge assets as collateral to secure the Fund’s obligation to cover the short position held by the broker.

Until the Fund replaces a borrowed security, it is also required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

Principal Investment Risks

Real Estate Risk: An investment in the Fund may be subject to many of the same risks as a direct investment in real estate and the real estate owned by the companies in which it invests. These risks include changes in economic conditions, interest rates, credit risk, property values, property tax increases, overbuilding and increased competition, increasing vacancies or declining rents, environmental contamination, zoning and natural disasters.

Industry Concentration Risk: Because the Fund concentrates its investments in the real estate industry, the Fund’s performance may be subject to greater risks and market fluctuations than a portfolio investing in a broader range of securities. An investment in the Fund will be closely linked to the performance of the real estate markets.

Equity Risk: Stock prices may fall over short or extended periods of time. The value of the Fund’s securities may fluctuate drastically from day to day.

Short Sales Risk: If the price of a stock goes up after a short sale, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. The amount of loss on a short sale is theoretically unlimited, as there is no maximum attainable price of the shorted security.

Leverage Risk: The Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund’s assets that are

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used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund’s overall returns.

Borrowing Risk: If the Fund borrows money from banks for investment purposes, the Fund’s borrowing activities will amplify any increase or decrease in the Fund’s net asset value. The interest which the Fund must pay on borrowed money will reduce and may eliminate any net investment profits.

Smaller Company Risk: Small and mid-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole and can be more volatile than stocks of a larger company. Smaller companies may be newer or less established and may have limited resources, products and markets. They may be less liquid.

Large Company Risk: Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies.

Exchange Traded Fund Risk: The risk of owning shares of an ETF generally reflects the risk of owning the underlying securities the ETF is designed to track. Liquidity in an ETF could result in more volatility than ownership of the underlying portfolio of securities. In addition, because of ETF management expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. A Shares were offered beginning on May 20, 2009. A Share performance prior to May 20, 2009 is that of I Shares of the Fund, and has not been adjusted to reflect A Share expenses. If it had been, performance would have been lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
29.48%	-37.69%
(9/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 6.28%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are

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shown for only the I Shares. After-tax returns for other classes will vary.

		Since
	1 Year	Inception*

A Shares Returns Before Taxes	11.06%	-16.85%

I Shares Returns Before Taxes	18.15%	-14.24%

I Shares Returns After Taxes on Distributions	17.00%	-15.62%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	11.73%	-12.74%

FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses or taxes)	27.99%	-10.72%

*	Since inception of the I Shares on December 26, 2007. Benchmark returns since December 31, 2007 (benchmark returns available only on a month end basis).

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Alpha Equity Management LLC is the Fund’s subadviser.

Portfolio Management

Mr. Kevin Means, CFA, Managing Partner and Chief Investment Officer of the Subadviser, Mr. Vince Fioramonti, CFA, Partner and Director of Trading and Portfolio Operations of the Subadviser, and Mr. Neil Kochen, CFA, Partner, Chief Risk Officer and Asset Allocation Strategist of the Subadviser, have co-managed the Fund since its inception in December 2007.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

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Summary Section

A Shares and I Shares

Investment Objective

The U.S. Equity 130/30 Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 65 of the Fund’s prospectus and Rights of Accumulation on page 84 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	A Shares	I Shares

Management Fees	1.10%	1.10%
Distribution (12b-1) Fees	0.30%	None
Other Expenses
Dividend Expense on Short Sales	0.60%	0.60%
Other Operating Expenses	0.97%	0.97%

Total Other Expenses	1.57%	1.57%

Total Annual Fund Operating Expenses	2.97%	2.67%
Fee Waivers and/or Expense Reimbursements(1)	(0.77)%	(0.77)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	2.20%	1.90%

(1)	The Adviser and the Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2011 in order to keep Total Annual Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and acquired fund fees and expenses) from exceeding 1.60% and 1.30% for the A and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

A Shares	$785	$1,373	$1,984	$3,624
I Shares	$193	$756	$1,346	$2,946

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 382% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Fund may invest in companies of any size and may also invest in exchange-traded funds (“ETFs”).

In selecting investments for purchase and sale, Alpha Equity Management LLC (the “Subadviser”) uses a proprietary quantitative process. The stock selection model emphasizes characteristics such as relative value, analyst sentiment, earnings quality, long-term price momentum, and short-term price reversal. The Subadviser considers for selection companies with market capitalizations similar to those of companies in the S&P 500 Index. As of July 1, 2010, the market capitalization range of companies in the S&P 500

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U.S. EQUITY 130/30 FUND

Index was between approximately $1 billion and $269 billion. The Fund holds a diversified portfolio to reduce stock-specific risk. Portfolio construction is driven by the Subadviser’s daily assessment of expected return, transaction cost, and risk for each of the securities in the Fund’s investment universe. The Subadviser focuses on bottom-up stock selection and does not emphasize macro forecasts of overall market returns, growth versus value returns, or large capitalization versus small capitalization returns.

The Fund pursues its investment goal by establishing long and short positions in equity securities. The Fund normally takes long positions in stocks that the Subadviser believes have the highest utility and normally takes short positions in stocks that it believes have the lowest utility. Utility is defined as an individual security’s expected return from its exposure to the return factors in the stock selection model less expected transaction costs and risk penalties. The Fund normally holds long positions in equity securities with an aggregate value of approximately 130% (within a range of 100% to 150%) of its net assets. In addition, the Fund normally establishes short positions in equity securities with a market value of approximately 30% (within a range of 0% to 50%) of its net assets. When the Fund establishes a long position, it purchases the security outright. The Fund is generally managed to be 100% net long. When the Fund establishes a short position, it sells a security that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund subsequently buys back the same security in the market and returns it to the lender. The Fund makes money on a short position if the market price of the security goes down after the short sale. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money on that position because it will have to pay more to replace the borrowed security that it received when it sold the security short. When borrowing a security for delivery to a buyer, the Fund also may be required to pay a fee and other transaction costs, which would increase the cost of the security sold short.

The Fund typically uses the cash generated from the short sale to purchase additional securities, which allows the Fund to maintain long positions in excess of 100% of the Fund’s net assets. Alternatively, the Fund may achieve the same result by borrowing money from banks and using the proceeds to purchase additional securities. Each of these investment techniques is known as “leverage.”

When the Fund enters into a short sale, it is required to pledge assets as collateral to secure the Fund’s obligation to cover the short position held by the broker.

Until the Fund replaces a borrowed security, it is also required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

Principal Investment Risks

Equity Risk: Stock prices may fall over short or extended periods of time. The value of the Fund’s securities may fluctuate drastically from day to day.

Short Sales Risk: If the price of a stock goes up after a short sale, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. The amount of loss on a short sale is theoretically unlimited, as there is no maximum attainable price of the shorted security.

Leverage Risk: The Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund’s overall returns.

Borrowing Risk: If the Fund borrows money from banks for investment purposes, the Fund’s borrowing activities will amplify any increase or decrease in the Fund’s net asset value. The interest which the Fund must pay on borrowed money will reduce and may eliminate any net investment profits.

Smaller Company Risk: Small and mid-cap stocks tend to perform differently from other segments of

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the equity market or the equity market as a whole and can be more volatile than stocks of a larger company. Smaller companies may be newer or less established and may have limited resources, products and markets. They may be less liquid.

Large Company Risk: Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies.

ADR Risk: Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Exchange Traded Fund Risk: The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track. Liquidity in an ETF could result in more volatility than ownership of the underlying portfolio of securities. In addition, because of ETF management expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. As of December 31, 2009, A Shares were not operational. Performance prior to the commencement of operations of the A Shares is that of I Shares of the Fund, and has not been adjusted to reflect A Shares expenses. If it had been, performance would have been lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
17.54%	-19.88%
(6/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was -3.00%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. These returns reflect applicable sales charges and assume shareholders redeem all of their shares at the end of the period indicated. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are

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U.S. EQUITY 130/30 FUND

shown for only the I Shares. After-tax returns for other classes will vary.

		Since
	1 Year	Inception*

A Shares Returns Before Taxes	21.26%	-12.55%

I Shares Returns Before Taxes	29.89%	-9.12%

I Shares Returns After Taxes on Distributions	29.70%	-9.25%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	19.66%	-7.71%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46%	-11.53%

*	Since inception of the I Shares on December 26, 2007.

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Alpha Equity Management LLC is the Fund’s subadviser.

Portfolio Management

Mr. Kevin Means, CFA, Managing Partner and Chief Investment Officer of the Subadviser, Mr. Vince Fioramonti, CFA, Partner and Director of Trading and Portfolio Operations of the Subadviser, and Mr. Neil Kochen, CFA, Partner, Chief Risk Officer and Asset Allocation Strategist of the Subadviser, have co-managed the Fund since its inception in December 2007.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for fund share transactions. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

The minimum initial investment amounts for each class are shown below, although these minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Class	Dollar Amount

A Shares	$2,000
I Shares	None

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

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MORE INFORMATION ABOUT RISK

More Information About Risk

Borrowing Risk

All 130/30 Funds

A Fund may borrow cash and/or securities subject to certain limits which may amplify the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund. Money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate due to changing rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund may have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Derivatives Risk

All Funds

A derivative is a financial contract whose value adjusts in accordance with the value of one or more underlying assets, reference rates or indices. Derivatives (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) may be used to attempt to achieve investment objectives or to offset certain investment risks. These positions may be established for hedging, substitution of a position in the underlying asset, or for speculation purposes. Hedging involves making an investment (e.g., in a futures contract) to reduce the risk of adverse price movements in an already existing investment position. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

•	The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

•	A Fund may experience losses over certain market movements that exceed losses experienced by a fund that does not use derivatives.

•	There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives used to hedge those positions.

•	There may not be a liquid secondary market for derivatives.

•	Trading restrictions or limitations may be imposed by an exchange.

•	Government regulations may restrict trading in derivatives.

•	The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by the creditworthiness of the counterparty and/or using an exchange as an intermediary.

Because premiums or totals paid or received on derivatives are small in relation to the market value of the underlying investments, buying and selling derivatives can be more speculative than investing directly in securities. In addition, many types of derivatives have limited investment lives and may expire or necessitate being sold at inopportune times.

The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

Credit default swaps may involve greater risks than if a Fund had invested in the asset directly. A Fund may be more exposed to credit risk. In addition, a Fund may experience losses if the Fund’s investment subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if their reference index, security or investments do not perform as anticipated.

Leverage may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease on the value of a Fund’s portfolio securities. To limit leveraging risk, a Fund observes asset segregation requirements to fully cover its future obligations. By setting aside assets equal only to its net obligations under certain derivative instruments, a Fund will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such derivative instruments.

Emerging Markets Risk

International Equity 130/30 Fund
International Equity Fund
International Equity Index Fund

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability

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MORE INFORMATION ABOUT RISK

of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

Equity Risk

All Funds

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in funds that primarily hold equity securities. Historically, the equity market has moved in cycles and investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Exchange Traded Fund Risk

All Funds

The Funds may purchase shares of exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are investment companies that are bought and sold on a securities exchange. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own shares of an ETF.

Foreign Securities Risk

All Funds

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, unique to a country or region will affect those markets and their issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investment. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. Currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

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Foreign Currency Risk

All Funds

Non-U.S. securities often trade in currencies other than the U.S. dollar. Changes in currency exchange rates may affect a Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Fund to decline. Certain currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in the Fund’s non-U.S. holdings whose value is tied to that particular currency.

Large Company Risk

Aggressive Growth Stock Fund
All 130/30 Funds
International Equity Fund
International Equity Index Fund
Large Cap Core Equity Fund
Large Cap Growth Stock Fund
Large Cap Quantitative Equity Fund
Large Cap Value Equity Fund
Mid-Cap Core Equity Fund
Mid-Cap Value Equity Fund
Select Large Cap Growth Stock Fund

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts.

Accordingly the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies under certain market conditions or during certain periods.

Leverage Risk

All 130/30 Funds

Leverage occurs when a Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and then selling them, a Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long positions and short positions at the same time. The use of leverage may make any change in a Fund’s net asset value even greater and thus result in increased volatility of returns. A Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Real Estate Risk

Real Estate 130/30 Fund

Investments in real estate related securities are subject to risks similar to those associated with direct ownership of real estate, and an investment in the Fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates.

In addition to the risks associated with investing in securities of real estate companies and real estate related companies, real estate investment trust (“REITs”) are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code (the “Code”) or to maintain their exemptions from registration under the Investment Company Act of 1940. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its

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obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, REITs have their own expense and the Fund will bear a proportionate share of those expenses.

Real estate companies tend to be small to medium-sized companies. Real estate company shares, like other smaller company shares, can be more volatile than, and perform differently from, larger company shares. There may be less trading in a smaller company’s shares, which means that buy and sell transactions in those shares could have a larger impact on the share’s price than is the case with larger company shares.

Regional Risk

International Equity 130/30 Fund
International Equity Fund
International Equity Index Fund

To the extent that a Fund’s investments are concentrated in a specific geographic region, a Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting the Fund to additional risks.

Restricted Security Risk

All Funds

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser and Subadviser intend to invest only in restricted securities that they believe present minimal liquidity risk.

Securities Lending Risk

All Funds

A Fund may lend securities to approved borrowers, such as broker-dealers, to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. There is a risk that the Fund may not be able to recall securities on loan in sufficient time to vote on material proxy matters. In addition, as a general practice, a Fund will not recall securities on loan solely to receive income payments, which could result in an increase of a Fund’s tax obligation that is subsequently passed on to its shareholders.

Short Sales Risk

All 130/30 Funds

A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will decline. Short sales involve additional costs and risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment, or a theoretically unlimited loss, as there is no maximum attainable price of the shorted security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. The Fund may not initiate a short sale unless it is able to borrow the security and must then deliver the security to the buyer to complete the transaction. The Fund may not be able to borrow a security that it wishes to short or the lender of the securities may, at any time, recall the loaned security which would force the Fund to purchase the security in the open market at the then current price. In addition, the Fund may not be able to close out a short position at a profit or an acceptable price and may have to sell long positions to cover accumulated losses in the short portfolio. Thus, the Fund may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons.

The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when the Fund is unable to borrow the same security from another lender for delivery. In that case, the Fund would need to purchase a replacement

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security at the then current market price or “buy in” by paying the lender with securities purchased in the open market or with an amount equal to the cost of purchasing the securities.

Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Smaller Company Risk

All Funds

Small and mid-capitalization companies may be either established or newer companies. Smaller companies may offer greater opportunities for gain. They also involve a greater risk of loss because they may be more vulnerable to adverse business or economic events, particularly those companies that have been in operation for less than three years. Smaller company securities may trade in lower volumes or there may be less information about the company which may cause the investments to be more volatile or to have less liquidity than larger company investments. They may have unseasoned management or may rely on the efforts of particular members of their management team to a great degree causing turnover in management to pose a greater risk. Smaller sized companies may have more limited access to resources, product lines, and financial resources. Small and mid-sized companies typically reinvest a large proportion of their earnings in their business and may not pay dividends or make interest payments for some time, particularly if they are newer companies.

Tracking Error Risk

International Equity Index Fund

Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

Risk Information Common to RidgeWorth Funds

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser’s or Sub-Adviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser or Sub-Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Except for the Real Estate 130/30 Fund, each Fund’s investment goal may be changed without shareholder approval. Before investing, make sure that the Fund’s goal matches your own.

The Funds are not managed to achieve tax efficiency.

More Information About Indices

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

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FTSE All-World Index ex-US is part of a range of indexes designed to help U.S. investors benchmark their international investments. The index comprises Large (84%) and Mid (16%) cap stocks providing coverage of Developed and Emerging Markets (46 countries) excluding the US. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

FTSE NAREIT Equity REITs Index is a capitalization-weighted index of investment trusts that spans the commercial real estate space across the U.S. economy.

Morgan Stanley Capital International Europe Australasia and Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of 21 developed market country indices.

Morgan Stanley Capital International Europe Australasia and Far East (“MSCI EAFE”) Index (GDP Weighted) is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries. The country weighting of the Index is calculated using the gross domestic product of each of the various countries and then with respect of the market capitalization of the various companies operating in each country. The MSCI EAFE Index (GDP Weighted) Net Dividend measures the market performance including both price performance and income from dividend payments.

Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Russell 3000® Index comprises several subset indices based on market capitalization and investment style (growth or value).

Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index, measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index.

Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

Russell 1000® Index is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership.

Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies their market cap and current index membership.

Russell Midcap® Value Index is a measure of the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

S&P 500 Index is widely regarded as a gauge of the U.S. equities market, this index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market.

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More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (“SAI”).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Value Equity Fund also may invest in investment grade fixed income securities and mid- to large cap common stocks that would not ordinarily be consistent with the Fund’s objective. A Fund (will do so only if the Adviser or Subadviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Each Fund may invest in other mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.

Information About Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the SAI.

Management

The Board of Trustees (the “Board”) is responsible for the overall supervision and management of the business and affairs of the Funds. The Board supervises the Adviser and Subadvisers and establishes policies that the Adviser and Subadvisers must follow in their fund related management activities. The day-to-day operations of the Funds are the responsibilities of the officers and various service organizations retained by the Funds.

Investment Adviser

RidgeWorth Investments, 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. In addition to being an investment adviser registered with the Securities and Exchange Commission (the “SEC”), RidgeWorth is a money-management holding company with multiple style- focused investment boutiques. As of June 30, 2010, the Adviser had approximately $61.5 billion in assets under management. The Adviser is responsible for overseeing the Subadvisers to ensure compliance with each Fund’s investment policies and guidelines and monitors each Subadviser’s adherence to its investment style. The Adviser also executes transactions with respect to specific securities selected by the Subadvisers (excluding Alpha Equity Management LLC and Zevenbergen Capital Investments LLC) for purchase and sale by the Funds. The Adviser pays the Subadvisers out of the fees it receives from the Funds.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the SAI. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

For the fiscal year ended March 31, 2010, the following Funds paid the Adviser advisory fees (after

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waivers) based on the respective Fund’s average daily net assets of:

Aggressive Growth Stock Fund	1.10%
Emerging Growth Stock Fund	1.07%
International Equity 130/30 Fund	1.25%
International Equity Fund	1.10%
International Equity Index Fund	0.49%
Large Cap Core Equity Fund	0.84%
Large Cap Growth Stock Fund	0.93%
Large Cap Quantitative Equity Fund	0.75%
Large Cap Value Equity Fund	0.77%
Mid-Cap Core Equity Fund	1.00%
Mid-Cap Value Equity Fund	1.00%
Real Estate 130/30 Fund	0.65%
Select Large Cap Growth Stock Fund	0.85%
Small Cap Growth Stock Fund	1.15%
Small Cap Value Equity Fund	1.15%
U.S. Equity 130/30 Fund	0.34%

The Adviser and the Subadvisor have contractually agreed to waive fees and reimburse expenses until at least August 1, 2011 in order to keep total annual operating expenses of each Fund from exceeding the applicable expense cap below. If at any point before August 1, 2013, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

	Share	Expense
Fund	Class	Limitation
International Equity 130/30 Fund	I	1.55%
	A	1.85%
Real Estate 130/30 Fund	I	1.45%
	A	1.75%
U.S. Equity 130/30 Fund	I	1.30%
	A	1.60%
Large Cap Quantitative Equity	I	0.97%
	A	1.22%
Emerging Growth Stock Fund	I	1.24%
	A	1.54%

The following breakpoints are used in computing the advisory fee:

Average Daily Net Assets	Discount From Full Fee

First $500 million	None — Full Fee
Next $500 million	5%
Over $1 billion	10%

Based on average daily net assets as of March 31, 2010, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds’ asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

International Equity Index Fund	0.50%
Large Cap Value Equity Fund	0.80%

*	Fund expenses in the “Annual Fund Operating Expenses” tables shown earlier in this prospectus reflect the advisory breakpoints.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser appears in the Funds’ annual report to shareholders for the period ended March 31, 2010.

Investment Subadvisers

The Subadvisers are responsible for managing the portfolios of the Funds on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Funds under the supervision of the Adviser and the Board. A discussion regarding the basis for the Board’s approval of the investment subadvisory agreements appears in the Funds’ annual report to shareholders for the period ended March 31, 2010.

Information about the Subadvisers and the individual portfolio managers of the Funds is discussed below. The SAI provides additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers’ ownership of securities in the Funds.

Alpha Equity Management LLC (“Alpha Equity”) 90 State House Square, Suite 1100, Hartford,
Connecticut 06103 and 405 Park Avenue,
Suite 803, New York, New York, 10022
www.alphaequityllc.com

Alpha Equity, a minority-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2007 through a transaction in which its predecessor organization, founded in 2000, transferred its investment advisory business to Alpha Equity. Alpha Equity serves as subadviser to the RidgeWorth 130/30 Funds. As of June 30, 2010, Alpha Equity had approximately $154 million in assets under management.

Alpha Equity is one of the pioneers in active extension (130/30) products. The firm specializes in quantitative

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strategies engineered to generate alpha through all market cycles. It has developed a track record in international, real estate and domestic short-extension strategies. Alpha Equity selects, buys and sells securities for the 130/30 Funds under the supervision of the Adviser and the Board.

Alpha Equity employs a team approach in managing the Funds. Each of the individuals primarily responsible for the day-to-day management of the Funds has particular areas of expertise in which they contribute to the management of the Funds. All of the Funds utilize a similar set of highly structured and disciplined investment processes which determine the holdings within a fund and therefore its investment performance. All members of the investment team make significant contributions to the investment processes that guide all Funds.

Mr. Kevin Means, CFA, is the founder of Alpha Equity and its predecessor and has been Managing Partner and Chief Investment Officer of Alpha Equity and its predecessor since February 2000. As Chief Investment Officer, Mr. Means is responsible for designing the various investment processes, disciplines and models used to guide portfolio management decisions. Mr. Means has co-managed the International Equity 130/30 Fund, the U.S. Equity 130/30 Fund and the Real Estate 130/30 Fund since each Fund’s respective inception. He has more than 23 years of investment experience.

Mr. Vince Fioramonti, CFA, has been Partner and Director of Trading and Portfolio Operations of Alpha Equity and its predecessor since November 2002. As Director of Trading and Portfolio Operations, Mr. Fioramonti is responsible for designing the various processes used to optimize portfolios, evaluate trade ideas, implement trades, and process trade settlement information in a highly automated fashion.

Mr. Fioramonti has co-managed the International Equity 130/30 Fund, the U.S. Equity 130/30 Fund and the Real Estate 130/30 Fund since each Fund’s respective inception. He has more than 22 years of investment experience.

Mr. Neil Kochen, CFA, has been Partner, Chief Risk Officer, and Asset Allocation Strategist of Alpha Equity and its predecessor since March, 2006. Mr. Kochen has co-managed the International Equity 130/30 Fund, the U.S. Equity 130/30 Fund and the Real Estate 130/30 Fund since each Fund’s inception. Prior to joining Alpha Equity, Mr. Kochen served as Chief Investment Officer Equities and Chief Risk Officer with ING Aeltus Investment Management, Inc. from January 2000 until June 2004. He has more than 25 years of investment experience.

Ceredex Value Advisors LLC (“Ceredex”)
300 South Orange Avenue, Suite 1600,
Orlando, Florida 32801
www.ceredexvalue.com

Ceredex, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 19 years functioning as RidgeWorth’s value style investment management team. As of June 30, 2010, Ceredex had approximately $3.3 billion in assets under management.

Ceredex is a value equity asset management firm that seeks to identify catalysts that may lead to appreciation in undervalued, dividend-paying stocks.

The following individuals are primarily responsible for the day-to-day management of the following Funds.

Mr. Mills Riddick, CFA, currently serves as President and Chief Investment Officer of Ceredex and served as Managing Director of the Adviser since July 2000. He has managed the Large Cap Value Equity Fund since April 1995. He has more than 28 years of investment experience.

Mr. Brett Barner, CFA, currently serves as Managing Director of Ceredex and served as Managing Director of the Adviser since July 2000. He has managed the Small Cap Value Equity Fund since its inception. He has more than 25 years of investment experience.

Mr. Don Wordell, CFA, currently serves as Managing Director of Ceredex and served as Director of the Adviser since December 2005. He has managed the Mid-Cap Value Equity Fund since December 2003, after co-managing the Fund since its inception. He has more than 14 years of investment experience.

Certium Asset Management LLC (“Certium”)
50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303
www.certiumllc.com

Certium, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 13 years functioning as RidgeWorth’s international and

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quantitative equity investment management team. As of June 30, 2010, Certium had approximately $1.5 billion in assets under management.

Certium is an institutional investment management firm focused on passive, quantitative and active strategies which provide clients with risk-controlled exposure to equity markets.

The following individuals are primarily responsible for the day-to-day management of the following Funds.

Mr. Chad Deakins, CFA, currently serves as President and Chief Investment Officer of Certium and served as Managing Director of the Adviser since May 2000. He has co-managed the International Equity Index Fund since March 2005, after managing the Fund since 1999. He has managed the Large Cap Quantitative Equity Fund since October 2007 and the International Equity Fund since May 2000. He has more than 15 years of investment experience.

Mr. Matthew Welden currently serves as Director of Certium and served as a Director of the Adviser since July 2006 after having served as an Equity Trader from August 1999 to June 2006. He has co-managed the International Equity Index Fund since April 2008. He has more than 11 years of investment experience.

IronOak Advisors LLC (“IronOak”)
919 East Main Street, Richmond Virginia 23219
www.ironoakadvisors.com

IronOak, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 21 years functioning as RidgeWorth’s core style investment management team. As of June 30, 2010, IronOak had approximately $865 million in assets under management.

IronOak specializes in core equity strategies for institutional investors. Its portfolio managers purchase stocks considered to be “on sale” under prevailing market conditions, regardless of whether they are growth or value, and build core portfolios that are positioned to benefit from opportunities they believe are overlooked.

The following individuals are primarily responsible for the day-to-day management of the following Funds.

Mr. Jeffrey E. Markunas, CFA, currently serves as President and Chief Investment Officer of IronOak and served as Managing Director of the Adviser since July 2000. He has managed the Large Cap Core Equity Fund since its inception. He has more than 26 years of investment experience.

Mr. Charles B. Arrington, CFA, currently serves as Director of IronOak and served as Director of the Adviser since January 2006, after serving as Vice President since 1997. He has managed the Mid-Cap Core Equity Fund since August 2008 after having co-managed the Fund since January 2007. He has more than 27 years of investment experience.

Silvant Capital Management LLC (“Silvant”) 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303
www.silvantcapital.com

Silvant, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 24 years functioning as RidgeWorth’s growth style investment management team. As of June 30, 2010, Silvant had approximately $3.4 billion in assets under management.

Silvant focuses on managing growth equity products for a diverse range of institutional clients. Its philosophy is that consistent outperformance can be delivered by an investment process which is grounded in fundamental analysis and includes sophisticated risk management and stock selection techniques. Silvant’s investment team seeks to generate performance (alpha) through bottom-up stock selection, minimizing the potential impact of unintended style bias, sector bets, or macroeconomic risks relative to the primary benchmark.

The following individuals are primarily responsible for the day-to-day management of the following Funds.

Mr. Christopher Guinther currently serves as President and Chief Investment Officer of Silvant and served as Managing Director of the Adviser since February 2007. Prior to joining the Adviser, Mr. Guinther served as Institutional Small Cap Growth Portfolio Manager of Northern Trust Bank from September 2005 to January 2007, Small Cap Growth Portfolio Manager of Principal Financial Group from September 2003 to August 2005, and as One Group’s Small Cap Growth Co-Mutual Fund Manager of Banc One Investment Advisers from January 1996 to March 2003. He has co-managed the Large Cap Growth Stock Fund and, the Select Large Cap Growth Stock Fund since March 2007 and the

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Small Cap Growth Stock Fund since February 2007. He has more than 19 years of investment experience.

Mr. Joe Ransom, CFA, currently serves as Managing Director of Silvant and served as Managing Director of the Adviser since June 2000. He has co-managed the Select Large Cap Growth Stock Fund since March 2007 after managing the Fund since January 2007. He has more than 37 years of investment experience.

Mr. Michael A. Sansoterra currently serves as Managing Director of Silvant and served as Director of the Adviser since March 2007. Prior to joining the Adviser, Mr. Sansoterra served as Large Cap Diversified Growth Portfolio Manager and Senior Equity Analyst of Principal Global Investors from February 2003 through March 2007. He has co-managed the Large Cap Growth Stock Fund, the Select Large Cap Growth Stock Fund and the Small Cap Growth Stock Fund since March 2007. He has more than 15 years of investment experience.

Zevenbergen Capital Investments LLC (“ZCI”) 601 Union Street, Seattle, Washington 98101
www.zci.com

ZCI, a minority-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 1987 and serves as sub-adviser to the RidgeWorth Aggressive Growth and Emerging Growth Funds. As of June 30, 2010, ZCI had approximately $1.9 billion in assets under management.

ZCI specializes in aggressive growth-equity investment advisory services for separately managed portfolios and mutual funds. ZCI’s investment philosophy and stock selection process, unchanged since its inception, operates under the principle that revenue, cash flow and earnings growth are the key determinants of long-term stock price appreciation. ZCI selects, buys and sells securities for the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund.

The following individuals are primarily responsible for the day-to-day management of the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund.

Ms. Nancy Zevenbergen, CFA, CIC, has served as President and Chief Investment Officer of ZCI since January 1987. She has co-managed the Funds since each Fund’s respective inception. She has more than 28 years of investment experience.

Ms. Brooke de Boutray, CFA, CIC, has served as Managing Director, Portfolio Manager and Analyst of ZCI since 1992. She has co-managed the Funds since each Fund’s respective inception. She has more than 27 years of investment experience.

Ms. Leslie Tubbs, CFA, CIC, has served as Managing Director, Portfolio Manager and Analyst for ZCI since 1995. She has co-managed the Funds since each Fund’s respective inception. She has more than 15 years of investment experience.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase sell (sometimes called “redeem”) and exchange A Shares, C Shares and I Shares of the Funds.

How to Purchase Fund Shares

Purchasing A Shares and C Shares

You may purchase A Shares and C Shares of the Funds through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.

Your investment professional can assist you in opening a brokerage account that will be used for purchasing shares of RidgeWorth Funds.

Shareholders who purchase shares directly from the Funds may purchase additional Fund shares by:

•	Mail

•	Telephone (1-888-784-3863)

•	Wire

•	Fax (1-800-451-8377)

•	Automated Clearing House (“ACH”)

The Funds do not accept cash, credit card checks, third-party checks, travelers’ checks, money orders, bank starter checks, or checks drawn in a foreign currency, as payment for Fund shares.

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If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered RidgeWorth Funds account as reimbursement.

Purchasing I Shares

The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. These accounts primarily consist of:

•	assets of a bona fide trust,

•	assets of a business entity possessing a tax identification number,

•	assets of an employee benefit plan,

•	assets held within select fee-based programs, or

•	assets held within certain non-discretionary intermediary no-load platforms.

Employee benefit plans generally include profit sharing, 401(k) and 403(b) plans. Employee benefit plans generally do not include IRAs; SIMPLE, SEP, SARSEP plans; plans covering self-employed individuals and their employees or health savings accounts unless you, as a customer of a financial institution or intermediary, meet the Funds’ established criteria as described above.

As a result, you, as a customer of a financial institution or intermediary, may, under certain circumstances that meet the Funds’ established criteria, be able to purchase I Shares through accounts made with select financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, you may have, or be given, the right to vote your I Shares. Financial institutions or intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may differ from those imposed by the Funds. Please contact your financial institution or intermediary for complete details for purchasing I Shares.

I Shares may also be purchased directly from the Funds by officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of:

•	RidgeWorth Funds,

•	Subadvisers to the RidgeWorth Funds, or

•	SunTrust Banks, Inc. and its subsidiaries.

Validation of current employment/service will be required upon establishment of the account. The Funds, in their sole discretion, may determine if an applicant qualifies for this program.

In-Kind Purchases — I Shares

Payment for I Shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863.

When Can You Purchase Shares? — A Shares, C Shares, and, I Shares

The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading (a “Business Day”). Each Fund calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

If a Fund or its authorized agent receives your purchase or redemption request in proper form before 4:00 p.m., Eastern Time, your transaction will be priced at that Business Day’s NAV. If your request is received after 4:00 p.m., it will be priced at the next Business Day’s NAV.

The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early.

The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

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You may be required to transmit your purchase sale and exchange orders to your financial institutions or intermediaries at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your order and transmit it to the transfer agent in time to meet the above stated Fund cut-off times. For more information about how to purchase, sell or exchange Fund shares, including a specific financial institution’s or intermediary’s internal order entry cut-off times, please contact your financial institution or intermediary directly.

A Fund may reject any purchase order.

How the Funds Calculate NAV — A Shares, C Shares and I Shares

NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that market prices or amortized cost valuation method are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Funds, except the International Equity Fund, International Equity Index Fund and the International Equity 130/30 Fund, invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value — for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

The prices for many securities held by the Funds are provided by independent pricing services approved by the Board.

Minimum/Maximum Purchases — A Shares, C Shares and I Shares

To purchase A Shares or C Shares for the first time, you must invest in any Fund at least:

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)

Purchases of C Shares of a Fund requested in an amount of $1,000,000 or more will automatically be made in A Shares of that Fund.

Your subsequent investments must be made in amounts of at least $1,000. The Funds may accept investments of smaller amounts for either class of shares at its discretion.

For investors who qualify to purchase I Shares, there are no minimum or maximum requirements for initial or subsequent purchases.

Systematic Investment Plan — A Shares and C Shares

If you have a checking or savings account with a bank, you may purchase A Shares and C Shares automatically through regular deductions from your bank account. With a $500 minimum initial investment, you may begin regularly-scheduled investments of $50 or more once or twice a month. If you are buying C Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Funds may close your account if you do not meet this minimum investment requirement at the end of two years.

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Customer Identification

Foreign Investors

To purchase A Shares, C Shares the Funds, you must be a U.S. citizen, a U.S. resident alien, or a U.S. entity, with a U.S. tax identification number, and reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses). If you owned shares on July 31, 2006, you may keep your account open even if you do not reside in the U.S. or its territories, but you may not make additional purchases or exchanges.

The Funds do not generally accept investments in I Shares, by non-U.S. citizens or entities. Investors in I Shares generally must reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses) and have a U.S. tax identification number.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security Number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

Sales Charges — A Shares and C Shares

Front-End Sales Charges — A Shares

The offering price of A Shares is the NAV next calculated after a Fund receives your request in proper form, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment

Value Equity Funds
Large Cap Value Equity Fund
Mid-Cap Value Equity Fund
Small Cap Value Equity Fund
Core Equity Funds
Large Cap Core Equity Fund
Mid-Cap Core Equity Fund

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Growth Equity Funds
Aggressive Growth Stock Fund
Emerging Growth Stock Fund
Large Cap Growth Stock Fund
Select Large Cap Growth Stock Fund
Small Cap Growth Stock Fund
International and Alternative Funds
International Equity Fund
International Equity Index Fund
Large Cap Quantitative Equity Fund
International Equity 130/30 Fund
Real Estate 130/30 Fund
U.S. Equity 130/30 Fund

	Your Sales	Your Sales
	Charge as a	Charge as a
	Percentage	Percentage of
	of Offering	Your Net
If Your Investment is:	Price*	Investment

Less than $50,000	5.75%	6.10%

$50,000 but less than $100,000	4.75%	4.99%

$100,000 but less than $250,000	3.75%	3.90%

$250,000 but less than $500,000	2.50%	2.56%

$500,000 but less than $1,000,000	2.00%	2.04%

$1,000,000 and over	None	None

*	The Distributor may pay a percentage of the offering price as a commission to broker-dealers. Merrill Lynch Pierce Fenner & Smith, Inc. (“Merrill Lynch”) receives an additional 0.25% of the front-end sales charge of A Shares of certain Funds. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 1.00%.

Investments of $1,000,000 or more. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares (excluding A Shares of RidgeWorth Money Market Funds) in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge is calculated based on the lesser of (1) the NAV of the shares at the time of purchase or (2) NAV of the shares next calculated after the Fund receives your redemption request. The deferred sales charge does not apply to shares you purchase through reinvestment of dividends or capital gains distributions.

Waiver of Front-End Sales Charge — A Shares

The front-end sales charge will be waived on A Shares purchased:

•	through reinvestment of dividends and distributions;

•	through an account managed by an affiliate of the Adviser;

•	by persons repurchasing shares they redeemed within the last 180 days (see “Repurchase of A Shares”);

•	by employees, and members of their immediate family (spouse, domestic partner, mother, father, mother-in-law, father-in-law, and children (including step-children) under the age of 21 years), of the Adviser and its affiliates;

•	by current RidgeWorth Funds shareholders reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (IRAs);

•	by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

•	through dealers, retirement plans, asset allocation and wrap programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge; or

•	by Trustees of the RidgeWorth Funds.

Repurchase of A Shares

You may repurchase any amount of A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the section on Taxes in the SAI for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

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Reduced Sales Charges — A Shares

Rights of Accumulation. You may take into account your accumulated holdings in all share classes of RidgeWorth Funds to determine the initial sales charge you pay on each purchase of A Shares. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A Shares you are currently purchasing. The Funds may amend or terminate this right at any time. Please see the SAI for details.

Letter of Intent. A Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time.

The Funds will hold a certain portion of your investment in escrow until you fulfill your commitment. Please see the SAI for details.

Combined Purchase/Quantity Discount Privilege. When calculating the appropriate sales charge rate, the Funds will combine same day purchases of shares of any class made by you, your spouse, domestic partner and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

You can also obtain this information about sales charges, rights of accumulation and Letters of Intent on the Funds’ website at www.ridgeworth.com.

Contingent Deferred Sales Charges (“CDSC”) — C Shares

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But, if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% of either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. So, you never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to shares you purchase through reinvestment of dividends or distributions or to exchanges of C Shares of one Fund for C Shares of another Fund.

Waiver of CDSC

The CDSC will be waived if you sell your C Shares for the following reasons:

•	Death or Post-purchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)

–	You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

–	You die or become disabled after the account is opened;

–	Redemption must be made within 1 year of such death/disability;

–	The Funds must be notified in writing of such death/disability at time of redemption request;

–	The Funds must be provided with satisfactory evidence of death (death certificate) or disability (doctor’s certificate specifically referencing disability as defined in 72(m)(7) referenced above).

•	Shares purchased through dividend and capital gains reinvestment.

•	Participation in the Systematic Withdrawal Plan described below:

–	Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount;

–	If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;

–	To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

•	Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to

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an Individual Retirement Account (IRA). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

•	Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

•	Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

The C Shares CDSC will be waived for certain retirement plan providers that have entered into administrative agreements with the Funds. Please see the SAI for more information on this program.

Offering Price of Fund Shares — A Shares, C Shares and I Shares

The offering price of A Shares is the NAV next calculated after the transfer agent receives your request, in proper form, plus any front-end sales charge. The offering price of C Shares and I Shares is simply the next calculated NAV.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Funds’ website at www.ridgeworth.com.

How to Sell Your Fund Shares

Selling A Shares and C Shares

If you own your A Shares or C Shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Funds.

Shareholders who purchased shares directly from the Funds may sell their Fund Shares by:

•	Mail

•	Telephone (1-888-784-3863)

•	Wire

•	Fax (1-800-451-8377)

•	ACH

Selling I Shares

You may sell your I Shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request in proper form.

Medallion Signature Guarantee♦ — A Shares, C Shares I Shares

A Medallion Signature Guarantee by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

•	made payable to someone other than the registered shareholder;

•	sent to an address or bank account other than the address or bank account of record; or

•	sent to an address or bank account of record that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.

♦	Medallion Signature Guarantee: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.

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Sale Price of Fund Shares — A Shares, C Shares and I Shares

The sale price of each share will be the next NAV determined after the Funds receive your request, in proper form, less, in the case of C Shares, any applicable CDSC.

Systematic Withdrawal Plan — A Shares and C Shares

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, may be electronically transferred to your account. Please check with your bank. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under “Waiver of the CDSC.”

Receiving Your Money — A Shares, C Shares and I Shares

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payments would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption). Your proceeds from the sale of A Shares, or C Shares can be wired to your bank account (subject to a fee) or sent to you by check. If you recently purchased your A Shares or C Shares by check or through ACH, redemption proceeds may not be available until your funds have cleared (which may take up to 15 calendar days from your date of purchase).

Redemptions In Kind — A Shares, C Shares and I Shares

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares — A Shares and C Shares

If your account balance drops below the required minimum as a result of redemptions you may be required to sell your shares. The account balance minimums are:

Class	Dollar Amount

A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA accounts or other tax qualified accounts)

But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

Suspension of Your Right to Sell Your Shares — A Shares, C Shares and I Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the SAI.

How to Exchange Your Shares — A Shares and C Shares

You may exchange your A Shares or C Shares on any Business Day by contacting the Funds or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under “Market Timing Policies and Procedures” below.

If you recently purchased shares by check, or through ACH, you may not be able to exchange your shares until your funds have cleared (which may take up to 15 calendar days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days notice.

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Exchanges

When you exchange shares, you are really selling your shares of one Fund and buying shares of another RidgeWorth Fund. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange requests, in proper form.

A Shares

You may exchange A Shares of any Fund for A Shares of any other RidgeWorth Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a RidgeWorth Fund with a sales charge or with a higher sales charge, the exchange is subject to a sales charge equal to the difference between the lower and higher applicable sales charges. If you exchange shares into a RidgeWorth Fund with the same, lower or no sales charge there is no sales charge for the exchange.

The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the RidgeWorth Fund into which you are making the exchange.

C Shares

You may exchange C Shares of any Fund for C Shares of any other RidgeWorth Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

Telephone Transactions — A Shares, C Shares and I Shares

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

•	redemption checks must be made payable to the registered shareholder; and

•	redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

Market Timing Policies and Procedures

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board. The Funds seek to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:

•	Shareholders are restricted from making more than one (1) “round trip” into and out of a Fund within 14 days or more than two (2) “round trips” within any continuous 90 day period. If a shareholder exceeds either “round trip” restriction, he or she may be deemed a “Market Timer,” and the Funds

71

DISTRIBUTION OF FUND SHARES

and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, the Adviser, the Subadviser or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

•	The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. Purchase and redemption transactions submitted to the Funds by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Funds rely in large part on the intermediaries who maintain omnibus arrangements (which may represent a majority of Fund shares) to aid in the Funds’ efforts to detect and deter short-term trading. The Funds monitor trading activity at the omnibus account level and look for activity that indicates potential short-term trading. If they detect suspicious trading activity, the Funds contact the intermediaries to determine whether the short-term trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all beneficial owners to make this determination. If a Fund believes that a shareholder has violated the short-term trading policy, it will take further steps to prevent any future short-term trading by such shareholder in accordance with the policy. The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track short-term trading effected through these intermediaries. A Fund has the right to terminate an intermediary’s ability to invest in a Fund if excessive trading activity persists and a Fund or its Adviser or Subadviser reasonably believes that such termination would be in the best interests of long-term shareholders. In addition to the Funds’ market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.

Distribution of Fund Shares

From their own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by a Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Please refer to the SAI for more information regarding these arrangements.

Distribution of Fund Shares

The A Shares and C Shares of each Fund have each adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a

72

SHAREHOLDER SERVICING PLANS

Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While C Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 1% of the amount invested to broker-dealers and other financial intermediaries who sell C Shares. Through the distribution plan, the distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor.

For A Shares, each Fund’s distribution plan authorizes payment of up to the amount shown under “Maximum Fee” in the table that follows. Merrill Lynch may receive an additional 0.25% payment at the time of sale related to C Shares of certain Funds. Currently, however, the Board has only approved payment of up to the amount shown under “Current Approved Fee” in the table that follows. Fees are shown as a percentage of average daily net assets of the Fund’s A Shares.

		Current
	Maximum	Approved
	Fee	Fee
Value Funds
Large Cap Value Equity Fund	0.33%	0.30%
Mid-Cap Value Equity Fund	0.35%	0.30%
Small Cap Value Equity Fund	0.33%	0.30%
Core Funds
Large Cap Core Equity Fund	0.25%	0.25%
Mid-Cap Core Equity Fund	0.35%	0.30%
Growth Funds
Large Cap Growth Stock Fund	0.35%	0.30%
Select Large Cap Growth Stock Fund	0.35%	0.30%
Small Cap Growth Stock Fund	0.35%	0.30%
Aggressive Growth Stock Fund	0.35%	0.30%
Emerging Growth Stock Fund	0.35%	0.30%
International/Quantitative Funds
International Equity Fund	0.33%	0.30%
International Equity Index Fund	0.35%	0.30%
Large Cap Quantitative Equity Fund	0.25%	0.25%
130/30 Funds
International Equity 130/30 Fund	0.35%	0.30%
Real Estate 130/30 Fund	0.35%	0.30%
U.S. Equity 130/30 Fund	0.35%	0.30%

For C Shares, the maximum distribution fee is 1.00% of the average daily net assets of each Fund.

The Funds may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.

From their own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by a Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Please refer to the SAI for more information regarding these arrangements.

Shareholder Servicing Plans

With respect to the A Shares and I Shares of certain of the Funds, the A Shares and I Shares Shareholder Servicing Plan permits the A Shares and I Shares of that Fund to pay financial service firms for shareholder support services they provide, at a rate of up to 0.15% of the average daily net assets of each of the A Shares and I Shares of that Fund. The shareholder support services may include, among others, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records.

73

DIVIDENDS AND DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each of the International Equity 130/30 Fund, the International Equity Fund, and International Equity Index Fund and distributes its net investment income annually. Each other Equity Fund distributes its net investment income quarterly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

401(k) Plan participants will receive dividends and distributions in the form of additional Fund shares if the participant owns shares of the Fund on the date the dividend or distribution is allocated by the Plan. Therefore, a participant will not receive a dividend or distribution if the participant does not own shares of the Fund on the date the dividend or distribution is allocated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state, and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. More information on taxes is in the SAI.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through a 401(k) Plan or any other employer-sponsored retirement or savings plan that qualifies for tax-advantaged treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Redemptions of Fund shares resulting in withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty tax in the case of premature withdrawals. If you have questions about the tax consequences of 401(k) Plan withdrawals, you should consult your tax advisor or plan administrator.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. A high portfolio turnover rate and a Fund’s or an Underlying Fund’s use of certain derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Because the International Equity 130/30 Fund, the Real Estate 130/30 Fund and the U.S. Equity 130/30 Fund will have both long and short positions in equity securities, each Fund anticipates that a smaller portion of its income dividends will be qualified dividend income eligible for taxation a the long-term capital gains rate than if each Fund held only long positions in equity securities. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of Fund shares for shares of a different RidgeWorth Fund is treated the same as a sale. A transfer from one share class to another in the same RidgeWorth Fund should not be a taxable event.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

With respect to the Real Estate 130/30 Fund, the Fund may at times find it necessary to reclassify income after it issues your tax reporting statement. This can result from rules in the Internal Revenue Code that effectively prevent regulated investment companies such as the Fund and REITs in which the Fund invests from ascertaining with certainty until after the calendar year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a

74

DIVIDENDS AND DISTRIBUTIONS AND TAXES

corrected Form 1099-DIV on or about February 28 to reflect reclassified information. If you receive a corrected Form 1099-DIV, use the information on this Form, and not the information on your original statement, in completing your tax returns.

For non-US investors in the Real Estate 130/30 Fund, such investors may also be subject to U.S. estate tax on their investment in the Fund. They also have special certification requirements that, if not met, can subject them to backup withholding on any dividends, distributions and redemption proceeds that they receive from the Fund. Each of these subjects is discussed in greater detail in the “Distributions and Taxes — Non-U.S. investors” section of the SAI.

The Real Estate 130/30 Fund may invest in equity securities of corporations that invest in U.S. real property, including REITs. The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes a non-U.S. person subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Under a look-through rule, if the Fund is classified as a “qualified investment entity,” Fund distributions from short- or long-term capital gains that are attributable to gain from the sale or disposition of a U.S. real property interest and which are paid to non-U.S. investors that own more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution may be subject to U.S. withholding tax at a rate of 35%. You might also, in this case, be required to file a nonresident U.S. income tax return. Even if you do not own more than 5% of a class of Fund shares, Fund distributions to you that are attributable to gain from the sale or disposition of a U.S. real property interest will be taxable as ordinary dividends (rather than as short- or long-term capital gains) subject to withholding at a 30% or lower treaty rate. The Fund will be classified as a “qualified investment entity” if, in general, more than 50% of its assets consist of interests in U.S. REITs and U.S. real property holding corporations (e.g., a U.S. corporation more than 50% of the assets of which are interests in U.S. real estate).

For a more detailed discussion on investment in U.S. real property, including the circumstances under which a sale or redemption of Fund shares may result in FIRPTA gain to you, see the section, “Distributions and Taxes — Non-U.S. investors — Investments in U.S. real property” in the SAI.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The International Equity Fund, the International Equity Index Fund and the International Equity 130/30 Fund may be able to pass along a tax credit for foreign income taxes they pay. In such event, each Fund will provide you with the information necessary to reflect such foreign taxes on your federal income tax return.

More information about taxes is in the SAI.

75

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds’ financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2010 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Funds’ website at www.ridgeworth.com.

													Ratio of
													Net
				Net								Ratio of	Investment	Ratio of
				Realized								Net	Income	Expenses to
				and			Distributions		Net			Expenses	(Loss)	Average
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Net Assets
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	(Excluding	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Waivers and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
Aggressive Growth Stock Fund
I Shares
Year Ended March 31, 2010	$7.73	$(0.08	)(a)	$5.21	$5.13	$—	$—	$—	$12.86	66.36%	$108,754	1.21%	(0.77)%	1.21%	27%
Year Ended March 31, 2009	12.03	(0.09)		(3.99)	(4.08)	—	(0.22)	(0.22)	7.73	(33.89)	152,030	1.16	(0.72)	1.16	27
Year Ended March 31, 2008	12.64	(0.09	)(a)	(0.11)	(0.20)	—	(0.41)	(0.41)	12.03	(2.12)	306,709	1.16	(0.70)	1.16	59
Year Ended March 31, 2007	12.24	(0.09	)(a)	0.49	0.40	—	—	—	12.64	3.27	323,303	1.17	(0.79)	1.17	49
Year Ended March 31, 2006	9.89	(0.07	)(a)	2.42	2.35	—	—	—	12.24	23.77	254,412	1.19	(0.61)	1.23	30
A Shares
Year Ended March 31, 2010	7.61	(0.13	)(a)	5.14	5.01	—	—	—	12.62	65.83	2,502	1.52	(1.12)	1.52	27
Year Ended March 31, 2009	11.88	(0.12)		(3.93)	(4.05)	—	(0.22)	(0.22)	7.61	(34.06)	416	1.46	(1.01)	1.46	27
Year Ended March 31, 2008	12.53	(0.13	)(a)	(0.11)	(0.24)	—	(0.41)	(0.41)	11.88	(2.46)	893	1.46	(0.99)	1.46	59
Year Ended March 31, 2007	12.16	(0.12	)(a)	0.49	0.37	—	—	—	12.53	3.04	553	1.47	(1.10)	1.47	49
Year Ended March 31, 2006	9.84	(0.10	)(a)	2.42	2.32	—	—	—	12.16	23.58	331	1.50	(0.94)	1.55	30

Emerging Growth Stock Fund
I Shares
Year Ended March 31, 2010	6.43	(0.07	)(a)	4.87	4.80	—	—	—	11.23	74.65	19,793	1.20	(0.82)	1.24	87
Year Ended March 31, 2009	11.08	(0.06	)(a)	(4.33)	(4.39)	—	(0.26)	(0.26)	6.43	(39.58)	66,005	1.17	(0.68)	1.17	71
Year Ended March 31, 2008	12.97	(0.10	)(a)	(0.41)	(0.51)	—	(1.38)	(1.38)	11.08	(6.29)	116,703	1.17	(0.71)	1.17	117
Year Ended March 31, 2007	12.83	(0.10	)(a)	0.24	0.14	—	—	—	12.97	1.09	111,078	1.17	(0.85)	1.18	103
Year Ended March 31, 2006	9.38	(0.09	)(a)	3.54	3.45	—	—	—	12.83	36.78	48,369	1.20	(0.84)	1.24	107
A Shares
Year Ended March 31, 2010	6.31	(0.11	)(a)	4.79	4.68	—	—	—	10.99	74.17	563	1.52	(1.20)	1.64	87
Year Ended March 31, 2009	10.92	(0.09	)(a)	(4.26)	(4.35)	—	(0.26)	(0.26)	6.31	(39.80)	150	1.47	(1.00)	1.47	71
Year Ended March 31, 2008	12.83	(0.14	)(a)	(0.39)	(0.53)	—	(1.38)	(1.38)	10.92	(6.52)	632	1.47	(1.01)	1.47	117
Year Ended March 31, 2007	12.74	(0.14	)(a)	0.23	0.09	—	—	—	12.83	0.71	615	1.48	(1.16)	1.49	103
Year Ended March 31, 2006	9.34	(0.13	)(a)	3.53	3.40	—	—	—	12.74	36.30	227	1.51	(1.16)	1.55	107

International Equity 130/30 Fund(4)(5)
I Shares
Year Ended March 31, 2010	4.08	0.08		2.70	2.78	(0.11)	—	(0.11)	6.75	68.36	123,661	2.94	1.22	2.94	628
Year Ended March 31, 2009	8.69	0.04	(a)	(4.63)	(4.59)	(0.02)	—	(0.02)	4.08	(52.80)	69,523	2.82	0.77	2.87	491
Period Ended March 31, 2008	10.00	(0.01)		(1.30)	(1.31)	—	—	—	8.69	(13.10)	4,343	3.29	(0.58)	7.38 (b)	120
A Shares
Year Ended March 31, 2010	4.08	0.07		2.70	2.77	(0.08)	—	(0.08)	6.77	67.87	3	3.65	2.34	3.65	628
Period Ended March 31, 2009	8.09	—		(4.00)	(4.00)	(0.01)	—	(0.01)	4.08	(49.40)	10	3.13	(0.12)	3.17	491

See Notes to Financial Highlights.

76

FINANCIAL HIGHLIGHTS

																Ratio of
																Net
				Net											Ratio of	Investment	Ratio of
				Realized											Net	Income	Expenses to
				and				Distributions			Net				Expenses	(Loss)	Average
	Net Asset	Net		Unrealized		Dividends		from	Total		Asset				to	to	Net Assets
	Value,	Investment		Gains		from Net		Realized	Dividends		Value,			Net Assets,	Average	Average	(Excluding	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment		Capital	and		End of	Total		End of	Net	Net	Waivers and	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains	Distributions		Period	Return(1)		Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
International Equity Fund
I Shares
Year Ended March 31, 2010	$6.38	$0.11	(a)	$4.28	$4.39	$(0.06)		$—	$(0.06)		$10.71	68.80	(c)%	$273,819	1.25%	1.17%	1.30%	95%
Year Ended March 31, 2009	13.77	0.35		(7.28)	(6.93)	(0.25)		(0.21)	(0.46)		6.38	(50.68)		185,862	1.24	2.93	1.25	193
Year Ended March 31, 2008	16.83	0.34	(a)	(0.76)	(0.42)	(0.34)		(2.30)	(2.64)		13.77	(4.16)		1,089,572	1.21	2.06	1.21	141
Year Ended March 31, 2007	14.49	0.20		2.41	2.61	(0.27)		—	(0.27)		16.83	18.21		1,165,510	1.22	1.31	1.22	81
Year Ended March 31, 2006	11.77	0.16		2.72	2.88	(0.16)		—	(0.16)		14.49	24.47	#	926,845	1.31	1.40	1.32	59
A Shares
Year Ended March 31, 2010	6.32	0.09	(a)	4.22	4.31	(0.04)		—	(0.04)		10.59	68.22	(c)	8,104	1.55	0.68	1.59	95
Year Ended March 31, 2009	13.61	0.33		(7.21)	(6.88)	(0.20)		(0.21)	(0.41)		6.32	(50.84)		3,580	1.54	2.71	1.54	193
Year Ended March 31, 2008	16.67	0.28	(a)	(0.74)	(0.46)	(0.30)		(2.30)	(2.60)		13.61	(4.45)		12,288	1.51	1.70	1.51	141
Year Ended March 31, 2007	14.34	0.16		2.40	2.56	(0.23)		—	(0.23)		16.67	18.00		14,277	1.52	1.05	1.52	81
Year Ended March 31, 2006	11.64	0.11		2.70	2.81	(0.11)		—	(0.11)		14.34	24.15	#	11,805	1.62	1.14	1.63	59
International Equity Index Fund
I Shares
Year Ended March 31, 2010	8.75	0.34		4.03	4.37	(0.40)		—	(0.40)		12.72	49.93		839,582	0.64	2.46	0.64	36
Year Ended March 31, 2009	17.82	0.60		(9.05)	(8.45)	(0.62)		—	(0.62)		8.75	(47.89)		726,931	0.61	3.63	0.61	47
Year Ended March 31, 2008	18.64	0.53		(0.86)	(0.33)	(0.49)		—	(0.49)		17.82	(2.03)		958,514	0.59	2.74	0.59	13
Year Ended March 31, 2007	15.81	0.35		2.84	3.19	(0.36)		—	(0.36)		18.64	20.27		994,685	0.61	1.99	0.61	8
Year Ended March 31, 2006	12.83	0.25		2.94	3.19	(0.21)		—	(0.21)		15.81	25.06	#	774,008	0.76	1.84	0.78	7
A Shares
Year Ended March 31, 2010	8.69	0.25		4.05	4.30	(0.38)		—	(0.38)		12.61	49.46		5,998	0.94	1.72	0.94	36
Year Ended March 31, 2009	17.67	0.52		(8.93)	(8.41)	(0.57)		—	(0.57)		8.69	(48.04)		2,533	0.91	3.48	0.91	47
Year Ended March 31, 2008	18.49	0.46		(0.84)	(0.38)	(0.44)		—	(0.44)		17.67	(2.29)		6,052	0.89	2.40	0.89	13
Year Ended March 31, 2007	15.66	0.28		2.84	3.12	(0.29)		—	(0.29)		18.49	20.03		5,921	0.91	1.69	0.91	8
Year Ended March 31, 2006	12.69	0.25		2.87	3.12	(0.15)		—	(0.15)		15.66	24.74	#	8,666	1.09	1.58	1.12	7
Large Cap Core Equity Fund
I Shares
Year Ended March 31, 2010	8.98	0.12		4.03	4.15	(0.12)		—	(0.12)		13.01	46.42		422,673	0.83	1.04	0.92	81
Year Ended March 31, 2009	14.25	0.19		(5.28)	(5.09)	(0.18)		—	(0.18)		8.98	(35.88)		361,038	0.87	1.35	0.88	89
Year Ended March 31, 2008	17.79	0.21		(1.81)	(1.60)	(0.21	)(d)	(1.73)	(1.94	)(d)	14.25	(10.32)		1,239,965	0.86	1.23	0.86	78
Year Ended March 31, 2007	17.20	0.25		1.87	2.12	(0.26)		(1.27)	(1.53)		17.79	12.51		1,554,971	0.85	1.41	0.85	58
Year Ended March 31, 2006	16.07	0.18		1.83	2.01	(0.18)		(0.70)	(0.88)		17.20	12.76		1,396,362	0.90	1.15	0.90	55
A Shares
Year Ended March 31, 2010	9.08	0.09		4.08	4.17	(0.10)		—	(0.10)		13.15	46.11		21,511	1.08	0.79	1.17	81
Year Ended March 31, 2009	14.40	0.14		(5.31)	(5.17)	(0.15)		—	(0.15)		9.08	(36.02)		17,254	1.12	1.13	1.12	89
Year Ended March 31, 2008	17.97	0.17		(1.84)	(1.67)	(0.17	)(d)	(1.73)	(1.90	)(d)	14.40	(10.60)		35,341	1.11	0.97	1.11	78
Year Ended March 31, 2007	17.36	0.20		1.89	2.09	(0.21)		(1.27)	(1.48)		17.97	12.25		46,878	1.10	1.19	1.10	58
Year Ended March 31, 2006	16.21	0.14		1.85	1.99	(0.14)		(0.70)	(0.84)		17.36	12.50		45,851	1.15	0.90	1.15	55
C Shares
Year Ended March 31, 2010	8.84	—		3.97	3.97	(0.05)		—	(0.05)		12.76	44.99		26,275	1.83	0.04	1.92	81
Year Ended March 31, 2009	14.03	0.05		(5.17)	(5.12)	(0.07)		—	(0.07)		8.84	(36.51)		21,571	1.87	0.38	1.87	89
Year Ended March 31, 2008	17.56	0.04		(1.79)	(1.75)	(0.05	)(d)	(1.73)	(1.78	)(d)	14.03	(11.27)		46,342	1.86	0.23	1.86	78
Year Ended March 31, 2007	17.00	0.08		1.84	1.92	(0.09)		(1.27)	(1.36)		17.56	11.40		68,436	1.85	0.42	1.85	58
Year Ended March 31, 2006	15.89	0.02		1.81	1.83	(0.02)		(0.70)	(0.72)		17.00	11.69		78,348	1.90	0.15	1.90	55

See Notes to Financial Highlights.

77

FINANCIAL HIGHLIGHTS

															Ratio of
															Net
				Net										Ratio of	Investment	Ratio of
				Realized										Net	Income	Expenses to
				and				Distributions			Net			Expenses	(Loss)	Average
	Net Asset	Net		Unrealized		Dividends		from	Total		Asset			to	to	Net Assets
	Value,	Investment		Gains		from Net		Realized	Dividends		Value,		Net Assets,	Average	Average	(Excluding	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment		Capital	and		End of	Total	End of	Net	Net	Waivers and	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains	Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
Large Cap Growth Stock Fund
I Shares
Year Ended March 31, 2010	$6.57	$0.01		$3.02	$3.03	$(0.01)		$—	$(0.01)		$9.59	46.20%	$443,918	0.99%	0.19%	1.04%	62%
Year Ended March 31, 2009	9.95	0.04		(3.33)	(3.29)	(0.04)		(0.05)	(0.09)		6.57	(33.16)	439,356	0.99	0.54	1.03	85
Year Ended March 31, 2008	12.86	0.05		0.49	0.54	(0.05)		(3.40)	(3.45)		9.95	0.92	633,291	1.00	0.45	1.01	109
Year Ended March 31, 2007	12.83	0.06	(a)	0.58	0.64	(0.06)		(0.55)	(0.61)		12.86	5.08	1,105,504	0.98	0.48	0.98	79
Year Ended March 31, 2006	12.22	0.03	(a)	0.86	0.89	(0.02)		(0.26)	(0.28)		12.83	7.33	1,296,236	1.06	0.22	1.07	74
A Shares
Year Ended March 31, 2010	6.11	(0.01)		2.81	2.80	—		—	—		8.91	45.90	44,994	1.29	(0.11)	1.34	62
Year Ended March 31, 2009	9.27	0.02		(3.11)	(3.09)	(0.02)		(0.05)	(0.07)		6.11	(33.40)	35,431	1.30	0.19	1.33	85
Year Ended March 31, 2008	12.19	0.02		0.49	0.51	(0.03)		(3.40)	(3.43)		9.27	0.68	66,115	1.30	0.16	1.31	109
Year Ended March 31, 2007	12.20	0.02	(a)	0.56	0.58	(0.04)		(0.55)	(0.59)		12.19	4.69	80,848	1.28	0.18	1.28	79
Year Ended March 31, 2006	11.66	(0.03	)(a)	0.83	0.80	—		(0.26)	(0.26)		12.20	6.97	104,733	1.50	(0.22)	1.50	74
C Shares
Year Ended March 31, 2010	5.49	(0.06)		2.51	2.45	—		—	—		7.94	44.63	17,516	1.99	(0.81)	2.04	62
Year Ended March 31, 2009	8.37	(0.04)		(2.78)	(2.82)	(0.01)		(0.05)	(0.06)		5.49	(33.77)	14,046	2.00	(0.52)	2.03	85
Year Ended March 31, 2008	11.36	(0.06)		0.48	0.42	(0.01)		(3.40)	(3.41)		8.37	(0.08)	27,949	2.00	(0.54)	2.01	109
Year Ended March 31, 2007	11.46	(0.06	)(a)	0.52	0.46	(0.01)		(0.55)	(0.56)		11.36	3.96	37,356	1.98	(0.52)	1.98	79
Year Ended March 31, 2006	11.04	(0.09	)(a)	0.77	0.68	—		(0.26)	(0.26)		11.46	6.27	51,883	2.07	(0.79)	2.08	74
Large Cap Quantitative Equity Fund
I Shares
Year Ended March 31, 2010	7.22	0.17		3.32	3.49	(0.16)		—	(0.16)		10.55	48.74	20,284	0.80	1.41	1.07	523
Year Ended March 31, 2009	11.58	0.11		(4.37)	(4.26)	(0.10)		—	(0.10)		7.22	(36.93)	51,282	0.95	0.94	0.97	500
Year Ended March 31, 2008	14.08	0.09	(a)	(0.85)	(0.76)	(0.09	)(d)	(1.65)	(1.74	)(d)	11.58	(6.68)	235,925	0.92	0.63	0.92	399
Year Ended March 31, 2007	13.75	0.07	(a)	0.69	0.76	(0.06)		(0.37)	(0.43)		14.08	5.63	309,126	0.92	0.48	0.92	450
Year Ended March 31, 2006	13.25	0.01	(a)	1.55	1.56	—		(1.06)	(1.06)		13.75	12.17	284,727	0.99	0.07	1.02	432
A Shares
Year Ended March 31, 2010	7.15	0.13		3.31	3.44	(0.15)		—	(0.15)		10.44	48.42	569	0.93	1.30	1.33	523
Year Ended March 31, 2009	11.47	0.08		(4.32)	(4.24)	(0.08)		—	(0.08)		7.15	(37.10)	268	1.21	0.69	1.22	500
Year Ended March 31, 2008	13.97	0.05	(a)	(0.84)	(0.79)	(0.06	)(d)	(1.65)	(1.71	)(d)	11.47	(6.96)	830	1.17	0.37	1.17	399
Year Ended March 31, 2007	13.65	0.03	(a)	0.69	0.72	(0.03)		(0.37)	(0.40)		13.97	5.38	944	1.17	0.24	1.17	450
Year Ended March 31, 2006	13.18	(0.02	)(a)	1.55	1.53	—		(1.06)	(1.06)		13.65	11.90	1,181	1.23	(0.17)	1.27	432
Large Cap Value Equity Fund
I Shares
Year Ended March 31, 2010	7.99	0.17		3.72	3.89	(0.17)		—	(0.17)		11.71	49.03	1,288,962	0.81	1.67	0.82	105
Year Ended March 31, 2009	12.35	0.25		(4.36)	(4.11)	(0.25)		—	(0.25)		7.99	(33.65)	998,608	0.82	2.50	0.82	114
Year Ended March 31, 2008	15.13	0.28		(1.16)	(0.88)	(0.28)		(1.62)	(1.90)		12.35	(7.07)	898,491	0.83	1.93	0.83	116
Year Ended March 31, 2007	13.85	0.23		1.85	2.08	(0.23)		(0.57)	(0.80)		15.13	15.26	893,491	0.83	1.62	0.83	95
Year Ended March 31, 2006	12.59	0.23		1.26	1.49	(0.23)		—	(0.23)		13.85	11.93	766,547	0.85	1.74	0.86	104
A Shares
Year Ended March 31, 2010	7.96	0.14		3.71	3.85	(0.15)		—	(0.15)		11.66	48.59	33,805	1.11	1.37	1.12	105
Year Ended March 31, 2009	12.30	0.24		(4.36)	(4.12)	(0.22)		—	(0.22)		7.96	(33.83)	24,385	1.12	2.17	1.12	114
Year Ended March 31, 2008	15.08	0.24		(1.16)	(0.92)	(0.24)		(1.62)	(1.86)		12.30	(7.37)	47,400	1.13	1.63	1.13	116
Year Ended March 31, 2007	13.82	0.19		1.83	2.02	(0.19)		(0.57)	(0.76)		15.08	14.81	62,390	1.13	1.32	1.13	95
Year Ended March 31, 2006	12.56	0.19		1.26	1.45	(0.19)		—	(0.19)		13.82	11.61	67,845	1.16	1.43	1.17	104
C Shares
Year Ended March 31, 2010	7.87	0.07		3.65	3.72	(0.10)		—	(0.10)		11.49	47.43	19,823	1.81	0.67	1.82	105
Year Ended March 31, 2009	12.16	0.16		(4.31)	(4.15)	(0.14)		—	(0.14)		7.87	(34.28)	15,410	1.82	1.46	1.82	114
Year Ended March 31, 2008	14.92	0.14		(1.14)	(1.00)	(0.14)		(1.62)	(1.76)		12.16	(7.93)	29,329	1.83	0.92	1.83	116
Year Ended March 31, 2007	13.68	0.09		1.81	1.90	(0.09)		(0.57)	(0.66)		14.92	14.04	40,223	1.83	0.62	1.83	95
Year Ended March 31, 2006	12.43	0.09		1.25	1.34	(0.09)		—	(0.09)		13.68	10.86	44,257	1.85	0.74	1.86	104

See Notes to Financial Highlights.

78

FINANCIAL HIGHLIGHTS

																Ratio of
																Net
				Net											Ratio of	Investment	Ratio of
				Realized											Net	Income	Expenses to
				and				Distributions				Net			Expenses	(Loss)	Average
	Net Asset	Net		Unrealized		Dividends		from		Total		Asset			to	to	Net Assets
	Value,	Investment		Gains		from Net		Realized		Dividends		Value,		Net Assets,	Average	Average	(Excluding	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment		Capital		and		End of	Total	End of	Net	Net	Waivers and	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains		Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
Mid-Cap Core Equity Fund
I Shares
Year Ended March 31, 2010	$6.24	$0.06		$3.66	$3.72	$(0.05)		$—		$(0.05)		$9.91	59.77%	$85,806	1.02%	0.63%	1.11%	91%
Year Ended March 31, 2009	11.26	0.09		(4.60)	(4.51)	(0.08)		(0.43)		(0.51)		6.24	(40.27)	74,341	1.09	0.91	1.09	52
Year Ended March 31, 2008	13.89	0.08	(a)	(1.28)	(1.20)	(0.09)		(1.34)		(1.43)		11.26	(9.73)	185,543	1.07	0.56	1.07	58
Year Ended March 31, 2007	13.67	0.06		1.21	1.27	(0.06)		(0.99)		(1.05)		13.89	9.59	333,976	1.07	0.43	1.07	189
Year Ended March 31, 2006	12.03	0.07		2.26	2.33	(0.07)		(0.62)		(0.69)		13.67	19.68	410,459	1.12	0.63	1.13	138
A Shares
Year Ended March 31, 2010	5.91	0.03		3.45	3.48	(0.03)		—		(0.03)		9.36	59.07	5,073	1.31	0.33	1.41	91
Year Ended March 31, 2009	10.70	0.06		(4.36)	(4.30)	(0.06)		(0.43)		(0.49)		5.91	(40.41)	3,592	1.39	0.63	1.39	52
Year Ended March 31, 2008	13.28	0.04	(a)	(1.22)	(1.18)	(0.06)		(1.34)		(1.40)		10.70	(10.02)	8,614	1.37	0.29	1.37	58
Year Ended March 31, 2007	13.12	0.02		1.16	1.18	(0.03)		(0.99)		(1.02)		13.28	9.28	11,773	1.37	0.12	1.37	189
Year Ended March 31, 2006	11.57	0.03		2.17	2.20	(0.03)		(0.62)		(0.65)		13.12	19.32	16,009	1.47	0.25	1.48	138
C Shares
Year Ended March 31, 2010	5.27	(0.02)		3.08	3.06	(0.01)		—		(0.01)		8.32	58.03	4,197	2.01	(0.37)	2.11	91
Year Ended March 31, 2009	9.66	(0.01)		(3.92)	(3.93)	(0.03)		(0.43)		(0.46)		5.27	(40.84)	3,203	2.09	(0.08)	2.09	52
Year Ended March 31, 2008	12.16	(0.05	)(a)	(1.09)	(1.14)	(0.02)		(1.34)		(1.36)		9.66	(10.62)	7,308	2.07	(0.41)	2.07	58
Year Ended March 31, 2007	12.15	(0.01)		1.01	1.00	—		(0.99)		(0.99)		12.16	8.51	10,854	2.07	(0.58)	2.07	189
Year Ended March 31, 2006	10.81	—		1.96	1.96	—		(0.62)		(0.62)		12.15	18.44	13,499	2.13	(0.42)	2.14	138
Mid-Cap Value Equity Fund
I Shares
Year Ended March 31, 2010	6.45	0.11		4.73	4.84	(0.12)		—		(0.12)		11.17	75.36	803,168	1.03	1.11	1.04	195
Year Ended March 31, 2009	9.58	0.14	(a)	(3.13)	(2.99)	(0.14)		—		(0.14)		6.45	(31.46)	231,035	1.07	1.76	1.07	213
Year Ended March 31, 2008	13.02	0.19	(a)	(1.18)	(0.99)	(0.18	)(e)	(2.27	)(e)	(2.45	)(e)	9.58	(9.75)	257,978	1.06	1.52	1.06	221
Year Ended March 31, 2007	13.14	0.14		2.04	2.18	(0.13)		(2.17)		(2.30)		13.02	17.47	278,949	1.06	1.08	1.06	196
Year Ended March 31, 2006	12.27	0.13		2.15	2.28	(0.13)		(1.28)		(1.41)		13.14	19.49	243,534	1.13	1.03	1.16	169
A Shares
Year Ended March 31, 2010	6.42	0.09		4.70	4.79	(0.10)		—		(0.10)		11.11	74.87	36,756	1.32	0.70	1.34	195
Year Ended March 31, 2009	9.53	0.12	(a)	(3.12)	(3.00)	(0.11)		—		(0.11)		6.42	(31.64)	2,912	1.37	1.36	1.37	213
Year Ended March 31, 2008	12.97	0.12	(a)	(1.14)	(1.02)	(0.15	)(e)	(2.27	)(e)	(2.42	)(e)	9.53	(10.03)	7,774	1.36	1.04	1.36	221
Year Ended March 31, 2007	13.10	0.11		2.03	2.14	(0.10)		(2.17)		(2.27)		12.97	17.11	3,362	1.36	0.78	1.36	196
Year Ended March 31, 2006	12.24	0.09		2.14	2.23	(0.09)		(1.28)		(1.37)		13.10	19.09	2,435	1.46	0.72	1.49	169
C Shares
Year Ended March 31, 2010	6.38	0.02		4.67	4.69	(0.05)		—		(0.05)		11.02	73.71	5,853	2.03	0.13	2.04	195
Year Ended March 31, 2009	9.47	0.06	(a)	(3.10)	(3.04)	(0.05)		—		(0.05)		6.38	(32.09)	1,949	2.07	0.72	2.07	213
Year Ended March 31, 2008	12.91	0.07	(a)	(1.18)	(1.11)	(0.06	)(e)	(2.27	)(e)	(2.33	)(e)	9.47	(10.72)	4,049	2.06	0.57	2.06	221
Year Ended March 31, 2007	13.06	0.02		2.01	2.03	(0.01)		(2.17)		(2.18)		12.91	16.27	6,269	2.06	0.07	2.06	196
Year Ended March 31, 2006	12.21	0.02		2.13	2.15	(0.02)		(1.28)		(1.30)		13.06	18.47	6,366	2.03	0.13	2.17	169

See Notes to Financial Highlights.

79

FINANCIAL HIGHLIGHTS

																Ratio of
																Net
				Net											Ratio of	Investment	Ratio of
				Realized											Net	Income	Expenses to
				and				Distributions				Net			Expenses	(Loss)	Average
	Net Asset	Net		Unrealized		Dividends		from		Total		Asset			to	to	Net Assets
	Value,	Investment		Gains		from Net		Realized		Dividends		Value,		Net Assets,	Average	Average	(Excluding	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment		Capital		and		End of	Total	End of	Net	Net	Waivers and	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains		Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
Real Estate 130/30 Fund(4)(5)
I Shares
Year Ended March 31, 2010	$4.17	$0.17		$3.24	$3.41	$(0.17)		$—		$(0.17)		$7.41	82.75%	$13,493	1.28%	3.20%	2.80%	704%
Year Ended March 31, 2009	10.28	0.20		(5.94)	(5.74)	(0.22	)(d)	(0.15)		(0.37	)(d)	4.17	(56.69)	4,567	3.53	1.92	4.87	404
Period Ended March 31, 2008	10.00	0.10		0.25	0.35	(0.07)		—		(0.07)		10.28	3.47	5,173	2.48	1.74	3.42 (b)	70
A Shares
Period Ended March 31, 2010	4.80	0.16		2.60	2.76	(0.16)		—		(0.16)		7.40	58.31	158	1.23	3.05	2.79	704
Select Large Cap Growth Stock Fund
I Shares
Year Ended March 31, 2010	19.74	0.04		8.03	8.07	(0.02	)(f)	—		(0.02)		27.79	40.93	114,100	0.96	0.18	0.96	65
Year Ended March 31, 2009	28.32	0.09		(8.60)	(8.51)	(0.07	)(d)	—		(0.07	)(d)	19.74	(30.06)	95,540	0.95	0.45	0.96	65
Year Ended March 31, 2008	26.92	0.08	(a)	1.35	1.43	(0.03)		—		(0.03)		28.32	5.30	96,704	0.94	0.28	0.95	62
Year Ended March 31, 2007	25.83	0.15	(a)	0.99	1.14	(0.05)		—		(0.05)		26.92	4.42	98,027	0.97	0.59	0.98	160
Year Ended March 31, 2006	24.14	—		1.82	1.82	(0.13)		—		(0.13)		25.83	7.54	74,481	1.07	0.21	1.08	82
A Shares
Year Ended March 31, 2010	19.54	(0.03)		7.97	7.94	(0.01	)(f)	—		(0.01)		27.47	40.65	244	1.25	(0.10)	1.26	65
Year Ended March 31, 2009	28.06	0.02		(8.52)	(8.50)	(0.02	)(d)	—		(0.02	)(d)	19.54	(30.28)	175	1.25	0.04	1.25	65
Year Ended March 31, 2008	26.73	—	(a)	1.33	1.33	—		—		—		28.06	4.98	556	1.24	—	1.25	62
Year Ended March 31, 2007	25.67	0.07	(a)	0.99	1.06	—		—		—		26.73	4.13	371	1.28	0.26	1.29	160
Year Ended March 31, 2006	24.02	(0.05)		1.78	1.73	(0.08)		—		(0.08)		25.67	7.21	468	1.39	(0.11)	1.41	82
C Shares
Year Ended March 31, 2010	17.99	(0.19)		7.30	7.11	—	(f)	—		—		25.10	39.52	19,040	1.96	(0.81)	1.96	65
Year Ended March 31, 2009	25.98	(0.14)		(7.85)	(7.99)	—		—		—		17.99	(30.75)	15,237	1.95	(0.59)	1.95	65
Year Ended March 31, 2008	24.93	(0.20	)(a)	1.25	1.05	—		—		—		25.98	4.21	26,596	1.95	(0.74)	1.95	62
Year Ended March 31, 2007	24.11	(0.11	)(a)	0.93	0.82	—		—		—		24.93	3.40	32,895	1.98	(0.44)	1.99	160
Year Ended March 31, 2006	22.67	(0.11)		1.57	1.46	(0.02)		—		(0.02)		24.11	6.46	48,412	2.07	(0.80)	2.08	82
Small Cap Growth Stock Fund
I Shares
Year Ended March 31, 2010	8.52	(0.09)		4.89	4.80	—		—		—		13.32	56.34	358,947	1.22	(0.76)	1.22	103
Year Ended March 31, 2009	13.53	(0.04)		(4.97)	(5.01)	—		—		—		8.52	(37.03)	273,548	1.21	(0.30)	1.21	157
Year Ended March 31, 2008	20.61	(0.11	)(a)	(0.33)	(0.44)	—		(6.64	)(d)	(6.64	)(d)	13.53	(7.09)	490,675	1.19	(0.57)	1.20	126
Year Ended March 31, 2007	23.65	(0.11	)(a)	(1.74)	(1.85)	—		(1.19)		(1.19)		20.61	(7.80)	845,570	1.16	(0.51)	1.16	139
Year Ended March 31, 2006	19.99	(0.14	)(a)	5.46	5.32	—		(1.66)		(1.66)		23.65	27.55	1,641,681	1.17	(0.66)	1.18	98
A Shares
Year Ended March 31, 2010	8.08	(0.12)		4.63	4.51	—		—		—		12.59	55.82	11,517	1.52	(1.06)	1.52	103
Year Ended March 31, 2009	12.88	(0.08)		(4.72)	(4.80)	—		—		—		8.08	(37.27)	8,294	1.51	(0.60)	1.51	157
Year Ended March 31, 2008	19.96	(0.16	)(a)	(0.28)	(0.44)	—		(6.64	)(d)	(6.64	)(d)	12.88	(7.33)	16,490	1.49	(0.87)	1.50	126
Year Ended March 31, 2007	23.02	(0.17	)(a)	(1.70)	(1.87)	—		(1.19)		(1.19)		19.96	(8.06)	24,320	1.46	(0.81)	1.46	139
Year Ended March 31, 2006	19.56	(0.21	)(a)	5.33	5.12	—		(1.66)		(1.66)		23.02	27.13 ##	59,896	1.51	(1.00)	1.54	98
C Shares
Year Ended March 31, 2010	7.10	(0.17)		4.05	3.88	—		—		—		10.98	54.65	8,827	2.22	(1.76)	2.22	103
Year Ended March 31, 2009	11.38	(0.15)		(4.13)	(4.28)	—		—		—		7.10	(37.61)	6,567	2.21	(1.30)	2.21	157
Year Ended March 31, 2008	18.46	(0.27	)(a)	(0.17)	(0.44)	—		(6.64	)(d)	(6.64	)(d)	11.38	(7.98)	14,323	2.20	(1.57)	2.21	126
Year Ended March 31, 2007	21.53	(0.29	)(a)	(1.59)	(1.88)	—		(1.19)		(1.19)		18.46	(8.68)	21,545	2.16	(1.51)	2.16	139
Year Ended March 31, 2006	18.51	(0.33	)(a)	5.01	4.68	—		(1.66)		(1.66)		21.53	26.27 ##	36,242	2.18	(1.67)	2.18	98

See Notes to Financial Highlights.

80

FINANCIAL HIGHLIGHTS

												Ratio of
												Net
			Net								Ratio of	Investment	Ratio of
			Realized								Net	Income	Expenses to
			and			Distributions		Net			Expenses	(Loss)	Average
	Net Asset	Net	Unrealized		Dividends	from	Total	Asset			to	to	Net Assets
	Value,	Investment	Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	(Excluding	Portfolio
	Beginning	Income	(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Waivers and	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
Small Cap Value Equity Fund
I Shares
Year Ended March 31, 2010	$7.57	$0.11	$4.20	$4.31	$(0.12)	$—	$(0.12)	$11.76	57.15%	$612,490	1.21%	1.29%	1.21%	62%
Year Ended March 31, 2009	11.17	0.16	(3.44)	(3.28)	(0.16)	(0.16)	(0.32)	7.57	(29.61)	316,142	1.21	1.61	1.22	71
Year Ended March 31, 2008	17.35	0.18	(1.65)	(1.47)	(0.17)	(4.54)	(4.71)	11.17	(11.23)	469,424	1.19	1.20	1.19	75
Year Ended March 31, 2007	20.93	0.10	1.25	1.35	(0.11)	(4.82)	(4.93)	17.35	7.41	674,619	1.18	0.55	1.18	62
Year Ended March 31, 2006	19.86	0.10	5.39	5.49	(0.10)	(4.32)	(4.42)	20.93	30.70	762,709	1.20	0.48	1.20	58
A Shares
Year Ended March 31, 2010	7.47	0.07	4.15	4.22	(0.10)	—	(0.10)	11.59	56.66	17,826	1.50	1.00	1.50	62
Year Ended March 31, 2009	11.03	0.13	(3.40)	(3.27)	(0.13)	(0.16)	(0.29)	7.47	(29.83)	2,243	1.49	1.34	1.50	71
Year Ended March 31, 2008	17.20	0.14	(1.63)	(1.49)	(0.14)	(4.54)	(4.68)	11.03	(11.48)	4,887	1.44	0.94	1.44	75
Year Ended March 31, 2007	20.79	0.05	1.24	1.29	(0.06)	(4.82)	(4.88)	17.20	7.17	7,629	1.44	0.28	1.44	62
Year Ended March 31, 2006	19.75	0.06	5.36	5.42	(0.06)	(4.32)	(4.38)	20.79	30.44	5,317	1.45	0.22	1.48	58
C Shares
Year Ended March 31, 2010	7.20	0.02	3.97	3.99	(0.04)	—	(0.04)	11.15	55.48	17,601	2.21	0.30	2.21	62
Year Ended March 31, 2009	10.65	0.09	(3.28)	(3.19)	(0.10)	(0.16)	(0.26)	7.20	(30.14)	11,091	1.89	0.94	1.89	71
Year Ended March 31, 2008	16.76	0.14	(1.57)	(1.43)	(0.14)	(4.54)	(4.68)	10.65	(11.41)	22,243	1.44	0.94	1.45	75
Year Ended March 31, 2007	20.39	0.05	1.20	1.25	(0.06)	(4.82)	(4.88)	16.76	7.10	35,289	1.43	0.30	1.43	62
Year Ended March 31, 2006	19.45	0.06	5.26	5.32	(0.06)	(4.32)	(4.38)	20.39	30.41	45,388	1.45	0.23	1.70	58
U.S. Equity 130/30 Fund(4)(5)
I Shares
Year Ended March 31, 2010	5.67	0.04	3.10	3.14	(0.07)	—	(0.07)	8.74	55.52	12,481	1.90	0.65	2.67	382
Year Ended March 31, 2009	8.75	0.05	(3.08)	(3.03)	(0.05)	—	(0.05)	5.67	(34.69)	3,294	1.93	0.72	3.92	312
Period Ended March 31, 2008	10.00	0.01	(1.25)	(1.24)	(0.01)	—	(0.01)	8.75	(12.39)	4,381	1.96	0.48	3.49	87

See Notes to Financial Highlights.

81

NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return excludes sales charge. Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Not annualized for periods less than one year.

(4)	The following table details the commencement of operations of certain classes of each respective fund.

Fund	Class	Commencement Date
International Equity 130/30 Fund	I Shares	December 26, 2007
International Equity 130/30 Fund	A Shares	July 2, 2008
Real Estate 130/30 Fund	I Shares	December 26, 2007
Real Estate 130/30 Fund	A Shares	May 21, 2009
U.S. Equity 130/30 Fund	I Shares	December 26, 2007

(5)	The Ratio of Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets include annualized dividend expense from securities sold short. Dividend expense for the fiscal periods listed below are as follows:

	2010	2009	2008

International Equity 130/30 Fund — I Shares	1.46%	1.31%	1.74%
International Equity 130/30 Fund — A Shares	2.02%	1.31%	N/A
Real Estate 130/30 Fund — I Shares	0.76%	2.11%	1.03%
Real Estate 130/30 Fund — A Shares	0.77%	N/A	N/A
U.S. Equity Fund 130/30 — I Shares	0.60%	0.70%	0.66%

(a)	Per share data calculated using average shares outstanding method.

(b)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

(c)	The total return shown is based on the ending net asset value calculated in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and differs from the total return shown based on the net asset value calculated for shareholder transactions.

(d)	The Large Cap Core Equity Fund, Large Cap Quantitative Equity Fund, Real Estate 130/30 Fund, Select Large Cap Growth Stock Fund and Small Cap Growth Stock Fund include per share distributions from tax return of capital of $—, $—, $(0.04), $(0.01) and $(0.11), respectively.

(e)	Amended from prior Financial Highlights that included a $(0.05) tax return of capital in the “Dividends from Net Investment Income” column, and was footnoted, as such, in the Notes to Financial Highlights. It was subsequently determined that there was not a return of capital and that the $(0.05) distribution was from realized capital gains and, therefore, the Distributions from Realized Capital Gains has been revised to $(2.27) per share from $(2.22) per share.

(f)	The Select Large Cap Growth Stock Fund includes per share distributions from tax return of capital of less than $0.005.

#	The International Equity Fund and International Equity Index Fund each had a voluntary reimbursement by the Investment Adviser and affiliates that had no effect on total returns for the period.

##	The Small Cap Growth Stock Fund’s total return includes the effect of an asset valuation adjustment as of March 31, 2006. Excluding this effect, total return would have been 27.08% and 26.21% for the A Shares and C Shares, respectively. There was no effect to the total return for I Shares.

Amounts designated as “—” are $0 or have been rounded to $0.

PRIVACY POLICY

RidgeWorth Funds

Our Privacy Policy

At RidgeWorth Funds, we recognize the sensitive nature of your personal financial information and take every precaution to protect your privacy. In providing services to you as an individual who owns or is considering investing in shares of RidgeWorth Funds, we collect certain nonpublic personal information about you. Our policy is to safeguard this information and keep it confidential, and to use or disclose it only as necessary to provide services to you or as otherwise required or permitted by law. When you entrust us with your financial information, it will be used only within our strict guidelines. Our privacy policy and practices apply equally to nonpublic personal information about former shareholders and individuals who have inquired about RidgeWorth Funds.

Information We Collect

“Nonpublic personal information” is personally identifiable financial information about you as an individual or your family. The type of nonpublic personal information we have about you may include the information you provide on your account application; information you provide in telephone calls or correspondence with us; information about your transactions and holdings in RidgeWorth Funds, and information about how you vote your shares.

Information We Disclose

RidgeWorth Funds’ policy is to only disclose nonpublic personal information about you to companies that provide necessary services such as RidgeWorth Funds’ transfer agent, distributor, administrator or investment adviser; affiliates of RidgeWorth Funds, or as may otherwise be permitted or required by law or authorized by you.

How We Safeguard Your Information

We restrict access to nonpublic personal information about you to those persons who are required to have certain information in order to provide services to you, or who are permitted by law to receive it. We have strict internal policies against unauthorized disclosure or use of customer information. We maintain customer information as mandated by financial regulations, and policies and procedures are in place for appropriate confidential destruction of all restricted access data.

If you have any questions regarding our Privacy Policy, please call 1-888-784-3863.

This is not part of the Prospectus.

Investment Adviser:
RidgeWorth Investments 50 Hurt Plaza, Suite 1400 Atlanta, Georgia 30303 www.ridgeworth.com

Investment Subadvisers:
Alpha Equity Management LLC
90 State House Square, Suite 1100
Hartford, CT 06103
www.alphaequityllc.com

Ceredex Value Advisors LLC
Lincoln Plaza, Suite 1600
300 South Orange Avenue
Orlando, FL 32801
www.ceredexvalue.com

Certium Asset Management LLC
50 Hurt Plaza, Suite 1400
Atlanta, GA 30303
www.certiumllc.com

IronOak Advisors LLC
919 East Main Street, 15th Floor
Richmond, VA 23219
www.ironoakadvisors.com

Silvant Capital Management LLC
50 Hurt Plaza, Suite 1500
Atlanta, GA 30303
www.silvantcapital.com

Zevenbergen Capital Investments LLC
601 Union Street, Suite 4600
Seattle, Washington 98101
www.zci.com

More information about the RidgeWorth Funds is available without charge through the following:

Statement of Additional Information (SAI):
The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports:
These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

Telephone:	Shareholder Services 1-888-784-3863

Mail:
RidgeWorth Funds
3435 Stelzer Road
Columbus, Ohio 43219

Website: www.ridgeworth.com

SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.

Collective Strength Individual Insight is a federally registered service mark of RidgeWorth Investments.

RFPRO-EQ-0810

FIXED INCOME FUNDS I SHARES PROSPECTUS August 1, 2010 Investment Adviser: RidgeWorth Investments®

Class I
Investment Grade Funds
Subadviser: Seix Investment Advisors LLC
• Corporate Bond Fund	STICX
• Intermediate Bond Fund	SAMIX
• Limited Duration Fund	SAMLX
• Total Return Bond Fund	SAMFX

High Yield/Global Funds
Subadviser: Seix Investment Advisors LLC
• High Income Fund	STHTX
• Seix Floating Rate High Income Fund	SAMBX
• Seix Global Strategy Fund	CGSIX
• Seix High Yield Fund	SAMHX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RidgeWorth Investments® is the trade name of RidgeWorth Capital Management, Inc.

About This Prospectus

RidgeWorth Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. RidgeWorth Funds is an open-end management investment company (commonly known as a mutual fund) established under Massachusetts law as a Massachusetts business trust. RidgeWorth Funds is required to comply with the Investment Company Act of 1940 as well as other federal securities laws that are applicable to all mutual funds. This prospectus gives you important information about the I Shares of the Corporate Bond Fund, Intermediate Bond Fund, Limited Duration Fund, Seix Global Strategy Fund, Total Return Bond Fund, High Income Fund, Seix Floating Rate High Income Fund and Seix High Yield Fund (“Funds”) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

1	Investment Grade Funds

1	Corporate Bond Fund

4	Intermediate Bond Fund

8	Limited Duration Fund

11	Total Return Bond Fund

15	High Yield/Global Funds

15	High Income Fund

18	Seix Floating Rate High Income Fund

22	Seix Global Strategy Fund

26	Seix High Yield Fund

30	More Information About Risk

34	More Information About Indices

35	More Information About Fund Investments

36	Information About Portfolio Holdings

36	Management

39	Purchasing and Selling Fund Shares

43	Market Timing Policies and Procedures

44	Distribution of Fund Shares

44	Shareholder Servicing Plan

45	Dividends and Distributions

45	Taxes

46	Financial Highlights

Inside Back Cover	Privacy Policy

Back Cover	How to Obtain More Information About RidgeWorth Funds

August 1, 2010

Investment Grade Funds	1

CORPORATE BOND FUND

Summary Section

I Shares

Investment Objective

The Corporate Bond Fund (the “Fund”) seeks current income and, secondarily, preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

I Shares
Management Fees	0.40%
Other Expenses	0.12%

Total Annual Fund Operating Expenses	0.52%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

I Shares	$53	$167	$291	$653

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a diversified portfolio of U.S. dollar denominated corporate obligations and other fixed income securities that are rated BBB-/Baa3 or better by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s subadviser, Seix Investment Advisors LLC (the “Subadviser”), believes are of comparable quality. Under normal circumstances, the Fund invests at least 80% of its net assets in corporate bonds. The Fund may also invest in U.S. Treasury and agency obligations. The Fund may invest in U.S. dollar denominated obligations of U.S. and non-U.S. issuers. The Fund may invest a portion of its assets in securities that are restricted as to resale.

The Fund will maintain an overall credit quality of A- or better. Securities downgraded below BBB-/Baa3 after purchase by all agencies that rate the securities can be retained up to 10% of the Fund’s total net assets.

The Subadviser attempts to identify investment grade corporate bonds offering above average total return. In selecting corporate debt investments for purchase and sale, the Subadviser seeks out companies with good fundamentals and above average return prospects that are currently priced at attractive levels. The primary basis for security selection is the potential income offered by the security relative to the Subadviser’s assessment of the issuer’s ability to generate the cash flow required to meet its obligations. The Subadviser employs a “bottom-up” approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

Principal Investment Risks

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the rating of a debt security, the higher its credit risk.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government

2	Investment Grade Funds

CORPORATE BOND FUND

securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Default and Downgrade Risk: Securities rated below BBB-/Baa3 involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Foreign Companies Risk: Dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating April 1, 2009. Performance prior to April 1, 2009 is that of the Strategic Income Fund, the Fund’s predecessor, which began operations on November 30, 2001.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
7.54%	-3.98%
(6/30/09)	(3/31/09)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 5.35%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

			Since
	1 Year	5 Years	Inception*

I Shares Returns Before Taxes	11.40%	4.25%	5.65%

I Shares Returns After Taxes on Distributions	9.35%	2.09%	3.44%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	7.32%	2.35%	3.52%

Barclays Capital Corporate Index (reflects no deduction for fees, expenses or taxes)	18.68%	4.58%	5.66%

*	Since inception of the I Shares on November 30, 2001.

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Grade Funds	3

CORPORATE BOND FUND

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Seix Investment Advisors LLC is the Fund’s subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2004. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2004.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

4	Investment Grade Funds

INTERMEDIATE BOND FUND

Summary Section

I Shares

Investment Objective

The Intermediate Bond Fund (the “Fund”) seeks total return (comprised of capital appreciation and income) that consistently exceeds the total return of the broad U.S. dollar denominated, investment grade market of intermediate term government and corporate bonds.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

I Shares
Management Fees	0.24%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	0.33%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

I Shares	$34	$106	$185	$418

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in various types of income producing debt securities including mortgage-and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt securities of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available intermediate term fixed income securities rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s subadviser, Seix Investment Advisors LLC, (the “Subadviser”) believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Subadviser invests in intermediate term fixed income securities with an emphasis on corporate and mortgage backed securities. The Subadviser anticipates that the Fund will maintain an average weighted maturity of 3 to 10 years and the Fund will be managed with a duration that is close to that of its comparative benchmark, the Barclays Capital Intermediate U.S. Government/Credit Bond Index, which is generally between 3 to 4 years. In selecting investments for purchase and sale, the Subadviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as

Investment Grade Funds	5

INTERMEDIATE BOND FUND

interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade intermediate-term fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

Principal Investment Risks

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the rating of a debt security, the higher its credit risk.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Mortgage and Asset Backed Security Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

Prepayment and Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Floating Rate Loan Risk: The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans.

Bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss.

Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the administrative agent in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Swap Risk: The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and

6	Investment Grade Funds

INTERMEDIATE BOND FUND

could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Futures Contract Risk: The Fund may enter into futures contracts. The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the I Shares of the Seix Intermediate Bond Fund, the Fund’s predecessor, which began operations on June 30, 1999.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
6.43%	-2.33%
(12/31/08)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 5.48%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

I Shares Returns Before Taxes	5.51%	5.31%	5.85%

I Shares Returns After Taxes on Distributions	4.16%	3.57%	3.94%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	3.57%	3.51%	3.85%

Barclays Capital Intermediate U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.24%	4.66%	5.93%

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Grade Funds	7

INTERMEDIATE BOND FUND

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Seix Investment Advisors LLC is the Fund’s subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2002. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2002. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the Fund’s management team since 2005.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

8	Investment Grade Funds

LIMITED DURATION FUND

Summary Section

I Shares

Investment Objective

The Limited Duration Fund (the “Fund”) seeks current income, while preserving liquidity and principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

I Shares
Management Fees	0.10%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.05%

Total Annual Fund Operating Expenses	0.28%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

I Shares	$29	$90	$157	$356

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in U.S. dollar-denominated, investment grade fixed income securities, including corporate and bank obligations, government securities, and mortgage-and asset-backed securities of U.S. and non-U.S. issuers, rated A or better by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s subadviser, Seix Investment Advisors LLC (the “Subadviser”) believes are of comparable quality. The Fund’s investment in non-U.S. issuers may at times be significant.

The Fund will maintain an average credit quality of AA or Aa and all securities held in the Fund will have interest rate durations of 180 days or less. For floating rate notes, the interest rate duration will be based on the next interest rate reset date. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility.

The Subadviser attempts to identify U.S. dollar-denominated, investment grade fixed income securities that offer high current income while preserving liquidity and principal. In selecting investments for purchase and sale, the Subadviser emphasizes securities that are within the targeted segment of the U.S. dollar-denominated, fixed income securities markets and will generally focus on investments that have good business prospects, credit strength, stable cash flows and effective management. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk and credit risk.

Investment Grade Funds	9

LIMITED DURATION FUND

Principal Investment Risks

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the rating of a debt security, the higher its credit risk.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Mortgage and Asset Backed Security Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

Prepayment and Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Foreign Securities Risk: Foreign securities involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the I Shares of the Seix Limited Duration Fund, the Fund’s predecessor, which began operations on October 25, 2002.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
2.18%	-3.37%
(3/31/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 0.62%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax

10	Investment Grade Funds

LIMITED DURATION FUND

returns are shown for only the I Shares. After-tax returns for other classes will vary.

			Since
	1 Year	5 Years	Inception*

I Shares Returns Before Taxes	4.68%	2.83%	2.29%

I Shares Returns After Taxes on Distributions	4.39%	1.63%	1.33%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	3.04%	1.72%	1.40%

Bank of America Merrill Lynch U.S. Treasury Bill 3 Month Index (reflects no deduction for fees, expenses or taxes)	0.21%	3.02%	2.49%

*	Since inception of the predecessor fund on October 31, 2002. Benchmark returns since October 25, 2002.

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Seix Investment Advisors LLC is the Fund’s subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since the Fund’s inception. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the Fund’s management team since 2009.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

Investment Grade Funds	11

TOTAL RETURN BOND FUND

Summary Section

I Shares

Investment Objective

The Total Return Bond Fund (the “Fund”) seeks total return (comprised of capital appreciation and income) that consistently exceeds the total return of the broad U.S. investment grade bond market.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

I Shares
Management Fees	0.25%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.03%

Total Annual Fund Operating Expenses	0.35%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

I Shares	$36	$113	$197	$443

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 326% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s subadviser, Seix Investment Advisors LLC, believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Subadviser anticipates that the Fund’s modified adjusted duration will generally range from 3 to 6 years, similar to that of the Barclays Capital U.S. Aggregate Bond Index, the Fund’s comparative benchmark. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. In selecting investments for purchase and sale, the Subadviser generally selects a greater weighting in obligations of domestic corporations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the

12	Investment Grade Funds

TOTAL RETURN BOND FUND

value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

Principal Investment Risks

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the rating of a debt security, the higher its credit risk.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Mortgage and Asset Backed Security Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

Prepayment and Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Floating Rate Loan Risk: The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans.

Bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss.

Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the administrative agent in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Swap Risk: The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Futures Contract Risk: The Fund may enter into futures contracts. The risks associated with futures include: the Subadviser’s ability to manage these

Investment Grade Funds	13

TOTAL RETURN BOND FUND

instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. The performance for I Shares prior to such date is that of the I Shares of the Seix Core Bond Fund, the Fund’s predecessor.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
6.61%	-2.16%
(12/31/08)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 6.61%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

	1 Year	5 Years	10 Years

I Shares Returns Before Taxes	7.22%	5.43%	6.12%

I Shares Returns After Taxes on Distributions	5.43%	3.69%	4.24%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	4.74%	3.61%	4.12%

Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	6.33%

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Seix Investment Advisors LLC is the Fund’s subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2002. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2002. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the Fund’s management team since 2007.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or

14	Investment Grade Funds

TOTAL RETURN BOND FUND

intermediary to find out about how to purchase I Shares of the Fund.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

High Yield/Global Funds	15

HIGH INCOME FUND

Summary Section

I Shares

Investment Objective

The High Income Fund (the “Fund”) seeks high current income and, secondarily, total return (comprised of capital appreciation and income).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

I Shares
Management Fees	0.60%
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.02%

Total Annual Fund Operating Expenses	0.74%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

I Shares	$76	$237	$411	$918

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 466% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of higher yielding, lower-rated income producing debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated below investment grade by either Moody’s Investors Service or Standard & Poor’s Ratings Services or in unrated securities that the Fund’s subadviser, Seix Investment Advisors LLC (the “Subadviser”), believes are of comparable quality. Such securities are commonly known as “junk bonds” and offer greater risks than investment grade debt securities. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for purchase and sale, the Subadviser employs a research driven process designed to identify value areas within the high yield market. The Subadviser seeks to identify securities which generally seek to meet the following criteria: (1) industries that have sound fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 65% of its net assets in non-investment grade fixed income securities.

Principal Investment Risks

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, or that the value

16	High Yield/Global Funds

HIGH INCOME FUND

of the securities will decline because of a market perception that the owner may not make payment on time. The lower the rating of a debt security, the higher its credit risk.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Floating Rate Loan Risk: The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans.

Bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss.

Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the administrative agent in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Prepayment and Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

Swap Risk: The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on March 28, 2000. Performance prior to March 28, 2000 is that of the ESC Strategic Income Fund, the Fund’s predecessor.

High Yield/Global Funds	17

HIGH INCOME FUND

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
17.94%	-22.06%
(6/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 3.55%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

			Since
			Inception
	1 Year	5 Years	of I Shares*

I Shares Returns Before Taxes	61.52%	7.22%	8.55%

I Shares Returns After Taxes on Distributions	56.12%	3.66%	5.03%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	39.30%	4.02%	5.20%

Barclays Capital U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)	58.21%	6.46%	9.02%

*	Since inception of the I Shares on October 3, 2001.

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Seix Investment Advisors LLC is the Fund’s subadviser.

Portfolio Management

Mr. Michael McEachern, CFA, President and Senior Portfolio Manager of Seix, has co-managed the High Income Fund since July 2004. Mr. Brian Nold, M.D., Managing Director and Senior Portfolio Manager, has co-managed the High Income Fund since August 2006.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

18	High Yield/Global Funds

SEIX FLOATING RATE HIGH INCOME FUND

Summary Section

I Shares

Investment Objective

The Seix Floating Rate High Income Fund (the “Fund”) attempts to provide a high level of current income by investing primarily in first lien senior floating rate loans and other floating rate debt securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

I Shares
Management Fees	0.44%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.02%

Total Annual Fund Operating Expenses	0.53%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

I Shares	$54	$170	$296	$665

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in a combination of first and second lien senior floating rate loans and other floating rate debt securities.

These loans are loans made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate, the most popular of which is LIBOR (“London Interbank Offered Rate”). LIBOR is based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate debt securities.

The interest rates of these floating rate debt securities vary periodically based upon a benchmark indicator of prevailing interest rates. The Fund may invest all or substantially all of its assets in floating rate loans and debt securities that are rated below investment grade by Moody’s Investors Service or Standard & Poor’s Ratings Services, or in comparable unrated securities. The Fund may also invest up to 20% of its net assets in any combination of junior debt securities or securities with a lien on collateral lower than a senior claim on collateral, high yield fixed rate bonds, investment grade fixed income debt obligations, asset backed securities (such as special purpose trusts investing in bank loans), money market securities and repurchase agreements.

In selecting investments for purchase and sale, the Fund’s subadviser, Seix Investment Advisors LLC (the “Subadviser”) will emphasize securities which are within the segment of the high yield market it has targeted, which are securities rated either “BB” and “B” by Standard & Poor’s Ratings Services or “Ba” and “B” by Moody’s Investors Service or unrated securities that the Subadviser believes are of comparable quality.

The Fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers provided that no more than 5% of the portfolio’s loans are non-U.S. dollar denominated. The Fund may also engage in certain hedging transactions.

Preservation of capital is considered when consistent with the fund’s objective.

High Yield/Global Funds	19

SEIX FLOATING RATE HIGH INCOME FUND

Some types of senior loans in which the Fund may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans are commonly referred to as revolvers. Because revolvers contractually obligate the lender (and therefore those with an interest in the loan) to fund the revolving portion of the loan at the borrower’s discretion, the Fund must have funds sufficient to cover its contractual obligation. Therefore the Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. The Fund will not encumber any assets that are otherwise encumbered. The Fund will limit its investments in such obligations to no more than 25% of the Fund’s total assets.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with floating rate debt or high yield bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in a combination of first and second lien senior floating rate loans and other floating rate debt securities.

Principal Investment Risks

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Credit Risk: Loans and other debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Many floating rate loans are such lower rated securities. Economic and other market events may reduce the demand for certain senior loans held by the Fund, which may adversely impact the net asset value of the Fund.

Floating Rate Loan Risk: The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans.

Bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss.

Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the administrative agent in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Default and Downgrade Risk: Securities rated below BBB-/Baa3 involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

20	High Yield/Global Funds

SEIX FLOATING RATE HIGH INCOME FUND

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

Swap Risk: The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
12.47%	-18.04%
(6/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 2.03%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax

High Yield/Global Funds	21

SEIX FLOATING RATE HIGH INCOME FUND

returns are shown for only the I Shares. After-tax returns for other classes will vary.

		Since
	1 Year	Inception*

I Shares Returns Before Taxes	32.31%	2.97%

I Shares Returns After Taxes on Distributions	29.59%	0.58%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	20.84%	1.12%

Credit Suisse First Boston Institutional Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)**	12.28%	0.59%

Credit Suisse First Boston Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	44.87%	2.85%

*	Since inception of the I Shares of the Fund on March 1, 2006. Benchmark returns since February 28, 2006 (benchmark returns available only on a month end basis).

**	Effective January 31, 2010, the Fund transitioned its benchmark from the Credit Suisse First Boston Leveraged Loan Index to the Credit Suisse First Boson Institutional Leveraged Loan Index as this index is more reflective of the Fund’s composition.

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Seix Investment Advisors LLC is the Fund’s subadviser.

Portfolio Management

Mr. Michael McEachern, CFA, President and Senior Portfolio Manager of Seix, has co-managed the Fund since its inception. Mr. George Goudelias currently serves as Managing Director of Seix and has co-managed the Fund since its inception.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

22	High Yield/Global Funds

SEIX GLOBAL STRATEGY FUND

Summary Section

I Shares

Investment Objective

The Seix Global Strategy Fund (the “Fund”) seeks solid positive returns with limited downside risk from capital appreciation and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

I Shares
Management Fees	0.60%
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.15%

Total Annual Fund Operating Expenses	1.16%
Fee Waivers and/or Expense Reimbursements(1)	(0.18)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	0.98%

(1)	The Adviser and the Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2011 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and underlying fund fees and expenses) from exceeding 0.83%. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

I Shares	$100	$351	$621	$1,393

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in debt securities of issuers worldwide (including emerging markets) and foreign currencies. The Fund’s investments may include debt securities issued by domestic and foreign governments and their agencies and authorities, and corporations, and may be denominated in U.S. dollars or other currencies. The Fund focuses primarily on investment grade and may also invest significantly in below investment grade securities that are rated by a nationally recognized statistical rating organization, or if no such rating exists, securities that are deemed to be of comparable quality by the Subadviser. Such below investment grade securities are commonly known as “junk bonds” and offer greater risks than investment grade debt securities. The Fund may invest in debt securities with a range of maturities from short to long term. The Fund’s investments in foreign currency may include buying and selling currency on a spot basis.

To implement its investment strategy, the Fund may enter into foreign currency forward contracts and will buy or sell derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps, including credit default swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. For example, there are instances in which the derivatives market is more liquid and less volatile than the market for the underlying fixed income instruments and currencies. In other cases, the only way to gain exposure to some foreign markets is to purchase foreign currency forward contracts and other

High Yield/Global Funds	23

SEIX GLOBAL STRATEGY FUND

derivatives. When derivatives are used as the primary or only means by which the Fund implements its investment strategy, the Fund may be significantly invested in money market instruments such as U.S. Treasuries or shares of RidgeWorth Money Market Funds. The Fund may count the value of derivatives as applying to its requirement to invest primarily in debt securities of issuers worldwide and foreign currencies where the derivative’s underlying securities attributes meet those described in the first paragraph. Portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher.

In selecting investments for purchase and sale, the Subadviser identifies investment opportunities by beginning with country selection, then assessing local markets for upside potential and downside risk. Factors considered include prospects for a country’s political stability, currency exchange rates, interest rates, inflation, relative economic growth and governmental policies.

The Subadviser may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadviser may evaluate, among other things, the condition of foreign economies, and meaningful changes in the issuer’s financial condition and competitiveness.

Principal Investment Risks

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the rating of a debt security, the higher its credit risk.

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Foreign Currency Risk: Changes in foreign currency exchange rates will affect the value of what the fund owns and the price of the Fund’s shares. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency trends are unpredictable and currency rates may fluctuate significantly for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

Swap Risk: The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Futures Contract Risk: The Fund may enter into futures contracts. The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of

24	High Yield/Global Funds

SEIX GLOBAL STRATEGY FUND

any increase or decrease in the value of the Fund’s portfolio securities.

Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.

This bar chart shows the changes in performance of the Fund’s I Shares for the 2009 calendar year.*

Best Quarter	Worst Quarter
1.72%	-3.30%
(6/30/09)	(9/30/09)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 12.45%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

		Since
	1 Year	Inception*

I Shares Returns Before Taxes	-1.75%	3.51%

I Shares Returns After Taxes on Distributions	-2.86%	2.39%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	-1.15%	2.34%

J.P. Morgan EMBI+ Index	25.95%	8.78%

*	The Fund commenced operations on September 8, 2008. Index returns since August 31, 2008 (benchmark returns available only on a month-end basis).

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Seix Investment Advisors LLC is the Fund’s subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Fund’s management team since the Fund’s inception. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since the Fund’s inception. Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the Fund’s management team since the Fund’s inception.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

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SEIX GLOBAL STRATEGY FUND

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

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SEIX HIGH YIELD FUND

Summary Section

I Shares

Investment Objective

The Seix High Yield Fund (the “Fund”) seeks high income and, secondarily, capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

I Shares
Management Fees	0.43%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	0.50%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

I Shares	$51	$160	$280	$628

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 116% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in various types of lower rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield securities. These securities will be chosen from the broad universe of available U.S. dollar denominated, high yield securities rated below investment grade by either Moody’s Investors Service or Standard & Poor’s Ratings Services or unrated securities that the Subadviser believes are of comparable quality. Such securities are commonly known as “junk bonds” and offer greater risks than investment grade bonds. Although the Fund seeks to achieve its investment objective primarily through investment in high yield securities, the Fund may invest up to 20% of its net assets in investment grade securities. The Fund will be managed with a duration that is close to the Fund’s comparative benchmark, the Merrill Lynch U.S. High Yield BB/B Rated Constrained Index, which is generally between 3 and 6 years. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for purchase and sale, the Fund’s subadviser, Seix Investment Advisors LLC (the “Subadviser”) employs a research driven process designed to identify value areas within the high yield market and attempts to identify lower rated, higher yielding bonds offering above average total return. Additionally, the Subadviser will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are “BB” and “B” rated issuers. The Subadviser seeks to identify securities which generally seek to meet the following criteria: (1) industries that have sound fundamentals; (2) companies that have good business prospects and

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SEIX HIGH YIELD FUND

increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in high yield securities.

Principal Investment Risks

Interest Rate Risk: Debt securities will generally lose value if interest rates increase. U.S. Government securities can exhibit price movements resulting from changes in interest rates. Interest rate risk is generally higher for investments with longer maturities or durations. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns.

Credit Risk: Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the owner may not make payment on time. The lower the rating of a debt security, the higher its credit risk.

Below Investment Grade Securities Risk: Below investment grade securities (sometimes referred to as “junk bonds”) involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

Floating Rate Loan Risk: The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans.

Bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss.

Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the administrative agent in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

Prepayment and Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Derivatives Risk: Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss. Losses on investments in certain types of derivatives may exceed the Fund’s initial investment.

Swap Risk: The Fund may enter into swap agreements, including credit default swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset, or to hedge a position. Credit default swaps may increase the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Leverage Risk: Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile

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SEIX HIGH YIELD FUND

than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance between December 29, 2000 to October 11, 2004 is that of the I Shares of the Seix High Yield Fund, the Fund’s predecessor.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
11.39%	-14.52%
(6/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/10 to 6/30/10 was 3.56%.

This table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the I Shares. After-tax returns for other classes will vary.

			Since
	1 Year	5 Years	Inception*

I Shares Returns Before Taxes	35.70%	4.03%	6.78%

I Shares Returns After Taxes on Distributions	31.58%	1.23%	4.03%

I Shares Returns After Taxes on Distributions and Sale of Fund Shares	22.89%	1.77%	4.17%

Bank of America Merrill Lynch U.S. High Yield BB/B Rated Constrained Index (reflects no deduction for fees, expenses or taxes)	45.98%	5.49%	7.42%

*	Since inception of the predecessor fund on December 29, 2000. Benchmark returns since December 31, 2000 (benchmark returns available only on a month end basis).

Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser. Seix Investment Advisors LLC is the Fund’s subadviser.

Portfolio Management

Mr. Michael McEachern, CFA, President and Senior Portfolio Manager, has been a member of the Fund’s management team since the Fund’s inception. Mr. Michael Kirkpatrick, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Brian Nold, M.D., Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. The Fund offers I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Please consult your financial institution or intermediary to find out about how to purchase I Shares of the Fund.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

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Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

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More Information About Risk

Below Investment Grade Risk

All Funds

High yield securities, also known as “junk bonds,” involve greater risks of default or downgrade and are more volatile than investment grade securities due to actual or perceived changes in an issuer’s credit-worthiness. Issuers of high yield securities may be more susceptible to economic downturns and, therefore, may be unable to pay interest, dividends or ultimately repay the principal upon maturity. Discontinuation of these payments could adversely affect the market value of the security. High yield securities may be less liquid and a security whose credit rating has been lowered may be particularly difficult to sell.

Derivatives Risk

All Funds (except Corporate Bond Fund)

A derivative is a financial contract whose value adjusts in accordance with the value of one or more underlying assets, reference rates or indices. Derivatives (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) may be used to attempt to achieve investment objectives or to offset certain investment risks. These positions may be established for hedging, substitution of a position in the underlying asset, or for speculation purposes. Hedging involves making an investment (e.g., in a futures contract) to reduce the risk of adverse price movements in an already existing investment position. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

•	The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

•	A Fund may experience losses over certain market movements that exceed losses experienced by a fund that does not use derivatives.

•	There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives used to hedge those positions.

•	There may not be a liquid secondary market for derivatives.

•	Trading restrictions or limitations may be imposed by an exchange.

•	Government regulations may restrict trading in derivatives.

•	The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by the creditworthiness of the counterparty and/or using an exchange as an intermediary.

Because premiums or totals paid or received on derivatives are small in relation to the market value of the underlying investments, buying and selling derivatives can be more speculative than investing directly in securities. In addition, many types of derivatives have limited investment lives and may expire or necessitate being sold at inopportune times.

The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

Credit default swaps may involve greater risks than if a Fund had invested in the asset directly. A Fund may be more exposed to credit risk. In addition, a Fund may experience losses if the Fund’s investment subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Total return swaps could result in losses if their reference index, security or investments do not perform as anticipated.

Leverage may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease on the value of a Fund’s portfolio securities. To limit leveraging risk, a Fund observes asset segregation requirements to fully cover its future obligations. By setting aside assets equal only to its net obligations under certain derivative instruments, a Fund will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such derivative instruments.

Emerging Markets Risk

High Income Fund
Intermediate Bond Fund
Seix Floating Rate High Income Fund
Seix Global Strategy Fund
Seix High Yield Fund
Total Return Bond Fund

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be

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more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

Equity Risk

High Income Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in funds that primarily hold equity securities. Historically, the equity market has moved in cycles and investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Exchange Traded Fund Risk

All Funds

The Funds may purchase shares of exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are investment companies that are bought and sold on a securities exchange. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own shares of an ETF.

Fixed Income Risk

All Funds

The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund’s fixed income securities will decrease in value if interest rates rise and vice versa.

Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund’s income to decline. Income risk is generally higher for short-term bonds.

An additional risk of debt securities is reinvestment risk, which is the possibility that a Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause a Fund to reinvest those assets at a rate lower than originally anticipated.

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Floating Rate Loan Risk

High Income Fund
Intermediate Bond Fund
Seix Floating Rate High Income Fund
Seix Global Strategy Fund
Seix High Yield Fund
Total Return Bond Fund

Investments in floating rate loans are subject to interest rate risk although the risk is less because the interest rate of the loan adjusts periodically. Investments in floating rate loans are also subject to credit risk. Many floating rate loans are rated below investment grade or are unrated, therefore, a Fund relies heavily on the analytical ability of the Fund’s investment subadviser. Many floating rate loans share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate loans are often subject to restrictions on resale which can result in reduced liquidity. The risk is greater for the Seix Floating Rate High Income Fund, due to its concentration in these types of instruments. Borrowers may repay principal faster than the scheduled due date which may result in a Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk. A loan may not be fully collateralized which may cause the loan to decline significantly in value.

One lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral. Investing in certain types of floating rate loans, such as revolving credit facilities and unfunded loans, creates a future obligation for a Fund. To avoid any leveraging concerns, a Fund will segregate or earmark liquid assets with the Fund’s custodian in amounts sufficient to fully cover any future obligations.

The Subadviser currently serves as collateral manager to six collateralized loan obligation (“CLO”) CLO funds that invest in bank loans. The trustees and custodians of the CLO funds are not affiliated entities of the Adviser or Subadviser. In addition, the Adviser serves as adviser to an account established with its affiliate, SunTrust Equity Funding, LLC for the purpose of purchasing high yield securities for subsequent sale to these same CLO funds. Each of these transactions is subject to the approval of the independent trustee of the applicable CLO fund. In addition to disclosure to the trustee, all such transactions are fully disclosed to potential investors in the CLO’s offering and disclosure documents.

In addition to the CLO funds, the Subadviser serves subadviser to an unaffiliated registered fund and as investment manager to two unregistered funds that invest in bank loans. The custodian and adviser for the unaffiliated registered fund are not affiliated entities of the Adviser or Subadviser. The custodians and administrators for the two unregistered funds are not affiliated entities of the Adviser or Subadviser. There are no trustees for the unregistered funds. Only the offshore entities that are a part of one of the unregistered funds have independent boards of directors that are not affiliated entities of the Adviser or Subadviser. SunTrust Equity Funding, LLC does not purchase assets for the unregistered funds.

As a result of these multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over a Fund.

The Subadviser has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that a Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

Foreign Securities Risk

All Funds

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, unique to a country or region will affect those markets and their issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investment. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected

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unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. Currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Foreign Currency Risk

All Funds

Non-U.S. securities often trade in currencies other than the U.S. dollar. Changes in currency exchange rates may affect a Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Fund to decline. Certain currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in the Fund’s non-U.S. holdings whose value is tied to that particular currency.

Mortgage-Backed and Asset-Backed Securities Risk

High Income Fund
Intermediate Bond Fund
Limited Duration Fund
Seix High Yield Fund
Total Return Bond Fund

Mortgage- and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage or asset-backed secured and unsecured cashflow producing assets such as automobile loans and leases, credit card receivables and other financial assets. The risks associated with these types of securities include: (1) prepayment risk that could result in earlier or later return of principal than expected and can lead to significant fluctuations in the value and realized yield of the securities; (2) liquidity/market risk which can result in higher than expected changes in security valuation and transactions costs especially in times of general market stress; and (3) credit risk that is associated with the underlying borrowers and can also be driven by general economic conditions which can result in the loss of invested principal.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of these securities generally will decline; however, when interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Regional Risk

Seix Global Strategy Fund

To the extent that a Fund’s investments are concentrated in a specific geographic region, a Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting the Fund to additional risks.

Restricted Security Risk

All Funds

Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser and Subadviser intend to invest only in restricted

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securities that they believe present minimal liquidity risk.

Securities Lending Risk

All Funds

A Fund may lend securities to approved borrowers, such as broker-dealers, to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. There is a risk that the Fund may not be able to recall securities on loan in sufficient time to vote on material proxy matters. In addition, as a general practice, a Fund will not recall securities on loan solely to receive income payments, which could result in an increase of a Fund’s tax obligation that is subsequently passed on to its shareholders.

Smaller Company Risk

High Income Fund
Intermediate Bond Fund
Seix Floating Rate High Income Fund
Seix High Yield Fund
Total Return Bond Fund

Small and mid-capitalization companies may be either established or newer companies. Smaller companies may offer greater opportunities for gain. They also involve a greater risk of loss because they may be more vulnerable to adverse business or economic events, particularly those companies that have been in operation for less than three years. Smaller company securities may trade in lower volumes or there may be less information about the company which may cause the investments to be more volatile or to have less liquidity than larger company investments. They may have unseasoned management or may rely on the efforts of particular members of their management team to a great degree causing turnover in management to pose a greater risk. Smaller sized companies may have more limited access to resources, product lines, and financial resources. Small and mid-sized companies typically reinvest a large proportion of their earnings in their business and may not pay dividends or make interest payments for some time, particularly if they are newer companies.

Risk Information Common to RidgeWorth Funds

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser’s or Sub-Adviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser or Sub-Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Except for the Seix Global Strategy Fund, each Fund’s investment goal may be changed without shareholder approval. Before investing, make sure that the Fund’s goal matches your own.

The Funds are not managed to achieve tax efficiency.

More Information About Indices

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Barclays Capital Corporate Index covers USD-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

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MORE INFORMATION ABOUT FUND INVESTMENTS

Barclays Capital Intermediate U.S. Government/Credit Bond Index measures the performance of dollar-denominated U.S. Treasuries, government-related (the United States and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in United States dollars, and must be fixed-rate and non-convertible securities.

Barclays Capital U.S. Aggregate Bond Index measures the U.S. dollar-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.

Barclays Capital U.S. Corporate High-Yield Index covers the U.S. dollar-denominated non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. The index excludes emerging markets debt.

Credit Suisse First Boston (CSFB) Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices.

Credit Suisse First Boston (CSFB) Institutional Leveraged Loan Index is a sub-index of the Credit Suisse First Boston Leveraged Loan Index which contains only institutional loan facilities priced above 90, excluding TL and TLa facilities and loans rated CC, C or in default. It is designed to more closely reflect the investment criteria of institutional investors.

The J.P. Morgan EMBI+ Index tracks returns for actively traded external debt instruments in emerging market, and is also most liquid U.S-dollar emerging markets debt benchmark. The index segments further the universe of emerging markets as defined by the broader EMBI Global and EMBI Global Diversified, by placing a strict liquidity requirement rule for inclusion. Included in the EMBI+ are US-dollar denominated Brady bonds, Eurobonds, and traded loans issued by sovereign entities. The EMBI+ is a market capitalization-weighted index and is rebalanced on the last business day of each month. Only issues with a current face amount outstanding of $500 million or more and a remaining life of greater than 2 1/2 years are eligible for inclusion in the index. Index returns are available hedged or unhedged in a variety of currencies.

Bank of America Merrill Lynch U.S. High Yield BB/B Rated Constrained Index tracks the performance of BB/B rated U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market.

Bank of America Merrill Lynch U.S. Treasury Bill 3 Month Index is an index which tracks the monthly price-only and total return performance of a three-month Treasury bill, based on monthly average auction rates.

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (“SAI”).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund’s objectives. In addition, each Fund may shorten its average weighted maturity to as little as 90 days. A Fund will do so only if the Adviser or Subadviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Each Fund may invest in other mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.

Further, during certain interest rate environments, the gross yield of certain shares of money market funds may be less than the related expenses of that class.

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In these instances, shareholders of these Funds may not receive a monthly income payment, or may receive a much smaller payment than during a more typical interest rate environment.

Information About Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the SAI.

Management

The Board of Trustees (the “Board”) is responsible for the overall supervision and management of the business and affairs of the Funds. The Board supervises the Adviser and Subadvisers and establishes policies that the Adviser and Subadvisers must follow in their fund related management activities. The day-to-day operations of the Funds are the responsibilities of the officers and various service organizations retained by the Funds.

Investment Adviser

RidgeWorth Investments, 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. In addition to being an investment adviser registered with the Securities and Exchange Commission (the “SEC”), RidgeWorth is a money-management holding company with multiple style- focused investment boutiques. As of June 30, 2010, the Adviser had approximately $61.5 billion in assets under management. The Adviser is responsible for overseeing the Subadviser to ensure compliance with each Fund’s investment policies and guidelines and monitors each Subadviser’s adherence to its investment style. The Adviser pays the Subadviser out of the fees it receives from the Funds.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the SAI. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

For the fiscal year ended March 31, 2010, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund’s average daily net assets of:

Corporate Bond Fund	0.40%
High Income Fund	0.58%
Intermediate Bond Fund	0.24%
Limited Duration Fund	0.10%
Seix Floating Rate High Income Fund	0.44%
Seix Global Strategy Fund*	0.42%
Seix High Yield Fund	0.43%
Total Return Bond Fund	0.25%

*	The Adviser and the Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2011 in order to keep total annual operating expenses of the Fund’s I Shares from exceeding 0.83%. If at any point before August 1, 2013, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

The following breakpoints are used in computing the advisory fee:

Average Daily Net Assets	Discount From Full Fee

First $500 million	None — Full Fee
Next $500 million	5%
Over $1 billion	10%

Based on average daily net assets as of March 31, 2010, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds’ asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

Intermediate Bond Fund	0.25%
Seix Floating Rate High Income Fund	0.45%
Seix High Yield Fund	0.45%

*	Fund expenses in the “Annual Fund Operating Expenses” tables shown earlier in this prospectus reflect the advisory breakpoints.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser appears in the Funds’ annual report to shareholders for the period ended March 31, 2010.

The SAI provides additional information regarding the portfolio manager’s compensation, other accounts managed by the portfolio manager, potential conflicts

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of interest and the portfolio manager’s ownership of securities in the Funds.

Investment Subadviser

The Subadviser is responsible for managing the portfolios of the Funds on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Funds under the supervision of the Adviser and the Board. A discussion regarding the basis for the Board’s approval of the investment subadvisory agreements appears in the Funds’ annual report to shareholders for the period ended March 31, 2010.

Information about the Subadviser and the individual portfolio managers of the Funds is discussed below. The SAI provides additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers’ ownership of securities in the Funds.

Seix Investment Advisors LLC (“Seix”)
10 Mountainview Road, Suite C-200,
Upper Saddle River, New Jersey 07458
www.seixadvisors.com

Seix, established in 2008 as a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. Its predecessor, Seix Investment Advisors, Inc., was founded in 1992 and was independently-owned until 2004 when the firm joined RidgeWorth as the high grade, high yield investment management division. As of June 30, 2010, Seix had approximately $24.8 billion in assets under management.

Seix is a fundamental, credit driven fixed income boutique specializing in both investment grade and high yield bond management. Seix has employed its bottom-up, research-oriented approach to fixed income management for over 17 years. Seix is focused on delivering superior, risk-adjusted investment performance for its clients. Seix selects, buys and sells securities for the Funds it subadvises under the supervision of the Adviser and the Board.

The following individuals are primarily responsible for the day-to-day management of the High Income and Seix Floating Rate High Income Funds.

Mr. Michael McEachern, CFA, currently serves as President and Senior Portfolio Manager of Seix and served as Managing Director of Seix since May 2004. Mr. McEachern joined Seix Investment Advisors, Inc., a predecessor of Seix, in 1997, where he served as Senior Portfolio Manager. Mr. McEachern has co-managed the High Income Fund since July 2004 and the Seix Floating Rate High Income Fund since its inception. He has more than 26 years of investment experience.

Mr. George Goudelias currently serves as Managing Director and Senior Portfolio Manager of Seix and served as Managing Director of the Adviser since May 2004. Prior to joining Seix, Mr. Goudelias served as Director of High Yield Research of Seix Investment Advisors, Inc., a predecessor of Seix, from February 2001 to May 2004. Mr. Goudelias has co-managed the Seix Floating Rate High Income Fund since its inception. He has more than 24 years of investment experience.

Mr. Brian Nold, M.D., currently serves as Managing Director and Senior Portfolio Manager of Seix and served as Senior High Yield Analyst of Seix since May 2004. Mr. Nold was a High Yield Research Analyst at Morgan Stanley prior to joining Seix Investment Advisors, Inc., a predecessor of Seix, in 2003. Mr. Nold has co-managed the High Income Fund since August 2006. He has more than 10 years of investment experience.

Seix High Yield Fund

Mr. Michael McEachern, CFA, President and Senior Portfolio Manager, has been a member of the Seix High Yield Fund’s management team since the Fund’s inception. Mr. McEachern focuses primarily on high yield bonds and loans and related securities held in the Fund. Mr. McEachern joined Seix Investment Advisors, Inc., a predecessor of Seix, in 1997, where he served as Senior Portfolio Manager. Mr. McEachern has more than 26 years of investment experience.

Mr. Michael Kirkpatrick, Managing Director and Senior Portfolio Manager, has been a member of the Seix High Yield Fund’s management team since February 2007. Mr. Kirkpatrick focuses primarily on high yield bonds and loans and related securities held in the Fund. Mr. Kirkpatrick joined Seix Investment Advisors Inc., a predecessor of Seix, in 2002, where he served as a Senior High Yield Analyst. Mr. Kirkpatrick has more than 19 years of investment experience.

Mr. Brian Nold, M.D., Managing Director and Senior Portfolio Manager, has been a member of the Seix

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High Yield Fund’s management team since August 2007. Mr. Nold focuses primarily on high yield bonds and loans and related securities held in the Fund. Mr. Nold was a High Yield Research Analyst at Morgan Stanley prior to joining Seix Investment Advisors, Inc., a predecessor of Seix, in 2003. Mr. Nold has more than 10 years of investment experience.

Intermediate Bond Fund, Limited Duration Fund, and Total Return Bond Fund (collectively, the “Investment Grade Funds”)

Seix utilizes a team management approach for the Investment Grade Funds for which it acts as Subadviser. Seix is organized into teams of portfolio managers and credit analysts along sectors and broad investment categories, including government securities, corporate bonds, securitized assets, high yield bonds, high yield loans, emerging market debt, non-U.S. securities and global currencies. The senior portfolio managers are responsible for security selection, portfolio structure and rebalancing, compliance with stated investment objectives, and cash flow monitoring.

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Investment Grade Funds’ management team since March 2008, when he joined Seix. Mr. Keegan sets overall investment strategy and works with Mr. Troisi, Mr. Webb, Mr. Antiles and Mr. Rieger on sector allocation for the Investment Grade Funds. Prior to joining Seix, Mr. Keegan was a Senior Vice President at American Century Investments from February 2006 through March 2008, a private investor from July 2003 through January 2006, and the Chief Investment Officer of Westmoreland Capital Management, LLC from February 2002 through June 2003. Mr. Keegan has more than 27 years of investment experience.

Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Funds’ management team for several years. Mr. Webb focuses primarily on high grade corporate bonds and related securities held in the Investment Grade Funds. Mr. Webb joined Seix Investment Advisors, Inc., a predecessor of Seix, in 2000, where he served as Senior Portfolio Manager. Mr. Webb has co-managed the Intermediate Bond Fund since January 2002, the Limited Duration Fund since February 2007 and the Total Return Bond Fund since January 2002. Mr. Webb has more than 15 years of investment experience.

Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Funds’ management team for several years. Mr. Troisi focuses primarily on United States government and agency bonds and related securities held in the Investment Grade Funds. Mr. Troisi joined Seix Investment Advisors, Inc., a predecessor of Seix, in 1999, where he served as Senior Portfolio Manager. Mr. Troisi has co-managed the Intermediate Bond Fund since January 2002, the Limited Duration Fund since inception and the Total Return Bond Fund since January 2002. He has more than 24 years of investment experience.

Mr. Michael Rieger, Managing Director and Portfolio Manager, has been a member of the Investment Grade Funds’ management team since 2007, when he joined Seix. Mr. Rieger focuses primarily on securitized assets including mortgage-backed and asset-backed securities held in the Investment Grade Funds. Prior to joining the Adviser in 2007, Mr. Rieger was a Managing Director at AIG Global Investments since 2005 and a Vice President from 2002 to 2005. Mr. Rieger has co-managed the Intermediate Bond Fund and the Limited Duration Fund since February 2007. He has co-managed the Total Return Bond Fund since May 2007. Mr. Rieger has more than 23 years of investment experience.

Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the management team for the Investment Grade Funds for several years. Mr. Antiles focuses on emerging market debt, foreign currency and related securities held in the Investment Grade Funds. Mr. Antiles joined the Adviser in 2005 as the Head of Emerging Markets. Prior to joining the Adviser, Mr. Antiles was a Director at Citigroup/Salomon Smith Barney since 1997. Mr. Antiles has co-managed the Intermediate Bond Fund since May 2005, the Limited Duration Fund since March 2009, and the Total Return Bond Fund since February 2007. Mr. Antiles has more than 16 years investment experience.

Corporate Bond Fund

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Corporate Bond Fund’s management team since March 2008, when he joined the management team of its predecessor Fund. Mr. Keegan sets overall investment strategy and works with Mr. Webb and Mr. Troisi on sector allocation for the Fund. Prior to joining Seix in 2008, Mr. Keegan was a Senior Vice President at American Century Investments from February 2006 through March 2008, a private investor from July 2003 through January 2006, and the Chief Investment Officer of

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Westmoreland Capital Management, LLC from February 2002 through June 2003. Mr. Keegan has more than 27 years of investment experience.

Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Corporate Bond Fund’s management team since July 2004, when he joined the management team of its predecessor Fund. Mr. Webb focuses primarily on high grade corporate bonds and related securities held in the Fund. Mr. Webb joined Seix Investment Advisors, Inc., a predecessor of Seix, in 2000, where he served as Senior Portfolio Manager. Mr. Webb has more than 15 years of investment experience.

Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Corporate Bond Fund’s management team since July 2004. Mr. Troisi focuses primarily on U.S. Treasury and agency obligations held in the Fund. Mr. Troisi joined Seix Investment Advisors, Inc., a predecessor of Seix, in 1999, where he served as Senior Portfolio Manager. He has more than 23 years of investment experience.

Seix Global Strategy Fund

Mr. James F. Keegan, Chief Investment Officer, has been a member of the Seix Global Strategy Fund’s management team since the Fund’s inception. Mr. Keegan sets overall investment strategy and works with Mr. Webb and Mr. Antiles on sector allocation for the Fund. Prior to joining Seix in 2008, Mr. Keegan was a Senior Vice President at American Century Investments from February 2006 through March 2008, a private investor from July 2003 through January 2006, and the Chief Investment Officer of Westmoreland Capital Management, LLC from February 2002 through June 2003. Mr. Keegan has more than 27 years of investment experience.

Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Seix Global Strategy Fund’s management team since the Fund’s inception. Mr. Webb focuses primarily on high grade corporate bonds and related securities held in the Fund. Mr. Webb joined Seix Investment Advisors, Inc., a predecessor of Seix, in 2000, where he served as Senior Portfolio Manager. Mr. Webb has more than 15 years of investment experience.

Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the Seix Global Strategy Fund’s management team since the Fund’s inception. Mr. Antiles focuses on emerging market debt, foreign currency and related securities held in the Fund. Mr. Antiles joined the Adviser in 2005 as the Head of Emerging Markets. Prior to joining the Adviser, Mr. Antiles was a Director at Citigroup/Salomon Smith Barney since 1997. Mr. Antiles has more than 16 years of investment experience.

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called “redeem”) I Shares of the Funds. Investors purchasing or selling shares through a pension or 401(k) plan should also refer to their Plan documents.

Participants in retirement plans must contact their Employee Benefits Office or their Plan’s Administrator for information regarding the purchase, redemption or exchange of shares. Plans may require separate documentation and the plan’s policies and procedures may be different than those described in this prospectus. Participants should contact their employee benefits office or plan administrator for questions about their specific accounts.

If your I Shares are held in a retirement plan account, the rules and procedures you must follow as a plan participant regarding the purchase, redemption or exchange of I Shares may be different from those described in this prospectus. Review the information you have about your retirement plan.

How to Purchase Fund Shares

Purchasing I Shares

The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. These accounts primarily consist of:

•	assets of a bona fide trust,

•	assets of a business entity possessing a tax identification number,

•	assets of an employee benefit plan,

•	assets held within select fee-based programs, or

•	assets held within certain non-discretionary intermediary no-load platforms.

Employee benefit plans generally include profit sharing, 401(k) and 403(b) plans. Employee benefit plans generally do not include IRAs; SIMPLE, SEP, SARSEP plans; plans covering self-employed individuals and their employees or health savings accounts unless you, as a customer of a financial

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institution or intermediary, meet the Funds’ established criteria as described above.

As a result, you, as a customer of a financial institution or intermediary, may, under certain circumstances that meet the Funds’ established criteria, be able to purchase I Shares through accounts made with select financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, you may have, or be given, the right to vote your I Shares. Financial institutions or intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may differ from those imposed by the Funds. Please contact your financial institution or intermediary for complete details for purchasing I Shares.

I Shares may also be purchased directly from the Funds by officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of:

•	RidgeWorth Funds,

•	Subadvisers to the RidgeWorth Funds, or

•	SunTrust Banks, Inc. and its subsidiaries.

Validation of current employment/service will be required upon establishment of the account. The Funds, in their sole discretion, may determine if an applicant qualifies for this program.

In-Kind Purchases — I Shares

Payment for I Shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863.

When Can You Purchase Shares? — I Shares

The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading (a “Business Day”). The RidgeWorth Funds reserve the right to open one or more Funds on days that the principal bond markets (as recommended by SIFMA (Securities Industry and Financial Markets Association)) are open even if the NYSE is closed. Each Fund calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

If a Fund or its authorized agent receives your purchase or redemption request in proper form before 4:00 p.m., Eastern Time, your transaction will be priced at that Business Day’s NAV. If your request is received after 4:00 p.m., it will be priced at the next Business Day’s NAV.

The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early or if the principal bond markets close early on days when the NYSE is closed. For those Funds that open on days when the NYSE is closed, these times will be the time the principal bond markets close.

The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

You may be required to transmit your purchase sale and exchange orders to your financial institutions or intermediaries at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your order and transmit it to the transfer agent in time to meet the above stated Fund cut-off times. For more information about how to purchase, sell or exchange Fund shares, including a specific financial institution’s or intermediary’s internal order entry cut-off times, please contact your financial institution or intermediary directly.

A Fund may reject any purchase order.

How the Funds Calculate NAV — I Shares

NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes

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that market prices or amortized cost valuation method are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing. Fair value prices may be determined in good faith using methods approved by the Board.

The prices for many securities held by the Funds are provided by independent pricing services approved by the Board.

Minimum/Maximum Purchases — I Shares

For investors who qualify to purchase I Shares, there are no minimum or maximum requirements for initial or subsequent purchases.

Customer Identification

Foreign Investors

The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities. Investors in I Shares generally must reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses) and have a U.S. tax identification number.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security Number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via

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check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

Offering Price of Fund Shares — I Shares

The offering price of I Shares is simply the next calculated NAV.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Funds’ website at www.ridgeworth.com.

How to Sell Your Fund Shares

Selling I Shares

You may sell your I Shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request in proper form.

A Medallion Signature Guarantee♦ — I Shares

A Medallion Signature Guarantee by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

•	made payable to someone other than the registered shareholder;

•	sent to an address or bank account other than the address or bank account of record; or

•	sent to an address or bank account of record that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.

♦	Medallion Signature Guarantee: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.

Sale Price of Fund Shares — I Shares

The sale price of each share will be the next NAV determined after the Funds receive your request in proper form.

Receiving Your Money — I Shares

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payments would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption).

Redemptions In Kind — I Shares

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the

43

MARKET TIMING POLICIES AND PROCEDURES

payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares — I Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the SAI.

Exchanges

When you exchange shares, you are really selling your shares of one Fund and buying shares of another RidgeWorth Fund. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange requests, in proper form.

Telephone Transactions — I Shares

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

•	redemption checks must be made payable to the registered shareholder; and

•	redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

Market Timing Policies and Procedures

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board. The Funds seek to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:

•	Shareholders are restricted from making more than one (1) “round trip” into and out of a Fund within 14 days or more than two (2) “round trips” within any continuous 90 day period. If a shareholder exceeds either “round trip” restriction, he or she may be deemed a “Market Timer,” and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, the Adviser, the Subadviser or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

44

SHAREHOLDER SERVICING PLANS

•	The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. Purchase and redemption transactions submitted to the Funds by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Funds rely in large part on the intermediaries who maintain omnibus arrangements (which may represent a majority of Fund shares) to aid in the Funds’ efforts to detect and deter short-term trading. The Funds monitor trading activity at the omnibus account level and look for activity that indicates potential short-term trading. If they detect suspicious trading activity, the Funds contact the intermediaries to determine whether the short-term trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all beneficial owners to make this determination. If a Fund believes that a shareholder has violated the short-term trading policy, it will take further steps to prevent any future short-term trading by such shareholder in accordance with the policy. The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track short-term trading effected through these intermediaries. A Fund has the right to terminate an intermediary’s ability to invest in a Fund if excessive trading activity persists and a Fund or its Adviser or Subadviser reasonably believes that such termination would be in the best interests of long-term shareholders. In addition to the Funds’ market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.

Distribution of Fund Shares

From their own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by a Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Please refer to the SAI for more information regarding these arrangements.

Shareholder Servicing Plans

With respect to the I Shares of certain of the Funds, the I Shares Shareholder Servicing Plan permits the I Shares of that Fund to pay financial service firms for shareholder support services they provide, at a rate of up to 0.15% of the average daily net assets of each of the I Shares of that Fund. The shareholder support services may include, among others, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records.

45

DIVIDENDS AND DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state, and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. More information on taxes is in the SAI.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. A high portfolio turnover rate and a Fund’s or an Underlying Fund’s use of certain derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of Fund shares for shares of a different RidgeWorth Fund is treated the same as a sale. A transfer from one share class to another in the same RidgeWorth Fund should not be a taxable event.

Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Funds expect to distribute federally tax-exempt income (described above), the Funds expect to distribute primarily ordinary income dividends currently taxable at a maximum rate of 35%.

More information about taxes is in the SAI.

46

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds’ financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2010 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Funds’ website at www.ridgeworth.com.

														Ratio of
				Net									Ratio of	Net	Ratio of
				Realized									Net	Investment	Expenses to
				and				Distributions		Net			Expenses	Income	Average
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	to	Net Assets
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets,	Average	Average	(Excluding	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	Waivers and	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
Corporate Bond Fund
I Shares
Year Ended March 31, 2010	$8.53	$0.46	(a)	$1.09	$1.55	$(0.45)	$—	$—	$(0.45)	$9.63	18.49%	$157,739	0.50%	4.86%	0.50%	75%
Year Ended March 31, 2009	9.60	0.49	(a)	(0.86)	(0.37)	(0.70)	—	—	(0.70)	8.53	(4.10)	39,881	0.73	5.29	0.74	357
Year Ended March 31, 2008	9.88	0.60	(a)	(0.27)	0.33	(0.61)	—	—	(0.61)	9.60	3.43	62,581	0.69	6.16	0.71	439
Year Ended March 31, 2007	9.64	0.50	(a)	0.31	0.81	(0.40)	(0.17)	—	(0.57)	9.88	8.66	86,812	0.71	5.20	0.73	397
Year Ended March 31, 2006	10.24	0.43	(a)	(0.41)	0.02	(0.44)	—	(0.18)	(0.62)	9.64	0.19	243,001	0.76	4.35	0.79	317
High Income Fund
I Shares
Year Ended March 31, 2010	4.67	0.55		2.09	2.64	(0.54)	—	—	(0.54)	6.77	58.65	148,252	0.70	8.97	0.72	466
Year Ended March 31, 2009	6.40	0.54		(1.74)	(1.20)	(0.53)	—	—	(0.53)	4.67	(19.40)	23,995	0.70	9.67	0.76	368
Year Ended March 31, 2008	7.36	0.57		(0.82)	(0.25)	(0.58)	—	(0.13)	(0.71)	6.40	(3.68)	30,587	0.70	8.23	0.71	403
Year Ended March 31, 2007	6.97	0.58		0.39	0.97	(0.58)	—	—	(0.58)	7.36	14.58	42,809	0.70	8.11	0.71	379
Year Ended March 31, 2006	7.38	0.55		(0.03)	0.52	(0.55)	—	(0.38)	(0.93)	6.97	7.53	36,764	0.72	7.64	0.82	208
Intermediate Bond Fund
I Shares
Year Ended March 31, 2010	10.27	0.34	(a)	0.27	0.61	(0.30)	—	(0.05)	(0.35)	10.53	6.08	1,559,191	0.31	3.24	0.31	122
Year Ended March 31, 2009	10.29	0.43		0.24	0.67	(0.46)	—	(0.23)	(0.69)	10.27	6.83	1,071,496	0.29	4.24	0.29	217
Year Ended March 31, 2008	9.96	0.50		0.33	0.83	(0.49)	—	(0.01)	(0.50)	10.29	8.57	812,982	0.29	4.80	0.30	254
Year Ended March 31, 2007	9.85	0.46	(a)	0.11	0.57	(0.46)	—	—	(0.46)	9.96	5.97	94,136	0.31	4.67	0.31	225
Year Ended March 31, 2006	10.08	0.38		(0.21)	0.17	(0.39)	—	(0.01)	(0.40)	9.85	1.76	78,187	0.31	3.88	0.31	154
Limited Duration Fund
I Shares
Year Ended March 31, 2010	9.52	0.08		0.18	0.26	(0.07)	—	—	(0.07)	9.71	2.69	22,482	0.23	0.82	0.23	124
Year Ended March 31, 2009	9.87	0.23		(0.37)	(0.14)	(0.21)	—	—	(0.21)	9.52	(1.38)	30,826	0.19	2.43	0.19	44
Year Ended March 31, 2008	9.98	0.50		(0.12)	0.38	(0.49)	—	—	(0.49)	9.87	3.90	43,509	0.17	5.01	0.17	132
Year Ended March 31, 2007	9.99	0.51		(0.02)	0.49	(0.50)	—	—	(0.50)	9.98	5.04	40,291	0.14	5.03	0.14	185
Year Ended March 31, 2006	9.98	0.35		0.02	0.37	(0.36)	—	—	(0.36)	9.99	3.73	58,887	0.15	3.39	0.15	94

See Notes to Financial Highlights.

47

FINANCIAL HIGHLIGHTS

												Ratio of
			Net								Ratio of	Net	Ratio of
			Realized								Net	Investment	Expenses to
			and			Distributions		Net			Expenses	Income	Average
	Net Asset	Net	Unrealized		Dividends	from	Total	Asset			to	to	Net Assets
	Value,	Investment	Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	(Excluding	Portfolio
	Beginning	Income	(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Waivers and	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Reimbursements)(2)	Rate(3)
Seix Floating Rate High Income Fund(4)
I Shares
Year Ended March 31, 2010	$7.37	$0.53	$1.40	$1.93	$(0.50)	$—	$(0.50)	$8.80	26.68%	$1,173,308	0.50%	7.08%	0.50%	117%
Year Ended March 31, 2009	8.90	0.52	(1.53)	(1.01)	(0.52)	—	(0.52)	7.37	(11.67)	557,347	0.49	6.31	0.49	226
Year Ended March 31, 2008	9.98	0.70	(1.06)	(0.36)	(0.70)	(0.02)	(0.72)	8.90	(3.85)	553,208	0.51	7.34	0.51	134
Year Ended March 31, 2007	9.96	0.69	0.03	0.72	(0.70)	—	(0.70)	9.98	7.47	582,861	0.51	7.03	0.51	148
Period Ended March 31, 2006	10.00	0.04	(0.04)	—	(0.04)	—	(0.04)	9.96	0.02	106,405	0.56	5.24	0.80	9
Seix Global Strategy Fund(4)
I Shares
Year Ended March 31, 2010	10.44	(0.07)	0.20	0.13	—	(0.29)	(0.29)	10.28	1.38	9,589	0.83	(0.70)	1.01	—
Period Ended March 31, 2009	10.00	0.05	0.52	0.57	(0.07)	(0.06)	(0.13)	10.44	5.68	10,427	0.69	0.82	1.44	741
Seix High Yield Fund
I Shares
Year Ended March 31, 2010	7.75	0.77	1.70	2.47	(0.76)	—	(0.76)	9.46	32.91	1,723,678	0.48	8.54	0.49	116
Year Ended March 31, 2009	9.77	0.78	(2.03)	(1.25)	(0.77)	—	(0.77)	7.75	(13.15)	786,029	0.50	8.99	0.51	114
Year Ended March 31, 2008	10.84	0.80	(1.06)	(0.26)	(0.81)	—	(0.81)	9.77	(2.50)	663,081	0.49	7.70	0.50	117
Year Ended March 31, 2007	10.69	0.74	0.15	0.89	(0.74)	—	(0.74)	10.84	8.68	1,116,851	0.48	6.92	0.48	130
Year Ended March 31, 2006	10.94	0.68	(0.10)	0.58	(0.68)	(0.15)	(0.83)	10.69	5.37	1,217,679	0.49	6.20	0.50	95
Total Return Bond Fund
I Shares
Year Ended March 31, 2010	10.26	0.40	0.43	0.83	(0.36)	(0.13)	(0.49)	10.60	8.17	724,588	0.31	3.72	0.31	326
Year Ended March 31, 2009	10.10	0.49	0.18	0.67	(0.51)	—	(0.51)	10.26	6.89	602,267	0.30	4.85	0.30	199
Year Ended March 31, 2008	9.96	0.51	0.14	0.65	(0.51)	—	(0.51)	10.10	6.74	630,451	0.30	5.14	0.30	248
Year Ended March 31, 2007	9.86	0.48	0.11	0.59	(0.49)	—	(0.49)	9.96	6.16	601,676	0.30	4.97	0.30	310
Year Ended March 31, 2006	10.12	0.41	(0.24)	0.17	(0.42)	(0.01)	(0.43)	9.86	1.68	497,730	0.29	4.01	0.29	236

See Notes to Financial Highlights.

48

NOTES TO FINANCIAL HIGHLIGHTS

(1)	Total return excludes sales charge. Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Not annualized for periods less than one year.

(4)	The following table details the commencement of operations of certain classes of each respective fund.

Fund	Class	Commencement Date
Seix Floating Rate High Income Fund	I Shares	March 2, 2006
Seix Global Strategy Fund	I Shares	September 8, 2008

(a)	Per share data was calculated using the average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

PRIVACY POLICY

RidgeWorth Funds

Our Privacy Policy

At RidgeWorth Funds, we recognize the sensitive nature of your personal financial information and take every precaution to protect your privacy. In providing services to you as an individual who owns or is considering investing in shares of RidgeWorth Funds, we collect certain nonpublic personal information about you. Our policy is to safeguard this information and keep it confidential, and to use or disclose it only as necessary to provide services to you or as otherwise required or permitted by law. When you entrust us with your financial information, it will be used only within our strict guidelines. Our privacy policy and practices apply equally to nonpublic personal information about former shareholders and individuals who have inquired about RidgeWorth Funds.

Information We Collect

“Nonpublic personal information” is personally identifiable financial information about you as an individual or your family. The type of nonpublic personal information we have about you may include the information you provide on your account application; information you provide in telephone calls or correspondence with us; information about your transactions and holdings in RidgeWorth Funds, and information about how you vote your shares.

Information We Disclose

RidgeWorth Funds’ policy is to only disclose nonpublic personal information about you to companies that provide necessary services such as RidgeWorth Funds’ transfer agent, distributor, administrator or investment adviser; affiliates of RidgeWorth Funds, or as may otherwise be permitted or required by law or authorized by you.

How We Safeguard Your Information

We restrict access to nonpublic personal information about you to those persons who are required to have certain information in order to provide services to you, or who are permitted by law to receive it. We have strict internal policies against unauthorized disclosure or use of customer information. We maintain customer information as mandated by financial regulations, and policies and procedures are in place for appropriate confidential destruction of all restricted access data.

If you have any questions regarding our Privacy Policy, please call 1-888-784-3863.

This is not part of the Prospectus.

Investment Adviser:
RidgeWorth Investments 50 Hurt Plaza, Suite 1400 Atlanta, Georgia 30303 www.ridgeworth.com

Investment Subadviser:
Seix Investment Advisors LLC 10 Mountainview Road, Suite C-200 Upper Saddle River, NJ 07458 www.seixadvisors.com

More information about the RidgeWorth Funds is available without charge through the following:

Statement of Additional Information (SAI):
The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports:
These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

Telephone:	Shareholder Services 1-888-784-3863

Mail:
RidgeWorth Funds
3435 Stelzer Road
Columbus, Ohio 43219

Website: www.ridgeworth.com

SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.

Collective Strength Individual Insight is a federally registered service mark of RidgeWorth Investments.

RFPRO-ISEIX-0810

STATEMENT OF ADDITIONAL INFORMATION
RIDGEWORTH FUNDS
August 1, 2010
Investment Adviser:
RIDGEWORTH INVESTMENTS
(the “Adviser”)
This Statement of Additional Information (“SAI”) is not a prospectus. It is intended to provide additional information regarding the activities and operations of RidgeWorth Funds (the “Trust”) and should be read in conjunction with the Trust’s prospectuses dated August 1, 2010, as may be supplemented from time to time. This SAI relates to each class of the following series of the Trust (each a “Fund” and collectively, the “Funds”):

					Institutional	Corporate
	A Shares	C Shares	I Shares	R Shares	Shares	Trust Shares
Equity Funds
Aggressive Growth Stock Fund	✓		✓
Emerging Growth Stock Fund	✓		✓
International Equity 130/30 Fund	✓		✓
International Equity Fund	✓		✓
International Equity Index Fund	✓		✓
Large Cap Core Equity Fund	✓	✓	✓
Large Cap Growth Stock Fund	✓	✓	✓
Large Cap Quantitative Equity Fund	✓		✓
Large Cap Value Equity Fund	✓	✓	✓
Mid-Cap Core Equity Fund	✓	✓	✓
Mid-Cap Value Equity Fund	✓	✓	✓
Real Estate 130/30 Fund	✓		✓
Select Large Cap Growth Stock Fund	✓	✓	✓
Small Cap Growth Stock Fund	✓	✓	✓
Small Cap Value Equity Fund	✓	✓	✓
U.S. Equity 130/30 Fund	✓		✓
Taxable Fixed Income Funds
Corporate Bond Fund	✓	✓	✓
High Income Fund	✓		✓	✓
Intermediate Bond Fund	✓		✓	✓

					Institutional	Corporate
	A Shares	C Shares	I Shares	R Shares	Shares	Trust Shares
Investment Grade Bond Fund	✓		✓	✓
Limited Duration Fund			✓
Limited-Term Federal Mortgage Securities Fund	✓	✓	✓
Seix Floating Rate High Income Fund	✓	✓	✓
Seix Global Strategy Fund	✓		✓
Seix High Yield Fund	✓		✓	✓
Short-Term Bond Fund	✓	✓	✓
Short-Term U.S. Treasury Securities Fund	✓	✓	✓
Total Return Bond Fund	✓		✓	✓
U.S. Government Securities Fund	✓	✓	✓
U.S. Government Securities Ultra-Short Bond Fund			✓
Ultra-Short Bond Fund			✓
Tax-Exempt Fixed Income Funds
Georgia Tax-Exempt Bond Fund	✓		✓
High Grade Municipal Bond Fund	✓		✓
Investment Grade Tax-Exempt Bond Fund	✓		✓
Maryland Municipal Bond Fund	✓		✓
North Carolina Tax-Exempt Bond Fund	✓		✓
Virginia Intermediate Municipal Bond Fund	✓		✓
Money Market Funds
Institutional Cash Management Money Market Fund					✓
Institutional Municipal Cash Reserve Money Market Fund					✓
Institutional U.S. Government Securities Money Market Fund					✓
Institutional U.S. Treasury Securities Money Market Fund					✓	✓
Prime Quality Money Market Fund	✓	✓	✓
Tax-Exempt Money Market Fund	✓		✓
U.S. Government Securities	✓		✓

					Institutional	Corporate
	A Shares	C Shares	I Shares	R Shares	Shares	Trust Shares
Money Market Fund
U.S. Treasury Money Market Fund	✓		✓
Virginia Tax-Free Money Market Fund	✓		✓
Allocation Strategies
Aggressive Growth Allocation Strategy	✓	✓	✓
Conservative Allocation Strategy	✓	✓	✓
Growth Allocation Strategy	✓	✓	✓
Moderate Allocation Strategy	✓	✓	✓
The Equity Funds and Allocation Strategies are collectively referred to herein as “Equity Funds” and the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds are collectively referred to herein as the “Fixed Income Funds.”
This SAI is incorporated by reference into the Trust’s prospectuses dated August 1, 2010. Capitalized terms not defined herein are defined in the prospectuses. A prospectus may be obtained by writing to the Trust or calling toll-free 1-888-784-3863.

THE TRUST
Each Fund is a separate series of the Trust, an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series (each a “Fund” and collectively, the “Funds”) of units of beneficial interest (“shares”) and different classes of shares of each Fund. The Trust reserves the right to create and issue shares of additional funds and/or classes. Each Fund, except, the North Carolina Tax-Exempt Bond Fund, the Real Estate 130/30 Fund and the Seix Global Strategy Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
DESCRIPTION OF PERMITTED INVESTMENTS
The Funds’ respective investment objectives and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectuses. Following are descriptions of the permitted investments and investment practices discussed in the Funds’ prospectuses under the “Investment Strategy” section and the associated risk factors. A Subadviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Funds’ stated investment policies.
American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a “depositary”). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.
Acquisitional/equipment lines (delayed-draw term loans). Acquisitional/equipment lines (delayed-draw term loans) are credits that may be drawn down for a given period to purchase specified assets or equipment or to make acquisitions. The issuer pays a fee during the commitment period (a ticking fee). The lines are then repaid over a specified period (the term-out period). Repaid amounts may not be re-borrowed. To avoid any leveraging concerns, a Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its repurchase obligations.
Asset-Backed Securities. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables and mortgage-like assets such as home equity loans or manufactured housing. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations. Asset-backed securities that are backed by a single type of asset are pooled together by asset type for purposes of calculating a Fund’s industry concentration levels.
Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.
Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the cardholder.
For purposes of calculating Annual Fund Operating Expenses in the Prospectus, direct or indirect fees associated with investing in structured products such as asset-backed securities are not included.
Bank Obligations. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions, which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Funds may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when a Subadviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:
• Bankers’ Acceptances. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.
• Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.
• Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.
A Fund will not purchase obligations issued by the Adviser, Subadvisers, or their affiliates.
Borrowing. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so. Investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing.
In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement.
Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.

Collateralized Debt Obligations. Collateralized Debt Obligations (“CDOs”) are securitized interests in pools of assets. Assets called collateral usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation (“CLO”) or collateralized bond obligation (“CBO”) if it holds only loans or bonds, respectively. Investors bear the credit risk of the collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.
Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.
Convertible Bonds. Convertible bonds are bonds which may be converted, at the option of either the issuer or the holder, into a specified amount of common stock of the issuer, or in the case of exchangeable bonds, into the common stock of another corporation. Convertible bonds are generally subordinate to other publicly held debt of the issuer, and therefore typically have a lower credit rating than nonconvertible debt of the issuer. Convertible bonds generally carry a lower coupon rate than the issuer would otherwise pay at issuance in exchange for the conversion feature. In addition to the interest rate risk factors generally associated with fixed income investments, the market risk of a convertible bond is determined by changes in the credit quality of the issuer and price changes and volatility of the stock into which the bond may be converted. The conversion feature may cause a convertible bond to be significantly more volatile than other types of fixed income investments. Convertible bonds for which the value of the conversion feature is deemed worthless are generally referred to as “busted” convertibles, and risk associated more closely approximates that of similar debt without the conversion feature.
Corporate Issues. Corporate issues refer to debt instruments issued by private corporations or other business entities. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Fund will buy corporate issues subject to any quality constraints. Corporate issues may also be issued by master limited partnerships and real estate investment trusts, or REITS.
Credit Linked Notes. A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a single bond, a portfolio of bonds, or with respect to the unsecured credit of an issuer, in general (the “Reference Instrument”). The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of the Reference Instrument. Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Instrument nor a restructuring of the issuer of the Reference Instrument (a “Restructuring Event”) or (ii) the value of the Reference Instrument, if an Event of Default or Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Instrument in the event of an Event of Default or a Restructuring Event. Most CLNs use a corporate bond (or a portfolio of corporate bonds) as the Reference Instrument(s). However, almost any type of fixed income security (including foreign government securities) or derivative contract (such as a credit default swap) can be used as the Reference Instrument.
Custodial Receipts. A custodial receipt represents an indirect interest in a tax-exempt bond that is deposited with a custodian. For example, custodial receipts may be used to permit the sale of the deposited bond in smaller denominations than would otherwise be permitted. Frequently, custodial receipts are issued to attach bond insurance or other forms of credit enhancement to the deposited tax-exempt bond. Note, because a “separate security” is not created by the issuance of a receipt, many of the tax advantages bestowed upon holders of the deposited tax-exempt bond are also conferred upon the custodial receipt holder.

Debt Securities. Debt securities (e.g., bonds, notes, debentures) represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
Dollar Rolls. Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.
Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.
Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same collateral type, coupon and maturity) securities on a specified future date and price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.
Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or that the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.
If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its repurchase obligations. A Fund may also cover the transaction by means of an offsetting transaction or by other means permitted under the 1940 Act or the rules and Securities and Exchange Commission (“SEC”) interpretations thereunder.
Equipment Trust Certificates (“ETCs”). ETCs are issued by a trust formed to finance large purchases of equipment, such as airplanes, at favorable interest rates. Legal title on such equipment is held by a trustee. The trustee leases the equipment and sells ETCs at a small discount to the purchase price of the equipment. The lease payments are then used to pay principal and interest to the ETC holders.
Equity Securities. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate. The Funds purchase equity securities traded in the U.S. or foreign countries on securities exchanges or the over-the-counter market. Equity securities are described in more detail below:
•	Commodity Equity Securities — Commodity equity securities represent equity securities of companies that principally engage in the energy, metals, and agriculture group of industries. These companies may include, for example, integrated oil companies; companies engaged in the exploration and production of oil and gas; companies primarily involved in the production and mining of coal, related products, and other consumable fuels; fertilizer and agricultural chemicals companies; producers of aluminum and related products; companies engaged in producing or extracting metals and minerals; producers of gold, precious metals and minerals, and related products; producers of iron and steel; manufacturers of timber and related wood and paper products; and producers of agricultural products, including crop growers, owners of plantations, and companies that produce and process foods.

Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a group of related industries, and the securities of companies in that group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

•	Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•	Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•	Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third-party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

•	Small and Mid-Cap Issuers. Generally, capitalization or market capitalization is a measure of a company’s size. Investing in equity securities of small and mid-cap companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

•	Equity-Linked Securities. A Fund may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer’s operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market. The market for such securities may be shallow, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third-party investment banker or other lender. The creditworthiness of such third-party issuer equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

The following are three examples of equity-linked securities. A Fund may invest in the securities described below or other similar equity-linked securities.
•	PERCS. Preferred Equity Redemption Cumulative Stock (“PERCS”) technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors’ capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer’s common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock.

•	ELKS. Equity-Linked Securities (“ELKS”) differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer’s common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer’s common stock, or the average closing price per share of the issuer’s common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest six times during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Fund may be compensated with the higher yield, contingent on how well the underlying common stock does.

•	LYONS. Liquid Yield Option Notes (“LYONS”) differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer’s common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, a Fund will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the

LYONs are redeemable by the issuer at any time after an initial period or if the issuer’s common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors, like a Fund, when it appears that they will increase in value due to the rise in value of the underlying common stock.
Eurodollar and Yankee Dollar Obligations. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities. Eurodollar and Yankee Dollar obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar and Yankee Dollar obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.
Exchange Traded Funds (“ETFs”). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs®, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM (“QQQs SM”), iShares® and VIPERs®. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. (See also “Investment Company Shares” below).
Fixed Income Securities. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. Coupons may be fixed or adjustable, based on a pre-set formula. The market value of fixed income investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Fund’s net asset value.
Floating Rate Instruments. Floating rate instruments have a rate of interest that is set as a specific percentage of a designated base rate (such as LIBOR). Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Subadviser’s opinion be equivalent to the long-term bond or commercial paper ratings stated in the prospectus. The Subadviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.
Foreign Securities. Foreign securities may include U.S. dollar denominated obligations or securities of foreign issuers denominated in other currencies. Possible investments include obligations of foreign corporations and other entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers’ Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.
In making investment decisions for the Funds, a Subadviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country’s financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country’s laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments (“country risks”). Of course, a Subadviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.
Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.
By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund’s investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. The international investments of a Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund’s investments in one foreign market represented in its portfolio may offset potential gains from the Fund’s investments in another country’s markets.
Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing.
Foreign Currency: A Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs. A Fund may conduct foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a foreign currency forward contract (“forward contract”). A forward contract involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered “derivatives” — financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). A forward contract “locks in” the exchange rate between the currency it will deliver and the currency it will receive at the maturity of the contract. A Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. In addition, the Fund may enter into forward contracts to gain exposure to foreign markets.
At or before settlement of a forward contract, a Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract. If a Fund makes delivery of the foreign currency, it may be required to obtain the currency through the conversion of assets of a Fund into the currency. A Fund may close out a forward contract by purchasing or selling an offsetting contract, in which case it will realize a gain or a loss.
A Fund may invest in a combination of forward contracts and U.S. dollar-denominated instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. dollar-denominated money market instruments with “long” forward contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.
For hedging purposes, a Fund may invest in forward contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.
A Fund may use forward contracts for position hedging if consistent with its policy of trying to expose its net assets to foreign currencies. A Fund is not required to enter into forward contracts for hedging purposes and it is possible that a Fund may not be able to hedge against a currency. It also is possible, under certain circumstances that a Fund may have to limit its currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).
Each Fund currently does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency. At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If a Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.
If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, a Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.
A Fund may also enter into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.
When a Fund purchases or sells a forward contract, under applicable federal securities laws, rules, and interpretations thereof and applicable exchange rules, a Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to forward contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. With respect to forward contracts that are contractually required to “cash-settle,” a Fund may set aside or deliver liquid assets, including cash, in an amount equal to a Fund’s daily marked-to-market (net) obligation rather than the notional value. By setting aside or delivering assets equal to only its net obligation under “cash-settled” forward contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts. The Funds reserve the right to modify their asset segregation policies in the future.
A Fund may otherwise cover the transaction by means of an offsetting transaction or by other means permitted by the 1940 Act or the rules and SEC interpretations thereunder. In as much as these transactions are entered into for hedging purposes or are offset by segregating liquid assets, as permitted by applicable law, the Funds and their Subadvisers believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions. The Funds reserve the right to modify their asset segregation policies in the future.

Foreign Sovereign Debt Securities. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the obligor’s ability or willingness to timely service its debts.
Forward Roll Transactions. To enhance current income, each Fund may enter into forward roll transactions with respect to mortgage-related securities. In a forward roll transaction, the Fund sells a mortgage-related security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories than those sold. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale typically will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale will be expected to generate income for the Fund exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the purchase price of those securities. The Fund will segregate permissible liquid assets at least equal to the amount of the repurchase price (including accrued interest).
Futures and Options on Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). A Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent the Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, no Fund is subject to registration or regulation as a commodity pool operator under the CEA.
An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.
When a Fund purchases or sells a futures contract, under applicable federal securities laws, rules, and interpretations thereof and applicable exchange rules, a Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. With respect to futures contracts that are contractually required to “cash-settle,” a Fund may set aside or deliver liquid assets, including cash, in an amount equal to a Fund’s daily marked-to-market (net) obligation rather than the notional value. By setting aside or delivering assets equal to only its net obligation under “cash-settled” futures contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts. The Funds reserve the right to modify their asset segregation policies in the future.
A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract.
A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.
In as much as these transactions are entered into for hedging purposes or are offset by segregating liquid assets, as permitted by applicable law, the Funds and their Subadvisers believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.
There are significant risks associated with a Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure
Guaranteed Investment Contracts (“GICs”). A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.
Hedging Techniques. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

High Yield Securities. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB- by Standard & Poor’s Ratings Group (“S&P”) or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or their unrated equivalents. The risks associated with investing in high yield securities include:
1. High yield, lower rated bonds may involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB- or higher by S&P or Baa3 or higher by Moody’s) due to changes in the issuer’s creditworthiness.
2. The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
3. Market prices for high risk, high yield securities may also be affected by investors’ perception of the issuer’s credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.
4. The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.
Illiquid Securities. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price, which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Trust’s Board of Trustees, the Subadviser determines the liquidity of a Fund’s investments. In determining the liquidity of a Fund’s investments, the Subadviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets (5% with respect to the Money Market Funds) in illiquid securities.
Initial Public Offerings. A Fund may invest in a company’s securities at the time of a company’s initial public offering (“IPO”). Companies involved in IPOs are often smaller and have a limited operating history, which involves a greater risk that the value of their securities will be impaired following the IPO. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the price of an IPO security, causing the price of a company’s securities to be particularly volatile at the time of its IPO and for a period thereafter. As a result, a Fund’s Adviser or Sub-Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in significant gains or losses to the Fund.
Inverse Floaters. A Fund may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index (“Inverse Floaters”). An investment in Inverse Floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the Inverse Floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse Floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline.

Investment Company Shares. A Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act and the Fund’s investment objectives. Notwithstanding these restrictions, each Fund may invest any amount, pursuant to Rule 12d1-1 of the 1940 Act, in affiliated or unaffiliated investment companies that hold themselves out as “money market funds” and which operate in accordance with Rule 2a-7 of the 1940 Act. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund.
Under Section 12(d)(1) of the 1940 Act, a Fund may invest only up to 5% of its total assets in the securities of any one investment company (other than money market funds), but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, a Fund may exceed these limits if (i) the ETF or the Fund has received an order for exemptive relief from the 3%, 5%, or 10% limitations from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, a Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by Financial Industry Regulatory Authority (“FINRA”), for funds of funds.
For hedging or other purposes, each Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See “Exchange Traded Funds” above.) The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Pursuant to orders issued by the SEC to iShares® Funds, The Select Sector SPDR Trust, streetTRACKS Series Trust, streetTRACKS Index Shares Fund and Vanguard Trust and procedures approved by the Board, each Fund may invest in iShares® Funds, The Select Sector SPDR Trust, streetTRACKS Series Trust, streetTRACKS Index Shares Fund and Vanguard Trust in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as may be amended, and any other applicable investment limitations. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. (“BlackRock”). Neither BlackRock, The Select Sector SPDR Trust, streetTRACKS Series Trust, streetTRACKS Index Shares Fund nor the iShares® Funds makes any representations regarding the advisability of investing in the Funds.
Investment Grade Obligations. Investment grade obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, Inc. (“Fitch”), or Aaa, Aa, A or Baa by Moody’s or determined to be of equivalent quality by the Subadviser). Securities rated BBB or Baa represents the lowest of four levels of investment grade obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed income obligation. A Fund may hold unrated securities if its Subadviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an investment grade security. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer’s capacity to repay its obligation remains unchanged.
Leveraged Buyouts. A Fund may invest in leveraged buyout limited partnerships and funds that, in turn, invest in leveraged buyout transactions (“LBOs”). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO limited partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

Master Limited Partnerships. Master limited partnerships (“MLPs”) are limited partnerships in which ownership units are publicly traded. MLPs often own or own interests in properties or businesses that are related to oil and gas industries, including pipelines, although MLPs may invest in other types of industries, or in credit-related investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. A Fund also may invest in companies who serve (or whose affiliates serve) as the general partner of an MLP.
Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.
The Funds may also hold investments in limited liability companies that have many of the same characteristics and are subject to many of the same risks as master limited partnerships.
Distributions attributable to gain from the sale of master limited partnerships may be taxed as ordinary income.
Medium-Term Notes. Medium-term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.
Money Market Securities. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as S&P or Moody’s, or determined by the Subadviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described herein. For a description of ratings, see Appendix A to this SAI.
Mortgage-Backed Securities. A Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities (“MBS”) are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, “pools” of residential or commercial and reverse mortgage loans or other asset-backed securities (the “Underlying Assets”). Such securities may be issued by U.S. government agencies and government-sponsored entities, such as Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. The payment of interest and principal on mortgage-backed obligations issued by these entities may be guaranteed by the full faith and credit of the U.S. Government (in the case of GNMA), or may be guaranteed by the issuer (in the case of FNMA and MHLMC). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.
Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government, but are considered to be of high quality since such entities are considered to be instrumentalities of the United States. In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.

Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.
In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multi-class mortgage-backed securities, often referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBS to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBS on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBS until all other classes having an earlier stated maturity have been paid in full. An important feature of MBS is that the principal amount is generally subject to partial or total prepayment at any time because the Underlying Assets (i.e., loans) generally may be prepaid at any time. The occurrence of prepayments is a function of several factors, including interest rates, general economic conditions, the location of the mortgaged property, the age of the mortgage or other underlying obligations, and other social and demographic conditions. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool is difficult to predict. The rate of principal payments for a reverse mortgage-backed security depends on a variety of economic, geographic, social, and other factors, including interest rates and borrower mortality. Reverse mortgage-backed securities may respond differently to economic, geographic, social, and other factors than other mortgage-backed securities.
A reverse mortgage is a special type of home loan that lets a homeowner convert a portion of the equity in his or her home into cash. The equity built up over years of home mortgage payments can be paid to the borrower. But unlike a traditional home equity loan or second mortgage, no repayment is required until the borrower no longer uses the home as his or her principal residence. A reverse mortgage derives its name from the pattern of payments that is typically the reverse of a traditional mortgage loan used to buy a home. The three basic types of reverse mortgages are single purpose reverse mortgages, Federal Housing Administration (FHA) insured reverse mortgages and proprietary reverse mortgages. Single purpose reverse mortgages are offered only by some state and local government agencies and nonprofit organizations. FHA insured reverse mortgages, also known as Home Equity Conversion Mortgages, are the oldest and most popular reverse mortgage product and are insured by the federal government through FHA, a part of the U.S. Department of Housing and Urban Development. Proprietary reverse mortgages are private loans that are typically backed by the companies that originate them.
Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”).
CMOs are collateralized mortgage obligations, which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a “tranche” is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity — the latest date by which the tranche can be completely repaid, assuming no prepayments – and has an average life — the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.
Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.
REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody’s.

Investors may purchase beneficial interests in REMICs, which are known as “regular” interests, or “residual” interests. Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.
For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.
Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs (“PAC Bonds”) generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.
Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the “principal only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest only” security (“IO”) receives interest payments from the same underlying security.
The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.
Delegated Underwriting and Servicing (DUS) bonds are pools of multifamily housing loans issued by the Federal National Mortgage Association (Fannie Mae). DUS bonds have significant call protection in the form of prepayment penalties. The most common structures at the time of issuance are seven-year balloons with 6.5 years of prepayment protection and 10-year balloons with 9.5 years of prepayment protection. Borrowers must pay a prepayment penalty to prepay the loan during the specified prepayment protection period. In the event of default there is no penalty passed on to the investor.
Money Market Fund Investments. Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may acquire only obligations that present minimal credit risk and that are “eligible securities,” which means they are (i) rated, at the time of investment, in the highest rating category or, if unrated, determined to be of comparable quality (a “first tier security”), or (ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality (“second tier security”) ”). In the case of taxable money market funds, Investments in second tier securities are subject to further constraints in that (i) no more than 3% of a money market fund’s assets may be invested in second tier securities and (ii) any investment in securities of any one such issuer is limited to a maximum of 0.5% of total assets. At time of purchase, a taxable money market fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of a Fund would be invested in the securities of one issuer. However, a taxable money market fund may hold more than 5% of its assets in first tier securities of a single issuer for three “business days” (that is, any day other than a Saturday, Sunday or customary business holiday).
Municipal Forwards. Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but, normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date. See “When-Issued Securities and Forward Commitment Securities” for more information.
Municipal Lease Obligations. Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities where the lease obligation is secured by the leased property and subject to renewal or termination by the issuer. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.
Municipal Securities. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility’s user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.
Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund’s investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody’s, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody’s, are in the Subadviser’s judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.
From time to time, a municipality may refund a bond that it has already issued prior to the original bond’s call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification and industry concentration, pre-refunded bonds will be treated as governmental issues.
Municipal bonds generally must be rated investment grade by at least one national securities rating agency or, if not rated, must be deemed by the Subadviser to essentially have characteristics similar to those of bonds having the above rating. Bonds downgraded to below investment grade may continue to be held at the discretion of a Fund’s Subadviser. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.
Private activity bonds are issued by or on behalf of states, or political subdivisions thereof, to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control, and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking and low-income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.
Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that a Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Subadviser’s opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Subadviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Subadviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

The Subadviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third-party (the “writer”) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “standby commitment” or a “put.” The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer’s ability to pay for the securities at the time the put is exercised. A Fund will limit its put transactions to those with institutions which the Subadviser believe present minimum credit risks, and the Subadviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer’s credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that a Fund may purchase subject to a put. For the purpose of determining the “maturity” of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, a Fund will consider “maturity” to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.
Other types of tax-exempt instruments which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that a Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Subadviser’s opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Subadviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. A Fund may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to a Fund’s investment limitations restricting its purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.
Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither a Fund nor its Subadviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.
Special Considerations Relating to Municipal Obligations of Designated States

As described in the prospectuses, except for investments in temporary investments, each Tax-Exempt Bond Fund will invest substantially all of its net assets (at least 80%) in municipal bonds that are exempt from federal and state tax in that state (“Municipal Obligations”), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.
•	Factors Pertaining to Georgia

The State of Georgia ended April, 2010 with revenue collections for the fiscal year to date trailing 2009 levels by 10.7%. On May 6 2010, Governor Sonny Perdue signed into law the state’s $17.1 billion Amended Fiscal Year 2010 budget. Due to declining revenues, the amended budget has reduced state spending by $1.5 billion. According to the Governor’s office, the budget “managed the state through the worst economic downturn of our generation and protected the core mission of state government. Despite making difficult decisions to balance the budget, we have remained focused on education, public safety and creating jobs.”

In an October, 2009 report, Moody’s Investors Service continued to praise the State of Georgia’s conservative fiscal practices, moderate debt burden, and well-funded pensions, while acknowledging the state’s budget gaps, erosion of fund balances, declining revenues and signs of economic underperformance relative to the nation.

The state’s unemployment rate for March, 2010 was 10.4%, .2% above the national average of 10.2%. Total employment in Georgia stood at 4.21 million in March, down from 4.37 million in March 2009.

Georgia’s general obligation debt continues to carry “Aaa/AAA” ratings from Moody’s, Standard and Poor’s, and Fitch. These ratings reflect the state’s credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the state will maintain its current credit ratings.

•	Factors Pertaining to Maryland

The State of Maryland’s economy expanded at a strong pace for much of the previous decade but has slowed considerably in the last year and a half. Because of the State’s proximity to the Washington DC metropolitan area, the state’s economy is greatly affected by Federal government spending. The ongoing Base Realignment and Closing (BRAC) initiative of the military is expected to bring 45,000 – 60,000 new jobs to the state, although the timing of these jobs is not clear at this time. These additional jobs will continue to help diversify the state’s economy away from the manufacturing sector.

Maryland’s unemployment rate for December 2009 was estimated at 7.1% compared to the national rate of 9.3%. Per capita income for 2008 was approximately 121% of the national average compared to 115% in 2000, ranking the State as the 4th wealthiest by this measurement.

The State’s revenue growth has slowed in recent years and forecasted growth rates have been adjusted lower following housing market weakness and the recession that began in 2008. Revenues for 2009 totaled $2.22 billion down $630 million from 2006 levels. Based on the revenue contraction and expenditure pressures, tax changes were implemented during fiscal year 2008 to increase revenue, including an income tax surcharge for the years 2008 – 2010 and a draw down on the State Reserve Fund. However, challenges remain as sales and income tax collections remain below forecast. The state ended FY 2009 with a $1.3 billion operating deficit and projects continuing shortfalls through 2015.

The State’s general obligation bonds are rated AAA by all of the rating services and are amortized rapidly, over 15 years, as required by the State’s Constitution. This is a credit strength which replenishes debt capacity. According to Moody’s, net tax supported debt at $1,507 per capita ranks Maryland 12th highest of the states. However, when compared to per capita income, the State ranks 18th due to its high income levels with net debt as a percentage of personal income at 3% compared to the 50-state mean of 3.2%. Moody’s also cites the State’s strong financial management, revenue reserves and economy as strengths.

The AAA ratings apply to the State’s direct debt and may not be indicative of the credit rating of other securities purchased by the Maryland Municipal Bond Fund. It also cannot be assumed that the State will maintain its current debt profile and ratings.

•	Factors Pertaining to North Carolina

The State of North Carolina ended fiscal year 2009 with revenue collections 11.1% lower than collections during 2008. February 2010 revenue projections expect a further 1.6% decline in revenues for fiscal year 2010 and projected a budgetary shortfall of $400-$500 million for the biennium (2010 and 2011). Recognizing these shortfalls, Governor Bev Perdue announced her 2010-2011 proposed budget for the state. The budget “cuts nearly $1 billion in spending and reallocates some $250 million to programs that will reform state government and continue to move the state forward through an economic recovery. Additionally, the budget includes almost $1 billion in spending cuts. That total was achieved through efficiency measures, cutting waste and eliminating unproductive programs. The proposed cuts include: reduced spending for most governmental agencies by 5% to 7%, protecting educational entities with less than 4% reductions and eliminating more than 600 positions. In addition, Gov. Perdue’s budget ensures North Carolina’s financial security by earmarking $101.5 million to replenish the state’s Rainy Day Fund.” By enacting the governor’s proposed cuts, the state expects to end 2010 with a general fund balance of $94 million.

In a March, 2010 rating update, Moody’s Investors Service lauded the state’s history of strong financial management, strong population growth and diverse economy, while acknowledging the challenges posed by a slowing economy and job losses that exceed the national average.

The state’s unemployment rate for January, 2010 was 11.1%, 1.4% above the national average of 9.7%. Total employment in North Carolina declined 5.3% in 2009 vs. the national average decline of 4.1%.

North Carolina’s general obligation debt carries “Aaa/AAA” ratings from Moody’s, Standard and Poor’s, and Fitch. These ratings reflect the state’s credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the state will maintain its current credit ratings.

•	Factors Pertaining to Virginia

The Commonwealth of Virginia’s economy and employment have grown at a pace exceeding the nation in most years. However like most states, Virginia has recently been affected by the national recession causing employment to decrease by 2.4% in 2009 compared to the national decline of 4.3%. Additionally, the State’s unemployment rate of 6.7% for December 2009 was below the national rate of 9.3%. Despite these declines, Virginia continues to benefit from a diverse economy, higher than average governmental employment and defense related spending. This is especially true for the Northern Virginia suburbs of Washington DC and in the Hampton Roads region, an area with significant military installations. Personal income remains the highest in the southeast and, at 108% of national averages, Virginia ranked 8th out of the states in 2008, according to Moody’s.

For Fiscal Year 2009, Virginia’s general fund revenue declined by 9.2%, compared to a 1.4% increase during Fiscal 2008. Revenue forecasts are slightly above projections for Fiscal Year 2010, but still project to a 2.0% decline for the year. To combat these revenue declines, the state has eliminated previously budgeted pay increases, reduced pension contributions, drawn on the Revenue Stabilization Fund, and adjusted state agency budgets lower. Additionally, the Governor and legislature continue to take proactive measures by passing a budget that lowers state spending over the biennial period 2011-2012.

Virginia has, historically, maintained low debt ratios, however, the minimal issuance of general obligation debt has been offset by significant growth in appropriation backed debt issued by various state authorities. Moody’s calculates Virginia’s net tax supported debt per capita at $782, ranking Virginia 31st among states. Comparing debt per capita to personal income, Virginia’s debt was 1.9% compared to the state average of 2.5%.

All three major debt rating agencies rate Virginia’s general obligation bonds AAA and Moody’s cites its conservative fiscal management, diverse economy and low debt burden as strengths. This rating applies only to the State’s direct debt and may not be indicative of the rating on other securities that the Virginia Intermediate Municipal Bond Fund may invest in. There is no assurance that the State will maintain its current debt profile or ratings.
Non-Publicly Traded Securities; Rule 144A Securities. The Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”), but that can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). An investment in Rule 144A Securities will be considered illiquid and therefore subject to a Fund’s limitation on the purchase of illiquid securities (usually 15% of a fund’s net assets, 5% for the Money Market Funds), unless a Fund’s governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by a Fund in Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Subadvisers the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.
Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by a Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. A Fund’s investments in illiquid securities are subject to the risk that should a Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund’s net assets could be adversely affected.
Options. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.
The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.
A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.
The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.
A Fund must cover all options it purchases or writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund’s custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.
A Fund may trade put and call options on securities, securities indices or currencies, as its Subadviser determines is appropriate in seeking the Fund’s investment objective. For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.
In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.
There are significant risks associated with a Fund’s use of options, including the following: (1) the success of a hedging strategy may depend on the Subadviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.
Other Investments. The Funds are not prohibited from investing in bank obligations issued by clients of the Funds’ administrator or distributor or their respective parent or affiliated companies. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Adviser or any of the Funds’ Subadvisers.
Pay-In-Kind Securities. Pay-In-Kind securities are debt obligations or preferred stock that pay interest or dividends in the form of additional debt obligations or preferred stock.
Preferred Stock. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security.
Real Estate Investment Trusts. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. A REIT primarily invests in real estate and real estate mortgages. If a corporation, trust or association meets the REIT requirements, it will be taxed only on its undistributed income and capital gains.
REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.
REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.
Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.
In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a lender or lessor and may incur substantial costs associated with protecting its investments.
Real Estate Securities. A Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.
Repurchase Agreements. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Subadviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund’s net assets (5% of the Money Market Funds). The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Subadviser, liquidity or other considerations so warrant.
Resource Recovery Bonds. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.
Reverse Repurchase Agreements. A reverse repurchase agreement is a contract under which a Fund sells a security for cash for a relatively short period (usually not more than one week) subject to the obligation of the Fund to repurchase such security at a fixed time and price (representing the seller’s cost plus interest). Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its repurchase obligations.
Revolving Credit Facilities (“Revolvers”). Revolvers are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. As the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the Revolver and usually provides for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To avoid any leveraging concerns, a Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its obligations to fund Revolvers.
A Fund may invest in Revolvers with credit quality comparable to that of issuers of its other investments. Revolvers may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Each Fund currently intends to treat Revolvers for which there is no readily available market as illiquid for purposes of that Fund’s limitation on illiquid investments.
Securities Lending. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, subadviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan would be for the account of the Fund. A Fund may pay a portion of the interest earned from the investment of collateral or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent.
By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive from the borrower at least 100% cash collateral or equivalent securities of the type discussed in the preceding; (ii) the borrower must increase such collateral whenever the market value of the securities increases above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest, or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the Fund’s custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that in the event where a matter is presented for a vote on an issuer’s proxy which would have a material effect on a Fund or its investment, the Fund must attempt to terminate the loan and regain the right to vote the securities. Please refer to Appendix B-1: Proxy Voting Policy: Securities Lending Program for additional information with respect to the Funds’ policies for what constitutes a “material effect” with respect to the practice of recalling securities on loan for the sole purpose of voting proxies for such securities. There is a risk that the Fund may not be able to recall the security in sufficient time to vote on material proxy matters; however, the Fund will make a best faith effort where it has been determined that the outcome of such vote would have a “material effect” on a Fund or its investment. In addition, as a general practice, the Funds will not recall loans solely to receive income payments. See “Taxes” section of this SAI for information on the security lending program’s impact on treatment of income which could increase a Fund’s tax obligation which is subsequently passed on to its shareholders.
Any securities lending activity in which a Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.
Senior Loans
Structure of Senior Loans. A senior floating rate loan (“Senior Loan”) is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.
Senior Loans primarily include senior floating rate loans and secondarily senior fixed rate loans, and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.
A Fund typically purchases “Assignments” from the Agent or other Loan Investors. The purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor. A Fund may invest up to 10% of its total assets in “Participations.” Loan participations are interests in loans to U.S. corporations, which loans are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the underlying issuer of the loan, but a Fund derives its rights in the loan participation from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.
Participations by a Fund in a Loan Investor’s portion of a Senior Loan typically will result in a Fund having a contractual relationship only with such Loan Investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the Loan Agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the borrower and a Fund may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. As a result, a Fund may assume the credit risk of both the borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a participation, a Fund may be treated as a general creditor of such Loan Investor. The selling Loan Investors with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, governmental regulations concerning such industries and capital raising activities generally, and fluctuations in the financial markets generally.
In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the seller of the loan participation. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, a Fund may be regarded as a creditor of the seller of the loan participation (rather than of the underlying corporate borrower), so that a Fund may also be subject to the risk that the seller of the loan participation may become insolvent.
The secondary market for loan participations is limited and any such participation purchased by a Fund may be regarded as illiquid.
Loan Collateral. In order to borrow money pursuant to a Senior Loan, a borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to, (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and/or (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a borrower’s obligations under a Senior Loan.
Certain Fees Paid to a Fund. In the process of buying, selling and holding Senior Loans, a Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions, prepayment penalty, and assignment fees. When a Fund buys a Senior Loan it may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower. Other fees received by a Fund may include amendment fees. A Fund may have to pay an assignment to the Agent when it purchases or sells a Senior Loan via assignment.
Borrower Covenants. A borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the Senior Loan (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the borrower to prepay the Loan with all or a portion of any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and typically includes the proceeds from asset dispositions or sales of securities. A breach of a covenant which is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, have the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as loosening a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on or direct the seller of the Participation to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.
Administration of Loans. In a typical Senior Loan, the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are LoanInvestors. A Fund will generally rely upon the Agent or an intermediate participant to receive and forward to a Fund its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a Participation Agreement a Fund has direct recourse against the borrower, a Fund will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the borrower. The Agent of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Senior Loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the Loan Investors. The Agent is compensated by the borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, a Fund will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of a Fund and the other Loan Investors pursuant to the applicable Loan Agreement.
A financial institution’s appointment as Agent may be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of a Fund were determined to be subject to the claims of the Agent’s general creditors, a Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.
Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among Loan Investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which a Fund derives interest income will be reduced. However, a Fund may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect a Fund’s performance because a Fund should be able to reinvest prepayments in other Senior Loans that have similar yields (subject to market conditions) and because receipt of such fees may mitigate any adverse impact on a Fund’s yield.
Other Information Regarding Senior Loans. From time to time a Subadviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from a Fund or may be intermediate participants with respect to Senior Loans in which a Fund owns interests. Such banks may also act as Agents for Senior Loans held by a Fund.

A Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, a Fund may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan. As soon as reasonably practical, a Fund will divest itself of any equity securities or any junior debt securities received if it is determined that the security is an ineligible holding for a Fund.
A Fund may acquire interests in Senior Loans which are designed to provide temporary or “bridge” financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. Bridge loans are often unrated. A Fund may also invest in Senior Loans of borrowers that have obtained bridge loans from other parties. A borrower’s use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
A Fund will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, a Fund may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan.
If a borrower becomes involved in bankruptcy proceedings, a court may invalidate a Fund’s security interest in the loan collateral or subordinate a Fund’s rights under the Senior Loan to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. If a court requires interest to be refunded, it could negatively affect a Fund’s performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the borrower did not receive fair consideration for granting the security interest in the loan collateral to a Fund or a “preference claim” that a pre-petition creditor received a greater recovery on an existing debt than it would have in a liquidation situation. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the borrower, but were instead paid to other persons (such as shareholders of the borrower) in an amount which left the borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Fund’s security interest in loan collateral. If a Fund’s security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a borrower in bankruptcy or other proceedings, a Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or a Fund could also have to refund interest (see the prospectus for additional information).
A Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The acquisition of such equity securities will only be incidental to a Fund’s purchase of a Senior Loan. A Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the Subadviser, may enhance the value of a Senior Loan or would otherwise be consistent with a Fund’s investment policies.
Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.
Short Sales. A Fund may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale “against-the-box” is a taxable transaction to a Fund with respect to the securities that are sold short.
Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund is required to pay a premium or daily interest, which will increase the total cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.
Until a Fund closes its short position or replaces the borrowed security, a Fund will: (a) earmark or maintain in a segregated account cash or liquid securities at such a level that (i) the amount earmarked or deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the current market value of the security sold short, or (b) otherwise cover a Fund’s short positions. Uncovered short sales incur a higher level of risk because to cover the short sale, the security may have to be purchased in the open market at a much higher price.
Short-Term Obligations. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.
Standby Commitments and Puts. A Fund may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when the Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third-party (the “writer”) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “standby commitment” or a “put.” The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer’s ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Subadviser believes present minimal credit risks, and the Subadviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other general unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer’s credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.
The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to a Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that a Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in a Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS. Separately Traded Interest and Principal Securities (“STRIPS”) are component parts of U.S. Treasury securities traded through the federal book-entry system. A Subadviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund’s investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the 1940 Act, the Subadviser will only purchase, for Money Market Funds, STRIPS that have a remaining maturity of 397 days or less; therefore, the Money Market Funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund’s assets that may be comprised of STRIPS, the Subadviser will monitor the level of such holdings to avoid the risk of impairing shareholders’ redemption rights and of deviations in the value of shares of the Money Market Funds.
Structured Investments. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. A Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Subadviser in accordance with credit-risk guidelines established by the Board of Trustees.
Structured Notes. Structured Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500® Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Subadviser wishes to accept while avoiding or reducing certain other risks.
Supranational Agency Obligations. Supranational Agency Obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the “World Bank”), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.
Swap Agreements. A Fund may enter into swap agreements for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. A Fund may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Fund or to effect investment transactions consistent with the Fund’s investment objective and strategies. The Select Aggregate Market Index (“SAMI”) is a basket of credit default swaps whose underlying reference obligations are floating rate loans. Investments in SAMIs increase exposure to risks that are not typically associated with investments in other floating rate debt instruments, and involve many of the risks associated with investments in derivative instruments. The liquidity of the market for SAMIs is subject to liquidity in the secured loan and credit derivatives markets. The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by earmarking or segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund’s illiquid investment limitations. A Fund will not enter into any swap agreement unless the Subadviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.
Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and liquid assets, having an aggregate net asset value at least equal to such accrued excess will be earmarked or maintained in a segregated account by the Fund’s custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregating liquid assets, as permitted by applicable law, the Funds and their Subadviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions. For purposes of each of the Fund’s requirements under Rule 12d3-1 (where, for example, a Fund is prohibited from investing more than 5% of its total assets in any one broker, dealer, underwriter or investment adviser (the “securities-related issuer”) and Section 5b-1 where, for example, a diversified Fund is prohibited from owning more than 5% of its total assets in any one issuer with respect to 75% of a Fund’s total assets, both counterparty exposure and reference entity exposure will be reviewed where appropriate. The mark-to-market value will be used to measure the Fund’s counterparty exposure. With respect to reference entity exposure, the notional value of the swap will be used when protection is sold on the underlying reference entity. The mark-to-market value will be used when protection is bought on the underlying reference entity. Should the Fund acquire an interest in a swap that is traded on a centralized exchange, the Fund will not consider the counterparty to be an issuer for these purposes if it is determined that counterparty risk has been eliminated through use of the centralized exchange. Further, the Fund will use the same approach described above for Section 5b-1 to satisfy the Fund’s SubChapter M quarter-end requirements under the Internal Revenue Code. Exposure may be adjusted by appropriate offsets.
The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Subadviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.
Taxable Municipal Securities. Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include “private activity bonds” that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility’s user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.
Tax Credit Bonds (“Build America Bonds”). Build America Bonds are taxable bonds issued by federal and state local governments that allow a new direct federal payment subsidy. At the election of the state and local governments, the Treasury Department will make a direct payment to the state or local governmental issuer in an amount equal to 35% of the interest payment on the Build America Bonds. As a result, state and local governments will have lower net borrowing costs. This will also make Build America Bonds attractive to a broader group of investors that typically invest in traditional state and local tax-exempt bonds, where interest rates have historically been 20% lower than taxable interest rates.
Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.
Trust Preferred Securities. Trust preferred securities are convertible preferred shares issued by a trust where proceeds from the sale are used to purchase convertible subordinated debt from the issuer. The convertible subordinated debt is the sole asset of the trust. The coupon from the issuer to the trust exactly mirrors the preferred dividend paid by the trust. Upon conversion by the investors, the trust in turn converts the convertible debentures and passes through the shares to the investors.
U.S. Government Securities. Examples of types of U.S. government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates. The Student Loan Marketing Association can issue debt as a U.S. government agency or as corporation. If the debt is issued as a corporation, it is not considered a U.S. government obligation.
• Federal Deposit Insurance Corporation (“FDIC”) Backed Bonds. FDIC-backed bonds are senior unsecured debt obligations issued by banks, thrifts and some holding companies that participate in the FDIC’s Temporary Liquidity Guaranty Program (“TLGP”). Under the TLGP, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on senior unsecured debt issued by entities eligible to participate in the TLGP, which generally include FDIC-insured depository institutions, U.S. bank holding companies or financial holding companies and certain U.S. savings and loan holding companies, in exchange for a fee to the FDIC. The debt must be issued on or before June 30, 2009, and coverage is limited to bonds with maturities of 30 days to three years. This guarantee presently extends through the earlier of the maturity date of the debt or

June 30, 2012. This guarantee does not extend to shares of the Portfolio itself. FDIC-guaranteed debt is still subject to interest rate and securities selection risk.
• U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and Treasury Receipts (“TRs”).
• Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.
• Treasury Inflation Protected Notes (“TIPS”). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.
• Zero Coupon Obligations. Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. These obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.
• U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. See “Mortgage-Backed Securities.”
• U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s shares.
Variable and Floating Rate Instruments. Certain of the obligations purchased by a Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.
Variable Rate Master Demand Notes. Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Subadviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The Subadviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.
Warrant. A Warrant is a financial instrument that gives the holder the right, but not the obligation, to purchase a specified amount of an asset at a specified price during a specified period of time. A warrant may give its holder the right to buy shares of stock, bonds, currencies, or commodities. Index Warrants, a type of warrant, allows investors to take a direct position in a commodity, index, currency or economic variable. An example of an Index Warrant is a GDP Warrant, which is a bond that allows investors to invest directly in a country’s economic growth. A GDP Warrant creates long term securities that would be indexed on the economic growth of a country, or rather an economic zone (for example Euroland). Those securities would have two main purposes: 1) to give those countries or other issuers another source of financing, and a new financial management tool; 2) to give investors a hybrid asset which has some feature(s) of an equity security (variable return and/or capital, based on economic performances) while basically being a bond (it is a debt). In the case of a GDP Warrant, the index would be the Gross Domestic Product (GDP).
When-Issued Securities, Delayed Delivery and Forward Commitment Securities. When-Issued, Delayed Delivery and Forward Commitment Securities are securities with settlement dates in excess of normal settlement periods.
Each Fund may purchase or sell securities on a forward commitment, when-issued or delayed-delivery basis, which means delivery and payment take place in the future after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment, when-issued or delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund is fully or almost fully invested when forward commitment, when-issued or delayed-delivery purchases are outstanding, such purchases may result in a form of leverage. The Fund intends to engage in forward commitment, when-issued and delayed-delivery purchases to increase its portfolio’s financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the Fund’s exposure to changes in interest rates and will increase the volatility of its returns. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund’s purchase commitments.
Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund’s net assets and its net asset value per share.

To avoid any leveraging concerns, a Fund will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities for any securities with settlement dates in excess of normal settlement periods.
INVESTMENT LIMITATIONS
Except with respect to a Fund’s non-fundamental policy relating to liquidity, if a percentage limitation stated in the fundamental and non-fundamental policies below is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value will not result in a violation of such restriction.
Fundamental Policies
Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.
In addition to the 80% investment policy of the Institutional Municipal Cash Reserve Money Market Fund, the Georgia Tax-Exempt Bond Fund, the High Grade Municipal Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Maryland Municipal Bond Fund, the North Carolina Tax-Exempt Bond Fund, the Tax-Exempt Money Market Fund, the Virginia Intermediate Municipal Bond Fund and the Virginia Tax-Free Money Market Fund, the following investment limitations are fundamental policies of the Funds.
No Fund may:
1. With respect to 75% of each Fund’s total assets (50% in the case of the North Carolina Tax-Exempt Bond Fund, the Real Estate 130/30 Fund and the Seix Global Strategy Fund), invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.
2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.
3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the sale of portfolio securities.
4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.
5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

a.	With respect to the Money Market Funds, this limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks.

b.	No Allocation Strategy may invest more than 25% of its assets in underlying RidgeWorth Funds that, as a matter of policy, concentrate their assets in any one industry. However, an Allocation Strategy may indirectly invest more than 25% of its total assets in one industry through its investments in the underlying RidgeWorth Funds. Each Allocation Strategy may invest up to 100% of its assets in securities issued by investment companies.

c.	The Real Estate 130/30 Fund will invest more than 25% of its total assets in securities issued by real estate investment trusts and by companies that derive at least 50% of revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has 50% of assets in such real estate.

6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).
7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.
8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.
Non-Fundamental Policies
The following investment policies are non-fundamental policies of the Funds and may be changed by the Board of Trustees without shareholder approval:
1. With respect to each Fund that is subject to Rule 35d-1 under the 1940 Act, except the Institutional Municipal Cash Reserve Money Market Fund, the Georgia Tax-Exempt Bond Fund, the High Grade Municipal Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Maryland Municipal Bond Fund, the North Carolina Tax-Exempt Bond Fund, the Virginia Intermediate Municipal Bond Fund, the Tax-Exempt Money Market Fund and the Virginia Tax-Free Money Market Fund, any change to a Fund’s investment policy of investing at least 80% of such Fund’s net assets in a particular type or category of securities is subject to 60 days prior notice to shareholders.
2. No Fund may purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (5% for the Money Market Funds) would be invested in illiquid securities.
3. No Allocation Strategy currently intends to purchase securities on margin, except that an Allocation Strategy may obtain such short-term credits as are necessary for the clearance of transactions.
4. No Allocation Strategy currently intends to sell securities short.
5. No Allocation Strategy currently intends to purchase or sell futures contracts or put or call options.
6. No Allocation Strategy may invest in shares of unaffiliated money market funds, except as permitted by applicable law or the SEC.

7. The Intermediate Bond Fund will not engage in the strategy of establishing or rolling forward To Be Approved (“TBA”) mortgage commitments.
THE ADVISER
General. RidgeWorth Investments serves as investment adviser to the Funds. RidgeWorth Investments is the trade name of RidgeWorth Capital Management, Inc., a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser is responsible for making investment decisions for the Allocation Strategies and continuously reviews, supervises and administers each Allocation Strategy’s investment program. With respect to the other Funds, the Adviser oversees the Subadvisers to ensure compliance with the respective Fund’s investment policies and guidelines and monitors each Subadviser’s adherence to its investment style. The Board supervises the Adviser with respect to its processes and policies and procedures that are applicable to the Adviser’s management of the Funds. The principal business address of the Adviser is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. The Adviser is a wholly-owned subsidiary of SunTrust Banks, Inc.
Advisory Agreement with the Trust. The Adviser serves as the investment adviser to each Fund pursuant to an agreement (the “Advisory Agreement”) with the Trust. The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage commissions, and litigation and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund’s inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.
Advisory Fees Paid to the Adviser. For its services under the Advisory Agreement, the Adviser is entitled to a fee at the specified annual rate of each Fund’s average daily net assets as listed in the table that follows. Each Fund allocates and pays advisory fees among its constituent classes based on the aggregate daily net asset values of each such class.

Fund	Fee
Aggressive Growth Allocation Strategy	0.10%
Aggressive Growth Stock Fund	1.10%
Conservative Allocation Strategy	0.10%
Corporate Bond Fund	0.40%
Emerging Growth Stock Fund	1.10%
Georgia Tax-Exempt Bond Fund	0.55%
Growth Allocation Strategy	0.10%
High Grade Municipal Bond Fund	0.55%
High Income Fund	0.60%
Intermediate Bond Fund	0.25%
Institutional Cash Management Money Market Fund	0.13%
Institutional Municipal Cash Reserve Money Market Fund	0.15%
Institutional U.S. Government Securities Money Market Fund	0.15%
Institutional U.S. Treasury Securities Money Market Fund	0.15%
International Equity 130/30 Fund	1.25%
International Equity Fund	1.15%
International Equity Index Fund	0.50%

Fund	Fee
Investment Grade Bond Fund	0.50%
Investment Grade Tax-Exempt Bond Fund	0.50%
Large Cap Core Equity Fund	0.85%
Large Cap Growth Stock Fund	0.97%
Large Cap Quantitative Equity Fund	0.85%
Large Cap Value Equity Fund	0.80%
Limited Duration Fund	0.10%
Limited-Term Federal Mortgage Securities Fund	0.50%
Maryland Municipal Bond Fund	0.55%
Mid-Cap Core Equity Fund	1.00%
Mid-Cap Value Equity Fund	1.00%
Moderate Allocation Strategy	0.10%
North Carolina Tax-Exempt Bond Fund	0.55%
Prime Quality Money Market Fund	0.55%
Real Estate 130/30 Fund	1.25%
Seix Floating Rate High Income Fund	0.45%
Seix Global Strategy Fund	0.60%
Seix High Yield Fund	0.45%
Select Large Cap Growth Stock Fund	0.85%
Short-Term Bond Fund	0.40%
Short-Term U.S. Treasury Securities Fund	0.40%
Small Cap Growth Stock Fund	1.15%
Small Cap Value Equity Fund	1.15%
Tax-Exempt Money Market Fund	0.45%
Total Return Bond Fund	0.25%
Ultra-Short Bond Fund	0.22%
U.S. Equity 130/30 Fund	1.10%
U.S. Government Securities Fund	0.50%
U.S. Government Securities Money Market Fund	0.55%
U.S. Government Securities Ultra-Short Bond Fund	0.20%
U.S. Treasury Money Market Fund	0.55%
Virginia Intermediate Municipal Bond Fund	0.55%
Virginia Tax-Free Money Market Fund	0.40%
The above fees are also subject to the following breakpoint discounts:
Equity and Fixed Income Funds:
First $500 million = none – no discount from full fee
Next $500 million = 5% discount from full fee
Over $1.0 billion = 10% discount from full fee
Money Market Funds:
First $1.0 billion = none – no discount from full fee
Next $1.5 billion = 5% discount from full fee
Next $2.5 billion = 10% discount from full fee
Over $5.0 billion = 20% discount from full fee
As discussed in the prospectuses, the Adviser has contractually agreed to waive a portion of its fees or reimburse expenses, with respect to certain Funds, in order to limit Fund expenses.

For the fiscal years ended March 31, 2010, March 31, 2009 and March 31, 2008, the Funds paid the following advisory fees:

	Fees Paid (in thousands)($)				Fees Waived (in thousands)($)
Fund	2010	2009	2008		2010	2009	2008
Aggressive Growth Allocation Strategy	24	26	50		30	3	3
Aggressive Growth Stock Fund	1,265	2,724	3,838		—	—	—
Conservative Allocation Strategy	13	10	10		39	14	10
Corporate Bond Fund	631	442	627		—	—	—
Emerging Growth Stock Fund	627	1,128	1,433		20	—	—
Georgia Tax-Exempt Bond Fund	1,062	989	898		—	2	5
Growth Allocation Strategy	64	73	121		28	4	1
High Grade Municipal Bond Fund	392	703	961		12	—	—
High Income Fund	491	267	387		19	18	1
Institutional Cash Management Money Market Fund	3,811	4,738	4,825		162	155	—
Institutional Municipal Cash Reserve Money Market Fund	146	120	108		46	14	4
Institutional U.S. Government Securities Money Market Fund	4,253	3,900	2,000		794	—	7
Institutional U.S. Treasury Securities Money Market Fund	4,230	4,517	3,663		1,774	69	—
Intermediate Bond Fund	3,395	2,134	1,360		—	—	—
International Equity 130/30 Fund	1,309	962	14	*	—	26	48	*
International Equity Fund	2,869	7,630	13,365		120	—	—
International Equity Index Fund	4,565	3,809	5,192		1	9	—
Investment Grade Bond Fund	2,210	2,029	1,986		—	—	—
Investment Grade Tax- Exempt Bond Fund	4,758	3,364	2,536		—	—	—
Large Cap Core Equity Fund	3,963	7,393	12,877		41	—	—
Large Cap Growth Stock Fund	5,150	5,399	8,298		205	117	—
Large Cap Quantitative Equity Fund	264	7.98	2,400		30	5	—
Large Cap Value Equity Fund	9,744	8,679	8,469		—	—	—
Limited Duration Fund	25	38	44		—	—	—
Limited-Term Federal Mortgage Securities Fund	202	352	779		17	—	—
Maryland Municipal Bond Fund	173	205	218		—	—	—
Mid-Cap Core Equity Fund	934	1,391	2,992		4	—	—
Mid-Cap Value Equity Fund	5,398	2,557	3,017		—	—	—

	Fees Paid (in thousands)($)				Fees Waived (in thousands)($)
Fund	2010	2009	2008		2010	2009	2008
Moderate Allocation Strategy	147	150	221		17	6	—
North Carolina Tax- Exempt Bond Fund	281	251	235		—	—	—
Prime Quality Money Market Fund	29,439	42,246	48,301		16,188	97	—
Real Estate 130/30 Fund	108	58	16	*	52	62	11	*
Seix-Floating Rate High Income Fund	3,963	2,470	3,012		—	—	—
Seix Global Strategy Fund	58	29	*	*	18	35	*	*
Seix High Yield Fund	5,673	3,158	3,843		—	—	—
Select Large Cap Growth Stock Fund	1,088	936	1,104		—	3	—
Short-Term Bond Fund	1,692	1,450	1,510		—	—	—
Short-Term U.S. Treasury Securities Fund	273	335	285		30	—	—
Small Cap Growth Stock Fund	4,020	4,983	7,781		—	—	—
Small Cap Value Equity Fund	5,551	4,684	7,318		1	9	3
Tax-Exempt Money Market Fund	7,877	8,885	8,773		4,135	261	—
Total Return Bond Fund	1,689	1,441	1,545		—	—	—
Ultra-Short Bond Fund	147	163	184		20	22	1
U.S. Equity 130/30 Fund	77	42	13	*	53	74	19	*
U.S. Government Securities Fund	798	2,275	2,824		—	—	—
U.S. Government Securities Money Market Fund	5,820	9,034	6,615		3,989	174	—
U.S. Government Securities Ultra-Short Bond Fund	1,136	169	86		18	20	15
U.S. Treasury Money Market Fund	6,380	8,672	6,209		5,286	2,683	75
Virginia Intermediate Municipal Bond Fund	1,130	1,130	1,187		—	—	—
Virginia Tax-Free Money Market Fund	1,432	2,471	2,741		734	32	—

*	With respect to the 130/30 Funds, represents fees earned and waived and expenses reimbursed during the period from December 26, 2007 (the commencement of operations) through March 31, 2008.

**	Not in operation during the period.

Fund Services Agreement. Effective July 1, 2009, the Investment Adviser provides certain services, including the review and approval of shareholder reports filed with the SEC, the oversight and management of the Trust’s primary service providers, periodic due diligence reviews of the Trust’s primary service providers, coordination and negotiation of contracts and pricing relating to the Trust’s primary service providers, coordination, performance of due diligence, and providing of information to the Independent Trustees relating to their review and selection of prospective primary service providers to the Trust, including contract negotiations, and the coordination of quarterly and special board meetings. As compensation for providing such services, each Fund shall pay an annual fee to RidgeWorth representing a previously agreed upon portion of the salaries, bonuses and benefits related to the primary employees responsible for delivering such services (the “Services Fee”). For the fiscal year ended March 31, 2010, the Trust paid a Services Fee of $228,750.
Compliance Service Fees. The Investment Adviser provides services to the Trust to ensure compliance with applicable laws and regulations. The Investment Adviser has designated a dedicated compliance staff and an employee to serve as Chief Compliance Officer. The Investment Adviser receives an annual fee totaling $775,000 for these services. In addition, the Administrator provides staff to assist the Chief Compliance Officer for the Trust, including providing certain related services, and receives an annual fee of $171,485 for providing these services. The fees above are allocated based on average daily net assets of the Trust.
THE SUBADVISERS
Each Subadviser is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. Each Subadviser, excluding Alpha Equity Management LLC (“Alpha Equity”) and Zevenbergen Capital Investments LLC (“ZCI”), is a wholly-owned subsidiary of the Adviser. Alpha Equity and ZCI are both minority owned subsidiaries of the Adviser.
Alpha Equity serves as the subadviser to the International Equity 130/30 Fund, the Real Estate 130/30 Fund and the U.S. Equity 130/30 Fund pursuant to an Investment Subadvisory Agreement between the Adviser and Alpha Equity. The Adviser owns less than a 25% interest in Alpha and the remainder is owned by Alpha’s employees.
For its subadvisory services, Alpha is entitled to receive an annual fee paid by the Adviser, which is calculated daily and paid quarterly by the Adviser, at an annual rate based on the average daily net assets of each of the each of the Funds as follows:
-       International Equity 130/30 Fund: 0.75%
-       Real Estate 130/30 Fund: 0.75%
-       U.S. Equity 130/30 Fund: 0.66%
For the fiscal years ended March 31, 2010, March 31, 2009 and March 31, 2008 Alpha received the following subadvisory fees:

	Fees Paid (in thousands)($)
Fund	2010	2009	2008*
International Equity 130/30 Fund	785	567	9
Real Estate 130/30 Fund	65	35	9
U.S. Equity 130/30 Fund	46	25	9

*	With respect to the 130/30 Funds, represents fees earned during the period from December 26, 2007 (the commencement of operations) through March 31, 2008.

Ceredex Value Advisors LLC (“Ceredex”) serves as the subadviser to the Large Cap Value Equity Fund, the Mid-Cap Value Equity Fund and the Small Cap Value Equity Fund pursuant to an Investment Subadvisory Agreement between the Adviser and Ceredex. For its subadvisory services, Ceredex is entitled to receive an annual fee paid by the Adviser equal to 40% of the net advisory fee paid by each applicable Fund.
For the fiscal years ended March 31, 2010 and March 31, 2009, Ceredex received the following subadvisory fees:

	Fees Paid (in thousands) ($)
Fund	2010	2009
Large Cap Value Equity Fund	3,897	3,472
Mid-Cap Value Equity Fund	2,159	1,023
Small Cap Value Equity Fund	2,220	1,870
Certium Asset Management LLC (“Certium”) serves as the subadviser to the International Equity Fund and the International Equity Index Fund pursuant to an Investment Subadvisory Agreement between the Adviser and Certium. For its subadvisory services, Certium is entitled to receive an annual fee paid by the Adviser equal to 40% of the net advisory fee paid by each applicable Fund.
For the fiscal years ended March 31, 2010 and March 31, 2009, Certium received the following subadvisory fees:

	Fees Paid (in thousands)($)
Fund	2010	2009
International Equity Fund	1,100	3,052
International Equity Index Fund	1,826	1,520
Large Cap Quantitative Equity Fund	94	317
IronOak Advisors LLC (“IronOak”) serves as the subadviser to the Large Cap Core Equity Fund and the Mid-Cap Core Equity Fund pursuant to an Investment Subadvisory Agreement between the Adviser and IronOak. For its subadvisory services, IronOak is entitled to receive an annual fee paid by the Adviser equal to 40% of the net advisory fee paid by each applicable Fund.
For the fiscal years ended March 31, 2010 and March 31, 2009 IronOak received the following subadvisory fees:

	Fees Paid (in thousands)($)
Fund	2010	2009
Large Cap Core Equity Fund	1,569	2,957
Mid-Cap Core Equity Fund	372	557
Seix Investment Advisors LLC (“Seix”) serves as the subadviser to the Corporate Bond Fund, the High Income Fund, the Intermediate Bond Fund, the Investment Grade Bond Fund, the Limited Duration Fund, the Limited-Term Federal Mortgage Securities Fund, the Seix Floating Rate High Income Fund, the Seix Global Strategy Fund, the Seix High Yield Fund, the Total Return Bond Fund and the U.S. Government Securities Fund pursuant to an Investment Subadvisory

Agreement between the Adviser and Seix. For its subadvisory services, Seix is entitled to receive an annual fee paid by the Adviser equal to 60% of the net advisory fee paid by each applicable Fund.
For the fiscal years ended March 31, 2010 and March 31, 2009, Seix received the following subadvisory fees:

	Fees Paid (in thousands) ($)
Fund	2010	2009
Corporate Bond Fund	379	265
High Income Fund	285	149
Intermediate Bond Fund	2,037	1,281
Investment Grade Bond Fund	1,326	1,217
Limited Duration Fund	15	23
Limited-Term Federal Mortgage Securities Fund	111	211
Seix Floating Rate High Income Fund	2,378	1,482
Seix Global Strategy Fund	25	—
Seix High Yield Fund	3,404	1,895
Total Return Bond Fund	1,014	864
U.S. Gov’t Securities Fund	479	1,365
Silvant Capital Management LLC (“Silvant”) serves as the subadviser to the Large Cap Growth Stock Fund, the Select Large Cap Growth Stock Fund and the Small Cap Growth Stock Fund pursuant to an Investment Subadvisory Agreement between the Adviser and Silvant. For its subadvisory services, Silvant is entitled to receive an annual fee paid by the Adviser equal to 40% of the net advisory fee paid by each applicable Fund.
For the fiscal years ended March 31, 2010 and March 31, 2009, Silvant received the following subadvisory fees:

	Fees Paid (in thousands) ($)
Fund	2010	2009
Large Cap Growth Stock Fund	1,978	2,113
Select Large Cap Growth Stock Fund	435	373
Small Cap Growth Stock Fund	1,608	1,993

StableRiver Capital Management LLC (“StableRiver”) serves as the subadviser to the Georgia Tax-Exempt Bond Fund, the High Grade Municipal Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Institutional Cash Management Fund, the Institutional Municipal Cash Reserve Fund, the Institutional U.S. Government Securities Money Market Fund, the Institutional U.S. Treasury Securities Money Market Fund, the Maryland Municipal Bond Fund, the North Carolina Tax-Exempt Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Bond Fund, the Ultra-Short Bond Fund, the U.S. Government Securities Ultra-Short Bond Fund and the Virginia Intermediate Municipal Bond Fund pursuant to an Investment Subadvisory Agreement between the Adviser and StableRiver. For its subadvisory services, StableRiver is entitled to receive an annual fee paid by the Adviser equal to 40% of the net advisory fee paid by each applicable Fund.
For the fiscal years ended March 31, 2010 and March 31, 2009, StableRiver received the following subadvisory fees:

	Fees Paid (in thousands) ($)
Fund	2010	2009
Georgia Tax-Exempt Bond Fund	425	395
High Grade Municipal Bond Fund	152	281
Investment Grade Tax-Exempt Bond Fund	1,903	1,346
Maryland Municipal Bond Fund	69	82
North Carolina Tax-Exempt Bond Fund	112	101
Short-Term Bond Fund	677	580
Short-Term U.S. Treasury Securities Fund	97	134
U.S. Government Securities Ultra-Short Bond Fund	447	59
Ultra-Short Bond Fund	52	56
Virginia Intermediate Municipal Bond Fund	452	452
Prime Quality Money Market Fund	5,301	16,860
Tax-Exempt Money Market Fund	1,505	3,450
U.S. Gov’t Securities Money Market Fund	733	3,544
U.S. Treasury Money Market Fund	438	2,396
Virginia Tax-Free Money Market Fund	280	975
Institutional Cash Management Money Market Fund	1,460	1,833

	Fees Paid (in thousands) ($)
Fund	2010	2009
Institutional Municipal Cash Reserve Money Market Fund	40	42
Institutional U.S. Gov’t Securities Money Market Fund	1,384	1,560
Institutional U.S. Treasury Securities Money Market Fund	982	1,780
ZCI serves as the subadviser to the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund pursuant to an Investment Subadvisory Agreement between the Adviser and ZCI. The Adviser owns less than a 25% interest in ZCI and the remainder is owned by ZCI’s employees. For its subadvisory services ZCI is entitled to receive a fee paid by the Adviser at an annual rate of 0.44% based on the average daily net assets of the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, which is calculated daily and paid quarterly by the Adviser.
For the fiscal years ended March 31, 2010, March 31, 2009 and March 31, 2008, ZCI received the following subadvisory fees:

	Fees Paid (in thousands)($)
Fund	2010	2009	2008*
Aggressive Growth Stock Fund	506	1,449	2,181
Emerging Growth Stock Fund	243	598	814

*	Prior to October 1, 2008, ZCI received a fee paid by the Adviser at an annual rate of 0.625% based on the average daily net assets of the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund for its subadvisory services.
Each Subadviser has contractually agreed to waive a portion of its fees or reimburse expenses, with respect to certain Funds, in order to limit Fund expenses.
Investment Subadvisory Agreements. The Adviser and each Subadviser have entered into separate investment subadvisory agreements (each an “Investment Subadvisory Agreement”) under which the Subadviser makes the investment decisions for and continuously reviews, supervises, and administers the investment program of the respective Funds, subject to the supervision of, and policies established by, the Adviser and the Board of Trustees of the Trust. After an initial two year term, the continuance of each Investment Subadvisory Agreement must be specifically approved at least annually by (i) the vote of the Trustees or a vote of the shareholders of the Fund and (ii) the vote of a majority of the Trustees who are not parties to the Investment Subadvisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Subadvisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by (i) the Trustees of the Trust or, with respect to each Fund, by a majority of the outstanding shares of that Fund, (ii) the Adviser at any time on not less than 30 days nor more than 60 days written notice to the Subadviser, or (iii) the Subadviser on 90 days written notice to the Adviser. Each Investment Subadvisory Agreement provides that the Subadviser shall not be protected against any liability by reason of willful misfeasance, bad faith, or negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE PORTFOLIO MANAGERS
Set forth below is information regarding the individuals who are primarily responsible for the day-to-day management of the Funds (“portfolio managers”). All information is as of March 31, 2010 except as otherwise noted.
Management of Other Accounts. The table below shows the number of other accounts managed by each portfolio manager and the approximate total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the approximate total assets in the accounts with respect to which the advisory fee is based on account performance.

	Total Assets in Accounts (millions)
		Other		Other Accounts with Performance-
	Registered	Pooled		Based Fees
Portfolio	Investment	Investment		Number &	Total Assets
Manager	Companies*	Vehicles	Other Accounts	Category	(millions)
Seth Antiles	8/2,954.7	7/728.2	203/10,162.3	2 separately managed accounts	328.5
Charles B. Arrington	94.9/1	14.3	5.7	None	0.0
Brett Barner	649.8/1	0	462.3/14	0	0
George E. Calvert Jr.	236/2	0	111.1/9	0	0
Chris Carter	270.2/2	672.15	152.245	0	0
Robert Corner	1,476/3	726/2	1.5/52	0	0

	Total Assets in Accounts (millions)
		Other		Other Accounts with Performance-
	Registered	Pooled		Based Fees
Portfolio	Investment	Investment		Number &	Total Assets
Manager	Companies*	Vehicles	Other Accounts	Category	(millions)
Chad Deakins	1,148.2/3	5/400.4	2/113.2	0	0
Brooke deBoutray	131.9/2	0	73/1860.31	1/ SMA	280.58	Million
Vince Fioramonti	160.2/3	6.88/2	22.01/2	2 pooled, 2 other	28.89
Alan Gayle	269.5/4	0	0	0	0
George Goudelias	4/1,849/1	8/2,797	48/5,999.6	5 CLOs, 1 hedge fund	2,787.5
Chris Guinther	1,123.3/4	1/9.2M	4/16.8M	0	0
James Keegan	9/3,133.5	7/728.2	203/10,162.3	2; separately managed accounts	328.5
Michael Kirkpatrick	3/2,249.1	8/2,797	48/5,999.6	1 hedge fund	185.8
Neil Kochen	160.2/3	10.91/2	0	2 pooled	10.91
Jeffrey E. Markunas	471.8/1	0.0	394.23	None	0.0
Michael McEachern	5/3,609.8	8/2,797	48/5,999.6	5 CLOs, 1 hedge fund	2,787.5
Kevin Means	160.2/3	5.25/1	0	1 pooled	5.25
H. Rick Nelson	1,476/3	726/2	1.2/46	0	0
Brian Nold	5/3,609.8	8/2,797	48/5,999.6	1 hedge fund	185.8
Joe Ransom	133.3/1	1/26.6M	42/2.25B	SMA - 1	23.0	M
Mills Riddick	1,345.4/1	0	96.9/7	0	0
Michael Rieger	7/2,945.1	7/728.2	203/10,162.3	2; separately managed accounts	328.5
Michael A. Sansoterra	1,019.8/3	47.8M/2	445.1M/34	0	0
Ron Schwartz	2/1123	2/51.7	9/452	0	0
Chad Stephens	1476/3	726/2	784/35	0	0

	Total Assets in Accounts (millions)
		Other		Other Accounts with Performance-
	Registered	Pooled		Based Fees
Portfolio	Investment	Investment		Number &	Total Assets
Manager	Companies*	Vehicles	Other Accounts	Category	(millions)
Perry Troisi	8/3,123.9	7/728.2	203/10,162.3	2; separately managed accounts	328.5
Leslie Tubbs	131.9/2	0	73/1860.31	1/ SMA	280.58	Million
Adrien Webb	9/3,133.5	7/728.2	203/10,162.3	2; separately managed accounts	328.5
Matthew Welden	1/941	1/294.9	4/134.1	1 SMA	2.8
Don Wordell	845/1	0	3/70.3	0	0
Nancy Zevenbergen	2/129.97	0	73/1860.31	1/ SMA	280.58	Million

*	Includes the RidgeWorth Funds
Potential Conflicts of Interest in Managing Multiple Accounts. A portfolio manager’s management of both a Fund and the other accounts listed in the table above at the same time may give rise to potential conflicts of interest. If a Fund and the other accounts have identical investment objectives, the portfolio manager could favor one or more accounts over the Fund. Another potential conflict may arise from the portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold. Each Subadviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are allocated in a manner the Subadviser believes is fair and equitable.
Portfolio Manager Compensation Structure.
Portfolio Managers of the Adviser and all Subadvisers except Alpha Equity and ZCI. Portfolio managers earn competitive salaries and participate in incentive bonus plans designed to retain high quality investment professionals. The portfolio managers receive a salary commensurate with the individual’s experience and responsibilities with the firm. The incentive bonus plans may be structured differently, but all incorporate an evaluation of the Fund’s performance returns and/or the Subadviser’s financial performance. Investment performance may be judged directly relative to a peer group and/or benchmark or may be incorporated by measuring business unit financial performance over an extended period under the theory that successful investment performance will translate into improved financial results. Other components that may be considered in the calculation of incentive bonuses include: adherence to compliance policies, marketing, risk management and business development, among others.
Where applicable, investment performance is determined by comparing a Fund’s pre-tax total returns to the returns of the Fund’s benchmark and peer groups over multi-year periods, as applicable. Where portfolio managers manage multiple Funds or other managed accounts, each Fund or other managed account is weighted based on its market value and its relative strategic importance to the Adviser and/or the Subadviser. Other performance attributes are also based on a scorecard that objectively measures key performance attributes, which is then evaluated by the Adviser’s and/or Subadviser’s management to determine the award amount.
As a tool to minimize personnel turnover, the portfolio manager’s incentive bonus may be partially paid promptly following the calendar year end with any remaining portion subject to a mandatory deferral which vests over three years subject to the terms and conditions of the incentive bonus plan.
On occasion, a portfolio manager may receive a guaranteed incentive for a fixed period in conjunction with accepting a new position when the Adviser and/or the Subadviser deem it necessary to recruit or retain talented managers.

All full-time employees of the Adviser and Subadvisers, including the Funds’ portfolio managers, are provided a benefits package on substantially similar terms. The percentage of each individual’s compensation provided by these benefits is dependent upon length of employment, salary level, and several other factors. In addition, certain portfolio managers may be eligible for one or more of the following additional benefit plans:
• 401(k) Excess Plan – This plan provides benefits which would otherwise be provided under the qualified cash or deferred ESOP plan adopted by the Adviser’s/Subadviser’s parent company (SunTrust Banks, Inc.), were it not for the imposition of certain statutory limits on qualified plan benefits. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual’s senior executive for the business.
• ERISA Excess Retirement Plan – This plan provides for benefits to certain executives that cannot be paid to them under tax qualified pension plans as a result of federal restrictions. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual’s senior executive for the business.
• Voluntary Functional Incentive Plan Deferral – This plan is a provision of a SunTrust Deferred Compensation Plan which allows participants of selected annual incentive plans to voluntarily defer portions of their incentive. Eligibility to participate in this plan is offered to employees of selected incentive plans who earn above a specified level of total compensation in the year prior to their deferral. The Adviser’s/Subadviser’s annual incentive plans offer this provision to employees who meet the compensation criteria level.
• Restricted Stock Awards – Restricted stock awards are granted to certain select individuals on a case-by-case basis as a form of long-term compensation and as an additional incentive to retain these professionals. The awards often vest based on the recipient’s continued employment with the Adviser/Subadviser, but these awards may also carry additional vesting requirements, including performance conditions.
Portfolio Managers of ZCI. ZCI’s portfolio managers, Nancy Zevenbergen, Brooke de Boutray and Leslie Tubbs, work as a team in managing the firm’s accounts, including the Funds. Key professionals, including the portfolio managers, are compensated by salary commensurate with industry standards and individual experience. They are additionally compensated with bonuses based on ZCI’s overall performance. ZCI does not tie compensation to a published or private benchmark. All Managing Directors, including Ms. de Boutray and Ms. Tubbs, are compensated by growth in ZCI’s profits, thereby aligning professional interests with clients’ growth potential.
Portfolio Managers of Alpha Equity. The four primary investment professionals are partners of Alpha Equity management, each having a similar economic stake in the company. Further, the senior executives (the CFO/COO/CCO, Director of Business Development, and Director of Strategic Planning) are also partners. After the payment of administrative expenses, each partner receives a base salary. Cash flow in excess of administrative expenses and partner base salaries are available for bonus allocations. Bonus allocations are determined annually based on contributions of each professional to the success of the overall business and subject to preset formulaic minimums (these minimums are tied to product-revenue generated, which is substantially impacted by investment performance). At current asset and revenue levels, the current compensation for the Partners is 100% base salary.
New investment professionals are provided with industry-competitive salary/bonus opportunities, and if new partners were to join, they would purchase equity shares from existing partners based on then current firm valuation levels. All non-partner employees of Alpha Equity receive a market-competitive base salary and participate in a bonus program tied to individual performance and contributions, as determined annually by the firm’s Partners.
Securities Ownership of Portfolio Managers. The table below shows the range of equity securities beneficially owned by each portfolio manager in the Fund or Funds managed by the portfolio manager. The information is as of March 31, 2010, except as otherwise noted.

RidgeWorth Fund(s)
Portfolio Manager	Managed	Range of Securities Owned ($)
Seth Antiles	Intermediate Bond Fund	None
	Investment Grade Bond Fund	None
	Limited-Term Federal Mortgage Securities Fund	None
	Limited Duration Fund	None
	Seix Global Strategy Fund	None
	Total Return Bond Fund	None
	U.S. Government Securities Fund	None

Charles B. Arrington	Mid-Cap Core Equity Fund	10,001 – 50,000

Brett Barner	Small Cap Value Equity Fund	100,001 – 500,000

George E. Calvert Jr.	Maryland Municipal Bond Fund	None
	Virginia Intermediate Municipal Bond Fund	None

Chris Carter	North Carolina Tax-Exempt Bond Fund	None
	Georgia Tax-Exempt Bond Fund	None

Robert Corner	Short-Term Bond Fund	10,001 – 50,000
	Short-Term U.S. Treasury Securities Fund	0 – 10,000
	Ultra-Short Bond Fund	0 – 10,000
	U.S. Government Securities Ultra-Short Bond Fund	0 – 10,000

RidgeWorth Fund(s)
Portfolio Manager	Managed	Range of Securities Owned ($)
Chad Deakins	International Equity Fund	10,001 – 50,000
	International Equity Index Fund	10,001 – 50,000
	Large Cap Quantitative Fund	None

Brooke deBoutray	Aggressive Growth Stock Fund	100,001 – 500,000
	Emerging Growth Stock fund	100,001 – 500,000

Vince Fioramonti	International Equity 130/30 Fund	0 – 10,000

Alan Gayle	Aggressive Growth Allocation Strategy	0 – 10,000
	Conservative Allocation Strategy	0 – 10,000
	Growth Allocation Strategy	0 – 10,000
	Moderate Allocation Strategy	0 – 10,000

RidgeWorth Fund(s)
Portfolio Manager	Managed	Range of Securities Owned ($)
George Goudelias	Seix Floating Rate High Income Fund	None

Chris Guinther	Large Cap Growth Stock Fund	50,001 – 100,000
	Select Large Cap Growth Stock Fund	None
	Small Cap Growth Stock Fund	10,001 – 50,000

James Keegan	Intermediate Bond Fund	None
	Investment Grade Bond Fund	None
	Limited Duration Fund	None
	Limited-Term Federal Mortgage Securities Fund	None
	Seix Global Strategy Fund	None
	Corporate Bond Fund	None
	Total Return Bond Fund	None
	U.S. Government Securities Fund	None

Michael Kirkpatrick	Seix High Yield Fund	None

Neil Kochen	International Equity 130/30 Fund	0 – 10,000
	Real Estate 130/30 Fund	0 – 10,000
	U.S. Equity 130/30 Fund	0 – 10,000

Jeffrey E. Markunas	Large Cap Core Equity Fund	100,001 – 500,000

RidgeWorth Fund(s)
Portfolio Manager	Managed	Range of Securities Owned ($)
Michael McEachern	High Income Fund	100,001 – 500,000
	Seix Floating Rate High Income Fund	None
	Seix High Yield Fund	None

Kevin Means	Real Estate 130/30 Fund	0 – 10,000

H. Rick Nelson	Short-Term Bond Fund	10,001 – 50,000
	Short-Term U.S. Treasury Securities Fund	None
	Ultra-Short Bond Fund	None
	U.S. Government Securities Ultra-Short Bond Fund	None

Brian Nold	High Income Fund	None
	Seix High Yield Fund	10,001 – 50,000

Joe Ransom	Select Large Cap Growth Stock Fund	50,000 – 100,000

Mills Riddick	Large Cap Value Equity Fund	100,001 – 500,000

Michael Rieger	Intermediate Bond Fund	None
	Investment Grade Bond Fund	None
	Limited Duration Fund	None
	Limited-Term Federal Mortgage Securities Fund	None
	Total Return Bond Fund	None
	U.S. Government Securities Fund	None

RidgeWorth Fund(s)
Portfolio Manager	Managed	Range of Securities Owned ($)
Michael A. Sansoterra	Large Cap Growth Stock Fund	None
	Select Large Cap Growth Stock Fund	None
	Small Cap Growth Stock Fund	10,001 – 50,000

Ron Schwartz	High Grade Municipal Bond Fund	None
Investment Grade Tax-Exempt Bond Fund

Chad Stephens	Short-Term Bond Fund	None
	Short-Term U.S. Treasury Securities Fund	None
	Ultra-Short Bond Fund	None
	U.S. Government Securities Ultra-Short Bond Fund	None

Perry Troisi	Corporate Bond Fund	None
	Intermediate Bond Fund	None
	Investment Grade Bond Fund	None
	Limited Duration Fund	None
	Limited-Term Federal Mortgage Securities Fund	None
	Total Return Bond Fund	None
	U.S. Government Securities Fund	None

RidgeWorth Fund(s)
Portfolio Manager	Managed	Range of Securities Owned ($)
Leslie Tubbs	Aggressive Growth Stock Fund	50,001 – 100,000
	Emerging Growth Stock Fund	10,001 – 50,000

Adrien Webb	Intermediate Bond Fund	None
	Investment Grade Bond Fund	None
	Limited Duration Fund	None
	Limited-Term Federal Mortgage Securities Fund	None
	Seix Global Strategy Fund	None
	Corporate Bond Fund	None
	Total Return Bond Fund	None
	U.S. Government Securities Fund	None

Matthew Welden	International Equity Index Fund	1 – 10,000

Don Wordell	Mid-Cap Value Equity Fund	10,001 – 50,000

Nancy Zevenbergen	Aggressive Growth Stock Fund	101,000 – 500,000
	Emerging Growth Stock Fund	101,000 – 500,000

THE ADMINISTRATOR
General. Citi Fund Services Ohio, Inc. (the “Administrator”) serves as administrator of the Trust. Prior to the acquisition of the Administrator by a subsidiary of Citibank N.A. on August 1, 2007, the Administrator was known as BISYS Fund Services Ohio, Inc. The Administrator, an Ohio corporation, has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Administrator provides administration services to other investment companies.
Master Services Agreement with the Trust. The Trust and the Administrator have entered into a master services agreement (the “Master Services Agreement”). Under the Master Services Agreement, the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund’s operations, maintenance of records and the books of the Trust, preparation of reports, assistance with compliance monitoring of the Funds’ activities, and certain supplemental services in connection with the Trust’s obligations under the Sarbanes-Oxley Act of 2002; fund accounting services; transfer agency services and shareholder services.
The Master Services Agreement provides that it shall remain in effect until July 31, 2010 and shall continue in effect for successive one year periods subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days written notice to the other party.
Administration Fees to be Paid to the Administrator. Under the Master Services Agreement, the Administrator is entitled to receive an asset-based fee for administration, fund accounting, transfer agency and shareholder services (expressed as a percentage of the combined average daily net assets of the “RidgeWorth Complex”) of 2.75 basis points (0.0275%) on the first $25 billion, 2.25 basis points (0.0225%) on the next $5 billion, and 1.75 basis points (0.0175%) on the amounts over $30 billion, plus an additional class fee of $2,930 per class annually, applicable to each additional class of shares over 145 classes of shares. The Administrator may waive a portion of its fee.
The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the RidgeWorth Complex, including $300,000 toward the premium for Directors and Officers Liability/Errors and Omissions insurance coverage, and $25,000 toward the premium for Fidelity Bond coverage. The Administrator has also separately agreed to provide, for the benefit of shareholders, annual fee waivers and certain administrative services at an annual value of at least $950,000. The waivers described above include targeted fee waivers (“TFWs”) that are not applied uniformly across the Funds. In some instances, the TFWs may be applied to non-capped Funds on a voluntary basis. In certain other instances, the waivers may be applied to Funds subject to a contractual expense limitation or cap. The application of TFWs to contractually capped Funds may decrease or eliminate the Adviser’s obligation to reimburse the Funds for expenses incurred in excess of the expense cap. The administrative services described in (i) above include: (a) paying for certain legal expenses for the benefit of the Funds associated with fund administration matters such as mergers and acquisitions, proxy statements, exemptive relief, contract review, and preparation of SEC filings and prospectuses with respect to the Funds and (b) providing certain shareholder services. The waivers described in (ii) above are applied pro rata to reduce the expenses of each Fund in the RidgeWorth Complex. Such payments and fee waivers will not be recouped by the Administrator in subsequent years.
For the fiscal years ended March 31, 2010, March 31, 2009 and March 31, 2008, the Funds paid the following administrative fees to the Administrator:

	Fees Paid (in thousands)($)			Fees Waived (in thousands)($)
Fund	2010	2009	2008	2010	2009	2008
Aggressive Growth Allocation Strategy	11	11	16	87	4	3
Aggressive Growth Stock Fund	38	69	93	1	3	4
Conservative Allocation Strategy	6	4	4	1	2	3
Corporate Bond Fund	58	37	39	1	1	13
Emerging Growth Stock Fund	19	28	34	—	1	2

	Fees Paid (in thousands)($)				Fees Waived (in thousands)($)
Fund	2010	2009	2008		2010	2009	2008
Georgia Tax-Exempt Bond Fund	54	49	44		1	16	14
Growth Allocation Strategy	30	30	38		5	5	1
High Grade Municipal Bond Fund	21	35	46		—	2	2
High Income Fund	32	27	31		—	10	8
Institutional Cash Management Money Market Fund	828	988	1,001		17	285	190
Institutional Municipal Cash Reserve Money Market Fund	32	23	21		11	11	11
Institutional U.S. Government Securities Money Market Fund	782	682	340		17	36	8
Institutional U.S. Treasury Securities Money Market Fund	775	797	635		116	153	46
Intermediate Bond Fund	408	234	156		6	12	23
International Equity 130/30 Fund	76	69	12	*	—	16	—	*
International Equity Fund	106	227	367		12	9	13
International Equity Index Fund	371	293	406		4	10	11
Investment Grade Bond Fund	146	126	128		2	5	4
Investment Grade Tax-Exempt Bond Fund	299	200	144		98	9	5
Large Cap Core Equity Fund	156	258	447		375	66	17
Large Cap Growth Stock Fund	183	192	274		28	68	83
Large Cap Quantitative Equity Fund	12	29	77		54	11	3
Large Cap Value Equity Fund	358	311	307		111	15	12
Limited Duration Fund	10	14	17		—	1	—
Limited-Term Federal Mortgage Securities Fund	15	23	47		1	1	2
Maryland Municipal Bond Fund	10	12	12		—	—	—
Mid-Cap Core Equity Fund	34	49	90		81	7	3
Mid-Cap Value Equity Fund	154	75	87		64	3	6
Moderate Allocation Strategy	54	59	73		11	9	5
North Carolina Tax-Exempt Bond Fund	15	13	12		—	1	—
Prime Quality Money Market Fund	1,583	2,222	2,520		254	394	106

	Fees Paid (in thousands)($)				Fees Waived (in thousands)($)
Fund	2010	2009	2008		2010	2009	2008
Real Estate 130/30 Fund	7	5	1	*	80	1	—	*
Seix Floating Rate High Income Fund	278	147	197		4	7	7
Seix Global Strategy Fund	3	2	*	*	—	1	*	*
Seix High Yield Fund	430	251	279		5	38	18
Select Large Cap Growth Stock Fund	49	48	53		1	6	7
Short-Term Bond Fund	124	107	108		2	5	4
Short-Term U.S. Treasury Securities Fund	24	26	23		3	1	8
Small Cap Growth Stock Fund	116	138	213		2	18	63
Small Cap Value Equity Fund	144	122	182		2	22	7
Tax Exempt Money Market Fund	486	533	526		184	104	21
Total Return Bond Fund	205	168	183		3	8	7
Ultra-Short Bond Fund	36	33	33		—	17	28
U.S. Equity 130/30 Fund	12	11	2	*	1	1	—	*
U.S. Government Securities Fund	47	122	152		4	6	6
U.S. Government Securities Money Market Fund	286	426	305		47	22	13
U.S. Government Securities Ultra-Short Bond Fund	185	29	16		1	12	8
U.S. Treasury Money Market Fund	312	405	286		51	165	34
Virginia Intermediate Municipal Bond Fund	59	56	59		1	3	5
Virginia Tax Free Money Market Fund	102	171	186		16	33	7

*	With respect to the 130/30 Funds, represents fees earned and waived during the period from December 26, 2007 (the commencement of operations) through March 31, 2008.

**	Not operational during the period.

THE DISTRIBUTOR
The Trust and RidgeWorth Distributors LLC (the “Distributor”) are parties to a Distribution Agreement whereby the Distributor acts as principal underwriter for the Trust’s shares. The principal business address of the Distributor is 10 High Street, Suite 302, Boston, Massachusetts 02110. Under the terms of the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust. The Distributor receives an annual fee of $3,500 per Fund, with a minimum fee of $172,000 annually for the services it performs pursuant to the Distribution Agreement. In addition, the A Shares of the Funds have a distribution and service plan (the “A Shares Plan”), the C Shares of the Funds have a distribution and service plan (the “C Shares Plan”), and the R Shares have a distribution and service plan (the “R Shares Plan”). Prior to August 20, 2008, Foreside Distribution Services L.P. (“Foreside”) served as the distributor of the Trust’s shares.
The continuance of a distribution agreement must be specifically approved at least annually (i) by the vote of the trustees or by a vote of the shareholders of the funds and (ii) by the vote of a majority of the trustees who are not parties to such distribution agreement or “interested persons” of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. A distribution agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the trustees, the distributor, or, with respect to any fund, by a majority of the outstanding shares of that fund, upon 60 days written notice by either party. The Distributor has no obligation to sell any specific quantity of Fund shares.
For the fiscal years ended March 31, 2010, March 31, 2009 and March 31, 2008, the Funds paid the following aggregate sales charge payable to the Distributor with respect to the A Shares:

	Aggregate Sales Charge Payable to				Amount Retained by Distributor
	Distributor (in thousands) ($)				(in thousands) ($)
Fund	2010	2009	2008		2010	2009	2008
Aggressive Growth Allocation Strategy	7	3	4		1	—	—
Aggressive Growth Stock Fund	4	2	1		1	—	—
Conservative Allocation Strategy	28	2	1		4	—	—
Corporate Bond Fund	71	40	—		13	7	—
Emerging Growth Stock Fund	8	—	—		2	—	—
Georgia Tax-Exempt Bond Fund	4	—	—		1	—	—
Growth Allocation Strategy	4	4	24		1	1	—
High Grade Municipal Bond Fund	6	—	—		1	—	—
High Income Fund	29	2	10		5	—	—
Intermediate Bond Fund	62	8	—		10	1	—
International Equity 130/30 Fund	—	—	—	*	—	—	—	*
International Equity Fund	3	3	2		1	1	—
International Equity Index Fund	—	—	10		—	—	—
Investment Grade Bond Fund	90	35	1		16	6	—
Investment Grade Tax-Exempt Bond Fund	55	17	—		9	3	—
Large Cap Core Equity Fund	2	5	6		—	1	—
Large Cap Growth Stock Fund	8	5	9		1	1	—
Large Cap Quantitative Equity Fund	—	—	—		—	—	—
Large Cap Value Equity Fund	8	7	11		1	1	—

	Aggregate Sales Charge Payable to				Amount Retained by Distributor
	Distributor (in thousands) ($)				(in thousands) ($)
Fund	2010	2009	2008*		2010	2009	2008
Limited-Term Federal Mortgage Securities Fund	14	—	—		2	—	—
Maryland Municipal Bond Fund	1	—	—		—	—	—
Mid-Cap Core Equity Fund	2	1	2		—	—	—
Mid-Cap Value Equity Fund	58	—	8		8	—	—
Moderate Allocation Strategy	46	4	21		7	1	—
North Carolina Tax-Exempt Bond Fund	2	—	—		—	—	—
Prime Quality Money Market Fund	—	—	—		—	—	—
Real Estate 130/30 Fund	2	—	—	*	—	—	—	*
Seix Floating Rate High Income Fund	31	8	31		4	1	—
Seix Global Strategy Fund	—	—	*	*	—	—	*	*
Seix High Yield Fund	67	30	1		12	5	—
Select Large Cap Growth Stock Fund	1	—	—		—	—	—
Short-Term Bond Fund	10	1	—		1	—	—
Short-Term U.S. Treasury Securities Fund	14	6	—		2	1	—
Small Cap Growth Stock Fund	1	3	4		—	1	—
Small Cap Value Equity Fund	32	4	—		5	1	—
Tax-Exempt Money Market Fund	—	—	—		—	—	—
Total Return Bond Fund	34	10	—		6	2	—
U.S. Equity 130/30 Fund	—	—	—	*	—	—	—	*
U.S. Government Securities Fund	5	30	—		1	5	—
U.S. Government Securities Money Market Fund	—	—	—		—	—	—
U.S. Treasury Money Market Fund	—	—	—		—	—	—
Virginia Intermediate Municipal Bond Fund	10	7	9		2	1	—
Virginia Tax Free Money Market Fund	—	—	—		—	—	—

*	With respect to the 130/30 Funds, represents fees paid during the period from December 26, 2007 (the commencement of operations) through March 31, 2008.

**	Not in operation during the period.

Each of the Equity Funds and the Allocation Strategies (excluding the Conservative Allocation Strategy) pays the following amount of front-end sales charge to Investment Consultants (Dealers) as a percentage of the offering price of A Shares:

	More than	More than	More than	More than
	$50,000 but	$100,000 but	$250,000 but	$500,000 but
Less than	less than	less than	less than	less than	$1,000,000
$50,000	$100,000	$250,000	$500,000	$1,000,000	and over*
5.00%	4.00%	3.00%	2.00%	1.75%	0.00%
Each of the Fixed Income Funds (except the Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Short-Term Bond Fund and Short-Term U.S. Treasury Securities Fund) and the Conservative Allocation Strategy pays the following amount of front-end sales charge to Investment Consultants (Dealers) as a percentage of the offering price of A Shares:

	More than	More than	More than	More than
	$50,000 but	$100,000 but	$250,000 but	$500,000 but
Less than	less than	less than	less than	less than	$1,000,000
$50,000	$100,000	$250,000	$500,000	$1,000,000	and over*
4.00%	3.75%	2.75%	2.00%	1.75%	0.00%
The Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Short-Term Bond Fund and Short-Term U.S. Treasury Securities Fund pays the following amount of front-end sales charge to Investment Consultants (Dealers) as a percentage of the offering price of A Shares:

	More than	More than	More than	More than
	$50,000 but	$100,000 but	$250,000 but	$500,000 but
Less than	less than	less than	than less	less than	$1,000,000
$50,000	$100,000	$250,000	$500,000	$1,000,000	and over*
2.25%	2.00%	1.75%	1.50%	1.25%	0.00%

*	While investments of more than $1,000,000 are not subject to a front-end sales charge, the Distributor may pay Dealers commissions ranging from 0.25% to 1.00% on such purchases. Dealer commissions on investments of over $1,000,000 are paid on a tiered basis as follows:

Trade Amount	Payout to Dealer
$1,000,000 – $2,999,999	1.00%
$3,000,000 – $49,999,999	0.50%
$50,000,000 and above	0.25%
For the fiscal years ended March 31, 2010, March 31, 2009 and March 31, 2008, the Funds paid the aggregate sales charge payable to the Distributor with respect to the C Shares shown below.

	Aggregate Sales Charges Payable to			Amount Retained by Distributor
	Distributor (in thousands) ($)			(in thousands) ($)
Fund	2010	2009	2008*	2010	2009	2008
Aggressive Growth Allocation Strategy	1	—	2	—	—	—
Aggressive Growth Stock Fund	—	—	—	—	—	—
Conservative Allocation Strategy	20	12	2	—	—	—
Corporate Bond Fund	7	5	2	—	—	—

	Aggregate Sales Charges Payable to				Amount Retained by Distributor
	Distributor (in thousands) ($)				(in thousands) ($)
Fund	2010	2009	2008*		2010	2009	2008
Emerging Growth Stock Fund	—	—	—		—	—	—
Georgia Tax-Exempt Bond Fund	—	—	—		—	—	—
Growth Allocation Strategy	1	1	9		—	—	—
High Grade Municipal Bond Fund	—	—	—		—	—	—
High Income Fund	—	3	5		—	0	0
International Equity 130/30 Fund	—	—	—		—	—	—
International Equity Fund	—	1	1		—	—	—
International Equity Index Fund	1	3	4		—	—	—
Investment Grade Tax-Exempt Bond Fund	8	2	—		—	—	—
Large Cap Core Equity Fund	3	3	8		—	—	—
Large Cap Growth Stock Fund	1	1	4		—	—	—
Large Cap Quantitative Equity Fund	—	—	—		—	—	—
Large Cap Value Equity Fund	1	11	4		—	—	—
Limited-Term Federal Mortgage Securities Fund	3	—	—		—	—	—
Maryland Municipal Bond Fund	1	—	—		—	—	—
Mid-Cap Core Equity Fund	1	—	1		—	—	—
Mid-Cap Value Equity Fund	25	1	2		—	—	—
Moderate Allocation Strategy	11	4	6		—	—	—
North Carolina Tax-Exempt Bond Fund	—	—	—		—	—	—
Prime Quality Money Market Fund	—	—	—		—	—	—
Real Estate 130/30 Fund	—	—	—	*	—	—	—	*
Seix Floating Rate High Income	64	4	3		—	—	—
Seix Global Strategy Fund	—	—		**	—	—		**

	Aggregate Sales Charges Payable to				Amount Retained by Distributor
	Distributor (in thousands) ($)				(in thousands) ($)
Fund	2010	2009	2008*		2010	2009	2008
Select Large Cap Growth Stock Fund	1	1	2		—	—	—
Short-Term Bond Fund	2	—	—		—	—	—
Short-Term U.S. Treasury Securities Fund	9	7	2		—	—	—
Small Cap Growth Stock Fund	1	1	1		—	—	—
Small Cap Value Equity Fund	26	2	2		—	—	—
U.S. Equity 130/30 Fund	—	—	1	*	—	—	—	*
U.S. Government Securities Fund	1	1	—		—	—	—
Virginia Intermediate Municipal Bond Fund	—	—	—		—	—	—

*	Represents fees paid during the period from December 26, 2007 (the commencement of operations) through March 31, 2008.

**	Not in operation during the period.

For the fiscal years ended March 31, 2010, March 31, 2009 and March 31, 2008, the Funds paid the aggregate sales charge payable to the Distributor with respect to the R Shares shown below.

	Aggregate Sales Charges Payable to			Amount Retained by Distributor
	Distributor (in thousands) ($)			(in thousands) ($)
Fund	2010	2009	2008	2010	2009	2008
High Income Fund	1	3	5	—	—	—
Intermediate Bond Fund	—	4	—	—	—	—
Investment Grade Bond Fund	27	48	1	—	—	—
Seix High Yield Fund	5	22	2	—	—	—
Total Return Bond Fund	—	1	—	—	—	—
A Shares, C Shares and R Shares Distribution Plans
The Distribution Agreement and the A Shares Plan adopted by the Trust provide that A Shares of the Funds will pay the Distributor fees for furnishing services related to (a) the distribution and sale of shares of each Fund and (b) the shareholders servicing of A Shares of each Fund. The table below shows the maximum amount approved by the Board of Trustees as (i) aggregate fees for distribution and shareholder service activities and (ii) the maximum amount of the fee allocated for shareholder servicing.

			Maximum Amount of
			A Shares Plan
	Maximum		Distribution and
	A Shares Plan	Current A Shares	Service Fee Payable
	Distribution and	Plan Distribution	for Shareholder
Fund	Service Fee	and Service Fee*	Services**
Aggressive Growth Allocation Strategy	0.35%	0.30%	0.25%
Aggressive Growth Stock Fund	0.35%	0.30%	0.25%
Conservative Allocation Strategy	0.35%	0.30%	0.25%
Corporate Bond Fund	0.35%	0.30%	0.25%
Emerging Growth Stock Fund	0.35%	0.30%	0.25%
Georgia Tax-Exempt Bond Fund	0.18%	0.15%	0.15%
Growth Allocation Strategy	0.35%	0.30%	0.25%
High Grade Municipal Bond Fund	0.18%	0.15%	0.15%
High Income Fund	0.30%	0.30%	0.25%
Intermediate Bond Fund	0.25%	0.25%	0.25%

			Maximum Amount of
			A Shares Plan
	Maximum		Distribution and
	A Shares Plan	Current A Shares	Service Fee Payable
	Distribution and	Plan Distribution	for Shareholder
Fund	Service Fee	and Service Fee*	Services**
International Equity 130/30 Fund	0.35%	0.30%	0.25%
International Equity Fund	0.33%	0.30%	0.25%
International Equity Index Fund	0.35%	0.30%	0.25%
Investment Grade Bond Fund	0.35%	0.30%	0.25%
Investment Grade Tax-Exempt Bond Fund	0.35%	0.30%	0.25%
Large Cap Core Equity Fund	0.25%	0.25%	0.25%
Large Cap Growth Stock Fund	0.35%	0.30%	0.25%
Large Cap Quantitative Equity Fund	0.25%	0.25%	0.25%
Large Cap Value Equity Fund	0.33%	0.30%	0.25%
Limited-Term Federal Mortgage Securities Fund	0.23%	0.20%	0.15%
Maryland Municipal Bond Fund	0.15%	0.15%	0.15%
Mid-Cap Core Equity Fund	0.35%	0.30%	0.25%
Mid-Cap Value Equity Fund	0.35%	0.30%	0.25%
Moderate Allocation Strategy	0.35%	0.30%	0.25%
North Carolina Tax-Exempt Bond Fund	0.15%	0.15%	0.15%
Prime Quality Money Market Fund	0.20%	0.15%	0.15%
Real Estate 130/30 Fund	0.35%	0.30%	0.25%
Seix Floating Rate High Income Fund	0.30%	0.30%	0.25%
Seix Global Strategy Fund	0.35%	0.30%	0.25%
Seix High Yield Fund	0.25%	0.25%	0.25%
Select Large Cap Growth Stock Fund	0.35%	0.30%	0.25%
Short-Term Bond Fund	0.23%	0.20%	0.15%
Short-Term U.S. Treasury Securities Fund	0.18%	0.18%	0.15%
Small Cap Growth Stock Fund	0.35%	0.30%	0.25%
Small Cap Value Equity Fund	0.33%	0.30%	0.25%
Tax-Exempt Money Market Fund	0.15%	0.15%	0.15%
Total Return Bond Fund	0.25%	0.25%	0.25%
U.S. Equity 130/30 Fund	0.35%	0.30%	0.25%
U.S. Government Securities Fund	0.35%	0.30%	0.25%
U.S. Government Securities Money Market Fund	0.17%	0.15%	0.15%
U.S. Treasury Money Market Fund	0.15%	0.15%	0.15%
Virginia Intermediate Municipal Bond Fund	0.15%	0.15%	0.15%
Virginia Tax-Free Money Market Fund	0.20%	0.15%	0.15%

*	The Board has currently approved the implementation of only the amounts shown in the column above. Payments under the A Shares Plan may not exceed the amounts shown above unless the Board approves the implementation of higher amounts.

**	Up to the amounts specified may be used to provide compensation for personal, ongoing servicing and/or maintenance of shareholder accounts with respect to the A Shares of the applicable Fund.
In addition, the Distribution Agreement and the C Shares Plan adopted by the Trust provide that C Shares of each applicable Fund (except the Prime Quality Money Market Fund) will pay the Distributor a fee of up to 0.75% of the average daily net assets of that Fund. The Distribution Agreement and the R Shares Plan provide that R Shares will pay the Distributor a fee of up 0.25% of the average daily net assets of the Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to each Fund. In addition, C Shares and R Shares are subject to a service fee of up to 0.25% of the average daily net assets of the C Shares and R Shares of each applicable Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information to C Shares or R Shares shareholders or their customers who beneficially own C Shares or R Shares. The maximum distribution and shareholder servicing fee for C shares of the Prime Quality Money Market Fund is 0.25% of the average daily net assets of that Fund’s C Shares.
Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.
The Trust has adopted the A Shares Plan the C Shares Plan and the R Shares Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the A Shares Plan the C Shares Plan and the R Shares Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. Distribution related expenditures under the A Shares Plan, the C Shares Plan and the R Shares Plan may support the distribution of any class or combination of classes of Shares of a Fund. The A Shares Plan, the C Shares Plan and the R Shares Plan require that quarterly written reports of amounts spent under the A Shares Plan, the C Shares Plan and the R Shares Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The A Shares Plan, the C Shares Plan and the R Shares Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.
There is no sales charge on purchases of C Shares or R Shares, but C Shares are subject to a contingent deferred sales charge if they are redeemed within one year of purchase. Pursuant to the Distribution Agreement, the C Shares Plan and the R Shares Plan, C Shares and R Shares are subject to an ongoing distribution and service fee calculated on each Fund’s aggregate average daily net assets attributable to its C Shares or R Shares.
The following amounts paid to the Distributor by the Funds (including when they were Predecessor Funds, if applicable) under the Plan during the fiscal year ended March 31, 2010 were used as set forth below (no amounts were paid as Compensation to Underwriters, Compensation to Sales Personnel or Interest Carrying or Other Financing Charges):

		Printing and
		Mailing of
		Prospectuses to
		Other Than		Other
		Current	Compensation	Marketing
Fund	Advertising	Shareholders	to Dealers	Expenses
Aggressive Growth Allocation Strategy	92	2	34,103	3,841
Aggressive Growth Stock Fund	167	39	8,519	5,285
Conservative Allocation Strategy	52	1	32,481	3,680
Corporate Bond Fund	277	(1)	155,511	5,575
Emerging Growth Stock Fund	53	12	831	4,271
Georgia Tax-Exempt Bond Fund	315	25	21,842	6,288
Growth Allocation Strategy	234	7	102,850	4,413
High Grade Municipal Bond Fund	102	13	21,431	4,556
High Income Fund	174	4	62,738	4,617

		Printing and
		Mailing of
		Prospectuses to
		Other Than		Other
		Current	Compensation	Marketing
Fund	Advertising	Shareholders	to Dealers	Expenses
Institutional Cash Management Money Market Fund	4,535	520	—	49,165
Institutional Municipal Cash Reserve Money Market Fund	174	6	—	4,907
Institutional U.S. Government Securities Money Market Fund	4,160	438	—	47,254
Institutional U.S. Treasury Securities Money Market Fund	4,726	432	—	47,187
Intermediate Bond Fund	2,458	142	22,908	26,202
International Equity 130/30 Fund	173	11	17	4,932
International Equity Fund	416	32	25,768	7,049
International Equity Index Fund	1,436	113	17,811	16,318
Investment Grade Bond Fund	683	58	122,194	9,865
Investment Grade Tax-Exempt Bond Fund	1,898	119	65,379	18,679
Large Cap Core Equity Fund	735	67	251,807	10,093

		Printing and
		Mailing of
		Prospectuses to
		Other Than		Other
		Current	Compensation	Marketing
Fund	Advertising	Shareholders	to Dealers	Expenses
Large Cap Growth Stock Fund	763	83	235,580	10,967
Large Cap Quantitative Equity Fund	37	12	2,358	4,005
Large Cap Value Equity Fund	1,905	173	207,904	21,202
Limited Duration Fund	37	5	—	3,884
Limited-Term Federal Mortgage Securities Fund	56	7	68,504	4,099
Maryland Municipal Bond Fund	49	5	21,914	3,958
Mid-Cap Core Equity Fund	220	14	42,944	4,827
Mid-Cap Value Equity Fund	18,494	20	42,953	26,641
Moderate Allocation Strategy	517	17	196,600	5,588
North Carolina Tax-Exempt Bond Fund	82	6	953	4,231
Prime Quality Money Market Fund	8,070	1,108	2,802,207	91,724
Real Estate 130/30 Fund	16	1	247	3,619
Seix Floating Rate High Income Fund	1,489	54	106,426	15,848
Seix Global Strategy Fund	14	1	8	3,644
Seix High Yield Fund	2,395	99	67,115	21,806

		Printing and
		Mailing of
		Prospectuses to
		Other Than		Other
		Current	Compensation	Marketing
Fund	Advertising	Shareholders	to Dealers	Expenses
Select Large Cap Growth Stock Fund	207	20	132,149	15,924
Short-Term Bond Fund	2,668	45	27,170	9,523
Short-Term U.S. Treasury Securities Fund	111	14	59,771	4,523
Small Cap Growth Stock Fund	556	49	91,036	8,416
Small Cap Value Equity Fund	807	56	46,501	10,192
Tax Exempt Money Market Fund	2,575	289	275,253	29,751
Total Return Bond Fund	2,202	84	12,055	13,426
U.S. Equity 130/30 Fund	14	0	—	3,595
U.S. Government Securities Fund	160	73	32,677	6,247
U.S. Government Securities Money Market Fund	1,503	196	175,269	19,234
U.S. Government Securities Ultra-Short Bond Fund	1,350	6	—	11,503
U.S. Treasury Money Market Fund	1,667	243	91,314	21,494
Ultra-Short Bond Fund	122	9	—	4,471
Virginia Intermediate Municipal Bond Fund	325	28	53,724	6,475
Virginia Tax Free Money Market Fund	508	70	187,218	8,934

For the fiscal years ended March 31, 2010, March 31, 2009 and March 31, 2008, the Funds paid the following amounts as compensation to broker-dealers pursuant to the A Shares Plan:

	2010
		Amount Waived
	Amount Paid	(in thousands)
Fund	(in thousands)($)	($)	2009	2008
Aggressive Growth Allocation Strategy	6	—	7	10
Aggressive Growth Stock Fund	5	—	2	3
Conservative Allocation Strategy	4	—	2	2
Corporate Bond Fund	11	—	3	4
Emerging Growth Stock Fund	1	—	1	2
Georgia Tax-Exempt Bond Fund	9	—	6	7
Growth Allocation Strategy	10	—	12	18
High Grade Municipal Bond Fund	7	—	3	4
High Income Fund	6	—	7	2
Intermediate Bond Fund	20	—	2	2
International Equity 130/30 Fund	—	—	—	—	*
International Equity Fund	21	—	23	45
International Equity Index Fund	15	—	13	19
Investment Grade Bond Fund	82	—	49	46
Investment Grade Tax-Exempt Bond Fund	61	—	37	33
Large Cap Core Equity Fund	51	—	66	113
Large Cap Growth Stock Fund	125	—	153	234
Large Cap Quantitative Equity Fund	1	—	1	3
Large Cap Value Equity Fund	90	—	110	178
Limited-Term Federal Mortgage Securities Fund	5	—	4	6
Maryland Municipal Bond Fund	5	—	—	—
Mid-Cap Core Equity Fund	14	—	19	32
Mid-Cap Value Equity Fund	34	—	15	16
Moderate Allocation Strategy	21	—	22	31
North Carolina Tax-Exempt Bond Fund	1	—	1	1
Prime Quality Money Market Fund	4,485	2,133	7,823	9,679
Real Estate 130/30 Fund	—	—	—	—	*
Seix Floating Rate High Income Fund	36	—	18	27
Seix Global Strategy Fund	—	—	—	*	*
Seix High Yield Fund	54	—	45	64
Select Large Cap Growth Stock Fund	1	—	1	2
Short-Term Bond Fund	6	—	7	7
Short-Term U.S. Treasury Securities Fund	12	—	27	7
Small Cap Growth Stock Fund	31	—	39	66
Small Cap Value Equity Fund	21		10	16
Tax-Exempt Money Market Fund	386	148	740	954
Total Return Bond Fund	11	—	1	1
U.S. Equity 130/30 Fund	—	—	—	—	*
U.S. Government Securities Fund	8	—	9	11
U.S. Government Securities Money Market Fund	351	212	515	433
U.S. Treasury Money Market Fund	361	285	385	88
Virginia Intermediate Municipal Bond Fund	17	—	11	9
Virginia Tax-Free Money Market Fund	267	104	542	614

*	With respect to the 130/30 Funds, represents fees paid during the period from December 27, 2007 (the commencement of operations) through March 31, 2008.

**	Not in operation during the period.

For the fiscal years ended March 31, 2010, March 31, 2009 and March 31, 2008, the Funds paid the amounts shown below as compensation to broker-dealers pursuant to the C Shares Plan. C Shares of the Intermediate Bond Fund and the Total Return Bond Fund converted to R Shares effective February 13, 2009. C Shares of the High Income Fund, Investment Grade Bond Fund and Seix High Yield Fund converted to R Shares effective August 1, 2009.

	2010
	Amount Paid	Amount Waived
Fund	(in thousands) ($)	(in thousands) ($)	2009	2008
Aggressive Growth Allocation Strategy	13	—	14	17
Aggressive Growth Stock Fund	5	—	20	32
Conservative Allocation Strategy	33	—	9	8
Corporate Bond Fund	191	—	216	288
Emerging Growth Stock Fund	—	—	1	1
Georgia Tax-Exempt Bond Fund	14	—	44	59
Growth Allocation Strategy	32	—	42	60
High Grade Municipal Bond Fund	14	—	45	58
High Income Fund	45	—	162	247
International Equity 130/30 Fund	—	—	—	—	*
International Equity Fund	10	—	44	81
International Equity Index Fund	8	—	43	71
Investment Grade Bond Fund	43	—	77	84
Investment Grade Tax-Exempt Bond Fund	18	—	56	65
Large Cap Core Equity Fund	253	—	340	622
Large Cap Growth Stock Fund	164	—	210	346
Large Cap Quantitative Equity Fund	1	—	6	12
Large Cap Value Equity Fund	185	—	227	371
Limited-Term Federal Mortgage Securities Fund	84	—	93	125
Maryland Municipal Bond Fund	18	—	56	63
Mid-Cap Core Equity Fund	39	—	53	96
Mid-Cap Value Equity Fund	34	—	30	55
Moderate Allocation Strategy	142	—	167	232
North Carolina Tax-Exempt Bond Fund	—	—	—	—
Prime Quality Money Market Fund	5	3	7	10
Real Estate 130/30 Fund	—	—	—	—	*
Seix Floating Rate High Income Fund	35	—	3	1
Seix Global Strategy Fund	—	—	—	*	*
Seix High Yield Fund	19	—	35	46
Select Large Cap Growth Stock Fund	179	—	207	314
Short-Term Bond Fund	28	—	31	39
Short-Term U.S. Treasury Securities Fund	65	—	79	96
Small Cap Growth Stock Fund	80	—	109	195
Small Cap Value Equity Fund	143	—	112	77
U.S. Equity 130/30 Fund	—	—	—	—	*
U.S. Government Securities Fund	33	—	39	45
Virginia Intermediate Municipal Bond Fund	8	—	28	31

*	With respect to the 130/30 Funds, represents fees paid during the period from December 27, 2007 (the commencement of operations) through March 31, 2008.

**	Not in operation during the period.

For the fiscal years ended March 31, 2010, March 31, 2009 and March 31, 2008, the Funds paid the amounts shown below as compensation to broker-dealers pursuant to the R Shares Plan.

	2010
	Amount Paid	Amount Waived
	(in thousands)	(in thousands)
Fund	($)	($)	2009	2008
High Income Fund	51	—	—	—
Intermediate Bond Fund	6	—	1	—
Investment Grade Bond Fund	45	—	—	—
Seix High Yield Fund	21	—	—	—
Total Return Bond Fund	3	—	1	—
Other than any portion of the sales charges imposed on purchases, the following table shows the level of compensation paid by the Distributor to broker-dealers selling A Shares, C Shares and R Shares, (purchased prior to August 1, 2005), unless otherwise agreed upon by the Distributor and such broker-dealer.

	Annual Payout		Annual Payout	Annual Payout
	12(b)-1		12(b)-1	12(b)-1
	Effective	Initial Payment –	Effective in the	Effective
	Immediately	At Time Of Sale	13th Month (C	Immediately
Fund	(A Shares)*	(C Shares)	Shares)**	(R Shares)
Equity Funds
Aggressive Growth Allocation Strategy	0.25%	1.00%	1.00%	—
Aggressive Growth Stock Fund	0.25%	—	—	—
Conservative Allocation Strategy	0.25%	1.00%	1.00%	—
Corporate Bond Fund	0.25%	1.00%	1.00%	—
Emerging Growth Stock Fund	0.25%	—	—	—
Growth Allocation Strategy	0.25%	1.00%	1.00%	—
International Equity 130/30 Fund	0.25%	—	—	—
International Equity Fund	0.25%	—	—	—
International Equity Index Fund	0.25%	—	—	—
Large Cap Core Equity Fund	0.25%	1.00%	1.00%	—
Large Cap Growth Stock Fund	0.25%	1.00%	1.00%	—
Large Cap Quantitative Equity Fund	0.25%	—	—	—
Large Cap Value Equity Fund	0.25%	1.00%	1.00%	—
Mid-Cap Core Equity Fund	0.25%	1.00%	1.00%	—
Mid-Cap Value Equity Fund	0.25%	1.00%	1.00%	—
Moderate Allocation Strategy	0.25%	1.00%	1.00%	—
Real Estate 130/30 Fund	0.25%	—	—	—
Select Large Cap Growth Stock Fund	0.25%	1.00%	1.00%	—
Small Cap Growth Stock Fund	0.25%	1.00%	1.00%	—
Small Cap Value Equity Fund	0.25%	1.00%	1.00%	—
U.S. Equity 130/30 Fund	0.25%	—	—	—
Fixed Income Funds
Corporate Bond Fund	0.25%	1.00%	1.00%	—
Georgia Tax-Exempt Bond Fund	0.15%	—	—	—
High Grade Municipal Bond Fund	0.15%	—	—	—
High Income Fund	0.25%	—	—	0.50%
Intermediate Bond Fund	0.25%	—	—	0.50%
Investment Grade Bond Fund	0.25%	—	—	0.50%

	Annual Payout		Annual Payout	Annual Payout
	12(b)-1		12(b)-1	12(b)-1
	Effective	Initial Payment –	Effective in the	Effective
	Immediately	At Time Of Sale	13th Month (C	Immediately
Fund	(A Shares)*	(C Shares)	Shares)**	(R Shares)
Investment Grade Tax-Exempt Bond Fund	0.25%	—	—	—
Limited Term Federal Mortgage Securities Fund	0.15%	1.00%	1.00%	—
Maryland Municipal Bond Fund	0.15%	—	—	—
North Carolina Tax-Exempt Bond Fund	0.15%	—	—	—
Seix Floating Rate High Income Fund	0.25%	1.00%	1.00%	—
Seix Global Strategy Fund	0.25%	—	—	—
Seix High Yield Fund	0.25%	—	—	0.50%
Short Term Bond Fund	0.15%	1.00%	1.00%	—
Short-Term U.S. Treasury Securities Fund	0.15%	1.00%	1.00%	—
Corporate Bond Fund	0.25%	1.00%	1.00%	—
Total Return Bond Fund	0.25%	—	—	—
U.S. Government Securities Fund	0.25%	1.00%	1.00%	—
U.S. Government Securities Ultra-Short Bond Fund	—	—	—	—
Virginia Intermediate Municipal Bond Fund	0.15%	—	—	—
Money Market Fund
Prime Quality Money Market Fund	0.15%	—	0.25%	—

*	Initial Front End Sales Charge for A Shares ranges from 5.75% maximum to 1.50% depending on Fund and breakpoints (outlined in prospectus).

**	The C Shares Contingent Deferred Sales Charge (“CDSC”) will be waived for certain retirement plan providers (“Intermediary”) with whom the Trust has entered into an administrative arrangement under which the Intermediary agrees to provide certain recordkeeping or administrative services. Under such arrangements, the Trust will not pay an upfront commission. Rather, the Trust shall pay (or cause to be paid) asset-based compensation to the Intermediary of up to 1.00% annually of the average daily net assets of the plan assets invested in C Shares of the Funds (of which 0.25% consists of the Distribution Plan service fee).

Other than any portion of the sales charges imposed on purchases, and unless otherwise agreed upon by the Distributor and such broker-dealer the Distributor pays broker-dealers selling C Shares purchased beginning August 1, 2005, an initial payment at the time of sale of 1.00% and annual 12(b)-1 payout effective in the 13th month of 1.00%. The Distributor uses fees it has received from both the distribution plan and from contingent deferred sales charges to make these upfront payments to broker-dealers. If, for any reason, there are insufficient fees available to the Distributor from the distribution plan and the contingent deferred sales charges, to make these payments, the Adviser will provide the Distributor with funds that can, in turn, be used by the Distributor to make these upfront payments to broker-dealers.
Participation Payment Program. The Adviser, the Subadvisers and their affiliates may make payments to certain intermediaries for marketing support services, including business planning assistance, educating dealer personnel about the Funds and shareholder financial planning needs, placement on the intermediary’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer. These payments are made to intermediaries that are registered as holders of record or dealers of record for accounts in a Fund. These payments are generally based on one or more of the following factors: average net assets of the Funds attributable to that intermediary, gross or net sales of the Funds attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment for services rendered. The Adviser, the Subadvisers and their affiliates compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the intermediary. As of July 3, 2009, the following firms were receiving participation payment program payments:

Citigroup Global Markets Inc./Smith Barney*	UBS Financial Services Inc.

*	Citigroup Global Markets Inc. /Smith Barney is an indirect affiliate of Citi Fund Services Ohio, Inc., the administrator for the Trust.

Shareholder Servicing Plans.
A and I Shares. The Trust has adopted a Shareholder Servicing Plan for the A Shares and I Shares of certain of the Funds (the “A Shares and I Shares Servicing Plans”). Under the A Shares and I Shares Servicing Plans, the Funds may pay Intermediaries a fee of up to 0.15% of the average daily net assets attributable to the A Shares and I Shares. Intermediaries may perform, or may compensate other service providers for performing, the following shareholder services: (i) establishing and maintaining accounts and records relating to shareholders; (ii) processing dividend and distribution payments from a Fund on behalf of shareholders; (iii) providing information periodically to shareholders showing their positions in shares and integrating such statements with those of other transactions and balances in shareholders’ other accounts serviced by such intermediary; (iv) arranging for bank wires; (v) responding to shareholder inquiries relating to the services performed; (vi) responding to routine inquiries from shareholders concerning their investment; (vii) providing subacccounting with respect to shares beneficially owned by shareholders, or the information to a Fund necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with service contractors; (x) assisting shareholders in changing dividend options, account designations and addresses; (xi) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (xiii) providing such other similar services as a Fund or its shareholders may reasonable request to the extent the intermediary is permitted to do so under applicable statutes, rules and regulations.
The Funds did not make any payments pursuant to the A Shares and I Shares Servicing Plans for the fiscal years ended March 31, 2009 and March 31, 2008. For the fiscal year ended March 31, 2010, the Funds made the following payments shown below.

	Amount Paid (in thousands) ($)	Amount Paid (in thousands) ($)
Fund	(I Shares)	(A Shares)
Corporate Bond Fund	4	—
Intermediate Bond Fund	265	—
International Equity Index Fund	24	—
Investment Grade Bond Fund	5	6
Investment Grade Tax-Exempt Bond Fund	75	—
Limited Duration Fund	—	—
Limited-Term Federal Mortgage Securities Fund	—	—
Seix Floating Rate High Income Fund	43	3
Seix High Yield Fund	—	—
Short-Term Bond Fund	—	1
Short-Term U.S. Treasury Securities Fund	4	—
Total Return Bond Fund	16	—

	Amount Paid (in thousands) ($)	Amount Paid (in thousands) ($)
Fund	(I Shares)	(A Shares)
Ultra-Short Bond Fund	—	—
U.S. Government Securities Fund	—	—
U.S. Government Securities Ultra Short Bond Fund	184	—
R Shares. The Trust has adopted a Shareholder Servicing Plan for the R Shares of certain of the Funds (the “R Shares Servicing Plan”). Under the R Shares Servicing Plan, the Funds may pay Intermediaries a fee of up to 0.25% of the average daily net assets attributable to the R Shares. Intermediaries may perform, or may compensate other service providers for performing, the following shareholder services: (i) establishing and maintaining accounts and records relating to shareholders; (ii) processing dividend and distribution payments from a Fund on behalf of shareholders; (iii) providing information periodically to shareholders showing their positions in shares and integrating such statements with those of other transactions and balances in shareholders’ other accounts serviced by such intermediary; (iv) arranging for bank wires; (v) responding to shareholder inquiries relating to the services performed; (vi) responding to routine inquiries from shareholders concerning their investment; (vii) providing subacccounting with respect to shares beneficially owned by shareholders, or the information to a Fund necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with service contractors; (x) assisting shareholders in changing dividend options, account designations and addresses; (xi) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (xii) providing such other similar services as a Fund or its shareholders may reasonable request to the extent the intermediary is permitted to do so under applicable statutes, rules and regulations.
The Funds did not make any payments pursuant to the R Shares Servicing Plan for the fiscal years ended March 31, 2009 or March 31, 2008. For the fiscal year ended March 31, 2010, the Funds made the following payments shown below.

Fund	Amount Paid (in thousands) ($)
High Income Fund	—
Intermediate Bond Fund	1
Investment Grade Bond Fund	—
Seix High Yield Fund	—
Total Return Bond Fund	3
Corporate Trust Shares. The Trust has adopted a shareholder service plan for the Institutional U.S. Treasury Securities Money Market Fund’s Corporate Trust Shares (the “Service Plan”). Under the Service Plan, the Institutional U.S. Treasury Securities Money Market Fund will pay financial intermediaries (“Intermediaries”) a fee of up to 0.25% of the average daily net assets attributable to the Corporate Trust Shares. Intermediaries may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.
For the fiscal years ended March 31, 2010, March 31, 2009 and March 31, 2008, the Institutional U.S. Treasury Securities Money Market Fund paid the following amount pursuant to the Service Plan:

Fees – Amount Paid (in thousands)($)			Fees – Amount Waived (in thousands)($)
2010	2009	2008	2010	2009	2008
1,238	1,692	3,362	1,023	162	16

THE TRANSFER AGENT
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent and dividend paying agent to the Trust.
THE CUSTODIAN
SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for all of the Funds except for the Corporate Bond Fund, the International Equity Fund, the International Equity Index Fund, the International Equity 130/30 Fund, the Real Estate 130/30 Fund, the Seix Global Strategy Fund, the U.S. Equity 130/30 Fund and the Institutional Cash Management Money Market Fund. SunTrust Bank is paid on the basis of net assets and transactions costs of the Funds. The custodian is responsible for the safekeeping of the assets of the Funds.
SunTrust Bank also serves as the custodian for the collateral reinvestment account in which collateral on behalf of the Funds’ securities lending program is maintained. In addition, SunTrust Bank provides other services to support the Funds’ securities lending program through periodic monitoring and reporting of certain aspects related to the program including, but not limited to, loan balances of specific borrowers. The information is provided to the Adviser to support its oversight of the program. SunTrust Bank receives an annual fee of approximately $114,000 for these additional services.
Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 serves as custodian for the Corporate Bond Fund, International Equity 130/30 Fund, the International Equity Fund, the International Equity Index Fund, the Real Estate 130/30 Fund, the Seix Global Strategy Fund, the U.S. Equity 130/30 Fund and the Institutional Cash Management Money Market Fund. The custodian is responsible for the safekeeping of the assets of the Funds.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP, located at 41 South High Street, Columbus, OH 43215, serves as the Trust’s independent registered public accounting firm.
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, NW, Washington, DC 20004, serves as legal counsel to the Trust.
TRUSTEES OF THE TRUST
Board Responsibilities. The management and affairs of the Trust and each of the Funds are supervised by the Board under the laws of the Commonwealth of Massachusetts. The Board is responsible for overseeing each of the Funds. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.
Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, Subadvisers, Distributor and Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser and Subadvisers, as applicable, are responsible for the day-to-day management of each Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.
The Trustees’ role in risk oversight begins before the inception of a Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund, as well as proposed investment limitations for the Fund. Additionally, the Adviser and Subadviser, if any, provide the Board with an overview of, among other things, their investment philosophy, brokerage practices, and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer and Deputy Chief Compliance Officer, as well as personnel of the Adviser, Subadviser (if applicable), and other service providers such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the funds may be exposed.
The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and Subadvisers and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreements with the Adviser and Subadvisers, the Board meets with the Adviser and Subadvisers to review the advisory services. Among other things, the Board regularly considers the Adviser’s and Subadvisers’ adherence to the Funds’ investment restrictions and compliance with various policies and procedures and with applicable securities regulations. The Board also reviews information about the Funds’ investments, including, for example, reports on the Adviser’s and Subadvisers’ use of derivatives in managing the Funds, if many, as well as reports on the Funds’ investments in ETFs, if any.
The Trust’s Chief Compliance Officer and Deputy Chief Compliance Officer report regularly to the Board to review and discuss compliance issues and Fund, Adviser and Subadviser risk assessments. At least annually, the Trust’s Chief Compliance Officer or Deputy Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Subadvisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.
The Board receives reports from the Funds’ service providers regarding operational risks and risks relating to the valuation and liquidity of portfolio securities. The Trust’s Valuation Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the Trust’s independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements. From their review of these reports and discussions with the Adviser, Subadvisers, Funds’ President, Funds’ Chief Financial Officer, Chief Compliance Officer and/or Deputy Chief Compliance Officer, independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.
The Board recognizes that not all risks that may affect the Funds can be identified or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Funds’ Adviser, Subadvisers, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available, or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.
Members of the Board. There are seven members of the Board of Trustees, all of whom are not “interested persons” of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). Dr. Sidney E. Harris serves as Chairman of the Board. In his role as Chairman of the Board, Dr. Harris, among other things, presides over board meetings; presides over executive sessions of the Independent Trustees; oversees the development of agendas for board meetings; facilitates communication between the Independent Trustees and management, and among the Independent Trustees; serves as a key point person for dealings between the Independent Trustees and management; and has such other responsibilities as the Board or Independent Trustees determine from time to time.
The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the amount of assets under management in the Trust, and the number of Funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from fund management.
The Board of Trustees has two standing committees, the Audit Committee and Governance and Nominating Committee, which are chaired by an Independent Trustee and composed entirely of Independent Trustees. In addition, the Board oversees the Funds’ Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.
Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust.

				Number of
				Portfolios in
		Term of		the
	Position	Office and		RidgeWorth
Name, Business	Held	Length of		Complex	Other Directorships
Address, State of	With the	Time	Principal Occupation(s)	Overseen by	Held By Trustee During the
Residence, Age	Trust	Served	During the Past 5 Years	Trustees	Past 5 Years
Jeffrey M. Biggar 3435 Stelzer Road Columbus, OH 43219 (Ohio) Age: 60	Trustee	Indefinite; since January 2007	Retired. Chief Operating Officer (Cedar Brook Financial Partners LLC) (March 2008-January 2010), Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2000-2006)	50	GenSpring Trust

George C. Guynn 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 67	Trustee	Indefinite; since January 2008	Retired. President (1996-October 2006) and Chief Executive Officer (1995-October 2006) Federal Reserve Bank of Atlanta	50	Genuine Parts Company; Oxford Industries; John Wieland Homes and Neighborhoods Inc..; Acuity Brands Inc.; GenSpring Trust

Sidney E. Harris 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 61	Trustee	Indefinite; since November 2004	Professor (since 1997), Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University	50	Total System Services, Inc.; GenSpring Trust

				Number of
				Portfolios in
		Term of		the
	Position	Office and		RidgeWorth
Name, Business	Held	Length of		Complex	Other Directorships
Address, State of	With the	Time	Principal Occupation(s)	Overseen by	Held By Trustee During the
Residence, Age	Trust	Served	During the Past 5 Years	Trustees	Past 5 Years
Warren Y. Jobe 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 69	Trustee	Indefinite; since November 2004	Retired. Executive Vice President and Chief Financial Officer, Georgia Power Company (1982-1998) and Senior Vice President, Southern Company (1998-2001)	50	WellPoint, Inc; UniSource Energy Corp.

Connie D. McDaniel 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 52	Trustee	Indefinite; since May 2005	Vice President , Chief of Internal Audit, Corporate Audit Department (August 1, 2009-Present), Vice President Global Finance Transformation (March 2007-July 2009), Vice President and Controller (1999 – February 2007), The Coca-Cola Company	50	None

Clarence H. Ridley 3435 Stelzer Road Columbus, OH 43219 (Georgia) Age: 68	Trustee	Indefinite; since November 2001	Chairman Emeritus (March 2010-Present), Chairman, Havertys Furniture Companies(2001-March 2010)	50	Crawford & Co.; Haverty Furniture Companies

Charles D. Winslow 3435 Stelzer Road Columbus, OH 43219 (Florida) Age: 75	Trustee	Indefinite; since November 2004	Retired. Formerly Partner, Accenture (consulting)	50	None
Individual Trustee Qualifications. The Board has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Board has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.
The Board has concluded that Mr. Biggar should serve as Trustee because of the experience he gained in a variety of roles with different financial and banking institutions, his knowledge of the financial services industry, and the experience he has gained serving as a Trustee of the Trust since 2007.
The Board has concluded that Mr. Guynn should serve as Trustee because of his experience as President and CEO of the Federal Reserve Bank of Atlanta, his knowledge of the financial services industry, and the experience he has gained serving as a Trustee of the Trust since 2008.

The Board has concluded that Dr. Harris should serve as Trustee because of his background in business, his knowledge of the financial services industry, and the experience he has gained serving as a Trustee of the Funds since 2004.
The Board has concluded that Mr. Jobe should serve as Trustee because of the business experience he gained in a variety of roles, his knowledge of the financial services industry, and the experience he has gained serving as a Trustee of the Trust since 2004.
The Board has concluded that Ms. McDaniel should serve as Trustee because of her business, financial and auditing experience, her knowledge of the financial services industry, and the experience she has gained serving as a Trustee of the Trust since 2005.
The Board has concluded that Mr. Ridley should serve as Trustee because of the business experience he gained serving in a number of roles, his knowledge of the financial services industry, and the experience he has gained serving as a Trustee of the Trust since 2001.
The Board has concluded that Mr. Winslow should serve as Trustee because of his business experience and knowledge of the financial services industry and the experience he has gained serving as a Trustee of the Trust since 2004.
In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds. Moreover, references to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.
Board Committees. The Board has established the following committees:
•	Audit Committee. The Board’s Audit Committee is composed exclusively of independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Trust’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firms’ opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and other audit related matters. Messrs. Biggar, Harris and Winslow and Ms. McDaniel currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met twice in the most recently completed fiscal year.

•	Governance and Nominating Committee. The Board’s Governance and Nominating Committee is composed exclusively of independent Trustees of the Trust. The Governance and Nominating Committee operates under a written charter approved by the Board. The purposes of the Governance and Nominating Committee are: to evaluate the qualifications of candidates for Trustee and to make recommendations to the Independent trustees and the entire Board with respect to nominations for Trustee membership on the Board when necessary or considered advisable; to review periodically Board governance practices, procedures and operations and to recommend any appropriate changes to the Board; to review periodically the size and composition of the Board and to make recommendations to the Independent Trustees and the Board as to whether it may be appropriate to add to the membership of the Board; to review as necessary the committees established by the Board and to make recommendations to the Board; to review periodically Trustee compensation and any other benefits and to recommend any appropriate changes to the Board and the Independent Trustees; to review periodically and make recommendations regarding ongoing Trustee education and orientation for new Trustees; to make recommendations regarding any self-assessment conducted by the Board; and to review as necessary any other similar matters relating to the governance of the Trust at the request of any Trustee or on its own initiative. While the Governance and Nominating Committee is solely responsible for the selection and nomination of Trustees, the Committee may consider nominees recommended by shareholders. A nomination submission must be sent in writing to the Governance and Nominating Committee, addressed to the Secretary of the Trust, and must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees. Nomination submissions must also be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. Additional information must be provided regarding the recommended nominee as reasonably requested by the Governance and Nominating Committee. Messrs. Guynn, Harris, Jobe and Ridley currently serve as members of the Nominating Committee. The Governance and Nominating Committee meets periodically as necessary. The Governance and Nominating Committee met twice during the most recently completed fiscal year.

•	Valuation Committee. The Board has established the Trust’s Valuation Committee which is composed of various representatives of the Trust’s service providers, as appointed by the Board. The Valuation Committee operates under procedures approved by the Board. The principal responsibility of the Valuation Committee is to determine the fair value of securities for which current market quotations are not readily available. The Valuation Committee’s determinations are reviewed by the Board. The Valuation Committee meets periodically, as necessary, and met 134 times during the most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of each of the Funds as of June 30, 2010. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

Aggregate Dollar Range of
Shares in All Investment
Companies Overseen By
Trustee in Family of
Trustee	Dollar Range of Fund Shares		Investment Companies
Jeffrey M. Biggar	US Equity 130/30 Fund	$1-$10,000	$50,001-$100,000
	Corp Bond Fund	$10,001-$50,000
	Investment Grade Bond Fund	$1-$10,000
	Select Large Cap Growth Fund	$1-$10,000
	Large Cap Quantitative Equity Fund	$1-$10,000
	Total Return Bond Fund	$1-$10,000
	High Income Fund	$1-$10,000
	Small Cap Value Fund	$1-$10,000
	Small Cap Growth Stock Fund	$1-$10,000

George C. Guynn	None		None

Sidney E. Harris	Investment Grade Tax Exempt Bond Fund	$10,001-$50,000	Over $100,000
	Georgia Tax Exempt Bond Fund	$10,001-$50,000
	Prime Quality Money Market Fund	$50,001-$100,000
	Emerging Growth Stock Fund	$1-$10,000

Warren Jobe	Moderate Allocation Strategy	$10,001-$50,000	Over $100,000
	Small Cap Growth Stock Fund	$10,001-$50,000
RidgeWorth Prime Quality Money
	Market	Over $100,000

Connie D. McDaniel	Prime Quality Money Market Fund	$10,001-$50,000	Over $100,000
	Seix High Yield Fund	$50,001-$100,000
	Floating Rate High Income Fund	$10,001-$50,000
	Investment Grade Bond Fund	$50,001-$100,000

Aggregate Dollar Range of
Shares in All Investment
Companies Overseen By
Trustee in Family of
Trustee	Dollar Range of Fund Shares		Investment Companies

Clarence H. Ridley	Prime Quality Money Market Fund	$10,001-$50,000	Over $100,000
	Floating Rate High Income Fund	$50,001-$100,000
	Investment Grade Bond Fund	$50,001-$100,000
	Seix High Yield Fund	$10,001-$50,000
	Total Return Bond Fund	$50,001-$100,000

Charles D. Winslow	Large Cap Growth Stock Fund	$10,001-$50,000	$50,001-$100,000
	Aggressive Growth Stock Fund	$1-$10,000
	Large Cap Value Equity Fund	$1-$10,000
	Small Cap Growth Stock Fund	$1-$10,000
As of June 30, 2010, the Trustees and Officers as a group owned 1.31% of the Class A Shares of the Large Cap Quantitative Equity Fund. With respect to the I Shares of this Fund and with respect to all other Funds, the Trustees and Officers as a group owned less than 1% of the outstanding shares of each class of each Fund.
As of June 30, 2010, [NAME] owned [ ]% of the [ ] Shares of the [] Fund. With respect to the C Shares and I Shares of those Funds and with respect to the remaining Funds, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of each class of each Fund.
Board Compensation. The table below shows the compensation paid to the Trustees during the fiscal year ended March 31, 2010. The “Fund Complex” referenced in the table consists of the Trust and the RidgeWorth Variable Trust which no longer exists.

		Pension or
		Retirement
	Aggregate	Benefits Accrued	Estimated
	Compensation from	as Part of Fund	Annual Benefits	Total Compensation From
Name of Trustee	the Trust ($)	Expenses	Upon Retirement	the Trust ($)
Jeffrey M. Biggar	113,500	N/A	N/A	113,500
George C. Guynn	113,500	N/A	N/A	113,500
Sidney E. Harris	146,375	N/A	N/A	146,375
Warren Y. Jobe	116,500	N/A	N/A	116,500
Connie McDaniel	116,500	N/A	N/A	116,500
Clarence H. Ridley	113,500	N/A	N/A	113,500
Charles D. Winslow	113,500	N/A	N/A	113,500

Trust Officers. The officers of the Trust, their business addresses, their ages, and their principal occupations for the last five years are set forth below. The officers of the Trust who are employees of the Administrator may also serve as officers to one or more mutual funds for which the Administrator or its affiliates act as administrator or transfer agent. None of the officers receive compensation from the Trust for their services. Officers of the Trust are elected annually by the Board and hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified.

Term of Office
Name, Address	Position(s) Held	and Length
and Ages	with Trust	of Time Served	Principal Occupation(s) During the Past 5 Years
Officers:
Julia R. Short 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 Age: 37	President and Chief Executive Officer	One year; since June 2007	Managing Director, Product Manager, RidgeWorth Investments. (since 2004); Relationship Manager, SEI Investments (financial services) (1994 – 2004)

Patrick A. Paparelli 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 Age: 47	Vice President; Chief Compliance Officer	One year; since May 2008;	Managing Director, Director of Legal and Compliance (since 2001) and Chief Compliance Officer (since July 2004), RidgeWorth Investments

Diana Hanlin 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 Age: 42	Vice President; Deputy Chief Compliance Officer	One year; since May 2008	Director, RidgeWorth Capital Management, Inc. (Since May, 2008); Employee of BB&T Asset Management, Inc. ( 2007 — 2008); Employee of BISYS Fund Services Ohio, Inc. (1996-2007)

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 Age: 46	Treasurer; Chief Financial Officer and Chief Accounting Officer	One year; since March 2007	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc.

Jennifer English 100 Summer Street Suite 1500 Boston, MA 02110 Age: 38	Secretary	One year; since February 2010	Senior Vice President, Regulatory Administration, Citi Fund Services Ohio, Inc. (2005 — present); Assistant Vice President and Assistant Counsel, PFPC, Inc. (2002-2005)

Danio Mastropieri 100 Summer Street Suite 1500 Boston, MA 02110 Age: 37	Assistant Secretary	One year; since February 2010	Vice President, Regulatory Administration, Citi Fund Services Ohio, Inc. (2007 — present); Senior Regulatory Administration Specialist, PFPC, Inc. (2004-2007)
PURCHASING AND REDEEMING SHARES
Purchases and redemptions of shares of the Equity Funds and Fixed Income Funds may be made on any day the New York Stock Exchange (“NYSE”) is open for business. The Trust reserves the right to open the Fixed Income Funds when the principal bond markets are open for business even if the NYSE is closed. Purchases and redemptions of shares of the Money Market Funds may be made on any day the NYSE and the Federal Reserve Bank of New York (the “Fed”) are open for settlement. The Trust reserves the right to open the Money Market Funds when the Fed is open for settlement and/or the principal bond markets are open for business even if the NYSE is closed. Shares of each Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed on the days the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Currently, the Fed and the principal bond markets are closed on the same days that the NYSE is closed except for Good Friday. In addition, the Fed and the principal bond markets are closed on the days that Columbus Day and Veterans Day are observed.
It is currently the Trust’s policy to pay for all redemptions in cash, however, the Trust retains the right to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust’s net assets during any 90-day period. The Board of Trustees has adopted procedures which permit the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust’s investment portfolios.
The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund’s portfolio securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust reserves the right to postpone payment or redemption proceeds for up to seven days if the redemption would harm existing shareholders. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.
The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees or employees of the Adviser and its affiliates. “Immediate Family” means a spouse/domestic partner, mother, father, mother-in-law, father-in-law or children (including step children) age 21 years or under. Currently, the front-end sales charge is waived on A Shares purchased by Trustees, employees of the Adviser, and its affiliates and their respective immediate family members.
The Trust will permit an exchange of C Shares of a Fund for A Shares of the same Fund, and will waive any sales charges that would otherwise apply, for those investors who hold C Shares of the Fund as a result of (i) reinvesting distributions from qualified employee benefit retirement plans and rollovers from IRAs previously with the trust department of a bank affiliated with SunTrust or (ii) investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial, or investment advisory capacity is closed.
Rights of Accumulation. In calculating the appropriate sales charge rate, rights of accumulation allow you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing.
The Funds will combine the value of your current purchases with the current market value of any shares previously purchased for
•	your individual account(s),

•	your spouse’s/domestic partner’s account(s),

•	joint account(s) with your spouse/domestic partner,

•	your minor children’s trust or custodial accounts.
A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. To be entitled to a reduced sales charge based on shares already owned, you must let the Funds know at the time you make the purchase for which you are seeking the reduction that you qualify for such a reduction. You may be required to provide the Funds with your account number(s), account name(s), and copies of the account statements, and if applicable, the account number(s), account name(s), and copies of the account statements, for your spouse/domestic partner and/or children (and provide the children’s ages). A financial institution may require documentation or other information in order to verify your eligibility for a reduced sales charge. The Funds may amend or terminate this right of accumulation at any time.
Letter of Intent. A Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. Reinvested dividends or capital gain distributions do not apply toward these combined purchases. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.
You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Funds to hold in escrow 5.75% for the following Funds:
Aggressive Growth Allocation Strategy
Aggressive Growth Stock Fund
Emerging Growth Stock Fund
Growth Allocation Strategy
International Equity 130/30 Fund
International Equity Fund
International Equity Index Fund
Large Cap Core Equity Fund
Large Cap Growth Stock Fund
Large Cap Quantitative Equity Fund
Large Cap Value Equity Fund
Mid-Cap Core Equity Fund
Mid-Cap Value Equity Fund
Moderate Allocation Strategy
Real Estate 130/30 Fund
Select Large Cap Growth Stock Fund
Small Cap Growth Stock Fund
Small Cap Value Equity Fund
U.S. Equity 130/30 Fund
4.75% for the following Funds:
Georgia Tax-Exempt Bond Fund
High Grade Municipal Bond Fund
High Income Fund
Intermediate Bond Fund
Investment Grade Bond Fund
Investment Grade Tax-Exempt Bond Fund
Conservative Allocation Strategy
Maryland Municipal Bond Fund
North Carolina Tax-Exempt Bond Fund
Seix Global Strategy Fund
Seix High Yield Fund

Corporate Bond Fund
Total Return Bond Fund
U.S. Government Securities Fund
Virginia Intermediate Municipal Bond Fund
And 2.50% for the following Funds:
Limited-Term Federal Mortgage Securities Fund
Seix Floating Rate High Income Fund
Short-Term Bond Fund
Short-Term U.S. Treasury Securities Fund
of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds’ transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).
DETERMINATION OF NET ASSET VALUE
General Policy. Each of the Funds adheres to Section 2(a)(41), and Rules 2a-4 and 2a-7 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts’ Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.
Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except securities traded on NASDQ), including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security’s principal exchange is normally open at that time). If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price, or if such prices are not available, the security will be valued at fair value as determined in good faith by the Trust’s Board of Trustees. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used.
Money Market Securities and other Debt Securities. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust’s Board of Trustees.
The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time) as provided by an independent pricing service approved by the Trust’s Board of Trustees.
Use of Third-Party Pricing Agents. Pursuant to contracts with the Trust’s Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator. If a security price cannot be obtained from an independent pricing service, the Trust’s accounting agent will seek to obtain a bid price from at least one independent broker.

Investments in other investment companies are valued at their respective daily net asset values.
Amortized Cost Method of Valuation. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security’s value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.
A Fund’s use of amortized cost and the maintenance of a Fund’s net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds’ current net asset value per share calculated using available market quotations from the Funds’ amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds one half of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder’s account and to offset each shareholder’s pro rata portion of such loss or liability from the shareholder’s accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.
TAXES
The following is a summary of certain federal income tax considerations generally affecting the Funds and their investors. No attempt is made to present a detailed explanation of the federal tax treatment of a Fund or its investors, and the discussion here and in the Trust’s prospectuses is not intended as a substitute for careful tax planning.
Federal Income Tax
This discussion of federal income tax considerations is based on the Internal Revenue Code of 1986 and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. In order to qualify for treatment as a regulated investment company (“RIC”) under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain) (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships, (ii) at the close of each quarter of a Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund’s taxable year, not more than 25% of the value of the Fund’s assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers, or of one or more qualified publicly traded partnerships, or the securities of one or more qualified publicly traded partnerships.
Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year (and any retained amount from that prior calendar year on which the Fund paid no federal income tax). The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies but can make no assurances that distributions will be sufficient to avoid this tax.
If a Fund fails to maintain qualification as a RIC for a tax year, that Fund will be subject to federal income tax on its taxable income and gains at corporate rates, without any benefit for distributions paid to shareholders, and distributions to shareholders will be taxed as ordinary income to the extent of that Fund’s current and accumulated earnings and profits. In such case, the dividends received deduction generally will be available for eligible corporate shareholders (subject to certain limitations) and the lower tax rates applicable to qualified dividend income would be available to individual shareholders. The board reserves the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.
Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund, and/or defer a Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by a Fund.
With respect to investments in STRIPs, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.
The Fixed Income Funds receive income generally in the form of interest derived from Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to shareholders. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or additional shares. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. In general, the Fixed Income Funds do not expect to realize net-long term capital gains because the Bond Funds and the portion of such Funds’ distributions are expected to be eligible for the corporate dividends received deduction.
The Equity Funds receive income generally in the form of dividends and interest on Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income.
Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to a Fund’s shares. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or in additional shares. The Equity Funds may derive capital gains and losses in connection with sales or other dispositions of each Fund’s portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains regardless of how long you have held your shares in the fund. Currently, the maximum tax rate on long-term capital gains is 15%.
A Fund’s participation in loans of securities may affect the amount, timing and character of distributions to shareholders. If a Fund participates in a securities lending transaction, to the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to such a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain. Such income will also not be qualifying dividends eligible for the dividends received deduction for corporate investors. The Funds expect to use such substitute payments, if any, to satisfy a Fund’s expenses, and therefore expect that their receipt of substitute payments, if any, will not adversely affect the percentage of distributions qualifying as qualified dividend income. Withholding taxes accrued on dividends during the period that any security was not directly held by a Fund will not qualify as a foreign tax paid by a Fund and therefore cannot be passed through to shareholders. As a general practice, the Funds will not recall securities on loan solely to receive income payments to avoid potential tax consequences as no Fund is managed in a tax sensitive style.
Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.
Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.
Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.
If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.
If a shareholder that is a tax-exempt investor (e.g., a pension plan, individual retirement account, 401(k), similar tax-advantaged plan, charitable organization, etc.) incurs debt to finance the acquisition of its shares, a portion of the income received by that shareholder with respect to its shares would constitute unrelated business taxable income (“UBTI”). A tax-exempt investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion. If a charitable remainder trust incurs any UBTI in a taxable year, all of its net income for the taxable year is subject to federal income tax.
Sale, Redemption or Exchange of Fund Shares
Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal, state and local income tax purposes.
Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who holds his or her shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.
In certain cases, a Fund will be required to withhold, at the applicable withholding rates, an amount from any distributions and redemptions to shareholders, and to remit such amount to the Internal Revenue Service (“IRS”) if the shareholder: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the IRS, or (3) has failed to provide the Fund with certain certifications that are required by the IRS, or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).
Tax-Exempt Funds
If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund’s total assets consists of obligations the interest on which is excludable from gross income, such Fund may pay “exempt interest dividends,” as defined in Section 852(b)(5) of the Code, to its shareholders.
As noted in their prospectuses, the Investment Grade Tax-Exempt Bond Fund, and the State Tax-Exempt Bond Funds intend to pay exempt-interest dividends. Exempt-interest dividends are excludable from a shareholder’s gross income for regular federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the “Alternative Minimum Tax”) imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at a maximum rate of 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer’s regular tax liability. The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain “private activity bonds” issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation’s “adjusted current earnings,” as defined in Section 56(g) of the Code, in calculating the corporation’s alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.
Distributions of exempt-interest dividends may result in additional federal income tax consequences to shareholders in tax-exempt funds. For example, interest on indebtedness incurred by shareholders to purchase or carry shares of a tax-exempt fund will not be deductible for federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for “losses incurred” will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the U. S. will be subject to a “branch profits tax” on their “dividend equivalent amount” for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their “passive investment income,” which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual’s “modified adjusted gross income” (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.
A tax-exempt fund may not be an appropriate investment for persons (including corporations and other business entities) who are “substantial users” (or persons related to such users) of facilities financed by industrial development or private activity bonds. A “substantial user” is defined generally to include certain persons who regularly use in a trade or business a facility financed from the proceeds of industrial development bonds or private activity bonds. Such entities or persons should consult their tax advisor before purchasing shares of a tax-exempt fund.
Issuers of bonds purchased by a tax-exempt fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.
The Funds will make annual reports to shareholders of the federal income tax status of all distributions.
In certain cases, a Fund will be required to withhold, at the applicable withholding rates, an amount from any distributions and redemptions to shareholders, and to remit such amount to the Internal Revenue Service (“IRS”) if the shareholder: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the IRS, or (3) has failed to provide the Fund with certain certifications that are required by the IRS, or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).
State Taxes
A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to investors and the ownership of shares may be subject to state and local taxes.
Shareholders are urged to consult their tax advisors regarding state and local taxes affecting an investment in shares of a Fund.
Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association and Fannie Mae securities, bankers’ acceptances, commercial paper and repurchase agreements collaterized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
Foreign Taxes
Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.
If the International Equity, International Equity Index and International Equity 130/30 Funds meet the Distribution Requirement, and if more than 50% of the value of each such Fund’s total assets at the close of their respective taxable years consist of stocks or securities of foreign corporations, each Fund will be eligible to, and intends to, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Funds, subject to certain limitations. Pursuant to the election, each Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder’s federal income tax. If either of the two above-mentioned Funds make the election, such Fund will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.
The International Equity, International Equity Index and International Equity 130/30 Funds’ transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Funds and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.
Excess Inclusion Income of Certain Tax-Exempt Shareholders from an Investment in the Real Estate 130/30 Fund in REITs and REMIC Residual Interests.
Certain tax-exempt shareholders in the Real Estate 130/30 Fund, including qualified pension plans, individual retirement accounts, salary deferral arrangements (401(k)s) and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (UBTI). Under current law, the Fund serves to block UBTI from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax exempt shareholder could realize UBTI by virtue of its investment in the Fund if: (i) the Fund invests in a residual interest in a real estate mortgage investment conduit (REMIC) or in REITs that hold a REMIC residual interest (income that is attributable to these residual interests is referred to in the Internal Revenue Code as an “excess inclusion income”) or (ii) shares in the Fund constitute debt-financed property in the hands of the tax exempt shareholder within the meaning of Internal Revenue Code Section 514(b). In addition, if a REIT, that issues debt securities with more than one maturity, owns a “taxable mortgage pool” within the meaning of Internal Revenue Code Section 7701(i) as a portion of the REIT’s assets, or as a REIT subsidiary, then a portion of the REIT’s income may be treated as if it were an excess inclusion from a REMIC. This income generally is required to be allocated by the Fund to you in proportion to the dividends paid to you with the same tax consequences as if you received the excess inclusion income directly. If you are a tax-exempt shareholder, this excess inclusion income may have a tax consequence to you as discussed below.
Under guidance issued by the IRS, the Fund will be taxed at the highest corporate income tax rate on its excess inclusion income that is allocable to the percentage of its shares held in record name by a “disqualified organization.” Disqualified organizations generally include certain cooperatives, governmental entities and tax-exempt organizations that are exempt from tax on their unrelated business taxable income. To the extent that Fund shares owned by a disqualified organization are held in record name by a broker-dealer or other nominee, the broker-dealer or other nominee would be liable for the corporate level tax on the portion of the Fund’s excess inclusion income allocable to Fund shares held by the broker-dealer or other nominee on behalf of the disqualified organization. The Fund expects that disqualified organizations will own their shares and will not themselves be pass-through entities. Because this tax is imposed at the Fund level, all shareholders, including shareholders that are not disqualified organizations, will bear a portion of the tax cost associated with the Fund’s receipt of excess inclusion income. However, to the extent permissible under the Investment Company Act of 1940, as amended, regulated investment companies such as the Fund are permitted under Treasury Regulations to specially allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.
In addition, with respect to Fund shareholders who are not nominees, for Fund taxable years beginning on or after January 1, 2007, the Fund must report excess inclusion income to shareholders in two cases:
•	If the excess inclusion income received by the Fund from all sources exceeds 1% of the Fund’s gross income, it must inform the non-nominee shareholder of the amount and character of excess inclusion income allocated to them; and

•	If the Fund receives excess inclusion income from a REIT whose excess inclusion income in its most recent tax year ending not later than nine months before the first day of the Fund’s taxable year exceeded 3% of the REIT’s total dividends, the Fund must inform its non-nominee shareholders of the amount and character of the excess inclusion income allocated to them from such REIT.
Any excess inclusion income realized by the Fund and allocated to shareholders under these rules cannot be offset by net operating losses of the shareholders. If the shareholder is a tax-exempt entity and not a “disqualified organization,” then this income is fully taxable as unrelated business taxable income under the Internal Revenue Code. Charitable reminder trusts do not incur UBTI by receiving excess inclusion income from the Fund. If the shareholder is a non-U.S. person, such shareholder would be subject to U.S. federal income tax withholding at a rate of 30% on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty. If the shareholder is a REIT, a regulated investment company, common trust fund or other pass-through entity, such shareholder’s allocable share of the Fund’s excess inclusion income would be considered excess inclusion income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess inclusion income allocated to their owners that are disqualified organizations. Accordingly, investors should be aware that a portion of the Fund’s income may be considered excess inclusion income.
Compliance with these requirements will require the Fund to obtain significant cooperation from any REITs in which it invests. There is no guarantee that the Fund will receive the information that it needs to implement these requirements and report any excess inclusion income to you on a timely basis. The Fund will use its best efforts to meet these requirements, and through the Investment Company Institute, will seek additional guidance from the IRS and the cooperation of REITs in providing excess inclusion income information on a timely basis.
Tax-exempt shareholders should talk to their tax advisors about the implications of these rules on their separate tax situations.
Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of appropriate forms to certify their foreign status and to claim any applicable treaty benefits to which they are entitled.
Investments in U.S. Real Property. The Real Estate 130/30 Fund may invest in equity securities of corporations that invest in U.S. real property, including REITs. The sale of a U.S. real property interest by the Fund, or by a REIT or U.S. real property holding corporation in which the Fund invests, may trigger special tax consequences to the Fund’s non-U.S. shareholders.
The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a RIC that is classified as a qualified investment entity. A “qualified investment entity” includes a RIC if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations.
If the Fund is classified as a qualified investment entity and you are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution, then Fund distributions to you are treated as gain recognized by you from the disposition of a U.S. real property interest (USRPI) to the extent that the distribution is attributable to gain from a sale or disposition of a USRPI by the Fund. This will cause any such distribution to be subject to U.S. withholding tax at a rate of 35%, and require that you file a nonresident U.S. income tax return.
In general, a USRPI includes stock in a U.S. real property holding corporation (USRPHC). A USRPHC is a U.S. corporation more than 50% of the assets of which are interests in U.S. real estate. However, if stock of a class of a USRPHC is publicly traded, stock of such class is treated as a USRPI only if the Fund owns more than 5% of such class of stock. Stock of a U.S. REIT that is a USRPHC is a USRPI if the Fund owns more than 5% of the class of REIT shares, except that if U.S. shareholders control the U.S. REIT, then shares of the REIT are not USRPIs even if the Fund owns more than 5%.
This treatment applies only if you own more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution. These look-through rules and the exemption from withholding for Fund shareholders owning 5% or less of a class of Fund shares sunset on December 31, 2009, except as provided in the next paragraph.
Even if you are a non-U.S. shareholder and do not own more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution, Fund distributions to you that are attributable to gain from disposition of a USRPI by the Fund will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject withholding at 30% or lower treaty rate) if the Fund is classified as a qualified investment entity as described above. This rule sunsets on December 31, 2009, except that distributions you receive of short- or long-term capital gains that are attributable to the sale or disposition of a U.S. real property interest by a REIT in which the Fund invests will continue to be taxable as FIRPTA gain, subject to 35% withholding and a requirement that you file a U.S. nonresident income tax return, so long as the Fund remains a qualified investment entity.
FIRPTA “Wash Sale” Rule. If a non-U.S. shareholder of the Fund, during the 30-day period preceding a Fund distribution that would have been treated as a distribution from the disposition of a U.S. real property interest, acquires an identical stock interest during the 61-day period beginning the first day of such 30-day period preceding the distribution, and does not in fact receive the distribution in a manner that subjects the non-U.S. shareholder to tax under FIRPTA, then the non-U.S. shareholder is required to pay U.S. tax on an amount equal to the amount of the distribution that was not taxed under FIRPTA as a result of the disposition. These Rules also apply to substitute dividend payments and other similar arrangements; the portion of the substitute dividend or similar payment treated as FIRPTA gain equals the portion of the RIC distribution such payment is in lieu of that otherwise would have been treated as FIRPTA gain.
Gain on Sale of Fund Shares As FIRPTA Gain. In addition, a sale or redemption of Fund shares will be FIRPTA gain only if (i) such non-U.S. shareholder owns more than 5% of a class of shares in the Fund, (ii) more than 50% of the Fund’s assets consist of (A) more than 5% interests in publicly traded companies that are U.S. real property holding companies, (B) interests in non-publicly traded companies that are U.S. real property holding companies, and (C) interests in U.S. REITs that are not controlled by U.S. shareholders where the REIT shares are either not publicly traded or are publicly traded and the Fund owns more than 5%, and (iii) non-U.S. shareholders own 50% or more of the value of the Fund shares (requirement (iii) sunsets and does not apply after December 31, 2009).
In the unlikely event a sale of Fund shares results in FIRPTA gain, the gain will be taxed as income “effectively connected with a U.S. trade or business.” As a result, the non-U.S. shareholder will be required to pay U.S. income tax on such gain and file a nonresident U.S. income tax return.
Limitations on Withholding On FIRPTA Gain For Non-U.S. Investors. While the Fund, if classified as a qualified investment entity, will make every effort to identify and pass-through any FIRPTA gain that it receives on Fund investments, and to withhold on distributions of this income paid directly to its non-U.S. shareholders, intermediaries who have assumed tax reporting responsibilities on managed or omnibus accounts may not have the capacity to identify non-U.S. shareholders who are paid distributions containing FIRPTA gain and to properly withhold federal income taxes on these distributions. Shareholders of these accounts should talk to their investment representatives about any additional tax due on FIRPTA gain.
FUND TRANSACTIONS
Brokerage Transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board of Trustees, the Adviser or Subadviser is responsible for placing the orders to execute transactions for a Fund.
In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved. Where possible, the Adviser or the Subadviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. While the Adviser or the Subadviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available due to reasons described herein.
The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Money market and debt securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Certain Funds may also enter into financial futures and option contracts, which normally involve brokerage commissions. The cost of executing fixed income portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.
For the fiscal years ended March 31, 2010, March 31, 2009 and March 31, 2008, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

	Aggregate Dollar Amount of
	Brokerage Commissions Paid ($)
Fund	2010	2009	2008
Aggressive Growth Allocation Strategy	0	0	198
Aggressive Growth Stock Fund	158,949	174,733	309,805
Conservative Allocation Strategy	0	178	0
Corporate Bond Fund	0	1,458	0
Emerging Growth Stock Fund	212,450	184,092	326,544
Georgia Tax-Exempt Bond Fund	0	0	0
Growth Allocation Strategy	239	0	0
High Grade Municipal Bond Fund	0	0	0
High Income Fund	0	0	0
Institutional Cash Management Money Market Fund	0	0	0
Institutional Municipal Cash Reserve Money Market Fund	0	0	0
Institutional U.S. Government Securities Money Market Fund	0	0	0
Institutional U.S. Treasury Securities Money Market Fund	0	0	0
Intermediate Bond Fund	0	14,067	0
International Equity 130/30 Fund	2,394,899	1,535,130	33,827	*
International Equity Fund	749,514	3,114,967	3,859,246
International Equity Index Fund	783,468	753,277	496,517
Investment Grade Bond Fund	0	6,670	0
Investment Grade Tax-Exempt Bond Fund	0	0	0
Large Cap Core Equity Fund	895,945	1,663,380	2,326,184
Large Cap Growth Stock Fund	649,250	651,259	1,708,240
Large Cap Quantitative Equity Fund	472,586	781,165	1,555,391
Large Cap Value Equity Fund	2,945,483	3,322,504	2,105,464
Limited Duration Fund	0	0	0
Limited-Term Federal Mortgage Securities Fund	0	0	0
Maryland Municipal Bond Fund	0	0	0
Mid-Cap Core Equity Fund	228,909	219,414	373,784
Mid-Cap Value Equity Fund	3,707,025	1,757,702	1,272,227

	Aggregate Dollar Amount of
	Brokerage Commissions Paid ($)
Fund	2010	2009	2008
Moderate Allocation Strategy	0	982	0
North Carolina Tax-Exempt Bond Fund	0	0	0
Prime Quality Money Market Fund	0	0	0
Real Estate 130/30 Fund	286,106	98,795	20,096	*
Seix Floating Rate High Income Fund	0	0	0
Seix Global Strategy Fund	0	0	*	*
Seix High Yield Fund	0	0	0
Select Large Cap Growth Stock Fund	155,076	125,553	103,577
Short-Term Bond Fund	0	3	136
Short-Term U.S. Treasury Securities Fund	0	0	0
Small Cap Growth Stock Fund	1,206,700	1,584,818	2,104,421
Small Cap Value Equity Fund	973,879	942,891	1,297,749
Tax-Exempt Money Market Fund	0	0	0
Total Return Bond Fund	0	10,485	0
Ultra-Short Bond Fund	0	0	0
U.S. Equity 130/30 Fund	109,181	48,525	18,777	*
U.S. Government Securities Fund	0	0	0
U.S. Government Securities Money Market Fund	0	0	0
U.S. Government Securities Ultra-Short Bond Fund	2,075	0	0
U.S. Treasury Money Market Fund	0	0	0
Virginia Intermediate Municipal Bond Fund	0	0	0
Virginia Tax-Free Money Market Fund	0	0	0

*	Represents the period from December 26, 2007 (the commencement of operations) through March 31, 2008.

**	Not in operation during the period.
Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds’ Adviser or Subadviser may select a broker based upon brokerage or research services provided to the Adviser or Subadviser. The Adviser or Subadviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser or Subadviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser or Subadviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser or Subadviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.
To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser or Subadviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser or Subadviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser or Subadviser will be in addition to and not in lieu of the services required to be performed by the Funds’ Adviser or Subadviser under the Advisory or Subadvisory Agreement. Any advisory or other fees paid to the Adviser or Subadviser are not reduced as a result of the receipt of research services.
In some cases the Adviser or Subadviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser or Subadviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser or Subadviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser or Subadviser faces a potential conflict of interest, but the Adviser or Subadviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.
From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser or Subadviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).
For the fiscal years ended March 31, 2010, March 31, 2009 and March 31, 2008, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser or Subadviser:

	Total Dollar Amount of				Total Dollar Amount of Transactions
	Brokerage Commissions for				Involving Brokerage Commissions
	Research Services ($)				For Research Services ($)
Fund	2010	2009	2008		2010	2009	2008
Aggressive Growth Stock Fund	150,863	164,360	299,120		137,552,350	168,967,733	368,118,249
Emerging Growth Stock Fund	201,480	172,097	319,050		133,547,185	117,772,648	276,916,476
International Equity Fund	748,595	3,051,186	3,833,659		470,397,755	2,778,498,649	3,508,350,785
International Equity Index Fund	783,468	753,323	498,729		852,457,813	948,101,136	486,498,523
International Equity 130/30 Fund	2,394,899	599,825	13,111	*	2,245,755,252	1,424,235,368	28,087,654	*
Large Cap Core Equity Fund	834,988	1,459,584	1,071,709		770,392,393	1,971,167,229	1,497,041,369
Large Cap Growth Stock Fund	588,413	553,233	638,357		742,172,128	892,280,608	1,146,120,351
Large Cap Quantitative Equity Fund	450,328	673,248	867,840		369,436,309	849,044,541	1,582,366,860
Large Cap Value Equity Fund	2,670,315	2,945,971	1,150,339		2,369,528,067	2,808,542,183	1,486,254,599
Mid-Cap Core Equity	215,278	201,994	149,481		182,460,052	192,558,578	221,613,616
Mid-Cap Value Equity Fund	3,395,010	1,550,183	672,453		2,096,320,372	1,065,611,172	808,248
Real Estate 130/30 Fund	286,106	37,048	7,840	*	181,722,309	71,487,146	24,144,997	*
Select Large Cap Growth Stock Fund	145,971	112,390	43,809		163,580,096	149,639,354	94,902,059
Small Cap Growth Stock Fund	953,067	1,231,703	932,764		606,870,220	1,176,981,591	1,360,762,051
Small Cap Value Equity Fund	810,299	810,645	744,327		531,446,344	523,716,550	675,491,068
U.S. Equity 130/30 Fund	109,181	18,197	7,042	*	105,824,524	42,051,313	26,694,936	*

*	With respect to the 130/30 Funds, represents brokerage commissions paid for research services during the period from December 27, 2007 (the commencement of operations) through March 31, 2008.
Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, the Subadviser or the Distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and rules promulgated by the SEC. Under the 1940 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund if written procedures are in effect expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” For those transactions not occurring on an exchange, the rules generally require that no more than two percent be charged if the sale is effected in connection with a secondary distribution or more than one percent of the purchase or sale price if the sale is effected otherwise. The Trustees, including those who are not “interested persons” of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.
For the fiscal years ended March 31, 2010, March 31, 2009 and March 31, 2008 the Funds paid the following aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown reflect fees paid in connection with Fund repurchase agreement transactions.

					Percentage of Total
					Brokerage				Percentage of Total
	Aggregate Dollar Amount of				Commissions/Fees				Brokerage Transactions
	Brokerage Commissions/Fees				Paid to Affiliated Brokers				Effected Through Affiliated
	Paid to Affiliated Brokers ($)+				(%)++				Brokers (%)
Fund	2010	2009	2008		2010	2009	2008		2010	2009	2008
Aggressive Growth Stock Fund	0	0	0		0	0	0		0	0	0
Corporate Bond Fund	0	0	0		0	0	0		0	0	0
Emerging Growth Stock Fund	0	0	0		0	0	0		0	0	0
Georgia Tax-Exempt Bond Fund	0	0	0		0	0	0		0	0	0
High Grade Municipal Bond Fund	0	0	344		0	0	100		0	0	100
High Income Fund	0	0	865		0	0	100		0	0	100
Institutional Cash Management Money Market Fund	0	0	0		0	0	0		0	0	0
Institutional Municipal Cash Reserve Money Market Fund	0	0	0		0	0	0		0	0	0
Institutional U.S. Government Securities Money Market Fund	7,542	247,775	328,121		100	100	100		100	100	100
Institutional U.S. Treasury Securities Money Market Fund	7,654	422,687	848,773		100	100	100		100	100	100
Intermediate Bond Fund	0	0	0		0	0	0		0	0	0
International Equity 130/30 Fund	0	0	0	*	0	0	0	*	0	0	0	*
International Equity Fund	0	0	0		0	0	0		0	0	0
International Equity Index Fund	0	0	0		0	0	0		0	0	0
Investment Grade Bond Fund	0	0	0		0	0	0		0	0	0
Investment Grade Tax-Exempt Bond Fund	0	0	382		0	0	100		0	0	100

					Percentage of Total
					Brokerage				Percentage of Total
	Aggregate Dollar Amount of				Commissions/Fees				Brokerage Transactions
	Brokerage Commissions/Fees				Paid to Affiliated Brokers				Effected Through Affiliated
	Paid to Affiliated Brokers ($)+				(%)++				Brokers (%)
Fund	2010	2009	2008		2010	2009	2008		2010	2009	2008
Large Cap Core Equity Fund	0	0	0		0	0	0		0	0	0
Large Cap Growth Stock Fund	0	0	0		0	0	0		0	0	0
Large Cap Quantitative Equity Fund	0	0	0		0	0	0		0	0	0
Large Cap Value Equity Fund	0	0	0		0	0	0		0	0	0
Aggressive Growth Allocation Strategy	0	0	0		0	0	0		0	0	0
Conservative Allocation Strategy	0	0	0		0	0	0		0	0	0
Growth Allocation Strategy	0	0	0		0	0	0		0	0	0
Moderate Allocation Strategy	0	0	0		0	0	0		0	0	0
Limited Duration Fund	0	0	0		0	0	0		0	0	0
Limited-Term Federal Mortgage Securities Fund	0	0	0		0	0	0		0	0	0
Maryland Municipal Bond Fund	0	0	0		0	0	0		0	0	0
Mid-Cap Core Equity Fund	0	0	0		0	0	0		0	0	0
Mid-Cap Value Equity Fund	0	0	0		0	0	0		0	0	0
North Carolina Tax-Exempt Bond Fund	0	0	0		0	0	0		0	0	0
Prime Quality Money Market Fund	757	41,002	129,327		100	100	100		100	100	100
Real Estate 130/30 Fund	0	0	0	*	0	0	0	*	0	0	0	*
Seix Floating Rate High Income Fund	0	0	14,589		0	0	100		0	0	100
Seix Global Strategy Fund	0	0	*	*	0	0	*	*	0	0	*	*
Seix High Yield Fund	0	0	8,300		0	0	100		0	0	100
Select Large Cap Growth Stock Fund	0	0	0		0	0	0		0	0	0
Short-Term Bond Fund	0	0	0		0	0	0		0	0	0
Short-Term U.S. Treasury Securities Fund	0	0	0		0	0	0		0	0	0
Small Cap Growth Stock Fund	0	0	0		0	0	0		0	0	0

					Percentage of Total
					Brokerage				Percentage of Total
	Aggregate Dollar Amount of				Commissions/Fees				Brokerage Transactions
	Brokerage Commissions/Fees				Paid to Affiliated Brokers				Effected Through Affiliated
	Paid to Affiliated Brokers ($)+				(%)++				Brokers (%)
Fund	2010	2009	2008		2010	2009	2008		2010	2009	2008
Small Cap Value Equity Fund	0	0	0		0	0	0		0	0	0
Tax-Exempt Money Market Fund	0	0	0		0	0	0		0	0	0
Total Return Bond Fund	0	0	0		0	0	0		0	0	0
U.S. Equity 130/30 Fund	0	0	0	*	0	0	0	*	0	0	0	*
U.S. Government Securities Fund	0	0	0		0	0	0		0	0	0
U.S. Government Securities Money Market Fund	1,863	254,919	296,508		100	100	100		100	100	100
U.S. Government Securities Ultra-Short Bond Fund	0	0	0		0	0	0		0	0	0
U.S. Treasury Securities Money Market Fund	3,045	231,783	387,373		100	100	100		100	100	100
Ultra-Short Bond Fund	0	0	0		0	0	0		0	0	0
Virginia Intermediate Municipal Bond Fund	0	0	0		0	0	0		0	0	0
Virginia Tax-Free Money Market Fund	0	0	0		0	0	0		0	0	0

+	For the fiscal year ended March 31, 2010 the Funds paid affiliated broker SunTrust Robinson Humphrey $20,861 through a reduction in the yield earned by the Funds on those repurchase agreements in aggregate.

++	For most Fixed Income Funds, transactions in repurchase agreements, which are generally traded through an affiliated broker-dealer, are the only transactions that result in the payment of fees. Therefore, it might appear, based on the percentage of commissions/fees paid, that all of the Fixed Income Funds’ portfolio transactions are made through affiliated broker-dealers. However, transactions in repurchase agreements make up only a small part of a Fixed Income Fund’s portfolio transactions.

*	Represents fees paid during the period from December 27, 2007 (the commencement of operations) through March 31, 2008.

**	Not in operation during the period.

PORTFOLIO TURNOVER RATE
Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover. Each Fund’s portfolio turnover rate for the fiscal years ended March 31, 2009 and 2010 is shown in the table below. Variations in turnover rate may be due to market conditions, fluctuating volume of shareholder purchases and redemptions or changes in the Adviser’s investment outlook.

	Turnover Rate (%)
Fund	2010	2009
Aggressive Growth Allocation Strategy	23	25
Aggressive Growth Stock Fund	27	27
Conservative Allocation Strategy	29	48
Corporate Bond Fund[1]	75	357
Emerging Growth Stock Fund	87	71
Georgia Tax-Exempt Bond Fund	45	63
Growth Allocation Strategy	21	28
High Grade Municipal Bond Fund	123	209
High Income Fund	466	368
Intermediate Bond Fund	122	217
International Equity 130/30 Fund[2]	628	491
International Equity Fund	95	193
International Equity Index Fund	36	47
Investment Grade Bond Fund[3]	99	208
Investment Grade Tax-Exempt Bond Fund	169	221
Large Cap Core Equity Fund	81	89
Large Cap Growth Stock Fund	62	85
Large Cap Quantitative Equity Fund	523	500
Large Cap Value Equity Fund	105	114
Limited Duration Fund	124	44
Limited-Term Federal Mortgage Securities Fund	435	337
Maryland Municipal Bond Fund	35	26
Mid-Cap Core Equity Fund	91	52
Mid-Cap Value Equity Fund	195	213
Moderate Allocation Strategy	21	31
North Carolina Tax-Exempt Bond Fund	65	74
Real Estate 130/30 Fund[4]	704	404
Seix Floating Rate High Income Fund	117	226
Seix Global Strategy Fund[5]	—	741
Seix High Yield Fund	116	114
Select Large Cap Growth Stock Fund	65	65

	Turnover Rate (%)
Fund	2010	2009
Short-Term Bond Fund	122	122
Short-Term U.S. Treasury Securities Fund	147	144
Small Cap Growth Stock Fund	103	157
Small Cap Value Equity Fund	62	71
Total Return Bond Fund [6]	326	199
U.S. Equity 130/30 Fund	382	312
U.S. Government Securities Fund	85	130
U.S. Government Securities Ultra-Short Bond	119	92
Ultra-Short Bond Fund	130	88
Virginia Intermediate Municipal Bond Fund	33	20
PORTFOLIO HOLDINGS
The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds’ shareholders, on the one hand, and those of the Funds’ investment adviser, principal underwriter or any affiliated person of the Funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser’s Chief Compliance Officer (the “CCO”) to authorize the release of the Funds’ portfolio holdings, as necessary, in conformity with the foregoing principles and as further described below.
Pursuant to applicable law, each Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). Each Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s public reference room. Information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330. The Funds’ Annual Reports and Semi-Annual Reports are available, free of charge, on the Trust’s website at www.ridgeworth.com.
The Trust’s website will provide complete portfolio holdings for each Fund on the 15th day of each month (or on the next business day should the 15th be other than a business day) as of the end of the most recent month. Information will remain available until updated.
Effective October 7, 2010, as of the September 30, 2010 month-end, portfolio holdings for each Money Market Fund will be available by the 5th business day of each month on the Trust’s website.
Portfolio holdings for previous month-ends are available for each series of the Trust. To request this historical information without charge, call 1-888-784-3863, or write to the Trust at RidgeWorth Funds, c/o Citi Fund Services, Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.
In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as S&P and Morningstar, Inc., may request complete portfolio holdings information in connection

1.	Turnover was higher during 2009 as a result of the Fund’s change in investment strategy when the Strategic Income Fund became the Corporate Bond Fund.

2.	During 2010, equities experienced a significantly higher level of volatility which caused the Fund to trade more frequently then normal.

3.	The Fund ceased using mortgages as an opportunistic allocation in the fall, resulting in lower turnover in the second half of the fiscal year.

4.	During 2010, REITs experienced a significantly higher level of volatility which caused the Fund to trade more frequently than normal.

5.	The SEC man dated portfolio turnover calculation includes longer term securities (defined as greater than 12 months) and excludes short term securities (defined as less than 12 months). During the 2010 period, the Fund held few longer term securities as compared to those held during the 2009 period.

6.	The Fund increased its use of mortgage dollar rolls and took advantage of some of the opportunities available as a result of the market volatility created, in part, by the actions of FNMA & FHLMC.

with rating the Funds. In most cases, portfolio holdings information is provided to ratings agencies by the Trust’s Administrator, Citi Fund Services, Ohio, Inc. Institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a Fund’s portfolio along with related performance attribution statistics. The Trust believes that these third parties, which include affiliated persons, have legitimate objectives in requesting such portfolio holdings information. The Trust may also disclose the portfolio holdings to broker-dealers in order to allow the Funds to potentially sell portfolio securities. The Trust’s policies and procedures provide that the Adviser’s CCO may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is by contractual agreement (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions.
The Trust requires any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept secret and confidential and that such information will be used solely for the purpose of analysis and evaluation of the Funds. Specifically, the confidentiality agreement prohibits anyone in possession of non-public portfolio holdings information from purchasing or selling securities for their own benefit based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform the analysis or evaluation of the Funds.
Currently, the Trust has an arrangement to provide disclosure of portfolio holdings on a weekly basis with a week lag time to S&P. Similarly, the Trust has an arrangement to provide disclosure of portfolio holdings on a monthly basis with a minimum 7 business day lag to Moody’s. In addition, the Trust has arrangements to provide disclosure of portfolio holdings on a periodic basis with no lag time to SunTrust Personal Asset Management and SunTrust Wealth and Investment Management These entities are institutional investors affiliated with the Adviser who request portfolio holdings information to perform due diligence relating to their investments in the Funds.
In addition, the Trust’s service providers, such as the custodian, securities lending agent, prime broker, administrator and transfer agent, may receive portfolio holdings information in connection with their services to the Funds. Financial printers, proxy voting service providers and pricing vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds. The Funds operations are dependent on the services performed by these service providers. Persons employed by these service providers are not required to sign and return a confidentiality agreement, if in the course of normal business the holdings information of the Funds is disclosed, based on the assumption that such persons generally are bound by confidentiality under their respective service agreements. Likewise, certain “temporary insiders,” such as legal counsel and accountants, will not be asked to sign a confidentiality agreement, based on the assumption that they are subject to professional duties of confidentiality.
No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, the Adviser and its affiliates or recipient of the Funds’ portfolio holdings information.
DESCRIPTION OF SHARES
The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.
VOTING RIGHTS
Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each full share held on the record date for any shareholder meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach or maintain a viable size or for some other extraordinary reason.
In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
SHAREHOLDER LIABILITY
The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders’ incurring financial loss for that reason appears remote because the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any investor held personally liable for the obligations of the Trust.
LIMITATION OF TRUSTEES’ LIABILITY
The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.
CODES OF ETHICS
The Board of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Subadvisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. The Code of Ethics adopted by each of these entities governs the manner and extent to which certain persons associated with that entity may invest in securities for their own accounts, including securities that may be purchased or held by the Trust. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Adviser and the Subadvisers are generally prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser and Subadvisers are required to obtain approval before investing in limited offerings. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

PROXY VOTING
The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, summaries of which are included in Appendix B to this SAI.
Information regarding how the Funds’ voted proxies during the most recent twelve-month period ended June 30 has been filed with the SEC on Form N-PX. The Funds’ proxy voting record, along with the Funds’ full proxy voting policies and procedures, is available on the Funds’ website at www.ridgeworth.com, , without charge upon request by calling 1-888-784-3863, or by writing to the Funds at RidgeWorth Funds, c/o Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219. The Funds’ proxy voting record is also available on the SEC’s website at www.sec.gov.
5% AND 25% SHAREHOLDERS
As of June 30, 2010, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the respective Funds. Persons who owned of record or beneficially more than 25% of a Fund’s outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The nature of ownership for each position listed is “Record” unless otherwise indicated. The Trust believes that most of the shares of the Funds were held for the record owner’s fiduciary, agency or custodial customers.

			Percent
Fund, Class and Shareholder Address			Owned
SEIX FLOATING RATE HIGH INCOME FUND — A
LPL FINANCIAL CORPORATION	ONE BEACON STREET	BOSTON MA 02108	34.91%
UBS FINANCIAL SERVICES INC.	1200 HARBOR BLVD	WEEHAWKEN NJ 07087	19.98%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	16.86%
PERSHING LLC	1 PERSHING PLAZA	JERSEY CITY NJ 07399	10.97%
UBS FINANCIAL SERVICES INC.	1200 HARBOR BLVD	WEEHAWKEN NJ 07087	6.14%
UBS FINANCIAL SERVICES INC.	1200 HARBOR BLVD	WEEHAWKEN NJ 07087	5.90%
SEIX FLOATING RATE HIGH INCOME FUND — C
LPL FINANCIAL CORPORATION	ONE BEACON STREET	BOSTON MA 02108	53.13%
PERSHING LLC	1 PERSHING PLAZA	JERSEY CITY NJ 07399	19.79%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	7.39%
MESIROW FINANCIAL, INC.	350 N. CLARK STREET	CHICAGO IL 60610	6.82%

			Percent
Fund, Class and Shareholder Address			Owned
SEIX FLOATING RATE HIGH INCOME FUND — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	31.56%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	18.29%
CHARLES SCHWAB & CO., INC.	101 MONTGOMERY STREET	SAN FRANCISCO CA 94104	16.82%
LPL FINANCIAL CORPORATION	ONE BEACON STREET	BOSTON MA 02108	6.94%
INTERNATIONAL EQUITY 130/30 FUND — A
SCOTTRADE, INC.	12855 FLUSHING MEADOW DR.	ST LOUIS MO 63131	100.00%
INTERNATIONAL EQUITY 130/30 FUND — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	96.26%
U.S. EQUITY 130/30 FUND — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	64.52%
RIDGEWORTH CAPITAL MANAGEMENT INC	50 HURT PLZ SUITE 1400	ATLANTA GA 30303	35.40%
REAL ESTATE 130/30 FUND — A
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	74.73%
MERRILL LYNCH, PIERCE, FENNER & SMITH	4800 DEER LAKE DR E 3RD FLOOR	JACKSONVILLE FL 32246	23.44%
REAL ESTATE 130/30 FUND — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	54.19%
RIDGEWORTH CAPITAL MANAGEMENT INC	50 HURT PLZ SUITE 1400	ATLANTA GA 30303	32.00%
MERRILL LYNCH, PIERCE, FENNER & SMITH	4800 DEER LAKE DR E 3RD FLOOR	JACKSONVILLE FL 32246	13.00%
SMALL CAP GROWTH STOCK FUND — A
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	30.86%

			Percent
Fund, Class and Shareholder Address			Owned
NATIONWIDE INVESTMENT SERVICES CORP.	ONE NATIONWIDE PLAZA 1-13-G1	COLUMBUS OH 43215	19.13%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	85.58%
MID-CAP VALUE EQUITY FUND — C
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	37.70%
MERRILL LYNCH, PIERCE, FENNER & SMITH	4800 DEER LAKE DR E 3RD FLOOR	JACKSONVILLE FL 32246	9.06%
PERSHING LLC	1 PERSHING PLAZA	JERSEY CITY NJ 07399	5.78%
MID-CAP VALUE EQUITY FUND — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	58.77%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	13.91%
CHARLES SCHWAB & CO., INC.	101 MONTGOMERY STREET	SAN FRANCISCO CA 94104	9.54%
WELLS FARGO BANK NA FBO	OMNIBUS ACCOUNT REINV REINV	MINNEAPOLIS MN 55480	6.03%
CORPORATE BOND FUND — C
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	87.98%
CORPORATE BOND FUND — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	63.23%
COMMUNITY FOUNDATION	333 WEST FORT ST SUITE 2010	DETROIT MI 48226	9.30%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	7.77%
KENYON COLLEGE	209 CHASE AVE	GAMBIER OH 43022	7.01%
CHARLES SCHWAB & CO., INC.	101 MONTGOMERY STREET	SAN FRANCISCO CA 94104	5.59%
PRIME QUALITY MONEY MARKET FUND — I
SUNTRUST BANK	P O BOX 105504	ATLANTA GA 303485504	83.52%

			Percent
Fund, Class and Shareholder Address			Owned
SUNTRUST BANK AND VARIOUS BENEFIT PLANS	8515 E ORCHARD RD 2T2	GREENWOOD VILLAGE CO 801115002	8.25%
SUNTRUST BANKS	P O BOX 105870	ATLANTA GA 303485870	7.37%
PRIME QUALITY MONEY MARKET FUND — A
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	99.63%
U.S. GOVT SECURITIES MONEY MARKET FD-I
SUNTRUST BANK	P O BOX 105504	ATLANTA GA 303485504	99.32%
U.S. GOVT SECURITIES MONEY MARKET FD-A
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	99.37%
TAX EXEMPT MONEY MARKET FUND — I
SUNTRUST BANK	P O BOX 105504	ATLANTA GA 303485504	99.98%
TAX EXEMPT MONEY MARKET FUND — A
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	99.71%
INVESTMENT GRADE BOND FUND — I
SUNTRUST BANKS	P O BOX 105870	ATLANTA GA 303485870	34.73%
SUNTRUST BANK AND VARIOUS BENEFIT PLANS	8515 E ORCHARD RD 2T2	GREENWOOD VILLAGE CO 801115002	31.16%
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	23.78%
INVESTMENT GRADE BOND FUND — A
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	22.77%
NATIONWIDE INVESTMENT SERVICES CORP.	ONE NATIONWIDE PLAZA 1-13-G1	COLUMBUS OH 43215	16.24%
UBS FINANCIAL SERVICES INC.	1200 HARBOR BLVD	WEEHAWKEN NJ 07087	6.21%
UBS FINANCIAL SERVICES INC.	1200 HARBOR BLVD	WEEHAWKEN NJ 07087	5.38%

			Percent
Fund, Class and Shareholder Address			Owned
FIRST CLEARING, LLC	ONE NORTH JEFFERSON AVENUE	ST. LOUIS MO 63103	5.14%
INVESTMENT GRADE TAX-EXEMPT BD FD — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	64.21%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	15.24%
CHARLES SCHWAB & CO., INC.	101 MONTGOMERY STREET	SAN FRANCISCO CA 94104	13.15%
INVESTMENT GRADE TAX-EXEMPT BD FD — A
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	53.63%
PERSHING LLC	1 PERSHING PLAZA	JERSEY CITY NJ 07399	8.45%
LARGE CAP GROWTH STOCK FUND — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	68.22%
SUNTRUST BANKS	P O BOX 105870	ATLANTA GA 303485870	26.30%
LARGE CAP GROWTH STOCK FUND — A
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	44.05%
NATIONWIDE INVESTMENT SERVICES CORP.	ONE NATIONWIDE PLAZA 1-13-G1	COLUMBUS OH 43215	6.11%
LARGE CAP VALUE EQUITY FUND — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	73.04%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	9.16%
SUNTRUST BANKS	P O BOX 105870	ATLANTA GA 303485870	8.54%
SUNTRUST BANK AND VARIOUS BENEFIT PLANS	8515 E ORCHARD RD 2T2	GREENWOOD VILLAGE CO 801115002	7.29%
LARGE CAP VALUE EQUITY FUND — A
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	48.42%

			Percent
Fund, Class and Shareholder Address			Owned
NATIONWIDE INVESTMENT SERVICES CORP.	ONE NATIONWIDE PLAZA 1-13-G1	COLUMBUS OH 43215	7.26%
SHORT-TERM U.S. TREASURY SEC FUND — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	77.38%
SUNTRUST BANK AND VARIOUS BENEFIT PLANS	8515 E ORCHARD RD 2T2	GREENWOOD VILLAGE CO 801115002	21.54%
SHORT-TERM U.S. TREASURY SEC FUND — A
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	62.98%
NATIONWIDE INVESTMENT SERVICES CORP.	ONE NATIONWIDE PLAZA 1-13-G1	COLUMBUS OH 43215	18.44%
PERSHING LLC	1 PERSHING PLAZA	JERSEY CITY NJ 07399	13.06%
SHORT-TERM BOND FUND — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	85.06%
SUNTRUST BANKS	P O BOX 105870	ATLANTA GA 303485870	8.83%
SHORT-TERM BOND FUND — A
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	52.88%
NATIONWIDE INVESTMENT SERVICES CORP.	ONE NATIONWIDE PLAZA 1-13-G1	COLUMBUS OH 43215	30.12%
LPL FINANCIAL CORPORATION	ONE BEACON STREET	BOSTON MA 02108	7.69%
MID-CAP CORE EQUITY FUND — I
SUNTRUST BANKS	P O BOX 105870	ATLANTA GA 303485870	54.32%
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	37.71%
SUNTRUST BANK AND VARIOUS BENEFIT PLANS	8515 E ORCHARD RD 2T2	GREENWOOD VILLAGE CO 801115002	6.31%
MID-CAP CORE EQUITY FUND — A
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	65.40%

			Percent
Fund, Class and Shareholder Address			Owned
NATIONWIDE INVESTMENT SERVICES CORP.	ONE NATIONWIDE PLAZA 1-13-G1	COLUMBUS OH 43215	12.15%
HIGH GRADE MUNICIPAL BOND FUND — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	84.10%
MERRILL LYNCH, PIERCE, FENNER & SMITH	4800 DEER LAKE DR E 3RD FLOOR	JACKSONVILLE FL 32246	8.95%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	75.65%
MERRILL LYNCH, PIERCE, FENNER & SMITH	4800 DEER LAKE DR E 3RD FLOOR	JACKSONVILLE FL 32246	13.74%
GEORGIA TAX-EXEMPT BOND FUND — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	98.79%
GEORGIA TAX-EXEMPT BOND FUND — A
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	52.25%
CHARLES SCHWAB & CO., INC.	101 MONTGOMERY STREET	SAN FRANCISCO CA 94104	21.90%
CHARLES SCHWAB & CO., INC.	101 MONTGOMERY STREET	SAN FRANCISCO CA 94104	14.79%
INTERNATIONAL EQUITY INDEX FUND — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	79.52%
SUNTRUST BANKS	P O BOX 105870	ATLANTA GA 303485870	7.12%
SUNTRUST BANK AND VARIOUS BENEFIT PLANS	8515 E ORCHARD RD 2T2	GREENWOOD VILLAGE CO 801115002	5.88%
INTERNATIONAL EQUITY INDEX FUND — A
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	72.31%
FRONTIER TRUST COMPANY FBO	P O BOX 10758	FARGO ND 58106	12.88%
U.S. GOVERNMENT SECURITIES FUND — I
SUNTRUST BANK AND VARIOUS BENEFIT PLANS	8515 E ORCHARD RD 2T2	GREENWOOD VILLAGE CO 801115002	51.66%

			Percent
Fund, Class and Shareholder Address			Owned
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	43.09%
U.S. GOVERNMENT SECURITIES FUND — A
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	54.98%
NATIONWIDE INVESTMENT SERVICES CORP.	ONE NATIONWIDE PLAZA 1-13-G1	COLUMBUS OH 43215	7.07%
NEW YORK LIFE TRUST COMPANY	169 LACKAWANNA AVE 2ND FLOOR	PARSIPPANY NJ 07054	6.74%
LIMITED TERM FEDERAL MORTGAGE SEC — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	59.33%
SUNTRUST BANK AND VARIOUS BENEFIT PLANS	8515 E ORCHARD RD 2T2	GREENWOOD VILLAGE CO 801115002	30.09%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	6.99%
LIMITED TERM FEDERAL MORTGAGE SEC — A
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	58.42%
NATIONWIDE INVESTMENT SERVICES CORP.	ONE NATIONWIDE PLAZA 1-13-G1	COLUMBUS OH 43215	15.17%
LPL FINANCIAL CORPORATION	ONE BEACON STREET	BOSTON MA 02108	14.28%
INTERNATIONAL EQUITY FUND — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	94.39%
INTERNATIONAL EQUITY FUND — A
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	78.17%
NATIONWIDE INVESTMENT SERVICES CORP.	ONE NATIONWIDE PLAZA 1-13-G1	COLUMBUS OH 43215	5.70%
SMALL CAP VALUE EQUITY FUND — C
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	66.98%
AGGRESSIVE GROWTH STOCK FUND — I

			Percent
Fund, Class and Shareholder Address			Owned
SUNTRUST BANKS	P O BOX 105870	ATLANTA GA 303485870	46.65%
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	45.23%
INVESTMENT GRADE BOND FUND — R
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	70.81%
PERSHING LLC	1 PERSHING PLAZA	JERSEY CITY NJ 07399	6.06%
LARGE CAP GROWTH STOCK FUND — C
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	91.27%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	83.11%
SHORT-TERM U.S. TREASURY SEC FUND — C
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	76.35%
PERSHING LLC	1 PERSHING PLAZA	JERSEY CITY NJ 07399	20.20%
SHORT-TERM BOND FUND — C
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	93.89%
MID-CAP CORE EQUITY FUND — C
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	86.12%
U.S. GOVERNMENT SECURITIES FUND — C
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	94.67%
LIMITED TERM FEDERAL MORTGAGE SEC — C
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	90.05%
EMERGING GROWTH STOCK FUND — A
MERRILL LYNCH, PIERCE, FENNER & SMITH	4800 DEER LAKE DR E 3RD FLOOR	JACKSONVILLE FL 32246	60.25%

			Percent
Fund, Class and Shareholder Address			Owned
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	30.87%
SMALL CAP VALUE EQUITY FUND — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	25.30%
CHARLES SCHWAB & CO., INC.	101 MONTGOMERY STREET	SAN FRANCISCO CA 94104	24.21%
SUNTRUST BANK AND VARIOUS BENEFIT PLANS	8515 E ORCHARD RD 2T2	GREENWOOD VILLAGE CO 801115002	16.21%
STATE STREET BANK 10/01/02	105 ROSEMONT AVE	WESTWOOD MA 02090	7.46%
NATIONWIDE INVESTMENT SERVICES CORP.	ONE NATIONWIDE PLAZA 1-13-G1	COLUMBUS OH 43215	5.44%
JPMORGAN CHASE BANK AS TRUSTEE	PO BOX 419784	KANSAS CITY MO 64141	5.06%
EMERGING GROWTH STOCK FUND — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	93.76%
INSTL CASH MGMT MNY MRKT-IS
SUNTRUST BANK	P O BOX 105504	ATLANTA GA 303485504	71.77%
SUNTRUST BANK	303 PEACHTREE ST	ATLANTA GA 30308	18.45%
INST US TREAS SEC MNY MRKT FD-IS
SUNTRUST BANK	MAIL CENTER 3133	ATLANTA GA 303485504	42.79%
SUNTRUST BANK	303 PEACHTREE ST	ATLANTA GA 30308	33.62%
HARE & CO	111 SANDERS CREEK PKWY	EAST SYRACUSE NY 13057	13.76%
GOLDMAN SACHS GLOBAL CASH SERVICES	71 S WACKER SUITE 500	CHICAGO IL 60606	8.02%
SMALL CAP GROWTH STOCK FUND — C
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	70.97%
SCOTT & STRINGFELLOW, INC.	909 E MAIN STREET	RICHMOND VA 23219	7.86%

			Percent
Fund, Class and Shareholder Address			Owned
SMALL CAP GROWTH STOCK FUND — I
WELLS FARGO BANK TRUSTEE	8515 E ORCHARD RD 2T2	GREENWOOD VILLAGE CO 80111	29.94%
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	24.80%
SUNTRUST BANKS	P O BOX 105870	ATLANTA GA 303485870	21.61%
SUNTRUST BANK AND VARIOUS BENEFIT PLANS	8515 E ORCHARD RD 2T2	GREENWOOD VILLAGE CO 801115002	7.48%
HIGH INCOME FUND — I
CHARLES SCHWAB & CO., INC.	101 MONTGOMERY STREET	SAN FRANCISCO CA 94104	35.75%
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	16.10%
SUNTRUST BANK AND VARIOUS BENEFIT PLANS	8515 E ORCHARD RD 2T2	GREENWOOD VILLAGE CO 801115002	9.69%
INDEPENDENCE TRUST	325 BRIDGE STREET	FRANKLIN TN 370682188	9.11%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	7.51%
STRAFE CO	P O BOX 6924	NEWARK DE 197146924	7.29%
SELECT LARGE CAP GROWTH STOCK — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	92.82%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	92.70%
LARGE CAP QUANTITATIVE EQUITY FUND — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	96.19%
HIGH INCOME FUND — R
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	90.18%
HIGH INCOME FUND — A
US BANK NA	PREMIER	MILWAUKEE WI 532011787	47.06%

			Percent
Fund, Class and Shareholder Address			Owned
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	11.65%
LPL FINANCIAL CORPORATION	ONE BEACON STREET	BOSTON MA 02108	5.63%
PERSHING LLC	1 PERSHING PLAZA	JERSEY CITY NJ 07399	5.11%
AGGRESSIVE GROWTH ALLOCATION STRATEGY-A
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	91.59%
PERSHING LLC	1 PERSHING PLAZA	JERSEY CITY NJ 07399	7.02%
AGGRESSIVE GROWTH ALLOCATION STRATEGY-C
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	89.63%
FIRST CLEARING, LLC	ONE NORTH JEFFERSON AVENUE	ST. LOUIS MO 63103	6.91%
CONSERVATIVE ALLOCATION STRATEGY — A
ORCHARD TRUST CO LLC TRUST CUST	8515 E ORCHARD RD 2T2	GREENWOOD VILLAGE CO 80111	42.92%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	20.61%
PERSHING LLC	1 PERSHING PLAZA	JERSEY CITY NJ 07399	8.54%
WELLS FARGO INVESTMENTS, LLC	625 MARQUESTTED AVE 12TH FLOOR	MINNEAPOLIS MN 55402	5.98%
CONSERVATIVE ALLOCATION STRATEGY — I
SUNTRUST BANK AND VARIOUS BENEFIT PLANS	8515 E ORCHARD RD 2T2	GREENWOOD VILLAGE CO 801115002	44.95%
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	21.67%
ORCHARD TRUST CO LLC TRUST CUST	8515 E ORCHARD RD 2T2	GREENWOOD VILLAGE CO 80111	13.44%
MERRILL LYNCH, PIERCE, FENNER & SMITH	4800 DEER LAKE DR E 3RD FLOOR	JACKSONVILLE FL 32246	10.47%
CONSERVATIVE ALLOCATION STRATEGY — C
FIRST CLEARING, LLC	ONE NORTH JEFFERSON AVENUE	ST. LOUIS MO 63103	43.35%

			Percent
Fund, Class and Shareholder Address			Owned
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	25.54%
PERSHING LLC	1 PERSHING PLAZA	JERSEY CITY NJ 07399	6.06%
GROWTH ALLOCATION STRATEGY — C
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	96.17%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	94.46%
MODERATE ALLOCATION STRATEGY — A
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	82.07%
ORCHARD TRUST CO LLC TRUST CUST	8515 E ORCHARD RD 2T2	GREENWOOD VILLAGE CO 80111	8.17%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	90.83%
MARYLAND MUNICIPAL BOND FUND — A
PERSHING LLC	1 PERSHING PLAZA	JERSEY CITY NJ 07399	6.21%
MODERATE ALLOCATION STRATEGY — C
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	88.85%
NORTH CAROLINA TAX-EXEMPT BOND FUND — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	97.77%
NORTH CAROLINA TAX EXEMPT BOND FD — A
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	87.74%
PERSHING LLC	1 PERSHING PLAZA	JERSEY CITY NJ 07399	6.62%
MERRILL LYNCH, PIERCE, FENNER & SMITH	4800 DEER LAKE DR E 3RD FLOOR	JACKSONVILLE FL 32246	5.63%
MID-CAP VALUE EQUITY FUND — A
HARTFORD LIFE INSURANCE COMPANY	1 GRIFFIN ROAD NORTH	WINDSOR CT 060951512	28.65%

			Percent
Fund, Class and Shareholder Address			Owned
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	12.20%
NEW YORK LIFE TRUST COMPANY	169 LACKAWANNA AVE 2ND FLOOR	PARSIPPANY NJ 07054	7.46%
SMALL CAP VALUE EQUITY FUND — A
HARTFORD LIFE INSURANCE COMPANY	1 GRIFFIN ROAD NORTH	WINDSOR CT 060951512	47.37%
PERSHING LLC	1 PERSHING PLAZA	JERSEY CITY NJ 07399	7.86%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	6.51%
GPC SECURITIES, INC.	715 PEACHTREE ST. N.E. 10TH FLOOR	ATLANTA GA 30308	6.24%
VALLEE CO FBO 4B	11270 W PARK PL STE 400	MILWAUKEE WI 53224	5.44%
CORPORATE BOND FUND — A
LPL FINANCIAL CORPORATION	ONE BEACON STREET	BOSTON MA 02108	41.10%
PERSHING LLC	1 PERSHING PLAZA	JERSEY CITY NJ 07399	22.17%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	16.99%
GFR RETIREMENT SAVINGS PLAN	153 PONCE DE LEON AVE 8TH FLOOR	SAN JUAN PR 00917	13.77%
LARGE CAP QUANTITATIVE EQUITY FUND — A
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	89.77%
ROBERT F ASARO	8550 N HICKORY ST APT 321	KANSAS CITY MO 641554122	5.61%
SELECT LARGE CAP GROWTH STOCK — A
MORGAN STANLEY SMITH BARNEY LLC	2000 WESTCHESTER AVE LD	PURCHASE NY 10577	58.00%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	34.46%
STERNE, AGEE & LEACH, INC.	813 SHADES CREEK PKWY	BIRMINGHAM AL 35209	6.11%
US TREASURY MONEY MARKET FUND — A

			Percent
Fund, Class and Shareholder Address			Owned
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	99.07%
TOTAL RETURN BOND FUND — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	70.44%
CHARLES SCHWAB & CO., INC.	101 MONTGOMERY STREET	SAN FRANCISCO CA 94104	5.46%
TOTAL RETURN BOND FUND — A
TAYNIK & CO	1200 CROWN COLONY DRIVE	QUINCY MA 02169	18.82%
FRONTIER TRUST COMPANY FBO	P O BOX 10758	FARGO ND 58106	8.20%
STERNE, AGEE & LEACH, INC.	813 SHADES CREEK PKWY	BIRMINGHAM AL 35209	7.72%
ORCHARD TRUST CO LLC TRUST CUST	8515 E ORCHARD RD 2T2	GREENWOOD VILLAGE CO 80111	6.05%
TOTAL RETURN BOND FUND — R
LPL FINANCIAL CORPORATION	ONE BEACON STREET	BOSTON MA 02108	47.84%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	32.67%
RAYMOND JAMES FINANCIAL SERVICES, INC.	880 CARRILON PARKWAY	SAINT PETERSBURG FL 33716	5.95%
LIMITED DURATION FUND — I
SEIX ADVISORS AS MANAGER	10 MOUNTAINVIEW RD STE C200	UPPER SADDLE RIVER NJ 074581937	48.39%
SEIX ADVISORS AS MANAGER	10 MOUNTAINVIEW RD STE C200	UPPER SADDLE RIVER NJ 074581937	30.30%
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	15.71%
SEIX ADVISORS AS MANAGER	10 MOUNTAINVIEW RD STE C200	UPPER SADDLE RIVER NJ 074581937	5.57%
INTERMEDIATE BOND FUND — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	62.19%
CHARLES SCHWAB & CO., INC.	101 MONTGOMERY STREET	SAN FRANCISCO CA 94104	22.15%

			Percent
Fund, Class and Shareholder Address			Owned
INTERMEDIATE BOND FUND — A
FIFTH THIRD BANK TTEE	PO BOX 3385	CINCINNATI OH 45263	14.55%
NEW YORK LIFE TRUST COMPANY	169 LACKAWANNA AVE 2ND FLOOR	PARSIPPANY NJ 07054	12.54%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	10.91%
ORCHARD TRUST CO LLC TRUST CUST	8515 E ORCHARD RD 2T2	GREENWOOD VILLAGE CO 80111	9.28%
MG TRUST COMPANY	SUITE 300	DENVER CO 80202	5.82%
INTERMEDIATE BOND FUND — R
TAYNIK & CO	1200 CROWN COLONY DRIVE	QUINCY MA 02169	73.62%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	10.37%
SEIX HIGH YIELD FUND — I
WELLS FARGO BANK NA FBO	OMNIBUS ACCOUNT REINV REINV	MINNEAPOLIS MN 55480	23.87%
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	10.93%
CHARLES SCHWAB & CO., INC.	101 MONTGOMERY STREET	SAN FRANCISCO CA 94104	10.13%
NOVA SCOTIA TEACHERS PENSION FUND	1949 UPPER WATER STREET	HALIFAX NOVA SCOTIA B3J-3N3	8.06%
NS PUBLIC SERVICE SUPERANNUATION FUND	1949 UPPER WATER STREET	HALIFAX NOVA SCOTIA B3J-3N3	6.84%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	5.01%
SEIX HIGH YIELD FUND — A
TD AMERITRADE CLEARING, INC.	1005 NORTH AMERITRADE PLACE	BELLEVUE NE 68005	38.75%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	31.28%
SEIX HIGH YIELD FUND — R
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	55.09%

			Percent
Fund, Class and Shareholder Address			Owned
UBS FINANCIAL SERVICES INC.	1200 HARBOR BLVD	WEEHAWKEN NJ 07087	6.90%
INST MUNI CASH RESERVE MM — IS
SUNTRUST BANK	MAIL CENTER 3133	ATLANTA GA 303485504	100.00%
US GOVT SECURITIES ULTRA SHORT BOND FD-I
CHARLES SCHWAB & CO., INC.	101 MONTGOMERY STREET	SAN FRANCISCO CA 94104	57.25%
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	18.51%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	10.45%
ULTRA SHORT BOND FUND — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	67.25%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	12.66%
SAXON CO	P O BOX 7780-1888	PHILADELPHIA PA 19182	9.52%
STATE STREET BANK AS CUSTODIAN	125 SUNNYNOLL CT STE 200	WINSTON-SALEM NC 27106	5.66%
INSTL US TREAS SEC MNY MKT FD-CT
SUNTRUST BANK	MAIL CENTER 3133	ATLANTA GA 303485504	99.99%
INSTL US GOVT SEC MNY MRKT FD-IS
SUNTRUST BANK	MAIL CENTER 3133	ATLANTA GA 303485504	75.57%
INSTL US GOVT SEC MNY MRKT FD-IS
SUNTRUST BANK	303 PEACHTREE ST	ATLANTA GA 30308	13.18%
MODERATE ALLOCATION STRATEGY — I
SUNTRUST BANK AND VARIOUS BENEFIT PLANS	8515 E ORCHARD RD 2T2	GREENWOOD VILLAGE CO 801115002	93.54%
GROWTH ALLOCATION STRATEGY — I

			Percent
Fund, Class and Shareholder Address			Owned
SUNTRUST BANK AND VARIOUS BENEFIT PLANS	8515 E ORCHARD RD 2T2	GREENWOOD VILLAGE CO 801115002	97.09%
AGGRESSIVE GROWTH ALLOCATION STRATEGY-I
SUNTRUST BANK AND VARIOUS BENEFIT PLANS	8515 E ORCHARD RD 2T2	GREENWOOD VILLAGE CO 801115002	83.45%
ORCHARD TRUST CO LLC TRUST CUST	8515 E ORCHARD RD 2T2	GREENWOOD VILLAGE CO 80111	7.55%
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	7.15%
US TREASURY MONEY MARKET FUND — I
SUNTRUST BANK	MAIL CENTER 3133	ATLANTA GA 303485504	98.35%
VIRGINIA TAX FREE MONEY MARKET — I
SUNTRUST BANK	MAIL CENTER 3133	ATLANTA GA 303485504	78.08%
GOLDMAN SACHS GLOBAL CASH SERVICES	71 S WACKER SUITE 500	CHICAGO IL 60606	21.91%
VIRGINIA TAX FREE MONEY MARKET — A
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	99.93%
VIRGINIA INTERMEDIATE MUNICIPAL BOND-I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	95.37%
VIRGINIA INTERMEDIATE MUNICIPAL BOND-A
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	83.25%
TD AMERITRADE CLEARING, INC.	1005 NORTH AMERITRADE PLACE	BELLEVUE NE 68005	5.15%
MARYLAND MUNICIPAL BOND FUND — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	99.45%
LARGE CAP CORE EQUITY FUND — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	60.83%

			Percent
Fund, Class and Shareholder Address			Owned
SUNTRUST BANKS	P O BOX 105870	ATLANTA GA 303485870	21.29%
SUNTRUST BANK AND VARIOUS BENEFIT PLANS	8515 E ORCHARD RD 2T2	GREENWOOD VILLAGE CO 801115002	7.29%
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	6.78%
LARGE CAP CORE EQUITY FUND — A
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	65.85%
NATIONWIDE INVESTMENT SERVICES CORP.	ONE NATIONWIDE PLAZA 1-13-G1	COLUMBUS OH 43215	12.71%
LARGE CAP CORE EQUITY FUND — C
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	93.91%
SEIX GLOBAL STRATEGY FUND — I
SEI PRIVATE TRUST CO	ONE FREEDOM VALLEY DRIVE	OAKS PA 19456	35.78%
SEIX ADVISORS AS MANAGER	10 MOUNTAINVIEW RD STE C200	UPPER SADDLE RIVER NJ 074581937	14.62%
SEIX ADVISORS AS MANAGER	10 MOUNTAINVIEW RD STE C200	UPPER SADDLE RIVER NJ 074581937	14.41%
SEIX ADVISORS AS MANAGER	10 MOUNTAINVIEW RD STE C200	UPPER SADDLE RIVER NJ 074581937	9.70%
SEIX ADVISORS AS MANAGER	10 MOUNTAINVIEW RD STE C200	UPPER SADDLE RIVER NJ 074581937	7.57%
C O PEOPLE S UNITED BANK	2 BURLINGTON SQ	BURLINGTON VT 05402	6.46%
SEIX ADVISORS AS MANAGER	10 MOUNTAINVIEW RD STE C200	UPPER SADDLE RIVER NJ 074581937	5.22%
PRIME QUALITY MONEY MARKET FUND — C
NATIONAL FINANCIAL SERVICES LLC	200 LIBERTY STREET	MANHATTAN NY 10281	95.09%
FINANCIAL STATEMENTS
The financial statements for the Trust’s fiscal year ended March 31, 2010 including notes thereto and the reports of PricewaterhouseCoopers LLP thereon, are incorporated into this Statement of Additional Information by reference from the 2010 Annual Report to Shareholders. Copies of the 2010 Annual Report will be provided without charge to each person receiving this Statement of Additional Information.

APPENDIX A

INVESTMENT RATINGS
STANDARD & POOR’S (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.
SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns “dual” ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols (i.e., SP-1+/A-1+).
S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1—A Short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2—A Short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
S&P LONG-TERM DEBT RATINGS
AAA—Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA—Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A—High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB—Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB—Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.
B—Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
CCC, CC, C—High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.
D—In payment default. The ‘D’ rating category is used when payments on a financial commitment are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on a financial commitment are jeopardized.
MOODY’S INVESTORS SERVICE (MOODY’S) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody’s short-term ratings are designated Moody’s Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1—This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2—This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
MOODY’S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
MOODY’S COMMERCIAL PAPER (CP) RATINGS
Prime-1—Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.
Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.
Prime-2—Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation.

Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
MOODY’S LONG-TERM DEBT RATINGS
Aaa—Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa—Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A—Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa—Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba—Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B—Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa—Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca—Bonds and preferred stock which are rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C—Bonds and preferred stock which are rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
NR—Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody’s with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1)—The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody’s.

NR(2)—The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody’s.
NR(3)—The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody’s.
FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS
F-1—Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the “best” credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a “+” is added to the assigned rating.
F-2—Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.
F-3—Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.
FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1—Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the “best” credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a “+” is added to the assigned rating.
F-2—Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.
FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA—Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA—Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A—High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB—Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.
BB—Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.

B—Highly Speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all Dominion Bond Rating Service (“DBRS”) rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.
R-1 (high) Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an “R-1 (high),” few entities are strong enough to achieve this rating.
R-1 (middle) Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits to only a small degree. Given the extremely tough definition which DBRS has for the “R-1 (high)” category (which few companies are able to achieve), entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.
R-1 (low) Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.
R-2 (high), R-2 (middle), R-2 (low) Short-term debt rated “R-2” is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the “R-2” classification are not as strong as those in the “R-1” category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an “R-1 credit”. Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.
DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.
“AAA” Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

“AA” Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.
“A” Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the “A” category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.
“BBB” Bonds rated “BBB” are of adequate credit quality, with acceptable protection of principal and interest; Issuers in this category are fairly susceptible to adverse changes in financial and economic conditions.
“BB” Bonds rated “BBB” are of speculative credit quality, with uncertain protection of principal and interest, particularly during periods of economic recession.
“B” Bonds rated “B” are of highly speculative credit quality, with a reasonably high level of uncertainty as to the ability of the issuers to pay principal and interest on a continuing basis in the future, especially in periods of economic recession or industry adversity.
“CCC, CC, C” Bonds rated “CCC, CC, or C” are of very highly speculative credit quality, with principal and interest being in danger of default. In practice, there is little difference between the categories.
“D” For bonds rated “D,” the issuer has either not met a scheduled payment of principal or interest or interest issuer has made it clear that it will miss such a payment in the near future.
“High” or “low” grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.
A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its obligations having maturities generally less than one year, such as commercial paper.
AMB-1+—Strongest. Assigned to issues where the issuer has, in A.M. Best’s opinion, the strongest ability to repay short-term debt obligations.
AMB-1—Outstanding. Assigned to issues where the issuer has, in A.M. Best’s opinion, an outstanding ability to repay short-term debt obligations.
AMB-2—Satisfactory. Assigned to issues where the issuer has, in A.M. Best’s opinion, a satisfactory ability to repay short-term debt obligations.
AMB-3—Adequate. Assigned to issues where the issuer has, in A.M. Best’s opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.
A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer’s ability to meet its financial obligations to security holders when due. These ratings are assigned to debt and preferred stock issues.

aaa—Exceptional. Assigned to issues where the issuer has, in A.M. Best’s opinion, an exceptional ability to meet the terms of the obligation.
aa—Very Strong. Assigned to issues where the issuer has, in A.M. Best’s opinion, a very strong ability to meet the terms of the obligation.
a—Strong. Assigned to issues where the issuer has, in A.M. Best’s opinion, a strong ability to meet the terms of the obligation.
bbb—Adequate. Assigned to issues where the issuer has, in A.M. Best’s opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.
bb —Speculative. Assigned to issues where the issuer has, in A.M. Best’s opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes.
b—Very Speculative. Assigned to issues where the issuer has, in A.M. Best’s opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.
ccc,cc, c— Extremely Speculative. Assigned to issues where the issuer has, in A.M. Best’s opinion, extremely speculative credit characteristics, generally due to a minimal margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.
d—In Default. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.
Ratings from “aa” to “ccc” may be enhanced with a “+” (plus) or “-” (minus) to indicate whether credit quality is near the top or bottom of a category. A company’s Long-Term Credit Rating also may be assigned an Under Review modifier(“u”) that generally is event-driven (positive, negative or developing) and indicates that the company’s A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an (“i”) denote indicative ratings. Ratings may also be assigned a Public Data modifier (“pd”) which indicates that a company does not subscribe to A.M. Best’s interactive rating process.
A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company’s rating for an intermediate period, generally defined as the next 12 to 36 months. Public Data Ratings are not assigned an Outlook. Ratings Outlooks are as follows:
Positive—Indicates a company’s financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.
Negative—Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.
Stable—Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

APPENDIX B

RIDGEWORTH CAPITAL MANAGEMENT, INC. PROXY DISCLOSURE TO THE RIDGEWORTH
FUNDS SHAREHOLDERS
Dear Shareholders:
Securities and Exchange Commission rules under the Investment Advisers Act of 1940 and the Investment Company Act of 1940 address an investment adviser’s fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under our current contractual agreement, RidgeWorth Capital Management, Inc. (“RidgeWorth”), is authorized to vote proxies on behalf of the RidgeWorth Funds.
The rules require an investment company to adopt policies and procedures reasonably designed to ensure that the fund: 1) votes proxies in the best interests of clients; 2) discloses information about those policies and procedures and how to obtain copies; 3) discloses how clients may obtain information about proxy votes cast; and 4) maintains appropriate records relating to actual proxy voting.
The RidgeWorth Funds’ board has delegated voting authority to RidgeWorth and accordingly has adopted RidgeWorth’s proxy voting policies.
RidgeWorth’s existing Proxy Voting Committee (“Committee”) is structured to seek to ensure compliance with all of the requirements. After an extensive review, the Committee determined that the use of a professional proxy voting administration servicing agency would be the most efficient and effective course of action to accommodate certain portions of the regulations. The Committee conducted comprehensive due diligence of the most established and capable proxy voting servicing agencies in the industry and chose to hire Glass Lewis & Co. as RidgeWorth’s agent to assist us with meeting the administrative, clerical, functional, and recordkeeping aspects of our fiduciary obligations.
Several of the determining factors in choosing Glass Lewis & Co. as an agent to provide such services included its excellent research tools and advanced, state of the art technical capabilities and large scale system support required to accommodate an advisor of our size.
The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company’s organizational structure, executive and operational management, structure of the board of directors, corporate culture and governance process, and the impact of economic, environmental and social implications remain key elements in all voting decisions. Management believes that it is in the best interest of shareholders to abstain from voting shares of securities in countries that participate in share blocking.

To address material conflicts of interest, as defined by SEC regulations, involving RidgeWorth relationships, the Committee will engage the services of an independent fiduciary voting service to vote on any proxies for securities for which the Committee determines a material conflict of interest exists so as to provide shareholders with the most beneficial and objective proxy voting possible.
Material conflicts might occur, for example, (1) in the case of securities of a company where a director or officer may serve as an independent director on RidgeWorth’s, SunTrust Banks, Inc. (“SunTrust”) or a related SunTrust affiliate’s board of directors or (2) where an issuer has substantial banking or other financial relationships with RidgeWorth and/or SunTrust, or a SunTrust affiliate.
If the Committee engages an independent fiduciary voting service to perform the voting analysis, Glass Lewis & Co., as our agent for administrative, clerical and recordkeeping proxy services, will then vote the shares according to the directions of the independent fiduciary. RidgeWorth will have no power to participate in, alter or change the decision or final vote for any proxy matters entrusted to the properly appointed independent fiduciary.
Please be assured that although RidgeWorth has engaged Glass Lewis & Co. to assist with physical proxy voting matters, we retain the primary obligation of proxy voting and will review all issues and actively monitor all information prior to determining each vote placed on behalf of shareholders. RidgeWorth will continue to utilize available resources in order to make well-informed, qualified proxy vote decisions.
Further information, such as copies of RidgeWorth’s Proxy Policies and Procedures and voting records of the RidgeWorth Funds, may be obtained without charge by contacting the RidgeWorth Funds by telephone at 1-800-874-4770, Option 5 or by visiting www.ridgeworthfunds.com. The policies and procedures are also available in the RidgeWorth Funds’ Statement of Additional Information. Actual voting records will also be filed and available on the SEC’s website.
Again, please know that, as with all matters relating to the RidgeWorth Funds, we at RidgeWorth take our fiduciary proxy voting obligations very seriously, and will continue to do our utmost to protect the interests of each and every shareholder.
Regards,
RidgeWorth Capital Management, Inc.

RidgeWorth Capital Management, Inc. Proxy Policy
RidgeWorth Capital Management, Inc (“RidgeWorth” or “the Firm”) has a Proxy Committee (“Committee”) that is responsible for establishing policies and a procedure designed to enable the Firm to ethically and effectively discharge its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and funds. Annually (or more often as needed), the Committee will review, reaffirm and/or amend guidelines, strategies and proxy policies for all domestic and international client accounts, funds and product lines.
After an extensive review of established service providers including size, experience and technical capabilities, the Firm contracted with Glass Lewis & Co. as its agent to provide certain administrative, clerical, functional recordkeeping and support services related to the firm’s proxy voting processes/procedures, which include, but are not limited to:
1. The collection and coordination of proxy material from each custodian for each the Firm client’s account(s),
2. The facilitation of the mechanical act of proxy voting, reconciliation, and disclosure for each of the Firm’s client’s account(s), in accordance with the Firm’s proxy policies and the Committee’s direction.
3. Required record keeping and voting record retention of all the Firm proxy voting on behalf the Firm’s clients.
As reflected in the Firm’s proxy policies, the Committee will affirmatively vote proxies for proposals that it interprets are deemed to be in the best economic interest of its clients as shareholders and beneficiaries to those actions.
The Committee will retain the ability to consider client specific preferences and/or develop and apply criteria unique to its client base and product lines, where appropriate. As needed, this information will be communicated to Glass Lewis as the Firm’s agent so that the relative shares proxies will be voted accordingly. The Committee has reviewed Glass Lewis’ capabilities as agent for the administerial services above and is confident in its abilities to effectively provide these services. The Committee will monitor such capability on an ongoing basis.
An Independent, Objective Approach to Proxy Issues
In the absence of express contractual provisions to the contrary, the Committee will vote proxies for all the Firm’s discretionary investment management clients.
As indicated above, the Committee utilizes the services of Glass Lewis, an independent third party agent, to assist with facilitating the administrative, clerical, functional and recordkeeping proxy duties and to assist in managing certain aspects of our proxy obligations. Accordingly, the Firm maintains its own proxy policies for U.S. domestic and global proxy voting issues, as well as guidelines applicable to “Taft Hartley” plans and relationships. ERISA accounts will be voted in accordance with the U.S. domestic proxy policy as ERISA specific guidelines and requirements are incorporated into this policy.
The Firm provides and maintains the following standard proxy voting policies:
•	RidgeWorth U.S. Domestic Proxy Policy (applied to both ERISA and Non-ERISA related accounts and funds)

•	RidgeWorth Taft Hartley Proxy Policy

•	RidgeWorth Global/International Proxy Policy

These policies are available as described below. Both brief and extended summaries are available for the RidgeWorth Taft Hartley Proxy Policy and the RidgeWorth Global/International Proxy Policy.
The Committee’s process includes a review and evaluation of relevant, information related to the issuer’s proxy, applying the firm’s proxy voting policy in a prudent and appropriate manner ensuring votes are cast in the best interest of our clients.
Under the Firm Global/International Proxy Policy, the Committee generally votes in a manner similar to that recommended by Glass Lewis for an account’s international holdings including, to the extent permitted by law, international holdings in ERISA accounts.* In this regard the Committee has reviewed and will monitor Glass Lewis’ capabilities and conflict policies with respect to international securities proxy vote recommendations.
Exceptions to Policy
The Firm Proxy Policies and guidelines as outlined herein generally will not be applied where the Firm has further delegated discretionary investment management and the authority to vote shares to a properly appointed subadvisor, such as may be the case in some managed separate accounts, wrap programs, and funds.
In those situations proxy votes cast by the subadvisor may be governed by the subadvisor’s proxy voting policies and procedures. However, currently all subadvisors to the RidgeWorth Funds have either adopted the same proxy policy as RidgeWorth or RidgeWorth votes the proxies on the subadvised funds.
Conflicts of Interest
Due to its diversified client base, numerous product lines, and affiliation with SunTrust Banks, Inc., and its subsidiaries, the Committee may determine a potential conflict exists in connection with a proxy vote based on the SEC guidelines. In such instances, the Committee will review the potential conflict to determine if it is material.
Examples of material conflicts of interest which may arise could include those where the shares to be voted involve:
1.	Common stock of SunTrust Banks, Inc., The Coca-Cola Company, Inc., and/or other public corporate issuers with which either the Firm or SunTrust Banks, Inc. or its affiliates, may have a similar significant on-going non-investment management associated relationship.

2.	An issuer with a director, officer or employee who presently serves as an independent director on the board of the Firm or SunTrust Banks, Inc. or any of its affiliates.

3.	An issuer having substantial and numerous banking, investment, or other financial relationships with the Firm, SunTrust Banks, Inc. or its affiliates.

4.	A director or senior officer of the Firm or SunTrust Banks, Inc. serving on the board of a publicly held company.

5.	A direct common stock ownership position of five percent (5%) or greater held individually by the Firm, or in conjunction with the Firm and SunTrust Banks, Inc. and/or its affiliates
Although the Firm utilizes a pre-determined proxy voting policy, occasions may arise in which a conflict of interest could be deemed to be material. In this case, the Committee will determine the most fair and reasonable procedure to be followed in order to properly address all conflict concerns. The Committee may employ one or more of the options listed below:

1.	Retain an independent fiduciary to vote the shares.

2.	Send the proxy material to the client (in the case of mutual funds, the funds’ shareholders) so he or she may vote the proxies.
Although the Firm does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.
Securities Lending Program
The Firm also manages assets for several clients (including mutual funds, such as the RidgeWorth Funds) which engage in “securities lending” programs. In a typical securities lending program such as this one, clients or funds lend securities from their accounts/ portfolios to approved broker-dealers against cash collateral. The Firm seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies. The Firm will call loaned securities back to vote proxies, or to otherwise obtain rights to vote or consent with respect to a material event affecting securities on loan when the Advisor believes it is necessary to vote.
Additional Information
RidgeWorth clients:
RidgeWorth follows different voting recommendations for different categories of clients such that votes cast on behalf of some clients may oppose votes cast on behalf of other clients. Extended summaries of the RidgeWorth Capital Management Inc. U.S. Domestic Proxy Policy (applies to ERISA and non-ERISA accounts and funds,) Taft Hartley Proxy Policy (which votes per the general guidelines put forth by the AFL-CIO), and Global/International Proxy Policy and voting records are available to clients upon request. (Complete copies are quite voluminous but are also available.) For this information, or to obtain information about specific voting issues, please contact RidgeWorth Capital Management, Inc.. Attn: Proxy Voting Committee Administrator, 50 Hurt Plaza, 14th Floor, Atlanta, Georgia, 30303, by telephone at 404.827.6177, or via e-mail at: PMP.operations@ridgeworth.com.
RidgeWorth Funds shareholders:
Although another investment advisor may sub-advise some or all of these funds, all proxy votes are conducted by the Funds’ adviser, RidgeWorth Capital Management, Inc. Shareholders of the RidgeWorth Funds may access fund related proxy voting information by calling 1-888-(784-3863) or by visiting www.ridgeworthfunds.com.

*	Management believes that it is in the best interest of shareholders not to vote in shareblocking markets and has instructed Glass Lewis to take no action on these proxies.

RidgeWorth Capital Management, Inc. International Proxy Voting Guidelines

May 22, 2009
Following is a concise summary of general policies for voting global proxies. In addition, RidgeWorth has country- and market-specific policies, which are not captured below.
I. ELECTION OF DIRECTORS
Board of Directors
Boards are put in place to represent shareholders and protect their interests. RidgeWorth seeks boards with a proven record of protecting shareholders and delivering value over the medium- and long-term. In our view, boards working to protect and enhance the best interests of shareholders typically include some independent directors (the percentage will vary by local market practice and regulations), boast a record of positive performance and appoint directors with a breadth and depth of experience.
Board Composition
When possible, we look at each individual on the board and examine his or her relationships with the company, the company’s executives and with other board members. The purpose of this inquiry is to determine whether pre-existing personal, familial or financial relationships are likely to impact the decisions of that board member.
We vote in favor of governance structures that will drive positive performance and enhance shareholder value. The most crucial test of a board’s commitment to the company and to its shareholders is the performance of the board and its members. The performance of directors in their capacity as board members and as executives of the company, when applicable, and in their roles at other companies where they serve is critical to this evaluation.
We believe a director is independent if he or she has no material financial, familial or other current relationships with the company, its executives or other board members except for service on the board and standard fees paid for that service. Relationships that have existed within the five years prior to the inquiry are usually considered to be “current” for purposes of this test.
In our view, a director is affiliated if he or she has a material financial, familial or other relationship with the company or its executives, but is not an employee of the company. This includes directors whose employers have a material financial relationship with the Company. This also includes a director who owns or controls 25% or more of the company’s voting stock.
We define an inside director as one who simultaneously serves as a director and as an employee of the company. This category may include a chairman of the board who acts as an employee of the company or is paid as an employee of the company.
Although we typically vote for the election of directors, we will withhold from directors for the following reasons:
• A director who attends less than 75% of the board and applicable committee meetings.

• A director who is also the CEO of a company where a serious restatement has occurred after the CEO certified the pre-restatement financial statements.
We also feel that the following conflicts of interest may hinder a director’s performance and will therefore withhold from a:
• CFO who presently sits on the board.
• Director who presently sits on an excessive number of boards.
• Director, or a director whose immediate family member, provides material professional services to the company at any time during the past five years.
• Director, or a director whose immediate family member, engages in airplane, real estate or other similar deals, including perquisite type grants from the company.
• Director with an interlocking directorship.
Board Committee Composition
We believe that independent directors should serve on a company’s audit, compensation, nominating and governance committees. We will support boards with such a structure and encourage change where this is not the case.
Classified Boards
RidgeWorth favors the repeal of staggered boards in favor of the annual election of directors. We believe that staggered boards are less accountable to shareholders than annually elected boards. Furthermore, we feel that the annual election of directors encourages board members to focus on protecting the interests of shareholders.
II. FINANCIAL REPORTING
Accounts and Reports
Many countries require companies to submit the annual financial statements, director reports and independent auditors’ reports to shareholders at a general meeting. Shareholder approval of such a proposal does not discharge the board or management. We will usually recommend voting in favor of these proposals except when there are concerns about the integrity of the statements/reports. However, should the audited financial statements, auditor’s report and/or annual report not be published at the writing of our report, we will recommend that shareholders abstain from voting on this proposal.
Income Allocation (Distribution of Dividend)
In many countries, companies must submit the allocation of income for shareholder approval. We will generally recommend voting for such a proposal. However, we will give particular scrutiny to cases where the company’s dividend payout ratio is exceptionally low or excessively high relative to its peers and the company has not provided a satisfactory explanation. We generally recommend abstaining from dividends with payout ratios of less than 10% or more than 200%.
Appointment of Auditors and Authority to Set Fees

We believe that role of the auditor is crucial in protecting shareholder value. Like directors, auditors should be free from conflicts of interest and should assiduously avoid situations that require them to make choices between their own interests and the interests of the shareholders.
We generally support management’s recommendation regarding the selection of an auditor and support granting the board the authority to fix auditor fees except in cases where we believe the independence of an incumbent auditor or the integrity of the audit has been compromised.
However, we recommend voting against ratification of the auditor and/or authorizing the board to set auditor fees for the following reasons:
• When audit fees added to audit-related fees total less than one-third of total fees.
• When there have been any recent restatements or late filings by the company where the auditor bears some responsibility for the restatement or late filing (e.g., a restatement due to a reporting error).
• When the company has aggressive accounting policies.
• When the company has poor disclosure or lack of transparency in financial statements.
• When there are other relationships or issues of concern with the auditor that might suggest a conflict between the interest of the auditor and the interests of shareholders.
• When the company is changing auditors as a result of a disagreement between the company and the auditor on a matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
III. COMPENSATION
Compensation Report/Compensation Policy
We will usually recommend voting against approval of the compensation report or policy when any of the following occur:
• Executives are employed without service contracts;
• Service contracts provide for notice periods longer than one year;
• Service contracts provide for the enhancement of employment terms or compensation rights in excess of one year in the event of a change of control;
• Payments have been made or longer-term obligations entered into (including pension obligations) to compensate an executive who has voluntary left the company and this has not been fully disclosed and justified;
• Ex gratia or other non-contractual payments have been made and the reasons for making the payments have not been fully explained or the explanation is unconvincing; or
• Egregious or excessive bonuses, equity awards or severance payments.
Long Term Incentive Plans

RidgeWorth recognizes the value of equity-based incentive programs. When used appropriately, they can provide a vehicle for linking an employee’s pay to a company’s performance, thereby aligning their interests with those of shareholders. Tying a portion of an employee’s compensation to the performance of the Company provides an incentive to maximize share value. In addition, equity-based compensation is an effective way to attract, retain and motivate key employees.
In order to allow for meaningful shareholder review, we believe that incentive programs should generally include: (i) specific and appropriate performance goals; (ii) a maximum award pool; and (iii) a maximum award amount per employee. In addition, the payments made should be reasonable relative to the performance of the business and total compensation to those covered by the plan should be in line with compensation paid by the Company’s peers.
Performance-Based Equity Compensation
RidgeWorth believes in performance-based equity compensation plans for senior executives. We feel that executives should be compensated with equity when their performance and that of the company warrants such rewards. While we do not believe that equity-based compensation plans for all employees need to be based on overall company performance, we do support such limitations for grants to senior executives (although even some equity-based compensation of senior executives without performance criteria is acceptable, such as in the case of moderate incentive grants made in an initial offer of employment).
Boards often argue that such a proposal would hinder them in attracting talent. We believe that boards can develop a consistent, reliable approach, as boards of many companies have, that would still attract executives who believe in their ability to guide the company to achieve its targets. We generally recommend that shareholders vote in favor of performance-based option requirements.
There should be no retesting of performance conditions for all share- and option- based incentive schemes. We will generally recommend that shareholders vote against performance-based equity compensation plans that allow for re-testing.
Director Compensation
RidgeWorth believes that non-employee directors should receive compensation for the time and effort they spend serving on the board and its committees. In particular, we support compensation plans that include equity-based awards, which help to align the interests of outside directors with those of shareholders. Director fees should be reasonable in order to retain and attract qualified individuals.
RidgeWorth compares the costs of these plans to the plans of peer companies with similar market capitalizations in the same country to help inform its judgment on this issue.
Retirement Benefits for Directors
We will typically recommend voting against proposals to grant retirement benefits to non-executive directors. Such extended payments can impair the objectivity and independence of these board members. Directors should receive adequate compensation for their board service through initial and annual fees.

Limits on Executive Compensation
As a general rule, RidgeWorth believes that shareholders should not be involved in setting executive compensation. Such matters should be left to the board’s compensation committee. We view the election of directors, and specifically those who sit on the compensation committee, as the appropriate mechanism for shareholders to express their disapproval or support of board policy on this issue. Further, we believe that companies whose pay-for-performance is in line with their peers should be granted the flexibility to compensate their executives in a manner that drives growth and profit.
However, RidgeWorth favors performance-based compensation as an effective means of motivating executives to act in the best interests of shareholders. Performance-based compensation may be limited if a chief executive’s pay is capped at a low level rather than flexibly tied to the performance of the company.
IV. GOVERNANCE STRUCTURE
Amendments to the Articles of Association
We will evaluate proposed amendments to a company’s articles of association on a case-by-case basis. We are opposed to the practice of bundling several amendments under a single proposal because it might force shareholders to vote in favor of amendments that they might otherwise reject had they been submitted as separate proposals. In such cases, we will analyze each change individually. We will recommend voting for the proposal only when we believe that all of the amendments are in the best interests of shareholders.
Anti-Takeover Measures
Poison Pills (Shareholder Rights Plans)
RidgeWorth believes that poison pill plans generally are not in the best interests of shareholders. Specifically, they can reduce management accountability by substantially limiting opportunities for corporate takeovers. Rights plans can thus prevent shareholders from receiving a buy-out premium for their stock.
We believe that boards should be given wide latitude in directing the activities of the company and charting the company’s course. However, on an issue such as this where the link between the financial interests of shareholders and their right to consider and accept buyout offers is so substantial, we believe that shareholders should be allowed to vote on whether or not they support such a plan’s implementation.
In certain limited circumstances, we will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what we believe to be a reasonable ‘qualifying offer’ clause.
Increase in Authorized Shares
RidgeWorth believes that adequate capital stock is important to the operation of a company. We will generally support proposals when a company could reasonably use the requested shares for financing, stock splits and stock dividends. While we think that having adequate shares to allow management to make quick decisions and effectively operate the business is critical, we prefer that, for significant transactions, management come to shareholders to justify their use of additional shares rather than providing a blank check in the form of large pools of unallocated shares available for any purpose. 8
In general, we will support proposals to increase authorized shares up to 100% of the number of shares currently authorized unless, after the increase the company would be left with less than 30 % of its authorized shares outstanding.
Issuance of Shares
Issuing additional shares can dilute existing holders in limited circumstances. Further, the availability of additional shares, where the board has discretion to implement a poison pill, can often serve as a deterrent to interested suitors. Accordingly, where we find that the company has not disclosed a detailed plan for use of the proposed shares, or where the number of shares requested are excessive, we typically recommend against the issuance. In the case of a private placement, we will also consider whether the company is offering a discount to its share price.
In general, we will support proposals to issue shares (with pre-emption rights) when the requested increase is the lesser of (i) the unissued ordinary share capital; or (ii) a sum equal to one-third of the issued ordinary share capital. This authority should not exceed five years. In some countries, if the proposal contains a figure greater than one-third, the company should explain the nature of the additional amounts.
We will also generally support proposals to suspend pre-emption rights for a maximum of 5% of the issued ordinary share capital of the company. If the proposal contains a figure greater than 5%, the company should provide an explanation. This authority should not exceed five years, or less for some countries.
Repurchase of Shares
We will recommend voting in favor of a proposal to repurchase shares when the plan includes the following provisions: (i) a maximum number of shares which may be purchased (typically not more than 15% of the issued share capital); and (ii) a maximum price which may be paid for each share (as a percentage of the market price).
Supermajority Vote Requirements
RidgeWorth favors a simple majority voting structure. Supermajority vote requirements act as impediments to shareholder action on ballot items that are critical to our interests. One key example is in the takeover context where supermajority vote requirements can strongly limit shareholders’ input in making decisions on such crucial matters as selling the business.

*	Management believes that it is in the best interest of shareholders to abstain from voting shares in countries that participate in share blocking for securities held in the RidgeWorth International Equity 130/30 Fund.

DOMESTIC PROXY VOTING POLICY UPDATED 5/22/2009
RIDGEWORTH CAPITAL MANAGEMENT, INC.
APPLIED TO ERISA AND NON-ERISA ACCOUNTS AND FUNDS

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
1. 0.	Operational Items	Adjourn Meeting	To provide management with the authority to adjourn an annual or special meeting, except in cases where it does not benefit shareholders	F

1.1.	Operational Items	Amend Quorum Requirements	To reduce quorum requirements for shareholder meetings below a majority of the shares outstanding	A

1.2.	Operational Items	Amend Minor Bylaws	To make housekeeping changes (updates or corrections) to bylaw or charter, except in cases where there is an adverse effect on shareholder value	F

1.3.	Operational Items	Change Company Name	To change the corporate name	F

1.4.	Operational Items	Date, Time, or Location of Annual Meeting	Management proposals to change the date/time/location of the annual meeting	F

1.5.	Operational Items	Date, Time, or Location of Annual Meeting	Shareholder proposals To change the date/time/location of the annual meeting	A

1.6.	Operational Items	Auditors	To ratify auditors (except as described below)	F

1.6.a	Operational Items	Auditors	To ratify auditors if significant material restatement, the auditor’s contract contains certain provisions that require the company to use alternative dispute resolution, the audit contract has limited liability clauses or any other situation is identified that may impair the auditor’s ability to perform an independent audit (this can include: audit fees too low or too high, the auditor performs other work than the audit such as tax-shelter work, etc.).	A

1.7.	Operational Items	Auditors	Shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services	A

1.8.	Operational Items	Auditors	Shareholder proposals to require audit firm rotation	A

1.9.	Operational Items	Transact Other Business	To approve other business when it appears as voting item	A

2. 0.	Board of Directors	Voting on Director Nominees in Uncontested Elections	Director nominees are evaluated taking into consideration independence, performance, experience, and corporate governance.	C

2.1.	Board of Directors	Age Limits	To limit the tenure of outside directors either through term limits or mandatory retirement ages.	A

2.2.	Board of Directors	Board Size	To fix the board size or designate a range for the board size	F

2.3.	Board of Directors	Board Size	To give management the ability to alter the size of the board outside of a specified range without shareholder approval	A

2.4.	Board of Directors	Classification/Declassification of the Board	Management and shareholder proposals to classify the board	C

2.5.	Board of Directors	Classification/Declassification of the Board	Management and shareholder proposals to repeal classified boards and to elect all directors annually.	F

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
2.6.	Board of Directors	Cumulative Voting	To eliminate cumulative voting.	F

2.7.	Board of Directors	Cumulative Voting	To restore or permit cumulative voting when a company has some form of majority voting in place, has not adopted anti takeover protections and has been responsive to shareholders.	A

2.8.	Board of Directors	Cumulative Voting	To restore or permit cumulative voting when a company does not have any form of majority voting in place	F

2.9.	Board of Directors	Director and Officer Indemnification and Liability Protection	Proposals on director and officer indemnification and liability protection not particularly described below.	C

2.10.	Board of Directors	Director and Officer Indemnification and Liability Protection	To eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.	A

2.11.	Board of Directors	Director and Officer Indemnification and Liability Protection	To expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness	A

2.12.	Board of Directors	Director and Officer Indemnification and Liability Protection	To expand coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.	F

2.13.	Board of Directors	Establish/ Amend Nominee Qualifications	To establish or amend director qualifications	A

2.14.	Board of Directors	Establish/ Amend Nominee Qualifications	Shareholder proposals requiring two candidates per board seat	A

2.15.	Board of Directors	Filling Vacancies/Removal of Directors	To provide that directors may be removed only for cause.	A

2.16.	Board of Directors	Filling Vacancies/Removal of Directors	To restore shareholder ability to remove directors with or without cause.	F

2.17.	Board of Directors	Filling Vacancies/Removal of Directors	To provide that only continuing directors may elect replacements to fill board vacancies.	A

2.18.	Board of Directors	Filling Vacancies/Removal of Directors	To permit shareholders to elect directors to fill board vacancies.	F

2.19.	Board of Directors	Independent Chairman (Separate Chairman/CEO)	To recommend that the positions of chairman and CEO be combined.	C

2.20.	Board of Directors	Independent Chairman(Separate Chairman/CEO	To recommend that the positions of chairman and CEO be separate and distinct positions held by 2 different individuals.	A

2.21.	Board of Directors	Majority of Independent Directors/Establishment of Committees	Shareholder proposals to require that a majority or more of directors be independent	F

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
2.22.	Board of Directors	Majority of Independent Directors/Establishment of Committees	Shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors	F

2.23.	Board of Directors	Open Access	Shareholder proposals asking for open access	A

2.24.	Board of Directors	Stock Ownership Requirements	Shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board	A

2.25.	Board of Directors	Stock Ownership Requirements	Shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards)	A

2.26.	Board of Directors	Term Limits	Shareholder or management proposals to limit the tenure of outside directors	A

2.30.	Board of Directors	Majority Voting Standard	Shareholder proposals requesting a majority voting standard on election of directors	F

3. 0.	Proxy Contests	Voting for Director Nominees in Contested Elections	Votes in a contested election of directors	C

3.1.a	Proxy Contests	Reimbursing Proxy Solicitation Expenses	To reimburse proxy solicitation expenses if dissident wins	F

3.1.b	Proxy Contests	Reimbursing Proxy Solicitation Expenses	To reimburse proxy solicitation expenses (unless described above)	A

3.2.	Proxy Contests	Confidential Voting	Shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election	A

3.3.	Proxy Contests	Confidential Voting	Management proposals to adopt confidential voting.	A

4. 0.	Antitakeover Defenses and Voting Related Issues	Advance Notice Requirements for Shareholder Proposals/Nominations	Advance notice proposals	F

4.1.	Antitakeover Defenses and Voting Related Issues	Amend Bylaws without Shareholder Consent	Proposals giving the board exclusive authority to amend the bylaws	F

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
4.2.	Antitakeover Defenses and Voting Related Issues	Amend Bylaws without Shareholder Consent	Proposals giving the board the ability to amend the bylaws in addition to shareholders	F

4.3.	Antitakeover Defenses and Voting Related Issues	Poison Pills	Shareholder proposals that ask a company to submit its poison pill for shareholder ratification	C

4.4.	Antitakeover Defenses and Voting Related Issues	Poison Pills	Shareholder proposals asking that any future pill be put to a shareholder vote	F

4.5.a	Antitakeover Defenses and Voting Related Issues	Poison Pills	Management proposals to ratify a poison pill	C

4.6.	Antitakeover Defenses and Voting Related Issues	Shareholder Ability to Act by Written Consent	To restrict or prohibit shareholder ability to take action by written consent	A

4.7.	Antitakeover Defenses and Voting Related Issues	Shareholder Ability to Act by Written Consent	To allow or make easier shareholder action by written consent	F

4.8.	Antitakeover Defenses and Voting Related Issues	Shareholder Ability to Call Special Meetings	To restrict or prohibit shareholder ability to call special meetings.	A

4.9.	Antitakeover Defenses and Voting Related Issues	Shareholder Ability to Call Special Meetings	To remove restrictions on the right of shareholders to act independently of management.	F

4.10.	Antitakeover Defenses and Voting Related Issues	Supermajority Vote Requirements	To require a supermajority shareholder vote pertaining to issues other than election of directors.	A

4.11.	Antitakeover Defenses and Voting Related Issues	Supermajority Vote Requirements	To lower supermajority vote requirements pertaining to issues other than election of directors.	F

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
5. 0.	Mergers and Corporate Restructurings	Appraisal Rights	To restore, or provide shareholders with, rights of appraisal.	A

5.1.	Mergers and Corporate Restructurings	Asset Purchases	On asset purchase proposals	C

5.2.	Mergers and Corporate Restructurings	Asset Sales	Asset sales	C

5.3.	Mergers and Corporate Restructurings	Bundled Proposals	Bundled or “conditioned” proxy proposals	C

5.4.	Mergers and Corporate Restructurings	Conversion of Securities	Proposals regarding conversion of securities, absent penalties or likely bankruptcy.	C

5.5.	Mergers and Corporate Restructurings	Conversion of Securities	Proposals regarding conversion of securities, if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.	F

5.6.	Mergers and Corporate Restructurings	Corporate Reorganization	Proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, absent likely bankruptcy.	C

5.7.	Mergers and Corporate Restructurings	Corporate Reorganization	Proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan where bankruptcy is likely if the transaction is not approved	F

5.8.	Mergers and Corporate Restructurings	Formation of Holding Company	To form a holding company	C

5.9.	Mergers and Corporate Restructurings	Going Private Transactions (LBOs and Minority Squeeze outs)	To make the company private rather than public	C

5.10.	Mergers and Corporate Restructurings	Joint Ventures	To form joint ventures	C

5.11.	Mergers and Corporate Restructurings	Liquidations	To liquidate when bankruptcy is not likely	C

5.12.	Mergers and Corporate Restructurings	Liquidations	To liquidate when bankruptcy is likely	F

5.13.	Mergers and Corporate Restructurings	Mergers and Acquisitions/Issuance of Shares to Facilitate Merger or Acquisition	To merge with or acquire another company	C

5.14.	Mergers and Corporate Restructurings	Private Placements/Warrants/Convertible Debentures	To issue a private placement security when bankruptcy is not likely	C

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
5.15.	Mergers and Corporate Restructurings	Private Placements/ Warrants/Convertible Debentures	To issue a private placement security when bankruptcy is likely	F

5.16.	Mergers and Corporate Restructurings	Spin-offs	To spin off a unit or line of business	C

5.17.	Mergers and Corporate Restructurings	Value Maximization Proposals	To maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders.	C

6. 0.	State of Incorporation	Control Share Acquisition Provisions	To opt out of control share acquisition statutes	F

6.1.	State of Incorporation	Control Share Acquisition Provisions	To amend the charter to include control share acquisition provisions.	A

6.2.	State of Incorporation	Control Share Acquisition Provisions	To restore voting rights to the control shares.	F

6.3.	State of Incorporation	Control Share Cash out Provisions	To opt out of control share cash out statutes.	F

6.4.	State of Incorporation	Disgorgement Provisions	To opt out of state disgorgement provisions.	F

6.5.	State of Incorporation	Fair Price Provisions	To adopt fair price provisions	C

6.6.	State of Incorporation	Fair Price Provisions	To adopt fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.	A

6.7.	State of Incorporation	Freeze Out	proposals to opt out of state freeze out provisions	F

6.8.	State of Incorporation	Greenmail	To adopt anti greenmail charter of bylaw amendments Or otherwise restrict a company’s ability to make greenmail payments.	F

6.9.	State of Incorporation	Greenmail	To adopt anti greenmail proposals when they are bundled with other charter or bylaw amendments.	F

6.10.	State of Incorporation	Reincorporation Proposals	To change a company’s state of incorporation	C

6.11.	State of Incorporation	Stakeholder Provisions	To consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.	A

6.12.	State of Incorporation	State Anti takeover Statutes	To opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti greenmail provisions, and disgorgement provisions).	C

7. 0.	Capital Structure	Adjustments to Par Value of Common Stock	Management proposals to reduce or eliminate the par value of common stock.	F

7.1.	Capital Structure	Common Stock Authorization	To increase the number of shares of common stock authorized for issuance	C

7.2.	Capital Structure	Common Stock Authorization	To increase the number of authorized shares of the class of stock that has superior voting rights.	C

7.3.	Capital Structure	Common Stock Authorization	To approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain	F

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
7.4.	Capital Structure	Dual-class Stock	Proposals to create a new class of common stock with superior voting rights	A

7.5.	Capital Structure	Dual-class Stock	To create a new class of nonvoting or sub-voting common stock if:

•      It is intended for financing purposes with minimal or no dilution to current shareholders

•      It is not designed to preserve the voting power of an insider or significant shareholder
F

7.6.	Capital Structure	Issue Stock for Use with Rights Plan	To increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).	A

7.7.	Capital Structure	Preemptive Rights	Shareholder proposals that seek preemptive rights	C

7.8.	Capital Structure	Preferred Stock	To authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).	A

7.9.	Capital Structure	Preferred Stock	To create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).	F

7.10.	Capital Structure	Preferred Stock	To authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable	F

7.11.	Capital Structure	Preferred Stock	To increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.	A

7.12.	Capital Structure	Preferred Stock	To increase the number of blank check preferred shares	A

7.13.	Capital Structure	Recapitalization	Recapitalizations (reclassifications of securities)	C

7.14.	Capital Structure	Reverse Stock Splits	Management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced	F

7.15.	Capital Structure	Reverse Stock Splits	Management proposals to implement a reverse stock split to avoid delisting.	F

7.16.	Capital Structure	Reverse Stock Splits	To implement a reverse stock splits that do not proportionately reduce the number of shares authorized or considered “going dark” transactions.	C

7.17.	Capital Structure	Share Repurchase Programs	Management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms	F

7.17.a	Capital Structure	Share Repurchase Programs	Management proposals to institute open-market share repurchase plans in which derivatives may be utilized	C

7.18.	Capital Structure	Stock Distributions: Splits and Dividends	Management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance	F

7.19.	Capital Structure	Tracking Stock	To authorize the creation of tracking stock	C

8.0.	Executive and Director Compensation	Executive Compensation	Executive compensation plans or plan amendments.	C

8.1.	Executive and Director Compensation	Director Compensation	Plans for director compensation	C

8.5.	Executive and Director Compensation	Employee Stock Purchase Plans	Employee stock purchase plans .	C

8.6.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	Shareholder proposals seeking additional disclosure of executive and director pay information,	A

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
8.7.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	Shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.	A

8.8.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	Shareholder proposals requiring director fees be paid in stock only	A

8.9.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	Shareholder proposals to put option re-pricings to a shareholder vote	F

8.10.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	For all other shareholder proposals regarding executive and director pay	C

8. 25	Executive and Director Compensation	Performance-Based Stock Options	Shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options).	C

8.26.	Executive and Director Compensation	Golden Parachutes and Executive Severance Agreements	Shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification	A

8.27.	Executive and Director Compensation	Golden Parachutes and Executive Severance Agreements	Proposals to ratify or cancel golden parachutes.	C

8.28.	Executive and Director Compensation	Pension Plan Income Accounting	Shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation	F

8.29.	Executive and Director Compensation	Supplemental Executive Retirement Plans (SERPs)	Shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote	A

8.31.	Executive and Director Compensation	Equity Based Compensation Plans	Management proposals for equity plans	C

8.32	Executive and Director Compensation	Transferable Stock Options	Management and shareholder proposals for new on-going Transferable Stock option plans if the total cost of the company’s equity plans is less than the company’s allowable cap.	F

9.0.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Animal Rights	To phase out the use of animals in product testing	A

9.1.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Animal Rights	Report on animal welfare	A

9.2.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Animal Rights	Adopt animal welfare policy	A

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
9.3.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY:	To implement price restraints on pharmaceutical products	A
Drug Pricing

9.4.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Drug Reimportation	Proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug reimportation or proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation	A

9.5.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Genetically Modified Foods	To voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.	A

9.6.	Social and Environmental Issues	Genetically Modified Foods	A report on the feasibility of labeling products containing GE ingredients	A

9.7.	Social and Environmental Issues	Genetically Modified Foods	A report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds	A

9.8.	Social and Environmental Issues	Genetically Modified Foods	Report on the health and environmental effects of genetically modified organisms (GMOs)	A

9.9.	Social and Environmental Issues	Genetically Modified Foods	To completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients	A

9.10.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY:	Reports on a company’s policies aimed at curtailing gun violence in the United States	A
Handguns

9.11.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: HIV/AIDS	Reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company’s Sub-Saharan operations	A

9.12.	Social and Environmental Issues	HIV/AIDS	To establish, implement, and report on a standard of response to the HIV/AIDS, tuberculosis and malaria health pandemic in Africa and other developing countries	A

9.13.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Predatory Lending	Reports on the company’s procedures for preventing predatory lending, including the establishment of a board committee for oversight,	A

9.14.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Tobacco	Proposals seeking stronger product warnings	A

9.15.	Social and Environmental Issues	Tobacco	Proposals asking that the company’s operating facilities be smoke-free	A

9.16.	Social and Environmental Issues	Tobacco	Proposals dealing with product placement in stores or advertising to youth.	A

9.17.	Social and Environmental Issues	Tobacco	Proposals asking the company to cease production of tobacco-related products or cease selling products to tobacco companies.	A

9.18.	Social and Environmental Issues	Tobacco	Proposals to spin-off tobacco-related businesses:	A

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
9.19.	Social and Environmental Issues	Tobacco	Proposals prohibiting investment in tobacco equities.	A

9.20.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Toxic Chemicals	Proposals requesting that a company discloses its policies related to toxic chemicals, proposals requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals, or proposals requiring that a company reformulate its products within a certain timeframe.	A

9.21.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Arctic National Wildlife Refuge	Requests for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR)	A

9.22.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: CERES Principles	Proposals to adopt the CERES Principles	A

9.23.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Environmental-Economic Risk Report	Proposals requests reports assessing economic risks of environmental pollution or climate change or reports outlining potential environmental damage from operations in protected regions, including wildlife refuges.	A

9.24.	Social and Environmental Issues	Environmental Reports	Proposals for reports disclosing the company’s environmental policies.	A

9.25.	Social and Environmental Issues	Nuclear Safety	Proposals requesting that companies report on risks associated with their nuclear reactor designs and/or the production and interim storage of irradiated fuel rods	A

9.26.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Global Warming	Proposals to make reports on the level of greenhouse gas emissions from the company’s operations and products.	A

9.27.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Recycling	Proposals to adopt a comprehensive recycling strategy	A

9.28.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Renewable Energy	Proposals to invest in renewable energy sources.	A

9.29.	Social and Environmental Issues	Renewable Energy	Requests for reports on the feasibility of developing renewable energy sources	A

9.30.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Sustainability Report	Proposals to make report on its policies and practices related to social, environmental, and economic sustainability	A

9.31.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Efficiency Report	Report on energy efficiency	A

9.32.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Kyoto Protocol	Proposals requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets	A

9.33.	Social and Environmental Issues	LAND USE	Proposals that request the disclosure of detailed information on a company’s policies related to land use or development	A

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
9.34.	Social and Environmental Issues	CAFOs	Proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations (CAFOs)	A

9.35.	Social and Environmental Issues	GENERAL CORPORATE ISSUES: Charitable/ Political Contributions	Proposals to affirm political nonpartisanship in the workplace	A

9.36.	Social and Environmental Issues	Charitable/ Political Contributions	Proposals to report or publish in newspapers the company’s political and/or charitable contributions	A

9.37.	Social and Environmental Issues	Charitable/ Political Contributions	Proposals to prohibit the company from making political contributions	A

9.38.	Social and Environmental Issues	Charitable/ Political Contributions	Proposals to restrict the company from making charitable contributions	A

9.39.	Social and Environmental Issues	Charitable/ Political Contributions	Proposals to publish a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company	A

9.40.	Social and Environmental Issues	GENERAL CORPORATE ISSUES: Link Executive Compensation to Social Performance	Proposals to review ways of linking executive compensation to social factors	A

9.41.	Social and Environmental Issues	LABOR STANDARDS AND HUMAN RIGHTS:	Proposals to implement the China Principles.	A
China Principles

9.42.	Social and Environmental Issues	LABOR STANDARDS AND HUMAN RIGHTS: Country-specific human rights reports	Proposals to make reports detailing the company’s operations in a particular country and steps to protect human rights	A

9.43.	Social and Environmental Issues	LABOR STANDARDS AND HUMAN RIGHTS: International Codes of Conduct/Vendor Standards	Proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring	A

9.44.	Social and Environmental Issues	LABOR STANDARDS AND HUMAN RIGHTS:	Proposals to endorse or increase activity on the MacBride Principles.	A
MacBride Principles

9.45.	Social and Environmental Issues	MILITARY BUSINESS: Foreign Military Sales/Offsets	Proposals to make reports on foreign military sales or offsets.	A

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
9.46.	Social and Environmental Issues	MILITARY BUSINESS: Landmines and Cluster Bombs	Proposals asking the company to renounce future involvement in antipersonnel landmine production	A

9.47.	Social and Environmental Issues	MILITARY BUSINESS: Nuclear Weapons	Proposals asking the company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts	A

9.48.	Social and Environmental Issues	MILITARY BUSINESS: Operations in Nations Sponsoring Terrorism (Iran)	Proposals asking the company to appoint a board committee review and report outlining the company’s financial and reputational risks from its operations in Iran,	A

9.49.	Social and Environmental Issues	MILITARY BUSINESS: Spaced-Based Weaponization	Proposals asking the company to make reports on a company’s involvement in spaced-based weaponization	A

9.50.	Social and Environmental Issues	WORKPLACE DIVERSITY: Board Diversity	Requests for reports on the company’s efforts to diversify the board	A

9.51.	Social and Environmental Issues	WORKPLACE DIVERSITY: Board Diversity	Proposals asking the company to increase the representation of women and minorities on the board	C

9.52.	Social and Environmental Issues	WORKPLACE DIVERSITY: Equal Employment Opportunity (EEO)	Proposals to increase regulatory oversight of EEO programs	A

9.53.	Social and Environmental Issues	WORKPLACE DIVERSITY: Glass Ceiling	To increase regulatory oversight of EEO programs and Glass Ceiling proposals	A

9.54.	Social and Environmental Issues	WORKPLACE DIVERSITY: Sexual Orientation	Exclude reference to sexual orientation from the EEO statement	A

9.55.	Social and Environmental Issues	WORKPLACE DIVERSITY: Sexual Orientation	Proposals to amend a company’s EEO statement in order to prohibit discrimination based on sexual orientation	A

9.56.	Social and Environmental Issues	Sexual Orientation	Proposals to extend company benefits to or eliminate benefits from domestic partners	A

9.57	Social and Environmental Issues	Outsourcing	Proposals asking for companies to report on the risks associated with outsourcing or offshoring.	A

9.58	Social and Environmental Issues	Community Impact Assessment	Proposals asking for reports outling the potential community impact of company operations in specific regions.	A

9.59	Social and Environmental Issues	Internet Privacy and Censorship	Proposals requesting the disclosure and implementation of Internet privacy and censorship policies and procedures.	F

10. 0	Mutual Fund Proxies	Election of Directors	Director nominees who are not described below	F

10.1.	Mutual Fund Proxies	Election of Directors	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years	W

10.2.	Mutual Fund Proxies	Convert Closed-end Fund to Open-end Fund	Conversion Proposals	C

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
10.3.	Mutual Fund Proxies	Proxy Contests	Proxy Contests	C

10.4.	Mutual Fund Proxies	Investment Advisory Agreements	Investment Advisory Agreements	F

10.5.	Mutual Fund Proxies	Approve New Classes or Series of Shares	The establishment of new classes or series of shares.	F

10.6.	Mutual Fund Proxies	Change Fundamental Restriction to Nonfundamental Restriction	Proposals to change a fund’s fundamental restriction to a non fundamental restriction	C

10.7.	Mutual Fund Proxies	Change Fundamental Investment Objective to Nonfundamental	Proposals to change a fund’s fundamental investment objective to a non fundamental investment objective	C

10.8.	Mutual Fund Proxies	Name Change Proposals	Name change proposals.	F

10.9.	Mutual Fund Proxies	Change in Fund’s Sub classification	To change a fund’s sub-classification	F

10.10.	Mutual Fund Proxies	Disposition of Assets/Termination/Liquidation	To dispose of assets, liquidate or terminate the fund	F

10.11.	Mutual Fund Proxies	Changes to the Charter Document	To make changes to the charter document	C

10.12.	Mutual Fund Proxies	Changes to the Charter Document	Removal shareholder approval requirement to reorganize or terminate the trust or any of its series	F

10.13.	Mutual Fund Proxies	Changes to the Charter Document	Removal of shareholder approval requirement for amendments to the new declaration of trust	F

10.14.	Mutual Fund Proxies	Changes to the Charter Document	Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act	F

10.15.	Mutual Fund Proxies	Changes to the Charter Document	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares	F

10.16.	Mutual Fund Proxies	Changes to the Charter Document	Removal of shareholder approval requirement to engage in and terminate Sub-advisory arrangements	F

10.17.	Mutual Fund Proxies	Changes to the Charter Document	Removal of shareholder approval requirement to change the domicile of the fund	F

10.18.	Mutual Fund Proxies	Change the Fund’s Domicile	Fund’s Reincorporation	C

10.19.	Mutual Fund Proxies	Authorize the Board to Hire and Terminate Subadvisors Without Shareholder Approval	Proposals authorizing the board to hire/terminate sub-advisors without shareholder approval.	F

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
10.20.	Mutual Fund Proxies	Distribution Agreements	Distribution agreements	F

10.21.	Mutual Fund Proxies	Master-Feeder Structure	Establishment of a master-feeder structure.	F

10.22.	Mutual Fund Proxies	Mergers	Mergers and Acquisitions	C

10.23.	Mutual Fund Proxies	Shareholder Proposals to Establish Director Ownership Requirement	To mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board	A

10.24.a	Mutual Fund Proxies	Shareholder Proposals to Reimburse Proxy Solicitation Expenses	To reimburse proxy solicitation expenses if dissident wins	F

10.24.b	Mutual Fund Proxies	Shareholder Proposals to Reimburse Proxy Solicitation Expenses	To reimburse proxy solicitation expenses (except as described above)	A

10.25.	Mutual Fund Proxies	Shareholder Proposals to Terminate Investment Advisor	To terminate the investment advisor	C

APPENDIX C

C-1

THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY [LICENSEE]. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISBILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

C-2

PART C: OTHER INFORMATION
POST-EFFECTIVE AMENDMENT NO. 82
ITEM 28. Exhibits:

(a)(1)	Agreement and Declaration of Trust of STI Classic Funds (now, RidgeWorth Funds) (the “Registrant”) dated January 15, 1992, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(a)(2)	Amendment dated March 31, 2008 to the Registrant’s Agreement and Declaration of Trust dated January 15, 1992 is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.

(b)(1)	Registrant’s Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.

(b)(2)	Amendment dated March 31, 2008 to the Registrant’s Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, is incorporated herein by reference to Exhibit (b)(2) of Post-Effective Amendment No. 75 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-08-004343 on May 30, 2008.

(c)	Not applicable.

(d)(1)	Amended and Restated Investment Advisory Agreement dated November 14, 2006 between the Registrant and Trusco Capital Management, Inc. (now, RidgeWorth Capital Management, Inc.) is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-07-004809 on May 30, 2007.

(d)(2)	Amended Schedule A, as last amended July 29, 2009, to the Amended and Restated Investment Advisory Agreement dated November 14, 2006 between the Registrant and RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950123-09-026997 on July 29, 2009.

(d)(3)	Amendment dated April 1, 2008 to the Amended and Restated Investment Advisory Agreement dated November 14, 2006 between the Registrant and RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.

(d)(4)	Expense Limitation Agreement dated January 9, 2008 between the Registrant, Trusco Capital Management, Inc. (now, RidgeWorth Capital Management, Inc.) and Alpha Equity Management LLC, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-08-005746 on July 29, 2008.

(d)(5)	Expense Limitation Agreement dated August 1, 2008 among the Registrant, RidgeWorth Capital Management, Inc., Alpha Equity Management LLC and StableRiver Capital Management, LLC is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-09-001279 on February 12, 2009.

(d)(6)	Expense Limitation Agreement dated August 1, 2009 among the Registrant, RidgeWorth Capital Management, Inc., Alpha Equity Management LLC and StableRiver Capital Management, LLC is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950123-10-054158 on May 28, 2010.

(d)(7)	Expense Limation Agreement dated August 1, 2010 among the Registrant, RidgeWorth Capital Management, Inc., Alpha Equity Management LLC and StableRiver Capital Management, LLC is filed herewith.

(d)(8)	Investment Subadvisory Agreement dated December 19, 2008 between RidgeWorth Capital Management, Inc. and Zevenbergen Capital Investments, LLC is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671, as filed with the SEC via EDGAR Accession No. 0000950152-09-001279 on February 12, 2009.

(d)(9)	Investment Subadvisory Agreement dated December 13, 2007 between Trusco Capital Management, Inc. (now, RidgeWorth Capital Management, Inc.) and Alpha Equity Management LLC is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.

(d)(10)	Amendment dated April 1, 2008 to the Investment Subadvisory Agreement dated December 13, 2007 between RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and Alpha Equity Management LLC is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.

(d)(11)	Investment Subadvisory Agreement dated March 31, 2008 between RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and Ceredex Value Advisors LLC is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.

(d)(12)	Investment Subadvisory Agreement dated March 31, 2008 between RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and Certium Asset Management LLC is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.

(d)(13)	Investment Subadvisory Agreement dated March 31, 2008 between RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and IronOak Advisors LLC is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.

(d)(14)	Investment Subadvisory Agreement dated March 31, 2008 between RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and Seix Investment Advisors LLC is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-08-005746 on July 29, 2008.

(d)(15)	Amended Schedule A to the Investment Subadvisory Agreement dated March 31, 2008 between RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and Seix Investment Advisors LLC is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950135-09-004376 on May 29, 2009.

(d)(16)	Investment Subadvisory Agreement dated March 31, 2008 between RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and Silvant Capital Management LLC is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.

(d)(17)	Investment Subadvisory Agreement dated March 31, 2008 between RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) and StableRiver Capital Management LLC is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.

(e)(1)	Distribution Agreement dated March 31, 2009 between the Registrant and RidgeWorth Distributors LLC is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950123-09-026997 on July 29, 2009.

(e)(2)	First Amendment to Distribution Agreement dated August 1, 2009 between the Registrant and RidgeWorth Distributors LLC is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950123-10-054158 on May 28, 2010.

(f)	Not applicable.

(g)(1)	Custodian Agreement dated February 1, 1994 between the Registrant and Trust Company Bank (now, SunTrust Bank) is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(g)(2)	Securities Lending Amendment dated October 1, 2002 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(g)(3)	Amendment dated July 1, 2003 to the Custodian Agreement between the Registrant and SunTrust Bank, dated February 1, 1994, as amended October 1, 2002, and Schedule A of such Agreement amended as of August 16, 1995 and January 1, 1996, is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(g)(4)	Amendment dated November 25, 2003 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-04-005770 on July 30, 2004.

(g)(5)	Amendment dated August 19, 2005 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950123-09-026997 on July 29, 2009.

(g)(6)	Amendment dated March 31, 2008 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-08-005746 on July 29, 2008.

(g)(7)	Form of Amendment to the Securities Lending Amendment to Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (g)(7) of Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950123-09-026997 on July 29, 2009.

(g)(8)	Amended Schedule A dated May 29, 2009 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (g)(8) of Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950123-09-026997 on July 29, 2009.

(g)(9)	Amendment to Custodian Agreement dated October 1, 2009 between the Registrant and SunTrust Bank (formerly known as Trust Company Bank) is incorporated herein by reference to Exhibit (g)(9) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950123-10-054158 on May 28, 2010.

(g)(10)	Custodian Agreement dated January 29, 2003 among the Registrant, STI Classic Variable Trust (now, RidgeWorth Variable Trust) and Brown Brothers Harriman & Co., with respect to the Institutional Cash Management Fund, International Equity Fund, International Equity Index Fund, International Equity 130/30 Fund, Real Estate 130/30 Fund, U.S. Equity 130/30 Fund, Seix Global Strategy Fund and Strategic Income Fund, is incorporated herein by reference to Exhibit (g)(7) of Post-Effective Amendment No. 13 to the Registration Statement of the STI Classic Variable Trust (now, RidgeWorth Variable Trust) (SEC No. 033-91476), as filed with the SEC via EDGAR Accession No. 0000935069-03-00052 on April 25, 2003.

(g)(11)	First Amendment dated March 31, 2008 to the Custodian Agreement dated January 29, 2003 among the Registrant, RidgeWorth Variable Trust (formerly, STI Classic Variable Trust) and Brown Brothers Harriman & Co., with respect to the Institutional Cash Management Fund, International Equity Fund, International Equity Index Fund, International Equity 130/30 Fund, Real Estate 130/30 Fund, U.S. Equity 130/30 Fund, Seix Global Strategy Fund and Strategic Income Fund, is incorporated herein by reference to Exhibit (g)(9) of Post-Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-08-005746 on July 29, 2008.

(h)(1)	Master Services Agreement dated July 16, 2004 between the Registrant and Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(h)(2)	Revised Schedule A to the Master Services Agreement dated July 16, 2004 between the Registrant and Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated herein by reference to Exhibit(h)(2) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.

(h)(3)	Amendment dated as of August 11, 2004 to the Master Services Agreement dated July 16, 2004 between the Registrant and Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.

(h)(4)	Amendment dated November 5, 2004 to the Master Services Agreement dated July 16, 2004 between the Registrant and Citi Fund Services, Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-04-009220 on December 30, 2004.

(h)(5)	Amendment dated November 18, 2005 to the Master Services Agreement dated July 16, 2004 between the Registrant and Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated herein by reference to Exhibit (h)(4) of Post Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-06-002527 on March 24, 2006.

(h)(6)	Amendment dated July 1, 2007 to the Master Services Agreement dated July 16, 2004 between the Registrant and Citi Fund Services, Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-07-009632 on December 14, 2007.

(h)(7)	Amendment dated May 15, 2007 to the Master Services Agreement dated July 16, 2004 between the Registrant and Citi Fund Services, Ohio, Inc., (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.

(h)(8)	Amendment dated August 21, 2007 to the Master Services Agreement dated July 16, 2004 between the Registrant and Citi Fund Services, Ohio, Inc., (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-08-004114 on May 16, 2008.

(h)(9)	Amendment dated April 1, 2008 to the Master Services Agreement dated July 16, 2004 between the Registrant and Citi Fund Services, Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) is filed herewith.

(h)(10)	Amendment dated May 20, 2008 to the Master Services Agreement dated July 16, 2004 between the Registrant and Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.), is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-08-005746 on July 29, 2008.

(h)(11)	Amendment dated January 16, 2009 to the Master Services Agreement dated July 16, 2004 between the Registrant and Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated herein by reference to Exhibit (h)(11) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950123-10-054158 on May 28, 2010.

(h)(12)	Amendment dated May 20, 2009 to the Master Services Agreement dated July 16, 2004 between the Registrant and Citi Fund Services Ohio, Inc. is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950123-10-054158 on May 28, 2010.

(h)(13)	Amendment dated November 20, 2009 to the Master Services Agreement dated July 16, 2004 between the Registrant and Citi Fund Services Ohio, Inc. is filed herewith.

(h)(14)	Compliance Services Agreement dated October 1, 2004 among the Registrant, STI Classic Variable Trust (now, RidgeWorth Variable Trust) and Citi Fund Services, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-06-004792 on May 30, 2006.

(h)(15)	Amendment dated May 1, 2008 to the Compliance Services Agreement dated October 1, 2004 among the Registrant, RidgeWorth Variable Trust (formerly, STI Classic Variable Trust) and Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.) is filed herewith.

(h)(16)	Shareholder Service Plan and Agreement relating to Corporate Trust Shares dated June 1, 1999 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950123-10-054158 on May 28, 2010.

(h)(17)	First Amendment to the Shareholder Service Plan and Agreement relating to Corporate Trust Shares dated March 31, 2008 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (h)(16) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950123-10-054158 on May 28, 2010.

(h)(18)	Shareholder Servicing Plan dated November 20, 2008, relating to R Shares, is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-08-010270 on December 15, 2008.

(h)(19)	Amended Schedule A to the Shareholder Servicing Plan dated November 20, 2008, amended August 1, 2009 relating to R Shares, is incorporated herein by reference to Exhibit (h)(17) of Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950123-09-026997 on July 29, 2009.

(h)(20)	Shareholder Servicing Plan dated May 14, 2009 with respect to A Shares and I Shares is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950135-09-004376 on May 29, 2009.

(h)(21)	Amended and Restated Securities Lending Management Agreement dated January 16, 2009 between the Registrant and Credit Suisse First Boston is incorporated herein by reference to Exhibit (h)(14) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-09-001279 on February 12, 2009.

(h)(22)	First Amendment to the Amended and Restated Securities Lending Management Agreement dated March 4, 2009 between the Registrant and Credit Suisse First Boston is incorporated herein by reference to Exhibit (h)(21) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950123-10-054158 on May 28, 2010.

(h)(23)	Shareholder Service Fee Allocation Agreement dated August 1, 2009 between the Registrant and RidgeWorth Capital Management, Inc. is incorporated herein by reference to Exhibit (h)(22) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950123-10-054158 on May 28, 2010.

(h)(24)	Fund Services Agreement dated March 31, 2009 between the Registrant and RidgeWorth Capital Management, Inc. is filed herewith.

(i)	Opinion and Consent of Counsel is filed herewith.

(j)	Consent of independent registered public accounting firm is filed herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Distribution and Service Plan dated May 17, 2005, as amended March 31, 2008 relating to A Shares is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950123-10-054158 on May 28, 2010.

(m)(2)	Amended Schedule A dated August 1, 2008, as amended August 1, 2009 to the Distribution and Service Plan dated May 17, 2005, relating to A Shares is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950123-10-054158 on May 28, 2010.

(m)(3)	Distribution and Service Plan dated February 11, 2003, amended March 31, 2008 relating to B Shares, is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950123-10-054158 on May 28, 2010.

(m)(4)	Distribution and Service Plan dated May 17, 2005, as amended May 14, 2009, relating to C Shares, is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950135-09-004376 on May 29, 2009.

(m)(5)	Distribution and Service Plan dated May 14, 2009, relating to R Shares, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950135-09-004376 on May 29, 2009.

(n)	Rule 18f-3 Multiple Class Plan is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950135-09-004376 on May 29, 2009.

(o)	Not applicable.

(p)(1)	Registrant’s Code of Ethics is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-08-004343 on May 30, 2008.

(p)(2)	Code of Ethics for RidgeWorth Capital Management, Inc., Ceredex Value Advisors LLC, Certium Asset Management LLC, IronOak Advisors LLC, Silvant Capital Management LLC and StableRiver Capital Management LLC is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-09-001279 on February 12, 2009.

(p)(3)	Code of Ethics for Zevenbergen Capital Investments LLC dated September 29, 2009 is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950123-10-054158 on May 28, 2010.

(p)(4)	Code of Ethics for Alpha Equity Management LLC is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950152-08-010270 on December 15, 2008.

(p)(5)	Code of Ethics for Seix Investment Advisors LLC dated June 24, 2009 is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (File No. 033-45671), as filed with the SEC via EDGAR Accession No. 0000950123-10-054158 on May 28, 2010.

ITEM 29. Persons Controlled by or under Common Control with Registrant:
See the prospectus and Statement of Additional Information regarding the Registrant’s control relationships.
ITEM 30. Indemnification:
Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant’s Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 31. Business and Other Connections of the Investment Adviser:
Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each investment adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:
Investment Adviser:
RidgeWorth Capital Management, Inc.
RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) (the “Adviser”) serves as the investment adviser for each of the Registrant’s series. The Adviser’s principal address is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

CONNECTION
	NAME OF OTHER	WITH OTHER
NAME	COMPANY	COMPANY
David Eidson Chairman &	SunTrust Banks, Inc.	Senior Vice President
Chief Executive Officer	SunTrust Bank	Executive Vice President
	SunTrust Capital Markets	Board Member

Ashi Parikh President & CIO	CeredexValue Advisors LLC (“Ceredex”)	CEO
	IronOak Advisors LLC (“IronOak”)	CEO
	Silvant Capital Management LLC (“Silvant”)	CEO
	StableRiver Capital Management LLC (“StableRiver”)	Chairman
	Certium Asset Management LLC (“Certium”)	CEO

Andrew S. Atkins Vice President	—	—

Steve R. Bendrick Vice President	—	—

Sabrina Bowens Vice President	—	—

Charles H. Boyt Vice President	—	—

John C. Brennan Vice President	—	—

Sheraun Y. Britton- Paris Vice President	—	—

CONNECTION
	NAME OF OTHER	WITH OTHER
NAME	COMPANY	COMPANY
Jennifer A. Brockwell Vice President	—	—

Matthew B. Carney	Ceredex	Officer
Director	Certium	Officer
	IronOak	Officer
	Silvant	Officer

Muriel L. Chrisman Associate	—	—

David M. Craig Director	—	—

Dara B. Day Associate	—	—

Christopher J. Dimacale Associate	—	—

Douglas J. Farmer Vice President	—	—

Alan M. Gayle Managing Director	—	—

Diana Hanlin	Ceredex	Officer
Director	Certium	Officer
	IronOak	Officer
	Silvant	Officer
	Seix	Officer
	StableRiver	Officer

James B. Hester Associate	—	—

Felecia B. Holston Associate

Deborah A. Hopkins Vice President	—	—

Zhigang Jin Associate	—	—

Jay Karpinsky Vice President	—	—

CONNECTION
	NAME OF OTHER	WITH OTHER
NAME	COMPANY	COMPANY
Dana E. Keithley Associate

Mary S. Kelly Vice President	—	—

William J. Laplante, Jr. Vice President	—	—

Jason M. Lewis Associate	—	—

Matthew D. Lota Vice President	—	—

Steve Loncar Vice President	SunTrust Bank	Officer

Tina Y. Long Vice President	—	—

Anthony J. Lynch Associate	—	—

Jeanine L. Martin Vice President	—	—

David B. McElroy Director	—	—

Daniella Moiseyev- Cunniffe Vice President	—	—

Laura B. Newberg	Ceredex	Officer
Vice President	Certium	Officer
	IronOak	Officer
	Silvant	Officer

Patrick A. Paparelli	SunTrust Banks, Inc.	Officer
Managing Director/	SunTrust Bank	Officer
Secretary	Silvant	CCO
	Certium	CCO
	StableRiver	Officer
	Seix	Officer
	Ceredex	Officer
	IronOak	Officer

Ty E. Parrish Director	—	—

CONNECTION
	NAME OF OTHER	WITH OTHER
NAME	COMPANY	COMPANY
Gregory L. Phillips Director	—	—

Paul J. Pilcher Associate	—	—

Sean D. Porrello Director	—	—

Konda I. Pulliam Associate	—	—

David W. Reidy Vice President	—	—

Dina E. Romeo Vice President	—	—

Josie C. Rosson	SunTrust Bank	Officer
Managing Director	Ceredex	CCO
	IronOak	CCO
	Certium	Officer
	StableRiver	CCO
	Silvant	Officer

Julia R. Short Managing Director	—	—

Paul Slakter Director	—	—

Stephen Smith Vice President	—	—

Jeffrey P. St. Amand Director	—	—

John H. Stebbins	SunTrust Banks, Inc.	Officer
Managing Director	SunTrust Bank	Officer
	Ceredex	CFO
	IronOak	CFO
	Silvant	CFO
	Certium	CFO
	StableRiver	CFO
	Seix	Officer

Kimberly Jean Strickland Vice President	—	—

CONNECTION
	NAME OF OTHER	WITH OTHER
NAME	COMPANY	COMPANY
James Stueve Managing Director	—	—

Jessica Lacey Thompson	Certium	Officer
Director	StableRiver	Officer
	Ceredex	Officer
	IronOak	Officer
	Silvant	Officer

Matthew M. Tollison Vice President	—	—

William A. Turner	Certium	Officer
Director	StableRiver	Officer
	Seix	Officer
	Ceredex	Officer
	IronOak	Officer
	Silvant	Officer

Darlene van Nostrand Associate	—	—

Joseph Ward Vice President	Ceredex Certium IronOak Silvant	Officer Officer Officer Officer

Gustina Lee Warren Associate	—	—

Angela V. Watterson Vice President	—	—

Elizabeth Wilson Managing Director	SunTrust Bank	Officer

Kevin D. Wright Vice President	—	—

Investment Sub-Advisers:
Alpha Equity Management LLC
Alpha Equity Management LLC (“Alpha Equity”) serves as the investment sub-adviser for the Registrant’s International Equity 130/30 Fund, the Real Estate 130/30 Fund and the U.S. Equity 130/30 Fund. The principal address of Alpha Equity is 90 State House Square, Suite 1100, Hartford, CT 06103.

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY

Kevin Means Managing Partner, Chief Investment Officer, Chief Compliance Officer	—	—

Vince Fioramonti Partner, Director of Trading and IT	—	—

Donald Townswick Partner, Director of Research	—	—

Neil Kochen Partner, Chief Risk Officer, Chief Financial Officer	—	—
Ceredex Value Advisors LLC
Ceredex Value Advisors LLC (“Ceredex”) serves as the investment sub-adviser for the Registrant’s Large Cap Value Equity Fund, Mid-Cap Value Equity Fund and Small Cap Value Equity Fund. The principal address of Ceredex is 300 South Orange Avenue, Suite 1600, Orlando, Florida 32801.

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY
Brett L. Barner Managing Director	—	—

Matthew B. Carney	RidgeWorth Capital Management, Inc.	Director
Officer	Certium	Officer
	IronOak	Officer
	Silvant	Officer

Charlie E. Carter	Certium	Officer
Director	Seix	Officer
	Silvant	Officer
	IronOak	Officer
	StableRiver	Officer

Jennifer N. Graff Director	—	—

Nicole Blakely Vice President	—	—

Hein Hanekom Associate	—	—

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY
Diana Hanlin	RidgeWorth Capital Management, Inc.	Director
Officer	Certium	Officer
	IronOak	Officer
	Silvant	Officer
	Seix	Officer
	StableRiver	Officer

Melissa K. Miller Director	—	—

Laura B. Newberg	RidgeWorth Capital Management, Inc.	Vice President
Officer	Certium	Officer
	IronOak	Officer
	Silvant	Officer

Ashi Parikh	RidgeWorth Capital Management, Inc.	President & CIO
CEO	IronOak	CEO
	Silvant	CEO
	Certium	CEO
	StableRiver	Chairman

Mills Riddick	RidgeWorth Capital Management, Inc.	Officer
President/CIO

Josie Rosson	RidgeWorth Capital Management, Inc.	Managing Director
CCO	SunTrust Bank	Officer
	IronOak	CCO
	Certium	Officer
	StableRiver	CCO
	Silvant	Officer

Cody Smith	—	—
Vice President

John Stebbins	RidgeWorth Capital Management, Inc.	Managing Director
CFO	SunTrust Banks, Inc.	Officer
	SunTrust Bank	Officer
	IronOak	CFO
	Silvant	CFO
	Certium	CFO
	StableRiver	CFO
	Seix	Officer

Jessica Lacey Thompson	Certium	Officer
Officer
	StableRiver	Officer
	RidgeWorth Capital Management, Inc.	Director
	IronOak	Officer
	Silvant	Officer

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY
William A. Turner	Certium	Officer
Officer
	StableRiver	Officer
	Seix	Officer
	RidgeWorth Capital Management, Inc.	Director
	IronOak	Officer
	Silvant	Officer

Sarah A. Thompson	—	—
Associate

Joseph Ward	RidgeWorth Capital Management	Vice President
Officer	Certium	Officer
	IronOak	Officer
	Silvant	Officer

Don Wordell	—	—
Managing Director
Certium Asset Management LLC
Certium Asset Management LLC serves as the investment sub-adviser for the Registrant’s International Equity Fund, International Equity Index Fund and Large Cap Quantitative Equity Fund. The principal address of Certium is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

CONNECTION WITH
NAME	NAME OF OTHER COMPANY	OTHER COMPANY
Matthew B. Carney	RidgeWorth Capital Management, Inc.	Director
Officer	Ceredex	Officer
	IronOak	Officer
	Silvant	Officer

Chad Deakins	RidgeWorth Capital Management, Inc.	Officer
President/CEO

Charles East	—	—
Vice President

Risei Goto	—	—
Vice President

Diana Hanlin	RidgeWorth Capital Management, Inc.	Director
Officer	Ceredex	Officer
	IronOak	Officer
	Silvant	Officer
	Seix	Officer
	StableRiver	Officer

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY
Laura B. Newberg	RidgeWorth Capital Management, Inc.	Vice President
Officer	Ceredex	Officer
	IronOak	Officer
	Silvant	Officer

Patrick Papparelli	RidgeWorth Capital Management, Inc.	Managing Director
CCO	SunTrust Banks, Inc.	Officer
SunTrust Bank
Ceredex
IronOak
StableRiver
Seix
Silvant

Ashi Parikh	RidgeWorth Capital Management, Inc.	President and CIO
CEO	Ceredex
IronOak
Silvant
StableRiver

Greg Peters	—	—
Vice President

Josie Rosson	RidgeWorth Capital Management, Inc.	Managing Director
CCO	SunTrust Bank	Officer
	IronOak	CCO
	Ceredex	CCO
	StableRiver	CCO
	Silvant	Officer

Sowmdeb Sen	—	—
Vice President

John Stebbins	RidgeWorth Capital Management, Inc.	Managing Director
CFO	SunTrust Banks, Inc.	Officer
SunTrust Bank
Ceredex
IronOak
Silvant
StableRiver
Seix

Jessica Lacey Thompson	Ceredex	Officer
Officer	IronOak	Officer
	StableRiver	Officer
	Silvant	Officer
	RidgeWorth Capital Management, Inc.	Director

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY
William A. Turner	Ceredex	Officer
Officer
	StableRiver	Officer
	Seix	Officer
	RidgeWorth Capital Management, Inc.	Director
	IronOak	Officer
	Silvant	Officer

Joseph Ward	RidgeWorth Capital Management	Vice President
Officer	Ceredex	Officer
	IronOak	Officer
	Silvant	Officer

Matthew H. Welden	—	—
Director
IronOak Advisors LLC
IronOak Advisors LLC (“IronOak”) serves as the investment sub-adviser for the Registrant’s Large Cap Core Equity Fund and Mid-Cap Core Equity Fund. The principal address of IronOak is 919 East Main Street, Richmond, Virginia 23219.

CONNECTION WITH
NAME	NAME OF OTHER COMPANY	OTHER COMPANY
Charles Arrington	—	—
Director

Frank Ashby	—	—
Vice President

Frances Aylor	—	—
Director

Matthew B. Carney	RidgeWorth Capital Management, Inc.	Director
Officer	Ceredex	Officer
	Certium	Officer
	Silvant	Officer

Diana Hanlin	RidgeWorth Capital Management, Inc.	Director
Officer	Ceredex	Officer
	Certium	Officer
	Silvant	Officer
	Seix	Officer
	StableRiver	Officer

Jim Mallory	—	—
Vice President

Jeffrey Markunas	Ceredex	Officer
President/CIO	Silvant	Officer
	Certium	Officer
	RidgeWorth Capital Management, Inc.	Officer

CONNECTION WITH
NAME	NAME OF OTHER COMPANY	OTHER COMPANY
Laura B. Newberg	RidgeWorth Capital Management, Inc.	Vice President
Officer	Ceredex	Officer
	Certium	Officer
	Silvant	Officer

Thomas O’Neil	—	—
Vice President

Ashi Parikh	RidgeWorth Capital Management, Inc.	President & CIO
CEO	Ceredex	CEO
	Silvant	CEO
	Certium	CEO
	StableRiver	Chairman

Josie Rosson	RidgeWorth Capital Management, Inc.	Managing Director
CCO	SunTrust Bank	Officer
	Ceredex	CCO
	Certium	Officer
	StableRiver	CCO
	Silvant	Officer

James Savage	RidgeWorth Capital Management, Inc.	Officer
Director

John L. Snow III	—	—
Vice President

Jessica Lacey Thompson	Ceredex	Officer
Officer	Certium	Officer
	StableRiver	Officer
	Silvant	Officer
	RidgeWorth Capital Management, Inc.	Director

William A. Turner	Ceredex	Officer
Officer
	StableRiver	Officer
	Seix	Officer
	RidgeWorth Capital Management, Inc.	Director
	Certium	Officer
	Silvant	Officer

Joseph Ward	RidgeWorth Capital Management	Vice President
Officer	Ceredex	Officer
	Certium	Officer
	Silvant	Officer

Denise L. Wells	—	—
Associate

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY
John Stebbins	RidgeWorth Capital Management, Inc.	Managing Director
CFO	SunTrust Bank, Inc.	Officer
	SunTrust Bank	Officer
	Ceredex	CFO
	Silvant	CFO
	Certium	CFO
	StableRiver	CFO
	Seix	Officer
Seix Investment Advisors LLC
Seix Investment Advisors LLC serves as the investment sub-adviser for the Registrant’s High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Strategic Income Fund, Total Return Bond Fund and U.S. Government Securities Fund. The principal address of Seix is 10 Mountainview Road, Suite C-200, Upper Saddle River, New Jersey 07458.

CONNECTION WITH
NAME	NAME OF OTHER COMPANY	OTHER COMPANY
Mark E. Ahern	—	—
Managing Director

Jeannell Anthony	—	—
Associate

Seth Antiles	—	—
Managing Director

John E. Cashwell, Jr.	—	—
Managing Director

Carlos Catoya	—	—
Vice President

David Chou	—	—
Associate

Stacy Culver	—	—
Vice President

William Davis	—	—
Vice President

Christopher DeGaetano	—	—
Vice President

Jorge Delgado	—	—
Associate

Lisa Didonato	—	—
Associate

CONNECTION WITH
NAME	NAME OF OTHER COMPANY	OTHER COMPANY
Deirdre Dillon	RidgeWorth Capital Management, Inc.	Officer
CCO

Rebecca Ehrhart	—	—
Vice President

James Fitzpatrick	—	—
Managing Director

Vincent Flanagan	—	—
Vice President

Elena Fyodorova	—	—
Vice President

Michelle Gallo	—	—
Vice President

Leo Goldstein	—	—
Vice President

George Goudelias	—	—
Managing Director

Paul Guevera	—	—
Associate

Diana Hanlin	RidgeWorth Capital Management, Inc.	Director
Officer	Ceredex	Officer
	Certium	Officer
	Silvant	Officer
	IronOak	Officer
	StableRiver	Officer

James Keegan	Seix Structured Products LLC	Manager
CIO	RidgeWorth Capital Management, Inc.	Officer

Soo Kim	—	—
Associate

Nathaniel King	—	—
Vice President

Michael Kirkpatrick	—	—
Managing Director

Raymond Kramer	—	—
Vice President

Scott Kupchinsky	—	—
Vice President

CONNECTION WITH
NAME	NAME OF OTHER COMPANY	OTHER COMPANY
Gerard Leen	—	—
Vice President

Charles Leonard	—	—
Managing Director

Biron Lim	—	—
Managing Director

Laura Linnartz	—	—
Associate

Paula Madonna	—	—
Associate

Michael McEachern	—	—
President

Claudia J. McPherson	—	—
Vice President

Sharon Moran	—	—
Vice President

Brian Nold	—	—
Managing Director

Andrea Pagnozzi	—	—
Vice President

Cynthia Panebianco	—	—
Vice President

Brian Reid	—	—
Vice President

Michael Reiger	—	—
Managing Director

David Schwartzman	—	—
Vice President

Robert Sherman
CEO

Robin Shulman	—	—
Managing Director

Atul Sibal	—	—
Vice President

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY
Damanjit Singh	—	—
Associate

Robert Stampfl
Associate

Eric Storch	—	—
Managing Director

Perry Troisi	—	—
Managing Director

William A. Turner	Ceredex	Officer
Officer
	StableRiver	Officer
	IronOak	Officer
	RidgeWorth Capital Management, Inc.	Director
	Certium	Officer
	Silvant	Officer

Julie Vinar	—	—
Associate

Ania Wacht	—	—
Vice President

George Way	—	—
CFO

Adrien Webb	—	—
Managing Director

Ellen Welsh	—	—
Managing Director

Ann Williams	—	—
Associate

Thomas Winters	—	—
Managing Director

Jonathan Yozzo	—	—
Vice President

Samuel Zona	—	—
Managing Director

Silvant Capital Management LLC
Silvant Capital Management LLC serves as the investment sub-adviser for the Registrant’s Large Cap Growth Stock Fund, Select Large Cap Growth Stock Fund and Small Cap Growth Stock Fund. The principal address of Silvant is 50 Hurt Plaza, Atlanta, Georgia 30303.

CONNECTION WITH
NAME	NAME OF OTHER COMPANY	OTHER COMPANY
Brandi Allen	—	—
Director

Michael A. Bain	—	—
Director

Sandeep Bhatia	—	—
Director

Matthew B. Carney	RidgeWorth Capital Management, Inc.	Director
Officer	Ceredex	Officer
	Certium	Officer
	IronOak	Officer

Brad Erwin	—	—
Director

Jim Foster	—	—
Managing Director

Christopher Guinther	RidgeWorth Capital Management, Inc.	Officer
President/CIO

Diana Hanlin	RidgeWorth Capital Management, Inc.	Director
Officer	Ceredex	Officer
	Certium	Officer
	Silvant	Officer
	IronOak	Officer
	StableRiver	Officer

Randy Loving	—	—
Director

Laura B. Newberg	RidgeWorth Capital Management, Inc.	Vice President
Officer	Ceredex	Officer
	Certium	Officer
	IronOak	Officer

Patrick Paparelli	RidgeWorth Capital Management, Inc.	Managing Director
CCO	SunTrust Banks, Inc.	Officer
	SunTrust Bank	Officer
	Certium	CCO
	StableRiver	Officer
	Seix	Officer
	IronOak	Officer

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY
Ashi Parikh	RidgeWorth Capital Management, Inc.	President & CIO
CEO	Ceredex	CEO
	Iron Oak	CEO
	Certium	CEO
	StableRiver	Chairman

Joe Ransom	—	—
Managing Director

Josie Rosson	RidgeWorth Capital Management, Inc.	Managing Director
Officer	SunTrust Bank	Officer
	IronOak	CCO
	Certium	Officer
	StableRiver	CCO
	Ceredex	Officer

Kristin Ribic	—	—
Director

Michael Sansoterra	Certium	Officer
Managing Director	Seix	Officer
	StableRiver	Officer
	Ceredex	Officer
	IronOak	Officer
	RidgeWorth Capital Management, Inc.	Officer

Marc Schneidau	RidgeWorth Capital Management, Inc.	Officer
Managing Director

Jennifer Stewart	—	—
Associate

Jessica Lacey Thompson	Ceredex	Officer
Officer	Certium	Officer
	StableRiver	Officer
	IronOak	Officer
	RidgeWorth Capital Management, Inc.	Director

William A. Turner	Ceredex	Officer
Officer
	StableRiver	Officer
	IronOak	Officer
	RidgeWorth Capital Management, Inc.	Director
	Certium	Officer
	Seix	Officer

Joseph Ward	RidgeWorth Capital Management	Vice President
Officer	Ceredex	Officer
	Certium	Officer
	IronOak	Officer

CONNECTION WITH OTHER
NAME	NAME OF OTHER COMPANY	COMPANY
John Stebbins	RidgeWorth Capital Management, Inc.	Managing Director
CFO	SunTrust Banks, Inc.	Officer
	SunTrust Bank	Officer
	Ceredex	CFO
	IronOak	CFO
	Certium	CFO
	Seix	Officer
	StableRiver	CFO
StableRiver Capital Management LLC
StableRiver Capital Management LLC (“StableRiver”) serves as the investment sub-adviser for the Registrant’s Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, Ultra-Short Bond Fund, Virginia Intermediate Municipal Bond Fund, Institutional Cash Management Money Market Fund, Institutional Municipal Cash Reserve Money Market Fund, Institutional U.S. Government Securities Money Market Fund, Institutional U.S. Treasury Securities Money Market Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Securities Money Market Fund and the Virginia Tax-Free Money Market Fund. The principal address of StableRiver is 50 Hurt Plaza, Suite 1400, Atlanta, GA 30303.

CONNECTION WITH
NAME	NAME OF OTHER COMPANY	OTHER COMPANY
Kaltrina Baraliu Carney	—	—
Associate

Matthew Boden	—	—
Director

George Calvert	—	—
Director

Christopher Carter	—	—
Director

Kimberly Cook	—	—
Associate

Robert Corner	RidgeWorth Capital Management, Inc.	Officer
Managing Director

Elizabeth P. Cunningham	—	—
Associate

Christopher Giglio	—	—
Director

Matt Edelstein	—	—
Vice President

Gregory Hallman	—	—
Vice President

CONNECTION WITH
NAME	NAME OF OTHER COMPANY	OTHER COMPANY
Diana Hanlin	RidgeWorth Capital Management, Inc.	Director
Officer	Ceredex	Officer
	Certium	Officer
	Silvant	Officer
	IronOak	Officer
	Seix	Officer

Michael Honshurak	—	—
Director

Phillip H. Hooks	—	—
Vice President

Mark Kallis	—	—
Director

Kimberly Maichle	—	—
Director

Doug Mitchell	—	—
Vice President

Hassan Moss	—	—
Associate

Rick Nelson	RidgeWorth Capital Management, Inc.	Officer
CEO/CIO

William H. Peck	—	—
Director

Paul Robertson, III	SunTrust Banks, Inc.	Officer
President	SunTrust Bank	Officer

Josie Rosson	SunTrust Bank	Officer
CCO	Ceredex	CCO
	Certium	Officer
	IronOak	CCO
	Silvant RidgeWorth Capital Management, Inc.	Officer Managing Director

Ron Schwartz	—	—
Managing Director

Michael Sebesta	—	—
Managing Director

Dusty Self	—	—
Director

Mark Smith	—	—
Associate

CONNECTION WITH
NAME	NAME OF OTHER COMPANY	OTHER COMPANY
John Stebbins	RidgeWorth Capital Management, Inc.	Managing Director
CFO	SunTrust Banks, Inc.	Officer
SunTrust Bank
Ceredex
IronOak
Silvant
StableRiver
Seix

Chad Stephens	—	—
Managing Director

Sonny Surkin	—	—
Director

Jessica Lacey Thompson	Ceredex	Officer
Officer	Certium	Officer
	Silvant	Officer
	IronOak	Officer
	RidgeWorth Capital Management, Inc.	Director

William A. Turner	Ceredex	Officer
Officer
	Silvant	Officer
	IronOak	Officer
	RidgeWorth Capital Management, Inc.	Director
	Certium	Officer
	Seix	Officer

J.P. Yarusinski	—	—
Director

Scott Yuschak	—	—
Vice President

Justin Wu	—	—
Vice President

Zevenbergen Capital Investments LLC
Zevenbergen Capital Investments LLC (“ZCI”) serves as the investment subadviser for the Registrant’s Aggressive Growth Stock and Emerging Growth Stock Funds. The principal address of ZCI is 601 Union Street, Seattle, Washington 98101.

NAME OF OTHER
NAME		COMPANY

Brooke de Boutray Managing Director, Portfolio Manager	Rivendell Capital Inc. Seattle University	Vice President and Director Member, Department of Finance Advisory Board

Lisa Foley	Rivendell Capital Inc.	Secretary
Managing Director, Investment Officer

Leslie Tubbs	Rivendell Capital Inc.	Treasurer
Managing Director, Portfolio Manager and Chief Compliance Officer

Nancy A. Zevenbergen	Rivendell Capital Inc.	President and Director
President and Chief Investment Officer	Seattle Pacific University Foundation	Director
ITEM 32. Principal Underwriters:

Item 32(a)	RidgeWorth Distributors LLC (the “Distributor”) acts as principal underwriter for the following investment companies: RidgeWorth Funds
The Distributor is registered with the U.S. Securities and Exchange Commission as a broker-dealer and is a member of the Financial Regulatory Authority or “FINRA”. The Distributor has its main address at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is an indirect wholly-owned subsidiary of Foreside Financial Group LLC.
Item 32(b) Information about the Directors and Officers of the Distributor is as follows:

Name	Address	Position with Underwriter
Mark S. Redman	690 Taylor Road, Suite 150, Gahanna, OH 43230	President & Manager
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer & Manager
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary
Paul F. Hahesy	Three Canal Plaza, Suite 100, Portland, ME 04101	Chief Compliance Officer
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President & Director of Compliance
Item 32(c) Not applicable.

ITEM 33. Location of Accounts and Records:
Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:
(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant’s custodians:

SunTrust Bank
303 Peachtree Street, N.E.
Atlanta, GA 30308

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109
(Institutional Cash Management Money Market Fund, International Equity Fund, International Equity Index Fund, Seix Global Strategy Fund, International Equity 130/30 Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund)
(b) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant’s administrator:

Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.)
3435 Stelzer Road
Columbus, Ohio 43219
(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s adviser and subadviser:

RidgeWorth Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303

Alpha Equity Management LLC
90 State House Square
Suite 1100
Hartford, CT 06103

Ceredex Value Advisers LLC
300 South Orange Avenue, Suite 1600
Orlando, FL 32801
(records relating to its function as subadviser)

Certium Asset Management LLC
50 Hurt Plaza, Suite 1400
Atlanta, GA 30303
(records relating to its function as subadviser)

IronOak Advisors LLC
919 East Main Street
Richmond, VA 23219
(records relating to its function as subadviser)

Seix Investment Advisors LLC
10 Mountain View Road
Suite C-200
Upper Saddle River, New Jersey 07458

Silvant Capital Management LLC
50 Hurt Plaza, Suite 1400
Atlanta, GA 30303
(records relating to its function as subadviser)

StableRiver Capital Management LLC
50 Hurt Plaza, Suite 1400
Atlanta, GA 30303
(records relating to its function as subadviser)

Zevenbergen Capital Investments LLC
601 Union Street
Seattle, Washington 98101
(records relating to its function as subadviser)
(d) RidgeWorth Distributors LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
(records relating to its function as distributor)
ITEM 34. Management Services: None.
ITEM 35. Undertakings: None.

NOTICE
A copy of the Agreement and Declaration of Trust for the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirement for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 82 to the Registrant’s Registration Statement (the “Amendment”) to be signed on its behalf by the undersigned, duly authorized, in the City of Atlanta, State of Georgia on the 28th day of July, 2010.

By:	/s/ Julia R. Short
Julia R. Short,
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacity and as of the dates indicated.

*	Trustee
Jeffrey M. Biggar

*	Trustee
George C. Guynn

*	Trustee
Sidney E. Harris

*	Trustee
Warren Y. Jobe

*	Trustee
Connie D. McDaniel

*	Trustee
Clarence H. Ridley

*	Trustee
Charles D. Winslow

/s/ Julia R. Short Julia R. Short	President and Chief Executive Officer

/s/ Martin R. Dean Martin R. Dean	Treasurer and Chief Financial Officer

* By:	/s/ Jennifer English Jennifer English, pursuant to the powers of attorney filed herewith

RIDGEWORTH FUNDS
RIDGEWORTH VARIABLE TRUST
POWER OF ATTORNEY
     KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of RidgeWorth Funds and RidgeWorth Variable Trust (each, a “Trust”), business trusts organized under the laws of the Commonwealth of Massachusetts, hereby constitutes and appoints Jennifer English and Danio Mastropieri, and each of them singly, his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him or her and in his or her name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust’s shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.
     IN WITNESS WHEREOF, the undersigned have herewith set their names as of the 26th day of February 2010.

/s/ Jeffrey Biggar	/s/ George C. Guynn

Jeffrey M. Biggar, Trustee	George C. Guynn, Trustee

/s/ Sidney E. Harris	/s/ Warren Y. Jobe

Sidney E. Harris, Trustee	Warren Y. Jobe, Trustee

/s/ Connie McDaniel	/s/ Clarence Ridley

Connie D. McDaniel, Trustee	Clarence H. Ridley, Trustee

/s/ Charles D. Winslow

Charles D. Winslow, Trustee

Exhibit Index

Exhibit	Document

D7	Expense Limation Agreement dated August 1, 2010 among the Registrant, RidgeWorth Capital Management, Inc., Alpha Equity Management LLC and StableRiver Capital Management, LLC.

H9	Amendment dated April 1, 2008 to the Master Services Agreement dated July 16, 2004 between the Registrant and Citi Fund Services, Ohio, Inc. (formerly, BISYS Fund Services, Ohio, Inc.).

H13	Amendment dated November 20, 2009 to the Master Services Agreement dated July 16, 2004 between the Registrant and Citi Fund Services Ohio, Inc.

H15	Amendment dated May 1, 2008 to the Compliance Services Agreement dated October 1, 2004 among the Registrant, RidgeWorth Variable Trust (formerly, STI Classic Variable Trust) and Citi Fund Services, Inc. (formerly, BISYS Fund Services, Ohio, Inc.).

H24	Fund Services Agreement dated March 31, 2009 between the Registrant and RidgeWorth Capital Management, Inc.

I	Opinion and Consent of Counsel.

J	Consent of independent registered public accounting firm.